SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 002-84130)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 88	[X]
and
REGISTRATION STATEMENT (No. 811-03759)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 88	[X]

Variable Insurance Products Fund IV
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( )	immediately upon filing pursuant to paragraph (b).
(X)	on (April 30, 2007) pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	60 days after filing pursuant to paragraph (a)(1) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485 at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(2) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Initial Class, Service Class, and Service Class 2

Aggressive Growth Portfolio

Asset ManagerSM Portfolio

Asset Manager: Growth® Portfolio

Balanced Portfolio

Contrafund® Portfolio

Disciplined Small Cap Portfolio

Dynamic Capital Appreciation Portfolio

Equity-Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

Growth Stock Portfolio

High Income Portfolio

Index 500 Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Overseas Portfolio

Real Estate Portfolio

Strategic Income Portfolio

Value Portfolio

Value Leaders Portfolio

Value Strategies Portfolio

Prospectus

April 30, 2007

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Performance Information
	<Click Here>	Additional Information About the Standard & Poor's 500 Index

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Aggressive Growth Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing in companies Fidelity Management & Research Company (FMR) believes offer the potential for accelerated earnings or revenue growth (stocks of these companies are often called "growth" stocks).
  Focusing investments in medium-sized companies, but may also invest substantially in larger or smaller companies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.
  Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.
  Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.

Prospectus

Fund Summary - continued

  Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.
  Analyzing an issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value to select investments.
  Investing in Fidelity's central funds.
  Engaging in transactions that have a leveraging effect on the fund.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies whose value FMR believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.

Prospectus

  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the Standard & Poor's® SmallCap 600 Index (S&P® SmallCap 600)).
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM  Index (S&P 500®).

Principal Investment Strategies

  Normally investing at least 80% of assets in equity securities.

Prospectus

Fund Summary - continued

  Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Prospectus

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Stock Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks.
  Investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

Prospectus

Fund Summary - continued

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Principal Investment Strategies

  Normally investing at least 80% of assets in common stocks included in the S&P 500.
  Lending securities to earn income for the fund.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

  Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.
  Managing the fund to have similar overall interest rate risk to the Lehman Brothers® Aggregate Bond Index.
  Allocating assets across different market sectors and maturities.
  Investing in domestic and foreign issuers.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Potentially investing in lower-quality debt securities.
  Investing in Fidelity's central funds.
  Engaging in transactions that have a leveraging effect on the fund.

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor's MidCap 400 Index (S&P MidCap 400)).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.

Prospectus

  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

  Normally investing at least 80% of assets in non-U.S. securities.
  Normally investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Investing in domestic and foreign issuers.

Prospectus

Fund Summary - continued

  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Strategic Income Portfolio seeks a high level of current income. The fund may also seek capital appreciation.

Principal Investment Strategies

  Investing primarily in debt securities, including lower-quality debt securities.
  Allocating the fund's assets among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging markets securities, and foreign developed market securities.
  Potentially investing in equity securities.
  Using a neutral mix of approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets.
  Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments.
  Investing in Fidelity's central funds.
  Engaging in transactions that have a leveraging effect on the fund.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Value Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Prospectus

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Value Leaders Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks of well-known and established companies.
  Normally investing at least 80% of assets in blue chip companies (companies whose stock is included in the S&P 500 or the Dow Jones Industrial AverageSM  (DJIASM ), and companies with market capitalizations of at least $1 billion if not included in either index).
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in securities of domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Value Strategies Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, or growth potential (stocks of these companies are often called "value" stocks).
  Focusing investments in medium-sized companies, but also may invest substantially in larger or smaller companies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in each fund. The information illustrates VIP Disciplined Small Cap's performance over the past year, as represented by the performance of Initial Class, and the changes in each fund's (other than VIP Disciplined Small Cap's) performance from year to year, as represented by the performance of Initial Class of each fund, and compares the performance of each class of each fund (other than VIP Money Market) to the performance of a market index over various periods of time, and compares the performance of each class of VIP Balanced, VIP Disciplined Small Cap, VIP Equity-Income, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Real Estate, and VIP Strategic Income to an average of the performance of similar funds over various periods of time. Each class of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income also compares its performance to the performance of a combination of market indexes over various periods of time. VIP Real Estate also compares its performance to the performance of an additional index over various periods of time. Prior to February 1, 2007, VIP Growth Opportunities operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Returns for each class of each fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for each class of each fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Prospectus

Fund Summary - continued

Year-by-Year Returns

VIP Aggressive Growth - Initial Class
Calendar Years	2001	2002	2003	2004	2005	2006
	-17.89%	-26.40%	30.58%	10.25%	8.11%	8.53%



During the periods shown in the chart for Initial Class of VIP Aggressive Growth:	Returns	Quarter ended
Highest Quarter Return	 25.00%	June 30, 2001
Lowest Quarter Return	 -26.70%	September 30, 2001
Year-to-Date Return	 2.35%	March 31, 2007
VIP Asset Manager - Initial Class
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
	20.65%	15.05%	11.09%	-3.87%	-4.15%	-8.73%	17.97%	5.47%	4.04%	7.32%



During the periods shown in the chart for Initial Class of VIP Asset Manager:	Returns	Quarter ended
Highest Quarter Return	 12.80%	December 31, 1998
Lowest Quarter Return	 -8.22%	September 30, 2001
Year-to-Date Return	 2.13%	March 31, 2007
VIP Asset Manager: Growth - Initial Class
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
	25.07%	17.57%	15.26%	-12.47%	-7.39%	-15.53%	23.34%	5.98%	3.89%	6.99%



During the periods shown in the chart for Initial Class of VIP Asset Manager: Growth:	Returns	Quarter ended
Highest Quarter Return	 17.69%	December 31, 1998
Lowest Quarter Return	 -11.97%	June 30, 2002
Year-to-Date Return	 2.16%	March 31, 2007
VIP Balanced - Initial Class
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
	22.18%	17.64%	4.55%	-4.30%	-1.58%	-8.72%	17.72%	5.47%	5.77%	11.78%



During the periods shown in the chart for Initial Class of VIP Balanced:	Returns	Quarter ended
Highest Quarter Return	 11.83%	June 30, 1997
Lowest Quarter Return	 -8.20%	September 30, 2001
Year-to-Date Return	 3.01%	March 31, 2007
VIP Contrafund - Initial Class
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
	24.14%	29.98%	24.25%	-6.58%	-12.28%	-9.35%	28.46%	15.48%	16.94%	11.72%



During the periods shown in the chart for Initial Class of VIP Contrafund:	Returns	Quarter ended
Highest Quarter Return	 23.56%	December 31, 1998
Lowest Quarter Return	 -13.07%	March 31, 2001
Year-to-Date Return	 1.55%	March 31, 2007
VIP Disciplined Small Cap - Initial Class
Calendar Year	2006
16.51%



During the periods shown in the chart for Initial Class of VIP Disciplined Small Cap:	Returns	Quarter ended
Highest Quarter Return	 14.44%	March 31, 2006
Lowest Quarter Return	 -4.57%	June 30, 2006
Year-to-Date Return	 2.55%	March 31, 2007
VIP Dynamic Capital Appreciation - Initial Class
Calendar Years	2001	2002	2003	2004	2005	2006
	-28.32%	-7.21%	25.49%	1.41%	21.14%	13.97%



During the periods shown in the chart for Initial Class of VIP Dynamic Capital Appreciation:	Returns	Quarter ended
Highest Quarter Return	 21.27%	December 31, 2001
Lowest Quarter Return	 -29.02%	March 31, 2001
Year-to-Date Return	 2.48%	March 31, 2007
VIP Equity-Income - Initial Class
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
	28.11%	11.63%	6.33%	8.42%	-4.96%	-16.95%	30.33%	11.53%	5.87%	20.19%



During the periods shown in the chart for Initial Class of VIP Equity-Income:	Returns	Quarter ended
Highest Quarter Return	 18.12%	June 30, 2003
Lowest Quarter Return	 -19.10%	September 30, 2002
Year-to-Date Return	 1.11%	March 31, 2007
VIP Growth - Initial Class
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
	23.48%	39.49%	37.44%	-10.96%	-17.67%	-30.10%	32.85%	3.38%	5.80%	6.85%



During the periods shown in the chart for Initial Class of VIP Growth:	Returns	Quarter ended
Highest Quarter Return	 24.29%	December 31, 1998
Lowest Quarter Return	 -21.99%	September 30, 2001
Year-to-Date Return	 1.49%	March 31, 2007
VIP Growth & Income - Initial Class
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
	30.09%	29.59%	9.17%	-3.62%	-8.75%	-16.61%	23.77%	5.80%	7.63%	13.18%



During the periods shown in the chart for Initial Class of VIP Growth & Income:	Returns	Quarter ended
Highest Quarter Return	 20.97%	December 31, 1998
Lowest Quarter Return	 -13.69%	June 30, 2002
Year-to-Date Return	 1.43%	March 31, 2007
VIP Growth Opportunities - Initial Class
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
	29.95%	24.61%	4.27%	-17.07%	-14.42%	-21.84%	29.87%	7.19%	8.89%	5.46%



During the periods shown in the chart for Initial Class of VIP Growth Opportunities:	Returns	Quarter ended
Highest Quarter Return	 20.74%	December 31, 1998
Lowest Quarter Return	 -16.62%	September 30, 2002
Year-to-Date Return	 4.85%	March 31, 2007
VIP Growth Stock - Initial Class
Calendar Years	2003	2004	2005	2006
	29.05%	2.31%	7.57%	1.12%



During the periods shown in the chart for Initial Class of VIP Growth Stock:	Returns	Quarter ended
Highest Quarter Return	 14.24%	June 30, 2003
Lowest Quarter Return	 -8.43%	June 30, 2006
Year-to-Date Return	 1.24%	March 31, 2007
VIP High Income - Initial Class
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
	17.67%	-4.33%	8.25%	-22.54%	-11.73%	3.44%	27.26%	9.59%	2.70%	11.24%



During the periods shown in the chart for Initial Class of VIP High Income:	Returns	Quarter ended
Highest Quarter Return	 10.15%	June 30, 2003
Lowest Quarter Return	 -14.17%	December 31, 2000
Year-to-Date Return	 2.68%	March 31, 2007
VIP Index 500 - Initial Class
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
	32.83%	28.31%	20.52%	-9.30%	-12.09%	-22.25%	28.41%	10.62%	4.82%	15.73%



During the periods shown in the chart for Initial Class of VIP Index 500:	Returns	Quarter ended
Highest Quarter Return	 21.36%	December 31, 1998
Lowest Quarter Return	 -17.29%	September 30, 2002
Year-to-Date Return	 0.61%	March 31, 2007
VIP Investment Grade Bond - Initial Class
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
	9.06%	8.85%	-1.05%	11.22%	8.46%	10.34%	5.20%	4.46%	2.19%	4.35%



During the periods shown in the chart for Initial Class of VIP Investment Grade Bond:	Returns	Quarter ended
Highest Quarter Return	 4.62%	September 30, 2001
Lowest Quarter Return	 -2.53%	June 30, 2004
Year-to-Date Return	 1.49%	March 31, 2007
VIP Mid Cap - Initial Class
Calendar Years	1999	2000	2001	2002	2003	2004	2005	2006
	49.04%	33.78%	-3.26%	-9.82%	38.64%	24.92%	18.30%	12.70%



During the periods shown in the chart for Initial Class of VIP Mid Cap:	Returns	Quarter ended
Highest Quarter Return	 32.12%	December 31, 1999
Lowest Quarter Return	 -10.49%	September 30, 2002
Year-to-Date Return	 2.90%	March 31, 2007
VIP Money Market - Initial Class
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
	5.51%	5.46%	5.17%	6.30%	4.18%	1.69%	1.00%	1.21%	3.03%	4.87%



During the periods shown in the chart for Initial Class of VIP Money Market:	Returns	Quarter ended
Highest Quarter Return	 1.60%	September 30, 2000
Lowest Quarter Return	 0.23%	September 30, 2003
Year-to-Date Return	 1.27%	March 31, 2007
VIP Overseas - Initial Class
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
	11.56%	12.81%	42.55%	-19.07%	-21.21%	-20.28%	43.37%	13.57%	19.06%	18.09%



During the periods shown in the chart for Initial Class of VIP Overseas:	Returns	Quarter ended
Highest Quarter Return	 24.78%	December 31, 1999
Lowest Quarter Return	 -21.22%	September 30, 2002
Year-to-Date Return	 4.45%	March 31, 2007
VIP Real Estate - Initial Class
Calendar Years	2003	2004	2005	2006
	33.21%	34.14%	15.12%	36.71%



During the periods shown in the chart for Initial Class of VIP Real Estate:	Returns	Quarter ended
Highest Quarter Return	 16.67%	December 31, 2004
Lowest Quarter Return	 -5.56%	June 30, 2004
Year-to-Date Return	 3.09%	March 31, 2007
VIP Strategic Income - Initial Class
Calendar Years	2004	2005	2006
	8.66%	3.10%	7.87%



During the periods shown in the chart for Initial Class of VIP Strategic Income:	Returns	Quarter ended
Highest Quarter Return	 5.03%	December 31, 2004
Lowest Quarter Return	 -2.95%	June 30, 2004
Year-to-Date Return	 1.68%	March 31, 2007
VIP Value - Initial Class
Calendar Years	2002	2003	2004	2005	2006
	-15.66%	34.16%	11.24%	6.09%	14.75%



During the periods shown in the chart for Initial Class of VIP Value:	Returns	Quarter ended
Highest Quarter Return	 20.59%	June 30, 2003
Lowest Quarter Return	 -17.38%	September 30, 2002
Year-to-Date Return	 4.59%	March 31, 2007
VIP Value Leaders - Initial Class
Calendar Years	2004	2005	2006
	15.15%	10.18%	15.18%



During the periods shown in the chart for Initial Class of VIP Value Leaders:	Returns	Quarter ended
Highest Quarter Return	 10.37%	December 31, 2004
Lowest Quarter Return	 -2.50%	June 30, 2006
Year-to-Date Return	 2.50%	March 31, 2007
VIP Value Strategies - Initial Class
Calendar Years	2003	2004	2005	2006
	57.91%	14.13%	2.66%	16.33%



During the periods shown in the chart for Initial Class of VIP Value Strategies:	Returns	Quarter ended
Highest Quarter Return	 29.48%	June 30, 2003
Lowest Quarter Return	 -7.26%	September 30, 2004
Year-to-Date Return	 7.32%	March 31, 2007

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2006	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Aggressive Growth
Initial Class	 8.53%	 4.45%	 0.38%A
Service Class	 8.42%	 4.38%	 0.38%A
Service Class 2	 8.29%	 4.14%	 0.09%A
Russell Midcap Growth Index	 10.66%	 8.22%	 2.85%A
VIP Asset Manager
Initial Class	 7.32%	 4.86%	 6.06%
Service Class	 7.24%	 4.76%	 4.60%B
Service Class 2	 7.06%	 4.59%	 2.32%C
S&P 500 Index	 15.79%	 6.19%	 8.42%
Fidelity Asset Manager 50% Composite Index	 9.79%	 5.56%	 7.40%
VIP Asset Manager: Growth
Initial Class	 6.99%	 4.18%	 5.36%
Service Class	 6.93%	 4.09%	 3.47%B
Service Class 2	 6.64%	 3.87%	 0.04%C
S&P 500 Index	 15.79%	 6.19%	 8.42%
Fidelity Asset Manager 70% Composite Index	 12.05%	 5.88%	 7.91%
VIP Balanced
Initial Class	 11.78%	 6.03%	 6.61%
Service Class	 11.64%	 5.92%	 5.12%B
Service Class 2	 11.50%	 5.75%	 3.46%C
S&P 500 Index	 15.79%	 6.19%	 8.42%
Fidelity Balanced 60/40 Composite Index	 11.12%	 5.98%	 7.88%
Lipper Variable Annuity Balanced Funds Average	 9.97%	 5.30%	 6.28%
VIP Contrafund
Initial Class	 11.72%	 11.93%	 11.18%
Service Class	 11.59%	 11.82%	 9.51%B
Service Class 2	 11.43%	 11.65%	 5.57%C
S&P 500 Index	 15.79%	 6.19%	 8.42%
VIP Disciplined Small Cap
Initial Class	 16.51%	--	 15.63%D
Service Class	 16.40%	--	 15.52%D
Service Class 2	 16.25%	--	 15.37%D
Russell 2000 Index	 18.37%	--	 17.65%D
Lipper Variable Annuity Small-Cap Funds Average	 13.80%	--	--
VIP Dynamic Capital Appreciation
Initial Class	 13.97%	 10.27%	 -0.07%E
Service Class	 13.99%	 10.16%	 -0.18%E
Service Class 2	 13.81%	 9.94%	 -0.33%E
S&P 500 Index	 15.79%	 6.19%	 1.46%E
VIP Equity-Income
Initial Class	 20.19%	 8.96%	 9.18%
Service Class	 20.08%	 8.86%	 7.43%B
Service Class 2	 19.93%	 8.69%	 6.82%C
Russell 3000® Value Index	 22.34%	 11.20%	 11.11%
Lipper Variable Annuity Equity Income Objective Funds Average	 17.77%	 8.53%	 9.30%
VIP Growth
Initial Class	 6.85%	 1.65%	 6.53%
Service Class	 6.73%	 1.54%	 4.66%B
Service Class 2	 6.57%	 1.39%	 -3.12%C
Russell 3000 Growth Index	 9.46%	 3.02%	 5.34%
VIP Growth & Income
Initial Class	 13.18%	 5.87%	 7.97%
Service Class	 13.01%	 5.76%	 6.01%B
Service Class 2	 12.86%	 5.60%	 2.27%C
S&P 500 Index	 15.79%	 6.19%	 8.42%
VIP Growth Opportunities
Initial Class	 5.46%	 4.55%	 4.12%
Service Class	 5.30%	 4.44%	 1.91%B
Service Class 2	 5.12%	 4.27%	 -1.71%C
Russell 1000® Growth Index	 9.07%	 2.69%	 5.44%
S&P 500 Index	 15.79%	 6.19%	 8.42%
VIP Growth Stock
Initial Class	 1.12%	--	 8.46%F
Service Class	 1.01%	--	 8.35%F
Service Class 2	 0.93%	--	 8.20%F
Russell 1000 Growth Index	 9.07%	--	 10.95%F
VIP High Income
Initial Class	 11.24%	 10.51%	 3.22%
Service Class	 11.18%	 10.42%	 1.75%B
Service Class 2	 11.02%	 10.22%	 1.64%C
Merrill Lynch® U.S. High Yield Master II Constrained Index	 10.76%	 9.95%	 6.60%
Lipper Variable Annuity High Current Yield Funds Average	 9.89%	 8.88%	 5.35%
VIP Index 500
Initial Class	 15.73%	 6.02%	 8.17%
Service Class	 15.61%	 5.92%	 0.75%G
Service Class 2	 15.44%	 5.76%	 1.06%C
S&P 500 Index	 15.79%	 6.19%	 8.42%
Lipper Variable Annuity S&P 500 Index Objective Funds Average	 15.35%	 5.78%	 8.09%
VIP Investment Grade Bond
Initial Class	 4.35%	 5.27%	 6.24%
Service Class	 4.30%	 5.16%	 6.28%G
Service Class 2	 4.14%	 5.02%	 6.41%C
Lehman Brothers Aggregate Bond Index	 4.33%	 5.06%	 6.24%
Lipper Variable Annuity Intermediate Investment Grade Debt Funds Average	 4.14%	 4.90%	 5.81%
VIP Mid Cap
Initial Class	 12.70%	 15.80%	 19.40%H
Service Class	 12.59%	 15.69%	 19.28%H
Service Class 2	 12.40%	 15.52%	 15.44%C
S&P MidCap 400 Index	 10.32%	 10.89%	 11.37%H
VIP Money Market
Initial Class	 4.87%	 2.35%	 3.83%
Service Class	 4.76%	 2.25%	 2.84%G
Service Class 2	 4.61%	 2.10%	 2.91%C
VIP Overseas
Initial Class	 18.09%	 12.78%	 7.64%
Service Class	 17.95%	 12.68%	 6.88%B
Service Class 2	 17.83%	 12.52%	 2.66%C
Morgan Stanley Capital InternationalSM Europe, Australasia, Far East Index	 26.53%	 15.22%	 7.92%
VIP Real Estate
Initial Class	 36.71%	--	 29.07%I
Service Class	 36.61%	--	 28.94%I
Service Class 2	 36.35%	--	 28.75%I
S&P 500 Index	 15.79%	--	 12.92%I
Dow Jones Wilshire Real Estate Securities IndexSM	 35.67%	--	 29.57%I
Lipper Variable Annuity Real Estate Funds Average	 35.60%	--	--
VIP Strategic Income
Initial Class	 7.87%	--	 6.46%J
Service Class	 7.78%	--	 6.32%J
Service Class 2	 7.54%	--	 6.14%J
Merrill Lynch U.S. High Yield Master II Constrained Index	 10.76%	--	 8.11%J
Fidelity Strategic Income Composite Index	 8.10%	--	 6.72%J
Lipper Variable Annuity Income Funds Average	 8.77%	--	--
VIP Value
Initial Class	 14.75%	 8.91%	 7.19%K
Service Class	 14.56%	 8.80%	 7.07%K
Service Class 2	 14.32%	 8.61%	 6.91%K
Russell 3000 Value Index	 22.34%	 11.20%	 9.06%K
VIP Value Leaders
Initial Class	 15.18%	--	 15.07%L
Service Class	 15.11%	--	 14.98%L
Service Class 2	 14.86%	--	 14.80%L
Russell 1000 Value Index	 22.25%	--	 16.48%L
VIP Value Strategies
Initial Class	 16.33%	--	 11.56%M
Service Class	 16.20%	--	 11.44%M
Service Class 2	 16.09%	--	 11.44%M
Russell Midcap Value Index	 20.22%	--	 16.28%M

A From December 27, 2000.

B From November 3, 1997.

C From January 12, 2000.

D From December 27, 2005.

E From September 25, 2000.

F From December 11, 2002.

G From July 7, 2000.

H From December 28, 1998.

I From November 6, 2002.

J From December 23, 2003.

K From May 9, 2001.

L From June 17, 2003.

M From February 20, 2002.

Going forward, VIP Growth Opportunities' performance will be compared to Russell 1000® Growth Index rather than S&P 500 Index because the Russell 1000 Growth Index conforms more closely to the fund's investment strategy.

Russell Midcap Growth Index is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000 Index that exhibit growth-oriented characteristics. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Russell 2000 Index is a market capitalization-weighted index of the stocks of the 2,000 smallest companies included in the Russell 3000 Index. The Russell 3000 Index comprises the 3,000 largest U.S. domiciled companies.

Russell 3000® Value Index is a market capitalization-weighted index of those stocks of the 3,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Russell 3000 Growth Index is a market capitalization-weighted index of those stocks of the 3,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

Russell 1000 Growth Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

Merrill Lynch® U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

Lehman Brothers Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Prospectus

Fund Summary - continued

Standard & Poor's MidCap 400 Index (S&P MidCap 400) is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation.

Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East (MSCI® EAFE®) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Russell 1000 Value Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Russell Midcap Value Index is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000 Index that exhibit value-oriented characteristics. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies.

Fidelity Asset Manager 50% Composite Index is a hypothetical representation of the performance of VIP Asset Manager's three asset classes according to their respective weightings in the fund's neutral mix (50% stocks, 40% bonds, and 10% short-term/money market instruments). The following indexes are used to represent VIP Asset Manager's asset classes when calculating the composite index: stocks - a combination of the Dow Jones Wilshire 5000 Composite IndexSM  (Dow Jones Wilshire 5000) (45%) and the MSCI EAFE Index (5%), bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to July 1, 2006, the S&P 500 was used for the stock class.

Fidelity Asset Manager 70% Composite Index is a hypothetical representation of the performance of VIP Asset Manager: Growth's three asset classes according to their respective weightings in the fund's neutral mix (70% stocks, 25% bonds, and 5% short-term/money market instruments). The following indexes are used to represent VIP Asset Manager: Growth's asset classes when calculating the composite index: stocks - a combination of the Dow Jones Wilshire 5000 (60%) and the MSCI EAFE Index (10%), bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to July 1, 2006, the S&P 500 was used for the stock class.

Fidelity Balanced 60/40 Composite Index is a hypothetical representation of the performance of VIP Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to represent VIP Balanced's investment categories when calculating the composite index: equity - the S&P 500, and bond - the Lehman Brothers Aggregate Bond Index.

Dow Jones Wilshire Real Estate Securities IndexSM  is a float-adjusted market capitalization-weighted index of publicly traded real estate securities such as real estate investment trusts (REITs) and real estate operating companies (REOCs).

Fidelity Strategic Income Composite Index is a hypothetical representation of the performance of VIP Strategic Income's four general investment categories according to their respective weighting in the fund's neutral mix (40% high yield, 30% U.S. Government and investment-grade, 15% foreign developed markets, and 15% emerging markets). The following indexes are used to represent VIP Strategic Income's investment categories when calculating the composite index: high yield - the Merrill Lynch U.S. High Yield Master II Constrained Index, U.S. Government and investment-grade - the Lehman Brothers Government Bond Index, foreign developed markets - the Citigroup Non-U.S. Group of 7 Index - Equally Weighted Unhedged, and emerging markets - the J.P. Morgan Emerging Markets Bond Index Global (J.P. Morgan EMBI Global).

Dow Jones Wilshire 5000 Composite Index (Dow Jones Wilshire 5000) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Lehman Brothers 3-Month Treasury Bill Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months. It excludes zero coupon strips.


Lehman Brothers Government Bond Index is a market value-weighted index of U.S. Treasury and government agency fixed-rate debt securities with maturities of one year or more.

Citigroup Non-U.S. Group of 7 Index - Equally Weighted Unhedged is a market value-weighted index that is designed to represent the unhedged performance of Japan, Germany, France, Britain, Italy, and Canada (the Group of 7, excluding the United States). Issues included in the index have fixed-rate coupons and maturities of one year or more.

J.P. Morgan Emerging Markets Bond Index Global (J.P. Morgan EMBI Global) is a market value-weighted index of U.S. dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets' sovereign and quasi-sovereign entities. The index covers various emerging markets countries.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of a fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product.

Prospectus

Fees (paid by the variable product owner directly)

	Initial Class	Service Class	Service Class 2
Sales charge (load) on purchases and reinvested distributions	Not Applicable	Not Applicable	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable	Not Applicable	Not Applicable

Annual operating expenses (paid from class assets)

		Initial Class	Service Class	Service Class 2
VIP Aggressive Growth	Management fee 	0.62%	0.62%	0.62%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.59%	0.55%	0.57%
	Total annual class operating expensesA	1.21%	1.27%	1.44%
VIP Asset Manager	Management fee 	0.52%	0.52%	0.52%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.13%	0.14%	0.15%
	Total annual class operating expensesA	0.65%	0.76%	0.92%
VIP Asset Manager: Growth	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.20%	0.20%	0.23%
	Total annual class operating expensesA	0.77%	0.87%	1.05%
VIP Balanced	Management fee 	0.42%	0.42%	0.42%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.19%	0.20%	0.20%
	Total annual class operating expensesA	0.61%	0.72%	0.87%
VIP Contrafund	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.09%	0.09%	0.09%
	Total annual class operating expensesA	0.66%	0.76%	0.91%
VIP Disciplined Small Cap	Management fee 	0.71%	0.71%	0.71%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses	0.59%	0.73%	0.73%
	Total annual class operating expensesA	1.30%	1.54%	1.69%
VIP Dynamic Capital Appreciation	Management fee 	0.56%	0.56%	0.56%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.22%	0.22%	0.24%
	Total annual class operating expensesA	0.78%	0.88%	1.05%
VIP Equity-Income	Management fee 	0.47%	0.47%	0.47%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.10%	0.10%	0.10%
	Total annual class operating expensesA	0.57%	0.67%	0.82%
VIP Growth	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.11%	0.11%	0.12%
	Total annual class operating expensesA	0.68%	0.78%	0.94%
VIP Growth & Income	Management fee 	0.47%	0.47%	0.47%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.13%	0.13%	0.13%
	Total annual class operating expensesA	0.60%	0.70%	0.85%
VIP Growth Opportunities	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.15%	0.15%	0.17%
	Total annual class operating expensesA	0.72%	0.82%	0.99%
VIP Growth Stock	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.41%	0.49%	0.53%
	Total annual class operating expensesA	0.98%	1.16%	1.35%
VIP High Income	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.14%	0.14%	0.15%
	Total annual class operating expensesA	0.71%	0.81%	0.97%
VIP Index 500	Management fee 	0.10%	0.10%	0.10%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.00%	0.00%	0.00%
	Total annual class operating expenses	0.10%	0.20%	0.35%
VIP Investment Grade Bond	Management fee 	0.32%	0.32%	0.32%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.12%	0.12%	0.12%
	Total annual class operating expensesA	0.44%	0.54%	0.69%
VIP Mid Cap	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.11%	0.11%	0.11%
	Total annual class operating expensesA	0.68%	0.78%	0.93%
VIP Money Market	Management fee 	0.23%	0.23%	0.23%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.10%	0.10%	0.10%
	Total annual class operating expensesA	0.33%	0.43%	0.58%
VIP Overseas	Management fee 	0.72%	0.72%	0.72%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.16%	0.16%	0.16%
	Total annual class operating expensesA	0.88%	0.98%	1.13%
VIP Real Estate	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.15%	0.15%	0.15%
	Total annual class operating expensesA	0.72%	0.82%	0.97%
VIP Strategic Income	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.17%	0.17%	0.17%
	Total annual class operating expensesA	0.74%	0.84%	0.99%
VIP Value	Management fee 	0.56%	0.56%	0.56%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.32%	0.30%	0.34%
	Total annual class operating expensesA	0.88%	0.96%	1.15%
VIP Value Leaders	Management fee 	0.56%	0.56%	0.56%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.28%	0.27%	0.33%
	Total annual class operating expensesA	0.84%	0.93%	1.14%
VIP Value Strategies	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.16%	0.16%	0.16%
	Total annual class operating expensesA	0.73%	0.83%	0.98%



A FMR has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of each fund (other than VIP Index 500) to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

	Initial Class	Effective Date	Service Class	Effective Date	Service Class 2	Effective Date
VIP Aggressive Growth	0.90%	2/1/05	1.00%	2/1/05	1.15%	2/1/05
VIP Asset Manager	0.80%	2/1/05	0.90%	2/1/05	1.05%	2/1/05
VIP Asset Manager: Growth	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05
VIP Balanced	0.70%	2/1/05	0.80%	2/1/05	0.95%	2/1/05
VIP Contrafund	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05
VIP Disciplined Small Cap	1.00%	12/27/05	1.10%	12/27/05	1.25%	12/27/05
VIP Dynamic Capital Appreciation	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05
VIP Equity-Income	0.75%	2/1/05	0.85%	2/1/05	1.00%	2/1/05
VIP Growth	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05
VIP Growth & Income	0.75%	2/1/05	0.85%	2/1/05	1.00%	2/1/05
VIP Growth Opportunities	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05
VIP Growth Stock	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05
VIP High Income	0.75%	2/1/05	0.85%	2/1/05	1.00%	2/1/05
VIP Investment Grade Bond	0.58%	2/1/05	0.68%	2/1/05	0.83%	2/1/05
VIP Mid Cap	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05
VIP Money Market	0.40%	2/1/05	0.50%	2/1/05	0.65%	2/1/05
VIP Overseas	1.10%	2/1/05	1.20%	2/1/05	1.35%	2/1/05
VIP Real Estate	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05
VIP Strategic Income	0.75%	2/1/05	0.85%	2/1/05	1.00%	2/1/05
VIP Value	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05
VIP Value Leaders	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05
VIP Value Strategies	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05

These arrangements may be discontinued by FMR at any time.


This example helps compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of a fund were redeemed at the end of each time period indicated:

		Initial Class	Service Class	Service Class 2
VIP Aggressive Growth	1 year	$ 123	$ 129	$ 147
	3 years	$ 384	$ 403	$ 456
	5 years	$ 665	$ 697	$ 787
	10 years	$ 1,466	$ 1,534	$ 1,724
VIP Asset Manager	1 year	$ 66	$ 78	$ 94
	3 years	$ 208	$ 243	$ 293
	5 years	$ 362	$ 422	$ 509
	10 years	$ 810	$ 942	$ 1,131
VIP Asset Manager: Growth	1 year	$ 79	$ 89	$ 107
	3 years	$ 246	$ 278	$ 334
	5 years	$ 428	$ 482	$ 579
	10 years	$ 954	$ 1,073	$ 1,283
VIP Balanced	1 year	$ 62	$ 74	$ 89
	3 years	$ 195	$ 230	$ 278
	5 years	$ 340	$ 401	$ 482
	10 years	$ 762	$ 894	$ 1,073
VIP Contrafund	1 year	$ 67	$ 78	$ 93
	3 years	$ 211	$ 243	$ 290
	5 years	$ 368	$ 422	$ 504
	10 years	$ 822	$ 942	$ 1,120
VIP Disciplined Small Cap	1 year	$ 132	$ 157	$ 172
	3 years	$ 412	$ 486	$ 533
	5 years	$ 713	$ 839	$ 918
	10 years	$ 1,568	$ 1,834	$ 1,998
VIP Dynamic Capital Appreciation	1 year	$ 80	$ 90	$ 107
	3 years	$ 249	$ 281	$ 334
	5 years	$ 433	$ 488	$ 579
	10 years	$ 966	$ 1,084	$ 1,283
VIP Equity-Income	1 year	$ 58	$ 68	$ 84
	3 years	$ 183	$ 214	$ 262
	5 years	$ 318	$ 373	$ 455
	10 years	$ 714	$ 835	$ 1,014
VIP Growth	1 year	$ 69	$ 80	$ 96
	3 years	$ 218	$ 249	$ 300
	5 years	$ 379	$ 433	$ 520
	10 years	$ 847	$ 966	$ 1,155
VIP Growth & Income	1 year	$ 61	$ 72	$ 87
	3 years	$ 192	$ 224	$ 271
	5 years	$ 335	$ 390	$ 471
	10 years	$ 750	$ 871	$ 1,049
VIP Growth Opportunities	1 year	$ 74	$ 84	$ 101
	3 years	$ 230	$ 262	$ 315
	5 years	$ 401	$ 455	$ 547
	10 years	$ 894	$ 1,014	$ 1,213
VIP Growth Stock	1 year	$ 100	$ 118	$ 137
	3 years	$ 312	$ 368	$ 428
	5 years	$ 542	$ 638	$ 739
	10 years	$ 1,201	$ 1,409	$ 1,624
VIP High Income	1 year	$ 73	$ 83	$ 99
	3 years	$ 227	$ 259	$ 309
	5 years	$ 395	$ 450	$ 536
	10 years	$ 883	$ 1,002	$ 1,190
VIP Index 500	1 year	$ 10	$ 20	$ 36
	3 years	$ 32	$ 64	$ 113
	5 years	$ 56	$ 113	$ 197
	10 years	$ 128	$ 255	$ 443
VIP Investment Grade Bond	1 year	$ 45	$ 55	$ 70
	3 years	$ 141	$ 173	$ 221
	5 years	$ 246	$ 302	$ 384
	10 years	$ 555	$ 677	$ 859
VIP Mid Cap	1 year	$ 69	$ 80	$ 95
	3 years	$ 218	$ 249	$ 296
	5 years	$ 379	$ 433	$ 515
	10 years	$ 847	$ 966	$ 1,143
VIP Money Market	1 year	$ 34	$ 44	$ 59
	3 years	$ 106	$ 138	$ 186
	5 years	$ 185	$ 241	$ 324
	10 years	$ 418	$ 542	$ 726
VIP Overseas	1 year	$ 90	$ 100	$ 115
	3 years	$ 281	$ 312	$ 359
	5 years	$ 488	$ 542	$ 622
	10 years	$ 1,084	$ 1,201	$ 1,375
VIP Real Estate	1 year	$ 74	$ 84	$ 99
	3 years	$ 230	$ 262	$ 309
	5 years	$ 401	$ 455	$ 536
	10 years	$ 894	$ 1,014	$ 1,190
VIP Strategic Income	1 year	$ 76	$ 86	$ 101
	3 years	$ 237	$ 268	$ 315
	5 years	$ 411	$ 466	$ 547
	10 years	$ 918	$ 1,037	$ 1,213
VIP Value	1 year	$ 90	$ 98	$ 117
	3 years	$ 281	$ 306	$ 365
	5 years	$ 488	$ 531	$ 633
	10 years	$ 1,084	$ 1,178	$ 1,398
VIP Value Leaders	1 year	$ 86	$ 95	$ 116
	3 years	$ 268	$ 296	$ 362
	5 years	$ 466	$ 515	$ 628
	10 years	$ 1,037	$ 1,143	$ 1,386
VIP Value Strategies	1 year	$ 75	$ 85	$ 100
	3 years	$ 233	$ 265	$ 312
	5 years	$ 406	$ 460	$ 542
	10 years	$ 906	$ 1,025	$ 1,201

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Aggressive Growth Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests the fund's assets in companies it believes offer the potential for accelerated earnings or revenue growth.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less). The fund's neutral mix is 50% stock class, 40% bond class, and 10% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  45% Dow Jones Wilshire 5000 (U.S. stocks)
  5% MSCI EAFE Index (foreign stocks)
  40% Lehman Brothers Aggregate Index (U.S. bonds)
  10% Lehman Brothers 3-Month U.S. Treasury Bill Index

The fund's co-managers allocate the fund's assets across asset classes. The co-managers generally use other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's co-managers, or through central funds, which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in a domestic stock subportfolio. The domestic stock subportfolio is managed to outperform domestic stock markets. The fund may also invest a portion of its assets in one or more international stock subportfolios managed to outperform foreign stock markets. The co-managers decide how much to allocate to the international subportfolios based mainly on the allocation to foreign stocks in the fund's composite benchmark.

Although the domestic stock subportfolio is managed against a U.S. benchmark, it is not limited to U.S. stocks, and the manager of the domestic stock subportfolio has discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Fund (investment-grade bonds), High Income Central Fund (high-yield securities), and Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

Prospectus

Fund Basics - continued

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above. The co-managers may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less). The fund's neutral mix is 70% stock class, 25% bond class, and 5% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  60% Dow Jones Wilshire 5000 (U.S. stocks)
  10% MSCI EAFE Index (foreign stocks)
  25% Lehman Brothers Aggregate Index (U.S. bonds)
  5% Lehman Brothers 3-Month U.S. Treasury Bill Index

The fund's co-managers allocate the fund's assets across asset classes. The co-managers generally use other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's co-managers, or through central funds, which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in a domestic stock subportfolio. The domestic stock subportfolio is managed to outperform domestic stock markets. The fund may also invest a portion of its assets in one or more international stock subportfolios managed to outperform foreign stock markets. The co-managers decide how much to allocate to the international subportfolios based mainly on the allocation to foreign stocks in the fund's composite benchmark.

Although the domestic stock subportfolio is managed against a U.S. benchmark, it is not limited to U.S. stocks, and the manager of the domestic stock subportfolio has discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Fund (investment-grade bonds), High Income Central Fund (high-yield securities), and Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above. The co-managers may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives and forward-settling securities.

FMR is not constrained by any particular investment style. With respect to the fund's equity investments, at any given time FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and evaluates each security's current price relative to its estimated long-term value.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value it believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

Principal Investment Strategies

Geode Capital Management, LLC (Geode) normally invests the fund's assets primarily in common stocks.

Geode normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, Geode generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

Geode may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Prospectus

Fund Basics - continued

In buying and selling securities for the fund, Geode uses a disciplined approach that involves computer-aided, quantitative analysis. Geode's proprietary multifactor model systematically reviews thousands of stocks, based on measures such as historical valuation, growth, profitability, and other factors.

In addition to the principal investment strategies discussed above, the fund may lend securities to broker-dealers or other institutions to earn income.

Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by larger-sized companies, FMR may also make substantial investments in securities issued by medium and smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Stock Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in stocks. FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by larger-sized companies, FMR may also make substantial investments in securities issued by medium and smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Principal Investment Strategies

Geode normally invests at least 80% of the fund's assets in common stocks included in the S&P 500. The S&P 500 is a widely recognized, unmanaged index of common stock prices.

The fund may not always hold all of the same securities as the S&P 500. Geode may use statistical sampling techniques to attempt to replicate the returns of the S&P 500. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

In addition to the principal investment strategies discussed above, the fund may lend securities to broker-dealers or other institutions to earn income.

Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

FMR uses the Lehman Brothers Aggregate Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index.

FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

FMR allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives and forward-settling securities.

FMR may also invest up to 10% of the fund's assets in lower-quality debt securities.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

Prospectus

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

Prospectus

Fund Basics - continued

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the real estate industry and other real estate related investments. Companies in the real estate industry and real estate related investments may include, for example, real estate investment trusts (REITs) that either own properties or make construction or mortgage loans, real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Strategic Income Portfolio seeks a high level of current income. The fund may also seek capital appreciation.

Principal Investment Strategies

FMR expects to invest the fund's assets primarily in debt securities, including lower-quality debt securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. FMR may also invest the fund's assets in equity securities.

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category, although there are no absolute limits on the percent of assets invested in each category. FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of fixed-income securities, FMR attempts to moderate the significant risks of each category through diversification.

The high yield category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities. The U.S. Government and investment-grade category includes mortgage securities, U.S. Government securities, and other investment-grade U.S. dollar-denominated securities. The emerging market category includes corporate and government securities of any quality of issuers located in emerging markets. The foreign developed market category includes corporate and government securities of any quality of issuers located in developed foreign markets.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives and forward-settling securities.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR generally analyzes a security's structural features and current price compared to its long-term value. In selecting foreign securities, FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, price/sales (P/S) ratio, P/E ratio, and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

Prospectus

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Leaders Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks of well-known and established companies.

FMR normally invests at least 80% of the fund's assets in blue chip companies. Blue chip companies include companies whose stock is included in the S&P 500 or the DJIA, and companies with market capitalizations of at least $1 billion if not included in either index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment.

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, P/S ratio, P/E ratio, earnings relative to enterprise value (the total value of a company's outstanding equity and debt), and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Strategies Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, or growth potential. Companies with these characteristics tend to have lower than average P/B, P/S, or P/E ratios. The stocks of these companies are often called "value" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, loans and loan participations, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Derivatives are investments whose values are tied to an underlying asset, instrument, or index. Derivatives include futures, options, and swaps.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. Payment and delivery take place after the customary settlement period.

Central funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Principal Investment Risks

Many factors affect each fund's performance.

A fund's yield, as applicable, will change daily based on changes in interest rates and other market conditions.

Although the money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

A fund's (other than a money market fund) share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates VIP Real Estate's investments in a particular industry, the fund's performance could depend heavily on the performance of that industry and could be more volatile than the performance of less concentrated funds. Because FMR may invest a significant percentage of VIP Real Estate's and VIP Strategic Income's assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Prospectus

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry, and the securities of companies in that industry could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Prospectus

Fund Basics - continued

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

In response to market, economic, political, or other conditions, FMR or Geode may temporarily use a different investment strategy for defensive purposes. If FMR or Geode does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP Aggressive Growth Portfolio seeks capital appreciation.

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

VIP Contrafund Portfolio seeks long-term capital appreciation.

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

VIP Growth Portfolio seeks to achieve capital appreciation.

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

VIP Growth Opportunities Portfolio seeks to provide capital growth.

VIP Growth Stock Portfolio seeks capital appreciation.

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

VIP Mid Cap Portfolio seeks long-term growth of capital.

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.

VIP Overseas Portfolio seeks long-term growth of capital.

VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk, by investing primarily in the equity securities of companies in the real estate industry. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

VIP Strategic Income Portfolio seeks a high level of current income. The fund may also seek capital appreciation.

VIP Value Portfolio seeks capital appreciation.

VIP Value Leaders Portfolio seeks capital appreciation.

VIP Value Strategies Portfolio seeks capital appreciation.

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

VIP Disciplined Small Cap Portfolio normally invests at least 80% of its assets in securities of companies with small market capitalizations.

VIP Equity-Income Portfolio normally invests at least 80% of its assets in equity securities.

VIP Growth Stock Portfolio normally invests at least 80% of its assets in stocks.

VIP Index 500 Portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500.

VIP Investment Grade Bond Portfolio normally invests at least 80% of its assets in investment-grade debt securities of all types and repurchase agreements for those securities.

VIP Mid Cap Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalizations.

VIP Overseas Portfolio normally invests at least 80% of its assets in non-U.S. securities.

VIP Real Estate Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

Country or Geographic Region

FMR considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: the source of government guarantees (if any); the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Prospectus

Valuing Shares

Each fund is open for business each day the NYSE is open. VIP Money Market may also be open in the event of an unexpected close of the NYSE if the Federal Reserve Bank of New York (New York Fed) and/or the principal bond markets (as recommended by the Bond Market Association) are open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing each class's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The money market fund's assets are valued on the basis of amortized cost.

Each fund's (other than the money market fund's) assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the funds, if applicable, can buy or sell shares of the funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, a fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level for each fund (other than VIP Money Market), but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. A qualified fund of funds is required to adopt policies designed to control frequent trading that have been determined by the fund or its Treasurer to be reasonably effective. The advisor to the fund of funds must also demonstrate to the funds' Treasurer that the investment strategy of the fund of funds will not lead to excessive trading. However, there is the significant risk that the funds', insurance company's, and/or qualified fund of funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders. The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency.

The funds' transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of a fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the funds' transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the funds' transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. Each fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, each fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

FMR anticipates that variable product owners will purchase and sell shares of VIP Money Market frequently because the money market fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of money market fund shares and VIP Money Market accommodates frequent trading.

The price to buy one share of each class is the class's NAV. Each class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Each fund has authorized certain intermediaries and qualified fund of funds to accept orders to buy shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each class is the class's NAV.

If appropriate to protect shareholders, each fund may impose a redemption fee on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Prospectus

Shareholder Information - continued

Each fund has authorized certain intermediaries and qualified fund of funds to accept orders to sell shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of funds.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Each fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies normally pays dividends and capital gain distributions at least annually, in February.

Distributions from VIP Money Market consist primarily of dividends. VIP Money Market normally declares dividends daily and pays them monthly.

Any day VIP Money Market is open despite an unexpected close of the NYSE will not be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2007, FMR had approximately $1.6 billion in discretionary assets under management.

Pursuant to an SEC exemptive order, FMR intends to act as a manager of managers with respect to VIP Disciplined Small Cap and VIP Index 500, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Subject to approval by the Board of Trustees of VIP Disciplined Small Cap and VIP Index 500 but without shareholder approval, FMR may replace or hire unaffiliated sub-advisers or amend the terms of their existing sub-advisory agreements, if any. In the event of approval of a new unaffiliated sub-adviser, shareholders of VIP Disciplined Small Cap and VIP Index 500 will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

As the manager, FMR has overall responsibility for directing investments for each fund (except VIP Disciplined Small Cap and VIP Index 500) and handling each fund's business affairs.

Geode, at One Post Office Square, Boston, Massachusetts 02109, serves as a sub-adviser for VIP Disciplined Small Cap and VIP Index 500. Geode chooses VIP Disciplined Small Cap's and VIP Index 500's investments and places orders to buy and sell each fund's investments.

As of March 30, 2007, Geode had approximately $62.7 billion in discretionary assets under management.

Fidelity Investments Money Management, Inc. (FIMM), at One Spartan Way, Merrimack, New Hampshire 03054, serves as a sub-adviser for VIP Investment Grade Bond and VIP Money Market. FIMM has day-to-day responsibility for choosing investments for VIP Investment Grade Bond and VIP Money Market. FIMM also serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income. FIMM has day-to-day responsibility for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income.

FIMM is an affiliate of FMR. As of March 29, 2007, FIMM had approximately $370.3 billion in discretionary assets under management.

FMR Co., Inc. (FMRC) serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMRC has day-to-day responsibility for choosing investments for VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMRC has day-to-day responsibility for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income. FMRC may provide investment advisory services for VIP Disciplined Small Cap and VIP Index 500.

FMRC is an affiliate of FMR. As of March 29, 2007, FMRC had approximately $766.7 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. FRAC, an affiliate of FMR, was organized in 1986 to provide investment research and advice on issuers based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. FRAC may provide investment research and advice for VIP Investment Grade Bond and VIP Money Market.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies.

Prospectus

Fund Services - continued

  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of October 11, 2006, FIIA had approximately $32.8 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. FIIA may also provide investment advisory services for VIP Overseas and VIP Strategic Income.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 27, 2006, FIIA(U.K.)L had approximately $20.9 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. FIIA(U.K.)L may also provide investment advisory services for VIP Overseas and VIP Strategic Income.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 27, 2006, FIJ had approximately $33.7 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies from time to time.

Steven Calhoun is vice president and manager of VIP Aggressive Growth Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Calhoun has worked as a research analyst and manager.

Dick Habermann is vice president and co-manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio, both of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity Investments in 1968, Mr. Habermann has held several positions including portfolio manager, director of research for FMR Co., division head for international equities and director of international research, and chief investment officer for Fidelity International, Limited.

Derek Young is vice president and co-manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio, which he has managed since April 2007. Mr. Young is vice president and co-manager of VIP Strategic Income Portfolio, which he has managed since July 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

Christopher Sharpe is vice president and co-manager of VIP Strategic Income Portfolio, which he has managed since July 2005. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

Lawrence Rakers is vice president and manager of VIP Balanced Portfolio, which he has managed since June 2005. Mr. Rakers also manages other Fidelity funds. Since joining Fidelity Investments in 1993, Mr. Rakers has worked as a research analyst and manager.

Will Danoff is vice president and manager of VIP Contrafund Portfolio, which he has managed since January 1995. He also manages other Fidelity funds. Since joining Fidelity Investments in 1986, Mr. Danoff has worked as a research analyst and portfolio manager.

J. Fergus Shiel is vice president and manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since September 2005. He also manages other Fidelity funds. Mr. Shiel joined Fidelity Investments in 1989 and worked as a research analyst and portfolio manager until leaving the firm in May 2003 to run his own investment firm. Mr. Shiel returned to Fidelity as a portfolio manager in September 2005.

Prospectus

Stephen Petersen is vice president and manager of VIP Equity-Income Portfolio, which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Petersen has worked as a research analyst and portfolio manager.

Jason Weiner is vice president and manager of VIP Growth Portfolio, which he has managed since November 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst and portfolio manager.

James Catudal is vice president and manager of VIP Growth & Income Portfolio, which he has managed since October 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Catudal has worked as a research analyst and manager.

John Porter is vice president and manager of VIP Growth Opportunities Portfolio, which he has managed since September 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and portfolio manager.

Brian Hanson is vice president and manager of VIP Growth Stock Portfolio, which he has managed since December 2002. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Hanson has worked as a research analyst and portfolio manager.

Matthew Conti is vice president and manager of VIP High Income Portfolio, which he has managed since July 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Conti has worked as a research analyst and portfolio manager.

Ford O'Neil is vice president and manager of VIP Investment Grade Bond Portfolio, which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

Tom Allen is vice president and manager of VIP Mid Cap Portfolio, which he has managed since June 2001. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and portfolio manager.

Graeme Rockett is vice president and manager of VIP Overseas Portfolio, which he has managed since January 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Rockett has worked as a research analyst and portfolio manager.

Sam Wald is vice president and manager of VIP Real Estate Portfolio, which he has managed since October 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, he has worked as a research analyst, associate portfolio manager and manager.

Richard Fentin is vice president and manager of VIP Value Portfolio, which he has managed since November 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant and manager.

Charles Hebard is vice president and manager of VIP Value Leaders Portfolio, which he has managed since September 2006. Mr. Hebard joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the Wharton School at the University of Pennsylvania.

Matthew Friedman is vice president and manager of VIP Value Strategies Portfolio, which he has managed since July 2006. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

VIP Disciplined Small Cap and VIP Index 500 are managed by Geode, a sub-adviser to each fund. Jeffrey Adams is lead portfolio manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio. Bobe Simon and Patrick Waddell are portfolio managers of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio, and Fergal Jackson is the assistant portfolio manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio.

Jeffrey Adams has been a Senior Portfolio Manager with Geode since September 2003. He has served as the lead portfolio manager of VIP Disciplined Small Cap Portfolio since the fund's inception and of VIP Index 500 Portfolio since January 2004, as well as for other registered investment companies, since January 2004. Mr. Adams has oversight responsibility for all index funds managed by Geode and is responsible for quantitative research and new product development. Mr. Adams was employed by State Street Global Advisors from June 1989 to June 2003 where he served as a Portfolio Manager for over seven years before joining Geode.

Bobe Simon has been a Portfolio Manager with Geode since April 2005. He has served as a portfolio manager of VIP Disciplined Small Cap Portfolio since the fund's inception and of VIP Index 500 Portfolio since May 2005, as well as for other registered investment companies, since May 2005. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

Patrick Waddell has been a Portfolio Manager with Geode since July 2006. He has served as a portfolio manager of VIP Disciplined Small Cap and VIP Index 500 since July 2006, as well as for other registered investment companies. Prior to July 2006, Mr. Waddell was an assistant portfolio manager with Geode and VIP Index 500 since 2004 and with VIP Disciplined Small Cap since the fund's inception. In addition to his portfolio management responsibilities, Mr. Waddell is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Waddell was employed by Fidelity Investments from December 1997 to February 2004 where he worked as a Senior Portfolio Assistant for over two years.

Prospectus

Fund Services - continued

Fergal Jackson has been an Assistant Portfolio Manager with Geode since August 2006. He has served as the assistant portfolio manager of VIP Disciplined Small Cap and VIP Index 500, as well as for other registered investment companies, since October 2006. He serves as the performance attribution analyst for Geode managed index funds and is responsible for monitoring the Geode managed index funds' daily cash flows, quantitative research and new product development. Prior to joining Geode, Mr. Jackson was a Senior Fund Replication Analyst at Fidelity Investments where he worked from May 1999 to July 2006.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Calhoun, Habermann, Young, Sharpe, Rakers, Danoff, Shiel, Petersen, Weiner, Catudal, Porter, Hanson, Conti, O'Neil, Allen, Rockett, Wald, Sharpe, Young, Fentin, Hebard, Friedman, Adams, Simon, Waddell, and Jackson, as well as the managers of the central funds and sub-portfolios in which certain funds are invested as of the date of this prospectus.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

VIP Index 500's annual management fee rate is 0.10% of its average net assets.


For VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The monthly management fee for VIP Money Market is calculated by adding a group fee to an income-related fee. The income-related fee varies depending on the level of the fund's monthly gross income from an annualized rate of 0.05% (at a fund annualized gross yield of 0%) to 0.27% (at a fund annualized gross yield of 15%) of the fund's average net assets throughout the month. For VIP Money Market, the group fee rate is divided by twelve and multiplied by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies or 0.37% for VIP High Income, VIP Investment Grade Bond, VIP Money Market, and VIP Strategic Income, and it drops as total assets under management increase.

For December 2006, the group fee rate was 0.26% for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies and the group fee rate was 0.12% for VIP High Income, VIP Investment Grade Bond, VIP Money Market, and VIP Strategic Income. The individual fund fee rate is 0.15% for VIP Balanced; 0.20% for VIP Equity-Income, VIP Growth & Income, and VIP Investment Grade Bond; 0.25% for VIP Asset Manager; 0.30% for VIP Asset Manager: Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies; 0.35% for VIP Aggressive Growth; and 0.45% for VIP Disciplined Small Cap, VIP High Income, VIP Overseas, and VIP Strategic Income.

Prospectus

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended December 31, 2006, for each fund (other than VIP Index 500) is shown in the following table.

Total Management Fee
VIP Aggressive Growth	0.62%
VIP Asset Manager	0.52%
VIP Asset Manager: Growth	0.57%
VIP Balanced	0.42%
VIP Contrafund	0.57%
VIP Disciplined Small Cap	0.71%
VIP Dynamic Capital Appreciation	0.56%
VIP Equity-Income	0.47%
VIP Growth	0.57%
VIP Growth & Income	0.47%
VIP Growth Opportunities	0.57%
VIP Growth Stock	0.57%
VIP High Income	0.57%
VIP Investment Grade Bond	0.32%
VIP Mid Cap	0.57%
VIP Money Market	0.23%
VIP Overseas	0.72%
VIP Real Estate	0.57%
VIP Strategic Income	0.57%
VIP Value	0.56%
VIP Value Leaders	0.56%
VIP Value Strategies	0.57%

FMR pays FIMM, FMRC, and FMR U.K. for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR or FIMM pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

FMR pays Geode for providing investment management services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each of VIP High Income's, VIP Investment Grade Bond's, VIP Money Market's, and VIP Strategic Income's semi-annual report for the fiscal period ended June 30, 2006 and each fund's (other than VIP High Income's, VIP Investment Grade Bond's, VIP Money Market's, and VIP Strategic Income's) annual report for the fiscal period ended December 31, 2006.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2007, approximately 65.27% of VIP Aggressive Growth Portfolio's; 72.99% of VIP Asset Manager: Growth Portfolio's; 70.96% of VIP Balanced Portfolio's; 99.96% of VIP Disciplined Small Cap Portfolio's; 77.89% of VIP Dynamic Capital Appreciation Portfolio's; 95.52% of VIP Growth Stock Portfolio's; 33.04% of VIP Index 500 Portfolio's; 33.17% of VIP Investment Grade Bond Portfolio's; 69.85% of VIP Money Market Portfolio's; 99.44% of VIP Real Estate Portfolio's; 99.97% of VIP Strategic Income Portfolio's; 50.76% of VIP Value Portfolio's; 98.29% of VIP Value Leaders Portfolio's; and 34.70% of VIP Value Strategies Portfolio's total outstanding shares were held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes each class's shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers, may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services

Prospectus

Fund Services - continued

  payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Initial Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Initial Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

Service Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class of each fund is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Except for VIP Index 500, Service Class of each fund may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class of each fund (except VIP Index 500) currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate for each fund (except VIP Index 500) may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so. Service Class of VIP 500 Index may, and currently does, pay this 12b-1 (service) fee at a maximum annual rate of 0.10% of its average net assets, or may pay such lesser (but no greater) amount as the Trustees may determine from time to time.

Service Class 2 of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 of each fund is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 of each fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

If payments made by FMR to FDC or to intermediaries under an Initial Class Distribution and Service Plan were considered to be paid out of Initial Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Any fees paid out of Service Class's and Service Class 2's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

In addition, each Service Class and Service Class 2 plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Service Class and Service Class 2. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP (for VIP Equity-Income, VIP Growth, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, and VIP Value Leaders) and Deloitte & Touche LLP (for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Investment Grade Bond, VIP Value, and VIP Value Strategies), independent registered public accounting firms, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

VIP Aggressive Growth Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 9.15	$ $ 8.71	$ $ 7.90	$ $ 6.05	$ $ 8.22
Income from Investment Operations
Net investment income (loss) C 	 (.02) F	 (.02) G	 (.04)	 (.04)	 (.06)
Net realized and unrealized gain (loss) 	 .80	 .73	 .85	 1.89	 (2.11)
Total from investment operations 	 .78	 .71	 .81	 1.85	 (2.17)
Distributions from net realized gain 	 (.49)	 (.27)	 -	 -	 -
Net asset value, end of period 	$ 9.44	$ 9.15	$ 8.71	$ 7.90	$ 6.05
Total Return A, B 	 8.53%	 8.11%	 10.25%	 30.58%	 (26.40)%
Ratios to Average Net Assets D, H
Expenses before reductions 	 1.21%	 1.28%	 1.64%	 2.87%	 2.51%
Expenses net of fee waivers, if any 	 .90%	 .90%	 1.00%	 1.26%	 1.50%
Expenses net of all reductions 	 .89%	 .82%	 .96%	 1.20%	 1.35%
Net investment income (loss) 	 (.18)% F	 (.21)% G	 (.53)%	 (.62)%	 (.85)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 6,434	$ 6,168	$ 1,031	$ 907	$ 689
Portfolio turnover rate E 	 200%	 242%	 91%	 150%	 460%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Aggressive Growth Portfolio - Service Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 9.16	$ $ 8.73	$ $ 7.92	$ $ 6.07	$ $ 8.25
Income from Investment Operations
Net investment income (loss) C 	 (.03) F	 (.03) G	 (.05)	 (.05)	 (.07)
Net realized and unrealized gain (loss) 	 .80	 .73	 .86	 1.90	 (2.11)
Total from investment operations 	 .77	 .70	 .81	 1.85	 (2.18)
Distributions from net realized gain 	 (.48)	 (.27)	 -	 -	 -
Net asset value, end of period 	$ 9.45	$ 9.16	$ 8.73	$ 7.92	$ 6.07
Total Return A, B 	 8.42%	 7.98%	 10.23%	 30.48%	 (26.42)%
Ratios to Average Net Assets D, H
Expenses before reductions 	 1.27%	 1.44%	 1.74%	 2.94%	 2.56%
Expenses net of fee waivers, if any 	 1.00%	 1.01%	 1.10%	 1.36%	 1.60%
Expenses net of all reductions 	 .99%	 .93%	 1.07%	 1.30%	 1.45%
Net investment income (loss) 	 (.28)% F	 (.32)% G	 (.63)%	 (.72)%	 (.96)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,106	$ 1,135	$ 1,059	$ 1,026	$ 779
Portfolio turnover rate E 	 200%	 242%	 91%	 150%	 460%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Aggressive Growth Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 9.01	$ $ 8.61	$ $ 7.83	$ $ 6.01	$ $ 8.20
Income from Investment Operations
Net investment income (loss) C 	 (.04) F	 (.04) G	 (.06)	 (.06)	 (.08)
Net realized and unrealized gain (loss) 	 .79	 .71	 .84	 1.88	 (2.11)
Total from investment operations 	 .75	 .67	 .78	 1.82	 (2.19)
Distributions from net realized gain 	 (.47)	 (.27)	 -	 -	 -
Net asset value, end of period 	$ 9.29	$ 9.01	$ 8.61	$ 7.83	$ 6.01
Total Return A, B 	 8.29%	 7.74%	 9.96%	 30.28%	 (26.71)%
Ratios to Average Net Assets D, H
Expenses before reductions 	 1.44%	 1.60%	 1.92%	 3.14%	 2.74%
Expenses net of fee waivers, if any 	 1.15%	 1.16%	 1.25%	 1.51%	 1.75%
Expenses net of all reductions 	 1.14%	 1.08%	 1.21%	 1.45%	 1.60%
Net investment income (loss) 	 (.43)% F	 (.47)% G	 (.78)%	 (.87)%	 (1.11)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 10,692	$ 10,222	$ 9,113	$ 6,873	$ 3,930
Portfolio turnover rate E 	 200%	 242%	 91%	 150%	 460%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.68)%.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Asset Manager Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 15.04	$ $ 14.85	$ $ 14.46	$ $ 12.75	$ $ 14.51
Income from Investment Operations
Net investment income (loss) C 	 .44	 .38	 .36 F	 .36	 .46
Net realized and unrealized gain (loss) 	 .64	 .21	 .42	 1.83	 (1.69)
Total from investment operations 	 1.08	 .59	 .78	 2.19	 (1.23)
Distributions from net investment income 	 (.41)	 (.39)	 (.39)	 (.48)	 (.53)
Distributions from net realized gain 	 -	 (.01)	 -	 -	 -
Total distributions 	 (.41)	 (.40) H	 (.39)	 (.48)	 (.53)
Net asset value, end of period 	$ 15.71	$ 15.04	$ 14.85	$ 14.46	$ 12.75
Total Return A, B 	 7.32%	 4.04%	 5.47%	 17.97%	 (8.73)%
Ratios to Average Net Assets D, G
Expenses before reductions 	 .65%	 .64%	 .66%	 .63%	 .63%
Expenses net of fee waivers, if any 	 .65%	 .64%	 .66%	 .63%	 .63%
Expenses net of all reductions 	 .63%	 .63%	 .65%	 .62%	 .61%
Net investment income (loss) 	 2.90%	 2.60%	 2.53%	 2.71%	 3.49%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,080,545	$ 2,407,113	$ 2,751,094	$ 3,011,837	$ 2,784,945
Portfolio turnover rate E 	 173%	 44%	 66%	 82%	 140%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distribution of $.40 per share is comprised of distributions from net investment income of $.39 and distributions from net realized gain of $.005 per share.

VIP Asset Manager Portfolio - Service Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.94	$ $ 14.75	$ $ 14.37	$ $ 12.66	$ $ 14.41
Income from Investment Operations
Net investment income (loss) C 	 .42	 .36	 .34 F	 .34	 .44
Net realized and unrealized gain (loss) 	 .64	 .21	 .42	 1.83	 (1.68)
Total from investment operations 	 1.06	 .57	 .76	 2.17	 (1.24)
Distributions from net investment income 	 (.39)	 (.37)	 (.38)	 (.46)	 (.51)
Distributions from net realized gain 	 -	 (.01)	 -	 -	 -
Total distributions 	 (.39)	 (.38) H	 (.38)	 (.46)	 (.51)
Net asset value, end of period 	$ 15.61	$ 14.94	$ 14.75	$ 14.37	$ 12.66
Total Return A, B 	 7.24%	 3.93%	 5.36%	 17.91%	 (8.85)%
Ratios to Average Net Assets D, G
Expenses before reductions 	 .76%	 .74%	 .77%	 .74%	 .74%
Expenses net of fee waivers, if any 	 .76%	 .74%	 .77%	 .74%	 .74%
Expenses net of all reductions 	 .74%	 .73%	 .76%	 .73%	 .72%
Net investment income (loss) 	 2.79%	 2.50%	 2.41%	 2.59%	 3.38%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 24,021	$ 29,382	$ 33,118	$ 32,087	$ 25,692
Portfolio turnover rate E 	 173%	 44%	 66%	 82%	 140%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distribution of $.38 per share is comprised of distributions from net investment income of $.37 and distributions from net realized gain of $.005 per share.

Prospectus

Appendix - continued

VIP Asset Manager Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.82	$ $ 14.64	$ $ 14.27	$ $ 12.59	$ $ 14.36
Income from Investment Operations
Net investment income (loss) C 	 .39	 .34	 .32 F	 .32	 .41
Net realized and unrealized gain (loss) 	 .63	 .21	 .41	 1.81	 (1.67)
Total from investment operations 	 1.02	 .55	 .73	 2.13	 (1.26)
Distributions from net investment income 	 (.37)	 (.37)	 (.36)	 (.45)	 (.51)
Distributions from net realized gain 	 -	 (.01)	 -	 -	 -
Total distributions 	 (.37)	 (.37) H	 (.36)	 (.45)	 (.51)
Net asset value, end of period 	$ 15.47	$ 14.82	$ 14.64	$ 14.27	$ 12.59
Total Return A, B 	 7.06%	 3.85%	 5.18%	 17.66%	 (9.03)%
Ratios to Average Net Assets D, G
Expenses before reductions 	 .92%	 .90%	 .93%	 .91%	 .90%
Expenses net of fee waivers, if any 	 .92%	 .90%	 .93%	 .91%	 .90%
Expenses net of all reductions 	 .90%	 .89%	 .92%	 .89%	 .88%
Net investment income (loss) 	 2.64%	 2.34%	 2.25%	 2.43%	 3.22%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 55,585	$ 51,574	$ 36,763	$ 22,456	$ 16,367
Portfolio turnover rate E 	 173%	 44%	 66%	 82%	 140%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distribution of $.37 per share is comprised of distributions from net investment income of $.365 and distributions from net realized gain of $.005 per share.

VIP Asset Manager: Growth Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.97	$ $ 12.78	$ $ 12.33	$ $ 10.33	$ $ 12.56
Income from Investment Operations
Net investment income (loss) C 	 .26	 .24	 .26 F	 .26	 .32
Net realized and unrealized gain (loss) 	 .63	 .25	 .47	 2.06	 (2.23)
Total from investment operations 	 .89	 .49	 .73	 2.32	 (1.91)
Distributions from net investment income 	 (.26)	 (.30)	 (.28)	 (.32)	 (.32)
Net asset value, end of period 	$ 13.60	$ 12.97	$ 12.78	$ 12.33	$ 10.33
Total Return A, B 	 6.99%	 3.89%	 5.98%	 23.34%	 (15.53)%
Ratios to Average Net Assets D, G
Expenses before reductions 	 .77%	 .74%	 .75%	 .73%	 .73%
Expenses net of fee waivers, if any 	 .77%	 .74%	 .75%	 .73%	 .73%
Expenses net of all reductions 	 .73%	 .72%	 .74%	 .72%	 .69%
Net investment income (loss) 	 2.01%	 1.93%	 2.15%	 2.33%	 2.88%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 212,222	$ 260,968	$ 306,137	$ 335,285	$ 284,298
Portfolio turnover rate E 	 233%	 43%	 57%	 65%	 149%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Asset Manager: Growth Portfolio - Service Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.88	$ $ 12.69	$ $ 12.25	$ $ 10.27	$ $ 12.47
Income from Investment Operations
Net investment income (loss) C 	 .25	 .23	 .25 F	 .24	 .30
Net realized and unrealized gain (loss) 	 .63	 .24	 .46	 2.05	 (2.20)
Total from investment operations 	 .88	 .47	 .71	 2.29	 (1.90)
Distributions from net investment income 	 (.25)	 (.28)	 (.27)	 (.31)	 (.30)
Net asset value, end of period 	$ 13.51	$ 12.88	$ 12.69	$ 12.25	$ 10.27
Total Return A, B 	 6.93%	 3.79%	 5.85%	 23.15%	 (15.54)%
Ratios to Average Net Assets D, G
Expenses before reductions 	 .87%	 .84%	 .88%	 .85%	 .84%
Expenses net of fee waivers, if any 	 .87%	 .84%	 .88%	 .85%	 .84%
Expenses net of all reductions 	 .83%	 .82%	 .87%	 .84%	 .80%
Net investment income (loss) 	 1.91%	 1.83%	 2.02%	 2.21%	 2.77%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 4,977	$ 5,604	$ 5,907	$ 6,692	$ 6,105
Portfolio turnover rate E 	 233%	 43%	 57%	 65%	 149%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Asset Manager: Growth Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.81	$ $ 12.61	$ $ 12.19	$ $ 10.21	$ $ 12.43
Income from Investment Operations
Net investment income (loss) C 	 .22	 .20	 .22 F	 .22	 .28
Net realized and unrealized gain (loss) 	 .62	 .25	 .46	 2.05	 (2.21)
Total from investment operations 	 .84	 .45	 .68	 2.27	 (1.93)
Distributions from net investment income 	 (.23)	 (.25)	 (.26)	 (.29)	 (.29)
Net asset value, end of period 	$ 13.42	$ 12.81	$ 12.61	$ 12.19	$ 10.21
Total Return A, B 	 6.64%	 3.65%	 5.63%	 23.03%	 (15.83)%
Ratios to Average Net Assets D, G
Expenses before reductions 	 1.05%	 1.03%	 1.06%	 1.05%	 1.03%
Expenses net of fee waivers, if any 	 1.05%	 1.03%	 1.06%	 1.05%	 1.03%
Expenses net of all reductions 	 1.02%	 1.02%	 1.05%	 1.04%	 .99%
Net investment income (loss) 	 1.73%	 1.64%	 1.84%	 2.01%	 2.58%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 6,205	$ 5,854	$ 6,399	$ 6,694	$ 4,044
Portfolio turnover rate E 	 233%	 43%	 57%	 65%	 149%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Balanced Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.78	$ $ 14.35	$ $ 13.88	$ $ 12.16	$ $ 13.72
Income from Investment Operations
Net investment income (loss) C 	 .33	 .31	 .36 F	 .30	 .36
Net realized and unrealized gain (loss) 	 1.34	 .50	 .39	 1.78	 (1.53)
Total from investment operations 	 1.67	 .81	 .75	 2.08	 (1.17)
Distributions from net investment income 	 (.31)	 (.37)	 (.28)	 (.36)	 (.39)
Distributions from net realized gain 	 (.50)	 (.01)	 -	 -	 -
Total distributions 	 (.81)	 (.38)	 (.28)	 (.36)	 (.39)
Net asset value, end of period 	$ 15.64	$ 14.78	$ 14.35	$ 13.88	$ 12.16
Total Return A, B 	 11.78%	 5.77%	 5.47%	 17.72%	 (8.72)%
Ratios to Average Net Assets D, G
Expenses before reductions 	 .61%	 .58%	 .56%	 .59%	 .57%
Expenses net of fee waivers, if any 	 .61%	 .58%	 .56%	 .59%	 .57%
Expenses net of all reductions 	 .59%	 .54%	 .56%	 .58%	 .55%
Net investment income (loss) 	 2.20%	 2.22%	 2.60%	 2.32%	 2.84%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 281,594	$ 276,343	$ 291,176	$ 295,656	$ 235,064
Portfolio turnover rate E 	 55%	 140%	 74%	 102%	 134%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Balanced Portfolio - Service Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.70	$ $ 14.28	$ $ 13.81	$ $ 12.11	$ $ 13.66
Income from Investment Operations
Net investment income (loss) C 	 .31	 .30	 .34 F	 .28	 .34
Net realized and unrealized gain (loss) 	 1.33	 .48	 .40	 1.77	 (1.51)
Total from investment operations 	 1.64	 .78	 .74	 2.05	 (1.17)
Distributions from net investment income 	 (.29)	 (.35)	 (.27)	 (.35)	 (.38)
Distributions from net realized gain 	 (.50)	 (.01)	 -	 -	 -
Total distributions 	 (.79)	 (.36)	 (.27)	 (.35)	 (.38)
Net asset value, end of period 	$ 15.55	$ 14.70	$ 14.28	$ 13.81	$ 12.11
Total Return A, B 	 11.64%	 5.61%	 5.42%	 17.53%	 (8.75)%
Ratios to Average Net Assets D, G
Expenses before reductions 	 .72%	 .68%	 .67%	 .69%	 .67%
Expenses net of fee waivers, if any 	 .72%	 .68%	 .67%	 .69%	 .67%
Expenses net of all reductions 	 .69%	 .65%	 .67%	 .68%	 .65%
Net investment income (loss) 	 2.09%	 2.12%	 2.50%	 2.22%	 2.74%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 14,247	$ 18,181	$ 21,228	$ 21,903	$ 20,019
Portfolio turnover rate E 	 55%	 140%	 74%	 102%	 134%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Balanced Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.62	$ $ 14.20	$ $ 13.75	$ $ 12.05	$ $ 13.61
Income from Investment Operations
Net investment income (loss) C 	 .28	 .27	 .32 F	 .26	 .32
Net realized and unrealized gain (loss) 	 1.33	 .50	 .38	 1.77	 (1.51)
Total from investment operations 	 1.61	 .77	 .70	 2.03	 (1.19)
Distributions from net investment income 	 (.27)	 (.34)	 (.25)	 (.33)	 (.37)
Distributions from net realized gain 	 (.50)	 (.01)	 -	 -	 -
Total distributions 	 (.77)	 (.35)	 (.25)	 (.33)	 (.37)
Net asset value, end of period 	$ 15.46	$ 14.62	$ 14.20	$ 13.75	$ 12.05
Total Return A, B 	 11.50%	 5.53%	 5.15%	 17.41%	 (8.93)%
Ratios to Average Net Assets D, G
Expenses before reductions 	 .87%	 .83%	 .82%	 .84%	 .83%
Expenses net of fee waivers, if any 	 .87%	 .83%	 .82%	 .84%	 .83%
Expenses net of all reductions 	 .84%	 .80%	 .82%	 .84%	 .81%
Net investment income (loss) 	 1.94%	 1.95%	 2.35%	 2.06%	 2.58%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 56,139	$ 40,716	$ 37,020	$ 29,485	$ 18,577
Portfolio turnover rate E 	 55%	 140%	 74%	 102%	 134%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Contrafund Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 31.03	$ $ 26.62	$ $ 23.13	$ $ 18.10	$ $ 20.13
Income from Investment Operations
Net investment income (loss) C 	 .27	 .18	 .08	 .07	 .10
Net realized and unrealized gain (loss) 	 3.30	 4.32	 3.49	 5.05	 (1.97)
Total from investment operations 	 3.57	 4.50	 3.57	 5.12	 (1.87)
Distributions from net investment income 	 (.42)	 (.08)	 (.08)	 (.09)	 (.16)
Distributions from net realized gain 	 (2.71)	 (.01)	 -	 -	 -
Total distributions 	 (3.13)	 (.09) H	 (.08)	 (.09)	 (.16)
Redemption fees added to paid in capital C, G 	 -	 -	 -	 -	 -
Net asset value, end of period 	$ 31.47	$ 31.03	$ 26.62	$ 23.13	$ 18.10
Total Return A, B 	 11.72%	 16.94%	 15.48%	 28.46%	 (9.35)%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .66%	 .66%	 .68%	 .67%	 .68%
Expenses net of fee waivers, if any 	 .66%	 .66%	 .68%	 .67%	 .68%
Expenses net of all reductions 	 .65%	 .64%	 .66%	 .65%	 .64%
Net investment income (loss) 	 .85%	 .66%	 .35%	 .34%	 .50%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 11,595,588	$ 11,099,527	$ 9,127,616	$ 7,665,424	$ 5,956,028
Portfolio turnover rate E 	 75%	 60%	 64%	 66%	 84%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.005 per share.

Prospectus

Appendix - continued

VIP Contrafund Portfolio - Service Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 30.93	$ $ 26.53	$ $ 23.06	$ $ 18.04	$ $ 20.06
Income from Investment Operations
Net investment income (loss) C 	 .24	 .16	 .06	 .05	 .08
Net realized and unrealized gain (loss) 	 3.28	 4.30	 3.47	 5.04	 (1.96)
Total from investment operations 	 3.52	 4.46	 3.53	 5.09	 (1.88)
Distributions from net investment income 	 (.36)	 (.06)	 (.06)	 (.07)	 (.14)
Distributions from net realized gain 	 (2.71)	 (.01)	 -	 -	 -
Total distributions 	 (3.07)	 (.06) H	 (.06)	 (.07)	 (.14)
Redemption fees added to paid in capital C, G 	 -	 -	 -	 -	 -
Net asset value, end of period 	$ 31.38	$ 30.93	$ 26.53	$ 23.06	$ 18.04
Total Return A, B 	 11.59%	 16.85%	 15.34%	 28.35%	 (9.42)%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .76%	 .76%	 .78%	 .77%	 .78%
Expenses net of fee waivers, if any 	 .76%	 .76%	 .78%	 .77%	 .78%
Expenses net of all reductions 	 .75%	 .74%	 .76%	 .75%	 .74%
Net investment income (loss) 	 .75%	 .56%	 .25%	 .24%	 .39%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,766,343	$ 2,503,244	$ 2,111,969	$ 1,695,467	$ 1,183,683
Portfolio turnover rate E 	 75%	 60%	 64%	 66%	 84%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

VIP Contrafund Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 30.69	$ $ 26.35	$ $ 22.93	$ $ 17.95	$ $ 20.00
Income from Investment Operations
Net investment income (loss) C 	 .19	 .11	 .02	 .02	 .05
Net realized and unrealized gain (loss) 	 3.26	 4.27	 3.45	 5.02	 (1.96)
Total from investment operations 	 3.45	 4.38	 3.47	 5.04	 (1.91)
Distributions from net investment income 	 (.32)	 (.04)	 (.05)	 (.06)	 (.14)
Distributions from net realized gain 	 (2.71)	 (.01)	 -	 -	 -
Total distributions 	 (3.03)	 (.04) H	 (.05)	 (.06)	 (.14)
Redemption fees added to paid in capital C, G 	 -	 -	 -	 -	 -
Net asset value, end of period 	$ 31.11	$ 30.69	$ 26.35	$ 22.93	$ 17.95
Total Return A, B 	 11.43%	 16.65%	 15.16%	 28.20%	 (9.60)%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .91%	 .91%	 .93%	 .93%	 .93%
Expenses net of fee waivers, if any 	 .91%	 .91%	 .93%	 .93%	 .93%
Expenses net of all reductions 	 .90%	 .89%	 .91%	 .90%	 .90%
Net investment income (loss) 	 .60%	 .40%	 .10%	 .09%	 .24%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 6,185,595	$ 3,247,909	$ 1,638,617	$ 910,341	$ 439,157
Portfolio turnover rate E 	 75%	 60%	 64%	 66%	 84%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.005 per share.

Prospectus

VIP Disciplined Small Cap Portfolio - Initial Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 9.94	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .04	 - J
Net realized and unrealized gain (loss) 	 1.60	 (.06)
Total from investment operations 	 1.64	 (.06)
Distributions from net investment income 	 (.02)	 -
Net asset value, end of period 	$ 11.56	$ 9.94
Total Return B, C, D 	 16.51%	 (.60)%
Ratios to Average Net Assets F, I
Expenses before reductions 	 1.30%	 42.86% A
Expenses net of fee waivers, if any 	 1.00%	 1.00% A
Expenses net of all reductions 	 .98%	 1.00% A
Net investment income (loss) 	 .34%	 2.50% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 10,119	$ 1,242
Portfolio turnover rate G 	 47%	 0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 27, 2005 (commencement of operations) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

VIP Disciplined Small Cap Portfolio - Service Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 9.94	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .03	 - J
Net realized and unrealized gain (loss) 	 1.60	 (.06)
Total from investment operations 	 1.63	 (.06)
Distributions from net investment income 	 (.01)	 -
Net asset value, end of period 	$ 11.56	$ 9.94
Total Return B, C, D 	 16.40%	 (.60)%
Ratios to Average Net Assets F, I
Expenses before reductions 	 1.54%	 42.96% A
Expenses net of fee waivers, if any 	 1.10%	 1.10% A
Expenses net of all reductions 	 1.08%	 1.10% A
Net investment income (loss) 	 .24%	 2.40% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,446	$ 1,242
Portfolio turnover rate G 	 47%	 0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 27, 2005 (commencement of operations) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Prospectus

Appendix - continued

VIP Disciplined Small Cap Portfolio - Service Class 2

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 9.94	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .01	 - J
Net realized and unrealized gain (loss) 	 1.61	 (.06)
Total from investment operations 	 1.62	 (.06)
Distributions from net investment income 	 (.01)	 -
Net asset value, end of period 	$ 11.55	$ 9.94
Total Return B, C, D 	 16.25%	 (.60)%
Ratios to Average Net Assets F, I
Expenses before reductions 	 1.69%	 43.12% A
Expenses net of fee waivers, if any 	 1.25%	 1.25% A
Expenses net of all reductions 	 1.23%	 1.25% A
Net investment income (loss) 	 .09%	 2.25% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,444	$ 1,242
Portfolio turnover rate G 	 47%	 0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 27, 2005 (commencement of operations) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

VIP Dynamic Capital Appreciation Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 8.71	$ $ 7.19	$ $ 7.09	$ $ 5.65	$ $ 6.10
Income from Investment Operations
Net investment income (loss) C 	 .04	 .02 F	 (.03) G	 (.02)	 .02
Net realized and unrealized gain (loss) 	 1.17	 1.50	 .13	 1.46	 (.46)
Total from investment operations 	 1.21	 1.52	 .10	 1.44	 (.44)
Distributions from net investment income 	 (.05)	 -	 -	 -	 (.01)
Distributions from net realized gain 	 (.26)	 -	 -	 -	 -
Total distributions 	 (.31)	 -	 -	 -	 (.01)
Net asset value, end of period 	$ 9.61	$ 8.71	$ 7.19	$ 7.09	$ 5.65
Total Return A, B 	 13.97%	 21.14%	 1.41%	 25.49%	 (7.21)%
Ratios to Average Net Assets D, H
Expenses before reductions 	 .78%	 .88%	 .98%	 1.83%	 2.64%
Expenses net of fee waivers, if any 	 .78%	 .85%	 .98%	 1.06%	 1.50%
Expenses net of all reductions 	 .77%	 .76%	 .91%	 .96%	 1.38%
Net investment income (loss) 	 .48%	 .21% F	 (.48)% G	 (.30)%	 .32%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 59,549	$ 57,609	$ 19,486	$ 16,684	$ 719
Portfolio turnover rate E 	 161%	 201%	 226%	 307%	 349%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .07%.

G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.52)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Dynamic Capital Appreciation Portfolio - Service Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 8.65	$ $ 7.15	$ $ 7.06	$ $ 5.64	$ $ 6.09
Income from Investment Operations
Net investment income (loss) C 	 .04	 .01 F	 (.04) G	 (.04)	 .01
Net realized and unrealized gain (loss) 	 1.17	 1.49	 .13	 1.46	 (.45)
Total from investment operations 	 1.21	 1.50	 .09	 1.42	 (.44)
Distributions from net investment income 	 (.04)	 -	 -	 -	 (.01)
Distributions from net realized gain 	 (.26)	 -	 -	 -	 -
Total distributions 	 (.30)	 -	 -	 -	 (.01)
Net asset value, end of period 	$ 9.56	$ 8.65	$ 7.15	$ 7.06	$ 5.64
Total Return A, B 	 13.99%	 20.98%	 1.27%	 25.18%	 (7.22)%
Ratios to Average Net Assets D, H
Expenses before reductions 	 .88%	 .99%	 1.07%	 1.92%	 2.61%
Expenses net of fee waivers, if any 	 .88%	 .96%	 1.07%	 1.38%	 1.60%
Expenses net of all reductions 	 .87%	 .88%	 1.00%	 1.29%	 1.48%
Net investment income (loss) 	 .38%	 .11% F	 (.57)% G	 (.63)%	 .22%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 910	$ 879	$ 644	$ 852	$ 773
Portfolio turnover rate E 	 161%	 201%	 226%	 307%	 349%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.03)%.

G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Dynamic Capital Appreciation Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 8.58	$ $ 7.11	$ $ 7.02	$ $ 5.62	$ $ 6.09
Income from Investment Operations
Net investment income (loss) C 	 .02	 - F, I	 (.05) G	 (.05)	 - I
Net realized and unrealized gain (loss) 	 1.16	 1.47	 .14	 1.45	 (.46)
Total from investment operations 	 1.18	 1.47	 .09	 1.40	 (.46)
Distributions from net investment income 	 (.02)	 -	 -	 -	 (.01)
Distributions from net realized gain 	 (.26)	 -	 -	 -	 -
Total distributions 	 (.28)	 -	 -	 -	 (.01)
Net asset value, end of period 	$ 9.48	$ 8.58	$ 7.11	$ 7.02	$ 5.62
Total Return A, B 	 13.81%	 20.68%	 1.28%	 24.91%	 (7.55)%
Ratios to Average Net Assets D, H
Expenses before reductions 	 1.05%	 1.18%	 1.26%	 2.10%	 2.79%
Expenses net of fee waivers, if any 	 1.05%	 1.11%	 1.25%	 1.51%	 1.75%
Expenses net of all reductions 	 1.04%	 1.03%	 1.17%	 1.41%	 1.63%
Net investment income (loss) 	 .21%	 (.04)% F	 (.74)% G	 (.75)%	 .07%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 23,720	$ 18,208	$ 12,928	$ 10,772	$ 6,209
Portfolio turnover rate E 	 161%	 201%	 226%	 307%	 349%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Prospectus

Appendix - continued

VIP Equity-Income Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 25.49	$ $ 25.37	$ $ 23.18	$ $ 18.16	$ $ 22.75
Income from Investment Operations
Net investment income (loss) C 	 .45	 .42	 .40	 .36	 .34
Net realized and unrealized gain (loss) 	 4.37	 1.00	 2.24	 5.01	 (4.08)
Total from investment operations 	 4.82	 1.42	 2.64	 5.37	 (3.74)
Distributions from net investment income 	 (.89)	 (.41)	 (.36)	 (.35)	 (.36)
Distributions from net realized gain 	 (3.22)	 (.89)	 (.09)	 -	 (.49)
Total distributions 	 (4.11)	 (1.30)	 (.45)	 (.35)	 (.85)
Redemption fees added to paid in capital C, G 	 -	 -	 -	 -	 -
Net asset value, end of period 	$ 26.20	$ 25.49	$ 25.37	$ 23.18	$ 18.16
Total Return A, B 	 20.19%	 5.87%	 11.53%	 30.33%	 (16.95)%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .57%	 .56%	 .58%	 .57%	 .57%
Expenses net of fee waivers, if any 	 .57%	 .56%	 .58%	 .57%	 .57%
Expenses net of all reductions 	 .56%	 .55%	 .57%	 .56%	 .56%
Net investment income (loss) 	 1.76%	 1.71%	 1.71%	 1.83%	 1.70%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 8,315,159	$ 7,875,801	$ 8,689,829	$ 8,402,963	$ 6,895,940
Portfolio turnover rate E 	 22%	 19%	 22%	 26%	 25%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

VIP Equity-Income Portfolio - Service Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 25.39	$ $ 25.28	$ $ 23.11	$ $ 18.10	$ $ 22.67
Income from Investment Operations
Net investment income (loss) C 	 .43	 .39	 .38	 .34	 .32
Net realized and unrealized gain (loss) 	 4.35	 1.00	 2.22	 5.00	 (4.06)
Total from investment operations 	 4.78	 1.39	 2.60	 5.34	 (3.74)
Distributions from net investment income 	 (.84)	 (.39)	 (.34)	 (.33)	 (.34)
Distributions from net realized gain 	 (3.22)	 (.89)	 (.09)	 -	 (.49)
Total distributions 	 (4.06)	 (1.28)	 (.43)	 (.33)	 (.83)
Redemption fees added to paid in capital C, G 	 -	 -	 -	 -	 -
Net asset value, end of period 	$ 26.11	$ 25.39	$ 25.28	$ 23.11	$ 18.10
Total Return A, B 	 20.08%	 5.76%	 11.38%	 30.22%	 (17.00)%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .67%	 .66%	 .68%	 .67%	 .67%
Expenses net of fee waivers, if any 	 .67%	 .66%	 .68%	 .67%	 .67%
Expenses net of all reductions 	 .66%	 .65%	 .67%	 .66%	 .66%
Net investment income (loss) 	 1.66%	 1.61%	 1.61%	 1.73%	 1.60%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,118,333	$ 1,079,838	$ 1,170,778	$ 1,071,483	$ 771,516
Portfolio turnover rate E 	 22%	 19%	 22%	 26%	 25%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Prospectus

VIP Equity-Income Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 25.17	$ $ 25.09	$ $ 22.96	$ $ 18.00	$ $ 22.59
Income from Investment Operations
Net investment income (loss) C 	 .38	 .35	 .34	 .31	 .28
Net realized and unrealized gain (loss) 	 4.32	 .98	 2.21	 4.97	 (4.04)
Total from investment operations 	 4.70	 1.33	 2.55	 5.28	 (3.76)
Distributions from net investment income 	 (.78)	 (.36)	 (.33)	 (.32)	 (.34)
Distributions from net realized gain 	 (3.22)	 (.89)	 (.09)	 -	 (.49)
Total distributions 	 (4.00)	 (1.25)	 (.42)	 (.32)	 (.83)
Redemption fees added to paid in capital C, G 	 -	 -	 -	 -	 -
Net asset value, end of period 	$ 25.87	$ 25.17	$ 25.09	$ 22.96	$ 18.00
Total Return A, B 	 19.93%	 5.57%	 11.23%	 30.03%	 (17.15)%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .82%	 .81%	 .83%	 .82%	 .83%
Expenses net of fee waivers, if any 	 .82%	 .81%	 .83%	 .82%	 .83%
Expenses net of all reductions 	 .82%	 .80%	 .82%	 .81%	 .82%
Net investment income (loss) 	 1.51%	 1.46%	 1.46%	 1.58%	 1.44%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,373,059	$ 1,723,546	$ 1,420,999	$ 916,679	$ 403,632
Portfolio turnover rate E 	 22%	 19%	 22%	 26%	 25%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

VIP Growth Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 33.70	$ $ 32.01	$ $ 31.04	$ $ 23.44	$ $ 33.61
Income from Investment Operations
Net investment income (loss) C 	 .21	 .11	 .15 F,I	 .07	 .07
Net realized and unrealized gain (loss) 	 2.09	 1.74	 .90	 7.60	 (10.17)
Total from investment operations 	 2.30	 1.85	 1.05	 7.67	 (10.10)
Distributions from net investment income 	 (.13)	 (.16)	 (.08)	 (.07)	 (.07)
Redemption fees added to paid in capital C,H 	 -	 -	 -	 -	 -
Net asset value, end of period 	$ 35.87	$ 33.70	$ 32.01	$ 31.04	$ 23.44
Total Return A,B 	 6.85%	 5.80%	 3.38%	 32.85%	 (30.10)%
Ratios to Average Net Assets D,G
Expenses before reductions 	 .68%	 .67%	 .68%	 .67%	 .67%
Expenses net of fee waivers, if any 	 .68%	 .67%	 .68%	 .67%	 .67%
Expenses net of all reductions 	 .67%	 .63%	 .65%	 .64%	 .61%
Net investment income (loss) 	 .61%	 .36%	 .47% I	 .28%	 .25%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 5,610,629	$ 6,726,655	$ 7,796,888	$ 8,594,509	$ 7,016,147
Portfolio turnover rate E 	 114%	 79%	 72%	 61%	 90%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.08 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Prospectus

Appendix - continued

VIP Growth Portfolio - Service Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 33.56	$ $ 31.88	$ $ 30.92	$ $ 23.34	$ $ 33.48
Income from Investment Operations
Net investment income (loss) C 	 .18	 .08	 .11 F,I	 .05	 .04
Net realized and unrealized gain (loss) 	 2.07	 1.72	 .90	 7.58	 (10.14)
Total from investment operations 	 2.25	 1.80	 1.01	 7.63	 (10.10)
Distributions from net investment income 	 (.09)	 (.12)	 (.05)	 (.05)	 (.04)
Redemption fees added to paid in capital C,H 	 -	 -	 -	 -	 -
Net asset value, end of period 	$ 35.72	$ 33.56	$ 31.88	$ 30.92	$ 23.34
Total Return A,B 	 6.73%	 5.67%	 3.26%	 32.78%	 (30.20)%
Ratios to Average Net Assets D,G
Expenses before reductions 	 .78%	 .77%	 .78%	 .77%	 .77%
Expenses net of fee waivers, if any 	 .78%	 .77%	 .78%	 .77%	 .77%
Expenses net of all reductions 	 .77%	 .73%	 .75%	 .74%	 .71%
Net investment income (loss) 	 .51%	 .26%	 .37% I	 .18%	 .15%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 877,279	$ 1,086,172	$ 1,326,262	$ 1,401,298	$ 1,058,738
Portfolio turnover rate E 	 114%	 79%	 72%	 61%	 90%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.08 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

VIP Growth Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 33.29	$ $ 31.64	$ $ 30.72	$ $ 23.21	$ $ 33.34
Income from Investment Operations
Net investment income (loss) C 	 .12	 .03	 .07 F,I	 .01	 - H
Net realized and unrealized gain (loss) 	 2.07	 1.71	 .89	 7.53	 (10.09)
Total from investment operations 	 2.19	 1.74	 .96	 7.54	 (10.09)
Distributions from net investment income 	 (.06)	 (.09)	 (.04)	 (.03)	 (.04)
Redemption fees added to paid in capital C,H 	 -	 -	 -	 -	 -
Net asset value, end of period 	$ 35.42	$ 33.29	$ 31.64	$ 30.72	$ 23.21
Total Return A,B 	 6.57%	 5.50%	 3.12%	 32.54%	 (30.30)%
Ratios to Average Net Assets D,G
Expenses before reductions 	 .94%	 .92%	 .93%	 .92%	 .93%
Expenses net of fee waivers, if any 	 .94%	 .92%	 .93%	 .92%	 .93%
Expenses net of all reductions 	 .92%	 .88%	 .90%	 .89%	 .87%
Net investment income (loss) 	 .36%	 .11%	 .22% I	 .02%	 (.01)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 627,754	$ 858,587	$ 811,126	$ 609,798	$ 238,543
Portfolio turnover rate E 	 114%	 79%	 72%	 61%	 90%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.08 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Prospectus

VIP Growth & Income Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.75	$ $ 13.91	$ $ 13.26	$ $ 10.86	$ $ 13.19
Income from Investment Operations
Net investment income (loss) C 	 .15	 .13	 .21 F	 .12	 .15
Net realized and unrealized gain (loss) 	 1.74	 .92	 .56	 2.42	 (2.32)
Total from investment operations 	 1.89	 1.05	 .77	 2.54	 (2.17)
Distributions from net investment income 	 (.14)	 (.21)	 (.12)	 (.14)	 (.16)
Distributions from net realized gain 	 (.38)	 -	 -	 -	 -
Total distributions 	 (.52)	 (.21)	 (.12)	 (.14)	 (.16)
Net asset value, end of period 	$ 16.12	$ 14.75	$ 13.91	$ 13.26	$ 10.86
Total Return A, B 	 13.18%	 7.63%	 5.80%	 23.77%	 (16.61)%
Ratios to Average Net Assets D, G
Expenses before reductions 	 .60%	 .59%	 .60%	 .59%	 .59%
Expenses net of fee waivers, if any 	 .60%	 .59%	 .60%	 .59%	 .59%
Expenses net of all reductions 	 .59%	 .54%	 .60%	 .59%	 .58%
Net investment income (loss) 	 .98%	 .97%	 1.58%	 1.02%	 1.30%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 465,375	$ 606,102	$ 704,460	$ 785,494	$ 638,124
Portfolio turnover rate E 	 109%	 206%	 23%	 25%	 43%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Growth & Income Portfolio - Service Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.66	$ $ 13.83	$ $ 13.18	$ $ 10.80	$ $ 13.12
Income from Investment Operations
Net investment income (loss) C 	 .13	 .12	 .19 F	 .11	 .14
Net realized and unrealized gain (loss) 	 1.72	 .91	 .57	 2.40	 (2.31)
Total from investment operations 	 1.85	 1.03	 .76	 2.51	 (2.17)
Distributions from net investment income 	 (.12)	 (.20)	 (.11)	 (.13)	 (.15)
Distributions from net realized gain 	 (.38)	 -	 -	 -	 -
Total distributions 	 (.50)	 (.20)	 (.11)	 (.13)	 (.15)
Net asset value, end of period 	$ 16.01	$ 14.66	$ 13.83	$ 13.18	$ 10.80
Total Return A, B 	 13.01%	 7.53%	 5.75%	 23.60%	 (16.69)%
Ratios to Average Net Assets D, G
Expenses before reductions 	 .70%	 .69%	 .70%	 .69%	 .69%
Expenses net of fee waivers, if any 	 .70%	 .69%	 .70%	 .69%	 .69%
Expenses net of all reductions 	 .69%	 .64%	 .70%	 .69%	 .68%
Net investment income (loss) 	 .88%	 .87%	 1.48%	 .92%	 1.20%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 375,775	$ 384,527	$ 401,392	$ 357,585	$ 250,160
Portfolio turnover rate E 	 109%	 206%	 23%	 25%	 43%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Growth & Income Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.53	$ $ 13.71	$ $ 13.09	$ $ 10.73	$ $ 13.07
Income from Investment Operations
Net investment income (loss) C 	 .11	 .10	 .17 F	 .09	 .12
Net realized and unrealized gain (loss) 	 1.71	 .90	 .55	 2.39	 (2.30)
Total from investment operations 	 1.82	 1.00	 .72	 2.48	 (2.18)
Distributions from net investment income 	 (.11)	 (.18)	 (.10)	 (.12)	 (.16)
Distributions from net realized gain 	 (.38)	 -	 -	 -	 -
Total distributions 	 (.49)	 (.18)	 (.10)	 (.12)	 (.16)
Net asset value, end of period 	$ 15.86	$ 14.53	$ 13.71	$ 13.09	$ 10.73
Total Return A, B 	 12.86%	 7.40%	 5.52%	 23.44%	 (16.84) %
Ratios to Average Net Assets D, G
Expenses before reductions 	 .85%	 .84%	 .85%	 .85%	 .85%
Expenses net of fee waivers, if any 	 .85%	 .84%	 .85%	 .85%	 .85%
Expenses net of all reductions 	 .84%	 .79%	 .85%	 .84%	 .84%
Net investment income (loss) 	 .73%	 .70%	 1.33%	 .76%	 1.05%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 645,360	$ 596,787	$ 525,504	$ 341,989	$ 140,890
Portfolio turnover rate E 	 109%	 206%	 23%	 25%	 43%
A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Growth Opportunities Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 17.34	$ $ 16.07	$ $ 15.07	$ $ 11.71	$ $ 15.13
Income from Investment Operations
Net investment income (loss) C 	 .02 F	 .10	 .14 G	 .08	 .09
Net realized and unrealized gain (loss) 	 .92	 1.32	 .94	 3.38	 (3.37)
Total from investment operations 	 .94	 1.42	 1.08	 3.46	 (3.28)
Distributions from net investment income 	 (.12)	 (.15)	 (.08)	 (.10)	 (.14)
Net asset value, end of period 	$ 18.16	$ 17.34	$ 16.07	$ 15.07	$ 11.71
Total Return A, B 	 5.46%	 8.89%	 7.19%	 29.87%	 (21.84)%
Ratios to Average Net Assets D, H
Expenses before reductions 	 .72%	 .70%	 .72%	 .72%	 .70%
Expenses net of fee waivers, if any 	 .72%	 .70%	 .72%	 .72%	 .70%
Expenses net of all reductions 	 .67%	 .65%	 .70%	 .70%	 .66%
Net investment income (loss) 	 .10% F	 .65%	 .91%	 .64%	 .68%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 310,736	$ 400,644	$ 459,975	$ 490,710	$ 403,476
Portfolio turnover rate E 	 128%	 123%	 65%	 62%	 60%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects special dividends which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%.

G Investment income per share reflects a special dividend which amounted to $.04 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Growth Opportunities Portfolio - Service Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 17.33	$ $ 16.05	$ $ 15.06	$ $ 11.70	$ $ 15.11
Income from Investment Operations
Net investment income (loss) C 	 - F, I	 .09	 .12 G	 .07	 .08
Net realized and unrealized gain (loss) 	 .91	 1.32	 .94	 3.37	 (3.37)
Total from investment operations 	 .91	 1.41	 1.06	 3.44	 (3.29)
Distributions from net investment income 	 (.10)	 (.13)	 (.07)	 (.08)	 (.12)
Net asset value, end of period 	$ 18.14	$ 17.33	$ 16.05	$ 15.06	$ 11.70
Total Return A, B 	 5.30%	 8.86%	 7.06%	 29.66%	 (21.92)%
Ratios to Average Net Assets D, H
Expenses before reductions 	 .82%	 .80%	 .82%	 .82%	 .80%
Expenses net of fee waivers, if any 	 .82%	 .80%	 .82%	 .82%	 .80%
Expenses net of all reductions 	 .78%	 .75%	 .80%	 .80%	 .77%
Net investment income (loss) 	 -% F, I	 .54%	 .81%	 .54%	 .58%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 176,556	$ 200,798	$ 212,890	$ 224,660	$ 188,318
Portfolio turnover rate E 	 128%	 123%	 65%	 62%	 60%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects special dividends which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%.

G Investment income per share reflects a special dividend which amounted to $.04 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

VIP Growth Opportunities Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 17.23	$ $ 15.96	$ $ 14.98	$ $ 11.64	$ $ 15.04
Income from Investment Operations
Net investment income (loss) C 	 (.03) F	 .06	 .10 G	 .05	 .05
Net realized and unrealized gain (loss) 	 .91	 1.32	 .93	 3.35	 (3.34)
Total from investment operations 	 .88	 1.38	 1.03	 3.40	 (3.29)
Distributions from net investment income 	 (.08)	 (.11)	 (.05)	 (.06)	 (.11)
Net asset value, end of period 	$ 18.03	$ 17.23	$ 15.96	$ 14.98	$ 11.64
Total Return A, B 	 5.12%	 8.68%	 6.89%	 29.40%	 (22.01)%
Ratios to Average Net Assets D, H
Expenses before reductions 	 .99%	 .96%	 .98%	 .99%	 .97%
Expenses net of fee waivers, if any 	 .99%	 .96%	 .98%	 .99%	 .97%
Expenses net of all reductions 	 .94%	 .92%	 .96%	 .96%	 .94%
Net investment income (loss) 	 (.17)% F	 .38%	 .65%	 .37%	 .41%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 60,690	$ 60,406	$ 60,938	$ 60,129	$ 41,486
Portfolio turnover rate E 	 128%	 123%	 65%	 62%	 60%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects special dividends which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.38)%.

G Investment income per share reflects a special dividend which amounted to $.04 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Growth Stock Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002 J
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.94	$ $ 11.14	$ $ 11.79	$ $ 9.68	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 - L	 .01	 .04 H	 (.01)	 - L
Net realized and unrealized gain (loss) 	 .13 I	 .83	 .23	 2.81	 (.32)
Total from investment operations 	 .13	 .84	 .27	 2.80	 (.32)
Distributions from net investment income 	 - L	 (.01)	 (.02)	 (.01)	 -
Distributions from net realized gain 	 -	 (.04)	 (.90)	 (.68)	 -
Total distributions 	 -	 (.04) M	 (.92)	 (.69)	 -
Net asset value, end of period 	$ 12.07	$ 11.94	$ 11.14	$ 11.79	$ 9.68
Total Return B, C, D 	 1.12%	 7.57%	 2.31%	 29.05%	 (3.20)%
Ratios to Average Net Assets F, K
Expenses before reductions 	 .98%	 1.01%	 1.94%	 2.68%	 9.76% A
Expenses net of fee waivers, if any 	 .86%	 .85%	 1.00%	 1.14%	 1.25% A
Expenses net of all reductions 	 .86%	 .81%	 .95%	 1.09%	 1.22% A
Net investment income (loss) 	 .03%	 .12%	 .35%	 (.07)%	 .35% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 7,414	$ 22,750	$ 1,938	$ 1,885	$ 1,452
Portfolio turnover rate G 	 93%	 91%	 151%	 149%	 108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J For the period December 11, 2002 (commencement of operations) to December 31, 2002.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

M Total distribution of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

Prospectus

VIP Growth Stock Portfolio - Service Class

Years ended December 31,	2006	2005	2004	2003	2002 J
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.90	$ $ 11.12	$ $ 11.77	$ $ 9.68	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 (.01)	 -	 .03 H	 (.02)	 - L
Net realized and unrealized gain (loss) 	 .13 I	 .82	 .24	 2.80	 (.32)
Total from investment operations 	 .12	 .82	 .27	 2.78	 (.32)
Distributions from net investment income 	 -	 (.01)	 (.02)	 (.01)	 -
Distributions from net realized gain 	 -	 (.04)	 (.90)	 (.68)	 -
Total distributions 	 -	 (.04) M	 (.92)	 (.69)	 -
Net asset value, end of period 	$ 12.02	$ 11.90	$ 11.12	$ 11.77	$ 9.68
Total Return B, C, D 	 1.01%	 7.41%	 2.32%	 28.85%	 (3.20)%
Ratios to Average Net Assets F, K
Expenses before reductions 	 1.16%	 1.36%	 1.97%	 2.74%	 9.86% A
Expenses net of fee waivers, if any 	 .96%	 .97%	 1.10%	 1.24%	 1.35% A
Expenses net of all reductions 	 .95%	 .92%	 1.05%	 1.19%	 1.32% A
Net investment income (loss) 	 (.07)%	 -%	 .25%	 (.17)%	 .25% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,077	$ 2,056	$ 1,914	$ 1,871	$ 1,452
Portfolio turnover rate G 	 93%	 91%	 151%	 149%	 108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J For the period December 11, 2002 (commencement of operations) to December 31, 2002.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

M Total distribution of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

Prospectus

Appendix - continued

VIP Growth Stock Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004	2003	2002 J
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.84	$ $ 11.08	$ $ 11.75	$ $ 9.68	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 (.03)	 (.02)	 .01 H	 (.04)	 - L
Net realized and unrealized gain (loss) 	 .14 I	 .82	 .24	 2.80	 (.32)
Total from investment operations 	 .11	 .80	 .25	 2.76	 (.32)
Distributions from net investment income 	 -	 (.01)	 (.02)	 (.01)	 -
Distributions from net realized gain 	 -	 (.04)	 (.90)	 (.68)	 -
Total distributions 	 -	 (.04) M	 (.92)	 (.69)	 -
Net asset value, end of period 	$ 11.95	$ 11.84	$ 11.08	$ 11.75	$ 9.68
Total Return B, C, D 	 .93%	 7.25%	 2.14%	 28.64%	 (3.20)%
Ratios to Average Net Assets F, K
Expenses before reductions 	 1.35%	 1.51%	 2.12%	 2.89%	 10.01% A
Expenses net of fee waivers, if any 	 1.11%	 1.12%	 1.25%	 1.39%	 1.50% A
Expenses net of all reductions 	 1.10%	 1.07%	 1.20%	 1.34%	 1.47% A
Net investment income (loss) 	 (.22)%	 (.15)%	 .10%	 (.33)%	 .10% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 3,220	$ 2,729	$ 2,544	$ 2,491	$ 1,936
Portfolio turnover rate G 	 93%	 91%	 151%	 149%	 108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J For the period December 11, 2002 (commencement of operations) to December 31, 2002.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

M Total distribution of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

Prospectus

VIP High Income Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 6.17	$ $ 7.00	$ $ 6.95	$ $ 5.93	$ $ 6.41
Income from Investment Operations
Net investment income C 	 .476	 .457	 .494	 .520	 .496 G
Net realized and unrealized gain (loss) 	 .216	 (.281)	 .126	 .980	 (.306) G
Total from investment operations 	 .692	 .176	 .620	 1.500	 .190
Distributions from net investment income 	 (.512)	 (1.006)	 (.570)	 (.480)	 (.670)
Net asset value, end of period 	$ 6.35	$ 6.17	$ 7.00	$ 6.95	$ 5.93
Total Return A, B 	 11.24%	 2.70%	 9.59%	 27.26%	 3.44%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .71%	 .70%	 .71%	 .69%	 .70%
Expenses net of fee waivers, if any 	 .71%	 .70%	 .71%	 .69%	 .70%
Expenses net of all reductions 	 .71%	 .70%	 .71%	 .69%	 .70%
Net investment income 	 7.40%	 6.98%	 7.43%	 8.25%	 8.65% G
Supplemental Data
Net assets, end of period (000 omitted) 	$ 922,565	$ 1,080,002	$ 1,371,736	$ 1,593,714	$ 1,145,562
Portfolio turnover rate E 	 65%	 95%	 128%	 130%	 96%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002, have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.95% to 8.65%. The reclassification has no impact on the net assets of the Fund.

VIP High Income Portfolio - Service Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 6.14	$ $ 6.97	$ $ 6.92	$ $ 5.91	$ $ 6.38
Income from Investment Operations
Net investment income C 	 .467	 .448	 .486	 .513	 .488 G
Net realized and unrealized gain (loss) 	 .218	 (.283)	 .124	 .967	 (.288) G
Total from investment operations 	 .685	 .165	 .610	 1.480	 .200
Distributions from net investment income 	 (.505)	 (.995)	 (.560)	 (.470)	 (.670)
Net asset value, end of period 	$ 6.32	$ 6.14	$ 6.97	$ 6.92	$ 5.91
Total Return A, B 	 11.18%	 2.52%	 9.47%	 26.97%	 3.62%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .81%	 .80%	 .81%	 .79%	 .80%
Expenses net of fee waivers, if any 	 .81%	 .80%	 .81%	 .79%	 .80%
Expenses net of all reductions 	 .81%	 .80%	 .81%	 .79%	 .80%
Net investment income 	 7.30%	 6.88%	 7.33%	 8.15%	 8.55% G
Supplemental Data
Net assets, end of period (000 omitted) 	$ 277,546	$ 319,380	$ 377,122	$ 417,928	$ 260,489
Portfolio turnover rate E 	 65%	 95%	 128%	 130%	 96%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002, have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.85% to 8.55%. The reclassification has no impact on the net assets of the Fund.

Prospectus

Appendix - continued

VIP High Income Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 6.08	$ $ 6.91	$ $ 6.87	$ $ 5.87	$ $ 6.36
Income from Investment Operations
Net investment income C 	 .453	 .433	 .470	 .501	 .472 G
Net realized and unrealized gain (loss) 	 .216	 (.284)	 .130	 .959	 (.292) G
Total from investment operations 	 .669	 .149	 .600	 1.460	 .180
Distributions from net investment income 	 (.499)	 (.979)	 (.560)	 (.460)	 (.670)
Net asset value, end of period 	$ 6.25	$ 6.08	$ 6.91	$ 6.87	$ 5.87
Total Return A, B 	 11.02%	 2.31%	 9.38%	 26.75%	 3.30%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .97%	 .95%	 .97%	 .95%	 .97%
Expenses net of fee waivers, if any 	 .97%	 .95%	 .97%	 .95%	 .97%
Expenses net of all reductions 	 .97%	 .95%	 .97%	 .95%	 .97%
Net investment income 	 7.14%	 6.72%	 7.17%	 7.99%	 8.38% G
Supplemental Data
Net assets, end of period (000 omitted) 	$ 110,503	$ 86,757	$ 94,246	$ 76,383	$ 32,499
Portfolio turnover rate E 	 65%	 95%	 128%	 130%	 96%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002, have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.68% to 8.38%. The reclassification has no impact on the net assets of the Fund.

VIP Index 500 Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 141.88	$ $ 137.76	$ $ 126.13	$ $ 99.92	$ $ 130.08
Income from Investment Operations
Net investment income (loss) C 	 2.71	 2.36	 2.18 F	 1.63	 1.51
Net realized and unrealized gain (loss) 	 19.26	 4.15	 11.10	 26.18	 (30.18)
Total from investment operations 	 21.97	 6.51	 13.28	 27.81	 (28.67)
Distributions from net investment income 	 (2.49)	 (2.39)	 (1.65)	 (1.60)	 (1.49)
Net asset value, end of period 	$ 161.36	$ 141.88	$ 137.76	$ 126.13	$ 99.92
Total Return A, B 	 15.73%	 4.82%	 10.62%	 28.41%	 (22.25)%
Ratios to Average Net Assets D, G
Expenses before reductions 	 .10%	 .14%	 .35%	 .34%	 .33%
Expenses net of fee waivers, if any 	 .10%	 .13%	 .28%	 .28%	 .28%
Expenses net of all reductions 	 .10%	 .13%	 .28%	 .28%	 .28%
Net investment income (loss) 	 1.83%	 1.73%	 1.71%	 1.50%	 1.34%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,780,085	$ 2,641,527	$ 2,778,226	$ 3,031,540	$ 2,497,252
Portfolio turnover rate E 	 6%	 7%	 5%	 6%	 7%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.36 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Index 500 Portfolio - Service Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 141.48	$ $ 137.41	$ $ 125.86	$ $ 99.74	$ $ 129.94
Income from Investment Operations
Net investment income (loss) C 	 2.55	 2.22	 2.05 F	 1.54	 1.34
Net realized and unrealized gain (loss) 	 19.22	 4.14	 11.07	 26.11	 (30.07)
Total from investment operations 	 21.77	 6.36	 13.12	 27.65	 (28.73)
Distributions from net investment income 	 (2.37)	 (2.29)	 (1.57)	 (1.53)	 (1.47)
Net asset value, end of period 	$ 160.88	$ 141.48	$ 137.41	$ 125.86	$ 99.74
Total Return A, B 	 15.61%	 4.71%	 10.51%	 28.27%	 (22.32)%
Ratios to Average Net Assets D,G
Expenses before reductions 	 .20%	 .24%	 .47%	 .46%	 .47%
Expenses net of fee waivers, if any 	 .20%	 .23%	 .38%	 .38%	 .38%
Expenses net of all reductions 	 .20%	 .23%	 .38%	 .38%	 .38%
Net investment income (loss) 	 1.73%	 1.63%	 1.61%	 1.40%	 1.24%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 35,953	$ 27,178	$ 23,216	$ 15,404	$ 7,494
Portfolio turnover rate E 	 6%	 7%	 5%	 6%	 7%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.36 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Index 500 Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 140.68	$ $ 136.71	$ $ 125.31	$ $ 99.29	$ $ 129.43
Income from Investment Operations
Net investment income (loss) C 	 2.32	 2.01	 1.85 F	 1.37	 1.19
Net realized and unrealized gain (loss) 	 19.11	 4.11	 11.01	 26.03	 (30.00)
Total from investment operations 	 21.43	 6.12	 12.86	 27.40	 (28.81)
Distributions from net investment income 	 (2.21)	 (2.15)	 (1.46)	 (1.38)	 (1.33)
Net asset value, end of period 	$ 159.90	$ 140.68	$ 136.71	$ 125.31	$ 99.29
Total Return A, B 	 15.44%	 4.55%	 10.34%	 28.09%	 (22.45)%
Ratios to Average Net Assets D,G
Expenses before reductions 	 .35%	 .39%	 .61%	 .60%	 .60%
Expenses net of fee waivers, if any 	 .35%	 .38%	 .53%	 .53%	 .53%
Expenses net of all reductions 	 .35%	 .38%	 .53%	 .53%	 .53%
Net investment income (loss) 	 1.58%	 1.48%	 1.46%	 1.25%	 1.09%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 219,346	$ 156,295	$ 106,051	$ 64,844	$ 31,035
Portfolio turnover rate E 	 6%	 7%	 5%	 6%	 7%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.36 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Investment Grade Bond Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.76	$ $ 13.25	$ $ 13.65	$ $ 13.70	$ $ 12.92
Income from Investment Operations
Net investment income C 	 .591	 .523	 .476	 .467	 .610
Net realized and unrealized gain (loss) 	 (.060)	 (.243)	 .104	 .213	 .680
Total from investment operations 	 .531	 .280	 .580	 .680	 1.290
Distributions from net investment income 	 (.501)	 (.480)	 (.570)	 (.540)	 (.510)
Distributions from net realized gain 	 (.030)	 (.290)	 (.410)	 (.190)	 -
Total distributions 	 (.531)	 (.770)	 (.980)	 (.730)	 (.510)
Net asset value, end of period 	$ 12.76	$ 12.76	$ 13.25	$ 13.65	$ 13.70
Total Return A, B 	 4.35%	 2.19%	 4.46%	 5.20%	 10.34%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .44%	 .49%	 .56%	 .54%	 .54%
Expenses net of fee waivers, if any 	 .44%	 .49%	 .56%	 .54%	 .54%
Expenses net of all reductions 	 .44%	 .49%	 .56%	 .54%	 .53%
Net investment income 	 4.75%	 4.12%	 3.65%	 3.48%	 4.71%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,184,942	$ 1,284,600	$ 1,374,972	$ 1,528,417	$ 1,965,036
Portfolio turnover rate E 	 34%	 157%	 170%	 218%	 192%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Fidelity Central Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Fidelity Central Funds. Based on their most recent shareholder report date, the expenses were .0049% (annualized) and .0061% (annualized) for Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund, respectively.

VIP Investment Grade Bond Portfolio - Service Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.68	$ $ 13.18	$ $ 13.61	$ $ 13.66	$ $ 12.89
Income from Investment Operations
Net investment income C 	 .575	 .511	 .456	 .448	 .591
Net realized and unrealized gain (loss) 	 (.053)	 (.246)	 .104	 .212	 .679
Total from investment operations 	 .522	 .265	 .560	 .660	 1.270
Distributions from net investment income 	 (.492)	 (.475)	 (.580)	 (.520)	 (.500)
Distributions from net realized gain 	 (.030)	 (.290)	 (.410)	 (.190)	 -
Total distributions 	 (.522)	 (.765)	 (.990)	 (.710)	 (.500)
Net asset value, end of period 	$ 12.68	$ 12.68	$ 13.18	$ 13.61	$ 13.66
Total Return A, B 	 4.30%	 2.08%	 4.32%	 5.06%	 10.20%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .54%	 .58%	 .66%	 .64%	 .64%
Expenses net of fee waivers, if any 	 .54%	 .58%	 .66%	 .64%	 .64%
Expenses net of all reductions 	 .54%	 .58%	 .66%	 .64%	 .64%
Net investment income 	 4.65%	 4.06%	 3.54%	 3.38%	 4.60%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 99,633	$ 79,205	$ 50,143	$ 18,305	$ 975
Portfolio turnover rate E 	 34%	 157%	 170%	 218%	 192%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Fidelity Central Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Fidelity Central Funds. Based on their most recent shareholder report date, the expenses were .0049% (annualized) and .0061% (annualized) for Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund, respectively.

Prospectus

VIP Investment Grade Bond Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.57	$ $ 13.08	$ $ 13.50	$ $ 13.57	$ $ 12.82
Income from Investment Operations
Net investment income C 	 .551	 .488	 .435	 .427	 .571
Net realized and unrealized gain (loss) 	 (.053)	 (.248)	 .105	 .213	 .679
Total from investment operations 	 .498	 .240	 .540	 .640	 1.250
Distributions from net investment income 	 (.478)	 (.460)	 (.550)	 (.520)	 (.500)
Distributions from net realized gain 	 (.030)	 (.290)	 (.410)	 (.190)	 -
Total distributions 	 (.508)	 (.750)	 (.960)	 (.710)	 (.500)
Net asset value, end of period 	$ 12.56	$ 12.57	$ 13.08	$ 13.50	$ 13.57
Total Return A, B 	 4.14%	 1.89%	 4.19%	 4.94%	 10.09%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .69%	 .73%	 .81%	 .79%	 .79%
Expenses net of fee waivers, if any 	 .69%	 .73%	 .81%	 .79%	 .79%
Expenses net of all reductions 	 .69%	 .73%	 .81%	 .79%	 .79%
Net investment income 	 4.50%	 3.90%	 3.39%	 3.23%	 4.45%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 497,504	$ 285,528	$ 186,302	$ 115,411	$ 71,631
Portfolio turnover rate E 	 34%	 157%	 170%	 218%	 192%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Fidelity Central Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Fidelity Central Funds. Based on their most recent shareholder report date, the expenses were .0049% (annualized) and .0061% (annualized) for Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund, respectively.

VIP Mid Cap Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003 I	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 35.11	$ $ 30.18	$ $ 24.16	$ $ 17.51	$ $ 19.60
Income from Investment Operations
Net investment income (loss) C 	 .19	 .16 F	 .01	 - H	 .09
Net realized and unrealized gain (loss) 	 3.93	 5.28	 6.01	 6.73	 (2.00)
Total from investment operations 	 4.12	 5.44	 6.02	 6.73	 (1.91)
Distributions from net investment income 	 (.13)	 -	 -	 (.08)	 (.18)
Distributions from net realized gain 	 (4.33)	 (.51)	 -	 -	 -
Total distributions 	 (4.46)	 (.51)	 -	 (.08)	 (.18)
Net asset value, end of period 	$ 34.77	$ 35.11	$ 30.18	$ 24.16	$ 17.51
Total Return A, B 	 12.70%	 18.30%	 24.92%	 38.64%	 (9.82)%
Ratios to Average Net Assets D, G
Expenses before reductions 	 .68%	 .69%	 .71%	 .70%	 .70%
Expenses net of fee waivers, if any 	 .68%	 .69%	 .71%	 .70%	 .70%
Expenses net of all reductions 	 .66%	 .64%	 .68%	 .68%	 .63%
Net investment income (loss) 	 .58%	 .50% F	 .03%	 -%	 .51%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,352,385	$ 1,276,302	$ 979,533	$ 678,480	$ 499,557
Portfolio turnover rate E 	 149%	 107%	 55%	 51%	 135%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .36%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.04)% to 0.00%. The reclassification had no impact on total net assets or total return of the class.

Prospectus

Appendix - continued

VIP Mid Cap Portfolio - Service Class

Years ended December 31,	2006	2005	2004	2003 H	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 34.95	$ $ 30.07	$ $ 24.10	$ $ 17.46	$ $ 19.54
Income from Investment Operations
Net investment income (loss) C 	 .16	 .12 F	 (.02)	 (.02)	 .08
Net realized and unrealized gain (loss) 	 3.91	 5.27	 5.99	 6.72	 (2.00)
Total from investment operations 	 4.07	 5.39	 5.97	 6.70	 (1.92)
Distributions from net investment income 	 (.10)	 -	 -	 (.06)	 (.16)
Distributions from net realized gain 	 (4.33)	 (.51)	 -	 -	 -
Total distributions 	 (4.43)	 (.51)	 -	 (.06)	 (.16)
Net asset value, end of period 	$ 34.59	$ 34.95	$ 30.07	$ 24.10	$ 17.46
Total Return A, B 	 12.59%	 18.20%	 24.77%	 38.52%	 (9.90)%
Ratios to Average Net Assets D, G
Expenses before reductions 	 .78%	 .79%	 .81%	 .80%	 .80%
Expenses net of fee waivers, if any 	 .78%	 .79%	 .81%	 .80%	 .80%
Expenses net of all reductions 	 .76%	 .74%	 .78%	 .78%	 .73%
Net investment income (loss) 	 .48%	 .40% F	 (.07)%	 (.10)%	 .41%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,091,396	$ 990,561	$ 819,412	$ 580,179	$ 378,264
Portfolio turnover rate E 	 149%	 107%	 55%	 51%	 135%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.14)% to (0.10)%. The reclassification had no impact on total net assets or total return of the class.

VIP Mid Cap Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004	2003 H	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 34.67	$ $ 29.88	$ $ 23.98	$ $ 17.39	$ $ 19.49
Income from Investment Operations
Net investment income (loss) C 	 .11	 .08 F	 (.06)	 (.05)	 .05
Net realized and unrealized gain (loss) 	 3.87	 5.22	 5.96	 6.69	 (1.99)
Total from investment operations 	 3.98	 5.30	 5.90	 6.64	 (1.94)
Distributions from net investment income 	 (.07)	 -	 -	 (.05)	 (.16)
Distributions from net realized gain 	 (4.33)	 (.51)	 -	 -	 -
Total distributions 	 (4.40)	 (.51)	 -	 (.05)	 (.16)
Net asset value, end of period 	$ 34.25	$ 34.67	$ 29.88	$ 23.98	$ 17.39
Total Return A, B 	 12.40%	 18.02%	 24.60%	 38.31%	 (10.02)%
Ratios to Average Net Assets D, G
Expenses before reductions 	 .93%	 .94%	 .96%	 .95%	 .95%
Expenses net of fee waivers, if any 	 .93%	 .94%	 .96%	 .95%	 .95%
Expenses net of all reductions 	 .91%	 .89%	 .93%	 .93%	 .88%
Net investment income (loss) 	 .33%	 .26% F	 (.22)%	 (.25)%	 .25%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 4,701,583	$ 3,542,952	$ 2,201,298	$ 1,177,574	$ 520,933
Portfolio turnover rate E 	 149%	 107%	 55%	 51%	 135%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .11%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.29)% to (0.25)%. The reclassification had no impact on total net assets or total return of the class.

Prospectus

VIP Money Market Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 1.00	$ $ 1.00	$ $ 1.00	$ $ 1.00	$ $ 1.00
Income from Investment Operations
Net investment income 	 .048	 .030	 .012	 .010	 .017
Distributions from net investment income 	 (.048)	 (.030)	 (.012)	 (.010)	 (.017)
Net asset value, end of period 	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A,B 	 4.87%	 3.03%	 1.21%	 1.00%	 1.69%
Ratios to Average Net AssetsC
Expenses before reductions 	 .33%	 .29%	 .29%	 .29%	 .29%
Expenses net of fee waivers, if any 	 .33%	 .29%	 .29%	 .29%	 .29%
Expenses net of all reductions 	 .33%	 .29%	 .29%	 .29%	 .29%
Net investment income 	 4.84%	 3.00%	 1.18%	 1.00%	 1.68%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,634,441	$ 1,347,642	$ 1,392,449	$ 1,817,440	$ 2,705,069

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Money Market Portfolio - Service Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 1.00	$ $ 1.00	$ $ 1.00	$ $ 1.00	$ $ 1.00
Income from Investment Operations
Net investment income 	 .047	 .029	 .011	 .009	 .016
Distributions from net investment income 	 (.047)	 (.029)	 (.011)	 (.009)	 (.016)
Net asset value, end of period 	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A,B 	 4.76%	 2.92%	 1.10%	 .90%	 1.61%
Ratios to Average Net Assets C
Expenses before reductions 	 .43%	 .40%	 .40%	 .38%	 .39%
Expenses net of fee waivers, if any 	 .43%	 .40%	 .40%	 .38%	 .39%
Expenses net of all reductions 	 .43%	 .40%	 .40%	 .38%	 .39%
Net investment income 	 4.73%	 2.88%	 1.08%	 .91%	 1.58%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 56,502	$ 20,987	$ 13,905	$ 19,606	$ 8,017

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Money Market Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 1.00	$ $ 1.00	$ $ 1.00	$ $ 1.00	$ $ 1.00
Income from Investment Operations
Net investment income 	 .045	 .027	 .009	 .007	 .014
Distributions from net investment income 	 (.045)	 (.027)	 (.009)	 (.007)	 (.014)
Net asset value, end of period 	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A,B 	 4.61%	 2.77%	 .95%	 .75%	 1.45%
Ratios to Average Net Assets C
Expenses before reductions 	 .58%	 .54%	 .55%	 .54%	 .54%
Expenses net of fee waivers, if any 	 .58%	 .54%	 .55%	 .54%	 .54%
Expenses net of all reductions 	 .58%	 .54%	 .55%	 .54%	 .54%
Net investment income 	 4.59%	 2.90%	 .93%	 .75%	 1.43%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 85,647	$ 51,301	$ 20,899	$ 3,068	$ 47,604

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Overseas Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 20.60	$ $ 17.51	$ $ 15.59	$ $ 10.98	$ $ 13.88
Income from Investment Operations
Net investment income (loss) C 	 .38	 .20	 .13	 .11	 .10
Net realized and unrealized gain (loss) 	 3.30	 3.10	 1.97	 4.60	 (2.90)
Total from investment operations 	 3.68	 3.30	 2.10	 4.71	 (2.80)
Distributions from net investment income 	 (.19)	 (.12)	 (.18)	 (.10)	 (.10)
Distributions from net realized gain 	 (.13)	 (.09)	 -	 -	 -
Total distributions 	 (.32)	 (.21)	 (.18)	 (.10)	 (.10)
Redemption fees added to paid in capital C,G 	 -	 -	 -	 -	 -
Net asset value, end of period 	$ 23.96	$ 20.60	$ 17.51	$ 15.59	$ 10.98
Total Return A,B 	 18.09%	 19.06%	 13.57%	 43.37%	 (20.28)%
Ratios to Average Net Assets D,F
Expenses before reductions 	 .88%	 .89%	 .91%	 .90%	 .90%
Expenses net of fee waivers, if any 	 .88%	 .89%	 .91%	 .90%	 .90%
Expenses net of all reductions 	 .81%	 .82%	 .87%	 .86%	 .86%
Net investment income (loss) 	 1.76%	 1.11%	 .80%	 .87%	 .79%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,624,901	$ 1,549,179	$ 1,491,485	$ 1,436,137	$ 1,031,489
Portfolio turnover rate E 	 123%	 92%	 84%	 99%	 77%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Prospectus

VIP Overseas Portfolio - Service Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 20.52	$ $ 17.44	$ $ 15.53	$ $ 10.94	$ $ 13.83
Income from Investment Operations
Net investment income (loss) C 	 .36	 .18	 .11	 .09	 .09
Net realized and unrealized gain (loss) 	 3.28	 3.09	 1.97	 4.59	 (2.89)
Total from investment operations 	 3.64	 3.27	 2.08	 4.68	 (2.80)
Distributions from net investment income 	 (.17)	 (.10)	 (.17)	 (.09)	 (.09)
Distributions from net realized gain 	 (.13)	 (.09)	 -	 -	 -
Total distributions 	 (.30)	 (.19)	 (.17)	 (.09)	 (.09)
Redemption fees added to paid in capital C,G 	 -	 -	 -	 -	 -
Net asset value, end of period 	$ 23.86	$ 20.52	$ 17.44	$ 15.53	$ 10.94
Total Return A,B 	 17.95%	 18.97%	 13.49%	 43.20%	 (20.34)%
Ratios to Average Net Assets D,F
Expenses before reductions 	 .98%	 .99%	 1.01%	 1.00%	 1.00%
Expenses net of fee waivers, if any 	 .98%	 .99%	 1.01%	 1.00%	 1.00%
Expenses net of all reductions 	 .91%	 .92%	 .97%	 .96%	 .96%
Net investment income (loss) 	 1.66%	 1.02%	 .69%	 .77%	 .69%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 362,060	$ 329,759	$ 322,649	$ 246,632	$ 177,322
Portfolio turnover rate E 	 123%	 92%	 84%	 99%	 77%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

VIP Overseas Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 20.43	$ $ 17.39	$ $ 15.50	$ $ 10.90	$ $ 13.81
Income from Investment Operations
Net investment income (loss) C 	 .33	 .14	 .08	 .08	 .07
Net realized and unrealized gain (loss) 	 3.27	 3.08	 1.97	 4.58	 (2.88)
Total from investment operations 	 3.60	 3.22	 2.05	 4.66	 (2.81)
Distributions from net investment income 	 (.15)	 (.09)	 (.16)	 (.06)	 (.10)
Distributions from net realized gain 	 (.13)	 (.09)	 -	 -	 -
Total distributions 	 (.28)	 (.18)	 (.16)	 (.06)	 (.10)
Redemption fees added to paid in capital C,G 	 -	 -	 -	 -	 -
Net asset value, end of period 	$ 23.75	$ 20.43	$ 17.39	$ 15.50	$ 10.90
Total Return A,B 	 17.83%	 18.72%	 13.31%	 43.04%	 (20.46)%
Ratios to Average Net Assets D,F
Expenses before reductions 	 1.13%	 1.14%	 1.16%	 1.16%	 1.16%
Expenses net of fee waivers, if any 	 1.13%	 1.14%	 1.16%	 1.16%	 1.16%
Expenses net of all reductions 	 1.06%	 1.07%	 1.12%	 1.12%	 1.12%
Net investment income (loss) 	 1.51%	 .79%	 .54%	 .61%	 .53%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 703,421	$ 502,801	$ 319,708	$ 140,822	$ 47,824
Portfolio turnover rate E 	 123%	 92%	 84%	 99%	 77%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Prospectus

Appendix - continued

VIP Real Estate Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002 I
Selected Per-Share Data
Net asset value, beginning of period 	$ 18.48	$ $ 17.46	$ $ 13.30	$ $ 10.15	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .38	 .38	 .45	 .48 H	 .08
Net realized and unrealized gain (loss) 	 6.23	 2.25	 4.08	 2.89	 .18
Total from investment operations 	 6.61	 2.63	 4.53	 3.37	 .26
Distributions from net investment income 	 (.33)	 (.41)	 (.31)	 (.15)	 (.11)
Distributions from net realized gain 	 (2.02)	 (1.20)	 (.06)	 (.07)	 -
Total distributions 	 (2.35)	 (1.61) K	 (.37)	 (.22)	 (.11)
Net asset value, end of period 	$ 22.74	$ 18.48	$ 17.46	$ 13.30	$ 10.15
Total Return B, C, D 	 36.71%	 15.12%	 34.14%	 33.21%	 2.61%
Ratios to Average Net Assets F, J
Expenses before reductions 	 .72%	 .74%	 .77%	 1.72%	 4.89% A
Expenses net of fee waivers, if any 	 .72%	 .74%	 .77%	 1.03%	 1.25% A
Expenses net of all reductions 	 .71%	 .71%	 .74%	 1.00%	 1.22% A
Net investment income (loss) 	 1.76%	 2.13%	 3.02%	 4.44%	 5.38% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 205,802	$ 145,065	$ 147,779	$ 45,320	$ 2,052
Portfolio turnover rate G 	 70%	 75%	 66%	 46%	 44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.11 per share.

I For the period November 6, 2002 (commencement of operations) to December 31, 2002.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distribution of $1.61 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gain of $1.195 per share.

VIP Real Estate Portfolio - Service Class

Years ended December 31,	2006	2005	2004	2003	2002 I
Selected Per-Share Data
Net asset value, beginning of period 	$ 18.44	$ $ 17.43	$ $ 13.28	$ $ 10.15	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .35	 .37	 .43	 .49 H	 .08
Net realized and unrealized gain (loss) 	 6.22	 2.23	 4.08	 2.86	 .18
Total from investment operations 	 6.57	 2.60	 4.51	 3.35	 .26
Distributions from net investment income 	 (.30)	 (.40)	 (.30)	 (.15)	 (.11)
Distributions from net realized gain 	 (2.02)	 (1.20)	 (.06)	 (.07)	 -
Total distributions 	 (2.32)	 (1.59) K	 (.36)	 (.22)	 (.11)
Net asset value, end of period 	$ 22.69	$ 18.44	$ 17.43	$ 13.28	$ 10.15
Total Return B, C, D 	 36.61%	 15.00%	 34.04%	 33.01%	 2.61%
Ratios to Average Net Assets F, J
Expenses before reductions 	 .82%	 .84%	 .86%	 1.80%	 4.99% A
Expenses net of fee waivers, if any 	 .82%	 .84%	 .86%	 1.24%	 1.35% A
Expenses net of all reductions 	 .81%	 .81%	 .84%	 1.22%	 1.31% A
Net investment income (loss) 	 1.66%	 2.03%	 2.92%	 4.23%	 5.28% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 4,311	$ 3,156	$ 2,744	$ 2,048	$ 1,539
Portfolio turnover rate G 	 70%	 75%	 66%	 46%	 44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.11 per share.

I For the period November 6, 2002 (commencement of operations) to December 31, 2002.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distribution of $1.59 per share is comprised of distributions from net investment income of $.397 and distributions from net realized gain of $1.195 per share.

Prospectus

VIP Real Estate Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004	2003	2002 I
Selected Per-Share Data
Net asset value, beginning of period 	$ 18.40	$ $ 17.39	$ $ 13.26	$ $ 10.15	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .32	 .34	 .41	 .47 H	 .08
Net realized and unrealized gain (loss) 	 6.19	 2.24	 4.06	 2.86	 .18
Total from investment operations 	 6.51	 2.58	 4.47	 3.33	 .26
Distributions from net investment income 	 (.27)	 (.37)	 (.28)	 (.15)	 (.11)
Distributions from net realized gain 	 (2.02)	 (1.20)	 (.06)	 (.07)	 -
Total distributions 	 (2.29)	 (1.57) K	 (.34)	 (.22)	 (.11)
Net asset value, end of period 	$ 22.62	$ 18.40	$ 17.39	$ 13.26	$ 10.15
Total Return B, C, D 	 36.35%	 14.88%	 33.79%	 32.81%	 2.61%
Ratios to Average Net Assets F, J
Expenses before reductions 	 .97%	 .99%	 1.01%	 1.95%	 5.14% A
Expenses net of fee waivers, if any 	 .97%	 .99%	 1.01%	 1.39%	 1.50% A
Expenses net of all reductions 	 .96%	 .96%	 .99%	 1.37%	 1.46% A
Net investment income (loss) 	 1.51%	 1.88%	 2.77%	 4.08%	 5.13% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 4,284	$ 3,141	$ 2,735	$ 2,044	$ 1,539
Portfolio turnover rate G 	 70%	 75%	 66%	 46%	 44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.11 per share.

I For the period November 6, 2002 (commencement of operations) to December 31, 2002.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distribution of $1.57 per share is comprised of distributions from net investment income of $.37 and distributions from net realized gain of $1.195 per share.

VIP Strategic Income Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.40	$ $ 10.61	$ $ 10.00	$ $ 10.00
Income from Investment Operations
Net investment income E 	 .579	 .552	 .510	 .003
Net realized and unrealized gain (loss) 	 .239	 (.226)	 .355	 (.003)
Total from investment operations 	 .818	 .326	 .865	 -
Distributions from net investment income 	 (.493)	 (.451)	 (.245)	 -
Distributions from net realized gain 	 (.025)	 (.085)	 (.010)	 -
Total distributions 	 (.518)	 (.536)	 (.255)	 -
Net asset value, end of period 	$ 10.70	$ 10.40	$ 10.61	$ 10.00
Total Return B, C, D 	 7.87%	 3.10%	 8.66%	 .00%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .74%	 .75%	 .85%	 10.00% A
Expenses net of fee waivers, if any 	 .74%	 .75%	 .85%	 1.00% A
Expenses net of all reductions 	 .74%	 .75%	 .84%	 1.00% A
Net investment income 	 5.40%	 5.19%	 5.02%	 1.36% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 123,870	$ 135,352	$ 94,154	$ 3,001
Portfolio turnover rate G 	 83%	 100%	 78%	 0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Strategic Income Portfolio - Service Class

Years ended December 31,	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.38	$ $ 10.59	$ $ 10.00	$ $ 10.00
Income from Investment Operations
Net investment income E 	 .567	 .541	 .485	 .003
Net realized and unrealized gain (loss) 	 .241	 (.225)	 .355	 (.003)
Total from investment operations 	 .808	 .316	 .840	 -
Distributions from net investment income 	 (.483)	 (.441)	 (.240)	 -
Distributions from net realized gain 	 (.025)	 (.085)	 (.010)	 -
Total distributions 	 (.508)	 (.526)	 (.250)	 -
Net asset value, end of period 	$ 10.68	$ 10.38	$ 10.59	$ 10.00
Total Return B, C, D 	 7.78%	 3.01%	 8.41%	 .00%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .84%	 .85%	 1.15%	 10.10% A
Expenses net of fee waivers, if any 	 .84%	 .85%	 1.10%	 1.10% A
Expenses net of all reductions 	 .84%	 .85%	 1.10%	 1.10% A
Net investment income 	 5.30%	 5.09%	 4.77%	 1.26% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 4,211	$ 3,907	$ 3,795	$ 3,501
Portfolio turnover rate G 	 83%	 100%	 78%	 0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Strategic Income Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.38	$ $ 10.59	$ $ 10.00	$ $ 10.00
Income from Investment Operations
Net investment income E 	 .551	 .524	 .469	 .003
Net realized and unrealized gain (loss) 	 .232	 (.224)	 .356	 (.003)
Total from investment operations 	 .783	 .300	 .825	 -
Distributions from net investment income 	 (.468)	 (.425)	 (.225)	 -
Distributions from net realized gain 	 (.025)	 (.085)	 (.010)	 -
Total distributions 	 (.493)	 (.510)	 (.235)	 -
Net asset value, end of period 	$ 10.67	$ 10.38	$ 10.59	$ 10.00
Total Return B, C, D 	 7.54%	 2.86%	 8.26%	 .00%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .99%	 1.00%	 1.30%	 10.25% A
Expenses net of fee waivers, if any 	 .99%	 1.00%	 1.25%	 1.25% A
Expenses net of all reductions 	 .99%	 1.00%	 1.25%	 1.25% A
Net investment income 	 5.15%	 4.94%	 4.62%	 1.11% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 4,192	$ 3,895	$ 3,789	$ 3,500
Portfolio turnover rate G 	 83%	 100%	 78%	 0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Value Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.63	$ $ 11.97	$ $ 10.86	$ $ 8.12	$ $ 9.64
Income from Investment Operations
Net investment income (loss) C 	 .16	 .15	 .14 F	 .05	 .03
Net realized and unrealized gain (loss) 	 1.70	 .58	 1.08	 2.72	 (1.54)
Total from investment operations 	 1.86	 .73	 1.22	 2.77	 (1.51)
Distributions from net investment income 	 (.13)	 (.07)	 (.11)	 (.03)	 (.01)
Distributions from net realized gain 	 (.08)	 -	 -	 -	 -
Total distributions 	 (.21)	 (.07)	 (.11)	 (.03)	 (.01)
Net asset value, end of period 	$ 14.28	$ 12.63	$ 11.97	$ 10.86	$ 8.12
Total Return A,B 	 14.75%	 6.09%	 11.24%	 34.16%	 (15.66)%
Ratios to Average Net Assets D,G
Expenses before reductions 	 .88%	 1.19%	 2.65%	 4.32%	 3.60%
Expenses net of fee waivers, if any 	 .85%	 .85%	 1.00%	 1.28%	 1.50%
Expenses net of all reductions 	 .84%	 .78%	 .95%	 1.22%	 1.45%
Net investment income (loss) 	 1.16%	 1.21%	 1.26%	 .57%	 .31%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 35,416	$ 18,478	$ 583	$ 413	$ 261
Portfolio turnover rate E 	 263%	 181%	 155%	 164%	 192%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Value Portfolio - Service Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.60	$ $ 11.93	$ $ 10.84	$ $ 8.12	$ $ 9.64
Income from Investment Operations
Net investment income (loss) C 	 .14	 .13	 .13 F	 .05	 .02
Net realized and unrealized gain (loss) 	 1.69	 .60	 1.07	 2.70	 (1.53)
Total from investment operations 	 1.83	 .73	 1.20	 2.75	 (1.51)
Distributions from net investment income 	 (.11)	 (.06)	 (.11)	 (.03)	 (.01)
Distributions from net realized gain 	 (.08)	 -	 -	 -	 -
Total distributions 	 (.19)	 (.06)	 (.11)	 (.03)	 (.01)
Net asset value, end of period 	$ 14.24	$ 12.60	$ 11.93	$ 10.84	$ 8.12
Total Return A,B 	 14.56%	 6.08%	 11.07%	 33.91%	 (15.66)%
Ratios to Average Net Assets D,G
Expenses before reductions 	 .96%	 1.60%	 2.75%	 4.35%	 3.64%
Expenses net of fee waivers, if any 	 .95%	 .97%	 1.10%	 1.35%	 1.60%
Expenses net of all reductions 	 .94%	 .90%	 1.04%	 1.29%	 1.55%
Net investment income (loss) 	 1.06%	 1.09%	 1.17%	 .50%	 .21%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,017	$ 1,232	$ 1,225	$ 972	$ 803
Portfolio turnover rate E 	 263%	 181%	 155%	 164%	 192%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Value Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.53	$ $ 11.87	$ $ 10.80	$ $ 8.10	$ $ 9.64
Income from Investment Operations
Net investment income (loss) C 	 .12	 .11	 .11 F	 .03	 .01
Net realized and unrealized gain (loss) 	 1.67	 .59	 1.07	 2.70	 (1.54)
Total from investment operations 	 1.79	 .70	 1.18	 2.73	 (1.53)
Distributions from net investment income 	 (.10)	 (.04)	 (.11)	 (.03)	 (.01)
Distributions from net realized gain 	 (.08)	 -	 -	 -	 -
Total distributions 	 (.18)	 (.04)	 (.11)	 (.03)	 (.01)
Net asset value, end of period 	$ 14.14	$ 12.53	$ 11.87	$ 10.80	$ 8.10
Total Return A,B 	 14.32%	 5.92%	 10.93%	 33.75%	 (15.87)%
Ratios to Average Net Assets D,G
Expenses before reductions 	 1.15%	 1.76%	 2.93%	 4.50%	 3.78%
Expenses net of fee waivers, if any 	 1.10%	 1.11%	 1.25%	 1.51%	 1.75%
Expenses net of all reductions 	 1.09%	 1.05%	 1.20%	 1.45%	 1.70%
Net investment income (loss) 	 .91%	 .94%	 1.01%	 .34%	 .06%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 7,803	$ 5,262	$ 3,575	$ 2,865	$ 1,698
Portfolio turnover rate E 	 263%	 181%	 155%	 164%	 192%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Value Leaders Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.30	$ $ 12.28	$ $ 11.20	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .15	 .13	 .10 H	 .04
Net realized and unrealized gain (loss) 	 1.86	 1.11	 1.59	 1.21
Total from investment operations 	 2.01	 1.24	 1.69	 1.25
Distributions from net investment income 	 (.13)	 (.07)	 (.08)	 (.04)
Distributions from net realized gain 	 (.37)	 (.16)	 (.53)	 (.01)
Total distributions 	 (.49) L	 (.22) K	 (.61)	 (.05)
Net asset value, end of period 	$ 14.82	$ 13.30	$ 12.28	$ 11.20
Total Return B, C, D 	 15.18%	 10.18%	 15.15%	 12.51%
Ratios to Average Net Assets F, J
Expenses before reductions 	 .84%	 .98%	 2.07%	 3.63% A
Expenses net of fee waivers, if any 	 .84%	 .85%	 1.00%	 1.06% A
Expenses net of all reductions 	 .83%	 .81%	 .96%	 1.04% A
Net investment income (loss) 	 1.09%	 1.00%	 .88%	 .78% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 42,725	$ 37,465	$ 1,944	$ 1,687
Portfolio turnover rate G 	 94%	 75%	 121%	 119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I For the period June 17, 2003 (commencement of operations) to December 31, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.22 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.155 per share.

L Total distributions of $.49 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.365 per share.

Prospectus

VIP Value Leaders Portfolio - Service Class

Years ended December 31,	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.28	$ $ 12.26	$ $ 11.19	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .14	 .10	 .09 H	 .04
Net realized and unrealized gain (loss) 	 1.86	 1.13	 1.59	 1.20
Total from investment operations 	 2.00	 1.23	 1.68	 1.24
Distributions from net investment income 	 (.12)	 (.05)	 (.08)	 (.04)
Distributions from net realized gain 	 (.37)	 (.16)	 (.53)	 (.01)
Total distributions 	 (.48) L	 (.21) K	 (.61)	 (.05)
Net asset value, end of period 	$ 14.80	$ 13.28	$ 12.26	$ 11.19
Total Return B, C, D 	 15.11%	 10.10%	 15.08%	 12.41%
Ratios to Average Net Assets F, J
Expenses before reductions 	 .93%	 1.42%	 2.17%	 3.73% A
Expenses net of fee waivers, if any 	 .93%	 .97%	 1.10%	 1.16% A
Expenses net of all reductions 	 .93%	 .93%	 1.06%	 1.14% A
Net investment income (loss) 	 1.00%	 .78%	 .78%	 .68% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,458	$ 2,137	$ 1,941	$ 1,687
Portfolio turnover rate G 	 94%	 75%	 121%	 119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I For the period June 17, 2003 (commencement of operations) to December 31, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.21 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.155 per share.

L Total distributions of $.48 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.365 per share.

VIP Value Leaders Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.25	$ $ 12.23	$ $ 11.18	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .12	 .08	 .07 H	 .03
Net realized and unrealized gain (loss) 	 1.84	 1.13	 1.59	 1.20
Total from investment operations 	 1.96	 1.21	 1.66	 1.23
Distributions from net investment income 	 (.10)	 (.04)	 (.08)	 (.04)
Distributions from net realized gain 	 (.37)	 (.16)	 (.53)	 (.01)
Total distributions 	 (.46) L	 (.19) K	 (.61)	 (.05)
Net asset value, end of period 	$ 14.75	$ 13.25	$ 12.23	$ 11.18
Total Return B, C, D 	 14.86%	 9.98%	 14.91%	 12.31%
Ratios to Average Net Assets F, J
Expenses before reductions 	 1.14%	 1.60%	 2.32%	 3.88% A
Expenses net of fee waivers, if any 	 1.10%	 1.12%	 1.25%	 1.32% A
Expenses net of all reductions 	 1.09%	 1.08%	 1.21%	 1.29% A
Net investment income (loss) 	 .83%	 .63%	 .63%	 .52% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 4,467	$ 2,957	$ 2,581	$ 2,247
Portfolio turnover rate G 	 94%	 75%	 121%	 119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I For the period June 17, 2003 (commencement of operations) to December 31, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.19 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.155 per share.

L Total distributions of $.46 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.365 per share.

Prospectus

Appendix - continued

VIP Value Strategies Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.01	$ $ 14.13	$ $ 12.41	$ $ 7.91	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .09	 .07	 .01	 - J	 .01
Net realized and unrealized gain (loss) 	 1.89	 .28	 1.74	 4.58	 (2.10)
Total from investment operations 	 1.98	 .35	 1.75	 4.58	 (2.09)
Distributions from net investment income 	 (.08)	 -	 -	 -	 -
Distributions from net realized gain 	 (2.44)	 (.47)	 (.03)	 (.08)	 -
Total distributions 	 (2.52)	 (.47)	 (.03)	 (.08)	 -
Net asset value, end of period 	$ 13.47	$ 14.01	$ 14.13	$ 12.41	$ 7.91
Total Return B, C, D 	 16.33%	 2.66%	 14.13%	 57.91%	 (20.90)%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .73%	 .72%	 .71%	 .76%	 1.43% A
Expenses net of fee waivers, if any 	 .73%	 .72%	 .71%	 .76%	 1.00% A
Expenses net of all reductions 	 .72%	 .66%	 .70%	 .73%	 .95% A
Net investment income (loss) 	 .69%	 .54%	 .10%	 .02%	 .13% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 130,035	$ 144,685	$ 229,764	$ 161,705	$ 1,191
Portfolio turnover rate G 	 183%	 109%	 41%	 47%	 65% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 20, 2002 (commencement of operations) to December 31, 2002.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

VIP Value Strategies Portfolio - Service Class

Years ended December 31,	2006	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.97	$ $ 14.09	$ $ 12.39	$ $ 7.90	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .07	 .06	 - J	 (.01)	 - J
Net realized and unrealized gain (loss) 	 1.89	 .27	 1.73	 4.58	 (2.10)
Total from investment operations 	 1.96	 .33	 1.73	 4.57	 (2.10)
Distributions from net investment income 	 (.07)	 -	 -	 -	 -
Distributions from net realized gain 	 (2.44)	 (.45)	 (.03)	 (.08)	 -
Total distributions 	 (2.51)	 (.45)	 (.03)	 (.08)	 -
Net asset value, end of period 	$ 13.42	$ 13.97	$ 14.09	$ 12.39	$ 7.90
Total Return B, C, D 	 16.20%	 2.55%	 13.99%	 57.79%	 (21.00)%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .83%	 .82%	 .81%	 .84%	 1.52% A
Expenses net of fee waivers, if any 	 .83%	 .82%	 .81%	 .84%	 1.10% A
Expenses net of all reductions 	 .82%	 .76%	 .80%	 .81%	 1.05% A
Net investment income (loss) 	 .59%	 .44%	 -%	 (.06)%	 .03% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 66,109	$ 74,698	$ 98,542	$ 83,146	$ 9,774
Portfolio turnover rate G 	 183%	 109%	 41%	 47%	 65% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 20, 2002 (commencement of operations) to December 31, 2002.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Prospectus

VIP Value Strategies Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.02	$ $ 14.14	$ $ 12.45	$ $ 7.95	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .05	 .04	 (.02)	 (.02)	 (.01)
Net realized and unrealized gain (loss) 	 1.91	 .28	 1.74	 4.58	 (2.04)
Total from investment operations 	 1.96	 .32	 1.72	 4.56	 (2.05)
Distributions from net investment income 	 (.05)	 -	 -	 -	 -
Distributions from net realized gain 	 (2.44)	 (.44)	 (.03)	 (.06)	 -
Total distributions 	 (2.49)	 (.44)	 (.03)	 (.06)	 -
Net asset value, end of period 	$ 13.49	$ 14.02	$ 14.14	$ 12.45	$ 7.95
Total Return B, C, D 	 16.09%	 2.43%	 13.84%	 57.36%	 (20.50)%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .98%	 .97%	 .97%	 .99%	 1.68% A
Expenses net of fee waivers, if any 	 .98%	 .97%	 .97%	 .99%	 1.25% A
Expenses net of all reductions 	 .97%	 .91%	 .95%	 .96%	 1.21% A
Net investment income (loss) 	 .43%	 .29%	 (.15)%	 (.21)%	 (.12)% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 215,401	$ 191,845	$ 206,828	$ 166,160	$ 43,505
Portfolio turnover rate G 	 183%	 109%	 41%	 47%	 65% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 20, 2002 (commencement of operations) to December 31, 2002.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

Additional Performance Information

Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. The LipperSM  Variable Annuity Equity Income Classification Funds Average and Lipper Variable Annuity S&P 500 Index Classification Funds Average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The following information compares the performance of each class of VIP Equity-Income and VIP Index 500 to an additional Lipper comparison category.

Average Annual Returns

For the periods ended December 31, 2006	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Equity-Income
Initial Class	 20.19%	 8.96%	 9.18%
Service Class	 20.08%	 8.86%	 7.43%A
Service Class 2	 19.93%	 8.69%	 6.82%B
Lipper Variable Annuity Equity Income Classification Funds Average	 18.19%	 8.93%	 9.39%
VIP Index 500
Initial Class	 15.73%	 6.02%	 8.17%
Service Class	 15.61%	 5.92%	 0.75%C
Service Class 2	 15.44%	 5.76%	 1.06%B
Lipper Variable Annuity S&P 500 Index Classification Funds Average	 15.35%	 5.78%	 8.09%

A From November 3, 1997.

B From January 12, 2000.

C From July 7, 2000.

Prospectus

Additional Information About the Standard & Poor's 500 Index

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

The product is not sponsored, endorsed, sold, or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the licensee or the product. S&P has no obligation to take the needs of the licensee or the owners of the product into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the product to be issued or in the determination or calculation of the equation by which the product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the product.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's (other than VIP Money Market's) annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Numbers, 811-03329, 811-05511, 811-07205, and 811-03759

Fidelity, Asset Manager: Growth, Contrafund, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

Asset Manager is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.812343.102 VIPIS2-pro-0407

Fidelity® Variable Insurance Products

Aggressive Growth Portfolio, Asset ManagerSM Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Stock Portfolio, High Income Portfolio, Index 500 Portfolio, International Capital Appreciation, Investment Grade Bond Portfolio, Mid Cap Portfolio, Money Market Portfolio, Overseas Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual reports are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of a prospectus or SAI, dated April 30, 2007, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Special Considerations Regarding Canada	<Click Here>
Special Considerations Regarding Europe	<Click Here>
Special Considerations Regarding Japan	<Click Here>
Special Considerations Regarding Asia Pacific Region (ex Japan)	<Click Here>
Special Considerations Regarding Latin America	<Click Here>
Special Considerations Regarding Emerging Markets	<Click Here>
Special Considerations Regarding Russia	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying and Selling Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trusts	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

For more information on any Fidelity fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before investing or sending money.

VIPIS2-ptb-0407
1.478007.110

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund (other than VIP Money Market, VIP Real Estate, and VIP Strategic Income):

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For purposes of each fund's (other than VIP Money Market's, VIP Real Estate's, and VIP Strategic Income's) diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

For VIP Money Market:

The fund may not purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time.

For purposes of the fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Senior Securities

For each fund (other than VIP Mid Cap):

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

For VIP Mid Cap:

The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

Borrowing

For each fund (other than VIP Money Market):

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

For VIP Money Market:

The fund may not borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund (other than VIP Balanced, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, VIP Real Estate, and VIP Money Market):

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of each of VIP Asset Manager's, VIP Asset Manager: Growth's, VIP Aggressive Growth's, VIP Contrafund's, VIP Disciplined Small Cap's, VIP Equity-Income's, VIP Growth's, VIP Growth Stock's, VIP High Income's, VIP Index 500's, VIP International Capital Appreciation's, VIP Investment Grade Bond's, VIP Overseas', VIP Strategic Income's, VIP Value's, VIP Value Leaders', and VIP Value Strategies' concentration limitation discussed above, with respect to any investment in Fidelity® Money Market Central Fund and/or any non-money market central fund, Fidelity Management & Research Company (FMR) looks through to the holdings of the central fund.

For purposes of each of VIP Asset Manager's, VIP Asset Manager: Growth's, VIP Aggressive Growth's, VIP Contrafund's, VIP Disciplined Small Cap's, VIP Equity-Income's, VIP Growth's, VIP Growth Stock's, VIP High Income's, VIP Index 500's, VIP International Capital Appreciation's, VIP Investment Grade Bond's, VIP Overseas', VIP Strategic Income's, VIP Value's, VIP Value Leaders', and VIP Value Strategies' concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

For VIP Balanced, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, and VIP Mid Cap:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of each of VIP Balanced's, VIP Dynamic Capital Appreciation's, VIP Growth & Income's, VIP Growth Opportunities', and VIP Mid Cap's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

For VIP Real Estate:

The fund may not purchase any security if, as a result, more than 25% of its total assets would be invested in the securities of companies having their principal business activities in the same industry, except that the fund will invest more than 25% of its total assets in the real estate industry (this limitation does not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities).

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

For VIP Money Market:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry.

For purposes of the fund's concentration limitation discussed above, FMR deems the financial services industry to include the group of industries within the financial services sector.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund (other than VIP Money Market):

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

For VIP Money Market:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

Investing for Control or Management

For VIP Money Market:

The fund may not invest in companies for the purpose of exercising control or management.

Pooled Funds

For VIP Balanced and VIP Growth Opportunities:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For VIP Mid Cap:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

For VIP Real Estate and VIP Strategic Income:

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For purposes of each of VIP Real Estate's and VIP Strategic Income's diversification limitation discussed above, Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

For purposes of each of VIP Real Estate's and VIP Strategic Income's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

For VIP Money Market:

The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.

For purposes of the fund's diversification limitation discussed above, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

For purposes of the fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund (other than VIP Money Market):

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

For VIP Money Market:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

Illiquid Securities

For each fund (other than VIP High Income, VIP International Capital Appreciation, VIP Overseas, and VIP Strategic Income):

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For VIP High Income, VIP International Capital Appreciation, VIP Overseas, and VIP Strategic Income:

The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Commodities

For VIP Money Market:

The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

Loans

For each fund (other than VIP Money Market):

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

For VIP Money Market:

The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

Oil, Gas, and Mineral Exploration Programs

For each fund (other than VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Real Estate, VIP Value, and VIP Value Strategies):

The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

Foreign Securities

For VIP Asset Manager, VIP Equity-Income, VIP Growth, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Strategic Income, and VIP Value Leaders:

FMR limits the amount of the fund's assets that may be invested in foreign securities to 50%.

Pooled Funds

For VIP Balanced and VIP Growth Opportunities:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For VIP Mid Cap:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

In addition to each fund's fundamental and non-fundamental limitations discussed above:

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements a fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For a fund's limitations on futures, options, and swap transactions, as applicable, see the section entitled "Limitations on Futures, Options, and Swap Transactions" on page <Click Here>.

Each fund intends to comply with the requirements of Section 12(d)(1)(G)(i)(IV) of the 1940 Act.

For purposes of investing at least 25% of VIP Balanced's total assets in fixed-income senior securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions and treats investment-grade debt securities, lower-quality debt securities, and preferred stock as "fixed-income senior securities."

For purposes of normally investing at least 80% of VIP Mid Cap's assets in securities of companies with medium market capitalizations, FMR intends to measure the capitalization range of the Russell Midcap® Index and the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400) no less frequently than once a month.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR or Geode Capital Management, LLC (Geode) (for VIP Disciplined Small Cap and VIP Index 500) may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR or Geode may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset Allocation (VIP Asset Manager and VIP Asset Manager: Growth only). The stock class includes domestic and foreign equity securities of all types (other than adjustable rate preferred stocks, which are included in the bond class). Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depositary receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

The bond class includes all varieties of domestic and foreign fixed-income securities maturing in more than one year. Securities in this asset class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. These securities may be denominated in U.S. dollars or foreign currency.

The short-term/money market class includes all types of domestic and foreign short-term and money market instruments. Short-term and money market instruments may include commercial paper, notes, and other corporate debt securities, government securities issued by U.S. or foreign governments or their agencies or instrumentalities, bank deposits and other financial institution obligations, repurchase agreements involving any type of security, and other similar short-term instruments. These instruments may be denominated in U.S. dollars or foreign currency.

FMR may use its judgment to place a security in the most appropriate asset class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. A fund may also make other investments that do not fall within these asset classes. In making asset allocation decisions, FMR will evaluate projections of risk, market conditions, economic conditions, volatility, yields, and returns. FMR's management will use database systems to help analyze past situations and trends, research specialists in each of the asset classes to help in securities selection, portfolio management professionals to determine asset allocation and to select individual securities, and its own credit analysis as well as credit analyses provided by rating services.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Companies "Principally Engaged" in the Real Estate Industry. For purposes of VIP Real Estate's investment objective and policy of investing at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments, FMR considers a company to be principally engaged in the real estate industry if at least 50% of its assets (marked to market), gross income, or net profits are attributable to ownership, construction, management, or sale of residential, commercial, or industrial real estate.

Countries and Markets Not Considered to Be Emerging. For purposes of VIP Strategic Income, as of December 31, 2006, the following countries and markets are not considered to be emerging: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Country or Geographic Region. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Domestic and Foreign Investments (VIP Money Market only) include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, a fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR or Geode will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR or Geode.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's or Geode's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR or Geode anticipates. For example, if a currency's value rose at a time when FMR or Geode had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR or Geode hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR or Geode increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's or Geode's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR or Geode determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR or Geode will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures, Options, and Swap Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, some are based on indices of securities prices, such as the Standard & Poor's 500 IndexSM  (S&P 500®), and some are based on Eurodollars. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

Futures may be based on foreign indexes such as the Compagnie des Agents de Change 40 Index (CAC 40) in France, the Deutscher Aktienindex (DAX 30) in Germany, the Financial Times Stock Exchange Eurotop 100 Index (FTSE Eurotop 100) in Europe, the IBEX 35 Index (IBEX 35) in Spain, the Financial Times Stock Exchange 100 Index (FTSE 100) in the United Kingdom, the Australian Stock Exchange All Ordinaries Index (ASX All Ordinaries) in Australia, the Hang Seng Index in Hong Kong, and the Nikkei Stock Average (Nikkei 225), the Nikkei Stock Index 300 (Nikkei 300), and the Tokyo Stock Exchange Stock Price Index (TOPIX) in Japan.

Positions in Eurodollar futures reflect market expectations of forward levels of three-month London Interbank Offered Rate (LIBOR) rates.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

Limitations on Futures, Options, and Swap Transactions. Each trust, on behalf of each growth/growth & income/asset allocation/income fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each equity/bond/growth/growth & income/asset allocation/income fund is not subject to registration or regulation as a CPO.

VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of the fund's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

VIP Strategic Income and VIP Investment Grade Bond will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of the fund's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

VIP Aggressive Growth, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP International Capital Appreciation, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

VIP High Income will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Geode also intends to follow certain other limitations on VIP Disciplined Small Cap's and VIP Index 500's futures and option activities. The fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, the fund will not enter into any futures contract, option, or swap agreement if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund's other futures, options, or swaps positions, would exceed 35% of the fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

The above limitations on the funds' (other than the money market fund's) investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere in this SAI are not fundamental policies and may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Swap Agreements (except VIP Index 500) can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), total return swaps (where the parties exchange a floating rate for the total return of a security or index), and credit default swaps (where one party pays a fixed rate and the other agrees to buy a specific issuer's debt at par upon the occurrence of certain agreed events, including for example, if the issuer is bankrupt, defaults on any of its debt obligations or makes arrangements with a creditor to modify a debt obligation).

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In the case of a physically settled credit default swap written by the fund, the fund must be prepared to pay par for and take possession of eligible debt of a defaulted issuer. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. In the case of a credit default swap written by the fund, the fund will experience a loss if a credit event occurs and the credit of the underlying referenced entity (the debt issuer as to which credit protection has been written) has deteriorated. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the underlying referenced entity has declined.

Swap Agreements (VIP Index 500 only). Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay the fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, or of a stock, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to hedge its exposure effectively, VIP Index 500 would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in value of the specific index, security or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund and impairing the fund's correlation with the S&P 500 Index. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of each fund's (except VIP Disciplined Small Cap and VIP Index 500) investments and, through reports from FMR, the Board monitors investments in illiquid securities. Under the supervision of the Board of Trustees and FMR, Geode manages VIP Disciplined Small Cap and VIP Index 500 to comply with certain restrictions on illiquid investments and, through reports from FMR and/or Geode, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, various factors may be considered, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

In addition, for VIP Index 500, indexed securities include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of the S&P 500, or comparable stock indices. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the S&P 500 Index as accurately as direct investments in the S&P 500 Index.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's® Investors Service, Standard & Poor'sSM  (S&P®), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases costs and may increase taxable gains.

Municipal Securities are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities and common stock.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Real estate investment trusts issue debt securities to fund the purchase and/or development of commercial properties. The value of these debt securities may be affected by changes in the value of the underlying property owned by the trusts, the creditworthiness of the trusts, interest rates, and tax and regulatory requirements. Real estate investment trusts are dependent upon management skill and the cash flow generated by the properties owned by the trusts. Real estate investment trusts are at the risk of the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, for VIP Disciplined Small Cap and VIP Index 500, by Geode or, under certain circumstances, by FMR or an FMR affiliate.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, for VIP Disciplined Small Cap and VIP Index 500, by Geode or, under certain circumstances, by FMR or an FMR affiliate. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp. VIP Disciplined Small Cap and VIP Index 500 will not lend securities to Geode or its affiliates.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR or Geode to be in good standing and when, in FMR's or Geode's judgment, as appropriate, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share (NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

VIP Index 500 may invest in investment companies that seek to track the performance of index other than the indexes that the fund seeks to track.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the NAV of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, FMR and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Temporary Defensive Policies.

Each of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Index 500, VIP International Capital Appreciation, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

VIP Investment Grade Bond reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.

VIP High Income reserves the right to invest without limitation in investment-grade securities for temporary, defensive purposes.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

SPECIAL CONSIDERATIONS REGARDING CANADA

Political. Canada's parliamentary system of government is, in general, stable. One of the provinces, Quebec, which has a predominantly French-speaking population, does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. To date, referendums on Quebec sovereignty have been defeated, but the issue remains unresolved. In case a referendum about the independence of Quebec were successful, then the Canadian federal government may be obliged to negotiate with Quebec.

Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada's largest trading partner and developments in economic policy do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement may make the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas, particularly China, may change the composition of Canada's trade and foreign investment composition in the near future.

SPECIAL CONSIDERATIONS REGARDING EUROPE

The European Union (EU) is an intergovernmental and supranational union of most Western European countries and a growing number of Eastern European countries, each known as a member state. One of the key activities of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established, among other things, the European Economic and Monetary Union (EMU) which sets out different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation, including the adoption of a single currency, the euro. Many member states have adopted, and other member states are generally expected to eventually adopt, the euro as their single currency. When a member state adopts the euro as its currency, the member state no longer controls its own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank. However, certain countries do not qualify for the euro and thus risk being left behind.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members or requires candidates for EMU membership to comply with. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. The countries adopting the euro must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment in some European countries has historically been higher than in the United States and could pose political risk. One or more member states might exit the EU, placing its currency and banking system in jeopardy. Major issues currently facing the EU cover its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the new constitutional treaty, the EU's enlargement to the south and east, and resolving the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. The EU has been extending its influence to the east. It has accepted several Eastern European countries as new members, and has plans to accept several more in the medium-term. It is hoped that membership for these states will help cement economic and political stability. For these countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, new member states which were former Soviet satellites remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the old Soviet Union. Further expansion of the EU has long-term economic benefits, but certain European countries are not viewed as currently suitable for membership, especially the troubled economies of countries further east. Also, as the EU continues to enlarge, the candidate countries' accessions may grow more controversial. Some member states may repudiate certain candidate countries joining the EU upon concerns about the possible economic, immigration, and cultural implications that may result from such enlargement. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. For example, a large segment of the population in the United Kingdom may be indifferent or opposed to the EU, while other countries are generally more in favor of European integration.

It is possible that the gap between rich and poor within the EU's member countries, and particularly among new members that have not met the requirements for joining the EMU may increase, and that realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made which may affect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

Economic. The EU economy is expected to grow further over the next decade as more countries join the EU - especially considering that the new member states are usually poorer than the EU average, and hence the expected fast GDP growth will help achieve the dynamic of the united Europe. The EU's economic growth has been below that of the United States most years since 1990, and the economic performance of several of its key members, including Germany and Italy, is a matter of serious concern to policy makers.

As economic conditions across member states vary from robust to dismal, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. According to the Maastricht treaty, member countries must maintain tight control over inflation, public debt, and budget deficit in order to qualify for participation in the euro. These requirements severely limit EMU member countries' ability to implement monetary policy to address regional economic conditions.

Currency. Investing in euro-denominated securities entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. Many European countries rely heavily upon export-dependent businesses and any strength in the exchange rate between the euro and the U.S. dollar can have either a positive or a negative effect upon corporate profits.

Nordic Countries. Faced with stronger global competition, the Nordic countries - Denmark, Finland, Norway, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource-dependent and face pressure as a result of high labor costs. Pension reform, union regulation, and further cuts in liberal social programs will likely need to be addressed as the Nordic countries face increased international competition.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries.

Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency.

SPECIAL CONSIDERATIONS REGARDING JAPAN

Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation have helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

Economic. For three decades from the 1960s through the 1980s, Japan's overall real economic growth had been spectacular. However, growth slowed markedly in the 1990s and Japan's economy fell into a long recession. At present, the Japanese economy could be recovering from this long recession, although uncertainties about its recovery remain. Japan's huge government debt, the aging of the population, an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses are some of the major long-term problems.

Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Japan's economic growth is significantly driven by its exports. Domestic or foreign trade sanctions or other protectionist measures could adversely impact Japan's economy. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena and the resulting damage continue to exist.

A pressing need to sustain Japan's economic recovery and improve its economic growth is the task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, may have to reform themselves to become more competitive. Successful financial sector reform would contribute to Japan's economic recovery at home and would benefit other economies in Asia. Internal conflict over the proper way to reform the banking system exists.

SPECIAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (EX JAPAN)

Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the European Union.

Korea. Investors should be aware that investing in Korea involves risks not typically associated with investing in the U.S. securities markets. Relations between North Korea and South Korea remain tense and the possibility of military action between two countries still exists. Corporate and financial sector restructuring initiated by the Korean government, in conjunction with the IMF, after the 1997-1998 Asian financial crisis can be expected to continue but its full impact cannot be predicted yet. Korean economy's reliance on international trade and other Asian economies makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation.

China Region. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion. Although many Taiwanese companies heavily invest in China, a state of hostility continues to exist between China and Taiwan, which Beijing has long deemed a part of China and has made a nationalist cause of recovering it. Taiwan's political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China.

Southeast Asia. In addition to the risks inherent in investing in the emerging markets, the risks of investing in Southeast Asia merit special consideration. Indonesia has restored financial stability and pursued sober fiscal policies since the 1997-1998 Asian financial crisis, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions. In addition, Indonesia continues to be at risk of ethnic, sectarian, and separatist violence. Keys to future growth remain internal reform, peaceful resolution of internal conflicts, building up the confidence of international and domestic investors, and strong global economic growth. In late December 2004, a major tsunami took nearly 127,000 lives, left more than 93,000 people missing and nearly 441,000 people displaced, and destroyed $4.5 to $5.0 billion worth of property. The negative effects of the tsunami are still felt today, and similar natural disasters could happen again.

SPECIAL CONSIDERATIONS REGARDING LATIN AMERICA

As an emerging market, Latin America historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, in some Latin American countries, a move to sustainable democracy and a more mature and accountable political environment is under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. Investors in the region continue to face a number of potential risks.

A number of Latin American countries are among the largest debtors of developing countries and have a long history of foreign debt and default. The majority of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Historically, government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets.

SPECIAL CONSIDERATIONS REGARDING EMERGING MARKETS

Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize "sovereign" assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Many emerging market countries in which a fund invests lack the social, political, and economic stability characteristic of the United States. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Many emerging market countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

In the past, governments of many emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for these governments to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the governments not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, the governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted. These events have adversely affected the values of securities issued by the governments and corporations domiciled in these emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

SPECIAL CONSIDERATIONS REGARDING RUSSIA

Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign and private investors.

Economic. Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers' ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other government actions, foreign investors could face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR or Geode pursuant to authority contained in the management contract and sub-advisory agreement. FMR or Geode may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and in accordance with the policies described in this section.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security.

The Trustees of each fund periodically review FMR's or Geode's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Brokers

In selecting brokers or dealers (including affiliates of FMR) to execute each fund's portfolio transactions, FMR or Geode considers factors deemed relevant in the context of a particular trade and in regard to FMR's or Geode's overall responsibilities with respect to each fund and other investment accounts, including any instructions from each fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using ECNs, electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMR; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best execution, FMR or Geode may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. FMR or Geode also may select a broker that charges more than the lowest available commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMR) that execute transactions for each fund may receive higher compensation from each fund than other brokers might have charged each fund, in recognition of the value of the brokerage or research products and services they provide to FMR or its affiliates or Geode.

Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; and investment recommendations. FMR or Geode may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement FMR's or Geode's own research activities in providing investment advice to the funds.

Execution Services. In addition, products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including but not limited to communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in personal meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMR and its affiliates or Geode may use commission dollars to obtain certain products or services that are not used exclusively in FMR's or its affiliates' or Geode's investment decision-making process (mixed-use products or services). In those circumstances, FMR or its affiliates or Geode will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMR or Geode. FMR's or Geode's expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services FMR or Geode receives from brokers are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

FMR's or Geode's Decision-Making Process. Before causing a fund to pay a particular level of compensation, FMR or Geode will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to FMR or Geode, viewed in terms of the particular transaction for a fund or FMR's or Geode's overall responsibilities to a fund or other investment companies and investment accounts. While FMR or Geode may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither FMR or Geode nor the funds incur an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist FMR and its affiliates or Geode in terms of its overall investment responsibilities to a fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMR or its affiliates or Geode.

Hard Dollar Research Contracts. FMR has arrangements with certain third-party research providers and brokers through whom FMR effects fund trades, whereby FMR may pay with hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. Even with such hard dollar payments, FMR may cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMR, or that may be available from another broker. FMR views its hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and to pay fund expenses, as described below, will decrease. FMR's determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FMR's part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMR may allocate brokerage transactions to brokers (who are not affiliates of FMR) who have entered into arrangements with FMR under which the broker, using predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses, which may be paid to FMR or its affiliates. Not all brokers with whom a fund trades have agreed to participate in brokerage commission recapture. FMR expects that brokers from whom FMR purchases research products and services with hard dollars are unlikely to participate in commission recapture.

Affiliated Transactions

FMR or Geode may place trades with certain brokers, including National Financial Services LLC (NFS), with whom FMR is under common control, provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made by FMR or Geode, as appropriate, and are independent from those of other funds or investment accounts (including proprietary accounts) managed by FMR or Geode or their affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each fund or investment account. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Orders for funds and investment accounts are not typically combined or blocked. However, Geode may, when feasible and when consistent with the fair and equitable treatment of all funds and investment accounts and best execution, block orders of various funds and investment accounts for order entry and execution.

Geode has established allocation policies for its various funds and investment accounts to ensure allocations are appropriate given its clients differing investment objectives and other considerations. When the supply/demand is insufficient to satisfy all outstanding trade orders, generally the amount executed is distributed among participating funds and investment accounts based on account asset size (for purchases and naked short sales), and security position size (for sales), or otherwise according to the allocation policies. These policies also apply to initial public and secondary offerings. Generally, allocations are determined by traders, independent of portfolio managers, in accordance with these policies. Allocations are determined and documented on trade date.

Geode's trade allocation policies identify circumstances under which it is appropriate to deviate from the general allocation criteria and describe the alternative procedures. For example, if a standard allocation would result in a fund or investment account receiving a very small allocation (e.g. because of its small asset size), the fund or investment account may receive an increased allocation to achieve a more meaningful allocation, or it may receive no allocation. Generally, any exceptions to Geode's policies (i.e. special allocations) must be approved by senior investment or trading personnel, reviewed by the compliance department and documented.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended December 31, 2006, and 2005, the portfolio turnover rates for each fund (other than the money market fund) are presented in the table below.

Turnover Rates	2006	2005
VIP Aggressive Growth	 200%	 242%
VIP Asset Manager(dagger)	 173%	 44%
VIP Asset Manager: Growth(dagger)	 233%	 43%
VIP Balanced(dagger)	 55%	 140%
VIP Contrafund	 75%	 60%
VIP Disciplined Small Cap	 47%	 0%*
VIP Dynamic Capital Appreciation	 161%	 201%
VIP Equity-Income	 22%	 19%
VIP Growth	 114%	 79%
VIP Growth & Income(dagger)	 109%	 206%
VIP Growth Opportunities	 128%	 123%
VIP Growth Stock	 93%	 91%
VIP High Income	 65%	 95%
VIP Index 500	 6%	 7%
VIP International Capital Appreciation	 185%	 176%
VIP Investment Grade Bond(dagger)	 34%	 157%
VIP Mid Cap	 149%	 107%
VIP Overseas	 123%	 92%
VIP Real Estate	 70%	 75%
VIP Strategic Income	 83%	 100%
VIP Value(dagger)	 263%	 181%
VIP Value Leaders	 94%	 75%
VIP Value Strategies	 183%	 109%

* VIP Disciplined Small Cap commenced operations on December 27, 2005.

(dagger) Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMR's investment outlook.

For the fiscal years ended December 31, 2006, 2005, and 2004, VIP Investment Grade Bond and VIP Money Market paid no brokerage commissions.

The following table shows the total amount of brokerage commissions paid by each fund, comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal years ended December 31, 2006, 2005, and 2004. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
VIP Aggressive Growth	December 31
2006		$ 54,644	 0.27%
2005		$ 70,875	 0.51%
2004		$ 28,438	 0.29%
VIP Asset Manager	December 31
2006		$ 4,238,509	 0.18%
2005		$ 1,450,707	 0.06%
2004		$ 1,667,661	 0.06%
VIP Asset Manager: Growth	December 31
2006		$ 638,787	 0.26%
2005		$ 256,148	 0.09%
2004		$ 296,094	 0.09%
VIP Balanced	December 31
2006		$ 209,721	 0.05%
2005		$ 650,480	 0.19%
2004		$ 88,289	 0.03%
VIP Contrafund	December 31
2006		$ 16,825,513	 0.09%
2005		$ 17,675,281	 0.12%
2004		$ 15,753,429	 0.14%
VIP Disciplined Small Cap	December 31
2006		$ 4,513	 0.04%
2005*		$ 744	 0.00%
VIP Dynamic Capital Appreciation	December 31
2006		$ 198,992	 0.19%
2005		$ 195,125	 0.48%
2004		$ 229,422	 0.68%
VIP Equity-Income	December 31
2006		$ 3,293,146	 0.03%
2005		$ 6,049,681	 0.06%
2004		$ 6,121,773	 0.06%
VIP Growth	December 31
2006		$ 13,510,491	 0.17%
2005		$ 20,168,966	 0.22%
2004		$ 25,662,044	 0.25%
VIP Growth & Income	December 31
2006		$ 1,927,241	 0.12%
2005		$ 4,459,182	 0.29%
2004		$ 707,581	 0.05%
VIP Growth Opportunities	December 31
2006		$ 792,486	 0.14%
2005		$ 1,716,390	 0.25%
2004		$ 1,171,577	 0.16%
VIP Growth Stock	December 31
2006		$ 44,335	 0.18%
2005		$ 58,926	 0.38%
2004		$ 26,703	 0.43%
VIP High Income	December 31
2006		$ 1,973	 0.00%
2005		$ 127,555	 0.01%
2004		$ 1,414	 0.00%
VIP Index 500	December 31
2006		$ 17,706	 0.00%
2005		$ 12,255	 0.00%
2004		$ 14,199	 0.00%
VIP International Capital Appreciation	December 31
2006		$ 171,066	 0.45%
2005		$ 52,830	 0.85%
2004**		$ 2,699	 0.13%
VIP Mid Cap	December 31
2006		$ 17,413,942	 0.26%
2005		$ 15,800,583	 0.33%
2004		$ 6,643,360	 0.22%
VIP Overseas	December 31
2006		$ 8,779,964	 0.29%
2005		$ 6,424,586	 0.27%
2004		$ 5,338,465	 0.25%
VIP Real Estate	December 31
2006		$ 174,718	 0.09%
2005		$ 222,411	 0.14%
2004		$ 155,609	 0.18%
VIP Strategic Income	December 31
2006		$ 137	 0.00%
2005		$ 0	 0.00%
2004		$ 500	 0.00%
VIP Value	December 31
2006		$ 170,646	 0.29%
2005		$ 65,714	 0.46%
2004		$ 17,116	 0.37%
VIP Value Leaders	December 31
2006		$ 82,976	 0.13%
2005		$ 54,554	 0.27%
2004		$ 18,483	 0.32%
VIP Value Strategies	December 31
2006		$ 1,030,285	 0.25%
2005		$ 1,712,156	 0.38%
2004		$ 976,236	 0.19%

* VIP Disciplined Small Cap commenced operations on December 27, 2005.

** VIP International Capital Appreciation commenced operations on December 22, 2004.

The first table below shows the total amount of brokerage commissions paid by each fund (except VIP Disciplined Small Cap, VIP Index 500, VIP Investment Grade Bond, VIP Money Market, and VIP Strategic Income) to NFS for the past three fiscal years. The second table shows the approximate amount of aggregate brokerage commissions paid by a fund to NFS as a percentage of the approximate aggregate dollar amount of transactions for which the fund paid brokerage commissions as well as the percentage of transactions effected by a fund through NFS, in each case for the fiscal year ended 2006. NFS is paid on a commission basis.

Fund	Fiscal Year Ended	Total Amount Paid to NFS
VIP Aggressive Growth	December 31
2006		$ 899
2005		$ 841
2004		$ 990
VIP Asset Manager	December 31
2006		$ 26,732
2005		$ 12,053
2004		$ 17,878
VIP Asset Manager: Growth	December 31
2006		$ 4,337
2005		$ 1,820
2004		$ 2,773
VIP Balanced	December 31
2006		$ 1,874
2005		$ 8,950
2004		$ 4,134
VIP Contrafund	December 31
2006		$ 63,602
2005		$ 214,955
2004		$ 329,726
VIP Dynamic Capital Appreciation	December 31
2006		$ 926
2005		$ 7,845
2004		$ 9,576
VIP Equity-Income	December 31
2006		$ 9,656
2005		$ 74,596
2004		$ 127,479
VIP Growth	December 31
2006		$ 57,327
2005		$ 287,955
2004		$ 609,973
VIP Growth & Income	December 31
2006		$ 16,736
2005		$ 43,302
2004		$ 28,868
VIP Growth Opportunities	December 31
2006		$ 4,117
2005		$ 24,428
2004		$ 24,963
VIP Growth Stock	December 31
2006		$ 719
2005		$ 3,051
2004		$ 1,440
VIP High Income	December 31
2006		$ 0
2005		$ 1,086
2004		$ 1
VIP International Capital Appreciation	December 31
2006		$ 313
2005		$ 1,277
2004*		$ 4
VIP Mid Cap	December 31
2006		$ 187,360
2005		$ 283,889
2004		$ 171,170
VIP Overseas	December 31
2006		$ 736
2005		$ 1,985
2004		$ 4,767
VIP Real Estate	December 31
2006		$ 4,395
2005		$ 10,965
2004		$ 15,456
VIP Value	December 31
2006		$ 1,802
2005		$ 1,142
2004		$ 528
VIP Value Leaders	December 31
2006		$ 665
2005		$ 1,755
2004		$ 696
VIP Value Strategies	December 31
2006		$ 5,505
2005		$ 49,681
2004		$ 54,255

* VIP International Capital Appreciation commenced operations on December 22, 2004.

Fund	Fiscal Year Ended 2006	% of Aggregate Commissions Paid to NFS	% of Aggregate Dollar Amount of Transactions Effected through NFS
VIP Aggressive Growth(dagger)	December 31	 1.64%	 4.16%
VIP Asset Manager	December 31	 0.63%	 1.70%
VIP Asset Manager: Growth	December 31	 0.68%	 1.97%
VIP Balanced(dagger)	December 31	 0.89%	 2.51%
VIP Contrafund	December 31	 0.38%	 1.41%
VIP Dynamic Capital Appreciation	December 31	 0.47%	 1.69%
VIP Equity-Income	December 31	 0.29%	 1.06%
VIP Growth	December 31	 0.42%	 1.65%
VIP Growth & Income(dagger)	December 31	 0.87%	 2.79%
VIP Growth Opportunities(dagger)	December 31	 0.52%	 2.25%
VIP Growth Stock(dagger)	December 31	 1.62%	 4.21%
VIP International Capital Appreciation	December 31	 0.18%	 1.30%
VIP Mid Cap(dagger)	December 31	 1.08%	 3.17%
VIP Overseas	December 31	 0.01%	 0.03%
VIP Real Estate(dagger)	December 31	 2.52%	 9.18%
VIP Value(dagger)	December 31	 1.06%	 3.60%
VIP Value Leaders(dagger)	December 31	 0.80%	 3.34%
VIP Value Strategies	December 31	 0.53%	 1.86%

(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFS is a result of the low commission rates charged by NFS.

The following table shows the dollar amount of brokerage commissions paid to firms for providing research services and the approximate dollar amount of the transactions involved for the fiscal year ended 2006.

Fund	Fiscal Year Ended 2006	$ Amount of Commissions Paid to Firms for Providing Research Services	$ Amount of Brokerage Transactions Involved
VIP Aggressive Growth	December 31	$ 50,783	$ 60,140,893
VIP Asset Manager	December 31	$ 4,077,058	$ 4,984,432,881
VIP Asset Manager: Growth	December 31	$ 617,830	$ 775,524,157
VIP Balanced	December 31	$ 199,520	$ 227,350,717
VIP Contrafund	December 31	$ 16,428,855	$ 22,692,479,280
VIP Dynamic Capital Appreciation	December 31	$ 192,670	$ 276,655,660
VIP Equity-Income	December 31	$ 3,230,359	$ 4,424,232,599
VIP Growth	December 31	$ 13,155,594	$ 15,437,395,824
VIP Growth & Income	December 31	$ 1,874,432	$ 2,845,856,687
VIP Growth Opportunities	December 31	$ 772,276	$ 1,209,222,688
VIP Growth Stock	December 31	$ 41,742	$ 43,853,261
VIP High Income	December 31	$ 1,973	$ 1,880,666
VIP International Capital Appreciation	December 31	$ 159,295	$ 112,745,266
VIP Mid Cap	December 31	$ 16,207,092	$ 16,837,570,430
VIP Overseas	December 31	$ 8,314,526	$ 6,108,224,142
VIP Real Estate	December 31	$ 166,521	$ 241,979,120
VIP Strategic Income	December 31	$ 137	$ 161,572
VIP Value	December 31	$ 163,494	$ 258,158,410
VIP Value Leaders	December 31	$ 79,322	$ 110,257,263
VIP Value Strategies	December 31	$ 979,092	$ 1,234,259,943

For the fiscal year ended December 31, 2006, VIP Disciplined Small Cap, VIP Index 500, VIP Investment Grade Bond and VIP Money Market paid no brokerage commissions to firms for providing research services.

VALUATION

Each class's NAV is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are shares outstanding.

Growth, Growth & Income and Asset Allocation Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Income/Taxable Bond Funds Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

 Money Market Fund. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.

Securities of other open-end investment companies are valued at their respective NAVs.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING AND SELLING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

The following information is only a summary of some of the tax consequences affecting insurance company separate accounts invested in the funds. No attempt has been made to discuss tax consequences affecting variable product owners. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

The funds may invest a substantial amount of their assets in one or more series of central funds. For federal income tax purposes, certain central funds ("partnership central funds") intend to be treated as partnerships that are not "publicly traded partnerships" and, as a result, will not be subject to federal income tax. A fund, as an investor in a partnership central fund, will be required to take into account in determining its federal income tax liability its share of the partnership central fund's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the partnership central fund.

A partnership central fund will allocate at least annually among its investors, including the funds, each investor's share of the partnership central fund's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to insurance company separate accounts invested in the fund. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. If a fund failed to qualify as a "regulated investment company" in any year, among other consequences, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code.

Each fund also intends to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder. These diversification requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the assets of an insurance company separate account that may be invested in the securities of a single issuer or a certain number of issuers. Because Section 817(h) and the regulations thereunder treat the assets of each fund as the assets of the related insurance company separate account, each fund must also satisfy these requirements. If a fund failed to satisfy these requirements, a variable annuity or variable life insurance product supported by an insurance company separate account invested in the fund would not be treated as an annuity or as life insurance for tax purposes and would no longer be eligible for tax deferral.

Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their tax returns.

As of December 31, 2006, VIP Asset Manager: Growth had an aggregate capital loss carryforward of approximately $39,474,862. This loss carryforward, of which $19,718,609, $11,142,366, and $8,613,887 will expire on December 31, 2009, 2010, and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2006, VIP Growth had an aggregate capital loss carryforward of approximately $1,792,773,530. This loss carryforward, of which $1,748,065,676 and $44,707,854 will expire on December 31, 2010, and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2006, VIP Growth Opportunities had an aggregate capital loss carryforward of approximately $129,942,871. This loss carryforward, of which $14,327,994 and $115,614,877 will expire on December 31, 2009, and 2010, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2006, VIP Growth Stock had an aggregate capital loss carryforward of approximately $221,023. This loss carryforward, all of which will expire on December 31, 2013, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2006, VIP High Income had an aggregate capital loss carryforward of approximately $1,110,768,989. This loss carryforward, of which $249,734,104, $772,554,243, and $88,480,642, will expire on December 31, 2008, 2009, and 2010, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2006, VIP Index 500 had an aggregate capital loss carryforward of approximately $85,754,708. This loss carryforward, of which $51,810,548, and $33,944,160, will expire on December 31, 2010 and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2006, VIP Investment Grade Bond had an aggregate capital loss carryforward of approximately $6,570,319. This loss carryforward, all of which will expire on December 31, 2014, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2006, VIP Money Market had an aggregate capital loss carryforward of approximately $342,158. This loss carryforward, of which $61,748, $174,987, and $105,423, will expire on December 31, 2011, 2012, and 2013, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

TRUSTEES AND OFFICERS

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Each of the Trustees oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1981, 1983, 1988, or 1994

Trustee of Variable Insurance Products Fund (1981), Variable Insurance Products Fund II (1988), Variable Insurance Products Fund III (1994), and Variable Insurance Products Fund IV (1983). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001 or 2002

Trustee of Variable Insurance Products Fund (2001), Variable Insurance Products Fund II (2001), Variable Insurance Products Fund III (2002), and Variable Insurance Products Fund IV (2001). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP International Capital Appreciation, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Philip L. Bullen (47)

Year of Election or Appointment: 2006

Vice President of VIP Contrafund, VIP Dynamic Capital Appreciation, and VIP Growth & Income. Mr. Bullen also serves as Vice President of certain Equity Funds (2006-present). Mr. Bullen is Senior Vice President of FMR (2001-present) and FMR Co., Inc. (2001-present). Previously, Mr. Bullen served as President and a Director of Fidelity Research & Analysis Company (2001-2005), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002-2006), and a Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (53)

Year of Election or Appointment: 2005

Vice President of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP International Capital Appreciation, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Walter C. Donovan (44)

Year of Election or Appointment: 2005

Vice President of VIP High Income and VIP Strategic Income. Mr. Donovan also serves as Vice President of Fidelity's High Income Funds (2005-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Boyce I. Greer (50)

Year of Election or Appointment: 2005 or 2006

Vice President of VIP Asset Manager (2005-present), VIP Asset Manager: Growth (2005-present), VIP Balanced (2006-present), VIP Investment Grade Bond (2006-present), and VIP Strategic Income (2006-present). Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Bruce T. Herring (41)

Year of Election or Appointment: 2006

Vice President of VIP Aggressive Growth, VIP Balanced, VIP Equity-Income, VIP Growth Opportunities, VIP Growth Portfolio, VIP Growth Stock, VIP Mid Cap, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

Robert A. Lawrence (54)

Year of Election or Appointment: 2006

Vice President of VIP High Income and VIP Strategic Income. Mr. Lawrence also serves as Vice President of the High Income Funds. Mr. Lawrence is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present). Previously, Mr. Lawrence served as President of Fidelity Strategic Investments (2002-2005).

Charles S. Morrison (46)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, and VIP Money Market. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (58)

Year of Election or Appointment: 2002 or 2005

Vice President of VIP Asset Manager (2005-present), VIP Asset Manager: Growth (2005-present), VIP Balanced (2005-present), VIP Investment Grade Bond (2005-present), VIP Money Market (2002-present), and VIP Strategic Income (2005-present). Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Investment Grade Bond, and VIP Strategic Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric M. Wetlaufer (44)

Year of Election or Appointment: 2006

Vice President of VIP International Capital Appreciation, VIP International Capital Appreciation, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Wetlaufer also serves as Vice President of certain International Equity Funds (2006-present). Mr. Wetlaufer is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present), and President and Director of Fidelity Management & Research (U.K.) Inc. (2006-present) and Fidelity Research & Analysis Company (2006-present). Before joining Fidelity Investments in 2005, Mr. Wetlaufer was a partner in Oxhead Capital Management (2004-2005). Previously, Mr. Wetlaufer served as a Chief Investment Officer of Putnam Investments (1997-2003).

Thomas J. Allen (46)

Year of Election or Appointment: 2001

Vice President of VIP Mid Cap. Mr. Allen also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Allen worked as a research analyst and portfolio manager. Mr. Allen also serves as Vice President of FMR and FMR Co., Inc. (2002).

Steven C. Calhoun (35)

Year of Election or Appointment: 2005

Vice President of VIP Aggressive Growth. Mr. Calhoun also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Calhoun worked as research analyst and manager. Mr. Calhoun also serves as Vice President of FMR and FMR Co., Inc. (2005).

James F. Catudal (46)

Year of Election or Appointment: 2005

Vice President of VIP Growth & Income. Mr. Catudal also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Catudal worked as a research analyst and a manager. Mr. Catudal also serves as Vice President of FMR and FMR Co., Inc. (2002).

Matthew J. Conti (40)

Year of Election or Appointment: 2003

Vice President of VIP High Income. Mr. Conti also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti worked as a research analyst and portfolio manager. Mr. Conti also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

William Danoff (46)

Year of Election or Appointment: 1995

Vice President of VIP Contrafund. Mr. Danoff also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Danoff worked as a research analyst and portfolio manager. Mr. Danoff also serves as Senior Vice President of FMR (1997) and FMR Co., Inc. (2001).

Richard B. Fentin (51)

Year of Election or Appointment: 2006

Vice President of VIP Value. Mr. Fentin also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fentin worked as a research analyst, portfolio assistant and manager. Mr. Fentin also serves as Senior Vice President of FMR (1993) and FMR Co., Inc. (2001).

Matt Friedman (35)

Matt Friedman (35)

Year of Election or Appointment: 2006

Vice President of VIP Value Strategies. Mr. Friedman also serves as Vice President to other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Friedman worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York. Mr. Friedman also serves as a Vice President of FMR and FMR Co., Inc. (2006).

Richard Habermann (66)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Habermann also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Habermann worked as a portfolio manager, director of research for FMR Co., division head for international equities and director of international research, and chief investment officer for Fidelity International Limited. Mr. Habermann also serves as Senior Vice President of FMR (1993) and FMR Co., Inc. (2001).

Brian Hanson (33)

Year of Election or Appointment: 2002

Vice President of VIP Growth Stock. Mr. Hanson also serves as vice president of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Hanson worked as a research analyst and portfolio manager. Mr. Hanson also serves as vice president of FMR and FMR Co., Inc. (2004).

Charles Hebard (37)

Year of Election or Appointment: 2006

Vice President of VIP Value Leaders. Mr. Hebard also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Hebard worked as a research analyst in 1999, after receiving an MBA from the Wharton School at the University of Pennsylvania. Previously, he was an assistant vice president for Citicorp Securities Inc. in the Global Media and Communications division from 1996-1997.

James K. Miller (43)

Year of Election or Appointment: 2003

Vice President of VIP Money Market. Mr. Miller also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller worked as an analyst, bond trader and portfolio manager.

Darren Maupin (30)

Year of Election or Appointment: 2006

Vice President of VIP International Capital Appreciation. Mr. Maupin also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Maupin worked as a research analyst and a portfolio manager. Mr. Maupin also serves as a Vice President of FMR and FMR Co., Inc. (2006).

Ford O'Neil (44)

Year of Election or Appointment: 2001

Vice President of VIP Balanced and VIP Investment Grade Bond. Mr. O'Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil worked as a research analyst and portfolio manager.

Stephen R. Petersen (50)

Year of Election or Appointment: 1997

Vice President of VIP Equity-Income. Mr. Petersen also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Petersen worked as a research analyst and portfolio manager. Mr. Petersen also serves as Senior Vice President of FMR (1999) and FMR Co., Inc. (2001).

John Porter (39)

Year of Election or Appointment: 2005

Vice President of VIP Growth Opportunities. Mr. Porter also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Porter worked as a research analyst and portfolio manager. Mr. Porter also serves as Vice President of FMR and FMR Co., Inc. (2004).

Lawrence Rakers (43)

Year of Election or Appointment: 2005

Vice President of VIP Balanced. Mr. Rakers also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Rakers worked as a research analyst and portfolio manager. Mr. Rakers also serves as Vice President of FMR and FMR Co., Inc. (2002).

Graeme Rockett (40)

Year of Election or Appointment: 2006

Vice President of VIP Overseas. Mr. Rockett also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Rockett worked as a research analyst and portfolio manager. Mr. Rockett also serves as Vice President of FMR and FMR Co., Inc. (2006).

Christopher L. Sharpe (38)

Year of Election or Appointment: 2005

Vice President of VIP Strategic Income. Mr. Sharpe also serves as Vice President of other funds advised by FMR. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe worked as an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000 he was with William M. Mercer, Inc. in Boston. Mr. Sharpe also serves as Vice President of FMR (2006) and FMR Co., Inc. (2006).

J. Fergus Shiel (49)

Year of Election or Appointment: 2005

Vice President of VIP Dynamic Capital Appreciation. Mr. Shiel also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Shiel worked as a research analyst and portfolio manager until leaving the firm in May 2003 to run his own investment firm. Mr. Shiel returned to Fidelity Investments as a portfolio manager in September 2005. Mr. Shiel also serves as Vice President of FMR and FMR Co., Inc. (2006).

Samuel Wald (32)

Year of Election or Appointment: 2005

Vice President of VIP Real Estate. Mr. Wald also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Wald worked as a research analyst, associate portfolio manager, and manager. Mr. Wald also serves as Vice President of FMR and FMR Co., Inc. (2006).

Jason Weiner (37)

Year of Election or Appointment: 2006

Vice President of VIP Growth. Mr. Weiner also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Weiner worked as a research analyst and portfolio manager. Mr. Weiner also serves as Vice President of FMR (1999) and FMR Co., Inc. (2001).

Derek L. Young (42)

Year of Election or Appointment: 2005 or 2007

Vice President of VIP Asset Manager (2007), VIP Asset Manager: Growth (2007), and VIP Strategic Income (2005). Mr. Young also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Young worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager. Mr. Young also serves as Vice President of FMR and FMR Co., Inc (2004).

Eric D. Roiter (58)

Year of Election or Appointment: 1998, 2000, 2001, 2002, 2003, 2004, or 2005

Secretary of VIP Aggressive Growth (2000), VIP Asset Manager (1998), VIP Asset Manager: Growth (1998), VIP Balanced (1998), VIP Contrafund (1998), VIP Disciplined Small Cap (2005), VIP Dynamic Capital Appreciation (2000), VIP Equity-Income (1998), VIP Growth (1998), VIP Growth & Income (1998), VIP Growth Opportunities (1998), VIP Growth Stock (2002), VIP High Income (1998), VIP Index 500 (1998), VIP International Capital Appreciation (2004), VIP Investment Grade Bond (1998), VIP Mid Cap (1998), VIP Money Market (1998), VIP Overseas (1998), VIP Real Estate (2002), VIP Strategic Income (2003), VIP Value (2001), VIP Value Leaders (2003), and VIP Value Strategies (2002). He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (38)

Year of Election or Appointment: 2007

Assistant Secretary of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP International Capital Appreciation, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP International Capital Appreciation, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP International Capital Appreciation, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004 or 2005

Chief Compliance Officer of VIP Aggressive Growth (2004), VIP Asset Manager (2004), VIP Asset Manager: Growth (2004), VIP Balanced (2004), VIP Contrafund (2004), VIP Disciplined Small Cap (2005), VIP Dynamic Capital Appreciation (2004), VIP Equity-Income (2004), VIP Growth (2004), VIP Growth & Income (2004), VIP Growth Opportunities (2004), VIP Growth Stock (2004), VIP High Income (2004), VIP Index 500 (2004), VIP International Capital Appreciation (2004), VIP Investment Grade Bond (2004), VIP Mid Cap (2004), VIP Money Market (2004), VIP Overseas (2004), VIP Real Estate (2004), VIP Strategic Income (2004), VIP Value (2004), VIP Value Leaders (2004), and VIP Value Strategies (2004). Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP International Capital Appreciation, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP International Capital Appreciation, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP International Capital Appreciation, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (52)

Year of Election or Appointment: 2004 or 2005

Assistant Treasurer of VIP Aggressive Growth (2004), VIP Asset Manager (2004), VIP Asset Manager: Growth (2004), VIP Balanced (2004), VIP Contrafund (2004), VIP Disciplined Small Cap (2005), VIP Dynamic Capital Appreciation (2004), VIP Equity-Income (2004), VIP Growth (2004), VIP Growth & Income (2004), VIP Growth Opportunities (2004), VIP Growth Stock (2004), VIP High Income (2004), VIP Index 500 (2004), VIP International Capital Appreciation (2004), VIP Investment Grade Bond (2004), VIP Mid Cap (2004), VIP Money Market (2004), VIP Overseas (2004), VIP Real Estate (2004), VIP Strategic Income (2004), VIP Value (2004), VIP Value Leaders (2004), and VIP Value Strategies (2004). Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP International Capital Appreciation, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP International Capital Appreciation, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 12 standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended December 31, 2006, the committee held 12 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended December 31, 2006, the committee held four meetings.

The Board of Trustees has established three Fund Oversight Committees: the Equity Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach), the Fixed-Income, International, and Special Committee (composed of Ms. Small (Chair), Ms. Knowles, and Mr. Dirks), and the Select and Asset Allocation Committee (composed of Dr. Heilmeier (Chair), Messrs. Keyes and Wolfe). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income, International, and Special Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues, and of international research. The Select and Asset Allocation Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. During the fiscal year ended December 31, 2006, the Equity Committee held 10 meetings, the Fixed-Income, International, and Special Committee held 11 meetings, and the Select and Asset Allocation Committee held 11 meetings.

The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach, Dr. Heilmeier, and Ms. Small) and the Fixed-Income Contract Committee (composed of Ms. Small (Chair), Mr. Dirks, and Ms. Knowles). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended December 31, 2006, each Fund Contract Committee held four meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Dirks (Chair), Gamper, and Stavropoulos, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended December 31, 2006, the Shareholder, Distribution and Brokerage Committee held 13 meetings.

The Audit Committee is composed of Ms. Knowles (Chair), Dr. Heilmeier, and Messrs. Keyes and Wolfe. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the Fidelity funds' financial statements and any material reports or inquiries received from regulators or governmental agencies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended December 31, 2006, the committee held 15 meetings.

The Governance and Nominating Committee is composed of Messrs. Lautenbach (Chair), Stavropoulos, and Wolfe. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended December 31, 2006, the committee held 10 meetings.

The Board of Trustees established the Compliance Committee (composed of Ms. Small (Chair), Ms. Knowles, and Messrs. Stavropoulos and Wolfe) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended December 31, 2006, the committee held 21 meetings.

The Proxy Voting Committee is composed of Messrs. Gamper (Chair), Dirks, and Keyes. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. During the fiscal year ended December 31, 2006, the committee held two meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2006.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Robert L. Reynolds
VIP Aggressive Growth	none	none
VIP Asset Manager	none	none
VIP Asset Manager: Growth	none	none
VIP Balanced	none	none
VIP Contrafund	none	none
VIP Disciplined Small Cap	none	none
VIP Dynamic Capital Appreciation	none	none
VIP Equity-Income	none	none
VIP Growth	none	none
VIP Growth & Income	none	none
VIP Growth Opportunities	none	none
VIP Growth Stock	none	none
VIP High Income	none	none
VIP Index 500	none	none
VIP International Capital Appreciation	none	none
VIP Investment Grade Bond	none	none
VIP Mid Cap	none	none
VIP Money Market	none	none
VIP Overseas	none	none
VIP Real Estate	none	none
VIP Strategic Income	none	none
VIP Value	none	none
VIP Value Leaders	none	none
VIP Value Strategies	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Albert R. Gamper, Jr.	George H. Heilmeier	James H. Keyes	Marie L. Knowles
VIP Aggressive Growth	none	none	none	none	none
VIP Asset Manager	none	none	none	none	none
VIP Asset Manager: Growth	none	none	none	none	none
VIP Balanced	none	none	none	none	none
VIP Contrafund	none	none	none	none	none
VIP Disciplined Small Cap	none	none	none	none	none
VIP Dynamic Capital Appreciation	none	none	none	none	none
VIP Equity-Income	none	none	none	none	none
VIP Growth	none	none	none	none	none
VIP Growth & Income	none	none	none	none	none
VIP Growth Opportunities	none	none	none	none	none
VIP Growth Stock	none	none	none	none	none
VIP High Income	none	none	none	none	none
VIP Index 500	none	none	none	none	none
VIP International Capital Appreciation	none	none	none	none	none
VIP Investment Grade Bond	none	none	none	none	none
VIP Mid Cap	none	none	none	none	none
VIP Money Market	none	none	none	none	none
VIP Overseas	none	none	none	none	none
VIP Real Estate	none	none	none	none	none
VIP Strategic Income	none	none	none	none	none
VIP Value	none	none	none	none	none
VIP Value Leaders	none	none	none	none	none
VIP Value Strategies	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	none	over $100,000
DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP Aggressive Growth	none	none	none	none
VIP Asset Manager	none	none	none	none
VIP Asset Manager: Growth	none	none	none	none
VIP Balanced	none	none	none	none
VIP Contrafund	none	none	none	none
VIP Disciplined Small Cap	none	none	none	none
VIP Dynamic Capital Appreciation	none	none	none	none
VIP Equity-Income	none	none	none	none
VIP Growth	none	none	none	none
VIP Growth & Income	none	none	none	none
VIP Growth Opportunities	none	none	none	none
VIP Growth Stock	none	none	none	none
VIP High Income	none	none	none	none
VIP Index 500	none	none	none	none
VIP International Capital Appreciation	none	none	none	none
VIP Investment Grade Bond	none	none	none	none
VIP Mid Cap	none	none	none	none
VIP Money Market	none	none	none	none
VIP Overseas	none	none	none	none
VIP Real Estate	none	none	none	none
VIP Strategic Income	none	none	none	none
VIP Value	none	none	none	none
VIP Value Leaders	none	none	none	none
VIP Value Strategies	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended December 31, 2006.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	Dennis J. Dirks	Albert R. Gamper, Jr.	Robert M. Gates[2]	George H. Heilmeier	James H. Keyes[3]	Marie L. Knowles
VIP Aggressive Growth	$ 6	$ 6	$ 7	$ 6	$ 5	$ 7
VIP Asset ManagerC	$ 716	$ 712	$ 865	$ 696	$ 566	$ 766
VIP Asset Manager: Growth	$ 77	$ 77	$ 93	$ 75	$ 61	$ 83
VIP Balanced	$ 116	$ 116	$ 139	$ 113	$ 95	$ 124
VIP ContrafundD	$ 5,655	$ 5,633	$ 6,776	$ 5,508	$ 4,598	$ 6,052
VIP Disciplined Small Cap	$ 3	$ 3	$ 3	$ 3	$ 3	$ 3
VIP Dynamic Capital Appreciation	$ 32	$ 32	$ 38	$ 31	$ 26	$ 34
VIP Equity-IncomeE	$ 3,354	$ 3,340	$ 4,028	$ 3,266	$ 2,696	$ 3,590
VIP GrowthF	$ 2,424	$ 2,414	$ 2,933	$ 2,357	$ 1,899	$ 2,595
VIP Growth & Income	$ 487	$ 485	$ 587	$ 474	$ 389	$ 521
VIP Growth Opportunities	$ 181	$ 180	$ 218	$ 176	$ 140	$ 193
VIP Growth Stock	$ 8	$ 8	$ 10	$ 8	$ 6	$ 9
VIP High Income	$ 428	$ 426	$ 516	$ 416	$ 338	$ 458
VIP Index 500G	$ 867	$ 864	$ 1,042	$ 844	$ 694	$ 928
VIP International Capital Appreciation	$ 11	$ 11	$ 13	$ 11	$ 9	$ 12
VIP Investment Grade Bond	$ 537	$ 535	$ 644	$ 523	$ 435	$ 575
VIP Mid Cap	$ 2,037	$ 2,028	$ 2,444	$ 1,983	$ 1,668	$ 2,180
VIP Money Market	$ 577	$ 574	$ 687	$ 563	$ 481	$ 617
VIP OverseasH	$ 905	$ 901	$ 1,087	$ 881	$ 736	$ 969
VIP Real Estate	$ 57	$ 57	$ 67	$ 55	$ 47	$ 61
VIP Strategic Income	$ 58	$ 58	$ 70	$ 57	$ 48	$ 62
VIP Value	$ 16	$ 16	$ 19	$ 16	$ 14	$ 17
VIP Value Leaders	$ 18	$ 18	$ 22	$ 18	$ 15	$ 19
VIP Value Strategies	$ 128	$ 127	$ 153	$ 124	$ 102	$ 137
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 363,500	$ 362,000	$ 435,788	$ 354,000	$ 295,500	$ 389,000
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	William O. McCoy[4]	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP Aggressive Growth	$ 6	$ 6	$ 6	$ 6	$ 6
VIP Asset ManagerC	$ 725	$ 702	$ 712	$ 705	$ 708
VIP Asset Manager: Growth	$ 78	$ 76	$ 77	$ 76	$ 76
VIP Balanced	$ 118	$ 114	$ 116	$ 115	$ 115
VIP ContrafundD	$ 5,747	$ 5,547	$ 5,632	$ 5,578	$ 5,594
VIP Disciplined Small Cap	$ 3	$ 3	$ 3	$ 3	$ 3
VIP Dynamic Capital Appreciation	$ 32	$ 31	$ 32	$ 31	$ 31
VIP Equity-IncomeE	$ 3,406	$ 3,290	$ 3,340	$ 3,307	$ 3,318
VIP GrowthF	$ 2,456	$ 2,380	$ 2,412	$ 2,389	$ 2,400
VIP Growth & Income	$ 494	$ 478	$ 485	$ 480	$ 482
VIP Growth Opportunities	$ 183	$ 177	$ 180	$ 178	$ 179
VIP Growth Stock	$ 8	$ 8	$ 8	$ 8	$ 8
VIP High Income	$ 434	$ 420	$ 426	$ 422	$ 423
VIP Index 500G	$ 880	$ 851	$ 863	$ 855	$ 858
VIP International Capital Appreciation	$ 11	$ 11	$ 11	$ 11	$ 11
VIP Investment Grade Bond	$ 546	$ 527	$ 535	$ 530	$ 531
VIP Mid Cap	$ 2,069	$ 1,998	$ 2,028	$ 2,010	$ 2,015
VIP Money Market	$ 587	$ 565	$ 575	$ 569	$ 570
VIP OverseasH	$ 919	$ 888	$ 901	$ 893	$ 895
VIP Real Estate	$ 58	$ 56	$ 57	$ 56	$ 56
VIP Strategic Income	$ 59	$ 57	$ 58	$ 58	$ 58
VIP Value	$ 17	$ 16	$ 16	$ 16	$ 16
VIP Value Leaders	$ 18	$ 18	$ 18	$ 18	$ 18
VIP Value Strategies	$ 129	$ 125	$ 127	$ 126	$ 126
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 369,333	$ 403,500B	$ 362,000	$ 358,500	$ 359,500

1 Edward C. Johnson 3d, Peter S. Lynch, and Robert L. Reynolds are interested persons and are compensated by FMR.

2 Dr. Gates served on the Board of Trustees through December 2006.

3 During the period from March 1, 2006 through December 31, 2006, Mr. Keyes served as a Member of the Advisory Board. Effective January 1, 2007, Mr. Keyes serves as a Member of the Board of Trustees.

4 Mr. McCoy served on the Board of Trustees through January 1, 2007.

A Reflects compensation received for the calendar year ended December 31, 2006 for 350 funds of 58 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2006, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $148,500; Albert R. Gamper, $146,670; Robert M. Gates, $189,144; George H. Heilmeier, $148,500; Marie L. Knowles, $163,500; Ned C. Lautenbach, $152,667; William O. McCoy, $148,500; Cornelia M. Small, $148,500; William S. Stavropoulos, $148,500; and Kenneth L. Wolfe, $148,500. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $39,213; and William O. McCoy, $85,287.

B Compensation figures include cash and may include amounts deferred at Mr. McCoy's election under a deferred compensation plan adopted by the other open-end registered investment companies in the fund complex (Other Open-End Funds). Pursuant to the deferred compensation plan, Mr. McCoy, as an Independent Trustee, may elect to defer receipt of all or a portion of his annual fees. Amounts deferred under the deferred compensation plan are credited to an account established for Mr. McCoy on the books of the Other Open-End Funds. Interest is accrued on amounts deferred under the deferred compensation plan. For the calendar year ended December 31, 2006, Mr. McCoy voluntarily elected to defer $47,000.

C Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $464; Albert R. Gamper, Jr., $525; Robert M. Gates, $595; George H. Heilmeier, $464; Marie L. Knowles, $511; Ned C. Lautenbach, $476; William O. McCoy, $464; Cornelia M. Small, $464; William S. Stavropoulos, $464; and Kenneth L. Wolfe, $464. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $123; and William O. McCoy, $120.

D Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $3,675; Albert R. Gamper, Jr., $4,114; Robert M. Gates, $4,671; George H. Heilmeier, $3,675; Marie L. Knowles, $4,046; Ned C. Lautenbach, $3,782; William O. McCoy, $3,675; Cornelia M. Small, $3,675; William S. Stavropoulos, $3,675; and Kenneth L. Wolfe, $3,675. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $970; and William O. McCoy, $946.

E Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $2,178; Albert R. Gamper, Jr., $2,447; Robert M. Gates, $2,774; George H. Heilmeier, $2,178; Marie L. Knowles, $2,398; Ned C. Lautenbach, $2,240; William O. McCoy, $2,178; Cornelia M. Small, $2,178; William S. Stavropoulos, $2,178; and Kenneth L. Wolfe, $2,178. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $576; and William O. McCoy, $562.

F Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $1,572; Albert R. Gamper, Jr., $1,782; Robert M. Gates, $2,015; George H. Heilmeier, $1,572; Marie L. Knowles, $1,731; Ned C. Lautenbach, $1,611; William O. McCoy, $1,572; Cornelia M. Small, $1,572; William S. Stavropoulos, $1,572; and Kenneth L. Wolfe, $1,572. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $417; and William O. McCoy, $409.

G Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $563; Albert R. Gamper, Jr., $633; Robert M. Gates, $718; George H. Heilmeier, $563; Marie L. Knowles, $620; Ned C. Lautenbach, $579; William O. McCoy, $563; Cornelia M. Small, $563; William S. Stavropoulos, $563; and Kenneth L. Wolfe, $563. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $149; and William O. McCoy, $146.

H Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $588; Albert R. Gamper, Jr., $659; Robert M. Gates, $749; George H. Heilmeier, $588; Marie L. Knowles, $647; Ned C. Lautenbach, $604; William O. McCoy, $588; Cornelia M. Small, $588; William S. Stavropoulos, $588; and Kenneth L. Wolfe, $588. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $155; and William O. McCoy, $151.

As of February 28, 2007, approximately 65.27% of VIP Aggressive Growth's, 24.36% of VIP Asset Manager's, 72.99% of VIP Asset Manager: Growth's, 70.96% of VIP Balanced's, 10.08% of VIP Contrafund's, 99.96% of VIP Disciplined Small Cap's, 77.89% of VIP Dynamic Capital Appreciation's, 12.18% of VIP Equity-Income's, 17.97% of VIP Growth & Income's, 19.81% of VIP Growth Opportunities's, 11.68% of VIP Growth's, 95.52% of VIP Growth Stock's, 23.50% of VIP High Income's, 33.04% of VIP Index 500's, 98.42% of VIP International Capital Appreciation's 33.17% of VIP Investment Grade Bond's, 12.93% of VIP Mid Cap's, 69.85% of VIP Money Market's, 14.66% of VIP Overseas's, 99.44% of VIP Real Estate's, 99.97% of VIP Strategic Income's, 98.29% of VIP Value Leaders's, 50.76% of VIP Value's, and 34.70% of VIP Value Strategies's, total outstanding shares, respectively, were held by FMR affiliates. FMR Corp. is the ultimate parent company of these FMR affiliates. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page 52. Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of VIP Aggressive Growth's, VIP Asset Manager's, VIP Asset Manager: Growth's, VIP Balanced's, VIP Contrafund's, VIP Disciplined Small Cap's, VIP Dynamic Capital Appreciation's, VIP Equity-Income's, VIP Growth & Income's, VIP Growth Opportunities's, VIP Growth's, VIP Growth Stock's, VIP High Income's, VIP Index 500's, VIP International Capital Appreciation's, VIP Investment Grade Bond's, VIP Mid Cap's, VIP Money Market's, VIP Overseas's, VIP Real Estate's, VIP Strategic Income's, VIP Value Leaders's, VIP Value's, and VIP Value Strategies's shares, the Trustees, Member of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of the fund's total outstanding shares.

As of February 28, 2007, the following owned of record and/or beneficially 5% or more of each class's outstanding shares:

VIP Aggressive Growth: Initial Class: Fidelity Investments, Boston, MA (17.91%); Fidelity Investments Life Insurance Company, Boston, MA (69.69%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.30%); Minnesota Mutual Companies, Inc., Saint Paul, MN (6.09%).

VIP Aggressive Growth: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (8.02%); Fidelity Investments Life Insurance Company, Boston, MA (89.02%).

VIP Aggressive Growth: Service Class: Fidelity Investments, Boston, MA (93.55%); Nationwide Financial, Columbus, OH (6.44%).

VIP Aggressive Growth: Service Class 2: American National Insurance Company, Galveston, TX (38.82%); Fidelity Investments, Boston, MA (34.72%); Nationwide Financial, Columbus, OH (26.47%).

VIP Asset Manager: Initial Class: American United Life Insurance Company, Indianapolis, IN (8.81%); Fidelity Investments Life Insurance Company, Boston, MA (21.59%); Genworth Financial, Richmond, VA (6.36%); MetLife, Boston, MA (6.85%); MetLife, Hartford, CT (10.22%); Nationwide Financial, Columbus, OH (15.46%); Mutual of America, New York, NY (5.21%).

VIP Asset Manager: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (92.56%); Empire Fidelity Investments Life Insurance Company, Boston, MA (7.07%).

VIP Asset Manager: Service Class: Ameritas, Lincoln, NE (40.57%); Lincoln National, Fort Wayne, IN (40.86%); Nationwide Financial, Columbus, OH (17.57%).

VIP Asset Manager: Service Class 2: AIG, Houston, TX (18.10%); Allstate Life Insurance Company, Lincoln, NE (11.37%); Ameritas, Lincoln, NE (6.55%); Genworth Financial, Richmond, VA (49.71%); Nationwide Financial, Columbus, OH (5.89%); Western & Southern, Cincinnati, OH (5.38%).

VIP Asset Manager: Growth: Initial Class: AIG, Houston, TX (6.08%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.66%); Fidelity Investments Life Insurance Company, Boston, MA (68.98%); Security Benefit, Topeka, KS (5.54%).

VIP Asset Manager: Growth: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (7.58%); Fidelity Investments Life Insurance Company, Boston, MA (91.03%).

VIP Asset Manager: Growth: Service Class: Ameritas, Lincoln, NE (23.90%); MetLife, Boston, MA (22.23%); Nationwide Financial, Columbus, OH (53.84%).

VIP Asset Manager: Growth: Service Class 2: Ameritas, Lincoln, NE (15.38%); AXA Financial, New York, NY (41.10%); Nationwide Financial, Columbus, OH (37.11%).

VIP Balanced: Initial Class: Empire Fidelity Investments Life Insurance Company, New York, NY (6.79%); Fidelity Investments Life Insurance Company, Boston, MA (72.96%); Nationwide Financial, Columbus, OH (11.57%).

VIP Balanced: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (10.46%); Fidelity Investments Life Insurance Company, Boston, MA (89.39%).

VIP Balanced: Service Class: Nationwide Financial, Columbus, OH (94.49%).

VIP Balanced: Service Class 2: Guardian Insurance & Annuity Company, Inc., Bethlehem, PA (27.24%); Nationwide Financial, Columbus, OH (12.76%); Western & Southern, Cincinnati, OH (13.42%); Genworth Financial, Richmond, VA (40.91%).

VIP Contrafund: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (14.21%); ING, Hartford, CT (25.33%); Mass Mutual, Springfield, MA (5.97%); Mutual of America, New York, NY (5.77%); Nationwide Financial, Columbus, OH (7.80%); New York Life Group, New York, NY (6.53%).

VIP Contrafund: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (88.55%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.66%).

VIP Contrafund: Service Class: Nationwide Financial, Columbus, OH (41.65%); Phoenix, Hartford, CT (7.65%); Lincoln National, Fort Wayne, IN (26.02%).

VIP Contrafund: Service Class 2: Aegon USA, Cedar Rapids, IA (6.35%); Ameriprise Financial Corporation, Minneapolis, MN (19.55%); Hartford Life, Hartford, CT (10.09%); ING, West Chester, PA (12.63%); Lincoln National, Fort Wayne, IN (8.61%); MetLife, Hartford, CT (5.47%); Nationwide Financial, Columbus, OH (6.14%); New York Life Group, New York, NY (5.50%).

VIP Contrafund: Service Class 2 R: Nationwide Financial, Columbus, OH (99.38%).

VIP Disciplined Small Cap: Initial Class: Fidelity Investments, Boston, MA (11.71%); Fidelity Investments Life Insurance Company, Boston, MA (81.69%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.45%).

VIP Disciplined Small Cap: Investor Class: Fidelity Investments, Boston, MA (9.19%); Fidelity Investments Life Insurance Company, Boston, MA (82.98%); Empire Fidelity Investments Life Insurance Company, New York, NY (7.86%).

VIP Disciplined Small Cap: Service Class: Fidelity Investments, Boston, MA (100.00%).

VIP Disciplined Small Cap: Service Class 2: Fidelity Investments, Boston, MA (99.96%).

VIP Dynamic Capital Appreciation: Initial Class: Empire Fidelity Investments Life Insurance Company, New York, NY (8.06%); Fidelity Investments Life Insurance Company, Boston, MA (91.48%).

VIP Dynamic Capital Appreciation: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (93.10%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.40%).

VIP Dynamic Capital Appreciation: Service Class: Fidelity Investments, Boston, MA (26.03%); Nationwide Financial, Columbus, OH (73.98%).

VIP Dynamic Capital Appreciation: Service Class 2: Ameriprise Financial Corporation, Minneapolis, MN (9.97%); Genworth Financial, Richmond, VA (21.77%); MetLife, Hartford, CT (23.34%), Nationwide Financial, Columbus, OH (18.08%); Sun Life, Wellesley, MA (13.10%); Western & Southern, Cincinnati, OH (13.69%).

VIP Equity-Income: Initial Class: Allmerica Financial Corp., Worcester, MA (6.10%); Fidelity Investments Life Insurance Company, Boston, MA (14.09%), ING, Hartford, CT (13.19%); MetLife, Hartford, CT (5.58%); Nationwide Financial, Columbus, OH (13.51%); Mutual of America, New York, NY (5.01%).

VIP Equity-Income: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (6.95%); Fidelity Investments Life Insurance Company, Boston, MA (83.18%).

VIP Equity-Income: Service Class: Guardian Insurance & Annuity Company, Inc., Bethlehem, PA (6.27%); Nationwide Financial, Columbus, OH (87.43%).

VIP Equity-Income: Service Class 2: Aegon USA, Cedar Rapids, IA (9.21%); Genworth Financial, Richmond, VA (7.19%); ING, West Chester, PA (17.37%); Lincoln National, Fort Wayne, IN (8.80%); Minnesota Mutual Companies, Inc., Saint Paul, MN (8.82%); Nationwide Financial, Columbus, OH (9.96%); New York Life Group, New York, NY (8.25%); Hartford Life, Hartford, CT (6.96%).

VIP Equity-Income: Service Class 2 R: Nationwide Financial, Columbus, OH (99.10%).

VIP Growth: Initial Class: Allmerica Financial Corp., Worcester, MA (6.21%); Fidelity Investments Life Insurance Company, Boston, MA (12.63%), ING, Hartford, CT (12.41%); MetLife, Hartford, CT (9.33%); Nationwide Financial, Columbus, OH (15.40%).

VIP Growth: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (5.45%); Fidelity Investments Life Insurance Company, Boston, MA (71.02%).

VIP Growth: Service Class: Lincoln National, Fort Wayne, IN (12.46%); Nationwide Financial, Columbus, OH (66.86%); Phoenix, Hartford, CT (6.97%).

VIP Growth: Service Class 2: Aegon USA, Cedar Rapids, IA (8.34%); Genworth Financial, Richmond, VA (8.17%); Lincoln National, Fort Wayne, IN (14.19%); Nationwide Financial, Columbus, OH (13.03%) Sun Life, Boston, MA (10.38%); Hartford Life, Hartford, CT (8.36%); The Horace Mann Companies, Springfield, IL (6.93%); Ohio National Life Insurance Company, Cincinnati, OH (6.05%).

VIP Growth: Service Class 2 R: Nationwide Financial, Columbus, OH (97.90%).

VIP Growth & Income: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (48.64%); Genworth Financial, Richmond, VA (15.46%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.90%).

VIP Growth & Income: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (43.66%).

VIP Growth & Income: Service Class: Ameriprise Financial, Minneapolis, MN (93.98%); Nationwide Financial, Columbus, OH (5.23%).

VIP Growth & Income: Service Class 2: Ameriprise Financial Corporation, Minneapolis, MN (76.09%); Genworth, Richmond, VA (5.71%).

VIP Growth Opportunities: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (31.01%); Genworth Financial, Richmond, VA (7.05%); Nationwide Financial, Columbus, OH (35.66%); Symetra, Bellevue, WA (7.77%).

VIP Growth Opportunities: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (29.90%).

VIP Growth Opportunities: Service Class: AXA Financial, New York, NY (5.02%); Nationwide Financial, Columbus, OH (52.23%); Phoenix, Hartford, CT (32.04%); Guardian Insurance & Annuity Company, Inc., Bethlehem, PA (5.27%).

VIP Growth Opportunities: Service Class 2: Aegon USA, Cedar Rapids, IA (29.89%); Allmerica Financial Crop., Worcester, MA (5.61%); Nationwide Financial, Columbus, OH (9.20%); Security Benefit, Topeka, KS (7.69%); Sun Life, Wellesley, MA (34.30%); American National Insurance Company, Galveston, TX (6.50%).

VIP Growth Stock: Initial Class: Fidelity Investments, Boston, MA (32.51%); Fidelity Investments Life Insurance Company, Boston, MA (61.41%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.74%).

VIP Growth Stock: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (94.32%).

VIP Growth Stock: Service Class: Fidelity Investments, Boston, MA (100.00%).

VIP Growth Stock Portfolio: Service Class 2: Fidelity Investments, Boston, MA (80.25%); Allstate Life Insurance Company, Bannockburn, IL (19.79%).

VIP High Income: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (25.40%); Nationwide Financial, Columbus, OH (22.31%); Allmerica Financial Corp., Worcester, MA (16.58%); American United Life Insurance Company, Indianapolis, IN (6.79%); MetLife, Hartford, CT (5.27%).

VIP High Income: Initial Class R: Fidelity Investments, Boston, MA (100.00%).

VIP High Income: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (78.04%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.86%).

VIP High Income: Service Class: Nationwide Financial: Columbus, OH (88.81%).

VIP High Income: Service Class R: Fidelity Investments, Boston, MA (100.00%).

VIP High Income: Service Class 2: Allmerica Financial Corp., Worcester, MA (7.11%); Allstate Life Insurance Company, Bannockbum, IL (10.03%); Ameritas, Lincoln, NE (15.51%); AXA Financial, New York, NY (8.38%); FBL Financial Group, West Des Moines, IA (7.60%); Midland National Life Insurance & Annuity Co., Sioux Falls, SD (7.44%); Nationwide Financial, Columbus, OH (16.67%); Western & Southern, Cincinnati, OH (14.17%).

VIP High Income: Service Class 2 R: Fidelity Investments, Boston, MA (100.00%).

VIP Index 500: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (32.95%); ING, Hartford, CT (6.90%).

VIP Index 500: Service Class: Protective Life Insurance Company, Birmingham, AL (9.90%); Sun Life, Boston, MA (40.88%); Zurich Insurance Group, Mercer Island, WA (49.22%).

VIP Index 500: Service Class 2: Allstate Life Insurance Company, Lincoln, NE (21.68%); American National, Galveston, TX (10.58%); Midland National Life Insurance & Annuity Co., Sioux Falls, SD (8.38%); Security Benefit, Topeka, KS (11.97%); The Horace Mann Companies, Springfield, IL (27.35%); Aegon USA, Cedar Rapids, IA (5.80%).

VIP International Capital Appreciation: Initial Class: Aegon USA, Cedar Rapids, IA (63.70%); Fidelity Investments, Boston, MA (35.48%).

VIP International Capital Appreciation: Initial Class R: Fidelity Investments Life Insurance Company, Boston, MA (87.29%); Empire Fidelity Investments Life Insurance Company, New York, NY (10.71%).

VIP International Capital Appreciation: Investor Class R: Fidelity Investments Life Insurance Company, Boston, MA (91.07%); Empire Fidelity Investments Life Insurance Company, New York, NY (8.49%).

VIP International Capital Appreciation: Service Class: Fidelity Investments, Boston, MA (100.00%).

VIP International Capital Appreciation: Service Class 2: Fidelity Investments, Boston, MA (86.62%); Great West, Englewood, CO (13.38%).

VIP International Capital Appreciation: Service Class 2 R: Fidelity Investments, Boston, MA (100.00%).

VIP International Capital Appreciation: Service Class R: Fidelity Investments, Boston, MA (100.00%).

VIP Investment Grade Bond: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (41.74%); AIG, New York, NY (5.56%).

VIP Investment Grade Bond: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (62.05%); Empire Fidelity Investments Life Insurance Company, Boston, MA (5.02%).

VIP Investment Grade Bond: Service Class: Nationwide Financial, Columbus, OH (97.07%).

VIP Investment Grade Bond: Service Class 2: Allstate Life Insurance Company, Lincoln, NE (9.68%); Ameriprise Financial Corporation, Minneapolis, MN (13.61%); Ameritas, Lincoln, NE (5.74%); Nationwide Financial, Columbus, OH (40.04%); Guardian Insurance & Annuity Company, Bethlehem, PA (10.73%).

VIP Mid Cap: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (53.69%); ING, Hartford, CT (14.21%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.00%); Mutual of America, New York, NY (5.20%).

VIP Mid Cap: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (89.18%); Empire Fidelity Investments Life Insurance Company, Boston, MA (6.87%).

VIP Mid Cap: Service Class: Ameriprise Financial Corporation, Minneapolis, MN (66.98%); Guardian Insurance & Annuity Company, Inc., Bethlehem, PA (14.00%); Nationwide Financial, Columbus, OH (10.91%).

VIP Mid Cap: Service Class 2: Ameriprise Financial Corporation, Minneapolis, MN (31.56%); Aegon USA, Cedar Rapids, IA (9.54%); MetLife, Hartford, CT (11.39%); Genworth Financial, Richmond, VA (5.51%); Nationwide Financial, Columbus, OH (5.45%); New York Life Group, New York, NY (5.46%); Northwestern Mutual Variable Life Insurance Company, Milwaukee, WI (5.43%).

VIP Money Market: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (57.91%); AIG, New York, NY (13.73%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.27%).

VIP Money Market: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (89.44%); Empire Fidelity Investments Life Insurance Company, New York, NY (8.86%).

VIP Money Market: Service Class: Sun Life, Boston, MA (91.08%); Woodmen of the World Life Insurance, Omaha, NE (5.64%).

VIP Money Market: Service Class 2: Allstate Life Insurance Company, Lincoln, NE (67.57%); Symetra, Bellevue, WA (15.07%); Allstate Life Insurance Company, Bannockburn, IL (9.24%).

VIP Overseas: Initial Class: Nationwide Financial, Columbus, OH (13.25%); Fidelity Investments Life Insurance Company, Boston, MA (13.25%); MetLife, Boston, MA (11.10%); ING, Hartford, CT (8.11%); American United Life Insurance Company, Indianapolis, IN (8.88%); Genworth Financial, Richmond, VA (5.90%).

VIP Overseas: Initial Class R: Fidelity Investments Life Insurance Company, Boston, MA (51.08%); Nationwide Financial, Columbus, OH (30.50%); Nationwide Financial, Newark, DE (13.72%).

VIP Overseas: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (75.38%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.68%).

VIP Overseas: Service Class: Ameriprise Financial Corporation, Minneapolis, MN (47.16%); Nationwide Financial, Columbus, OH (38.53%); Ameritas, Lincoln, NE (6.40%).

VIP Overseas: Service Class R: Nationwide Financial, Columbus, OH (98.65%).

VIP Overseas: Service Class 2: Ameriprise Financial Corporation, Minneapolis, MN (46.82%); Lincoln National, Fort Wayne, IN (20.11%); MetLife, Hartford, CT (6.04%); Allstate Life Insurance Company, Lincoln, NE (5.86%); Principal Financial Group, Des Moines, IA (5.17%).

VIP Overseas: Service Class 2 R: Nationwide Financial, Columbus, OH (99.99%).

VIP Real Estate: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (88.85%); Empire Fidelity Investments Life Insurance Company, New York, NY (7.80%).

VIP Real Estate: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (90.23%); Empire Fidelity Investments Life Insurance Company, New York, NY (9.53%).

VIP Real Estate: Service Class: Fidelity Investments, Boston, MA (99.99%).

VIP Real Estate: Service Class 2: Fidelity Investments, Boston, MA (98.80%).

VIP Strategic Income: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (89.32%); Empire Fidelity Investments Life Insurance Company, New York, NY (7.62%).

VIP Strategic Income: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (90.06%); Empire Fidelity Investments Life Insurance Company, New York, NY (9.87%).

VIP Strategic Income: Service Class: Fidelity Investments, Boston, MA (100.00%).

VIP Strategic Income: Service Class 2: Fidelity Investments, Boston, MA (99.99%).

VIP Value: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (40.02%).

VIP Value: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (56.56%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.16%).

VIP Value: Service Class: Nationwide Financial, Columbus, OH (56.42%); Fidelity Investments, Boston, MA (43.55%).

VIP Value: Service Class 2: AXA Financial, New York, NY (56.47%); American National Insurance Company, Galveston, TX (18.40%); Nationwide Financial, Columbus, OH (17.51%); Fidelity Investments, Boston, MA (7.66%).

VIP Value Leaders: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (88.15%); Fidelity Investments, Boston, MA (6.16%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.65%).

VIP Value Leaders: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (92.54%); Empire Fidelity Investments Life Insurance Company, New York, NY (7.14%).

VIP Value Leaders: Service Class: Fidelity Investments, Boston, MA (100.00%).

VIP Value Leaders: Service Class 2: Fidelity Investments, Boston, MA (70.18%); American National Insurance Company, Galveston, TX (29.81%).

VIP Value Strategies: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (84.41%); Empire Fidelity Investments Life Insurance Company, New York, NY (7.89%).

VIP Value Strategies: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (81.12%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.12%).

VIP Value Strategies: Service Class: Nationwide Financial, Columbus, OH (96.06%).

VIP Value Strategies: Service Class 2: Aegon USA, Cedar Rapids, IA (61.07%); Nationwide Financial, Columbus, OH (15.87%); Hartford Life Hartford, CT (5.51%); Allmerica Financial Corp., Worcester, MA (5.44%).

As of February 28, 2007, approximately 55.22% of VIP Growth & Income's total outstanding shares was held by Ameriprise Financial Corporation, Minneapolis, MN; approximately 37.04% of VIP Growth Opportunities Portfolio's total outstanding shares was held by Nationwide Financial, Columbus, OH; approximately 33.68% of VIP High Income's total outstanding shares was held by Nationwide Financial, Columbus, OH; approximately 30.33% of VIP Mid Cap's total outstanding shares was held by Ameriprise Financial Corporation, Minneapolis, MN; and approximately 28.72% of VIP Value Strategies' total outstanding shares was held by Aegon USA, Cedar Rapids, IA.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, Fidelity Investments Money Management, Inc. (FIMM), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., and FMR Co., Inc. (FMRC). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity International Investment Advisors (FIIA), Fidelity Investments Japan Limited (FIJ), and Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. At present, the primary business activities of FIL and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

Geode, a registered investment adviser, has principal offices at One Post Office Square, Boston, Massachusetts 02109, and is a wholly-owned subsidiary of Geode Capital Holdings, LLC. Geode was founded in January 2001 to develop and manage quantitative and investment strategies and to provide advisory and sub-advisory services.

FMR, FIMM, FMRC, FMR U.K., FRAC, FIJ, FIIA, FIIA(U.K.)L, Geode (the Investment Advisers), FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity and Geode investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Pursuant to an SEC exemptive order, FMR intends to act as a manager of managers with respect to VIP Disciplined Small Cap and VIP Index 500, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Subject to approval by the Board of Trustees of VIP Disciplined Small Cap and VIP Index 500 but without shareholder approval, FMR may replace or hire unaffiliated sub-advisers or amend the terms of their existing sub-advisory agreements, if any. In the event of approval of a new unaffiliated sub-adviser, shareholders of VIP Disciplined Small Cap and VIP Index 500 will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

Management Services (for all funds except VIP Disciplined Small Cap and VIP Index 500). Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management and Sub-Advisory Services (for VIP Disciplined Small Cap and VIP Index 500). FMR provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Geode serves as sub-adviser of each fund. Under its management contract with each fund, FMR acts as investment adviser. Under the sub-advisory agreement, and subject to the supervision of the Board of Trustees, Geode directs the investments of each fund in accordance with its investment objective, policies, and limitations.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent and pricing and bookkeeping agent, and the costs associated with securities lending, as applicable, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. Each fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fees. For the services of FMR under the management contract, VIP Index 500 pays FMR a monthly management fee at the annual rate of 0.10% of the fund's average net assets throughout the month.

For the services of FMR under the management contract, VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP International Capital Appreciation, VIP Investment Grade Bond, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies each pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

For the services of FMR under the management contract, VIP Money Market pays FMR a monthly management fee which has two components: a group fee and an income component.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

The following is the fee schedule for the income and money market funds.

INCOME/MONEY MARKET FUNDS
GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.3700%	$ 1 billion	.3700%
3	-		6.3400	50.2188
6	-		9.3100	100.1869
9	-		12.2800	150.1736
12	-		15.2500	200.1652
15	-		18.2200	250.1587
18	-		21.2000	300.1536
21	-		24.1900	350.1494
24	-		30.1800	400.1459
30	-		36.1750	450.1427
36	-		42.1700	500.1399
42	-		48.1650	550.1372
48	-		66.1600	600.1349
66	-		84.1550	650.1328
84	-		120.1500	700.1309
120	-		156.1450	750.1291
156	-		192.1400	800.1275
192	-		228.1350	850.1260
228	-		264.1300	900.1246
264	-		300.1275	950.1233
300	-		336.1250	1,000.1220
336	-		372.1225	1,050.1209
372	-		408.1200	1,100.1197
408	-		444.1175	1,150.1187
444	-		480.1150	1,200.1177
480	-		516.1125	1,250.1167
516	-		587.1100	1,300.1158
587	-		646.1080	1,350.1149
646	-		711.1060	1,400.1141
711	-		782.1040
782	-		860.1020
860	-		946.1000
946	-		1,041.0980
1,041	-		1,145.0960
1,145	-		1,260.0940
Over			1,260.0920

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,177 billion of group net assets - the approximate level for December 2006 - was 0.1181%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,177 billion.

For VIP Money Market, one-twelfth of the group fee rate is applied to the fund's average net assets for the month, giving a dollar amount which is the fee for that month to which the income component is added.

The income component for each month is the sum of an income-based fee and an asset-based fee as follows:

If the fund's annualized gross yield is:
Equal To or Greater Than	But Less Than	Income-Based Fee	Annual Asset-Based Fee Rate
0.00%	1.00%	2% of Monthly Gross Income	0.05%
1.00%	3.00%	zero	0.07%
3.00%	11.00%	2% of Monthly Gross Income	0.01%
11.00%	13.00%	zero	0.23%
13.00%	15.00%	2% of Monthly Gross Income	(0.03)%
15.00%	--	zero	0.27%

Gross income, for this purpose, includes interest accrued and/or discount earned (including both original issue discount and market discount) on portfolio obligations, less amortization of premium on portfolio obligations. Annualized gross yield is determined by dividing the fund's gross income for the month by the average daily net assets of the fund and dividing the result by the number of days in the month divided by 365 days. One-twelfth of the annual asset-based fee rate is applied to the fund's average net assets for the month, and the resulting dollar amount (positive or negative) is the asset-based fee for that month.

The following is the fee schedule for the growth, growth & income, and asset allocation funds.

GROWTH/GROWTH & INCOME/ASSET ALLOCATION FUNDS
GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-		6.4900	50.3823
6	-		9.4600	100.3512
9	-		12.4300	150.3371
12	-		15.4000	200.3284
15	-		18.3850	250.3219
18	-		21.3700	300.3163
21	-		24.3600	350.3113
24	-		30.3500	400.3067
30	-		36.3450	450.3024
36	-		42.3400	500.2982
42	-		48.3350	550.2942
48	-		66.3250	600.2904
66	-		84.3200	650.2870
84	-		102.3150	700.2838
102	-		138.3100	750.2809
138	-		174.3050	800.2782
174	-		210.3000	850.2756
210	-		246.2950	900.2732
246	-		282.2900	950.2710
282	-		318.2850	1,000.2689
318	-		354.2800	1,050.2669
354	-		390.2750	1,100.2649
390	-		426.2700	1,150.2631
426	-		462.2650	1,200.2614
462	-		498.2600	1,250.2597
498	-		534.2550	1,300.2581
534	-		587.2500	1,350.2566
587	-		646.2463	1,400.2551
646	-		711.2426
711	-		782.2389
782	-		860.2352
860	-		946.2315
946	-		1,041.2278
1,041	-		1,145.2241
1,145	-		1,260.2204
Over			1,260.2167

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,177 billion of group net assets - the approximate level for December 2006 - was 0.2621%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,177 billion.

The individual fund fee rate for each of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP International Capital Appreciation, VIP Investment Grade Bond, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies is set forth in the following table. Based on the average group net assets of the funds advised by FMR for December 2006, each fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
VIP Aggressive Growth	0.2621%	+	0.3500%	=	0.6121%
VIP Asset Manager	0.2621%	+	0.2500%	=	0.5121%
VIP Asset Manager: Growth	0.2621%	+	0.3000%	=	0.5621%
VIP Balanced	0.2621%	+	0.1500%	=	0.4121%
VIP Contrafund	0.2621%	+	0.3000%	=	0.5621%
VIP Disciplined Small Cap	0.2621%	+	0.4500%	=	0.7121%
VIP Dynamic Capital Appreciation	0.2621%	+	0.3000%	=	0.5621%
VIP Equity-Income	0.2621%	+	0.2000%	=	0.4621%
VIP Growth	0.2621%	+	0.3000%	=	0.5621%
VIP Growth & Income	0.2621%	+	0.2000%	=	0.4621%
VIP Growth Opportunities	0.2621%	+	0.3000%	=	0.5621%
VIP Growth Stock	0.2621%	+	0.3000%	=	0.5621%
VIP High Income	0.1181%	+	0.4500%	=	0.5681%
VIP International Capital Appreciation	0.2621%	+	0.4500%	=	0.7121%
VIP Investment Grade Bond	0.1181%	+	0.2000%	=	0.3181%
VIP Mid Cap	0.2621%	+	0.3000%	=	0.5621%
VIP Overseas	0.2621%	+	0.4500%	=	0.7121%
VIP Real Estate	0.2621%	+	0.3000%	=	0.5621%
VIP Strategic Income	0.1181%	+	0.4500%	=	0.5681%
VIP Value	0.2621%	+	0.3000%	=	0.5621%
VIP Value Leaders	0.2621%	+	0.3000%	=	0.5621%
VIP Value Strategies	0.2621%	+	0.3000%	=	0.5621%

One-twelfth of the management fee rate is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by VIP Aggressive Growth, VIP Asset Manager, VIP Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP International Capital Appreciation, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies to FMR for the past three fiscal years, as applicable.

Fund	Fiscal Years Ended December 31	Management Fees Paid to FMR
VIP Aggressive Growth	2006	$ 125,204
	2005	$ 85,719
	2004	$ 61,803
VIP Asset Manager	2006	$ 11,907,606
	2005	$ 13,602,603
	2004	$ 15,228,347
VIP Asset Manager: Growth	2006	$ 1,402,940
	2005	$ 1,645,214
	2004	$ 1,905,182
VIP Balanced	2006	$ 1,611,736
	2005	$ 1,414,139
	2004	$ 1,470,347
VIP Contrafund	2006	$ 106,556,930
	2005	$ 81,763,602
	2004	$ 64,250,053
VIP Dynamic Capital Appreciation	2006	$ 602,746
	2005	$ 232,802
	2004	$ 193,526
VIP Equity-Income	2006	$ 51,498,631
	2005	$ 50,995,618
	2004	$ 50,339,584
VIP Growth	2006	$ 43,960,841
	2005	$ 51,256,288
	2004	$ 58,590,211
VIP Growth & Income	2006	$ 7,369,711
	2005	$ 7,365,883
	2004	$ 7,335,808
VIP Growth Opportunities	2006	$ 3,275,689
	2005	$ 3,860,769
	2004	$ 4,230,844
VIP Growth Stock	2006	$ 141,829
	2005	$ 87,394
	2004	$ 35,639
VIP High Income	2006	$ 7,904,598
	2005	$ 9,138,183
	2004	$ 10,407,413
VIP International Capital Appreciation	2006	$ 269,846
	2005	$ 44,674
	2004*	$ 389
VIP Investment Grade Bond	2006	$ 5,698,418
	2005	$ 5,995,165
	2004	$ 6,787,838
VIP Mid Cap	2006	$ 38,457,884
	2005	$ 27,032,934
	2004	$ 17,263,105
VIP Money Market	2006	$ 4,582,492
	2005	$ 3,053,839
	2004	$ 3,278,063
VIP Overseas	2006	$ 21,497,437
	2005	$ 17,341,800
	2004	$ 15,178,054
VIP Real Estate	2006	$ 1,107,272
	2005	$ 897,040
	2004	$ 493,539
VIP Strategic Income	2006	$ 1,124,276
	2005	$ 809,768
	2004	$ 271,033
VIP Value	2006	$ 327,306
	2005	$ 81,423
	2004	$ 26,508
VIP Value Leaders	2006	$ 349,764
	2005	$ 114,147
	2004	$ 33,557
VIP Value Strategies	2006	$ 2,369,855
	2005	$ 2,594,389
	2004	$ 2,896,308

* VIP International Capital Appreciation commenced operations on December 22, 2004.

Sub-Adviser - Geode. VIP Disciplined Small Cap and VIP Index 500 and FMR have entered into sub-advisory agreements with Geode. Pursuant to the sub-advisory agreements, FMR has granted Geode investment management authority as well as the authority to buy and sell securities.

Under the sub-advisory agreements, for providing investment management services to VIP Disciplined Small Cap and VIP Index 500, FMR pays Geode fees at an annual rate of 0.225% of the average net assets of each fund.

The following table shows the amount of management fees paid by VIP Disciplined Small Cap and VIP Index 500 to FMR, and sub-advisory fees paid by FMR, on behalf of each fund, to Geode for the past three fiscal years.

Fund	Fiscal Years Ended December 31	Management Fees Paid to FMR	Sub-Advisory Fees Paid by FMR to Geode
VIP Disciplined Small Cap	2006	$ 81,566	$ 25,940
	2005*	$ 572	$ 179
VIP Index 500	2006	$ 2,850,812	$ 285,108
	2005	$ 3,813,689	$ 281,761
	2004	$ 7,048,607	$ 527,201

* VIP Disciplined Small Cap commenced operations on December 27, 2005.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns and yield, and repayment of the reimbursement by a class will lower its returns and yield.

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




Sub-Adviser - FIMM. On behalf of VIP Investment Grade Bond and VIP Money Market, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing investments for each fund. On behalf of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing certain types of investments for each fund.

Under the terms of the sub-advisory agreements for VIP Investment Grade Bond and VIP Money Market, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with each fund. Under the terms of the sub-advisory agreements for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income, FMR pays FIMM fees equal to 50% of the management fee payable to FMR with respect to that portion of the fund's assets that is managed by FIMM. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Fees paid to FIMM by FMR on behalf of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Investment Grade Bond, VIP Money Market, and VIP Strategic Income, for the past three fiscal years are shown in the following table.

Fund	Fiscal Year Ended December 31	Fees Paid to FIMM
VIP Asset Manager	2006	$ 2,013,004
	2005	$ 2,036,475
	2004	$ 1,931,561
VIP Asset Manager: Growth	2006	$ 133,302
	2005	$ 92,373
	2004	$ 114,549
VIP Balanced	2006	$ 223,857
	2005	$ 217,171
	2004	$ 221,466
VIP Investment Grade Bond	2006	$ 2,850,552
	2005	$ 3,055,018
	2004	$ 3,394,037
VIP Money Market	2006	$ 2,285,788
	2005	$ 1,504,917
	2004	$ 1,638,935
VIP Strategic Income	2006	$ 150,800
	2005	$ 85,395
	2004	$ 20,826

Sub-Adviser - FMRC. On behalf of VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP International Capital Appreciation, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund. On behalf of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for each fund. On behalf of VIP Disciplined Small Cap and VIP Index 500, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for the fund.

Under the terms of the sub-advisory agreements for VIP Aggressive Growth, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP International Capital Appreciation, VIP Index 500, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR pays FMRC fees equal to 50% of the management fee payable to FMR under its management contract with each fund. Under the terms of the sub-advisory agreements for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income, FMR pays FMRC fees equal to 50% of the management fee payable to FMR with respect to that portion of the fund's assets that is managed by FMRC. The fees paid to FMRC are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

No fees were paid to FMRC on behalf of VIP Index 500 for the past three fiscal years.

Fees paid to FMRC by FMR on behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP International Capital Appreciation, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies for the past three fiscal years are shown in the following table.

Fund	Fiscal Year Ended December 31	Fees Paid to FMRC
VIP Aggressive Growth	2006	$ 62,564
	2005	$ 40,932
	2004	$ 30,900
VIP Asset Manager	2006	$ 4,010,575
	2005	$ 4,905,394
	2004	$ 5,732,890
VIP Asset Manager: Growth	2006	$ 578,715
	2005	$ 751,123
	2004	$ 844,517
VIP Balanced	2006	$ 567,373
	2005	$ 493,187
	2004	$ 512,811
VIP Contrafund	2006	$ 53,275,623
	2005	$ 39,872,200
	2004	$ 32,122,770
VIP Disciplined Small Cap	2006	$ 40,787
	2005*	$ 285
VIP Dynamic Capital Appreciation	2006	$ 301,318
	2005	$ 105,178
	2004	$ 96,726
VIP Equity-Income	2006	$ 25,750,672
	2005	$ 51,148,557
	2004	$ 25,166,392
VIP Growth	2006	$ 21,978,963
	2005	$ 25,892,867
	2004	$ 29,292,316
VIP Growth & Income	2006	$ 3,684,818
	2005	$ 3,685,928
	2004	$ 3,667,519
VIP Growth Opportunities	2006	$ 1,632,415
	2005	$ 1,942,376
	2004	$ 2,115,228
VIP Growth Stock	2006	$ 70,911
	2005	$ 38,131
	2004	$ 17,817
VIP High Income	2006	$ 3,953,483
	2005	$ 4,648,310
	2004	$ 5,203,631
VIP International Capital Appreciation	2006	$ 134,573
	2005	$ 16,787
	2004**	$ 195
VIP Mid Cap	2006	$ 19,221,517
	2005	$ 13,054,724
	2004	$ 8,629,985
VIP Overseas	2006	$ 10,726,077
	2005	$ 8,551,817
	2004	$ 7,579,003
VIP Real Estate	2006	$ 553,595
	2005	$ 444,996
	2004	$ 246,734
VIP Strategic Income	2006	$ 319,327
	2005	$ 237,704
	2004	$ 75,351
VIP Value	2006	$ 163,623
	2005	$ 33,891
	2004	$ 13,254
VIP Value Leaders	2006	$ 174,868
	2005	$ 47,717
	2004	$ 16,777
VIP Value Strategies	2006	$ 1,184,878
	2005	$ 1,321,944
	2004	$ 1,447,550

* VIP Disciplined Small Cap commenced operations on December 27, 2005.

** VIP International Capital Appreciation commenced operations on December 22, 2004.

Sub-Advisers - FIIA and FIIA(U.K.)L. On behalf of VIP Investment Grade Bond and VIP Money Market, FIMM has entered into a master international fixed-income research agreement with FIIA. On behalf of VIP Investment Grade Bond and VIP Money Market, FIIA, in turn, has entered into a fixed-income sub-research agreement with FIIA(U.K.)L. Pursuant to the fixed-income research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Under the terms of the master international fixed-income research agreement, FIMM pays FIIA an amount based on a fund's net assets relative to the assets of other registered investment companies with which FMR or FIMM has management contracts. Under the terms of the fixed-income sub-research agreement, FIIA pays FIIA(U.K.)L an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

For the past three fiscal years, no fees were paid to FIIA (U.K.)L. on behalf of VIP Investment Grade Bond and VIP Money Market for providing investment advice and research services pursuant to the fixed-income research agreements.

For providing investment advice and research services pursuant to the fixed-income research agreements, fees paid to FIIA on behalf of VIP Investment Grade Bond and VIP Money Market for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FIIA
VIP Investment Grade Bond
2006	$ 250
2005	$ 6,183
2004	$ 0
VIP Money Market
2006	$ 10,312
2005	$ 8,502
2004	$ 0

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP International Capital Appreciation, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into a master international research agreement with FIIA. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP International Capital Appreciation, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States.

Under the terms of the master international research agreement, FMR pays FIIA an amount based on a fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the terms of the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

For the past three fiscal years, no fees were paid to FIIA(U.K.)L and FIJ on behalf of the funds for providing investment advice and research services pursuant to the research agreements.

For providing investment advice and research services pursuant to the research agreements, fees paid to FIIA on behalf of the funds for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FIIA
VIP Aggressive Growth
2006	$ 435
2005	$ 245
2004	$ 331
VIP Asset Manager
2006	$ 0
2005	$ 0
2004	$ 68,456
VIP Asset Manager: Growth
2006	$ 7,234
2005	$ 8,006
2004	$ 12,063
VIP Balanced
2006	$ 4,196
2005	$ 4,047
2004	$ 6,368
VIP Contrafund
2006	$ 659,355
2005	$ 751,578
2004	$ 837,925
VIP Dynamic Capital Appreciation
2006	$ 0
2005	$ 0
2004	$ 442
VIP Equity-Income
2006	$ 195,169
2005	$ 333,786
2004	$ 476,158
VIP Growth
2006	$ 187,865
2005	$ 220,535
2004	$ 435,913
VIP Growth & Income
2006	$ 20,107
2005	$ 30,795
2004	$ 26,673
VIP Growth Opportunities
2006	$ 6,102
2005	$ 7,754
2004	$ 14,372
VIP Growth Stock
2006	$ 589
2005	$ 502
2004	$ 108
VIP High Income
2006	$ 24,287
2005	$ 53,617
2004	$ 71,592
VIP International Capital Appreciation
2006	$ 7,586
2005	$ 1,982
2004	$ 0
VIP Mid Cap
2006	$ 292,138
2005	$ 355,592
2004	$ 236,789
VIP Overseas
2006	$ 726,434
2005	$ 832,478
2004	$ 977,130
VIP Real Estate
2006	$ 24
2005	$ 0
2004	$ 0
VIP Strategic Income
2006	$ 9,882
2005	$ 12,102
2004	$ 5,476
VIP Value
2006	$ 487
2005	$ 253
2004	$ 84
VIP Value Leaders
2006	$ 827
2005	$ 223
2004	$ 59
VIP Value Strategies
2006	$ 6,409
2005	$ 10,273
2004	$ 25,348

Sub-Adviser - FRAC. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP International Capital Appreciation, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR and FRAC have entered into a research agreement. Pursuant to the research agreement, FRAC provides investment advice and research services on domestic issuers. The Board of Trustees approved the new research agreement with FRAC on January 19, 2006.

Under the terms of the research agreement, FMR, FMRC, and FIMM pay FRAC a monthly fee equal to 110% of FRAC's costs incurred in providing investment advice and research services for each fund.

Fees paid to FRAC on behalf of each fund for the past fiscal year are shown in the following table.

Fund	Fiscal Year Ended December 31	Fees Paid to FRAC
VIP Aggressive Growth	2006	$ 4,373
VIP Asset Manager	2006	$ 434,606
VIP Asset Manager: Growth	2006	$ 45,760
VIP Balanced	2006	$ 87,327
VIP Contrafund	2006	$ 4,152,229
VIP Dynamic Capital Appreciation	2006	$ 21,192
VIP Equity-Income	2006	$ 2,384,771
VIP Growth	2006	$ 1,432,046
VIP Growth & Income	2006	$ 302,300
VIP Growth Opportunities	2006	$ 111,511
VIP Growth Stock	2006	$ 3,291
VIP High Income	2006	$ 276,048
VIP International Capital Appreciation	2006	$ 8,926
VIP Investment Grade Bond	2006	$ 387,548
VIP Mid Cap	2006	$ 1,452,482
VIP Money Market	2006	$ 466,215
VIP Overseas	2006	$ 647,118
VIP Real Estate	2006	$ 52,579
VIP Strategic Income	2006	$ 47,009
VIP Value	2006	$ 16,191
VIP Value Leaders	2006	$ 15,485
VIP Value Strategies	2006	$ 89,411

Sub-Advisers - FMR U.K., FRAC, FIIA, FIIA(U.K.)L, and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP International Capital Appreciation, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into sub-advisory agreements with FMR U.K. and FRAC. On behalf of VIP High Income and VIP Strategic Income, FMR has entered into a sub-advisory agreement with FRAC. On behalf of VIP Overseas, FMR has entered into sub-advisory agreements with FIIA. On behalf of VIP Overseas and VIP Strategic Income, FIIA, in turn, has entered into sub-advisory agreements with FIIA(U.K.)L and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP International Capital Appreciation, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, FRAC has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services).

Under the terms of the sub-advisory agreements, for providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

  FMR pays FMR U.K. fees equal to 110% of FMR U.K.'s costs incurred in connection with providing investment advice and research services.
  FMR pays FRAC fees equal to 105% of FRAC's costs incurred in connection with providing investment advice and research services.
  FMR pays FIIA a fee equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.
  FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing investment advice and research services.
  FIIA pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advice and research services.
  FRAC pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FRAC.

On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP International Capital Appreciation, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, under the terms of the sub-advisory agreements, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

  FMR pays FMR U.K. a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FMR pays FRAC a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FMR pays FIIA a fee equal to 57% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FIIA pays FIIA(U.K.)L a fee equal to a percentage of the fund's monthly average net assets managed by FIIA(U.K.)L on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIIA(U.K.)L on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIIA(U.K.)L on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIIA(U.K.)L (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the following graduated fee rate schedule.
Average Group Assets			Annualized Fee Rate
from $0	-	500 million	0.30%
$500 million	-	$1 billion	0.25%
over		$1 billion	0.20%

FIIA(U.K.)L's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

  FIIA pays FIJ a fee equal to a percentage of the fund's monthly average net assets managed by FIJ on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIJ on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIJ on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIJ (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the following graduated fee rate schedule.
Average Group Assets			Annualized Fee Rate
from $0	-	$200 million	0.30%
$200 million	-	$500 million	0.25%
over		$500 million	0.20%

FIJ's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

  FRAC pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advisory and order execution services for a fund to FRAC.

For the past three fiscal years, no fees were paid to FMR U.K., FRAC, and FIJ on behalf of the funds (except VIP Value Strategies), for providing non-discretionary investment management and research services pursuant to the sub-advisory agreements.

For providing non-discretionary investment advice and research services pursuant to the sub-advisory agreements, fees paid to FRAC and FIJ on behalf of VIP Value Strategies for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FRAC	FIJ
VIP Value Strategies
2006	$ 0	$ 0
2005	$ 0	$ 0
2004	$ 140	$ 810

For the past three fiscal years, no fees were paid to FMR U.K. on behalf of the funds for providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements.

For the past three fiscal years, no fees were paid to FRAC and FIJ on behalf of VIP High Income and VIP Strategic Income for providing non-discretionary or discretionary services pursuant to the sub-advisory agreements.

For providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements, fees paid to FIIA and FIIA (U.K.)L on behalf of VIP Strategic Income are shown in the following table.

Fiscal Year Ended December 31	FIIA	FIIA (U.K.)L
VIP Strategic Income
2006	$ 23,098	$ 62,881
2005	$ 0	$ 0
2004	$ 0	$ 0

For providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements, fees paid to FRAC and FIJ on behalf of the funds for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FRAC	Fees paid by FRAC to FIJ
VIP Aggressive Growth
2006	$ 30	$ 1,161
2005	$ 1	$ 216
2004	$ 1	$ 162
VIP Asset Manager
2006	$ 1,840	$ 7,884
2005	$ 566	$ 28,674
2004	$ 911	$ 33,804
VIP Asset Manager: Growth
2006	$ 258	$ 3,672
2005	$ 164	$ 5,103
2004	$ 171	$ 3,888
VIP Balanced
2006	$ 14	$ 2,241
2005	$ 3	$ 972
2004	$ 0	$ 0
VIP Contrafund
2006	$ 2,677	$ 6,129
2005	$ 1,121	$ 2,160
2004	$ 550	$ 864
VIP Dynamic Capital Appreciation
2006	$ 1	$ 0
2005	$ 12	$ 378
2004	$ 7	$ 216
VIP Equity-Income
2006	$ 95	$ 216
2005	$ 551	$ 675
2004	$ 283	$ 351
VIP Growth
2006	$ 2,907	$ 4,266
2005	$ 639	$ 2,241
2004	$ 291	$ 162
VIP Growth & Income
2006	$ 281	$ 1,026
2005	$ 138	$ 1,026
2004	$ 0	$ 0
VIP Growth Opportunities
2006	$ 5,528	$ 3,618
2005	$ 45	$ 108
2004	$ 291	$ 162
VIP Growth Stock
2006	$ 9	$ 783
2005	$ 4	$ 513
2004	$ 1	$ 27
VIP International Capital Appreciation
2006	$ 325	$ 8,937
2005	$ 67	$ 9,126
2004	$ 0	$ 486
VIP Mid Cap
2006	$ 5,745	$ 9,720
2005	$ 3,686	$ 15,660
2004	$ 1,298	$ 5,265
VIP Overseas
2006	$ 22,166	$ 20,358
2005	$ 10,064	$ 14,067
2004	$ 9,266	$ 11,070
VIP Real Estate
2006	$ 2	$ 27
2005	$ 0	$ 0
2004	$ 0	$ 0
VIP Value
2006	$ 1	$ 54
2005	$ 0	$ 0
2004	$ 0	$ 0
VIP Value Leaders
2006	$ 7	$ 270
2005	$ 1	$ 108
2004	$ 0	$ 0
VIP Value Strategies
2006	$ 73	$ 972
2005	$ 132	$ 486
2004	$ 140	$ 810

Steven Calhoun is the portfolio manager of VIP Aggressive Growth and receives compensation for his services. William Danoff is the portfolio manager of VIP Contrafund and receives compensation for his services. J. Fergus Shiel is the portfolio manager of VIP Dynamic Capital Appreciation and receives compensation for his services. Stephen Petersen is the portfolio manager of VIP Equity-Income and receives compensation for his services. Jason Weiner is the portfolio manager of VIP Growth and receives compensation for his services. James Catudal is the portfolio manager of VIP Growth & Income and receives compensation for his services. John Porter is the portfolio manager of VIP Growth Opportunities and receives compensation for his services. Brian Hanson is the portfolio manager of VIP Growth Stock and receives compensation for his services. Tom Allen is the portfolio manager of VIP Mid Cap and receives compensation for his services. Richard Fentin is the portfolio manager of VIP Value and receives compensation for his services. Charles Hebard is the portfolio manager of VIP Value Leaders and receives compensation for his services. Matthew Friedman is the portfolio manager of VIP Value Strategies and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the benchmark index identified below for the fund, and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the peer groups identified below for the fund. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

Fund	Benchmark Index	Lipper Peer Group	Morningstar Peer Group
VIP Aggressive Growth	Russell Midcap Growth Index	N/A	Mid Cap Growth
VIP Contrafund	S&P 500 Index	N/A	Large Cap Value; Large Cap Blend; Large Cap Growth; Mid Cap Value; Mid Cap Blend; Mid Cap Growth
VIP Dynamic Capital Appreciation	S&P 500 Index	N/A	Large Cap Value; Large Cap Blend; Large Cap Growth; Mid Cap Value; Mid Cap Blend; Mid Cap Growth
VIP Equity-Income	Russell 3000 Value Index	Lipper Equity Income Objective 	N/A
VIP Growth	Russell 3000 Growth Index	N/A	Large Cap Growth; Mid Cap Growth
VIP Growth & Income	S&P 500 Index	N/A	Large Cap Blend
VIP Growth Opportunities	S&P 500 Index	N/A	Large Cap Growth; Mid Cap Growth
VIP Growth Stock	Russell 1000 Growth Index	N/A	Large Cap Growth
VIP Mid Cap	S&P Midcap 400 Index	N/A	Mid Cap Blend
VIP Value	Russell 3000 Value Index	N/A	Large Cap Value
VIP Value Leaders	Russell 1000 Value Index	N/A	Large Cap Value
VIP Value Strategies	Russell Midcap Value Index	N/A	Mid Cap Value

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Calhoun as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 3,829	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 3,764	none	none

* Includes VIP Aggressive Growth ($22 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Aggressive Growth beneficially owned by Mr. Calhoun was none.

The following table provides information relating to other accounts managed by Mr. Danoff as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 97,048	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 68,576	none	none

* Includes VIP Contrafund ($20,895 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Contrafund beneficially owned by Mr. Danoff was none.

The following table provides information relating to other accounts managed by Mr. Shiel as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 9,428	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 8,699	none	none

* Includes VIP Dynamic Capital Appreciation ($107 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Dynamic Capital Appreciation beneficially owned by Mr. Shiel was none.

The following table provides information relating to other accounts managed by Mr. Petersen as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 68,439	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Equity-Income ($12,001 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Equity-Income beneficially owned by Mr. Petersen was $100,001 - $500,000.

The following table provides information relating to other accounts managed by Mr. Weiner as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 13,202	none	$ 2,849
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Growth ($7,206 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Growth beneficially owned by Mr. Weiner was none.

The following table provides information relating to other accounts managed by Mr. Catudal as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,132	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 848	none	none

* Includes VIP Growth & Income ($1,521 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Growth & Income beneficially owned by Mr. Catudal was none.

The following table provides information relating to other accounts managed by Mr. Porter as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 3,456	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,895	none	none

* Includes VIP Growth Opportunities ($561 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Growth Opportunities beneficially owned by Mr. Porter was none.

The following table provides information relating to other accounts managed by Mr. Hanson as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 37	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Growth Stock ($17 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Growth Stock beneficially owned by Mr. Hanson was none.

The following table provides information relating to other accounts managed by Mr. Allen as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 9,771	none	$ 767
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Mid Cap ($7,309 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Mid Cap beneficially owned by Mr. Allen was none.

The following table provides information relating to other accounts managed by Mr. Fentin as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 18,480	none	$ 1,209
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 18,254	none	none

* Includes VIP Value ($81 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Value beneficially owned by Mr. Fentin was none.

The following table provides information relating to other accounts managed by Mr. Hebard as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 3,165	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 398	none	none

* Includes VIP Value Leaders ($78 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Value Leaders beneficially owned by Mr. Hebard was none.

The following table provides information relating to other accounts managed by Mr. Friedman as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,220	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Value Strategies ($450 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Value Strategies beneficially owned by Mr. Friedman was none.

Sam Wald is the portfolio manager of VIP Real Estate and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR real estate funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Real Estate is based on the pre-tax investment performance of the fund measured against the Dow Jones Wilshire Real Estate Securities Index and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Lipper Real Estate Objective, adjusted by FMR to exclude the performance of international real estate funds. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Wald as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 602	$ 398	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Real Estate ($265 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Real Estate beneficially owned by Mr. Wald was none.

Graeme Rockett is the portfolio manager of VIP Overseas and receives compensation for his services. Darren Maupin is the portfolio manager of VIP International Capital Appreciation and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR international equity funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over each portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a Morningstar peer group. A smaller, subjective component of each portfolio manager's bonus is based on each portfolio manager's overall contribution to management of FMR. The portion of Mr. Rockett's bonus that is linked to the investment performance of VIP Overseas is based on the pre-tax investment performance of the fund measured against the MSCI® EAFE Index (net MA tax) and the pre-tax investment performance of the fund (based on the performance of the fund's Initial Class) within the Morningstar Foreign Large Cap Blend Category. The portion of Mr. Maupin's bonus that is linked to the investment performance of VIP International Capital Appreciation is based on the fund's pre-tax investment performance measured against the MSCI All Country World ex US Index (net MA tax) and the pre-tax investment performance of the fund (based on the performance of the fund's Initial Class) within the Morningstar® Foreign Large Cap Value, Foreign Large Cap Blend, and Foreign Large Cap Growth Categories. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Rockett as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,470	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,214	none	none

* Includes VIP Overseas ($3,256 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Overseas beneficially owned by Mr. Rockett was none.

The following table provides information relating to other accounts managed by Mr. Maupin as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	7	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 2,455	$ 760	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,831	none	none

* Includes VIP International Capital Appreciation ($45 (in millions) assets managed), assets of VIP Asset Manager ($96 (in millions) assets managed), and assets of VIP Asset Manager: Growth ($12 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP International Capital Appreciation beneficially owned by Mr. Maupin was none, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. Maupin was none, and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Maupin was none.

Richard Habermann and Derek Young are the co-managers of VIP Asset Manager and VIP Asset Manager: Growth and receive compensation for their services. As of December 31, 2006, (April 30, 2007 for Mr. Young) portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each co-manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each co-manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) how the portfolio manager allocates the assets of funds and accounts among their asset classes, which results in monthly impact scores, as described below. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. Each co-manager also receives a monthly impact score for each month of his tenure as manager of a fund or account. The monthly impact scores are weighted according to his tenure on his fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. A smaller, subjective component of Mr. Habermann's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of each co-manager's bonus that is linked to the investment performance of VIP Asset Manager and VIP Asset Manager: Growth is based on each fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index (described below), on which the fund's target asset allocation is based. The portion of each co-manager's bonus that is based on impact scores is based on how he allocates each fund's assets among the stock, bond, and short-term/money market asset classes, which are represented by the components of the Asset Manager 50% Composite Index and the Asset Manager 70% Composite Index. The components of the Asset Manager 50% Composite Index and their relative weightings in VIP Asset Manager's neutral mix are 45% Dow Jones Wilshire 5000; 5% MSCI EAFE Index (net MA tax); 40% Lehman® Brothers Aggregate Bond Index; and 10% Lehman Brothers 3-Month US Treasury Bill Index. The components of the Asset Manager 70% Composite Index and their relative weightings in VIP Asset Manager: Growth's neutral mix are 60% Dow Jones Wilshire 5000; 10% MSCI EAFE Index (net MA tax); 25% Lehman Brothers Aggregate Bond Index; and 5% Lehman Brothers 3-Month US Treasury Bill Index. Each co-manager's bonus is based on the percentage of each fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score.

Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

Mr. Young was appointed co-manager of the funds effective April 2, 2007. Information with respect to his holdings and other accounts managed will be updated in a supplement to this SAI.

The following table provides information relating to other accounts managed by Mr. Habermann as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 17,749	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Asset Manager ($2,187 (in millions) assets managed) and VIP Asset Manager: Growth ($230 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. Habermann was none, and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Habermann was none.

The co-managers have allocated assets of each fund to certain central funds and sub-portfolios. As of the date of this SAI, the stock, bond and short-term/money market asset classes of each fund are invested in the following central funds and sub-portfolios:

Central Fund/Sub-Portfolio	Portfolio Manager
Stock Class
Equity sub-portfolio	Robert Bertelson
International equity sub-portfolio	Darren Maupin
Bond Class
Floating Rate Central Fund 	Harley Lank
High Income Central Fund	Matthew Conti
VIP Investment Grade Central Fund	Ford O'Neil
Money Market/Short-Term Class
Money Market Central Fund 	Kim Miller

As of December 31, 2006, the equity sub-portfolio, the international equity sub-portfolio, VIP Investment Grade Central Fund and Floating Rate Central Fund represent the largest percentage of VIP Asset Manager's assets. As of December 31, 2006, the equity sub-portfolio, the international equity sub-portfolio, VIP Investment Grade Central Fund and High Income Central Fund 1 represent the largest percentage of VIP Asset Manager: Growth's assets. The central fund portfolio managers are compensated for the management of their respective central funds, and are not separately compensated for their services to VIP Asset Manager and VIP Asset Manager: Growth.

Robert Bertelson manages the equity sub-portfolio of each fund and receives compensation for his services. Darren Maupin manages the international equity sub-portfolio of each fund and receives compensation for his services. Ford O'Neil is the portfolio manager of VIP Investment Grade Central Fund and receives compensation for his services. Harley Lank is the portfolio manager of Floating Rate Central Fund and receives compensation for his services. Matthew Conti is the portfolio manager High Income Central Fund 1 and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates.

The primary components of Mr. Bertelson's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of each fund is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the Dow Jones Wilshire 5000 Index, and within the Morningstar Large Cap Value, Large Cap Blend, Large Cap Growth, Mid Cap Value, Mid Cap Blend, and Mid Cap Growth Categories.

The primary components of Mr. Maupin's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR international equity funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a Morningstar peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of each fund is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the MSCI EAFE Index (net MA tax), and within the Morningstar Foreign Large Cap Blend, Foreign Large Cap Value and Foreign Large Cap Growth Categories.

The primary components of Mr. O'Neil's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over his tenure on those fund(s) and account(s) over a measurement period, that initially is contemporaneous with his tenure, but that eventually encompasses a rolling period of up to three years. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. O'Neil's bonus that is linked to the investment performance of VIP Investment Grade Central Fund is based on the fund's pre-tax investment performance measured against the Lehman Brothers Aggregate Bond Index.

The primary components of Mr. Lank's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index or a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over his tenure on those fund(s) and account(s) over a measurement period, that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to five years for the comparison to a defined peer group. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. Lank's bonus that is linked to the investment performance of Floating Rate Central Fund is based on the fund's pre-tax investment performance measured against the Lipper Loan Participation Objective.

The primary components of Mr. Conti's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index or within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over his tenure on those fund(s) and account(s) over a measurement period, that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to five years for the comparison to a defined peer group. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. Conti's bonus that is linked to the investment performance of High Income Central Fund 1 is based on the fund's pre-tax investment performance measured against the Lipper High Current Yield Objective.

Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Bertelson as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,707	$ 1,067	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 4,707	none	none

* Includes assets of VIP Asset Manager ($139 (in millions) assets managed) and assets of VIP Asset Manager: Growth ($928 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of shares of VIP Asset Manager beneficially owned by Mr. Bertelson was none, and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Bertelson was none.

The following table provides information relating to other accounts managed by Mr. O'Neil as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	4	8
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 27,443	$ 5,670	$ 2,628
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of VIP Balanced managed by Mr. O'Neil ($131 (in millions) assets managed), VIP Investment Grade Bond ($1,951 (in millions) assets managed), and VIP Investment Grade Central Fund ($2,794 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Balanced beneficially owned by Mr. O'Neil was none, the dollar range of shares of VIP Investment Grade Bond beneficially owned by Mr. O'Neil was none, and the dollar range of shares of VIP Investment Grade Central Fund beneficially owned by Mr. O'Neil was none.

The following table provides information relating to other accounts managed by Mr. Lank as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	3	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,805	$ 5,102	$ 1,300
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Floating Rate Central Fund ($1,805 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Conti as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,763	$ 677	$ 1,571
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes High Income Central Fund 1 ($601 (in millions) assets managed) and VIP High Income ($1,389 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP High Income beneficially owned by Mr. Conti was none.

Christopher Sharpe and Derek Young are the co-managers of VIP Strategic Income and receive compensation for their services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each co-manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each co-manager's bonus are based on (i) the pre-tax investment performance of the co-manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of certain other FMR funds and accounts. The pre-tax investment performance of each co-manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over a co-manager's tenure on those fund(s) and account(s) over a measurement period, that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of each co-manager's bonus is based on the co-manager's overall contribution to management of FMR. The portion of each co-manager's bonus that is linked to the investment performance of VIP Strategic Income is based on the pre-tax investment performance of the fund measured against the Fidelity Strategic Income Composite Index. The components of the Fidelity Strategic Income Composite Index and their relative weightings in the fund's neutral mix are 40% Merrill Lynch US High Yield Master II Constrained Index, 30% Lehman Brothers Government Bond Index, 15% JP Morgan Emerging Markets Bond Index Global, and 15% Citigroup Non-US Group of 7 Index. The co-managers also are compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Sharpe as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	23	105	88
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 16,098	$ 2,611	$ 11,197
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income ($237 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Sharpe was none.

The following table provides information relating to other accounts managed by Mr. Young as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	1	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 15,926	none	$ 1,508
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income ($237 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Young was none.

The co-managers have allocated assets of the fund to certain central funds and sub-portfolios. As of the date of this SAI, the fund's assets are invested in the following central funds and sub-portfolios:

Central Fund/Sub-Portfolio	Manager(s)
Developing country bond (sub-portfolio)	Andrew Weir
Floating Rate Central Fund	Harley Lank
Emerging market debt (sub-portfolio)	Jonathan Kelly
High Income (sub-portfolio)	Mark Notkin
U.S. government bond (sub-portfolio)	Brett Kozlowski

As of December 31, 2006, the following three sub-portfolios represent the largest percentage of the fund's assets: the high income sub-portfolio, the U.S. government bond sub-portfolio, and the emerging markets debt sub-portfolio.

Mark Notkin manages the high income sub-portfolio of VIP Strategic Income and receives compensation for his services. Brett Kozlowski manages the U.S. government bond sub-portfolio of VIP Strategic Income and receives compensation for his services. Jonathan Kelly manages the emerging market debt sub-portfolio of VIP Strategic Income and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates.

The primary components of Mr. Notkin's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index or within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high income funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Strategic Income is based on the pre-tax investment performance of the portion of the fund's assets he manages within the Lipper High Yield Objective. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The primary components of Mr. Kozlowski's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Strategic Income is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the Lehman Brothers Government Bond Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The primary components of Mr. Kelly's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR emerging markets funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Strategic Income is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the JP Morgan Emerging Markets Bond Index Global. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Notkin as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	1
Assets Managed (in millions)	$ 7,483	$ 3,180	$ 368
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 368

* Includes VIP Strategic Income ($82 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Notkin was none.

The following table provides information relating to other accounts managed by Mr. Kozlowski as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	4	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,924	$ 2,699	$ 69
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income ($69 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Kozlowski was none.

The following table provides information relating to other accounts managed by Mr. Kelly as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	8	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	$ 1,960	$ 2,020
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income ($35 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Kelly was none.

Lawrence Rakers is the lead manager of VIP Balanced and receives compensation for his services. Mr. Rakers is also a co-manager of the fund and receives compensation for managing the equity investments of the fund. Ford O'Neil is a co-manager of VIP Balanced and does not receive compensation for his services to the fund. Substantially all of the bond assets of the fund are invested in VIP Investment Grade Central Fund, for which the co-manager is compensated as described below. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Mr. Rakers' base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the lead portfolio manager's bonus are based on the pre-tax investment performance of the lead portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the lead portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the lead portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a Lipper peer group. A smaller, subjective component of the lead portfolio manager's bonus is based on the lead portfolio manager's overall contribution to management of FMR. The portion of the lead portfolio manager's bonus that is linked to the investment performance of the fund is based on the pre-tax investment performance of the equity investments of the fund measured against the composite index, the components of which are 50% Russell 3000® Index and 50% Russell 3000 Value Index, and the pre-tax investment performance of the fund (based on the performance of the fund's Initial Class) within the Lipper Balanced (VIP) Objective.

Mr. O'Neil's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of Mr. O'Neil's bonus are based on (i) the pre-tax investment performance of the co-manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the co-portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over his tenure on those fund(s) and account(s) over a measurement period, that initially is contemporaneous with his tenure, but that eventually encompasses a rolling period of up to three years. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. O'Neil's bonus that is linked to the investment performance of VIP Investment Grade Central Fund is based on the fund's pre-tax investment performance measured against the Lehman Brothers Aggregate Bond Index.

Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by the fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Rakers as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 24,417	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Balanced ($439 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Balanced beneficially owned by Mr. Rakers was none.

Matthew Conti is the portfolio manager of VIP High Income and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index or within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods up to five years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP High Income is based on the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Lipper High Current Yield (VIP) Objective. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by the fund's Code of Ethics.

VIP Index 500 and VIP Disciplined Small Cap are managed by Geode, a sub-adviser to each fund. Jeffrey Adams is the lead manager of each fund and receives compensation for his services. Bobe Simon is a portfolio manager of each fund and receives compensation for his services. Patrick Waddell is a portfolio manager of each fund and receives compensation for his services. Fergal Jackson is the assistant portfolio manager of each fund and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

Each portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of each portfolio manager's bonus is linked to the fund's relative pre-tax investment performance measured against the S&P 500 Index (VIP Index 500) or the Russell 2000® Index (VIP Disciplined Small Cap). A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

A portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his/her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

The following table provides information relating to other accounts managed by Mr. Adams as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	3	16
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 59,656	$ 11,458	$ 54
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Index 500 ($3,063 (in millions) assets managed) and VIP Disciplined Small Cap ($25 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Adams was none, and the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Adams was none.

The following table provides information relating to other accounts managed by Mr. Simon as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	3	16
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 59,656	$ 11,458	$ 54
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Index 500 ($3,036 (in millions) assets managed) and VIP Disciplined Small Cap ($25 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Simon was none, and the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Simon was none.

The following table provides information relating to other accounts managed by Mr. Waddell as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	3	16
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 59,656	$ 11,458	$ 54
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Index 500 ($3,036 (in millions) assets managed) and VIP Disciplined Small Cap ($25 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Waddell was none, and the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Waddell was none.

The following table provides information relating to other accounts managed by Mr. Jackson as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	3	16
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 59,656	$ 11,458	$ 54
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Index 500 ($3,036 (in millions) assets managed) and VIP Disciplined Small Cap ($25 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Jackson was none, and the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Jackson was none.

Ford O'Neil is the portfolio manager of VIP Investment Grade Bond and does not receive compensation for his services to this fund. Substantially all of the fund's assets are invested in VIP Investment Grade Central Fund, for which the portfolio manager is compensated as described below. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Investment Grade Central Fund is based on the pre-tax investment performance of the fund measured against the Lehman Brothers Aggregate Bond Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

 A. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

 B. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

 C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

 D. Non-routine proposals will generally be voted in accordance with the guidelines.

 E. Non-routine proposals not covered by the guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR's Investment and Advisor Compliance Department. A significant pattern of such proposals or other special circumstances will be referred to the Fund Board Proxy Voting Committee or its designee.

 F. FMR will vote on shareholder proposals not specifically addressed by the guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

 G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of these guidelines, but FMR may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

 H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

 I. Where a management-sponsored proposal is inconsistent with the guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election

II. Definitions (as used in this document)

 A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; Poison Pills; and any other provision that eliminates or limits shareholder rights.

 B. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

 C. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

 D. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

 E. Sunset provision - a condition in a charter or plan that specifies an expiration date.

 F. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

 G. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

 H. Large Capitalization Company - a company included in the Russell 1000® stock index.

 I. Small Capitalization Company - a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

 I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

III. Directors

 A. Incumbent Directors

 FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

 FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

 1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

 With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

 a. The Poison Pill includes a Sunset Provision of less than 5 years;

 b. The Poison Pill includes a Permitted Bid Feature;

 c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

 d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

 FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

 2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options.

 4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether it has been proven that the company engaged in options backdating.

 5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to these guidelines and the company has failed to act on that commitment.

 6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

 B. Indemnification

 FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

 C. Independent Chairperson

 FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

 D. Majority Director Elections

 FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

 A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards).

 FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

 1. (a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large Capitalization Company, 15% for a Small Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the plan or the amendments is acceptable.

 2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

 3. The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

 4. Awards to non-employee directors are subject to management discretion.

 5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

 FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

 1. The shares are granted by a compensation committee composed entirely of independent directors; and

 2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

 B. Equity Exchanges and Repricing

 FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

 1. Whether the proposal excludes senior management and directors;

 2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

 3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

 4. The company's relative performance compared to other companies within the relevant industry or industries;

 5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

 6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

 C. Employee Stock Purchase Plans

 FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

 D. Employee Stock Ownership Plans (ESOPs)

 FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

 E. Executive Compensation

 FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

 F. Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

 FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

 A. The Poison Pill includes the following features:

 1. A sunset provision of no greater than 5 years;

 2. Linked to a business strategy that is expected to result in greater value for the shareholders;

 3. Requires shareholder approval to be reinstated upon expiration or if amended;

 4. Contains a Permitted Bid Feature; and

 5. Allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

 C. It is a fair price amendment that considers a two-year price history or less.

 FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

 A. Increases in Common Stock

 FMR will generally vote against a provision to increase a Company's common stock if such increase will result in a total number of authorized shares greater than 3 times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to 5 times the current number of outstanding and scheduled to be issued shares is generally acceptable.

 B. New Classes of Shares

 FMR will generally vote against the introduction of new classes of stock with differential voting rights.

 C. Cumulative Voting Rights

 FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

 D. Acquisition or Business Combination Statutes

 FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

 E. Incorporation or Reincorporation in Another State or Country

 FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Auditors

 A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.

 B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor for audit or non-audit services for the company.

VIII. Shares of Investment Companies

 A. When a Fidelity Fund invests in an underlying Fidelity fund, FMR will vote in the same proportion as all other shareholders of such underlying fund or class ("echo voting").

 B. Certain Fidelity Funds may invest in shares of Fidelity Central Funds. Central Fund shares, which are held exclusively by Fidelity funds or accounts managed by an FMR affiliate, will be voted in favor of proposals recommended by the Central Funds' Board of Trustees.

IX. Other

 A. Voting Process

 FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

 B. Regulated Industries

 Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

As an investment adviser, Geode holds voting authority for securities in many of the client accounts that it manages. Geode takes seriously its responsibility to monitor corporate events affecting securities in those client accounts and to exercise its voting authority with respect to those securities in the best interests of its clients (including shareholders of mutual funds for which it serves as advisor or sub-advisor). The purposes of these proxy voting policies are (1) to establish a framework for Geode's analysis and decision-making with respect to proxy voting and (2) to set forth operational procedures for Geode's exercise of proxy voting authority.

Overview

Geode applies the same voting decision for all accounts in which it exercises voting authority, and seeks in all cases to vote in a manner that Geode believes represents the best interests of its clients (including shareholders of mutual funds for which it serves as advisor or sub-advisor). Geode anticipates that, based on its current business model, it will manage the vast majority of assets under its management using passive investment management techniques, such as indexing. Geode also manages private funds and separate accounts using active investment management techniques, primarily employing quantitative investment strategies.

Geode has established an Operations Committee, consisting of senior officers and investment professionals, including, but not limited to Geode's President, Chief Operating Officer ("COO"), Chief Compliance Officer("COO") and Compliance Manager. Members of the Operations Committee oversee the exercise of voting authority under these proxy voting policies, consulting with Geode's legal counsel with respect to controversial matters and for interpretive and other guidance. Geode will engage an established commercial proxy advisory service (the "Agent") for comprehensive analysis, research and voting recommendations, particularly for matters that may be controversial, present potential conflicts of interest or require case-by-case analysis under these guidelines. Geode has directed the Agent to employ the policies set forth below, together with more specific guidelines and instructions set forth in a detailed, customized questionnaire developed jointly by Geode and the Agent, to formulate recommended votes on each matter. Geode may determine to accept or reject any recommendation based on the research and analysis provided by the Agent or on any independent research and analysis obtained or generated by Geode; however, because the recommended votes are determined solely based on the customized policies established by Geode, Geode expects that the recommendations will be followed in most cases. The Agent also acts as a proxy voting agent to effect the votes and maintain records of all of Geode's proxy votes. In all cases, the ultimate voting decision and responsibility rests with the members of the Operations Committee, which are accountable to Geode's clients (including shareholders of mutual funds for which it serves as advisor or sub-advisor).

Policies

As a general matter, (1) proxies will be voted FOR incumbent members of a board of directors and FOR routine management proposals, except as otherwise addressed under these policies; (2) shareholder and non-routine management proposals addressed by these policies will be voted as provided in these policies; and (3) shareholder and non-routine management proposals not addressed by these policies will be evaluated by members of Geode's Operations Committee based on fundamental analysis and/or research and recommendations provided by the Agent, and members of the Operations Committee, which shall make the voting decision, and (4) all proxy votes shall be considered and made in a manner consistent with the best interests of Geode's clients (including shareholders of mutual fund clients) without regard to any other relationship, business or otherwise, between the portfolio company subject to the proxy vote and Geode or its affiliates.

Due to its focused business model and the number of investments that Geode will make for its clients (particularly pursuant to its indexing strategy), Geode does not anticipate that actual or potential conflicts of interest are likely to occur in the ordinary course of its business; however, Geode believes it is essential to avoid having conflicts of interest affect its objective of voting in the best interests of its clients. Therefore, in the event that members of the Operations Committee, the Agent or any other person involved in the analysis or voting of proxies has knowledge of, or has reason to believe there may exist, any potential relationship, business or otherwise, between the portfolio company subject to the proxy vote and Geode (and any subsidiary of Geode) or their respective directors, officers, employees or agents, such person shall notify members of the Operations Committee and may consult with outside counsel to Geode to analyze and address such potential conflict of interest. In the case of an actual conflict of interest, on the advice of counsel, Geode expects that the independent directors of Geode will consider the matter and may (1) determine that there is no conflict of interest (or that reasonable measures have been taken to remedy or avoid any conflict of interest) that would prevent Geode from voting the applicable proxy, (2) acting as independent directors, using such information as is available from the Agent, vote the applicable proxy, or (3) cause authority to delegated to the Agent or a similar special fiduciary to vote the applicable proxy.

Geode has established the specific proxy voting policies that are summarized below to maximize the value of investments in its clients' accounts, which it believes will be furthered through (1) accountability of a company's management and directors to its shareholders, (2) alignment of the interests of management with those of shareholders (including through compensation, benefit and equity ownership programs), and (3) increased disclosure of a company's business and operations. Geode reserves the right to override any of its proxy voting policies with respect to a particular shareholder vote when such an override is, in Geode's best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of Geode's clients. Geode's specific policies are as follows:

I. Vote AGAINST Anti-Takeover Proposals, including:

  Addition of Special Interest Directors to the board.
  Authorization of "Blank Check" Preferred Stock. Geode will vote FOR proposals to require shareholder approval for the distribution of preferred stock except for acquisitions and raising capital in the ordinary course of business.
  Classification of Boards, provided that the matter will be considered on a CASE-BY-CASE basis if the company's charter or applicable statute includes a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors. Geode will vote FOR proposals to declassify boards.
  Fair Price Amendments, other than those that consider only a two-year price history and are not accompanied by other anti-takeover measures.
  Golden Parachutes including (1) any accelerated options and/or employment contracts that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination, (2) compensation contracts for outside directors, and (3) Tin Parachutes that cover a group beyond officers and directors and permit employees to voluntarily terminate employment and receive payment. In addition, adoption of a Golden or Tin Parachute will result in Geode voting AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors.
  Poison Pills. Adoption or extension of a Poison Pill without shareholder approval will result in our voting AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors, provided the matter will be considered on a CASE-BY-CASE basis if either (1) (a) the board has adopted a Poison Pill with a sunset provision; (b) the Pill is linked to a business strategy that will result in greater value for the shareholders; (c) the term is less than three years; and (d) shareholder approval is required to reinstate the expired Pill, or (2) company management indicates that the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing Pill. Geode will vote FOR shareholder proposals requiring or recommending that shareholders be given an opportunity to vote on the adoption of poison pills.
  Reduction or Limitation of Shareholder Rights (e.g., action by written consent, ability to call meetings, or remove directors).
  Reincorporation in another state (when accompanied by Anti-Takeover Provisions, including increased statutory anti-takeover provisions). Geode will vote FOR reincorporation in another state when not accompanied by such anti-takeover provisions.
  Requirements that the Board Consider Non-Financial Effects of merger and acquisition proposals.
  Requirements regarding Size, Selection and Removal of the Board that are likely to have an anti-takeover effect (although changes with legitimate business purposes will be evaluated on a CASE-BY-CASE basis).
  Supermajority Voting Requirements (i.e., typically 2/3 or greater) for boards and shareholders. Geode will vote FOR proposals to eliminate supermajority voting requirements.
  Transfer of Authority from Shareholders to Directors.

II. Vote FOR proposed amendments to a company's certificate of incorporation or by-laws that enable the company to Opt Out of the Control Shares Acquisition Statutes.

III. Vote AGAINST the introduction of new classes of Stock with Differential Voting Rights.

IV. Vote FOR introduction and AGAINST elimination of Cumulative Voting Rights, except on a CASE-BY-CASE basis where this is determined not to enhance clients' interests as minority shareholders.

V. Vote FOR elimination of Preemptive Rights.

VI. Vote FOR Anti-Greenmail proposals so long as they are not part of anti-takeover provisions (in which case the vote will be AGAINST).

VII. Vote FOR charter and by-law amendments expanding the Indemnification of Directors to the maximum extent permitted under Delaware law (regardless of the state of incorporation) and vote AGAINST charter and by-law amendments completely Eliminating Directors' Liability for Breaches of Care, with all other situations addressed on a CASE-BY-CASE basis.

VIII. Vote FOR proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

IX. Vote FOR Open-Market Stock Repurchase Programs, provided that the repurchase price to be paid would not exceed 105% of the market price as of the date of purchase.

X. Vote FOR management proposals to implement a Reverse Stock Split when the number of shares will be proportionately reduced to avoid de-listing.

XI. Vote FOR management proposals to Reduce the Par Value of common stock.

XII. Vote FOR the Issuance of Large Blocks of Stock if such proposals have a legitimate business purpose and do not result in dilution of greater than 10%.

XIII. Vote AGAINST Unusual Increases in Common Stock, which means any increase in excess of three times for U.S. securities or one time for non-U.S. securities. For these purposes, an increase is measure by adding to the requested increased authorization any stock authorized to be issued under Poison Pill, divided by the current stock outstanding plus any stock scheduled to be issued (not including Poison Pill authority).

XIV. Vote AGAINST the adoption of or amendment to authorize additional shares under a Stock Option Plan if:

  The dilution effect of the shares authorized under the plan (including by virtue of any "evergreen" or replenishment provision), plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10%. However, for companies with a smaller market capitalization, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.
  The offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus, except that a modest number of shares (limited to 5% for a large capitalization company and 10% for a small capitalization company) may be available for grant to employees and directors under the plan if the grant is made by a compensation committee composed entirely of independent directors (the "De Minimis Exception").
  The board may, without shareholder approval, make the following changes (1) materially increase the benefits accruing to participants under the plan, (2) materially increase the number of securities which may be issued under the plan, or (3) materially modify the requirements for participation in the plan, provided that a plan is acceptable if it satisfies the De Minimis Exception.
  The granting of options to non-employee directors is subject to the discretion of management, provided that a plan is acceptable if it satisfies the De Minimis Exception.
  The plan is administered by (1) a compensation committee not comprised entirely of independent directors or (2) a board of directors not comprised of a majority of independent directors, provided that a plan is acceptable if it satisfies the De Minimis Exception.
  The plan's terms allow repricing of underwater options, or the board/committee has repriced options outstanding under the plan in the past two years, unless by the express terms of the plan or a board resolution such repricing is rarely used (and then only to maintain option value due to extreme circumstances beyond management's control) and is within the limits of the De Minimis Exception.

XV. Vote AGAINST the election of incumbents or a management slate in an election of directors if, within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers or directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan, unless such company seeks authorization of at least that amount at the very next shareholders' meeting and a compensation committee composed entirely of independent directors has determined that (1) options need to be granted to employees other than the company's executive officers, (2) no shares are currently available for such options under the company's existing plans, and (3) such options need to be granted before the company's next shareholder meeting.

XVI. Evaluate proposals to Reprice Outstanding Stock Options on a CASE-BY-CASE basis, taking into account such factors as: (1) whether the repricing proposal excludes senior management and directors; (2) whether the options proposed to be repriced exceeded the dilution thresholds described in these current proxy voting policies when initially granted; (3) whether the repricing proposal is value neutral to shareholders based upon an acceptable options pricing model; (4) the company's relative performance compared to other companies within the relevant industry or industries; (5) economic and other conditions affecting the relevant industry or industries in which the company competes; and (6) other facts or circumstances relevant to determining whether a repricing proposal is consistent with the interests of shareholders.

XVII. Vote AGAINST adoption of or amendments to authorize additional shares for Restricted Stock Awards ("RSA") if:

  The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10%. However, for small capitalization companies, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.
  The board may materially alter the RSA without shareholder approval, including a provision that allows the board to lapse or waive restrictions at its discretion, provided that an RSA is acceptable if it satisfies the De Minimis Exception.
  The granting of RSAs to non-employee directors is subject to the discretion of management, provided that an RSA is acceptable if it satisfies the De Minimis Exception.
  The restriction period is less than three years, except that (1) RSAs with a restriction period of less than three years but at least one year are acceptable if performance-based, and (2) an RSA is acceptable if it satisfies the De Minimis Exception.

XVIII. Vote AGAINST Omnibus Stock Plans if one or more component violates any of the criteria applicable to Stock Option Plans or RSAs under these proxy voting policies, unless such component is de minimis. In the case of an omnibus stock plan, the 5% and 10% limits in applicable to Stock Option Plans or RSAs under these proxy voting policies will be measured against the total number of shares under all components of such plan.

XIX. Vote AGAINST Employee Stock Purchase Plans if the plan violates any of the criteria applicable to Stock Option Plans or RSAs under these proxy voting policies, except that (1) the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity, and (2) in the case of non-U.S. company stock purchase plans, the minimum stock purchase price may be equal to the prevailing "best practices," as articulated by the Agent, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

XX. Vote AGAINST Stock Awards (other than stock options and RSAs) unless on a CASE-BY-CASE basis it is determined they are identified as being granted to officers/directors in lieu of salary or cash bonus, subject to number of shares being reasonable.

XXI. Employee Stock Ownership Plans ("ESOPs") will be evaluated on a CASE-BY-CASE basis, generally voting FOR non-leveraged ESOPs, and in the case of leveraged ESOPs, giving consideration to the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. Geode may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Geode will vote AGAINST a leveraged ESOP if all outstanding loans are due immediately upon a change in control.

XXII. Vote AGAINST management proposals on stock-based compensation plans or other Compensation Plans if the proposals are Inconsistent with the Interests of Shareholders of a company whose securities are held in client accounts, taking into account such factors as: (1) whether the company has an independent compensation committee; and (2) whether the compensation committee has authority to engage independent compensation consultants. In addition, Geode may vote AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors based on such factors or if Geode believes a board has approved executive compensation arrangements inconsistent with the interests of shareholders of a company whose securities are held in client accounts.

XXIII. ABSTAIN with respect to shareholder proposals addressing Social/Political Responsibility Issues, which Geode believes generally address ordinary business matters that are primarily the responsibility of a company's management and board, except that Geode will vote on a CASE-BY-CASE basis where a proposal has substantial economic implications for the company's securities held in client accounts.

*****************

Adopted July 2003

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved a Distribution and Service Plans on behalf of Initial Class, Service Class, and Service Class 2 of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Initial Class, Service Class, and Service Class 2 and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

The Rule 12b-1 Plan adopted for Initial Class, Service Class, and Service Class 2 of each fund is described in the prospectus for that class.

SERVICE CLASS DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Service Class shares of each fund for the fiscal year ended December 31, 2006.

Fund	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries
VIP Aggressive Growth	$ 1,071	$ 1,071
VIP Asset Manager	$ 25,245	$ 25,245
VIP Asset Manager: Growth	$ 5,320	$ 5,320
VIP Balanced	$ 16,148	$ 16,148
VIP Contrafund	$ 2,656,087	$ 2,656,087
VIP Disciplined Small Cap	$ 1,363	$ 1,363
VIP Dynamic Capital Appreciation	$ 878	$ 878
VIP Equity-Income	$ 1,079,776	$ 1,079,776
VIP Growth	$ 958,576	$ 958,576
VIP Growth & Income	$ 377,709	$ 377,709
VIP Growth Opportunities	$ 178,075	$ 178,075
VIP Growth Stock	$ 2,035	$ 2,035
VIP High Income	$ 287,507	$ 287,507
VIP Index 500	$ 30,733	$ 30,733
VIP International Capital Appreciation	$ 361	$ 361
VIP Investment Grade Bond	$ 91,095	$ 91,095
VIP Mid Cap	$ 1,061,196	$ 1,061,196
VIP Money Market	$ 25,344	$ 25,344
VIP Overseas	$ 342,279	$ 342,279
VIP Real Estate	$ 3,717	$ 3,717
VIP Strategic Income	$ 4,028	$ 4,028
VIP Value	$ 1,137	$ 1,137
VIP Value Leaders	$ 2,266	$ 2,266
VIP Value Strategies	$ 69,021	$ 69,021

SERVICE CLASS 2 DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Service Class 2 shares of each fund for the fiscal year ended December 31, 2006.

Fund	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries
VIP Aggressive Growth	$ 25,167	$ 25,167
VIP Asset Manager	$ 138,039	$ 138,039
VIP Asset Manager: Growth	$ 15,208	$ 15,208
VIP Balanced	$ 111,487	$ 111,487
VIP Contrafund	$ 11,425,183	$ 11,425,183
VIP Disciplined Small Cap	$ 3,407	$ 3,407
VIP Dynamic Capital Appreciation	$ 54,523	$ 54,523
VIP Equity-Income	$ 4,934,301	$ 4,934,301
VIP Growth	$ 1,728,584	$ 1,728,584
VIP Growth & Income	$ 1,557,623	$ 1,557,623
VIP Growth Opportunities	$ 142,077	$ 142,077
VIP Growth Stock	$ 7,168	$ 7,168
VIP High Income	$ 239,015	$ 239,015
VIP Index 500	$ 458,496	$ 458,496
VIP International Capital Appreciation	$ 1,197	$ 1,197
VIP Investment Grade Bond	$ 945,056	$ 945,056
VIP Mid Cap	$ 10,610,565	$ 10,610,565
VIP Money Market	$ 174,487	$ 174,487
VIP Overseas	$ 1,510,257	$ 1,510,257
VIP Real Estate	$ 9,240	$ 9,240
VIP Strategic Income	$ 10,034	$ 10,034
VIP Value	$ 15,232	$ 15,232
VIP Value Leaders	$ 8,848	$ 8,848
VIP Value Strategies	$ 487,586	$ 487,586

Under each Initial Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Initial Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. In addition, each Initial Class Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, primarily insurance companies, or their affiliated broker-dealers, or other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class shares.

Under each Service Class and Service Class 2 Plans, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by each Plan. Each Service Class and Service Class 2 Plans specifically recognize that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Service Class and Service Class 2 shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and variable product owners. In particular, the Trustees noted that each Initial Class Plan does not authorize payments by Initial Class of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain support services that benefit variable product owners may be provided more effectively under the Plans by insurance companies and their affiliates with whom variable product owners have other relationships.

Each Service Class and Service Class 2 Plans do not provide for specific payments by Service Class and Service Class 2 of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC may compensate intermediaries that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

FDC or an affiliate may compensate intermediaries (primarily insurance companies or their affiliated broker-dealers or other service-providers) that distribute and/or service the funds. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sale of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.10% of the total assets of all VIP Funds on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

These additional payments and expenses, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families

The funds' transfer agent or an affiliate may also make payments and reimbursements from their own resources to certain intermediaries for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each class of each fund has entered into a transfer agent agreement with FIIOC, an affiliate of FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for each class of each fund.

For providing transfer agency services, FIIOC receives an asset-based fee, calculated and paid monthly on the basis of each class's average daily net assets, with respect to each account in a fund.

For VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Index 500, VIP International Capital Appreciation, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, the asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FIIOC receives a separate asset-based monthly fee from each fund to cover the expense of typesetting and printing prospectuses, statements of additional information, and other reports to existing shareholders, with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries for transfer agency and related recordkeeping services with respect to insurance contract owners' accounts. Because intermediaries may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.

Each fund has entered into a service agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate). VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP International Capital Appreciation, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies have also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund, maintains each fund's portfolio and general accounting records, and administers VIP Aggressive Growth's, VIP Asset Manager's, VIP Asset Manager: Growth's, VIP Balanced's, VIP Contrafund's, VIP Disciplined Small Cap's, VIP Dynamic Capital Appreciation's, VIP Equity-Income's, VIP Growth's, VIP Growth & Income's, VIP Growth Opportunities', VIP Growth Stock's, VIP High Income's, VIP International Capital Appreciation's, VIP Index 500's, VIP Investment Grade Bond's, VIP Mid Cap's, VIP Overseas', VIP Real Estate's, VIP Strategic Income's, VIP Value's, VIP Value Leaders', and VIP Value Strategies's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for certain domestic equity funds are 0.0389% of the first $500 million of average net assets, 0.0275% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for VIP Strategic Income are 0.0415% of the first $500 million of average net assets, 0.0301% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for certain international funds are 0.0518% of the first $500 million of average net assets, 0.0415% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for VIP Money Market are 0.0156% of the first $500 million of average net assets, 0.0078% of average net assets between $500 million and $10 billion, 0.0041% of average net assets between $10 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for VIP Balanced, VIP Asset Manager, and VIP Asset Manager: Growth are 0.0492% of the first $500 million of average net assets, 0.0353% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for VIP Index 500 are 0.0389% of the first $500 million of average net assets, 0.0207% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

Pricing and bookkeeping fees paid by the funds to FSC for the past three fiscal years are shown in the following table.

Fund	2006	2005	2004
VIP Aggressive Growth	$ 8,393	$ 5,693	$ 33,001
VIP Asset Manager	$ 831,759	$ 821,484	$ 1,165,222
VIP Asset Manager: Growth	$ 115,207	$ 118,895	$ 174,348
VIP Balanced	$ 202,858	$ 138,574	$ 144,537
VIP Contrafund	$ 1,762,513	$ 1,567,727	$ 1,416,796
VIP Disciplined Small Cap	$ 4,706	$ 33*	--
VIP Dynamic Capital Appreciation	$ 44,297	$ 17,255	$ 32,641
VIP Equity-Income	$ 1,414,943	$ 1,405,104	$ 1,392,621
VIP Growth	$ 1,269,189	$ 1,323,468	$ 1,376,271
VIP Growth & Income	$ 522,307	$ 517,599	$ 510,222
VIP Growth Opportunities	$ 230,069	$ 257,848	$ 274,950
VIP Growth Stock	$ 10,346	$ 6,321	$ 33,001
VIP High Income	$ 502,943	$ 568,878	$ 687,297
VIP Index 500	$ 0	$ 120,217	$ 743,288
VIP International Capital Appreciation	$ 20,752	$ 2,559	$ 875**
VIP Investment Grade Bond	$ 628,759	$ 585,693	$ 620,099
VIP Mid Cap	$ 1,227,658	$ 1,137,712	$ 926,678
VIP Money Market	$ 203,292	$ 165,551	$ 180,343
VIP Overseas	$ 1,378,252	$ 1,115,445	$ 975,726
VIP Real Estate	$ 80,836	$ 64,794	$ 38,014
VIP Strategic Income	$ 86,808	$ 62,146	$ 36,453
VIP Value	$ 23,896	$ 5,889	$ 33,000
VIP Value Leaders	$ 25,535	$ 8,257	$ 33,000
VIP Value Strategies	$ 173,115	$ 188,790	$ 205,417

* VIP Disciplined Small Cap commenced operations on December 27, 2005.

** VIP International Capital Appreciation commenced operations on December 22, 2004.

For administering each fund's (other than VIP Money Market's) securities lending program, FSC is paid based on the number and duration of individual securities loans.

For the fiscal years ended December 31, 2006, 2005, and 2004, VIP Aggressive Growth, VIP High Income, VIP Money Market, VIP Real Estate, VIP Strategic Income, and VIP Value did not pay FSC for securities lending.

For the fiscal years ended December 31, 2006 and 2005, VIP Disciplined Small Cap did not pay FSC for securities lending.

Payments made by the funds to FSC for securities lending for the past three fiscal years are shown in the following table.

Fund	2006	2005	2004
VIP Asset Manager	$ 3,022	$ 710	$ 586
VIP Asset Manager: Growth	$ 727	$ 43	$ 349
VIP Balanced	$ 253	$ 174	$ 73
VIP Contrafund	$ 43,112	$ 54,135	$ 46,007
VIP Dynamic Capital Appreciation	$ 2,125	$ 200	$ 1,285
VIP Equity-Income	$ 33,248	$ 10,483	$ 10,956
VIP Growth	$ 13,881	$ 3,525	$ 11,407
VIP Growth & Income	$ 883	$ 1,132	$ 3,020
VIP Growth Opportunities	$ 8,598	$ 1,680	$ 888
VIP Growth Stock	$ 13	$ 0	$ 0
VIP Index 500	$ 0	$ 50	$ 3,560
VIP Investment Grade Bond	$ 525	$ 1,425	$ 1,700
VIP International Capital Appreciation*	$ 96	$ 0	$ 0
VIP Mid Cap	$ 20,949	$ 13,738	$ 14,803
VIP Overseas	$ 21,762	$ 21,764	$ 16,475
VIP Value Leaders	$ 66	$ 2	$ 0
VIP Value Strategies	$ 1,301	$ 4,767	$ 5,408

* VIP International Capital Appreciation commenced operations on December 22, 2004.

For VIP Index 500, effective March 1, 2005, FMR bears the costs of transfer agency, dividend disbursing, and shareholder services, pricing and bookkeeping services, and administration of the securities lending program under the terms of its management contract and Expense Contracts with the fund.

DESCRIPTION OF THE TRUSTS

Trust Organization. Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, Overseas Portfolio, and Value Portfolio are funds of Variable Insurance Products Fund, an open-end management investment company created under an initial declaration of trust dated November 13, 1981. Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Disciplined Small Cap Portfolio, Index 500 Portfolio, and Investment Grade Bond Portfolio are funds of Variable Insurance Products Fund II, an open-end management investment company created under an initial declaration of trust dated March 21, 1988. Aggressive Growth Portfolio, Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Mid Cap Portfolio, and Value Strategies Portfolio are funds of Variable Insurance Products Fund III, an open-end management investment company created under an initial declaration of trust dated July 14, 1994. Growth Stock Portfolio, International Capital Appreciation, Real Estate Portfolio, Strategic Income Portfolio, and Value Leaders Portfolio are funds of Variable Insurance Products Fund IV, an open-end management investment company created under an initial declaration of trust dated June 1, 1983. Currently, there are six funds offered in Variable Insurance Products Fund: Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, Overseas Portfolio, and Value Portfolio. Currently, there are six funds offered in Variable Insurance Products Fund II: Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Disciplined Small Cap Portfolio, Index 500 Portfolio, and Investment Grade Bond Portfolio. Currently, there are seven funds offered in Variable Insurance Products Fund III: Aggressive Growth Portfolio, Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Mid Cap Portfolio, and Value Strategies Portfolio. Currently there are thirty-six funds offered in Variable Insurance Products Fund IV: Consumer Discretionary Portfolio, Consumer Staples, Energy Portfolio, Financial Services Portfolio, Freedom Income Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Growth Stock Portfolio, Health Care Portfolio, Industrials Portfolio, International Capital Appreciation, Investor Freedom Income Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Materials Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications Portfolio, Utilities Portfolio, and Value Leaders Portfolio. The Trustees are permitted to create additional funds in the trusts and to create additional classes of the funds.

The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in a trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the respective trusts shall be allocated between or among any one or more of its funds or classes.

Shareholder Liability. Each trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

Each Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. Each Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. Each Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. Each Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

Each trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of each trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of VIP Contrafund, VIP Mid Cap, and VIP Value Leaders. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of VIP Dynamic Capital Appreciation and VIP Value. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, and VIP Overseas. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of VIP High Income, VIP International Capital Appreciation, VIP Investment Grade Bond, and VIP Money Market. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of VIP Equity-Income. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP Index 500, VIP Real Estate, VIP Strategic Income, and VIP Value Strategies. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Index 500, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies in connection with repurchase agreement transactions.

Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP Index 500, VIP Real Estate, VIP Strategic Income, and VIP Value Strategies. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of VIP Contrafund's, VIP Mid Cap's, and VIP Value Leaders' custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firms. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for VIP Equity-Income, VIP Growth, VIP Growth Stock, VIP High Income, VIP International Capital Appreciation, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, and VIP Value Leaders and provides other audit, tax, and related services.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Investment Grade Bond, VIP Value, and VIP Value Strategies and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended December 31, 2006, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3 (c)(7) of the 1940 Act.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

1. Each fund will provide a full list of holdings as of the end of the fund's fiscal quarter on www.advisor.fidelity.com 60 days after its fiscal quarter-end. The money market fund's full holdings are also available monthly, 15 or more days after month-end by calling Fidelity at 1-877-208-0098.


2. Each fund (other than VIP Money Market and VIP Investment Grade Bond) will provide its top ten holdings (excluding cash and futures) as of the end of the calendar quarter on www.fidelity.com 15 or more days after the calendar quarter-end. This information may also be provided to insurance companies via an electronic reporting tool at that time.

This information will be available on the web site until updated for the next applicable period.

Each fund may also from time to time provide specific fund level performance attribution information and statistics to the Board or third parties, such as variable product owners or prospective variable product owners, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full holdings daily, on the next business day); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly, four or more calendar days after the end of the week); Moody's Investors Service (full holdings weekly, four or more calendar days after the end of the week); and Anacomp Inc. (full or partial holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

About the S&P 500. The S&P 500 is a well-known stock market index that includes common stocks of companies representing a significant portion of the market value of all common stocks publicly traded in the United States. The composition of the S&P 500 is determined by Standard & Poor's and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group. Standard & Poor's may change the index's composition from time to time.

The performance of the S&P 500 is a hypothetical number that does not take into account brokerage commissions and other costs of investing, which the funds bear.

Although Standard & Poor's obtains information for inclusion in or for use in the calculation of the S&P 500 from sources which it considers reliable, Standard & Poor's does not guarantee the accuracy or the completeness of the S&P 500 or any data included therein. Standard & Poor's makes no warranty, express or implied, as to results to be obtained by the licensee, owners of the funds, or any other person or entity from the use of the S&P 500 or any data included therein in connection with the rights licensed hereunder or for any other use. Standard & Poor's makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the S&P 500 and any data included therein.

Fidelity, Asset Manager: Growth, Contrafund, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Investor Class

Aggressive Growth Portfolio

Asset ManagerSM Portfolio

Asset Manager: Growth® Portfolio

Balanced Portfolio

Contrafund® Portfolio

Disciplined Small Cap Portfolio

Dynamic Capital Appreciation Portfolio

Equity-Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

Growth Stock Portfolio

High Income Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Real Estate Portfolio

Strategic Income Portfolio

Value Portfolio

Value Leaders Portfolio

Value Strategies Portfolio

Prospectus

April 30, 2007

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Performance Information

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Aggressive Growth Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing in companies Fidelity Management & Research Company (FMR) believes offer the potential for accelerated earnings or revenue growth (stocks of these companies are often called "growth" stocks).
  Focusing investments in medium-sized companies, but may also invest substantially in larger or smaller companies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.
  Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.
  Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.
  Analyzing an issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value to select investments.
  Investing in Fidelity's central funds.
  Engaging in transactions that have a leveraging effect on the fund.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Prospectus

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies whose value FMR believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the Standard & Poor's® SmallCap 600 Index (S&P® SmallCap 600)).
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Prospectus

Fund Summary - continued

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM  Index (S&P 500®).

Principal Investment Strategies

  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Prospectus

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Stock Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks.
  Investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

  Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.
  Managing the fund to have similar overall interest rate risk to the Lehman Brothers® Aggregate Bond Index.
  Allocating assets across different market sectors and maturities.
  Investing in domestic and foreign issuers.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Potentially investing in lower-quality debt securities.
  Investing in Fidelity's central funds.
  Engaging in transactions that have a leveraging effect on the fund.

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor's MidCap 400 Index (S&P MidCap 400)).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.

Prospectus

  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Prospectus

Fund Summary - continued

Investment Objective

VIP Strategic Income Portfolio seeks a high level of current income. The fund may also seek capital appreciation.

Principal Investment Strategies

  Investing primarily in debt securities, including lower-quality debt securities.
  Allocating the fund's assets among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging markets securities, and foreign developed market securities.
  Potentially investing in equity securities.
  Using a neutral mix of approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets.
  Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments.
  Investing in Fidelity's central funds.
  Engaging in transactions that have a leveraging effect on the fund.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Value Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Value Leaders Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks of well-known and established companies.

Prospectus

  Normally investing at least 80% of assets in blue chip companies (companies whose stock is included in the S&P 500 or the Dow Jones Industrial AverageSM  (DJIASM ), and companies with market capitalizations of at least $1 billion if not included in either index).
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in securities of domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Value Strategies Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, or growth potential (stocks of these companies are often called "value" stocks).
  Focusing investments in medium-sized companies, but also may invest substantially in larger or smaller companies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in each fund. The information illustrates each fund's performance over the past year, as represented by the performance of Investor Class, and compares the performance of Investor Class of each fund (other than VIP Money Market) to the performance of a market index over various periods of time, and compares the performance of Investor Class of VIP Balanced, VIP Disciplined Small Cap, VIP Equity-Income, VIP High Income, VIP Investment Grade Bond, VIP Real Estate, and VIP Strategic Income to an average of the performance of similar funds over various periods of time. Investor Class of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income also compares its performance to the performance of a combination of market indexes over various periods of time. VIP Real Estate also compares its performance to the performance of an additional index over various periods of time. Prior to February 1, 2007, VIP Growth Opportunities operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Returns for Investor Class of each fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Investor Class of each fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Prospectus

Fund Summary - continued

Year-by-Year Returns

VIP Aggressive Growth - Investor Class
Calendar Year	2006
8.44%



During the period shown in the chart for Investor Class of VIP Aggressive Growth:	Returns	Quarter ended
Highest Quarter Return	 9.66%	December 31, 2006
Lowest Quarter Return	 -8.49%	June 30, 2006
Year-to-Date Return	 2.36%	March 31, 2007
VIP Asset Manager - Investor Class
Calendar Year	2006
7.16%



During the period shown in the chart for Investor Class of VIP Asset Manager:	Returns	Quarter ended
Highest Quarter Return	 4.12%	December 31, 2006
Lowest Quarter Return	 -2.53%	June 30, 2006
Year-to-Date Return	 2.07%	March 31, 2007
VIP Asset Manager: Growth - Investor Class
Calendar Year	2006
6.80%



During the period shown in the chart for Investor Class of VIP Asset Manager: Growth:	Returns	Quarter ended
Highest Quarter Return	 5.20%	December 31, 2006
Lowest Quarter Return	 -4.26%	June 30, 2006
Year-to-Date Return	 2.16%	March 31, 2007
VIP Balanced - Investor Class
Calendar Year	2006
11.56%



During the period shown in the chart for Investor Class of VIP Balanced:	Returns	Quarter ended
Highest Quarter Return	 5.34%	December 31, 2006
Lowest Quarter Return	 -1.37%	June 30, 2006
Year-to-Date Return	 3.05%	March 31, 2007
VIP Contrafund - Investor Class
Calendar Year	2006
11.60%



During the period shown in the chart for Investor Class of VIP Contrafund:	Returns	Quarter ended
Highest Quarter Return	 6.52%	December 31, 2006
Lowest Quarter Return	 -0.78%	June 30, 2006
Year-to-Date Return	 1.52%	March 31, 2007
VIP Disciplined Small Cap - Investor Class
Calendar Year	2006
16.40%



During the period shown in the chart for Investor Class of VIP Disciplined Small Cap:	Returns	Quarter ended
Highest Quarter Return	 14.44%	March 31, 2006
Lowest Quarter Return	 -4.66%	June 30, 2006
Year-to-Date Return	 2.47%	March 31, 2007
VIP Dynamic Capital Appreciation - Investor Class
Calendar Year	2006
13.87%



During the period shown in the chart for Investor Class of VIP Dynamic Capital Appreciation:	Returns	Quarter ended
Highest Quarter Return	 8.58%	March 31, 2006
Lowest Quarter Return	 -2.96%	June 30, 2006
Year-to-Date Return	 2.38%	March 31, 2007
VIP Equity-Income - Investor Class
Calendar Year	2006
20.04%



During the period shown in the chart for Investor Class of VIP Equity-Income:	Returns	Quarter ended
Highest Quarter Return	 7.58%	December 31, 2006
Lowest Quarter Return	 -0.12%	June 30, 2006
Year-to-Date Return	 1.11%	March 31, 2007
VIP Growth - Investor Class
Calendar Year	2006
6.72%



During the period shown in the chart for Investor Class of VIP Growth:	Returns	Quarter ended
Highest Quarter Return	 4.27%	March 31, 2006
Lowest Quarter Return	 -4.18%	June 30, 2006
Year-to-Date Return	 1.44%	March 31, 2007
VIP Growth & Income - Investor Class
Calendar Year	2006
12.95%



During the period shown in the chart for Investor Class of VIP Growth & Income:	Returns	Quarter ended
Highest Quarter Return	 5.79%	December 31, 2006
Lowest Quarter Return	 -3.02%	June 30, 2006
Year-to-Date Return	 1.44%	March 31, 2007
VIP Growth Opportunities - Investor Class
Calendar Year	2006
5.26%



During the period shown in the chart for Investor Class of VIP Growth Opportunities:	Returns	Quarter ended
Highest Quarter Return	 9.69%	December 31, 2006
Lowest Quarter Return	 -6.48%	June 30, 2006
Year-to-Date Return	 4.80%	March 31, 2007
VIP Growth Stock - Investor Class
Calendar Year	2006
0.95%



During the period shown in the chart for Investor Class of VIP Growth Stock:	Returns	Quarter ended
Highest Quarter Return	 3.70%	December 31, 2006
Lowest Quarter Return	 -8.43%	June 30, 2006
Year-to-Date Return	 1.16%	March 31, 2007
VIP High Income - Investor Class
Calendar Year	2006
11.24%



During the period shown in the chart for Investor Class of VIP High Income:	Returns	Quarter ended
Highest Quarter Return	 4.21%	December 31, 2006
Lowest Quarter Return	 0.32%	June 30, 2006
Year-to-Date Return	 2.52%	March 31, 2007
VIP Investment Grade Bond - Investor Class
Calendar Year	2006
4.33%



During the period shown in the chart for Investor Class of VIP Investment Grade Bond:	Returns	Quarter ended
Highest Quarter Return	 3.71%	September 30, 2006
Lowest Quarter Return	 -0.50%	March 31, 2006
Year-to-Date Return	 1.41%	March 31, 2007
VIP Mid Cap - Investor Class
Calendar Year	2006
12.59%



During the period shown in the chart for Investor Class of VIP Mid Cap:	Returns	Quarter ended
Highest Quarter Return	 9.18%	March 31, 2006
Lowest Quarter Return	 -2.26%	June 30, 2006
Year-to-Date Return	 2.84%	March 31, 2007
VIP Money Market - Investor Class
Calendar Year	2006
4.81%



During the period shown in the chart for Investor Class of VIP Money Market:	Returns	Quarter ended
Highest Quarter Return	 1.26%	September 30, 2006
Lowest Quarter Return	 1.05%	March 31, 2006
Year-to-Date Return	 1.26%	March 31, 2007
VIP Real Estate - Investor Class
Calendar Year	2006
36.53%



During the period shown in the chart for Investor Class of VIP Real Estate:	Returns	Quarter ended
Highest Quarter Return	 14.85%	March 31, 2006
Lowest Quarter Return	 -0.39%	June 30, 2006
Year-to-Date Return	 3.05%	March 31, 2007
VIP Strategic Income - Investor Class
Calendar Year	2006
7.85%



During the period shown in the chart for Investor Class of VIP Strategic Income:	Returns	Quarter ended
Highest Quarter Return	 3.70%	September 30, 2006
Lowest Quarter Return	 0.19%	June 30, 2006
Year-to-Date Return	 1.69%	March 31, 2007
VIP Value - Investor Class
Calendar Year	2006
14.49%



During the period shown in the chart for Investor Class of VIP Value:	Returns	Quarter ended
Highest Quarter Return	 6.47%	December 31, 2006
Lowest Quarter Return	 -2.04%	June 30, 2006
Year-to-Date Return	 4.60%	March 31, 2007
VIP Value Leaders - Investor Class
Calendar Year	2006
15.06%



During the period shown in the chart for Investor Class of VIP Value Leaders:	Returns	Quarter ended
Highest Quarter Return	 7.73%	December 31, 2006
Lowest Quarter Return	 -2.50%	June 30, 2006
Year-to-Date Return	 2.43%	March 31, 2007
VIP Value Strategies - Investor Class
Calendar Year	2006
16.18%



During the period shown in the chart for Investor Class of VIP Value Strategies:	Returns	Quarter ended
Highest Quarter Return	 9.01%	December 31, 2006
Lowest Quarter Return	 -3.31%	June 30, 2006
Year-to-Date Return	 7.33%	March 31, 2007

Prospectus

Average Annual Returns

For the periods ended December 31, 2006	Past 1 year	Life of class
VIP Aggressive Growth
Investor Class	 8.44%	 9.38%A
Russell Midcap Growth Index	 10.66%	 11.29%A
VIP Asset Manager
Investor Class	 7.16%	 6.87%A
S&P 500 Index	 15.79%	 12.66%A
Fidelity Asset Manager 50% Composite Index	 9.79%	 8.04%A
VIP Asset Manager: Growth
Investor Class	 6.80%	 6.71%A
S&P 500 Index	 15.79%	 12.66%A
Fidelity Asset Manager 70% Composite Index	 12.05%	 9.80%A
VIP Balanced
Investor Class	 11.56%	 12.14%A
S&P 500 Index	 15.79%	 12.66%A
Fidelity Balanced 60/40 Composite Index	 11.12%	 9.01%A
Lipper Variable Annuity Balanced Funds Average	 9.97%	--
VIP Contrafund
Investor Class	 11.60%	 14.78%A
S&P 500 Index	 15.79%	 12.66%A
VIP Disciplined Small Cap
Investor Class	 16.40%	 15.52%B
Russell 2000 Index	 18.37%	 17.65%B
Lipper Variable Annuity Small-Cap Funds Average	 13.80%	--
VIP Dynamic Capital Appreciation
Investor Class	 13.87%	 17.13%A
S&P 500 Index	 15.79%	 12.66%A
VIP Equity-Income
Investor Class	 20.04%	 16.70%A
Russell 3000® Value Index	 22.34%	 17.23%A
Lipper Variable Annuity Equity Income Objective Funds Average	 17.77%	--
VIP Growth
Investor Class	 6.72%	 6.96%A
Russell 3000 Growth Index	 9.46%	 8.44%A
VIP Growth & Income
Investor Class	 12.95%	 14.77%A
S&P 500 Index	 15.79%	 12.66%A
VIP Growth Opportunities
Investor Class	 5.26%	 8.55%A
Russell 1000® Growth Index	 9.07%	 8.15%A
S&P 500 Index	 15.79%	 12.66%A
VIP Growth Stock
Investor Class	 0.95%	 2.44%A
Russell 1000 Growth Index	 9.07%	 8.15%A
VIP High Income
Investor Class	 11.24%	 8.83%A
Merrill Lynch® U.S. High Yield Master II Constrained Index	 10.76%	 7.91%A
Lipper Variable Annuity High Current Yield Funds Average	 9.89%	--
VIP Investment Grade Bond
Investor Class	 4.33%	 3.54%A
Lehman Brothers Aggregate Bond Index	 4.33%	 3.63%A
Lipper Variable Annuity Intermediate Investment Grade Debt Funds Average	 4.14%	--
VIP Mid Cap
Investor Class	 12.59%	 16.13%A
S&P MidCap 400 Index	 10.32%	 10.40%A
VIP Money Market
Investor Class	 4.81%	 4.43%A
VIP Real Estate
Investor Class	 36.53%	 27.00%A
S&P 500 Index	 15.79%	 12.66%A
Dow Jones Wilshire Real Estate Securities IndexSM	 35.67%	 25.80%A
Lipper Variable Annuity Real Estate Funds Average	 35.60%	--
VIP Strategic Income
Investor Class	 7.85%	 6.52%A
Merrill Lynch U.S. High Yield Master II Constrained Index	 10.76%	 7.91%A
Fidelity Strategic Income Composite Index	 8.10%	 6.52%A
Lipper Variable Annuity Income Funds Average	 8.77%	--
VIP Value
Investor Class	 14.49%	 12.65%A
Russell 3000 Value Index	 22.34%	 17.23%A
VIP Value Leaders
Investor Class	 15.06%	 14.11%A
Russell 1000 Value Index	 22.25%	 17.39%A
VIP Value Strategies
Investor Class	 16.18%	 13.22%A
Russell Midcap Value Index	 20.22%	 16.14%A

A From July 21, 2005

B From December 27, 2005

Going forward, VIP Growth Opportunities' performance will be compared to Russell 1000® Growth Index rather than S&P 500 Index because the Russell 1000 Growth Index conforms more closely to the fund's investment strategy.

Russell Midcap Growth Index is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000 Index that exhibit growth-oriented characteristics. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Prospectus

Russell 2000 Index is a market capitalization-weighted index of the stocks of the 2,000 smallest companies included in the Russell 3000 Index. The Russell 3000 Index comprises the 3,000 largest U.S. domiciled companies.

Russell 3000 Value Index is a market capitalization-weighted index of those stocks of the 3,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Russell 3000 Growth Index is a market capitalization-weighted index of those stocks of the 3,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

Russell 1000 Growth Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

Merrill Lynch® U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

Lehman Brothers Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Standard & Poor's MidCap 400 Index (S&P MidCap 400) is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation.

Russell 1000 Value Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Russell Midcap Value Index is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000 Index that exhibit value-oriented characteristics. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies.

Fidelity Asset Manager 50% Composite Index is a hypothetical representation of the performance of VIP Asset Manager's three asset classes according to their respective weightings in the fund's neutral mix (50% stocks, 40% bonds, and 10% short-term/money market instruments). The following indexes are used to represent VIP Asset Manager's asset classes when calculating the composite index: stocks - a combination of the Dow Jones Wilshire 5000 Composite IndexSM  (Dow Jones Wilshire 5000) (45%) and the Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East (MSCI® EAFE®) Index (5%), bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to July 1, 2006, the S&P 500 was used for the stock class.

Fidelity Asset Manager 70% Composite Index is a hypothetical representation of the performance of VIP Asset Manager: Growth's three asset classes according to their respective weightings in the fund's neutral mix (70% stocks, 25% bonds, and 5% short-term/money market instruments). The following indexes are used to represent VIP Asset Manager: Growth's asset classes when calculating the composite index: stocks - a combination of the Dow Jones Wilshire 5000 (60%) and the MSCI EAFE Index (10%), bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to July 1, 2006, the S&P 500 was used for the stock class.

Fidelity Balanced 60/40 Composite Index is a hypothetical representation of the performance of VIP Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to represent VIP Balanced's investment categories when calculating the composite index: equity - the S&P 500, and bond - the Lehman Brothers Aggregate Bond Index.

Dow Jones Wilshire Real Estate Securities IndexSM  is a float-adjusted market capitalization-weighted index of publicly traded real estate securities such as real estate investment trusts (REITs) and real estate operating companies (REOCs).

Fidelity Strategic Income Composite Index is a hypothetical representation of the performance of VIP Strategic Income's four general investment categories according to their respective weighting in the fund's neutral mix (40% high yield, 30% U.S. Government and investment-grade, 15% foreign developed markets, and 15% emerging markets). The following indexes are used to represent VIP Strategic Income's investment categories when calculating the composite index: high yield - the Merrill Lynch U.S. High Yield Master II Constrained Index, U.S. Government and investment-grade - the Lehman Brothers Government Bond Index, foreign developed markets - the Citigroup Non-U.S. Group of 7 Index - Equally Weighted Unhedged, and emerging markets - the J.P. Morgan Emerging Markets Bond Index Global (J.P. Morgan EMBI Global).

Dow Jones Wilshire 5000 Composite Index (Dow Jones Wilshire 5000) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

MSCI EAFE Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Lehman Brothers 3-Month Treasury Bill Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months. It excludes zero coupon strips.


Prospectus

Fund Summary - continued

Lehman Brothers Government Bond Index is a market value-weighted index of U.S. Treasury and government agency fixed-rate debt securities with maturities of one year or more.

Citigroup Non-U.S. Group of 7 Index - Equally Weighted Unhedged is a market value-weighted index that is designed to represent the unhedged performance of Japan, Germany, France, Britain, Italy, and Canada (the Group of 7, excluding the United States). Issues included in the index have fixed-rate coupons and maturities of one year or more.

J.P. Morgan Emerging Markets Bond Index Global (J.P. Morgan EMBI Global) is a market value-weighted index of U.S. dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets' sovereign and quasi-sovereign entities. The index covers various emerging markets countries.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of a fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product.

Fees (paid by the variable product owner directly)

Investor Class
Sales charge (load) on purchases and reinvested distributions	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable

Annual operating expenses (paid from class assets)

Investor Class
VIP Aggressive Growth	Management fee 	0.62%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.73%
	Total annual class operating expensesA	1.35%
VIP Asset Manager	Management fee 	0.52%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.26%
	Total annual class operating expensesA	0.78%
VIP Asset Manager: Growth	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.35%
	Total annual class operating expensesA	0.92%
VIP Balanced	Management fee 	0.42%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.31%
	Total annual class operating expensesA	0.73%
VIP Contrafund	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.21%
	Total annual class operating expensesA	0.78%
VIP Disciplined Small Cap	Management fee 	0.71%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.70%
	Total annual class operating expensesA	1.41%
VIP Dynamic Capital Appreciation	Management fee 	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.34%
	Total annual class operating expensesA	0.90%
VIP Equity-Income	Management fee 	0.47%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.22%
	Total annual class operating expensesA	0.69%
VIP Growth	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.24%
	Total annual class operating expensesA	0.81%
VIP Growth & Income	Management fee 	0.47%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.26%
	Total annual class operating expensesA	0.73%
VIP Growth Opportunities	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.31%
	Total annual class operating expensesA	0.88%
VIP Growth Stock	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.64%
	Total annual class operating expensesA	1.21%
VIP High Income	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.23%
	Total annual class operating expensesA	0.80%
VIP Investment Grade Bond	Management fee 	0.32%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.16%
	Total annual class operating expensesA	0.48%
VIP Mid Cap	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.23%
	Total annual class operating expensesA	0.80%
VIP Money Market	Management fee 	0.23%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.16%
	Total annual class operating expensesA	0.39%
VIP Real Estate	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.28%
	Total annual class operating expensesA	0.85%
VIP Strategic Income	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.25%
	Total annual class operating expensesA	0.82%
VIP Value	Management fee 	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.43%
	Total annual class operating expensesA	0.99%
VIP Value Leaders	Management fee 	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.41%
	Total annual class operating expensesA	0.97%
VIP Value Strategies	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.29%
	Total annual class operating expensesA	0.86%



A FMR has voluntarily agreed to reimburse Investor Class of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

	Investor Class	Effective Date
VIP Aggressive Growth	1.05%	7/21/05
VIP Asset Manager	0.95%	7/21/05
VIP Asset Manager: Growth	1.00%	7/21/05
VIP Balanced	0.85%	7/21/05
VIP Contrafund	1.00%	7/21/05
VIP Disciplined Small Cap	1.15%	12/27/05
VIP Dynamic Capital Appreciation	1.00%	7/21/05
VIP Equity-Income	0.90%	7/21/05
VIP Growth	1.00%	7/21/05
VIP Growth & Income	0.90%	7/21/05
VIP Growth Opportunities	1.00%	7/21/05
VIP Growth Stock	1.00%	7/21/05
VIP High Income	0.85%	7/21/05
VIP Investment Grade Bond	0.65%	7/21/05
VIP Mid Cap	1.00%	7/21/05
VIP Money Market	0.50%	7/21/05
VIP Real Estate	1.00%	7/21/05
VIP Strategic Income	0.85%	7/21/05
VIP Value	1.00%	7/21/05
VIP Value Leaders	1.00%	7/21/05
VIP Value Strategies	1.00%	7/21/05

These arrangements may be discontinued by FMR at any time.

This example helps compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Investor Class's annual return is 5% and that the fees and Investor Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of a fund were redeemed at the end of each time period indicated:

Investor Class
VIP Aggressive Growth	1 year	$ 137
	3 years	$ 428
	5 years	$ 739
	10 years	$ 1,624
VIP Asset Manager	1 year	$ 80
	3 years	$ 249
	5 years	$ 433
	10 years	$ 966
VIP Asset Manager: Growth	1 year	$ 94
	3 years	$ 293
	5 years	$ 509
	10 years	$ 1,131
VIP Balanced	1 year	$ 75
	3 years	$ 233
	5 years	$ 406
	10 years	$ 906
VIP Contrafund	1 year	$ 80
	3 years	$ 249
	5 years	$ 433
	10 years	$ 966
VIP Disciplined Small Cap	1 year	$ 144
	3 years	$ 446
	5 years	$ 771
	10 years	$ 1,691
VIP Dynamic Capital Appreciation	1 year	$ 92
	3 years	$ 287
	5 years	$ 498
	10 years	$ 1,108
VIP Equity-Income	1 year	$ 70
	3 years	$ 221
	5 years	$ 384
	10 years	$ 859
VIP Growth	1 year	$ 83
	3 years	$ 259
	5 years	$ 450
	10 years	$ 1,002
VIP Growth & Income	1 year	$ 75
	3 years	$ 233
	5 years	$ 406
	10 years	$ 906
VIP Growth Opportunities	1 year	$ 90
	3 years	$ 281
	5 years	$ 488
	10 years	$ 1,084
VIP Growth Stock	1 year	$ 123
	3 years	$ 384
	5 years	$ 665
	10 years	$ 1,466
VIP High Income	1 year	$ 82
	3 years	$ 255
	5 years	$ 444
	10 years	$ 990
VIP Investment Grade Bond	1 year	$ 49
	3 years	$ 154
	5 years	$ 269
	10 years	$ 604
VIP Mid Cap	1 year	$ 82
	3 years	$ 255
	5 years	$ 444
	10 years	$ 990
VIP Money Market	1 year	$ 40
	3 years	$ 125
	5 years	$ 219
	10 years	$ 493
VIP Real Estate	1 year	$ 87
	3 years	$ 271
	5 years	$ 471
	10 years	$ 1,049
VIP Strategic Income	1 year	$ 84
	3 years	$ 262
	5 years	$ 455
	10 years	$ 1,014
VIP Value	1 year	$ 101
	3 years	$ 315
	5 years	$ 547
	10 years	$ 1,213
VIP Value Leaders	1 year	$ 99
	3 years	$ 309
	5 years	$ 536
	10 years	$ 1,190
VIP Value Strategies	1 year	$ 88
	3 years	$ 274
	5 years	$ 477
	10 years	$ 1,061

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Aggressive Growth Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests the fund's assets in companies it believes offer the potential for accelerated earnings or revenue growth.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less). The fund's neutral mix is 50% stock class, 40% bond class, and 10% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  45% Dow Jones Wilshire 5000 (U.S. stocks)
  5% MSCI EAFE Index (foreign stocks)
  40% Lehman Brothers Aggregate Index (U.S. bonds)
  10% Lehman Brothers 3-Month U.S. Treasury Bill Index

The fund's co-managers allocate the fund's assets across asset classes. The co-managers generally use other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's co-managers, or through central funds, which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in a domestic stock subportfolio. The domestic stock subportfolio is managed to outperform domestic stock markets. The fund may also invest a portion of its assets in one or more international stock subportfolios managed to outperform foreign stock markets. The co-managers decide how much to allocate to the international subportfolios based mainly on the allocation to foreign stocks in the fund's composite benchmark.

Although the domestic stock subportfolio is managed against a U.S. benchmark, it is not limited to U.S. stocks, and the manager of the domestic stock subportfolio has discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Fund (investment-grade bonds), High Income Central Fund (high-yield securities), and Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Prospectus

Fund Basics - continued

Short-Term/Money Market Class. Investments in this class may include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above. The co-managers may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less). The fund's neutral mix is 70% stock class, 25% bond class, and 5% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  60% Dow Jones Wilshire 5000 (U.S. stocks)
  10% MSCI EAFE Index (foreign stocks)
  25% Lehman Brothers Aggregate Index (U.S. bonds)
  5% Lehman Brothers 3-Month U.S. Treasury Bill Index

The fund's co-managers allocate the fund's assets across asset classes. The co-managers generally use other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's co-managers, or through central funds, which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in a domestic stock subportfolio. The domestic stock subportfolio is managed to outperform domestic stock markets. The fund may also invest a portion of its assets in one or more international stock subportfolios managed to outperform foreign stock markets. The co-managers decide how much to allocate to the international subportfolios based mainly on the allocation to foreign stocks in the fund's composite benchmark.

Although the domestic stock subportfolio is managed against a U.S. benchmark, it is not limited to U.S. stocks, and the manager of the domestic stock subportfolio has discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Fund (investment-grade bonds), High Income Central Fund (high-yield securities), and Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above. The co-managers may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Prospectus

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives and forward-settling securities.

FMR is not constrained by any particular investment style. With respect to the fund's equity investments, at any given time FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and evaluates each security's current price relative to its estimated long-term value.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value it believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

Principal Investment Strategies

Geode Capital Management, LLC (Geode) normally invests the fund's assets primarily in common stocks.

Geode normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, Geode generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

Prospectus

Fund Basics - continued

Geode may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, Geode uses a disciplined approach that involves computer-aided, quantitative analysis. Geode's proprietary multifactor model systematically reviews thousands of stocks, based on measures such as historical valuation, growth, profitability, and other factors.

In addition to the principal investment strategies discussed above, the fund may lend securities to broker-dealers or other institutions to earn income.

Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

Prospectus

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by larger-sized companies, FMR may also make substantial investments in securities issued by medium and smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Stock Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in stocks. FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by larger-sized companies, FMR may also make substantial investments in securities issued by medium and smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

FMR uses the Lehman Brothers Aggregate Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index.

FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

FMR allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives and forward-settling securities.

FMR may also invest up to 10% of the fund's assets in lower-quality debt securities.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

Prospectus

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the real estate industry and other real estate related investments. Companies in the real estate industry and real estate related investments may include, for example, real estate investment trusts (REITs) that either own properties or make construction or mortgage loans, real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Strategic Income Portfolio seeks a high level of current income. The fund may also seek capital appreciation.

Principal Investment Strategies

FMR expects to invest the fund's assets primarily in debt securities, including lower-quality debt securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. FMR may also invest the fund's assets in equity securities.

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category, although there are no absolute limits on the percent of assets invested in each category. FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of fixed-income securities, FMR attempts to moderate the significant risks of each category through diversification.

The high yield category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities. The U.S. Government and investment-grade category includes mortgage securities, U.S. Government securities, and other investment-grade U.S. dollar-denominated securities. The emerging market category includes corporate and government securities of any quality of issuers located in emerging markets. The foreign developed market category includes corporate and government securities of any quality of issuers located in developed foreign markets.

Prospectus

Fund Basics - continued

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives and forward-settling securities.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR generally analyzes a security's structural features and current price compared to its long-term value. In selecting foreign securities, FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, price/sales (P/S) ratio, P/E ratio, and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Leaders Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks of well-known and established companies.

FMR normally invests at least 80% of the fund's assets in blue chip companies. Blue chip companies include companies whose stock is included in the S&P 500 or the DJIA, and companies with market capitalizations of at least $1 billion if not included in either index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment.

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, P/S ratio, P/E ratio, earnings relative to enterprise value (the total value of a company's outstanding equity and debt), and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Strategies Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, or growth potential. Companies with these characteristics tend to have lower than average P/B, P/S, or P/E ratios. The stocks of these companies are often called "value" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, loans and loan participations, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Derivatives are investments whose values are tied to an underlying asset, instrument, or index. Derivatives include futures, options, and swaps.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. Payment and delivery take place after the customary settlement period.

Central funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Principal Investment Risks

Many factors affect each fund's performance.

A fund's yield, as applicable, will change daily based on changes in interest rates and other market conditions.

Although the money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

A fund's (other than a money market fund) share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates VIP Real Estate's investments in a particular industry, the fund's performance could depend heavily on the performance of that industry and could be more volatile than the performance of less concentrated funds. Because FMR may invest a significant percentage of VIP Real Estate's and VIP Strategic Income's assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Prospectus

Fund Basics - continued

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry, and the securities of companies in that industry could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Prospectus

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

In response to market, economic, political, or other conditions, FMR or Geode may temporarily use a different investment strategy for defensive purposes. If FMR or Geode does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP Aggressive Growth Portfolio seeks capital appreciation.

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

VIP Contrafund Portfolio seeks long-term capital appreciation.

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

VIP Growth Portfolio seeks to achieve capital appreciation.

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

VIP Growth Opportunities Portfolio seeks to provide capital growth.

VIP Growth Stock Portfolio seeks capital appreciation.

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

VIP Mid Cap Portfolio seeks long-term growth of capital.

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.

VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk, by investing primarily in the equity securities of companies in the real estate industry. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

Prospectus

Fund Basics - continued

VIP Strategic Income Portfolio seeks a high level of current income. The fund may also seek capital appreciation.

VIP Value Portfolio seeks capital appreciation.

VIP Value Leaders Portfolio seeks capital appreciation.

VIP Value Strategies Portfolio seeks capital appreciation.

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

VIP Disciplined Small Cap Portfolio normally invests at least 80% of its assets in securities of companies with small market capitalizations.

VIP Equity-Income Portfolio normally invests at least 80% of its assets in equity securities.

VIP Growth Stock Portfolio normally invests at least 80% of its assets in stocks.

VIP Investment Grade Bond Portfolio normally invests at least 80% of its assets in investment-grade debt securities of all types and repurchase agreements for those securities.

VIP Mid Cap Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalizations.

VIP Real Estate Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

Valuing Shares

Each fund is open for business each day the NYSE is open. VIP Money Market may also be open in the event of an unexpected close of the NYSE if the Federal Reserve Bank of New York (New York Fed) and/or the principal bond markets (as recommended by the Bond Market Association) are open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Investor Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Investor Class's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The money market fund's assets are valued on the basis of amortized cost.

Each fund's (other than the money market fund's) assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the funds, if applicable, can buy or sell shares of the funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, a fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level for each fund (other than VIP Money Market), but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. A qualified fund of funds is required to adopt policies designed to control frequent trading that have been determined by the fund or its Treasurer to be reasonably effective. The advisor to the fund of funds must also demonstrate to the funds' Treasurer that the investment strategy of the fund of funds will not lead to excessive trading. However, there is the significant risk that the funds', insurance company's, and/or qualified fund of funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders. The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency.

The funds' transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of a fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the funds' transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the funds' transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. Each fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, each fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

FMR anticipates that variable product owners will purchase and sell shares of VIP Money Market frequently because the money market fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of money market fund shares and VIP Money Market accommodates frequent trading.

The price to buy one share of Investor Class is the class's NAV. Investor Class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Each fund has authorized certain intermediaries and qualified fund of funds to accept orders to buy shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of Investor Class is the class's NAV.

If appropriate to protect shareholders, each fund may impose a redemption fee on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Prospectus

Shareholder Information - continued

Each fund has authorized certain intermediaries and qualified fund of funds to accept orders to sell shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of funds.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Each fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies normally pays dividends and capital gain distributions at least annually, in February.

Distributions from VIP Money Market consist primarily of dividends. VIP Money Market normally declares dividends daily and pays them monthly.

Any day VIP Money Market is open despite an unexpected close of the NYSE will not be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

Dividends and capital gain distributions will be automatically reinvested in additional Investor Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2007, FMR had approximately $1.6 billion in discretionary assets under management.

Pursuant to an SEC exemptive order, FMR intends to act as a manager of managers with respect to VIP Disciplined Small Cap, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Subject to approval by the Board of Trustees of VIP Disciplined Small Cap but without shareholder approval, FMR may replace or hire unaffiliated sub-advisers or amend the terms of their existing sub-advisory agreements, if any. In the event of approval of a new unaffiliated sub-adviser, shareholders of VIP Disciplined Small Cap will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

As the manager, FMR has overall responsibility for directing investments for each fund (except VIP Disciplined Small Cap) and handling each fund's business affairs.

Geode, at One Post Office Square, Boston, Massachusetts 02109, serves as a sub-adviser for VIP Disciplined Small Cap. Geode chooses VIP Disciplined Small Cap's investments and places orders to buy and sell the fund's investments.

As of March 30, 2007, Geode had approximately $62.7 billion in discretionary assets under management.

Fidelity Investments Money Management, Inc. (FIMM), at One Spartan Way, Merrimack, New Hampshire 03054, serves as a sub-adviser for VIP Investment Grade Bond and VIP Money Market. FIMM has day-to-day responsibility for choosing investments for VIP Investment Grade Bond and VIP Money Market. FIMM also serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income. FIMM has day-to-day responsibility for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income.

FIMM is an affiliate of FMR. As of March 29, 2007, FIMM had approximately $370.3 billion in discretionary assets under management.

FMR Co., Inc. (FMRC) serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMRC has day-to-day responsibility for choosing investments for VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMRC has day-to-day responsibility for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income. FMRC may provide investment advisory services for VIP Disciplined Small Cap.

FMRC is an affiliate of FMR. As of March 29, 2007, FMRC had approximately $766.7 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. FRAC, an affiliate of FMR, was organized in 1986 to provide investment research and advice on issuers based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. FRAC may provide investment research and advice for VIP Investment Grade Bond and VIP Money Market.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of October 11, 2006, FIIA had approximately $32.8 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. FIIA may also provide investment advisory services for VIP Strategic Income.

Prospectus

Fund Services - continued

  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 27, 2006, FIIA(U.K.)L had approximately $20.9 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. FIIA(U.K.)L may also provide investment advisory services for VIP Strategic Income.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 27, 2006, FIJ had approximately $33.7 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies from time to time.

Steven Calhoun is vice president and manager of VIP Aggressive Growth Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Calhoun has worked as a research analyst and manager.

Dick Habermann is vice president and co-manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio, both of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity Investments in 1968, Mr. Habermann has held several positions including portfolio manager, director of research for FMR Co., division head for international equities and director of international research, and chief investment officer for Fidelity International, Limited.

Derek Young is vice president and co-manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio, which he has managed since April 2007. Mr. Young is vice president and co-manager of VIP Strategic Income Portfolio, which he has managed since July 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

Christopher Sharpe is vice president and co-manager of VIP Strategic Income Portfolio, which he has managed since July 2005. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

Lawrence Rakers is vice president and manager of VIP Balanced Portfolio, which he has managed since June 2005. Mr. Rakers also manages other Fidelity funds. Since joining Fidelity Investments in 1993, Mr. Rakers has worked as a research analyst and manager.

Will Danoff is vice president and manager of VIP Contrafund Portfolio, which he has managed since January 1995. He also manages other Fidelity funds. Since joining Fidelity Investments in 1986, Mr. Danoff has worked as a research analyst and portfolio manager.

J. Fergus Shiel is vice president and manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since September 2005. He also manages other Fidelity funds. Mr. Shiel joined Fidelity Investments in 1989 and worked as a research analyst and portfolio manager until leaving the firm in May 2003 to run his own investment firm. Mr. Shiel returned to Fidelity as a portfolio manager in September 2005.

Stephen Petersen is vice president and manager of VIP Equity-Income Portfolio, which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Petersen has worked as a research analyst and portfolio manager.

Prospectus

Jason Weiner is vice president and manager of VIP Growth Portfolio, which he has managed since November 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst and portfolio manager.

James Catudal is vice president and manager of VIP Growth & Income Portfolio, which he has managed since October 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Catudal has worked as a research analyst and manager.

John Porter is vice president and manager of VIP Growth Opportunities Portfolio, which he has managed since September 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and portfolio manager.

Brian Hanson is vice president and manager of VIP Growth Stock Portfolio, which he has managed since December 2002. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Hanson has worked as a research analyst and portfolio manager.

Matthew Conti is vice president and manager of VIP High Income Portfolio, which he has managed since July 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Conti has worked as a research analyst and portfolio manager.

Ford O'Neil is vice president and manager of VIP Investment Grade Bond Portfolio, which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

Tom Allen is vice president and manager of VIP Mid Cap Portfolio, which he has managed since June 2001. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and portfolio manager.

Sam Wald is vice president and manager of VIP Real Estate Portfolio, which he has managed since October 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, he has worked as a research analyst, associate portfolio manager and manager.

Richard Fentin is vice president and manager of VIP Value Portfolio, which he has managed since November 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant and manager.

Charles Hebard is vice president and manager of VIP Value Leaders Portfolio, which he has managed since September 2006. Mr. Hebard joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the Wharton School at the University of Pennsylvania.

Matthew Friedman is vice president and manager of VIP Value Strategies Portfolio, which he has managed since July 2006. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

VIP Disciplined Small Cap is managed by Geode, a sub-adviser to the fund. Jeffrey Adams is lead portfolio manager of VIP Disciplined Small Cap Portfolio. Bobe Simon and Patrick Waddell are portfolio managers of VIP Disciplined Small Cap Portfolio, and Fergal Jackson is the assistant portfolio manager of VIP Disciplined Small Cap Portfolio.

Jeffrey Adams has been a Senior Portfolio Manager with Geode since September 2003. He has served as the lead portfolio manager of VIP Disciplined Small Cap Portfolio since the fund's inception, as well as for other registered investment companies, since January 2004. Mr. Adams has oversight responsibility for all index funds managed by Geode and is responsible for quantitative research and new product development. Mr. Adams was employed by State Street Global Advisors from June 1989 to June 2003 where he served as a Portfolio Manager for over seven years before joining Geode.

Bobe Simon has been a Portfolio Manager with Geode since April 2005. He has served as a portfolio manager of VIP Disciplined Small Cap Portfolio since the fund's inception, as well as for other registered investment companies, since May 2005. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

Patrick Waddell has been a Portfolio Manager with Geode since July 2006. He has served as a portfolio manager of VIP Disciplined Small Cap since July 2006, as well as for other registered investment companies. Prior to July 2006, Mr. Waddell was an assistant portfolio manager with Geode and VIP Disciplined Small Cap since the fund's inception. In addition to his portfolio management responsibilities, Mr. Waddell is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Waddell was employed by Fidelity Investments from December 1997 to February 2004 where he worked as a Senior Portfolio Assistant for over two years.

Fergal Jackson has been an Assistant Portfolio Manager with Geode since August 2006. He has served as the assistant portfolio manager of VIP Disciplined Small Cap, as well as for other registered investment companies, since October 2006. He serves as the performance attribution analyst for Geode managed index funds and is responsible for monitoring the Geode managed index funds' daily cash flows, quantitative research and new product development. Prior to joining Geode, Mr. Jackson was a Senior Fund Replication Analyst at Fidelity Investments where he worked from May 1999 to July 2006.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Calhoun, Habermann, Young, Sharpe, Rakers, Danoff, Shiel, Petersen, Weiner, Catudal, Porter, Hanson, Conti, O'Neil, Allen, Wald, Sharpe, Young, Fentin, Hebard, Friedman, Adams, Simon, Waddell, and Jackson, as well as the managers of the central funds and sub-portfolios in which certain funds are invested as of the date of this prospectus.

Prospectus

Fund Services - continued

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

For VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The monthly management fee for VIP Money Market is calculated by adding a group fee to an income-related fee. The income-related fee varies depending on the level of the fund's monthly gross income from an annualized rate of 0.05% (at a fund annualized gross yield of 0%) to 0.27% (at a fund annualized gross yield of 15%) of the fund's average net assets throughout the month. For VIP Money Market, the group fee rate is divided by twelve and multiplied by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies or 0.37% for VIP High Income, VIP Investment Grade Bond, VIP Money Market, and VIP Strategic Income, and it drops as total assets under management increase.

For December 2006, the group fee rate was 0.26% for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies and the group fee rate was 0.12% for VIP High Income, VIP Investment Grade Bond, VIP Money Market, and VIP Strategic Income. The individual fund fee rate is 0.15% for VIP Balanced; 0.20% for VIP Equity-Income, VIP Growth & Income, and VIP Investment Grade Bond; 0.25% for VIP Asset Manager; 0.30% for VIP Asset Manager: Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies; 0.35% for VIP Aggressive Growth; and 0.45% for VIP Disciplined Small Cap, VIP High Income, and VIP Strategic Income.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended December 31, 2006, for each fund is shown in the following table.

Total Management Fee
VIP Aggressive Growth	0.62%
VIP Asset Manager	0.52%
VIP Asset Manager: Growth	0.57%
VIP Balanced	0.42%
VIP Contrafund	0.57%
VIP Disciplined Small Cap	0.71%
VIP Dynamic Capital Appreciation	0.56%
VIP Equity-Income	0.47%
VIP Growth	0.57%
VIP Growth & Income	0.47%
VIP Growth Opportunities	0.57%
VIP Growth Stock	0.57%
VIP High Income	0.57%
VIP Investment Grade Bond	0.32%
VIP Mid Cap	0.57%
VIP Money Market	0.23%
VIP Real Estate	0.57%
VIP Strategic Income	0.57%
VIP Value	0.56%
VIP Value Leaders	0.56%
VIP Value Strategies	0.57%

FMR pays FIMM, FMRC, and FMR U.K. for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR or FIMM pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

FMR pays Geode for providing investment management services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each of VIP High Income's, VIP Investment Grade Bond's, VIP Money Market's, and VIP Strategic Income's semi-annual report for the fiscal period ended June 30, 2006 and each fund's (other than VIP High Income's, VIP Investment Grade Bond's, VIP Money Market's, and VIP Strategic Income's) annual report for the fiscal period ended December 31, 2006.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2007, approximately 65.27% of VIP Aggressive Growth Portfolio's; 72.99% of VIP Asset Manager: Growth Portfolio's; 70.96% of VIP Balanced Portfolio's; 99.96% of VIP Disciplined Small Cap Portfolio's; 77.89% of VIP Dynamic Capital Appreciation Portfolio's; 95.52% of VIP Growth Stock Portfolio's; 33.17% of VIP Investment Grade Bond Portfolio's; 69.85% of VIP Money Market Portfolio's; 99.44% of VIP Real Estate Portfolio's; 99.97% of VIP Strategic Income Portfolio's; 50.76% of VIP Value Portfolio's; 98.29% of VIP Value Leaders Portfolio's; and 34.70% of VIP Value Strategies Portfolio's total outstanding shares were held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Investor Class's shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers, may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary. These payments are described in more detail on the following pages and in the SAI.

Investor Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Investor Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Investor Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Investor Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Investor Class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP (for VIP Equity-Income, VIP Growth, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, and VIP Value Leaders) and Deloitte & Touche LLP (for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Value, and VIP Value Strategies), independent registered public accounting firms, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

VIP Aggressive Growth Portfolio - Investor Class

Years ended December 31,	2006	2005 J
Selected Per-Share Data
Net asset value, beginning of period 	$ 9.13	$ $ 8.95
Income from Investment Operations
Net investment income (loss) E 	 (.03) H	 (.01) I
Net realized and unrealized gain (loss) 	 .80	 .46
Total from investment operations 	 .77	 .45
Distributions from net realized gain 	 (.49)	 (.27)
Net asset value, end of period 	$ 9.41	$ 9.13
Total Return B, C, D 	 8.44%	 4.99%
Ratios to Average Net Assets F, K
Expenses before reductions 	 1.35%	 1.25% A
Expenses net of fee waivers, if any 	 1.05%	 1.05% A
Expenses net of all reductions 	 1.04%	 .97% A
Net investment income (loss) 	 (.33)% H	 (.36)% A, I
Supplemental Data
Net assets, end of period (000 omitted) 	$ 3,776	$ 1,395
Portfolio turnover rate G 	 200%	 242%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%.

J For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Asset Manager Portfolio - Investor Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 15.03	$ $ 14.63
Income from Investment Operations
Net investment income (loss) E 	 .42	 .16
Net realized and unrealized gain (loss) 	 .63	 .24
Total from investment operations 	 1.05	 .40
Distributions from net investment income 	 (.41)	 -
Net asset value, end of period 	$ 15.67	$ 15.03
Total Return B, C, D 	 7.16%	 2.73%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .78%	 .82% A
Expenses net of fee waivers, if any 	 .78%	 .82% A
Expenses net of all reductions 	 .76%	 .81% A
Net investment income (loss) 	 2.77%	 2.52% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 27,092	$ 9,322
Portfolio turnover rate G 	 173%	 44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Asset Manager: Growth Portfolio - Investor Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.96	$ $ 12.60
Income from Investment Operations
Net investment income (loss) E 	 .24	 .10
Net realized and unrealized gain (loss) 	 .63	 .26
Total from investment operations 	 .87	 .36
Distributions from net investment income 	 (.27)	 -
Net asset value, end of period 	$ 13.56	$ 12.96
Total Return B, C, D 	 6.80%	 2.86%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .92%	 .96% A
Expenses net of fee waivers, if any 	 .92%	 .96% A
Expenses net of all reductions 	 .89%	 .94% A
Net investment income (loss) 	 1.86%	 1.83% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 6,882	$ 1,330
Portfolio turnover rate G 	 233%	 43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Balanced Portfolio - Investor Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.77	$ $ 13.96
Income from Investment Operations
Net investment income (loss) E 	 .31	 .11
Net realized and unrealized gain (loss) 	 1.32	 .70
Total from investment operations 	 1.63	 .81
Distributions from net investment income 	 (.31)	 -
Distributions from net realized gain 	 (.50)	 -
Total distributions 	 (.81)	 -
Net asset value, end of period 	$ 15.59	$ 14.77
Total Return B, C, D 	 11.56%	 5.80%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .73%	 .76% A
Expenses net of fee waivers, if any 	 .73%	 .76% A
Expenses net of all reductions 	 .71%	 .73% A
Net investment income (loss) 	 2.07%	 1.73% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 87,476	$ 14,133
Portfolio turnover rate G 	 55%	 140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Contrafund Portfolio - Investor Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 31.00	$ $ 28.34
Income from Investment Operations
Net investment income (loss) E 	 .23	 .06
Net realized and unrealized gain (loss) 	 3.30	 2.60
Total from investment operations 	 3.53	 2.66
Distributions from net investment income 	 (.41)	 -
Distributions from net realized gain 	 (2.71)	 -
Total distributions 	 (3.12)	 -
Redemption fees added to paid in capital E, J 	 -	 -
Net asset value, end of period 	$ 31.41	$ 31.00
Total Return B, C, D 	 11.60%	 9.39%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .78%	 .83% A
Expenses net of fee waivers, if any 	 .78%	 .83% A
Expenses net of all reductions 	 .78%	 .81% A
Net investment income (loss) 	 .73%	 .43% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 315,995	$ 88,673
Portfolio turnover rate G 	 75%	 60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Prospectus

Appendix - continued

VIP Disciplined Small Cap Portfolio - Investor Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 9.94	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .02	 - J
Net realized and unrealized gain (loss) 	 1.61	 (.06)
Total from investment operations 	 1.63	 (.06)
Distributions from net investment income 	 (.02)	 -
Net asset value, end of period 	$ 11.55	$ 9.94
Total Return B, C, D 	 16.40%	 (.60)%
Ratios to Average Net Assets F, I
Expenses before reductions 	 1.41%	 43.46% A
Expenses net of fee waivers, if any 	 1.15%	 1.15% A
Expenses net of all reductions 	 1.13%	 1.15% A
Net investment income (loss) 	 .19%	 2.35% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 11,853	$ 1,242
Portfolio turnover rate G 	 47%	 0%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 27, 2005 (commencement of operations) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

VIP Dynamic Capital Appreciation Portfolio - Investor Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 8.71	$ $ 7.89
Income from Investment Operations
Net investment income (loss) E 	 .03	 - J
Net realized and unrealized gain (loss) 	 1.17	 .82
Total from investment operations 	 1.20	 .82
Distributions from net investment income 	 (.04)	 -
Distributions from net realized gain 	 (.26)	 -
Total distributions 	 (.30)	 -
Net asset value, end of period 	$ 9.61	$ 8.71
Total Return B, C, D 	 13.87%	 10.39%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .90%	 1.04% A
Expenses net of fee waivers, if any 	 .90%	 1.00% A
Expenses net of all reductions 	 .89%	 .92% A
Net investment income (loss) 	 .36%	 .02% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 22,464	$ 7,241
Portfolio turnover rate G 	 161%	 201%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Prospectus

VIP Equity-Income Portfolio - Investor Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 25.48	$ $ 24.46
Income from Investment Operations
Net investment income (loss) E 	 .42	 .17
Net realized and unrealized gain (loss) 	 4.36	 .85
Total from investment operations 	 4.78	 1.02
Distributions from net investment income 	 (.89)	 -
Distributions from net realized gain 	 (3.22)	 -
Total distributions 	 (4.11)	 -
Redemption fees added to paid in capital E, J 	 -	 -
Net asset value, end of period 	$ 26.15	$ 25.48
Total Return B, C, D 	 20.04%	 4.17%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .69%	 .74% A
Expenses net of fee waivers, if any 	 .69%	 .74% A
Expenses net of all reductions 	 .69%	 .73% A
Net investment income (loss) 	 1.63%	 1.54% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 170,050	$ 37,500
Portfolio turnover rate G 	 22%	 19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

VIP Growth Portfolio - Investor Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 33.67	$ $ 32.60
Income from Investment Operations
Net investment income (loss) E 	 .17	 .03
Net realized and unrealized gain (loss) 	 2.08	 1.04
Total from investment operations 	 2.25	 1.07
Distributions from net investment income 	 (.14)	 -
Redemption fees added to paid in capital E,J 	 -	 -
Net asset value, end of period 	$ 35.78	$ 33.67
Total Return B,C,D 	 6.72%	 3.28%
Ratios to Average Net Assets F,I
Expenses before reductions 	 .81%	 .83% A
Expenses net of fee waivers, if any 	 .81%	 .83% A
Expenses net of all reductions 	 .80%	 .79% A
Net investment income (loss) 	 .49%	 .23% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 76,965	$ 24,166
Portfolio turnover rate G 	 114%	 79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Prospectus

Appendix - continued

VIP Growth & Income Portfolio - Investor Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.74	$ $ 13.64
Income from Investment Operations
Net investment income (loss) E 	 .13	 .03
Net realized and unrealized gain (loss) 	 1.72	 1.07
Total from investment operations 	 1.85	 1.10
Distributions from net investment income 	 (.14)	 -
Distributions from net realized gain 	 (.38)	 -
Total distributions 	 (.52)	 -
Net asset value, end of period 	$ 16.07	$ 14.74
Total Return B, C, D 	 12.95%	 8.06%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .73%	 .78% A
Expenses net of fee waivers, if any 	 .73%	 .78% A
Expenses net of all reductions 	 .72%	 .72% A
Net investment income (loss) 	 .85%	 .49% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 34,603	$ 9,564
Portfolio turnover rate G 	 109%	 206%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Growth Opportunities Portfolio - Investor Class

Years ended December 31,	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period 	$ 17.33	$ $ 16.20
Income from Investment Operations
Net investment income (loss) E 	 (.01) H	 .02
Net realized and unrealized gain (loss) 	 .91	 1.11
Total from investment operations 	 .90	 1.13
Distributions from net investment income 	 (.12)	 -
Net asset value, end of period 	$ 18.11	$ 17.33
Total Return B, C, D 	 5.26%	 6.98%
Ratios to Average Net Assets F, J
Expenses before reductions 	 .88%	 .87% A
Expenses net of fee waivers, if any 	 .88%	 .87% A
Expenses net of all reductions 	 .83%	 .83% A
Net investment income (loss) 	 (.06)% H	 .33% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 12,982	$ 4,353
Portfolio turnover rate G 	 128%	 123%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%.

I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Growth Stock Portfolio - Investor Class

Years ended December 31,	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.94	$ $ 11.64
Income from Investment Operations
Net investment income (loss) E 	 (.01)	 - K
Net realized and unrealized gain (loss) 	 .12 H	 .30
Total from investment operations 	 .11	 .30
Distribution from net investment income 	 - K	 -
Net asset value, end of period 	$ 12.05	$ 11.94
Total Return B, C, D 	 .95%	 2.58%
Ratios to Average Net Assets F, J
Expenses before reductions 	 1.21%	 1.16% A
Expenses net of fee waivers, if any 	 1.01%	 1.00% A
Expenses net of all reductions 	 1.01%	 .96% A
Net investment income (loss) 	 (.12)%	 (.03)% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 3,849	$ 2,209
Portfolio turnover rate G 	 93%	 91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

VIP High Income Portfolio - Investor Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 6.16	$ $ 6.54
Income from Investment Operations
Net investment income E 	 .471	 .193
Net realized and unrealized gain (loss) 	 .220	 (.089)
Total from investment operations 	 .691	 .104
Distributions from net investment income 	 (.511)	 (.484)
Net asset value, end of period 	$ 6.34	$ 6.16
Total Return B, C, D 	 11.24%	 1.60%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .80%	 .82% A
Expenses net of fee waivers, if any 	 .80%	 .82% A
Expenses net of all reductions 	 .79%	 .82% A
Net investment income 	 7.31%	 6.86% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 78,122	$ 17,363
Portfolio turnover rate G 	 65%	 95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Investment Grade Bond Portfolio - Investor Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.75	$ $ 12.65
Income from Investment Operations
Net investment incomeE 	 .583	 .242
Net realized and unrealized gain (loss) 	 (.055)	 (.142)
Total from investment operations 	 .528	 .100
Distributions from net investment income 	 (.508)	 -
Distributions from net realized gain 	 (.030)	 -
Total distributions 	 (.538)	 -
Net asset value, end of period 	$ 12.74	$ 12.75
Total ReturnB, C, D 	 4.33%	 .79%
Ratios to Average Net AssetsF, I
Expenses before reductions 	 .48%	 .49% A
Expenses net of fee waivers, if any 	 .48%	 .49% A
Expenses net of all reductions 	 .48%	 .49% A
Net investment income 	 4.72%	 4.40% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 168,456	$ 42,944
Portfolio turnover rate G 	 34%	 157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Fidelity Central Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Fidelity Central Funds. Based on their most recent shareholder report date, the expenses were .0049% (annualized) and .0061% (annualized) for Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund, respectively.

VIP Mid Cap Portfolio - Investor Class

Years ended December 31,	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period 	$ 35.08	$ $ 31.81
Income from Investment Operations
Net investment income (loss) E 	 .15	 .07 H
Net realized and unrealized gain (loss) 	 3.93	 3.20
Total from investment operations 	 4.08	 3.27
Distributions from net investment income 	 (.14)	 -
Distributions from net realized gain 	 (4.33)	 -
Total distributions 	 (4.47)	 -
Net asset value, end of period 	$ 34.69	$ 35.08
Total Return B, C, D 	 12.59%	 10.28%
Ratios to Average Net Assets F, J
Expenses before reductions 	 .80%	 .86% A
Expenses net of fee waivers, if any 	 .80%	 .86% A
Expenses net of all reductions 	 .78%	 .80% A
Net investment income (loss) 	 .45%	 .45% A, H
Supplemental Data
Net assets, end of period (000 omitted) 	$ 163,646	$ 50,760
Portfolio turnover rate G 	 149%	 107%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .17%.

I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Money Market Portfolio - Investor Class

Years ended December 31,	2006	2005 E
Selected Per-Share Data
Net asset value, beginning of period 	$ 1.00	$ $ 1.00
Income from Investment Operations
Net investment income 	 .047	 .016
Distributions from net investment income 	 (.047)	 (.016)
Net asset value, end of period 	$ 1.00	$ 1.00
Total Return B,C,D 	 4.81%	 1.58%
Ratios to Average Net Assets F
Expenses before reductions 	 .39%	 .36% A
Expenses net of fee waivers, if any 	 .39%	 .36% A
Expenses net of all reductions 	 .39%	 .36% A
Net investment income 	 4.78%	 3.72% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 580,013	$ 126,224

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Real Estate Portfolio - Investor Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 18.46	$ $ 19.25
Income from Investment Operations
Net investment income (loss) E 	 .35	 .17
Net realized and unrealized gain (loss) 	 6.22	 .52
Total from investment operations 	 6.57	 .69
Distributions from net investment income 	 (.32)	 (.42)
Distributions from net realized gain 	 (2.02)	 (1.06)
Total distributions 	 (2.34)	 (1.48) J
Net asset value, end of period 	$ 22.69	$ 18.46
Total Return B, C, D 	 36.53%	 3.52%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .85%	 .99% A
Expenses net of fee waivers, if any 	 .85%	 .99% A
Expenses net of all reductions 	 .85%	 .96% A
Net investment income (loss) 	 1.62%	 1.98% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 50,198	$ 7,134
Portfolio turnover rate G 	 70%	 75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distribution of $1.48 per share is comprised of distributions from net investment income of $.419 and distributions from net realized gain of $1.06 per share.

Prospectus

Appendix - continued

VIP Strategic Income Portfolio - Investor Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.39	$ $ 10.69
Income from Investment Operations
Net investment income E 	 .570	 .235
Net realized and unrealized gain (loss) 	 .246	 (.065)
Total from investment operations 	 .816	 .170
Distributions from net investment income 	 (.491)	 (.450)
Distributions from net realized gain 	 (.025)	 (.020)
Total distributions 	 (.516)	 (.470)
Net asset value, end of period 	$ 10.69	$ 10.39
Total Return B, C, D 	 7.85%	 1.59%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .82%	 .86% A
Expenses net of fee waivers, if any 	 .82%	 .85% A
Expenses net of all reductions 	 .82%	 .85% A
Net investment income 	 5.32%	 5.09% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 104,283	$ 22,502
Portfolio turnover rate G 	 83%	 100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Value Portfolio - Investor Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.63	$ $ 12.23
Income from Investment Operations
Net investment income (loss) E 	 .14	 .06
Net realized and unrealized gain (loss) 	 1.69	 .40
Total from investment operations 	 1.83	 .46
Distributions from net investment income 	 (.12)	 (.06)
Distributions from net realized gain 	 (.08)	 -
Total distributions 	 (.20)	 (.06)
Net asset value, end of period 	$ 14.26	$ 12.63
Total Return B,C,D 	 14.49%	 3.77%
Ratios to Average Net Assets F,I
Expenses before reductions 	 .99%	 1.27% A
Expenses net of fee waivers, if any 	 .99%	 1.00% A
Expenses net of all reductions 	 .98%	 .93% A
Net investment income (loss) 	 1.01%	 1.06% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 37,239	$ 11,034
Portfolio turnover rate G 	 263%	 181%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Value Leaders Portfolio - Investor Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.30	$ $ 12.72
Income from Investment Operations
Net investment income (loss) E 	 .14	 .05
Net realized and unrealized gain (loss) 	 1.86	 .61
Total from investment operations 	 2.00	 .66
Distributions from net investment income 	 (.12)	 (.05)
Distributions from net realized gain 	 (.37)	 (.03)
Total distributions 	 (.49) K	 (.08) J
Net asset value, end of period 	$ 14.81	$ 13.30
Total Return B, C, D 	 15.06%	 5.20%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .97%	 1.15% A
Expenses net of fee waivers, if any 	 .97%	 1.00% A
Expenses net of all reductions 	 .96%	 .96% A
Net investment income (loss) 	 .96%	 .87% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 28,274	$ 4,279
Portfolio turnover rate G 	 94%	 75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.030 per share.

K Total distributions of $.49 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.365 per share.

VIP Value Strategies Portfolio - Investor Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.00	$ $ 13.59
Income from Investment Operations
Net investment income (loss) E 	 .07	 .02
Net realized and unrealized gain (loss) 	 1.89	 .39
Total from investment operations 	 1.96	 .41
Distributions from net investment income 	 (.09)	 -
Distributions from net realized gain 	 (2.44)	 -
Total distributions 	 (2.53)	 -
Net asset value, end of period 	$ 13.43	$ 14.00
Total Return B, C, D 	 16.18%	 3.02%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .86%	 .93% A
Expenses net of fee waivers, if any 	 .86%	 .93% A
Expenses net of all reductions 	 .85%	 .87% A
Net investment income (loss) 	 .55%	 .35% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 38,485	$ 8,360
Portfolio turnover rate G 	 183%	 109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

Additional Performance Information

Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. The LipperSM  Variable Annuity Equity Income Classification Funds Average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The following information compares the performance of Investor Class of VIP Equity-Income to an additional Lipper comparison category.

Average Annual Returns

For the periods ended December 31, 2006	Past 1 year	Life of class
VIP Equity-Income
Investor Class	 20.04%	16.70%A
Lipper Variable Annuity Equity Income Classification Funds Average	 18.19%	--

A From July 12, 2005.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's (other than VIP Money Market's) annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Numbers, 811-03329, 811-05511, 811-07205, and 811-03759

Fidelity, Asset Manager: Growth, Contrafund, Fidelity Investments & (Pyramid) Design and Strategic Advisers are registered trademarks of FMR Corp.

Asset Manager is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.815031.102 VIPINV-pro-0407

Fidelity® Variable Insurance Products

Aggressive Growth Portfolio, Asset ManagerSM Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio,
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income
Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Stock Portfolio,
High Income Portfolio, Investment Grade Bond Portfolio, Mid Cap Portfolio, Money Market Portfolio, Real Estate
Portfolio, Strategic Income Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual reports are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of a prospectus or SAI, dated April 30, 2007, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Special Considerations Regarding Canada	<Click Here>
Special Considerations Regarding Europe	<Click Here>
Special Considerations Regarding Japan	<Click Here>
Special Considerations Regarding Asia Pacific Region (ex Japan)	<Click Here>
Special Considerations Regarding Latin America	<Click Here>
Special Considerations Regarding Emerging Markets	<Click Here>
Special Considerations Regarding Russia	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying and Selling Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trusts	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

For more information on any Fidelity fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before investing or sending money.

VIPINV-ptb-0407
1.815032.102

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund (other than VIP Money Market, VIP Real Estate, and VIP Strategic Income):

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For purposes of each fund's (other than VIP Money Market's, VIP Real Estate's, and VIP Strategic Income's) diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

For VIP Money Market:

The fund may not purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time.

For purposes of the fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Senior Securities

For each fund (other than VIP Mid Cap):

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

For VIP Mid Cap:

The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

Borrowing

For each fund (other than VIP Money Market):

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

For VIP Money Market:

The fund may not borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund (other than VIP Balanced, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, VIP Real Estate, and VIP Money Market):

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of each of VIP Asset Manager's, VIP Asset Manager: Growth's, VIP Aggressive Growth's, VIP Contrafund's, VIP Disciplined Small Cap's, VIP Equity-Income's, VIP Growth's, VIP Growth Stock's, VIP High Income's, VIP Investment Grade Bond's, VIP Strategic Income's, VIP Value's, VIP Value Leaders's, and VIP Value Strategies's concentration limitation discussed above, with respect to any investment in Fidelity® Money Market Central Fund and/or any non-money market central fund, Fidelity Management & Research Company (FMR) looks through to the holdings of the central fund.

For purposes of each of VIP Asset Manager's, VIP Asset Manager: Growth's, VIP Aggressive Growth's, VIP Contrafund's, VIP Disciplined Small Cap's, VIP Equity-Income's, VIP Growth's, VIP Growth Stock's, VIP High Income's, VIP Investment Grade Bond's, VIP Strategic Income's, VIP Value's, VIP Value Leaders's, and VIP Value Strategies's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

For VIP Balanced, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, and VIP Mid Cap:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of each of VIP Balanced's, VIP Dynamic Capital Appreciation's, VIP Growth & Income's, VIP Growth Opportunities's, and VIP Mid Cap's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

For VIP Real Estate:

The fund may not purchase any security if, as a result, more than 25% of its total assets would be invested in the securities of companies having their principal business activities in the same industry, except that the fund will invest more than 25% of its total assets in the real estate industry (this limitation does not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities).

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

For VIP Money Market:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry.

For purposes of the fund's concentration limitation discussed above, FMR deems the financial services industry to include the group of industries within the financial services sector.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund (other than VIP Money Market):

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

For VIP Money Market:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

Investing for Control or Management

For VIP Money Market:

The fund may not invest in companies for the purpose of exercising control or management.

Pooled Funds

For VIP Balanced and VIP Growth Opportunities:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For VIP Mid Cap:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

For VIP Real Estate and VIP Strategic Income:

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For purposes of each of VIP Real Estate's and VIP Strategic Income's diversification limitation discussed above, Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

For purposes of each of VIP Real Estate's and VIP Strategic Income's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

For VIP Money Market:

The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.

For purposes of the fund's diversification limitation discussed above, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

For purposes of the fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund (other than VIP Money Market):

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

For VIP Money Market:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

Illiquid Securities

For each fund (other than VIP High Income and VIP Strategic Income):

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For VIP High Income and VIP Strategic Income:

The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Commodities

For VIP Money Market:

The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

Loans

For each fund (other than VIP Money Market):

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

For VIP Money Market:

The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

Oil, Gas, and Mineral Exploration Programs

For each fund (other than VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Real Estate, VIP Value, and VIP Value Strategies):

The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

Foreign Securities

For VIP Asset Manager, VIP Disciplined Small Cap, VIP Equity-Income, VIP Growth, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Strategic Income, and VIP Value Leaders:

FMR limits the amount of the fund's assets that may be invested in foreign securities to 50%.

Pooled Funds

For VIP Balanced and VIP Growth Opportunities:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For VIP Mid Cap:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

In addition to each fund's fundamental and non-fundamental limitations discussed above:

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements a fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For a fund's limitations on futures, options, and swap transactions, see the section entitled "Limitations on Futures, Options, and Swap Transactions" on page <Click Here>.

Each fund intends to comply with the requirements of Section 12(d)(1)(G)(i)(IV) of the 1940 Act.

For purposes of investing at least 25% of VIP Balanced's total assets in fixed-income senior securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions and treats investment-grade debt securities, lower-quality debt securities, and preferred stock as "fixed-income senior securities."

For purposes of normally investing at least 80% of VIP Disciplined Small Cap's assets in securities of companies with small market capitalizations, the capitalization range of the Russell 2000® Index and the Standard & Poor's® Small Cap 600 Index (S&P® Small Cap 600) is measured no less frequently than once a month.

For purposes of normally investing at least 80% of VIP Mid Cap's assets in securities of companies with medium market capitalizations, FMR intends to measure the capitalization range of the Russell Midcap® Index and the Standard & Poor's MidCap 400 Index (S&P® MidCap 400) no less frequently than once a month.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR or Geode Capital Management, LLC (Geode) (for VIP Disciplined Small Cap) may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR or Geode may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset Allocation (VIP Asset Manager and VIP Asset Manager: Growth only). The stock class includes domestic and foreign equity securities of all types (other than adjustable rate preferred stocks, which are included in the bond class). Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depositary receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

The bond class includes all varieties of domestic and foreign fixed-income securities maturing in more than one year. Securities in this asset class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. These securities may be denominated in U.S. dollars or foreign currency.

The short-term/money market class includes all types of domestic and foreign short-term and money market instruments. Short-term and money market instruments may include commercial paper, notes, and other corporate debt securities, government securities issued by U.S. or foreign governments or their agencies or instrumentalities, bank deposits and other financial institution obligations, repurchase agreements involving any type of security, and other similar short-term instruments. These instruments may be denominated in U.S. dollars or foreign currency.

FMR may use its judgment to place a security in the most appropriate asset class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. A fund may also make other investments that do not fall within these asset classes. In making asset allocation decisions, FMR will evaluate projections of risk, market conditions, economic conditions, volatility, yields, and returns. FMR's management will use database systems to help analyze past situations and trends, research specialists in each of the asset classes to help in securities selection, portfolio management professionals to determine asset allocation and to select individual securities, and its own credit analysis as well as credit analyses provided by rating services.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Companies "Principally Engaged" in the Real Estate Industry. For purposes of VIP Real Estate's investment objective and policy of investing at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments, FMR considers a company to be principally engaged in the real estate industry if at least 50% of its assets (marked to market), gross income, or net profits are attributable to ownership, construction, management, or sale of residential, commercial, or industrial real estate.

Countries and Markets Not Considered to Be Emerging. For purposes of VIP Strategic Income, as of December 31, 2006, the following countries and markets are not considered to be emerging: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Country or Geographic Region. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Domestic and Foreign Investments (money market fund only) include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, a fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR or Geode will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

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A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR or Geode.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's or Geode's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR or Geode anticipates. For example, if a currency's value rose at a time when FMR or Geode had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR or Geode hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR or Geode increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's or Geode's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR or Geode determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR or Geode will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures, Options, and Swap Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, some are based on indices of securities prices, such as the Standard & Poor's 500SM  Index (S&P 500®), and some are based on Eurodollars. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

Futures may be based on foreign indexes such as the Compagnie des Agents de Change 40 Index (CAC 40) in France, the Deutscher Aktienindex (DAX 30) in Germany, the Financial Times Stock Exchange Eurotop 100 Index (FTSE Eurotop 100) in Europe, the IBEX 35 Index (IBEX 35) in Spain, the Financial Times Stock Exchange 100 Index (FTSE 100) in the United Kingdom, the Australian Stock Exchange All Ordinaries Index (ASX All Ordinaries) in Australia, the Hang Seng Index in Hong Kong, and the Nikkei Stock Average (Nikkei 225), the Nikkei Stock Index 300 (Nikkei 300), and the Tokyo Stock Exchange Stock Price Index (TOPIX) in Japan.

Positions in Eurodollar futures reflect market expectations of forward levels of three-month London Interbank Offered Rate (LIBOR) rates.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

Limitations on Futures, Options, and Swap Transactions. Each trust, on behalf of each equity/bond/growth/growth & income/asset allocation/income fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each equity/bond/growth/growth & income/asset allocation/income fund is not subject to registration or regulation as a CPO.

VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of the fund's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

VIP Investment Grade Bond and VIP Strategic Income will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of the fund's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

VIP Aggressive Growth, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

VIP High Income will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Geode also intends to follow certain other limitations on VIP Disciplined Small Cap's futures and option activities. The fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, the fund will not enter into any futures contract, option, or swap agreement if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund's other futures, options, or swaps positions, would exceed 35% of the fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

The above limitations on the funds' (other than the money market fund's) investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere in this SAI are not fundamental policies and may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), total return swaps (where the parties exchange a floating rate for the total return of a security or index), and credit default swaps (where one party pays a fixed rate and the other agrees to buy a specific issuer's debt at par upon the occurrence of certain agreed events, including for example, if the issuer is bankrupt, defaults on any of its debt obligations or makes arrangements with a creditor to modify a debt obligation).

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In the case of a physically settled credit default swap written by the fund, the fund must be prepared to pay par for and take possession of eligible debt of a defaulted issuer. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. In the case of a credit default swap written by the fund, the fund will experience a loss if a credit event occurs and the credit of the underlying referenced entity (the debt issuer as to which credit protection has been written) has deteriorated. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the underlying referenced entity has declined.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of each fund's (except VIP Disciplined Small Cap) investments and, through reports from FMR, the Board monitors investments in illiquid securities. Under the supervision of the Board of Trustees and FMR, Geode manages VIP Disciplined Small Cap to comply with certain restrictions on illiquid investments and, through reports from FMR and/or Geode, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, various factors may be considered, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's® Investors Service, Standard & Poor's (S&P), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases costs and may increase taxable gains.

Municipal Securities are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities and common stock.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Real estate investment trusts issue debt securities to fund the purchase and/or development of commercial properties. The value of these debt securities may be affected by changes in the value of the underlying property owned by the trusts, the creditworthiness of the trusts, interest rates, and tax and regulatory requirements. Real estate investment trusts are dependent upon management skill and the cash flow generated by the properties owned by the trusts. Real estate investment trusts are at the risk of the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, for VIP Disciplined Small Cap, by Geode or, under certain circumstances, by FMR or an FMR affiliate.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, for VIP Disciplined Small Cap, by Geode or, under certain circumstances, by FMR or an FMR affiliate. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp. VIP Disciplined Small Cap will not lend securities to Geode or its affiliates.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share (NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the NAV of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, FMR and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Temporary Defensive Policies. Each of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

VIP Investment Grade Bond reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.

Each of VIP High Income and VIP Strategic Income reserves the right to invest without limitation in investment-grade securities for temporary, defensive purposes.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

SPECIAL CONSIDERATIONS REGARDING CANADA

Political. Canada's parliamentary system of government is, in general, stable. One of the provinces, Quebec, which has a predominantly French-speaking population, does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. To date, referendums on Quebec sovereignty have been defeated, but the issue remains unresolved. In case a referendum about the independence of Quebec were successful, then the Canadian federal government may be obliged to negotiate with Quebec.

Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada's largest trading partner and developments in economic policy do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement may make the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas, particularly China, may change the composition of Canada's trade and foreign investment composition in the near future.

SPECIAL CONSIDERATIONS REGARDING EUROPE

The European Union (EU) is an intergovernmental and supranational union of most Western European countries and a growing number of Eastern European countries, each known as a member state. One of the key activities of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established, among other things, the European Economic and Monetary Union (EMU) which sets out different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation, including the adoption of a single currency, the euro. Many member states have adopted, and other member states are generally expected to eventually adopt, the euro as their single currency. When a member state adopts the euro as its currency, the member state no longer controls its own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank. However, certain countries do not qualify for the euro and thus risk being left behind.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members or requires candidates for EMU membership to comply with. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. The countries adopting the euro must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment in some European countries has historically been higher than in the United States and could pose political risk. One or more member states might exit the EU, placing its currency and banking system in jeopardy. Major issues currently facing the EU cover its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the new constitutional treaty, the EU's enlargement to the south and east, and resolving the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. The EU has been extending its influence to the east. It has accepted several Eastern European countries as new members, and has plans to accept several more in the medium-term. It is hoped that membership for these states will help cement economic and political stability. For these countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, new member states which were former Soviet satellites remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the old Soviet Union. Further expansion of the EU has long-term economic benefits, but certain European countries are not viewed as currently suitable for membership, especially the troubled economies of countries further east. Also, as the EU continues to enlarge, the candidate countries' accessions may grow more controversial. Some member states may repudiate certain candidate countries joining the EU upon concerns about the possible economic, immigration, and cultural implications that may result from such enlargement. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. For example, a large segment of the population in the United Kingdom may be indifferent or opposed to the EU, while other countries are generally more in favor of European integration.

It is possible that the gap between rich and poor within the EU's member countries, and particularly among new members that have not met the requirements for joining the EMU may increase, and that realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made which may affect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

Economic. The EU economy is expected to grow further over the next decade as more countries join the EU - especially considering that the new member states are usually poorer than the EU average, and hence the expected fast GDP growth will help achieve the dynamic of the united Europe. The EU's economic growth has been below that of the United States most years since 1990, and the economic performance of several of its key members, including Germany and Italy, is a matter of serious concern to policy makers.

As economic conditions across member states vary from robust to dismal, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. According to the Maastricht treaty, member countries must maintain tight control over inflation, public debt, and budget deficit in order to qualify for participation in the euro. These requirements severely limit EMU member countries' ability to implement monetary policy to address regional economic conditions.

Currency. Investing in euro-denominated securities entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. Many European countries rely heavily upon export-dependent businesses and any strength in the exchange rate between the euro and the U.S. dollar can have either a positive or a negative effect upon corporate profits.

Nordic Countries. Faced with stronger global competition, the Nordic countries - Denmark, Finland, Norway, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource-dependent and face pressure as a result of high labor costs. Pension reform, union regulation, and further cuts in liberal social programs will likely need to be addressed as the Nordic countries face increased international competition.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries.

Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency.

SPECIAL CONSIDERATIONS REGARDING JAPAN

Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation have helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

Economic. For three decades from the 1960s through the 1980s, Japan's overall real economic growth had been spectacular. However, growth slowed markedly in the 1990s and Japan's economy fell into a long recession. At present, the Japanese economy could be recovering from this long recession, although uncertainties about its recovery remain. Japan's huge government debt, the aging of the population, an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses are some of the major long-term problems.

Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Japan's economic growth is significantly driven by its exports. Domestic or foreign trade sanctions or other protectionist measures could adversely impact Japan's economy. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena and the resulting damage continue to exist.

A pressing need to sustain Japan's economic recovery and improve its economic growth is the task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, may have to reform themselves to become more competitive. Successful financial sector reform would contribute to Japan's economic recovery at home and would benefit other economies in Asia. Internal conflict over the proper way to reform the banking system exists.

SPECIAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (EX JAPAN)

Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the European Union.

Korea. Investors should be aware that investing in Korea involves risks not typically associated with investing in the U.S. securities markets. Relations between North Korea and South Korea remain tense and the possibility of military action between two countries still exists. Corporate and financial sector restructuring initiated by the Korean government, in conjunction with the IMF, after the 1997-1998 Asian financial crisis can be expected to continue but its full impact cannot be predicted yet. Korean economy's reliance on international trade and other Asian economies makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation.

China Region. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion. Although many Taiwanese companies heavily invest in China, a state of hostility continues to exist between China and Taiwan, which Beijing has long deemed a part of China and has made a nationalist cause of recovering it. Taiwan's political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China.

Southeast Asia. In addition to the risks inherent in investing in the emerging markets, the risks of investing in Southeast Asia merit special consideration. Indonesia has restored financial stability and pursued sober fiscal policies since the 1997-1998 Asian financial crisis, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions. In addition, Indonesia continues to be at risk of ethnic, sectarian, and separatist violence. Keys to future growth remain internal reform, peaceful resolution of internal conflicts, building up the confidence of international and domestic investors, and strong global economic growth. In late December 2004, a major tsunami took nearly 127,000 lives, left more than 93,000 people missing and nearly 441,000 people displaced, and destroyed $4.5 to $5.0 billion worth of property. The negative effects of the tsunami are still felt today, and similar natural disasters could happen again.

SPECIAL CONSIDERATIONS REGARDING LATIN AMERICA

As an emerging market, Latin America historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, in some Latin American countries, a move to sustainable democracy and a more mature and accountable political environment is under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. Investors in the region continue to face a number of potential risks.

A number of Latin American countries are among the largest debtors of developing countries and have a long history of foreign debt and default. The majority of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Historically, government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets.

SPECIAL CONSIDERATIONS REGARDING EMERGING MARKETS

Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize "sovereign" assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Many emerging market countries in which a fund invests lack the social, political, and economic stability characteristic of the United States. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Many emerging market countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

In the past, governments of many emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for these governments to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the governments not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, the governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted. These events have adversely affected the values of securities issued by the governments and corporations domiciled in these emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

SPECIAL CONSIDERATIONS REGARDING RUSSIA

Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign and private investors.

Economic. Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers' ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other government actions, foreign investors could face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR or Geode pursuant to authority contained in the management contract and sub-advisory agreement. FMR or Geode may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and in accordance with the policies described in this section.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security.

The Trustees of each fund periodically review FMR's or Geode's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Brokers

In selecting brokers or dealers (including affiliates of FMR) to execute each fund's portfolio transactions, Geode considers factors deemed relevant in the context of a particular trade and in regard to Geode's overall responsibilities with respect to each fund and other investment accounts, including any instructions from each fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using electronic communications networks (ECNs), electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best execution, Geode may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. Geode also may select a broker that charges more than the lowest available commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

In selecting brokers or dealers (including affiliates of FMR) to execute each fund's portfolio transactions, FMR or Geode considers factors deemed relevant in the context of a particular trade and in regard to FMR's or Geode's overall responsibilities with respect to each fund and other investment accounts, including any instructions from each fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using ECNs, electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMR; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best execution, FMR or Geode may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. FMR or Geode also may select a broker that charges more than the lowest available commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMR) that execute transactions for each fund may receive higher compensation from each fund than other brokers might have charged each fund, in recognition of the value of the brokerage or research products and services they provide to FMR or its affiliates or Geode.

Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; and investment recommendations. FMR or Geode may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement FMR's or Geode's own research activities in providing investment advice to the funds.

Execution Services. In addition, products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including but not limited to communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in personal meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMR and its affiliates or Geode may use commission dollars to obtain certain products or services that are not used exclusively in FMR's or its affiliates' or Geode's investment decision-making process (mixed-use products or services). In those circumstances, FMR or its affiliates or Geode will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMR or Geode. FMR's or Geode's expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services FMR or Geode receives from brokers are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

FMR's or Geode's Decision-Making Process. Before causing a fund to pay a particular level of compensation, FMR or Geode will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to FMR or Geode, viewed in terms of the particular transaction for a fund or FMR's or Geode's overall responsibilities to a fund or other investment companies and investment accounts. While FMR or Geode may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither FMR or Geode nor the funds incur an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist FMR and its affiliates or Geode in terms of its overall investment responsibilities to a fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMR or its affiliates or Geode.

Hard Dollar Research Contracts. FMR has arrangements with certain third-party research providers and brokers through whom FMR effects fund trades, whereby FMR may pay with hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. Even with such hard dollar payments, FMR may cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMR, or that may be available from another broker. FMR views its hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and to pay fund expenses, as described below, will decrease. FMR's determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FMR's part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMR may allocate brokerage transactions to brokers (who are not affiliates of FMR) who have entered into arrangements with FMR under which the broker, using predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses, which may be paid to FMR or its affiliates. Not all brokers with whom a fund trades have agreed to participate in brokerage commission recapture. FMR expects that brokers from whom FMR purchases research products and services with hard dollars are unlikely to participate in commission recapture.

Affiliated Transactions

FMR or Geode may place trades with certain brokers, including National Financial Services LLC (NFS), with whom FMR is under common control, provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made by FMR or Geode, as appropriate, and are independent from those of other funds or investment accounts (including proprietary accounts) managed by FMR or Geode or their affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each fund or investment account. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Orders for funds and investment accounts are not typically combined or blocked. However, Geode may, when feasible and when consistent with the fair and equitable treatment of all funds and investment accounts and best execution, block orders of various funds and investment accounts for order entry and execution.

Geode has established allocation policies for its various funds and investment accounts to ensure allocations are appropriate given its clients differing investment objectives and other considerations. When the supply/demand is insufficient to satisfy all outstanding trade orders, generally the amount executed is distributed among participating funds and investment accounts based on account asset size (for purchases and naked short sales), and security position size (for sales), or otherwise according to the allocation policies. These policies also apply to initial public and secondary offerings. Generally, allocations are determined by traders, independent of portfolio managers, in accordance with these policies. Allocations are determined and documented on trade date.

Geode's trade allocation policies identify circumstances under which it is appropriate to deviate from the general allocation criteria and describe the alternative procedures. For example, if a standard allocation would result in a fund or investment account receiving a very small allocation (e.g. because of its small asset size), the fund or investment account may receive an increased allocation to achieve a more meaningful allocation, or it may receive no allocation. Generally, any exceptions to Geode's policies (i.e. special allocations) must be approved by senior investment or trading personnel, reviewed by the compliance department and documented.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended December 31, 2006 and 2005, the portfolio turnover rates for each fund (other than the money market fund) are presented in the table below.

Turnover Rates	2006	2005
VIP Aggressive Growth	 200%	 242%
VIP Asset Manager(dagger)	 173%	 44%
VIP Asset Manager: Growth(dagger)	 233%	 43%
VIP Balanced(dagger)	 55%	 140%
VIP Contrafund	 75%	 60%
VIP Disciplined Small Cap	 47%	 0%*
VIP Dynamic Capital Appreciation	 161%	 201%
VIP Equity-Income	 22%	 19%
VIP Growth	 114%	 79%
VIP Growth & Income(dagger)	 109%	 206%
VIP Growth Opportunities	 128%	 123%
VIP Growth Stock	 93%	 91%
VIP High Income	 65%	 95%
VIP Investment Grade Bond(dagger)	 34%	 157%
VIP Mid Cap	 149%	 107%
VIP Real Estate	 70%	 75%
VIP Strategic Income	 83%	 100%
VIP Value(dagger)	 263%	 181%
VIP Value Leaders	 94%	 75%
VIP Value Strategies(dagger)	 183%	 109%

* VIP Disciplined Small Cap commenced operations on December 27, 2005.

(dagger) Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMR's investment outlook.

For the fiscal years ended December 31, 2006, 2005, and 2004, VIP Investment Grade Bond and VIP Money Market paid no brokerage commissions.

The following table shows the total amount of brokerage commissions paid by each fund, comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal years ended December 31, 2006, 2005, and 2004. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
VIP Aggressive Growth	December 31
2006		$ 54,644	 0.27%
2005		$ 70,875	 0.51%
2004		$ 28,438	 0.29%
VIP Asset Manager	December 31
2006		$ 4,238,509	 0.18%
2005		$ 1,450,707	 0.06%
2004		$ 1,667,661	 0.06%
VIP Asset Manager: Growth	December 31
2006		$ 638,787	 0.26%
2005		$ 256,148	 0.09%
2004		$ 296,094	 0.09%
VIP Balanced	December 31
2006		$ 209,721	 0.05%
2005		$ 650,480	 0.19%
2004		$ 88,289	 0.03%
VIP Contrafund	December 31
2006		$ 16,825,513	 0.09%
2005		$ 17,675,281	 0.12%
2004		$ 15,753,429	 0.14%
VIP Disciplined Small Cap	December 31
2006		$ 4,513	 0.04%
2005*		$ 744	 0.00%
VIP Dynamic Capital Appreciation	December 31
2006		$ 198,992	 0.19%
2005		$ 195,125	 0.48%
2004		$ 229,422	 0.68%
VIP Equity-Income	December 31
2006		$ 3,293,146	 0.03%
2005		$ 6,049,681	 0.06%
2004		$ 6,121,773	 0.06%
VIP Growth	December 31
2006		$ 13,510,491	 0.17%
2005		$ 20,168,966	 0.22%
2004		$ 25,662,044	 0.25%
VIP Growth & Income	December 31
2006		$ 1,927,241	 0.12%
2005		$ 4,459,182	 0.29%
2004		$ 707,581	 0.05%
VIP Growth Opportunities	December 31
2006		$ 792,486	 0.14%
2005		$ 1,716,390	 0.25%
2004		$ 1,171,577	 0.16%
VIP Growth Stock	December 31
2006		$ 44,335	 0.18%
2005		$ 58,926	 0.38%
2004		$ 26,703	 0.43%
VIP High Income	December 31
2006		$ 1,973	 0.00%
2005		$ 127,555	 0.01%
2004		$ 1,414	 0.00%
VIP Mid Cap	December 31
2006		$ 17,413,942	 0.26%
2005		$ 15,800,583	 0.33%
2004		$ 6,643,360	 0.22%
VIP Real Estate	December 31
2006		$ 174,718	 0.09%
2005		$ 222,411	 0.14%
2004		$ 155,609	 0.18%
VIP Strategic Income	December 31
2006		$ 137	 0.00%
2005		$ 0	 0.00%
2004		$ 500	 0.00%
VIP Value	December 31
2006		$ 170,646	 0.29%
2005		$ 65,714	 0.46%
2004		$ 17,116	 0.37%
VIP Value Leaders	December 31
2006		$ 82,976	 0.13%
2005		$ 54,554	 0.27%
2004		$ 18,483	 0.32%
VIP Value Strategies	December 31
2006		$ 1,030,285	 0.25%
2005		$ 1,712,156	 0.38%
2004		$ 976,236	 0.19%

* VIP Disciplined Small Cap commenced operations on December 27, 2005.

The first table below shows the total amount of brokerage commissions paid by each fund to NFS for the past three fiscal years. The second table shows the approximate amount of aggregate brokerage commissions paid by a fund to NFS as a percentage of the approximate aggregate dollar amount of transactions for which the fund paid brokerage commissions as well as the percentage of transactions effected by a fund through NFS, in each case for the fiscal year ended 2006. NFS is paid on a commission basis.

Fund	Fiscal Year Ended	Total Amount Paid To NFS
VIP Aggressive Growth	December 31
2006		$ 899
2005		$ 841
2004		$ 990
VIP Asset Manager	December 31
2006		$ 26,732
2005		$ 12,053
2004		$ 17,878
VIP Asset Manager: Growth	December 31
2006		$ 4,337
2005		$ 1,820
2004		$ 2,773
VIP Balanced	December 31
2006		$ 1,874
2005		$ 8,950
2004		$ 4,134
VIP Contrafund	December 31
2006		$ 63,602
2005		$ 214,955
2004		$ 329,726
VIP Dynamic Capital Appreciation	December 31
2006		$ 926
2005		$ 7,845
2004		$ 9,576
VIP Equity-Income	December 31
2006		$ 9,656
2005		$ 74,596
2004		$ 127,479
VIP Growth	December 31
2006		$ 57,327
2005		$ 287,955
2004		$ 609,973
VIP Growth & Income	December 31
2006		$ 16,736
2005		$ 43,302
2004		$ 28,868
VIP Growth Opportunities	December 31
2006		$ 4,117
2005		$ 24,428
2004		$ 24,963
VIP Growth Stock	December 31
2006		$ 719
2005		$ 3,051
2004		$ 1,440
VIP High Income	December 31
2006		$ 0
2005		$ 1,086
2004		$ 1
VIP Mid Cap	December 31
2006		$ 187,360
2005		$ 283,889
2004		$ 171,170
VIP Real Estate	December 31
2006		$ 4,395
2005		$ 10,965
2004		$ 15,456
VIP Value	December 31
2006		$ 1,802
2005		$ 1,142
2004		$ 528
VIP Value Leaders	December 31
2006		$ 665
2005		$ 1,755
2004		$ 696
VIP Value Strategies	December 31
2006		$ 5,505
2005		$ 49,681
2004		$ 54,255
Fund 	Fiscal Year Ended 2006	% of Aggregate Commissions Paid to NFS	% of Aggregate Dollar Amount of Transactions Effected through NFS
VIP Aggressive Growth(dagger)	December 31	 1.64%	 4.16%
VIP Asset Manager	December 31	 0.63%	 1.70%
VIP Asset Manager: Growth	December 31	 0.68%	 1.97%
VIP Balanced(dagger)	December 31	 0.89%	 2.51%
VIP Contrafund	December 31	 0.38%	 1.41%
VIP Dynamic Capital Appreciation	December 31	 0.47%	 1.69%
VIP Equity-Income	December 31	 0.29%	 1.06%
VIP Growth	December 31	 0.42%	 1.65%
VIP Growth & Income(dagger)	December 31	 0.87%	 2.79%
VIP Growth Opportunities(dagger)	December 31	 0.52%	 2.25%
VIP Growth Stock(dagger)	December 31	 1.62%	 4.21%
VIP Mid Cap(dagger)	December 31	 1.08%	 3.17%
VIP Real Estate(dagger)	December 31	 2.52%	 9.18%
VIP Value(dagger)	December 31	 1.06%	 3.60%
VIP Value Leaders(dagger)	December 31	 0.80%	 3.34%
VIP Value Strategies	December 31	 0.53%	 1.86%

(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFS is a result of the low commission rates charged by NFS.

The following table shows the dollar amount of brokerage commissions paid to firms for providing research services and the approximate dollar amount of the transactions involved for the fiscal year ended 2006.

Fund	Fiscal Year Ended 2006	$ Amount of Commissions Paid to Firms for Providing Research Services	$ Amount of Brokerage Transactions Involved
VIP Aggressive Growth	December 31	$ 50,783	$ 60,140,893
VIP Asset Manager	December 31	$ 4,077,058	$ 4,984,432,881
VIP Asset Manager: Growth	December 31	$ 617,830	$ 775,524,157
VIP Balanced	December 31	$ 199,520	$ 227,350,717
VIP Contrafund	December 31	$ 16,428,855	$ 22,692,479,280
VIP Dynamic Capital Appreciation	December 31	$ 192,670	$ 276,655,660
VIP Equity-Income	December 31	$ 3,230,359	$ 4,424,232,599
VIP Growth	December 31	$ 13,155,594	$ 15,437,395,824
VIP Growth & Income	December 31	$ 1,874,432	$ 2,845,856,687
VIP Growth Opportunities	December 31	$ 772,276	$ 1,209,222,688
VIP Growth Stock	December 31	$ 41,742	$ 43,853,261
VIP High Income	December 31	$ 1,973	$ 1,880,666
VIP Mid Cap	December 31	$ 16,207,092	$ 16,837,570,430
VIP Real Estate	December 31	$ 166,521	$ 241,979,120
VIP Strategic Income	December 31	$ 137	$ 161,572
VIP Value	December 31	$ 163,494	$ 258,158,410
VIP Value Leaders	December 31	$ 79,322	$ 110,257,263
VIP Value Strategies	December 31	$ 979,092	$ 1,234,259,943

For the fiscal year ended December 31, 2006, VIP Disciplined Small Cap, VIP Investment Grade Bond, and VIP Money Market paid no brokerage commissions to firms for providing research services.

VALUATION

Investor Class's NAV is the value of a single share. The NAV of Investor Class is computed by adding Investor Class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting Investor Class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to Investor Class, and dividing the result by the number of shares of that class that are outstanding.

Growth, Growth & Income, and Asset Allocation Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Income/Taxable Bond Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Money Market Fund. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.

Securities of other open-end investment companies are valued at their respective NAVs.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING AND SELLING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

The following information is only a summary of some of the tax consequences affecting insurance company separate accounts invested in the funds. No attempt has been made to discuss tax consequences affecting variable product owners. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

The funds may invest a substantial amount of their assets in one or more series of central funds. For federal income tax purposes, certain central funds ("partnership central funds") intend to be treated as partnerships that are not "publicly traded partnerships" and, as a result, will not be subject to federal income tax. A fund, as an investor in a partnership central fund, will be required to take into account in determining its federal income tax liability its share of the partnership central fund's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the partnership central fund.

A partnership central fund will allocate at least annually among its investors, including the funds, each investor's share of the partnership central fund's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to insurance company separate accounts invested in the fund. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. If a fund failed to qualify as a "regulated investment company" in any year, among other consequences, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code.

Each fund also intends to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder. These diversification requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the assets of an insurance company separate account that may be invested in the securities of a single issuer or a certain number of issuers. Because Section 817(h) and the regulations thereunder treat the assets of each fund as the assets of the related insurance company separate account, each fund must also satisfy these requirements. If a fund failed to satisfy these requirements, a variable annuity or variable life insurance product supported by an insurance company separate account invested in the fund would not be treated as an annuity or as life insurance for tax purposes and would no longer be eligible for tax deferral.

Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their tax returns.

As of December 31, 2006, VIP Asset Manager: Growth had an aggregate capital loss carryforward of approximately $39,474,862. This loss carryforward, of which $19,718,609, $11,142,366 and $8,613,887 will expire on December 31, 2009, 2010, and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2006, VIP Growth had an aggregate capital loss carryforward of approximately $1,792,773,530. This loss carryforward, of which $1,748,065,676 and $44,707,854 will expire on December 31, 2010 and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2006, VIP Growth Opportunities had an aggregate capital loss carryforward of approximately $129,942,871. This loss carryforward, of which $14,327,994, and $115,614,877 will expire on December 31, 2009, and 2010, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2006, VIP Growth Stock had an aggregate capital loss carryforward of approximately $221,023. This loss carryforward, all of which will expire on December 31, 2013, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2006, VIP High Income had an aggregate capital loss carryforward of approximately $1,110,768,989. This loss carryforward, of which $249,734,104, $772,554,243, and $88,480,642 will expire on December 31, 2008, 2009, and 2010, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2006, VIP Investment Grade Bond had an aggregate capital loss carryforward of approximately $6,570,319. This loss carryforward, all of which will expire on December 31, 2014, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2006, VIP Money Market had an aggregate capital loss carryforward of approximately $342,158. This loss carryforward, of which $61,748, $174,987 and $105,423 will expire on December 31, 2011, 2012 and 2013, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

TRUSTEES AND OFFICERS

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Each of the Trustees oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1981, 1983, 1988, or 1994

Trustee of Variable Insurance Products Fund (1981), Variable Insurance Products Fund II (1988), Variable Insurance Products Fund III (1994), and Variable Insurance Products Fund IV (1983). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001 or 2002

Trustee of Variable Insurance Products Fund (2001), Variable Insurance Products Fund II (2001), Variable Insurance Products Fund III (2002), and Variable Insurance Products Fund IV (2001). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Philip L. Bullen (47)

Year of Election or Appointment: 2006

Vice President of VIP Contrafund, VIP Dynamic Capital Appreciation, and VIP Growth & Income. Mr. Bullen also serves as Vice President of certain Equity Funds (2006-present). Mr. Bullen is Senior Vice President of FMR (2001-present) and FMR Co., Inc. (2001-present). Previously, Mr. Bullen served as President and a Director of Fidelity Research & Analysis Company (2001-2005), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002-2006), and a Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (53)

Year of Election or Appointment: 2005

Vice President of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Walter C. Donovan (44)

Year of Election or Appointment: 2005

Vice President of VIP High Income and VIP Strategic Income. Mr. Donovan also serves as Vice President of Fidelity's High Income Funds (2005-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Boyce I. Greer (50)

Year of Election or Appointment: 2005 or 2006

Vice President of VIP Asset Manager (2005-present), VIP Asset Manager: Growth (2005-present), VIP Balanced (2006-present), VIP Investment Grade Bond (2006-present), and VIP Strategic Income (2006-present). Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Bruce T. Herring (41)

Year of Election or Appointment: 2006

Vice President of VIP Aggressive Growth, VIP Balanced, VIP Equity-Income, VIP Growth Opportunities, VIP Growth Portfolio, VIP Growth Stock, VIP Mid Cap, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

Robert A. Lawrence (54)

Year of Election or Appointment: 2006

Vice President of VIP High Income and VIP Strategic Income. Mr. Lawrence also serves as Vice President of the High Income Funds. Mr. Lawrence is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present). Previously, Mr. Lawrence served as President of Fidelity Strategic Investments (2002-2005).

Charles S. Morrison (46)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, and VIP Money Market. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (58)

Year of Election or Appointment: 2002 or 2005

Vice President of VIP Asset Manager (2005-present), VIP Asset Manager: Growth (2005-present), VIP Balanced (2005-present), VIP Investment Grade Bond (2005-present), VIP Money Market (2002-present), and VIP Strategic Income (2005-present). Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Investment Grade Bond, and VIP Strategic Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric M. Wetlaufer (44)

Year of Election or Appointment: 2006

Vice President of VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Wetlaufer also serves as Vice President of certain International Equity Funds (2006-present). Mr. Wetlaufer is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present), and President and Director of Fidelity Management & Research (U.K.) Inc. (2006-present) and Fidelity Research & Analysis Company (2006-present). Before joining Fidelity Investments in 2005, Mr. Wetlaufer was a partner in Oxhead Capital Management (2004-2005). Previously, Mr. Wetlaufer served as a Chief Investment Officer of Putnam Investments (1997-2003).

Steven C. Calhoun (35)

Year of Election or Appointment: 2005

Vice President of VIP Aggressive Growth. Mr. Calhoun also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Calhoun worked as research analyst and manager. Mr. Calhoun also serves as Vice President of FMR and FMR Co., Inc. (2005).

Ford O'Neil (44)

Year of Election or Appointment: 2001

Vice President of VIP Investment Grade Bond. Mr. O'Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil worked as a research analyst and portfolio manager.

Richard Habermann (66)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Habermann also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Habermann worked as a portfolio manager, director of research for FMR Co., division head for international equities and director of international research, and chief investment officer for Fidelity International Limited. Mr. Habermann also serves as Senior Vice President of FMR (1993) and FMR Co., Inc. (2001).

Lawrence Rakers (43)

Year of Election or Appointment: 2005

Vice President of VIP Balanced. Mr. Rakers also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Rakers worked as a research analyst and portfolio manager. Mr. Rakers also serves as Vice President of FMR and FMR Co., Inc. (2002).

William Danoff (46)

Year of Election or Appointment: 1995

Vice President of VIP Contrafund. Mr. Danoff also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Danoff worked as a research analyst and portfolio manager. Mr. Danoff also serves as Senior Vice President of FMR (1997) and FMR Co., Inc. (2001).

J. Fergus Shiel (49)

Year of Election or Appointment: 2005

Vice President of VIP Dynamic Capital Appreciation. Mr. Shiel also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Shiel worked as a research analyst and portfolio manager until leaving the firm in May 2003 to run his own investment firm. Mr. Shiel returned to Fidelity Investments as a portfolio manager in September 2005. Mr. Shiel also serves as Vice President of FMR and FMR Co., Inc. (2006).

Stephen R. Petersen (50)

Year of Election or Appointment: 1997

Vice President of VIP Equity-Income. Mr. Petersen also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Petersen worked as a research analyst and portfolio manager. Mr. Petersen also serves as Senior Vice President of FMR (1999) and FMR Co., Inc. (2001).

Jason Weiner (37)

Year of Election or Appointment: 2006

Vice President of VIP Growth. Mr. Weiner also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Weiner worked as a research analyst and portfolio manager. Mr. Weiner also serves as Vice President of FMR (1999) and FMR Co., Inc. (2001).

James F. Catudal (46)

Year of Election or Appointment: 2005

Vice President of VIP Growth & Income. Mr. Catudal also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Catudal worked as a research analyst and a manager. Mr. Catudal also serves as Vice President of FMR and FMR Co., Inc. (2002).

John Porter (39)

Year of Election or Appointment: 2005

Vice President of VIP Growth Opportunities. Mr. Porter also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Porter worked as a research analyst and portfolio manager. Mr. Porter also serves as Vice President of FMR and FMR Co., Inc. (2004).

Brian Hanson (33)

Year of Election or Appointment: 2002

Vice President of VIP Growth Stock. Mr. Hanson also serves as vice president of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Hanson worked as a research analyst and portfolio manager. Mr. Hanson also serves as vice president of FMR and FMR Co., Inc. (2004).

Mathew J. Conti (40)

Year of Election or Appointment: 2003

Vice President of VIP High Income. Mr. Conti also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti worked as a research analyst and portfolio manager. Mr. Conti also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

Thomas J. Allen (46)

Year of Election or Appointment: 2001

Vice President of VIP Mid-Cap. Mr. Allen also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Allen worked as a research analyst and portfolio manager. Mr. Allen also serves as Vice President of FMR and FMR Co., Inc. (2002).

James K. Miller (43)

Year of Election or Appointment: 2003

Vice President of VIP Money Market. Mr. Miller also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller worked as an analyst, bond trader and portfolio manager.

Samuel Wald (32)

Year of Election or Appointment: 2005

Vice President of VIP Real Estate. Mr. Wald also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Wald worked as a research analyst, associate portfolio manager, and manager. Mr. Wald also serves as Vice President of FMR and FMR Co., Inc. (2006).

Christopher L. Sharpe (38)

Year of Election or Appointment: 2005

Vice President of VIP Strategic Income. Mr. Sharpe also serves as Vice President of other funds advised by FMR. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe worked as an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000 he was with William M. Mercer, Inc. in Boston. Mr. Sharpe also serves as Vice President of FMR (2006) and FMR Co., Inc. (2006).

Derek L. Young (42)

Year of Election or Appointment: 2005 or 2007

Vice President of VIP Asset Manager (2007), VIP Asset Manager: Growth (2007), and VIP Strategic Income (2005). Mr. Young also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Young worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager. Mr. Young also serves as Vice President of FMR and FMR Co., Inc (2004).

Charles Hebard (37)

Year of Election or Appointment: 2006

Vice President of VIP Value Leaders. Mr. Hebard also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Hebard worked as a research analyst in 1999, after receiving an MBA from the Wharton School at the University of Pennsylvania. Previously, he was an assistant vice president for Citicorp Securities Inc. in the Global Media and Communications division from 1996-1997.

Richard B. Fentin (51)

Year of Election or Appointment: 2006

Vice President of VIP Value. Mr. Fentin also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fentin worked as a research analyst, portfolio assistant and manager. Mr. Fentin also serves as Senior Vice President of FMR (1993) and FMR Co., Inc. (2001).

Matt Friedman (35)

Year of Election or Appointment: 2006

Vice President of VIP Value Strategies. Mr. Friedman also serves as Vice President to other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Friedman worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York. Mr. Friedman also serves as a Vice President of FMR and FMR Co., Inc. (2006).

Eric D. Roiter (58)

Year of Election or Appointment: 1998, 2000, 2001, 2002, 2003, or 2005

Secretary of VIP Aggressive Growth (2000), VIP Asset Manager (1998), VIP Asset Manager: Growth (1998), VIP Balanced (1998), VIP Contrafund (1998), VIP Disciplined Small Cap (2005), VIP Dynamic Capital Appreciation (2000), VIP Equity-Income (1998), VIP Growth (1998), VIP Growth & Income (1998), VIP Growth Opportunities (1998), VIP Growth Stock (2002), VIP High Income (1998), VIP Investment Grade Bond (1998), VIP Mid Cap (1998), VIP Money Market (1998), VIP Real Estate (2002), VIP Strategic Income (2003), VIP Value (2001), VIP Value Leaders (2003), and VIP Value Strategies (2002). He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (38)

Year of Election or Appointment: 2007

Assistant Secretary of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004 or 2005

Chief Compliance Officer of VIP Aggressive Growth (2004), VIP Asset Manager (2004), VIP Asset Manager: Growth (2004), VIP Balanced (2004), VIP Contrafund (2004), VIP Disciplined Small Cap (2005), VIP Dynamic Capital Appreciation (2004), VIP Equity-Income (2004), VIP Growth (2004), VIP Growth & Income (2004), VIP Growth Opportunities (2004), VIP Growth Stock (2004), VIP High Income (2004), VIP Investment Grade Bond (2004), VIP Mid Cap (2004), VIP Money Market (2004), VIP Real Estate (2004), VIP Strategic Income (2004), VIP Value (2004), VIP Value Leaders (2004), and VIP Value Strategies (2004). Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment:2005

Deputy Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

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Peter L. Lydecker (52)

Year of Election or Appointment: 2004 or 2005

Assistant Treasurer of VIP Aggressive Growth (2004), VIP Asset Manager (2004), VIP Asset Manager: Growth (2004), VIP Balanced (2004), VIP Contrafund (2004), VIP Disciplined Small Cap (2005), VIP Dynamic Capital Appreciation (2004), VIP Equity-Income (2004), VIP Growth (2004), VIP Growth & Income (2004), VIP Growth Opportunities (2004), VIP Growth Stock (2004), VIP High Income (2004), VIP Investment Grade Bond (2004), VIP Mid Cap (2004), VIP Money Market (2004), VIP Real Estate (2004), VIP Strategic Income (2004), VIP Value (2004), VIP Value Leaders (2004), and VIP Value Strategies (2004). Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

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Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 12 standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended December 31, 2006, the committee held 12 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended December 31, 2006, the committee held four meetings.

The Board of Trustees has established three Fund Oversight Committees: the Equity Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach), the Fixed-Income, International, and Special Committee (composed of Ms. Small (Chair), Ms. Knowles, and Mr. Dirks), and the Select and Asset Allocation Committee (composed of Dr. Heilmeier (Chair), Messrs. Keyes and Wolfe). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income, International, and Special Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues, and of international research. The Select and Asset Allocation Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. During the fiscal year ended December 31, 2006, the Equity Committee held 10 meetings, the Fixed-Income, International, and Special Committee held 11 meetings, and the Select and Asset Allocation Committee held 11 meetings.

The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach, Dr. Heilmeier, and Ms. Small) and the Fixed-Income Contract Committee (composed of Ms. Small (Chair), Mr. Dirks, and Ms. Knowles). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended December 31, 2006, each Fund Contract Committee held four meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Dirks (Chair), Gamper, and Stavropoulos, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended December 31, 2006, the Shareholder, Distribution and Brokerage Committee held 13 meetings.

The Audit Committee is composed of Ms. Knowles (Chair), Dr. Heilmeier, and Messrs. Keyes and Wolfe. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the Fidelity funds' financial statements and any material reports or inquiries received from regulators or governmental agencies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended December 31, 2006, the committee held 15 meetings.

The Governance and Nominating Committee is composed of Messrs. Lautenbach (Chair), Stavropoulos, and Wolfe. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended December 31, 2006, the committee held 10 meetings.

The Board of Trustees established the Compliance Committee (composed of Ms. Small (Chair), Ms. Knowles, and Messrs. Stavropoulos and Wolfe) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended December 31, 2006, the committee held 21 meetings.

The Proxy Voting Committee is composed of Messrs. Gamper (Chair), Dirks, and Keyes. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. During the fiscal year ended December 31, 2006, the committee held two meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2006.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Robert L. Reynolds
VIP Aggressive Growth	none	none
VIP Asset Manager	none	none
VIP Asset Manager: Growth	none	none
VIP Balanced	none	none
VIP Contrafund	none	none
VIP Disciplined Small Cap	none	none
VIP Dynamic Capital Appreciation	none	none
VIP Equity-Income	none	none
VIP Growth	none	none
VIP Growth & Income	none	none
VIP Growth Opportunities	none	none
VIP Growth Stock	none	none
VIP High Income	none	none
VIP Investment Grade Bond	none	none
VIP Mid Cap	none	none
VIP Money Market	none	none
VIP Real Estate	none	none
VIP Strategic Income	none	none
VIP Value	none	none
VIP Value Leaders	none	none
VIP Value Strategies	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Albert R. Gamper, Jr.	George H. Heilmeier	James H. Keyes	Marie L. Knowles
VIP Aggressive Growth	none	none	none	none	none
VIP Asset Manager	none	none	none	none	none
VIP Asset Manager: Growth	none	none	none	none	none
VIP Balanced	none	none	none	none	none
VIP Contrafund	none	none	none	none	none
VIP Disciplined Small Cap	none	none	none	none	none
VIP Dynamic Capital Appreciation	none	none	none	none	none
VIP Equity-Income	none	none	none	none	none
VIP Growth	none	none	none	none	none
VIP Growth & Income	none	none	none	none	none
VIP Growth Opportunities	none	none	none	none	none
VIP Growth Stock	none	none	none	none	none
VIP High Income	none	none	none	none	none
VIP Investment Grade Bond	none	none	none	none	none
VIP Mid Cap	none	none	none	none	none
VIP Money Market	none	none	none	none	none
VIP Real Estate	none	none	none	none	none
VIP Strategic Income	none	none	none	none	none
VIP Value	none	none	none	none	none
VIP Value Leaders	none	none	none	none	none
VIP Value Strategies	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	none	over $100,000
DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP Aggressive Growth	none	none	none	none
VIP Asset Manager	none	none	none	none
VIP Asset Manager: Growth	none	none	none	none
VIP Balanced	none	none	none	none
VIP Contrafund	none	none	none	none
VIP Disciplined Small Cap	none	none	none	none
VIP Dynamic Capital Appreciation	none	none	none	none
VIP Equity-Income	none	none	none	none
VIP Growth	none	none	none	none
VIP Growth & Income	none	none	none	none
VIP Growth Opportunities	none	none	none	none
VIP Growth Stock	none	none	none	none
VIP High Income	none	none	none	none
VIP Investment Grade Bond	none	none	none	none
VIP Mid Cap	none	none	none	none
VIP Money Market	none	none	none	none
VIP Real Estate	none	none	none	none
VIP Strategic Income	none	none	none	none
VIP Value	none	none	none	none
VIP Value Leaders	none	none	none	none
VIP Value Strategies	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended December 31, 2006.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	Dennis J. Dirks	Albert R. Gamper, Jr.	Robert M. Gates[2]	George H. Heilmeier	James H. Keyes[3]	Marie L. Knowles
VIP Aggressive Growth	$ 6	$ 6	$ 7	$ 6	$ 5	$ 7
VIP Asset ManagerC	$ 716	$ 712	$ 865	$ 696	$ 566	$ 766
VIP Asset Manager: Growth	$ 77	$ 77	$ 93	$ 75	$ 61	$ 83
VIP Balanced	$ 116	$ 116	$ 139	$ 113	$ 95	$ 124
VIP ContrafundD	$ 5,655	$ 5,633	$ 6,776	$ 5,508	$ 4,598	$ 6,052
VIP Disciplined Small Cap	$ 3	$ 3	$ 3	$ 3	$ 3	$ 3
VIP Dynamic Capital Appreciation	$ 32	$ 32	$ 38	$ 31	$ 26	$ 34
VIP Equity-IncomeE	$ 3,354	$ 3,340	$ 4,028	$ 3,266	$ 2,696	$ 3,590
VIP GrowthF	$ 2,424	$ 2,414	$ 2,933	$ 2,357	$ 1,899	$ 2,595
VIP Growth & Income	$ 487	$ 485	$ 587	$ 474	$ 389	$ 521
VIP Growth Opportunities	$ 181	$ 180	$ 218	$ 176	$ 140	$ 193
VIP Growth Stock	$ 8	$ 8	$ 10	$ 8	$ 6	$ 9
VIP High Income	$ 428	$ 426	$ 516	$ 416	$ 338	$ 458
VIP Investment Grade Bond	$ 537	$ 535	$ 644	$ 523	$ 435	$ 575
VIP Mid Cap	$ 2,037	$ 2,028	$ 2,444	$ 1,983	$ 1,668	$ 2,180
VIP Money Market	$ 577	$ 574	$ 687	$ 563	$ 481	$ 617
VIP Real Estate	$ 57	$ 57	$ 67	$ 55	$ 47	$ 61
VIP Strategic Income	$ 58	$ 58	$ 70	$ 57	$ 48	$ 62
VIP Value	$ 16	$ 16	$ 19	$ 16	$ 14	$ 17
VIP Value Leaders	$ 18	$ 18	$ 22	$ 18	$ 15	$ 19
VIP Value Strategies	$ 128	$ 127	$ 153	$ 124	$ 102	$ 137
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 363,500	$ 362,000	$ 435,788	$ 354,000	$ 295,500	$ 389,000
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	William O. McCoy[4]	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP Aggressive Growth	$ 6	$ 6	$ 6	$ 6	$ 6
VIP Asset ManagerC	$ 725	$ 702	$ 712	$ 705	$ 708
VIP Asset Manager: Growth	$ 78	$ 76	$ 77	$ 76	$ 76
VIP Balanced	$ 118	$ 114	$ 116	$ 115	$ 115
VIP ContrafundD	$ 5,747	$ 5,547	$ 5,632	$ 5,578	$ 5,594
VIP Disciplined Small Cap	$ 3	$ 3	$ 3	$ 3	$ 3
VIP Dynamic Capital Appreciation	$ 32	$ 31	$ 32	$ 31	$ 31
VIP Equity-IncomeE	$ 3,406	$ 3,290	$ 3,340	$ 3,307	$ 3,318
VIP GrowthF	$ 2,456	$ 2,380	$ 2,412	$ 2,389	$ 2,400
VIP Growth & Income	$ 494	$ 478	$ 485	$ 480	$ 482
VIP Growth Opportunities	$ 183	$ 177	$ 180	$ 178	$ 179
VIP Growth Stock	$ 8	$ 8	$ 8	$ 8	$ 8
VIP High Income	$ 434	$ 420	$ 426	$ 422	$ 423
VIP Investment Grade Bond	$ 546	$ 527	$ 535	$ 530	$ 531
VIP Mid Cap	$ 2,069	$ 1,998	$ 2,028	$ 2,010	$ 2,015
VIP Money Market	$ 587	$ 565	$ 575	$ 569	$ 570
VIP Real Estate	$ 58	$ 56	$ 57	$ 56	$ 56
VIP Strategic Income	$ 59	$ 57	$ 58	$ 58	$ 58
VIP Value	$ 17	$ 16	$ 16	$ 16	$ 16
VIP Value Leaders	$ 18	$ 18	$ 18	$ 18	$ 18
VIP Value Strategies	$ 129	$ 125	$ 127	$ 126	$ 126
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 369,333	$ 403,500B	$ 362,000	$ 358,500	$ 359,500

1 Edward C. Johnson 3d, Peter S. Lynch, and Robert L. Reynolds are interested persons and are compensated by FMR.

2 Dr. Gates served on the Board of Trustees through December 2006.

3 During the period from March 1, 2006 through December 31, 2006, Mr. Keyes served as a Member of the Advisory Board. Effective January 1, 2007, Mr. Keyes serves as a Member of the Board of Trustees.

4 Mr. McCoy served on the Board of Trustees through January 1, 2007.

A Reflects compensation received for the calendar year ended December 31, 2006 for 350 funds of 58 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2006, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $148,500; Albert R. Gamper, $146,670; Robert M. Gates, $189,144; George H. Heilmeier, $148,500; Marie L. Knowles, $163,500; Ned C. Lautenbach, $152,667; William O. McCoy, $148,500; Cornelia M. Small, $148,500; William S. Stavropoulos, $148,500; and Kenneth L. Wolfe, $148,500. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $39,213; and William O. McCoy, $85,287.

B Compensation figures include cash and may include amounts deferred at Mr. McCoy's election under a deferred compensation plan adopted by the other open-end registered investment companies in the fund complex (Other Open-End Funds). Pursuant to the deferred compensation plan, Mr. McCoy, as an Independent Trustee, may elect to defer receipt of all or a portion of his annual fees. Amounts deferred under the deferred compensation plan are credited to an account established for Mr. McCoy on the books of the Other Open-End Funds. Interest is accrued on amounts deferred under the deferred compensation plan. For the calendar year ended December 31, 2006, Mr. McCoy voluntarily elected to defer $47,000.

C Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $464; Albert R. Gamper, Jr., $525; Robert M. Gates, $595; George H. Heilmeier, $464; Marie L. Knowles, $511; Ned C. Lautenbach, $476; William O. McCoy, $464; Cornelia M. Small, $464; William S. Stavropoulos, $464; and Kenneth L. Wolfe, $464. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $123; and William O. McCoy, $120.

D Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $3,675; Albert R. Gamper, Jr., $4,114; Robert M. Gates, $4,671; George H. Heilmeier, $3,675; Marie L. Knowles, $4,046; Ned C. Lautenbach, $3,782; William O. McCoy, $3,675; Cornelia M. Small, $3,675; William S. Stavropoulos, $3,675; and Kenneth L. Wolfe, $3,675. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $970; and William O. McCoy, $946.

E Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $2,178; Albert R. Gamper, Jr., $2,447; Robert M. Gates, $2,774; George H. Heilmeier, $2,178; Marie L. Knowles, $2,398; Ned C. Lautenbach, $2,240; William O. McCoy, $2,178; Cornelia M. Small, $2,178; William S. Stavropoulos, $2,178; and Kenneth L. Wolfe, $2,178. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $576; and William O. McCoy, $562.

F Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $1,572; Albert R. Gamper, Jr., $1,782; Robert M. Gates, $2,015; George H. Heilmeier, $1,572; Marie L. Knowles, $1,731; Ned C. Lautenbach, $1,611; William O. McCoy, $1,572; Cornelia M. Small, $1,572; William S. Stavropoulos, $1,572; and Kenneth L. Wolfe, $1,572. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $417; and William O. McCoy, $409.

As of February 28, 2007, approximately 65.27% of VIP Aggressive Growth's, 24.36% of VIP Asset Manager's, 72.99% of VIP Asset Manager: Growth's, 70.96% of VIP Balanced's, 10.08% of VIP Contrafund's, 99.96% of VIP Disciplined Small Cap's, 77.89% of VIP Dynamic Capital Appreciation's, 12.18% of VIP Equity-Income's, 17.97% of VIP Growth & Income's, 19.81% of VIP Growth Opportunities's, 11.68% of VIP Growth's, 95.52% of VIP Growth Stock's, 23.50% of VIP High Income's, 33.17% of VIP Investment Grade Bond's, 12.93% of VIP Mid Cap's, 69.85% of VIP Money Market's, 99.44% of VIP Real Estate's, 99.97% of VIP Strategic Income's, 98.29% of VIP Value Leaders's, 50.76% of VIP Value's, and 34.70% of VIP Value Strategies's, total outstanding shares, respectively, were held by FMR affiliates. FMR Corp. is the ultimate parent company of these FMR affiliates. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page <Click Here>. Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of VIP Aggressive Growth's, VIP Asset Manager's, VIP Asset Manager: Growth's, VIP Balanced's, VIP Contrafund's, VIP Disciplined Small Cap's, VIP Dynamic Capital Appreciation's, VIP Equity-Income's, VIP Growth & Income's, VIP Growth Opportunities's, VIP Growth's, VIP Growth Stock's, VIP High Income's, VIP Investment Grade Bond's, VIP Mid Cap's, VIP Money Market's, VIP Real Estate's, VIP Strategic Income's, VIP Value Leaders's, VIP Value's, and VIP Value Strategies's shares, the Trustees, Member of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of the fund's total outstanding shares.

As of February 28, 2007, the following owned of record and/or beneficially 5% or more of each class's outstanding shares:

VIP Aggressive Growth: Initial Class: Fidelity Investments, Boston, MA (17.91%); Fidelity Investments Life Insurance Company, Boston, MA (69.69%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.30%); Minnesota Mutual Companies, Inc., Saint Paul, MN (6.09%).

VIP Aggressive Growth: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (8.02%); Fidelity Investments Life Insurance Company, Boston, MA (89.02%).

VIP Aggressive Growth: Service Class: Fidelity Investments, Boston, MA (93.55%); Nationwide Financial, Columbus, OH (6.44%).

VIP Aggressive Growth: Service Class 2: American National Insurance Company, Galveston, TX (38.82%); Fidelity Investments, Boston, MA (34.72%); Nationwide Financial, Columbus, OH (26.47%).

VIP Asset Manager: Initial Class: American United Life Insurance Company, Indianapolis, IN (8.81%); Fidelity Investments Life Insurance Company, Boston, MA (21.59%); Genworth Financial, Richmond, VA (6.36%); MetLife, Boston, MA (6.85%); MetLife, Hartford, CT (10.22%); Nationwide Financial, Columbus, OH (15.46%); Mutual of America, New York, NY (5.21%).

VIP Asset Manager: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (92.56%); Empire Fidelity Investments Life Insurance Company, Boston, MA (7.07%).

VIP Asset Manager: Service Class: Ameritas, Lincoln, NE (40.57%); Lincoln National, Fort Wayne, IN (40.86%); Nationwide Financial, Columbus, OH (17.57%).

VIP Asset Manager: Service Class 2: AIG, Houston, TX (18.10%); Allstate Life Insurance Company, Lincoln, NE (11.37%); Ameritas, Lincoln, NE (6.55%); Genworth Financial, Richmond, VA (49.71%); Nationwide Financial, Columbus, OH (5.89%); Western & Southern, Cincinnati, OH (5.38%).

VIP Asset Manager: Growth: Initial Class: AIG, Houston, TX (6.08%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.66%); Fidelity Investments Life Insurance Company, Boston, MA (68.98%); Security Benefit, Topeka, KS (5.54%).

VIP Asset Manager: Growth: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (7.58%); Fidelity Investments Life Insurance Company, Boston, MA (91.03%).

VIP Asset Manager: Growth: Service Class: Ameritas, Lincoln, NE (23.90%); MetLife, Boston, MA (22.23%); Nationwide Financial, Columbus, OH (53.84%).

VIP Asset Manager: Growth: Service Class 2: Ameritas, Lincoln, NE (15.38%); AXA Financial, New York, NY (41.10%); Nationwide Financial, Columbus, OH (37.11%).

VIP Balanced: Initial Class: Empire Fidelity Investments Life Insurance Company, New York, NY (6.79%); Fidelity Investments Life Insurance Company, Boston, MA (72.96%); Nationwide Financial, Columbus, OH (11.57%).

VIP Balanced: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (10.46%); Fidelity Investments Life Insurance Company, Boston, MA (89.39%).

VIP Balanced: Service Class: Nationwide Financial, Columbus, OH (94.49%).

VIP Balanced: Service Class 2: Guardian Insurance & Annuity Company, Inc., Bethlehem, PA (27.24%); Nationwide Financial, Columbus, OH (12.76%); Western & Southern, Cincinnati, OH (13.42%); Genworth Financial, Richmond, VA (40.91%).

VIP Contrafund: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (14.21%); ING, Hartford, CT (25.33%); Mass Mutual, Springfield, MA (5.97%); Mutual of America, New York, NY (5.77%); Nationwide Financial, Columbus, OH (7.80%); New York Life Group, New York, NY (6.53%).

VIP Contrafund: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (88.55%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.66%).

VIP Contrafund: Service Class: Nationwide Financial, Columbus, OH (41.65%); Phoenix, Hartford, CT (7.65%); Lincoln National, Fort Wayne, IN (26.02%).

VIP Contrafund: Service Class 2: Aegon USA, Cedar Rapids, IA (6.35%); Ameriprise Financial Corporation, Minneapolis, MN (19.55%); Hartford Life, Hartford, CT (10.09%); ING, West Chester, PA (12.63%); Lincoln National, Fort Wayne, IN (8.61%); MetLife, Hartford, CT (5.47%); Nationwide Financial, Columbus, OH (6.14%); New York Life Group, New York, NY (5.50%).

VIP Contrafund: Service Class 2 R: Nationwide Financial, Columbus, OH (99.38%).

VIP Disciplined Small Cap: Initial Class: Fidelity Investments, Boston, MA (11.71%); Fidelity Investments Life Insurance Company, Boston, MA (81.69%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.45%).

VIP Disciplined Small Cap: Investor Class: Fidelity Investments, Boston, MA (9.19%); Fidelity Investments Life Insurance Company, Boston, MA (82.98%); Empire Fidelity Investments Life Insurance Company, New York, NY (7.86%).

VIP Disciplined Small Cap: Service Class: Fidelity Investments, Boston, MA (100.00%).

VIP Disciplined Small Cap: Service Class 2: Fidelity Investments, Boston, MA (99.96%).

VIP Dynamic Capital Appreciation: Initial Class: Empire Fidelity Investments Life Insurance Company, New York, NY (8.06%); Fidelity Investments Life Insurance Company, Boston, MA (91.48%).

VIP Dynamic Capital Appreciation: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (93.10%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.40%).

VIP Dynamic Capital Appreciation: Service Class: Fidelity Investments, Boston, MA (26.03%); Nationwide Financial, Columbus, OH (73.98%).

VIP Dynamic Capital Appreciation: Service Class 2: Ameriprise Financial Corporation, Minneapolis, MN (9.97%); Genworth Financial, Richmond, VA (21.77%); MetLife, Hartford, CT (23.34%), Nationwide Financial, Columbus, OH (18.08%); Sun Life, Wellesley, MA (13.10%); Western & Southern, Cincinnati, OH (13.69%).

VIP Equity-Income: Initial Class: Allmerica Financial Corp., Worcester, MA (6.10%); Fidelity Investments Life Insurance Company, Boston, MA (14.09%), ING, Hartford, CT (13.19%); MetLife, Hartford, CT (5.58%); Nationwide Financial, Columbus, OH (13.51%); Mutual of America, New York, NY (5.01%).

VIP Equity-Income: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (6.95%); Fidelity Investments Life Insurance Company, Boston, MA (83.18%).

VIP Equity-Income: Service Class: Guardian Insurance & Annuity Company, Inc., Bethlehem, PA (6.27%); Nationwide Financial, Columbus, OH (87.43%).

VIP Equity-Income: Service Class 2: Aegon USA, Cedar Rapids, IA (9.21%); Genworth Financial, Richmond, VA (7.19%); ING, West Chester, PA (17.37%); Lincoln National, Fort Wayne, IN (8.80%); Minnesota Mutual Companies, Inc., Saint Paul, MN (8.82%); Nationwide Financial, Columbus, OH (9.96%); New York Life Group, New York, NY (8.25%); Hartford Life, Hartford, CT (6.96%).

VIP Equity-Income: Service Class 2 R: Nationwide Financial, Columbus, OH (99.10%).

VIP Growth: Initial Class: Allmerica Financial Corp., Worcester, MA (6.21%); Fidelity Investments Life Insurance Company, Boston, MA (12.63%), ING, Hartford, CT (12.41%); MetLife, Hartford, CT (9.33%); Nationwide Financial, Columbus, OH (15.40%).

VIP Growth: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (5.45%); Fidelity Investments Life Insurance Company, Boston, MA (71.02%).

VIP Growth: Service Class: Lincoln National, Fort Wayne, IN (12.46%); Nationwide Financial, Columbus, OH (66.86%); Phoenix, Hartford, CT (6.97%).

VIP Growth: Service Class 2: Aegon USA, Cedar Rapids, IA (8.34%); Genworth Financial, Richmond, VA (8.17%); Lincoln National, Fort Wayne, IN (14.19%); Nationwide Financial, Columbus, OH (13.03%) Sun Life, Boston, MA (10.38%); Hartford Life, Hartford, CT (8.36%); The Horace Mann Companies, Springfield, IL (6.93%); Ohio National Life Insurance Company, Cincinnati, OH (6.05%).

VIP Growth: Service Class 2 R: Nationwide Financial, Columbus, OH (97.90%).

VIP Growth & Income: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (48.64%); Genworth Financial, Richmond, VA (15.46%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.90%).

VIP Growth & Income: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (43.66%).

VIP Growth & Income: Service Class: Ameriprise Financial, Minneapolis, MN (93.98%); Nationwide Financial, Columbus, OH (5.23%).

VIP Growth & Income: Service Class 2: Ameriprise Financial Corporation, Minneapolis, MN (76.09%); Genworth, Richmond, VA (5.71%).

VIP Growth Opportunities: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (31.01%); Genworth Financial, Richmond, VA (7.05%); Nationwide Financial, Columbus, OH (35.66%); Symetra, Bellevue, WA (7.77%).

VIP Growth Opportunities: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (29.90%).

VIP Growth Opportunities: Service Class: AXA Financial, New York, NY (5.02%); Nationwide Financial, Columbus, OH (52.23%); Phoenix, Hartford, CT (32.04%); Guardian Insurance & Annuity Company, Inc., Bethlehem, PA (5.27%).

VIP Growth Opportunities: Service Class 2: Aegon USA, Cedar Rapids, IA (29.89%); Allmerica Financial Crop., Worcester, MA (5.61%); Nationwide Financial, Columbus, OH (9.20%); Security Benefit, Topeka, KS (7.69%); Sun Life, Wellesley, MA (34.30%); American National Insurance Company, Galveston, TX (6.50%).

VIP Growth Stock: Initial Class: Fidelity Investments, Boston, MA (32.51%); Fidelity Investments Life Insurance Company, Boston, MA (61.41%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.74%).

VIP Growth Stock: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (94.32%).

VIP Growth Stock: Service Class: Fidelity Investments, Boston, MA (100.00%).

VIP Growth Stock Portfolio: Service Class 2: Fidelity Investments, Boston, MA (80.25%); Allstate Life Insurance Company, Bannockburn, IL (19.79%).

VIP High Income: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (25.40%); Nationwide Financial, Columbus, OH (22.31%); Allmerica Financial Corp., Worcester, MA (16.58%); American United Life Insurance Company, Indianapolis, IN (6.79%); MetLife, Hartford, CT (5.27%).

VIP High Income: Initial Class R: Fidelity Investments, Boston, MA (100.00%).

VIP High Income: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (78.04%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.86%).

VIP High Income: Service Class: Nationwide Financial: Columbus, OH (88.81%).

VIP High Income: Service Class R: Fidelity Investments, Boston, MA (100.00%).

VIP High Income: Service Class 2: Allmerica Financial Corp., Worcester, MA (7.11%); Allstate Life Insurance Company, Bannockbum, IL (10.03%); Ameritas, Lincoln, NE (15.51%); AXA Financial, New York, NY (8.38%); FBL Financial Group, West Des Moines, IA (7.60%); Midland National Life Insurance & Annuity Co., Sioux Falls, SD (7.44%); Nationwide Financial, Columbus, OH (16.67%); Western & Southern, Cincinnati, OH (14.17%).

VIP High Income: Service Class 2 R: Fidelity Investments, Boston, MA (100.00%).

VIP Investment Grade Bond: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (41.74%); AIG, New York, NY (5.56%).

VIP Investment Grade Bond: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (62.05%); Empire Fidelity Investments Life Insurance Company, Boston, MA (5.02%).

VIP Investment Grade Bond: Service Class: Nationwide Financial, Columbus, OH (97.07%).

VIP Investment Grade Bond: Service Class 2: Allstate Life Insurance Company, Lincoln, NE (9.68%); Ameriprise Financial Corporation, Minneapolis, MN (13.61%); Ameritas, Lincoln, NE (5.74%); Nationwide Financial, Columbus, OH (40.04%); Guardian Insurance & Annuity Company, Bethlehem, PA (10.73%).

VIP Mid Cap: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (53.69%); ING, Hartford, CT (14.21%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.00%); Mutual of America, New York, NY (5.20%).

VIP Mid Cap: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (89.18%); Empire Fidelity Investments Life Insurance Company, Boston, MA (6.87%).

VIP Mid Cap: Service Class: Ameriprise Financial Corporation, Minneapolis, MN (66.98%); Guardian Insurance & Annuity Company, Inc., Bethlehem, PA (14.00%); Nationwide Financial, Columbus, OH (10.91%).

VIP Mid Cap: Service Class 2: Ameriprise Financial Corporation, Minneapolis, MN (31.56%); Aegon USA, Cedar Rapids, IA (9.54%); MetLife, Hartford, CT (11.39%); Genworth Financial, Richmond, VA (5.51%); Nationwide Financial, Columbus, OH (5.45%); New York Life Group, New York, NY (5.46%); Northwestern Mutual Variable Life Insurance Company, Milwaukee, WI (5.43%).

VIP Money Market: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (57.91%); AIG, New York, NY (13.73%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.27%).

VIP Money Market: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (89.44%); Empire Fidelity Investments Life Insurance Company, New York, NY (8.86%).

VIP Money Market: Service Class: Sun Life, Boston, MA (91.08%); Woodmen of the World Life Insurance, Omaha, NE (5.64%).

VIP Money Market: Service Class 2: Allstate Life Insurance Company, Lincoln, NE (67.57%); Symetra, Bellevue, WA (15.07%); Allstate Life Insurance Company, Bannockburn, IL (9.24%).

VIP Real Estate: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (88.85%); Empire Fidelity Investments Life Insurance Company, New York, NY (7.80%).

VIP Real Estate: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (90.23%); Empire Fidelity Investments Life Insurance Company, New York, NY (9.53%).

VIP Real Estate: Service Class: Fidelity Investments, Boston, MA (99.99%).

VIP Real Estate: Service Class 2: Fidelity Investments, Boston, MA (98.80%).

VIP Strategic Income: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (89.32%); Empire Fidelity Investments Life Insurance Company, New York, NY (7.62%).

VIP Strategic Income: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (90.06%); Empire Fidelity Investments Life Insurance Company, New York, NY (9.87%).

VIP Strategic Income: Service Class: Fidelity Investments, Boston, MA (100.00%).

VIP Strategic Income: Service Class 2: Fidelity Investments, Boston, MA (99.99%).

VIP Value: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (40.02%).

VIP Value: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (56.56%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.16%).

VIP Value: Service Class: Nationwide Financial, Columbus, OH (56.42%); Fidelity Investments, Boston, MA (43.55%).

VIP Value: Service Class 2: AXA Financial, New York, NY (56.47%); American National Insurance Company, Galveston, TX (18.40%); Nationwide Financial, Columbus, OH (17.51%); Fidelity Investments, Boston, MA (7.66%).

VIP Value Leaders: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (88.15%); Fidelity Investments, Boston, MA (6.16%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.65%).

VIP Value Leaders: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (92.54%); Empire Fidelity Investments Life Insurance Company, New York, NY (7.14%).

VIP Value Leaders: Service Class: Fidelity Investments, Boston, MA (100.00%).

VIP Value Leaders: Service Class 2: Fidelity Investments, Boston, MA (70.18%); American National Insurance Company, Galveston, TX (29.81%).

VIP Value Strategies: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (84.41%); Empire Fidelity Investments Life Insurance Company, New York, NY (7.89%).

VIP Value Strategies: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (81.12%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.12%).

VIP Value Strategies: Service Class: Nationwide Financial, Columbus, OH (96.06%).

VIP Value Strategies: Service Class 2: Aegon USA, Cedar Rapids, IA (61.07%); Nationwide Financial, Columbus, OH (15.87%); Hartford Life Hartford, CT (5.51%); Allmerica Financial Corp., Worcester, MA (5.44%).

As of February 28, 2007, approximately 55.22% of VIP Growth & Income's total outstanding shares was held by Ameriprise Financial Corporation, Minneapolis, MN; approximately 37.04% of VIP Growth Opportunities Portfolio's total outstanding shares was held by Nationwide Financial, Columbus, OH; approximately 33.68% of VIP High Income's total outstanding shares was held by Nationwide Financial, Columbus, OH; approximately 30.33% of VIP Mid Cap's total outstanding shares was held by Ameriprise Financial Corporation, Minneapolis, MN; and approximately 28.72% of VIP Value Strategies' total outstanding shares was held by Aegon USA, Cedar Rapids, IA.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, Fidelity Investments Money Management, Inc. (FIMM), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., and FMR Co., Inc. (FMRC). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity International Investment Advisors (FIIA), Fidelity Investments Japan Limited (FIJ), and Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. At present, the primary business activities of FIL and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

Geode, a registered investment adviser, has principal offices at One Post Office Square, Boston, Massachusetts 02109, and is a wholly-owned subsidiary of Geode Capital Holdings, LLC. Geode was founded in January 2001 to develop and manage quantitative and investment strategies and to provide advisory and sub-advisory services.

FMR, FIMM, FMRC, FMR U.K., FRAC, FIJ, FIIA, FIIA(U.K.)L, Geode (the Investment Advisers), FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity and Geode investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Pursuant to an SEC exemptive order, FMR intends to act as a manager of managers with respect to VIP Disciplined Small Cap, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Subject to approval by the Board of Trustees of VIP Disciplined Small Cap but without shareholder approval, FMR may replace or hire unaffiliated sub-advisers or amend the terms of their existing sub-advisory agreements, if any. In the event of approval of a new unaffiliated sub-adviser, shareholders of VIP Disciplined Small Cap will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

Management Services (for all funds except VIP Disciplined Small Cap). Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management and Sub-Advisory Services (for VIP Disciplined Small Cap). FMR provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are interested persons of the trusts or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Geode serves as sub-adviser of the fund. Under its management contract with the fund, FMR acts as investment adviser. Under the sub-advisory agreement, and subject to the supervision of the Board of Trustees, Geode directs the investments of the fund in accordance with its investment objective, policies, and limitations.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent and pricing and bookkeeping agent, and the costs associated with securities lending, as applicable, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. Each fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fees. For the services of FMR under the management contract, VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies each pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

For the services of FMR under the management contract, VIP Money Market pays FMR a monthly management fee which has two components: a group fee and an income component.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

The following is the fee schedule for income and money market funds.

INCOME/MONEY MARKET FUNDS
GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.3700%	$ 1 billion	.3700%
3	-		6.3400	50.2188
6	-		9.3100	100.1869
9	-		12.2800	150.1736
12	-		15.2500	200.1652
15	-		18.2200	250.1587
18	-		21.2000	300.1536
21	-		24.1900	350.1494
24	-		30.1800	400.1459
30	-		36.1750	450.1427
36	-		42.1700	500.1399
42	-		48.1650	550.1372
48	-		66.1600	600.1349
66	-		84.1550	650.1328
84	-		120.1500	700.1309
120	-		156.1450	750.1291
156	-		192.1400	800.1275
192	-		228.1350	850.1260
228	-		264.1300	900.1246
264	-		300.1275	950.1233
300	-		336.1250	1,000.1220
336	-		372.1225	1,050.1209
372	-		408.1200	1,100.1197
408	-		444.1175	1,150.1187
444	-		480.1150	1,200.1177
480	-		516.1125	1,250.1167
516	-		587.1100	1,300.1158
587	-		646.1080	1,350.1149
646	-		711.1060	1,400.1141
711	-		782.1040
782	-		860.1020
860	-		946.1000
946	-		1,041.0980
1,041	-		1,145.0960
1,145	-		1,260.0940
Over			1,260.0920

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,177 billion of group net assets - the approximate level for December 2006 - was 0.1181%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,177 billion.

For VIP Money Market, one-twelfth of the group fee rate is applied to the fund's average net assets for the month, giving a dollar amount which is the fee for that month to which the income component is added.

The income component for each month is the sum of an income-based fee and an asset-based fee as follows:

If the fund's annualized gross yield is:
Equal To or Greater Than	But Less Than	Income-Based Fee	Annual Asset-Based Fee Rate
0.00%	1.00%	2% of Monthly Gross Income	0.05%
1.00%	3.00%	zero	0.07%
3.00%	11.00%	2% of Monthly Gross Income	0.01%
11.00%	13.00%	zero	0.23%
13.00%	15.00%	2% of Monthly Gross Income	(0.03)%
15.00%	--	zero	0.27%

Gross income, for this purpose, includes interest accrued and/or discount earned (including both original issue discount and market discount) on portfolio obligations, less amortization of premium on portfolio obligations. Annualized gross yield is determined by dividing the fund's gross income for the month by the average daily net assets of the fund and dividing the result by the number of days in the month divided by 365 days. One-twelfth of the annual asset-based fee rate is applied to the fund's average net assets for the month, and the resulting dollar amount (positive or negative) is the asset-based fee for that month.

The following is the fee schedule for the growth, growth & income, and asset allocation funds.

GROWTH/GROWTH & INCOME/ASSET ALLOCATION FUNDS
GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-		6.4900	50.3823
6	-		9.4600	100.3512
9	-		12.4300	150.3371
12	-		15.4000	200.3284
15	-		18.3850	250.3219
18	-		21.3700	300.3163
21	-		24.3600	350.3113
24	-		30.3500	400.3067
30	-		36.3450	450.3024
36	-		42.3400	500.2982
42	-		48.3350	550.2942
48	-		66.3250	600.2904
66	-		84.3200	650.2870
84	-		102.3150	700.2838
102	-		138.3100	750.2809
138	-		174.3050	800.2782
174	-		210.3000	850.2756
210	-		246.2950	900.2732
246	-		282.2900	950.2710
282	-		318.2850	1,000.2689
318	-		354.2800	1,050.2669
354	-		390.2750	1,100.2649
390	-		426.2700	1,150.2631
426	-		462.2650	1,200.2614
462	-		498.2600	1,250.2597
498	-		534.2550	1,300.2581
534	-		587.2500	1,350.2566
587	-		646.2463	1,400.2551
646	-		711.2426
711	-		782.2389
782	-		860.2352
860	-		946.2315
946	-		1,041.2278
1,041	-		1,145.2241
1,145	-		1,260.2204
Over			1,260.2167

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,177 billion of group net assets - the approximate level for December 2006 - was 0.2621%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,177 billion.

The individual fund fee rate for each of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies is set forth in the following table. Based on the average group net assets of the funds advised by FMR for December 2006, each fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
VIP Aggressive Growth	0.2621%	+	0.3500%	=	0.6121%
VIP Asset Manager	0.2621%	+	0.2500%	=	0.5121%
VIP Asset Manager: Growth	0.2621%	+	0.3000%	=	0.5621%
VIP Balanced	0.2621%	+	0.1500%	=	0.4121%
VIP Contrafund	0.2621%	+	0.3000%	=	0.5621%
VIP Disciplined Small Cap	0.2621%	+	0.4500%	=	0.7121%
VIP Dynamic Capital Appreciation	0.2621%	+	0.3000%	=	0.5621%
VIP Equity-Income	0.2621%	+	0.2000%	=	0.4621%
VIP Growth	0.2621%	+	0.3000%	=	0.5621%
VIP Growth & Income	0.2621%	+	0.2000%	=	0.4621%
VIP Growth Opportunities	0.2621%	+	0.3000%	=	0.5621%
VIP Growth Stock	0.2621%	+	0.3000%	=	0.5621%
VIP High Income	0.1181%	+	0.4500%	=	0.5681%
VIP Investment Grade Bond	0.1181%	+	0.2000%	=	0.3181%
VIP Mid Cap	0.2621%	+	0.3000%	=	0.5621%
VIP Real Estate	0.2621%	+	0.3000%	=	0.5621%
VIP Strategic Income	0.1181%	+	0.4500%	=	0.5681%
VIP Value	0.2621%	+	0.3000%	=	0.5621%
VIP Value Leaders	0.2621%	+	0.3000%	=	0.5621%
VIP Value Strategies	0.2621%	+	0.3000%	=	0.5621%

One-twelfth of the management fee rate is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies to FMR for the past three fiscal years.

Fund	Fiscal Years Ended December 31	Management Fees Paid to FMR
VIP Aggressive Growth	2006	$ 125,204
	2005	$ 85,719
	2004	$ 61,803
VIP Asset Manager	2006	$ 11,907,606
	2005	$ 13,602,603
	2004	$ 15,228,347
VIP Asset Manager: Growth	2006	$ 1,402,940
	2005	$ 1,645,214
	2004	$ 1,905,182
VIP Balanced	2006	$ 1,611,736
	2005	$ 1,414,139
	2004	$ 1,470,347
VIP Contrafund	2006	$ 106,556,930
	2005	$ 81,763,602
	2004	$ 64,250,053
VIP Dynamic Capital Appreciation	2006	$ 602,746
	2005	$ 232,802
	2004	$ 193,526
VIP Equity-Income	2006	$ 51,498,631
	2005	$ 50,995,618
	2004	$ 50,339,584
VIP Growth	2006	$ 43,960,841
	2005	$ 51,256,288
	2004	$ 58,590,211
VIP Growth & Income	2006	$ 7,369,711
	2005	$ 7,365,883
	2004	$ 7,335,808
VIP Growth Opportunities	2006	$ 3,275,689
	2005	$ 3,860,769
	2004	$ 4,230,844
VIP Growth Stock	2006	$ 141,829
	2005	$ 87,394
	2004	$ 35,639
VIP High Income	2006	$ 7,904,598
	2005	$ 9,138,183
	2004	$ 10,407,413
VIP Investment Grade Bond	2006	$ 5,698,418
	2005	$ 5,995,165
	2004	$ 6,787,838
VIP Mid Cap	2006	$ 38,457,884
	2005	$ 27,032,934
	2004	$ 17,263,105
VIP Money Market	2006	$ 4,582,492
	2005	$ 3,053,839
	2004	$ 3,278,063
VIP Real Estate	2006	$ 1,107,272
	2005	$ 897,040
	2004	$ 493,539
VIP Strategic Income	2006	$ 1,124,276
	2005	$ 809,768
	2004	$ 271,033
VIP Value	2006	$ 327,306
	2005	$ 81,423
	2004	$ 26,508
VIP Value Leaders	2006	$ 349,764
	2005	$ 114,147
	2004	$ 33,557
VIP Value Strategies	2006	$ 2,369,855
	2005	$ 2,594,389
	2004	$ 2,896,308

Sub-Adviser - Geode. VIP Disciplined Small Cap and FMR have entered into a sub-advisory agreement with Geode. Pursuant to the sub-advisory agreement, FMR has granted Geode investment management authority as well as the authority to buy and sell securities.

Under the sub-advisory agreements, for providing investment management services to VIP Disciplined Small Cap, FMR pays Geode fees at an annual rate of 0.225% of the average net assets of the fund.

The following table shows the amount of management fees paid by VIP Disciplined Small Cap to FMR and sub-advisory fees paid by FMR, on behalf of the fund, to Geode for the past two fiscal years.

Fund	Fiscal Years Ended December 31	Management Fees Paid to FMR	Sub-Advisory Fees Paid by FMR to Geode
VIP Disciplined Small Cap	2006	$ 81,566	$ 25,940
	2005*	$ 572	$ 179

* VIP Disciplined Small Cap commenced operations on December 27, 2005.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase the class's returns and yield, and repayment of the reimbursement by the class will lower its returns and yield.



Sub-Adviser - FIMM. On behalf of VIP Investment Grade Bond and VIP Money Market, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing investments for each fund. On behalf of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing certain types of investments for each fund.

Under the terms of the sub-advisory agreements for VIP Investment Grade Bond and VIP Money Market, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with each fund. Under the terms of the sub-advisory agreements for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income, FMR pays FIMM fees equal to 50% of the management fee payable to FMR with respect to that portion of the fund's assets that is managed by FIMM. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Fees paid to FIMM by FMR on behalf of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Investment Grade Bond, VIP Money Market, and VIP Strategic Income for the past three fiscal years are shown in the following table.

Fund	Fiscal Year Ended December 31	Fees Paid to FIMM
VIP Asset Manager	2006	$ 2,013,004
	2005	$ 2,036,475
	2004	$ 1,931,561
VIP Asset Manager: Growth	2006	$ 133,302
	2005	$ 92,373
	2004	$ 114,549
VIP Balanced	2006	$ 223,857
	2005	$ 217,171
	2004	$ 221,466
VIP Investment Grade Bond	2006	$ 2,850,552
	2005	$ 3,055,018
	2004	$ 3,394,037
VIP Money Market	2006	$ 2,285,788
	2005	$ 1,504,917
	2004	$ 1,638,935
VIP Strategic Income	2006	$ 150,800
	2005	$ 85,395
	2004	$ 20,826

Sub-Adviser - FMRC. On behalf of VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund. On behalf of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for each fund. On behalf of VIP Disciplined Small Cap, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for the fund.

Under the terms of the sub-advisory agreements for VIP Aggressive Growth, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR pays FMRC fees equal to 50% of the management fee payable to FMR under its management contract with each fund. Under the terms of the sub-advisory agreements for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income, FMR pays FMRC fees equal to 50% of the management fee payable to FMR with respect to that portion of the fund's assets that is managed by FMRC. The fees paid to FMRC are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Fees paid to FMRC by FMR on behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies for the past three fiscal years are shown in the following table, as applicable.

Fund	Fiscal Year Ended December 31	Fees Paid to FMRC
VIP Aggressive Growth	2006	$ 62,564
	2005	$ 40,932
	2004	$ 30,900
VIP Asset Manager	2006	$ 4,010,575
	2005	$ 4,905,394
	2004	$ 5,732,890
VIP Asset Manager: Growth	2006	$ 578,715
	2005	$ 751,123
	2004	$ 844,517
VIP Balanced	2006	$ 567,373
	2005	$ 493,187
	2004	$ 512,811
VIP Contrafund	2006	$ 53,275,623
	2005	$ 39,872,200
	2004	$ 32,122,770
VIP Disciplined Small Cap	2006	$ 40,787
	2005	$ 285*
VIP Dynamic Capital Appreciation	2006	$ 301,318
	2005	$ 105,178
	2004	$ 96,726
VIP Equity-Income	2006	$ 25,750,672
	2005	$ 51,148,557
	2004	$ 25,166,392
VIP Growth	2006	$ 21,978,963
	2005	$ 25,892,867
	2004	$ 29,292,316
VIP Growth & Income	2006	$ 3,684,818
	2005	$ 3,685,928
	2004	$ 3,667,519
VIP Growth Opportunities	2006	$ 1,632,415
	2005	$ 1,942,376
	2004	$ 2,115,228
VIP Growth Stock	2006	$ 70,911
	2005	$ 38,131
	2004	$ 17,817
VIP High Income	2006	$ 3,953,483
	2005	$ 4,648,310
	2004	$ 5,203,631
VIP Mid Cap	2006	$ 19,221,517
	2005	$ 13,054,724
	2004	$ 8,629,985
VIP Real Estate	2006	$ 553,595
	2005	$ 444,996
	2004	$ 246,734
VIP Strategic Income	2006	$ 319,327
	2005	$ 237,704
	2004	$ 75,351
VIP Value	2006	$ 163,623
	2005	$ 33,891
	2004	$ 13,254
VIP Value Leaders	2006	$ 174,868
	2005	$ 47,717
	2004	$ 16,777
VIP Value Strategies	2006	$ 1,184,878
	2005	$ 1,321,944
	2004	$ 1,447,550

* VIP Disciplined Small Cap commenced operations on December 27, 2005.

Sub-Advisers - FIIA and FIIA(U.K.)L. On behalf of VIP Investment Grade Bond and VIP Money Market, FIMM has entered into a master international fixed-income research agreement with FIIA. On behalf of VIP Investment Grade Bond and VIP Money Market, FIIA, in turn, has entered into a fixed-income sub-research agreement with FIIA(U.K.)L. Pursuant to the fixed-income research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Under the terms of the master international fixed-income research agreement, FIMM pays FIIA an amount based on a fund's net assets relative to the assets of other registered investment companies with which FMR or FIMM has management contracts. Under the terms of the fixed-income sub-research agreement, FIIA pays FIIA(U.K.)L an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

For the past three fiscal years, no fees were paid to FIIA (U.K.)L. on behalf of VIP Investment Grade Bond and VIP Money Market for providing investment advice and research services pursuant to the fixed-income research agreements.

For providing investment advice and research services pursuant to the fixed-income research agreements, fees paid to FIIA on behalf of VIP Investment Grade Bond and VIP Money Market for the past three fiscal years are shown in the following table, as applicable.

Fiscal Year Ended December 31	FIIA
VIP Investment Grade Bond
2006	$ 250
2005	$ 6,183
2004	$ 0
VIP Money Market
2006	$ 10,312
2005	$ 8,502
2004	$ 0

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into a master international research agreement with FIIA. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States.

Under the terms of the master international research agreement, FMR pays FIIA an amount based on a fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the terms of the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

For the past three fiscal years, no fees were paid to FIIA(U.K.)L and FIJ on behalf of the funds for providing investment advice and research services pursuant to the research agreements.

For providing investment advice and research services pursuant to the research agreements, fees paid to FIIA on behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FIIA
VIP Aggressive Growth
2006	$ 435
2005	$ 245
2004	$ 331
VIP Asset Manager
2006	$ 0
2005	$ 0
2004	$ 68,456
VIP Asset Manager: Growth
2006	$ 7,234
2005	$ 8,006
2004	$ 12,063
VIP Balanced
2006	$ 4,196
2005	$ 4,047
2004	$ 6,368
VIP Contrafund
2006	$ 659,355
2005	$ 751,578
2004	$ 837,925
VIP Dynamic Capital Appreciation
2006	$ 0
2005	$ 0
2004	$ 442
VIP Equity-Income
2006	$ 195,169
2005	$ 333,786
2004	$ 476,158
VIP Growth
2006	$ 187,865
2005	$ 220,535
2004	$ 435,913
VIP Growth & Income
2006	$ 20,107
2005	$ 30,795
2004	$ 26,673
VIP Growth Opportunities
2006	$ 6,102
2005	$ 7,754
2004	$ 14,372
VIP Growth Stock
2006	$ 589
2005	$ 502
2004	$ 108
VIP High Income
2006	$ 24,287
2005	$ 53,617
2004	$ 71,592
VIP Mid Cap
2006	$ 292,138
2005	$ 355,592
2004	$ 236,789
VIP Real Estate
2006	$ 24
2005	$ 0
2004	$ 0
VIP Strategic Income
2006	$ 9,882
2005	$ 12,102
2004	$ 5,476
VIP Value
2006	$ 487
2005	$ 253
2004	$ 84
VIP Value Leaders
2006	$ 827
2005	$ 223
2004	$ 59
VIP Value Strategies
2006	$ 6,409
2005	$ 10,273
2004	$ 25,348

Sub-Adviser - FRAC. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR and FRAC have entered into a research agreement. Pursuant to the research agreement, FRAC provides investment advice and research services on domestic issuers. The Board of Trustees approved the new research agreement with FRAC on January 19, 2006.

Under the terms of the research agreement, FMR, FMRC, and FIMM pays FRAC a monthly fee equal to 110% of FRAC's costs incurred in providing investment advice and research services for each fund.


Fees paid to FRAC on behalf of the funds for the past fiscal year are shown in the following table.

Fund	Fiscal Year Ended December 31	Fees Paid to FRAC
VIP Aggressive Growth	2006	$ 4,373
VIP Asset Manager	2006	$ 434,606
VIP Asset Manager: Growth	2006	$ 45,760
VIP Balanced	2006	$ 87,327
VIP Contrafund	2006	$ 4,152,229
VIP Dynamic Capital Appreciation	2006	$ 21,192
VIP Equity-Income	2006	$ 2,384,771
VIP Growth	2006	$ 1,432,046
VIP Growth & Income	2006	$ 302,300
VIP Growth Opportunities	2006	$ 111,511
VIP Growth Stock	2006	$ 3,291
VIP High Income	2006	$ 276,048
VIP Investment Grade Bond	2006	$ 387,548
VIP Mid Cap	2006	$ 1,452,482
VIP Money Market	2006	$ 466,215
VIP Real Estate	2006	$ 52,579
VIP Strategic Income	2006	$ 47,009
VIP Value	2006	$ 16,191
VIP Value Leaders	2006	$ 15,485
VIP Value Strategies	2006	$ 89,411

Sub-Advisers - FMR U.K., FRAC, FIIA, FIIA(U.K.)L, and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into sub-advisory agreements with FMR U.K. and FRAC. On behalf of VIP High Income and VIP Strategic Income, FMR has entered into sub-advisory agreements with FRAC. On behalf of VIP Strategic Income, FMR has entered into a sub-advisory agreement with FIIA. On behalf of VIP Strategic Income, FIIA, in turn, has entered into sub-advisory agreements with FIIA(U.K.)L and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, FRAC has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services).

Under the terms of the sub-advisory agreements, for providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

  FMR pays FMR U.K. fees equal to 110% of FMR U.K.'s costs incurred in connection with providing investment advice and research services.
  FMR pays FRAC fees equal to 105% of FRAC's costs incurred in connection with providing investment advice and research services.
  FMR pays FIIA a fee equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.
  FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing investment advice and research services.
  FIIA pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advice and research services.
  FRAC pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FRAC.

On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, under the terms of the sub-advisory agreements, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

  FMR pays FMR U.K. a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FMR pays FRAC a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FMR pays FIIA a fee equal to 57% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FIIA pays FIIA(U.K.)L a fee equal to a percentage of the fund's monthly average net assets managed by FIIA(U.K.)L on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIIA(U.K.)L on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIIA(U.K.)L on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIIA(U.K.)L (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the following graduated fee rate schedule.
Average Group Assets			Annualized Fee Rate
from $0	-	$500 million	0.30%
$500 million	-	$1 billion	0.25%
over		$1 billion	0.20%

FIIA(U.K.)L's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

  FIIA pays FIJ a fee equal to a percentage of the fund's monthly average net assets managed by FIJ on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIJ on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIJ on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIJ (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the following graduated fee rate schedule.
Average Group Assets			Annualized Fee Rate
from $0	-	$200 million	0.30%
$200 million	-	$500 million	0.25%
over		$500 million	0.20%

FIJ's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

  FRAC pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advisory and order execution services for a fund to FRAC.

For the past three fiscal years, no fees were paid to FRAC and FIJ on behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, and VIP Value Leaders, for providing non-discretionary investment advice and research services pursuant to the sub-advisory agreements.

For providing non-discretionary investment advice and research services pursuant to the sub-advisory agreements, fees paid to FRAC and FIJ on behalf of VIP Value Strategies for the past three fiscal years are shown in the following table.

Fiscal Years Ended December 31	FRAC	FIJ
VIP Value Strategies
2006	$ 0	$ 0
2005	$ 0	$ 0
2004	$ 140	$ 810

For the past three fiscal years, no fees were paid to FRAC and FIJ on behalf of VIP High Income and VIP Strategic Income for providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements.

For providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements, fees paid to FIIA and FIIA (U.K.)L on behalf of VIP Strategic Income for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31,	FIIA	FIIA(U.K.)L
VIP Strategic Income
2006	$ 23,098	$ 62,881
2005	$ 0	$ 0
2004	$ 0	$ 0

For providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements, fees paid to FRAC and FIJ on behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies for the past three fiscal years are shown in the following table.

Fiscal Years Ended December 31	FRAC	Fees Paid by FRAC to FIJ
VIP Aggressive Growth
2006	$ 30	$ 1,161
2005	$ 1	$ 216
2004	$ 1	$ 162
VIP Asset Manager
2006	$ 1,840	$ 7,884
2005	$ 566	$ 28,674
2004	$ 911	$ 33,804
VIP Asset Manager: Growth
2006	$ 258	$ 3,672
2005	$ 164	$ 5,103
2004	$ 171	$ 3,888
VIP Balanced
2006	$ 14	$ 2,241
2005	$ 3	$ 972
2004	$ 0	$ 0
VIP Contrafund
2006	$ 2,677	$ 6,129
2005	$ 1,121	$ 2,160
2004	$ 550	$ 864
VIP Dynamic Capital Appreciation
2006	$ 1	$ 0
2005	$ 12	$ 378
2004	$ 7	$ 216
VIP Equity-Income
2006	$ 95	$ 216
2005	$ 551	$ 675
2004	$ 283	$ 351
VIP Growth
2006	$ 2,907	$ 4,266
2005	$ 639	$ 2,241
2004	$ 291	$ 162
VIP Growth & Income
2006	$ 281	$ 1,026
2005	$ 138	$ 1,026
2004	$ 0	$ 0
VIP Growth Opportunities
2006	$ 5,528	$ 3,618
2005	$ 45	$ 108
2004	$ 291	$ 162
VIP Growth Stock
2006	$ 9	$ 783
2005	$ 4	$ 513
2004	$ 1	$ 27
VIP Mid Cap
2006	$ 5,745	$ 9,720
2005	$ 3,686	$ 15,660
2004	$ 1,298	$ 5,265
VIP Real Estate
2006	$ 2	$ 27
2005	$ 0	$ 0
2004	$ 0	$ 0
VIP Value
2006	$ 1	$ 54
2005	$ 0	$ 0
2004	$ 0	$ 0
VIP Value Leaders
2006	$ 7	$ 270
2005	$ 1	$ 108
2004	$ 0	$ 0
VIP Value Strategies
2006	$ 73	$ 972
2005	$ 132	$ 486
2004	$ 140	$ 810

For the past three fiscal years, no fees were paid to FMR U.K. on behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies for providing non-discretionary or discretionary services pursuant to the sub-advisory agreements.

Steven Calhoun is the portfolio manager of VIP Aggressive Growth and receives compensation for his services. William Danoff is the portfolio manager of VIP Contrafund and receives compensation for his services. J. Fergus Shiel is the portfolio manager of VIP Dynamic Capital Appreciation and receives compensation for his services. Stephen Petersen is the portfolio manager of VIP Equity-Income and receives compensation for his services. Jason Weiner is the portfolio manager of VIP Growth and receives compensation for his services. James Catudal is the portfolio manager of VIP Growth & Income and receives compensation for his services. John Porter is the portfolio manager of VIP Growth Opportunities and receives compensation for his services. Brian Hanson is the portfolio manager of VIP Growth Stock and receives compensation for his services. Tom Allen is the portfolio manager of VIP Mid Cap and receives compensation for his services. Richard Fentin is the portfolio manager of VIP Value and receives compensation for his services. Charles Hebard is the portfolio manager of VIP Value Leaders and receives compensation for his services. Matthew Friedman is the portfolio manager of VIP Value Strategies and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the benchmark index identified below for the fund, and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the peer groups identified below for the fund. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

Fund	Benchmark Index	Lipper Peer Group	Morningstar Peer Group
VIP Aggressive Growth	Russell Midcap Growth Index	N/A	Mid Cap Growth
VIP Contrafund	S&P 500 Index	N/A	Large Cap Value; Large Cap Blend; Large Cap Growth; Mid Cap Value; Mid Cap Blend; Mid Cap Growth
VIP Dynamic Capital Appreciation	S&P 500 Index	N/A	Large Cap Value; Large Cap Blend; Large Cap Growth; Mid Cap Value; Mid Cap Blend; Mid Cap Growth
VIP Equity-Income	Russell 3000® Value Index	Lipper Equity Income Objective	N/A
VIP Growth	Russell 3000 Growth Index	N/A	Large Cap Growth; Mid Cap Growth
VIP Growth & Income	S&P 500 Index	N/A	Large Cap Blend
VIP Growth Opportunities	S&P 500 Index	N/A	Large Cap Growth; Mid Cap Growth
VIP Growth Stock	Russell 1000® Growth Index	N/A	Large Cap Growth
VIP Mid Cap	S&P MidCap 400 Index	N/A	Mid Cap Blend
VIP Value	Russell 3000 Value Index	N/A	Large Cap Value
VIP Value Leaders	Russell 1000 Value Index	N/A	Large Cap Value
VIP Value Strategies	Russell Midcap Value Index	N/A	Mid Cap Value

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Calhoun as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 3,829	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 3,764	none	none

* Includes VIP Aggressive Growth ($22 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Aggressive Growth beneficially owned by Mr. Calhoun was none.

The following table provides information relating to other accounts managed by Mr. Danoff as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 97,048	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 68,576	none	none

* Includes VIP Contrafund ($20,895 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Contrafund beneficially owned by Mr. Danoff was none.

The following table provides information relating to other accounts managed by Mr. Shiel as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 9,428	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 8,699	none	none

* Includes VIP Dynamic Capital Appreciation ($107 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Dynamic Capital Appreciation beneficially owned by Mr. Shiel was none.

The following table provides information relating to other accounts managed by Mr. Petersen as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 68,439	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Equity-Income ($12,001 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Equity-Income beneficially owned by Mr. Petersen was $100,001-$500,000.

The following table provides information relating to other accounts managed by Mr. Weiner as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 13,202	none	$ 2,849
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Growth ($7,206 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Growth beneficially owned by Mr. Weiner was none.

The following table provides information relating to other accounts managed by Mr. Catudal as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,132	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 848	none	none

* Includes VIP Growth & Income ($1,521 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Growth & Income beneficially owned by Mr. Catudal was none.

The following table provides information relating to other accounts managed by Mr. Porter as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 3,456	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,895	none	none

* Includes VIP Growth Opportunities ($561 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Growth Opportunities beneficially owned by Mr. Porter was none.

The following table provides information relating to other accounts managed by Mr. Hanson as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 37	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Growth Stock ($17 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Growth Stock beneficially owned by Mr. Hanson was none.

The following table provides information relating to other accounts managed by Mr. Allen as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 9,771	none	$ 767
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Mid Cap ($7,309 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Mid Cap beneficially owned by Mr. Allen was none.

The following table provides information relating to other accounts managed by Mr. Fentin as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 18,480	none	$ 1,209
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 18,254	none	none

* Includes VIP Value ($81 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Value beneficially owned by Mr. Fentin was none.

The following table provides information relating to other accounts managed by Mr. Hebard as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 3,165	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 398	none	none

* Includes VIP Value Leaders ($78 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Value Leaders beneficially owned by Mr. Hebard was none.

The following table provides information relating to other accounts managed by Mr. Friedman as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,220	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Value Strategies ($450 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Value Strategies beneficially owned by Mr. Friedman was none.

Sam Wald is the portfolio manager of VIP Real Estate and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR real estate funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Real Estate is based on the pre-tax investment performance of the fund measured against the Dow Jones Wilshire Real Estate Securities Index and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Lipper Real Estate Objective, adjusted by FMR to exclude the performance of international real estate funds. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Wald as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 602	$ 398	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Real Estate ($265 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Real Estate beneficially owned by Mr. Wald was none.

Richard Habermann and Derek Young are the co-managers of VIP Asset Manager and VIP Asset Manager: Growth and receive compensation for their services. As of December 31, 2006 (April 30, 2007 for Mr.Young1), portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each co-manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each co-manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) how the portfolio manager allocates the assets of funds and accounts among their asset classes, which results in monthly impact scores, as described below. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. Each co-manager also receives a monthly impact score for each month of his tenure as manager of a fund or account. The monthly impact scores are weighted according to his tenure on his fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. A smaller, subjective component of each co-manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of each co-manager's bonus that is linked to the investment performance of VIP Asset Manager and VIP Asset Manager: Growth is based on each fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index (described below), on which the fund's target asset allocation is based. The portion of each co-manager's bonus that is based on impact scores is based on how he allocates each fund's assets among the stock, bond, and short-term/money market asset classes, which are represented by the components of the Asset Manager 50% Composite Index and the Asset Manager 70% Composite Index. The components of the Asset Manager 50% Composite Index and their relative weightings in VIP Asset Manager's neutral mix are 45% Dow Jones Wilshire 5000; 5% MSCI EAFE Index (net MA tax); 40% Lehman Brothers® Aggregate Bond Index; and 10% Lehman Brothers 3-Month US Treasury Bill Index. The components of the Asset Manager 70% Composite Index and their relative weightings in VIP Asset Manager: Growth's neutral mix are 60% Dow Jones Wilshire 5000; 10% MSCI EAFE Index (net MA tax); 25% Lehman Brothers Aggregate Bond Index; and 5% Lehman Brothers 3-Month US Treasury Bill Index. Each co-manager's bonus is based on the percentage of each fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score.





1 Mr. Young was appointed co-manager of the funds effective April 2, 2007. Information with respect to his holdings and other accounts managed will be updated in a supplement to this SAI.

Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Habermann as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 17,749	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Asset Manager ($2,187 (in millions) assets managed) and VIP Asset Manager: Growth ($230 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. Habermann was none, and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Habermann was none.





The co-managers have allocated assets of each fund to certain central funds and sub-portfolios. As of the date of this SAI, the stock, bond and short-term/money market asset classes of each fund are invested in the following central funds and sub-portfolios:

Central Fund/Sub-Portfolio	Portfolio Manager
Stock Class
Equity sub-portfolio	Robert Bertelson
International equity sub-portfolio	Darren Maupin
Bond Class
Floating Rate Central Fund	Harley Lank
High Income Central Fund 1	Matthew Conti
VIP Investment Grade Central Fund	Ford O'Neil
Money Market/Short-Term Class
Money Market Central Fund	Kim Miller

As of December 31, 2006, the equity sub-portfolio, the international equity sub-portfolio, VIP Investment Grade Central Fund and Floating Rate Central Fund represent the largest percentage of VIP Asset Manager's assets. As of December 31, 2006, the equity sub-portfolio, the international equity sub-portfolio, VIP Investment Grade Central Fund and High Income Central Fund 1 represent the largest percentage of VIP Asset Manager: Growth's assets. The central fund portfolio managers are compensated for the management of their respective central funds, and are not separately compensated for their services to VIP Asset Manager and VIP Asset Manager: Growth.

Robert Bertelson manages the equity sub-portfolio of each fund and receives compensation for his services. Darren Maupin manages the international equity sub-portfolio of each fund and receives compensation for his services. Ford O'Neil is the portfolio manager of VIP Investment Grade Central Fund and receives compensation for his services. Harley Lank is the portfolio manager of Floating Rate Central Fund and receives compensation for his services. Matthew Conti is the portfolio manager High Income Central Fund 1 and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates.

The primary components of Mr. Bertelson's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of each fund is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the Dow Jones Wilshire 5000 Index, and within the Morningstar Large Cap Value, Large Cap Blend, Large Cap Growth, Mid Cap Value, Mid Cap Blend, and Mid Cap Growth Categories.

The primary components of Mr. Maupin's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR international equity funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a Morningstar peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of each fund is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the MSCI EAFE Index (net MA tax), and within the Morningstar Foreign Large Cap Blend, Foreign Large Cap Value and Foreign Large Cap Growth Categories.

The primary components of Mr. O'Neil's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over his tenure on those fund(s) and account(s) over a measurement period, that initially is contemporaneous with his tenure, but that eventually encompasses a rolling period of up to three years. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. O'Neil's bonus that is linked to the investment performance of VIP Investment Grade Central Fund is based on the fund's pre-tax investment performance measured against the Lehman Brothers Aggregate Bond Index.

The primary components of Mr. Lank's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index or a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over his tenure on those fund(s) and account(s) over a measurement period, that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to five years for the comparison to a defined peer group. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. Lank's bonus that is linked to the investment performance of Floating Rate Central Fund is based on the fund's pre-tax investment performance measured against the Lipper Loan Participation Objective.

The primary components of Mr. Conti's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index or within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over his tenure on those fund(s) and account(s) over a measurement period, that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to five years for the comparison to a defined peer group. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. Conti's bonus that is linked to the investment performance of High Income Central Fund 1 is based on the fund's pre-tax investment performance measured against the Lipper High Current Yield Objective.

Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Bertelson as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,707	$ 1,067	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 4,707	none	none

* Includes assets of VIP Asset Manager ($139 (in millions) assets managed) and assets of VIP Asset Manager: Growth ($928 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of shares of VIP Asset Manager beneficially owned by Mr. Bertelson was none, and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Bertelson was none.

The following table provides information relating to other accounts managed by Mr. Maupin as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	7	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 2,455	$ 760	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,831	none	none

* Includes assets of VIP Asset Manager ($96 (in millions) assets managed) and assets of VIP Asset Manager: Growth ($12 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. Maupin was none and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Maupin was none.

The following table provides information relating to other accounts managed by Mr. O'Neil as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	4	8
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 27,443	$ 5,670	$ 2,628
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of VIP Balanced managed by Mr. O'Neil ($131 (in millions) assets managed), VIP Investment Grade Bond ($1,951 (in millions) assets managed), and VIP Investment Grade Central Fund ($2,794 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Balanced beneficially owned by Mr. O'Neil was none, the dollar range of shares of VIP Investment Grade Bond beneficially owned by Mr. O'Neil was none, and the dollar range of shares of VIP Investment Grade Central Fund beneficially owned by Mr. O'Neil was none.

The following table provides information relating to other accounts managed by Mr. Lank as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	3	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,805	$ 5,102	$ 1,300
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Floating Rate Central Fund ($1,805 (in millions) assets managed).

As of December 31, 2006, the dollar range of shares of Floating Rate Central Fund beneficially owned by Mr. Lank was none.

The following table provides information relating to other accounts managed by Mr. Conti as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,763	$ 677	$ 1,571
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes High Income Central Fund 1 ($601 (in millions) assets managed) and VIP High Income ($1,389 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of High Income Central Fund 1 beneficially owned by Mr. Conti was none, and the dollar range of shares of VIP High Income beneficially owned by Mr. Conti was none.

Christopher Sharpe and Derek Young are the co-managers of VIP Strategic Income and receive compensation for their services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each co-manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each co-manager's bonus are based on (i) the pre-tax investment performance of the co-manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of certain other FMR funds and accounts. The pre-tax investment performance of each co-manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over a co-manager's tenure on those fund(s) and account(s) over a measurement period, that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of each co-manager's bonus is based on the co-manager's overall contribution to management of FMR. The portion of each co-manager's bonus that is linked to the investment performance of VIP Strategic Income is based on the pre-tax investment performance of the fund measured against the Fidelity Strategic Income Composite Index. The components of the Fidelity Strategic Income Composite Index and their relative weightings in the fund's neutral mix are 40% Merrill Lynch US High Yield Master II Constrained Index, 30% Lehman Brothers Government Bond Index, 15% JP Morgan Emerging Markets Bond Index Global, and 15% Citigroup Non-US Group of 7 Index. The co-managers also are compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Sharpe as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	23	105	88
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 16,098	$ 2,611	$ 11,197
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income ($237 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Sharpe was none.

The following table provides information relating to other accounts managed by Mr. Young as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	1	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 15,926	none	$ 1,508
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income ($237 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Young was none.

The co-managers have allocated assets of the fund to certain central funds and sub-portfolios. As of the date of this SAI, the fund's assets are invested in the following central funds and sub-portfolios:

Central Fund/Sub-Portfolio	Manager(s)
Developing country bond (sub-portfolio)	Andrew Weir
Floating Rate Central Fund	Harley Lank
Emerging market debt (sub-portfolio)	Jonathan Kelly
High income (sub-portfolio)	Mark Notkin
U.S. government bond (sub-portfolio)	Brett Kozlowski

As of December 31, 2006, the following three sub-portfolios represent the largest percentage of the fund's assets: the high income sub-portfolio, the U.S. government bond sub-portfolio, and the emerging markets debt sub-portfolio.

Mark Notkin manages the high income sub-portfolio of VIP Strategic Income and receives compensation for his services. Brett Kozlowski manages the U.S. government bond sub-portfolio of VIP Strategic Income and receives compensation for his services. Jonathan Kelly manages the emerging market debt sub-portfolio of VIP Strategic Income and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates.

The primary components of Mr. Notkin's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index or within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high income funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Strategic Income is based on the pre-tax investment performance of the portion of the fund's assets he manages within the Lipper High Yield Objective. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The primary components of Mr. Kozlowski's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Strategic Income is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the Lehman Brothers Government Bond Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The primary components of Mr. Kelly's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR emerging markets funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Strategic Income is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the JP Morgan Emerging Markets Bond Index Global. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Notkin as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	1
Assets Managed (in millions)	$ 7,483	$ 3,180	$ 368
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 368

* Includes VIP Strategic Income ($82 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Notkin was none.

The following table provides information relating to other accounts managed by Mr. Kozlowski as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	4	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,924	$ 2,699	$ 69
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income ($69 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Kozlowski was none.

The following table provides information relating to other accounts managed by Mr. Kelly as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	8	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	$ 1,960	$ 2,020
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income ($35 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Kelly was none.

Lawrence Rakers is the lead manager of VIP Balanced and receives compensation for his services. Mr. Rakers is also a co-manager of the fund and receives compensation for managing the equity investments of the fund. Ford O'Neil is a co-manager of VIP Balanced and does not receive compensation for his services to the fund. Substantially all of the bond assets of the fund are invested in VIP Investment Grade Central Fund, for which the co-manager is compensated as described below. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Mr. Rakers' base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the lead portfolio manager's bonus are based on the pre-tax investment performance of the lead portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the lead portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the lead portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a Lipper peer group. A smaller, subjective component of the lead portfolio manager's bonus is based on the lead portfolio manager's overall contribution to management of FMR. The portion of the lead portfolio manager's bonus that is linked to the investment performance of the fund is based on the pre-tax investment performance of the equity investments of the fund measured against the composite index, the components of which are 50% Russell 3000® Index and 50% Russell 3000 Value Index, and the pre-tax investment performance of the fund (based on the performance of the fund's Initial Class) within the Lipper Balanced (VIP) Objective.

Mr. O'Neil's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of Mr. O'Neil's bonus are based on (i) the pre-tax investment performance of the co-manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the co-portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over his tenure on those fund(s) and account(s) over a measurement period, that initially is contemporaneous with his tenure, but that eventually encompasses a rolling period of up to three years. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. O'Neil's bonus that is linked to the investment performance of VIP Investment Grade Central Fund is based on the fund's pre-tax investment performance measured against the Lehman Brothers Aggregate Bond Index.

Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by the fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Rakers as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 24,417	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Balanced ($439 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Balanced beneficially owned by Mr. Rakers was none.

Matthew Conti is the portfolio manager of VIP High Income and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index or within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods up to five years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP High Income is based on the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Lipper High Current Yield (VIP) Objective. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by the fund's Code of Ethics.

VIP Disciplined Small Cap is managed by Geode, a sub-adviser to the fund. Jeffrey Adams is the lead manager of the fund and receives compensation for his services. Bobe Simon is a portfolio manager of the fund and receives compensation for his services. Patrick Waddell is a portfolio manager of the fund and receives compensation for his services. Fergal Jackson is the assistant portfolio manager of the fund and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

Each portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of each portfolio manager's bonus is linked to the fund's relative pre-tax investment performance measured against the Russell 2000 Index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

A portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his/her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

The following table provides information relating to other accounts managed by Mr. Adams as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	3	16
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 59,656	$ 11,458	$ 54
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Disciplined Small Cap ($25 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Adams was none.

The following table provides information relating to other accounts managed by Mr. Simon as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	3	16
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 59,656	$ 11,458	$ 54
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Disciplined Small Cap ($25 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Simon was none.

The following table provides information relating to other accounts managed by Mr. Waddell as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	3	16
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 59,656	$ 11,458	$ 54
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Disciplined Small Cap ($25 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Waddell was none.

The following table provides information relating to other accounts managed by Mr. Jackson as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	3	16
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 59,656	$ 11,458	$ 54
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Disciplined Small Cap ($25 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Jackson was none.

Ford O'Neil is the portfolio manager of VIP Investment Grade Bond and does not receive compensation for his services to this fund. Substantially all of the fund's assets are invested in VIP Investment Grade Central Fund, for which the portfolio manager is compensated as described below. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Investment Grade Central Fund is based on the pre-tax investment performance of the fund measured against the Lehman Brothers® Aggregate Bond Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

 A. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

 B. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

 C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

 D. Non-routine proposals will generally be voted in accordance with the guidelines.

 E. Non-routine proposals not covered by the guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR's Investment and Advisor Compliance Department. A significant pattern of such proposals or other special circumstances will be referred to the Fund Board Proxy Voting Committee or its designee.

 F. FMR will vote on shareholder proposals not specifically addressed by the guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

 G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of these guidelines, but FMR may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

 H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

 I. Where a management-sponsored proposal is inconsistent with the guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election

II. Definitions (as used in this document)

 A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; Poison Pills; and any other provision that eliminates or limits shareholder rights.

 B. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

 C. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

 D. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

 E. Sunset provision - a condition in a charter or plan that specifies an expiration date.

 F. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

 G. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

 H. Large Capitalization Company - a company included in the Russell 1000 stock index.

 I. Small Capitalization Company - a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

 I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

III. Directors

 A. Incumbent Directors

 FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

 FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

 1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

 With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

 a. The Poison Pill includes a Sunset Provision of less than 5 years;

 b. The Poison Pill includes a Permitted Bid Feature;

 c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

 d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

 FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

 2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options.

 4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether it has been proven that the company engaged in options backdating.

 5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to these guidelines and the company has failed to act on that commitment.

 6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

 B. Indemnification

 FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

 C. Independent Chairperson

 FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

 D. Majority Director Elections

 FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

 A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards).

 FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

 1. (a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large Capitalization Company, 15% for a Small Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the plan or the amendments is acceptable.

 2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

 3. The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

 4. Awards to non-employee directors are subject to management discretion.

 5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

 FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

 1. The shares are granted by a compensation committee composed entirely of independent directors; and

 2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

 B. Equity Exchanges and Repricing

 FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

 1. Whether the proposal excludes senior management and directors;

 2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

 3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

 4. The company's relative performance compared to other companies within the relevant industry or industries;

 5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

 6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

 C. Employee Stock Purchase Plans

 FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

 D. Employee Stock Ownership Plans (ESOPs)

 FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

 E. Executive Compensation

 FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

 F. Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

 FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

 A. The Poison Pill includes the following features:

 1. A sunset provision of no greater than 5 years;

 2. Linked to a business strategy that is expected to result in greater value for the shareholders;

 3. Requires shareholder approval to be reinstated upon expiration or if amended;

 4. Contains a Permitted Bid Feature; and

 5. Allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

 C. It is a fair price amendment that considers a two-year price history or less.

 FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

 A. Increases in Common Stock

 FMR will generally vote against a provision to increase a Company's common stock if such increase will result in a total number of authorized shares greater than 3 times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to 5 times the current number of outstanding and scheduled to be issued shares is generally acceptable.

 B. New Classes of Shares

 FMR will generally vote against the introduction of new classes of stock with differential voting rights.

 C. Cumulative Voting Rights

 FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

 D. Acquisition or Business Combination Statutes

 FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

 E. Incorporation or Reincorporation in Another State or Country

 FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Auditors

 A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.

 B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor for audit or non-audit services for the company.

VIII. Shares of Investment Companies

 A. When a Fidelity Fund invests in an underlying Fidelity fund, FMR will vote in the same proportion as all other shareholders of such underlying fund or class ("echo voting").

 B. Certain Fidelity Funds may invest in shares of Fidelity Central Funds. Central Fund shares, which are held exclusively by Fidelity funds or accounts managed by an FMR affiliate, will be voted in favor of proposals recommended by the Central Funds' Board of Trustees.

IX. Other

 A. Voting Process

 FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

 B. Regulated Industries

 Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

As an investment adviser, Geode holds voting authority for securities in many of the client accounts that it manages. Geode takes seriously its responsibility to monitor corporate events affecting securities in those client accounts and to exercise its voting authority with respect to those securities in the best interests of its clients (including shareholders of mutual funds for which it serves as advisor or sub-advisor). The purposes of these proxy voting policies are (1) to establish a framework for Geode's analysis and decision-making with respect to proxy voting and (2) to set forth operational procedures for Geode's exercise of proxy voting authority.

Overview

Geode applies the same voting decision for all accounts in which it exercises voting authority, and seeks in all cases to vote in a manner that Geode believes represents the best interests of its clients (including shareholders of mutual funds for which it serves as advisor or sub-advisor). Geode anticipates that, based on its current business model, it will manage the vast majority of assets under its management using passive investment management techniques, such as indexing. Geode also manages private funds and separate accounts using active investment management techniques, primarily employing quantitative investment strategies.

Geode has established an Operations Committee, consisting of senior officers and investment professionals, including, but not limited to Geode's President, Chief Operating Officer ("COO"), Chief Compliance Officer("COO") and Compliance Manager. Members of the Operations Committee oversee the exercise of voting authority under these proxy voting policies, consulting with Geode's legal counsel with respect to controversial matters and for interpretive and other guidance. Geode will engage an established commercial proxy advisory service (the "Agent") for comprehensive analysis, research and voting recommendations, particularly for matters that may be controversial, present potential conflicts of interest or require case-by-case analysis under these guidelines. Geode has directed the Agent to employ the policies set forth below, together with more specific guidelines and instructions set forth in a detailed, customized questionnaire developed jointly by Geode and the Agent, to formulate recommended votes on each matter. Geode may determine to accept or reject any recommendation based on the research and analysis provided by the Agent or on any independent research and analysis obtained or generated by Geode; however, because the recommended votes are determined solely based on the customized policies established by Geode, Geode expects that the recommendations will be followed in most cases. The Agent also acts as a proxy voting agent to effect the votes and maintain records of all of Geode's proxy votes. In all cases, the ultimate voting decision and responsibility rests with the members of the Operations Committee, which are accountable to Geode's clients (including shareholders of mutual funds for which it serves as advisor or sub-advisor).

Policies

As a general matter, (1) proxies will be voted FOR incumbent members of a board of directors and FOR routine management proposals, except as otherwise addressed under these policies; (2) shareholder and non-routine management proposals addressed by these policies will be voted as provided in these policies; and (3) shareholder and non-routine management proposals not addressed by these policies will be evaluated by members of Geode's Operations Committee based on fundamental analysis and/or research and recommendations provided by the Agent, and members of the Operations Committee, which shall make the voting decision, and (4) all proxy votes shall be considered and made in a manner consistent with the best interests of Geode's clients (including shareholders of mutual fund clients) without regard to any other relationship, business or otherwise, between the portfolio company subject to the proxy vote and Geode or its affiliates.

Due to its focused business model and the number of investments that Geode will make for its clients (particularly pursuant to its indexing strategy), Geode does not anticipate that actual or potential conflicts of interest are likely to occur in the ordinary course of its business; however, Geode believes it is essential to avoid having conflicts of interest affect its objective of voting in the best interests of its clients. Therefore, in the event that members of the Operations Committee, the Agent or any other person involved in the analysis or voting of proxies has knowledge of, or has reason to believe there may exist, any potential relationship, business or otherwise, between the portfolio company subject to the proxy vote and Geode (and any subsidiary of Geode) or their respective directors, officers, employees or agents, such person shall notify members of the Operations Committee and may consult with outside counsel to Geode to analyze and address such potential conflict of interest. In the case of an actual conflict of interest, on the advice of counsel, Geode expects that the independent directors of Geode will consider the matter and may (1) determine that there is no conflict of interest (or that reasonable measures have been taken to remedy or avoid any conflict of interest) that would prevent Geode from voting the applicable proxy, (2) acting as independent directors, using such information as is available from the Agent, vote the applicable proxy, or (3) cause authority to delegated to the Agent or a similar special fiduciary to vote the applicable proxy.

Geode has established the specific proxy voting policies that are summarized below to maximize the value of investments in its clients' accounts, which it believes will be furthered through (1) accountability of a company's management and directors to its shareholders, (2) alignment of the interests of management with those of shareholders (including through compensation, benefit and equity ownership programs), and (3) increased disclosure of a company's business and operations. Geode reserves the right to override any of its proxy voting policies with respect to a particular shareholder vote when such an override is, in Geode's best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of Geode's clients. Geode's specific policies are as follows:

I. Vote AGAINST Anti-Takeover Proposals, including:

  Addition of Special Interest Directors to the board.
  Authorization of "Blank Check" Preferred Stock. Geode will vote FOR proposals to require shareholder approval for the distribution of preferred stock except for acquisitions and raising capital in the ordinary course of business.
  Classification of Boards, provided that the matter will be considered on a CASE-BY-CASE basis if the company's charter or applicable statute includes a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors. Geode will vote FOR proposals to declassify boards.
  Fair Price Amendments, other than those that consider only a two-year price history and are not accompanied by other anti-takeover measures.
  Golden Parachutes including (1) any accelerated options and/or employment contracts that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination, (2) compensation contracts for outside directors, and (3) Tin Parachutes that cover a group beyond officers and directors and permit employees to voluntarily terminate employment and receive payment. In addition, adoption of a Golden or Tin Parachute will result in Geode voting AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors.
  Poison Pills. Adoption or extension of a Poison Pill without shareholder approval will result in our voting AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors, provided the matter will be considered on a CASE-BY-CASE basis if either (1) (a) the board has adopted a Poison Pill with a sunset provision; (b) the Pill is linked to a business strategy that will result in greater value for the shareholders; (c) the term is less than three years; and (d) shareholder approval is required to reinstate the expired Pill, or (2) company management indicates that the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing Pill. Geode will vote FOR shareholder proposals requiring or recommending that shareholders be given an opportunity to vote on the adoption of poison pills.
  Reduction or Limitation of Shareholder Rights (e.g., action by written consent, ability to call meetings, or remove directors).
  Reincorporation in another state (when accompanied by Anti-Takeover Provisions, including increased statutory anti-takeover provisions). Geode will vote FOR reincorporation in another state when not accompanied by such anti-takeover provisions.
  Requirements that the Board Consider Non-Financial Effects of merger and acquisition proposals.
  Requirements regarding Size, Selection and Removal of the Board that are likely to have an anti-takeover effect (although changes with legitimate business purposes will be evaluated on a CASE-BY-CASE basis).
  Supermajority Voting Requirements (i.e., typically 2/3 or greater) for boards and shareholders. Geode will vote FOR proposals to eliminate supermajority voting requirements.
  Transfer of Authority from Shareholders to Directors.

II. Vote FOR proposed amendments to a company's certificate of incorporation or by-laws that enable the company to Opt Out of the Control Shares Acquisition Statutes.

III. Vote AGAINST the introduction of new classes of Stock with Differential Voting Rights.

IV. Vote FOR introduction and AGAINST elimination of Cumulative Voting Rights, except on a CASE-BY-CASE basis where this is determined not to enhance clients' interests as minority shareholders.

V. Vote FOR elimination of Preemptive Rights.

VI. Vote FOR Anti-Greenmail proposals so long as they are not part of anti-takeover provisions (in which case the vote will be AGAINST).

VII. Vote FOR charter and by-law amendments expanding the Indemnification of Directors to the maximum extent permitted under Delaware law (regardless of the state of incorporation) and vote AGAINST charter and by-law amendments completely Eliminating Directors' Liability for Breaches of Care, with all other situations addressed on a CASE-BY-CASE basis.

VIII. Vote FOR proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

IX. Vote FOR Open-Market Stock Repurchase Programs, provided that the repurchase price to be paid would not exceed 105% of the market price as of the date of purchase.

X. Vote FOR management proposals to implement a Reverse Stock Split when the number of shares will be proportionately reduced to avoid de-listing.

XI. Vote FOR management proposals to Reduce the Par Value of common stock.

XII. Vote FOR the Issuance of Large Blocks of Stock if such proposals have a legitimate business purpose and do not result in dilution of greater than 10%.

XIII. Vote AGAINST Unusual Increases in Common Stock, which means any increase in excess of three times for U.S. securities or one time for non-U.S. securities. For these purposes, an increase is measure by adding to the requested increased authorization any stock authorized to be issued under Poison Pill, divided by the current stock outstanding plus any stock scheduled to be issued (not including Poison Pill authority).

XIV. Vote AGAINST the adoption of or amendment to authorize additional shares under a Stock Option Plan if:

  The dilution effect of the shares authorized under the plan (including by virtue of any "evergreen" or replenishment provision), plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10%. However, for companies with a smaller market capitalization, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.
  The offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus, except that a modest number of shares (limited to 5% for a large capitalization company and 10% for a small capitalization company) may be available for grant to employees and directors under the plan if the grant is made by a compensation committee composed entirely of independent directors (the "De Minimis Exception").
  The board may, without shareholder approval, make the following changes (1) materially increase the benefits accruing to participants under the plan, (2) materially increase the number of securities which may be issued under the plan, or (3) materially modify the requirements for participation in the plan, provided that a plan is acceptable if it satisfies the De Minimis Exception.
  The granting of options to non-employee directors is subject to the discretion of management, provided that a plan is acceptable if it satisfies the De Minimis Exception.
  The plan is administered by (1) a compensation committee not comprised entirely of independent directors or (2) a board of directors not comprised of a majority of independent directors, provided that a plan is acceptable if it satisfies the De Minimis Exception.
  The plan's terms allow repricing of underwater options, or the board/committee has repriced options outstanding under the plan in the past two years, unless by the express terms of the plan or a board resolution such repricing is rarely used (and then only to maintain option value due to extreme circumstances beyond management's control) and is within the limits of the De Minimis Exception.

XV. Vote AGAINST the election of incumbents or a management slate in an election of directors if, within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers or directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan, unless such company seeks authorization of at least that amount at the very next shareholders' meeting and a compensation committee composed entirely of independent directors has determined that (1) options need to be granted to employees other than the company's executive officers, (2) no shares are currently available for such options under the company's existing plans, and (3) such options need to be granted before the company's next shareholder meeting.

XVI. Evaluate proposals to Reprice Outstanding Stock Options on a CASE-BY-CASE basis, taking into account such factors as: (1) whether the repricing proposal excludes senior management and directors; (2) whether the options proposed to be repriced exceeded the dilution thresholds described in these current proxy voting policies when initially granted; (3) whether the repricing proposal is value neutral to shareholders based upon an acceptable options pricing model; (4) the company's relative performance compared to other companies within the relevant industry or industries; (5) economic and other conditions affecting the relevant industry or industries in which the company competes; and (6) other facts or circumstances relevant to determining whether a repricing proposal is consistent with the interests of shareholders.

XVII. Vote AGAINST adoption of or amendments to authorize additional shares for Restricted Stock Awards ("RSA") if:

  The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10%. However, for small capitalization companies, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.
  The board may materially alter the RSA without shareholder approval, including a provision that allows the board to lapse or waive restrictions at its discretion, provided that an RSA is acceptable if it satisfies the De Minimis Exception.
  The granting of RSAs to non-employee directors is subject to the discretion of management, provided that an RSA is acceptable if it satisfies the De Minimis Exception.
  The restriction period is less than three years, except that (1) RSAs with a restriction period of less than three years but at least one year are acceptable if performance-based, and (2) an RSA is acceptable if it satisfies the De Minimis Exception.

XVIII. Vote AGAINST Omnibus Stock Plans if one or more component violates any of the criteria applicable to Stock Option Plans or RSAs under these proxy voting policies, unless such component is de minimis. In the case of an omnibus stock plan, the 5% and 10% limits in applicable to Stock Option Plans or RSAs under these proxy voting policies will be measured against the total number of shares under all components of such plan.

XIX. Vote AGAINST Employee Stock Purchase Plans if the plan violates any of the criteria applicable to Stock Option Plans or RSAs under these proxy voting policies, except that (1) the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity, and (2) in the case of non-U.S. company stock purchase plans, the minimum stock purchase price may be equal to the prevailing "best practices," as articulated by the Agent, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

XX. Vote AGAINST Stock Awards (other than stock options and RSAs) unless on a CASE-BY-CASE basis it is determined they are identified as being granted to officers/directors in lieu of salary or cash bonus, subject to number of shares being reasonable.

XXI. Employee Stock Ownership Plans ("ESOPs") will be evaluated on a CASE-BY-CASE basis, generally voting FOR non-leveraged ESOPs, and in the case of leveraged ESOPs, giving consideration to the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. Geode may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Geode will vote AGAINST a leveraged ESOP if all outstanding loans are due immediately upon a change in control.

XXII. Vote AGAINST management proposals on stock-based compensation plans or other Compensation Plans if the proposals are Inconsistent with the Interests of Shareholders of a company whose securities are held in client accounts, taking into account such factors as: (1) whether the company has an independent compensation committee; and (2) whether the compensation committee has authority to engage independent compensation consultants. In addition, Geode may vote AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors based on such factors or if Geode believes a board has approved executive compensation arrangements inconsistent with the interests of shareholders of a company whose securities are held in client accounts.

XXIII. ABSTAIN with respect to shareholder proposals addressing Social/Political Responsibility Issues, which Geode believes generally address ordinary business matters that are primarily the responsibility of a company's management and board, except that Geode will vote on a CASE-BY-CASE basis where a proposal has substantial economic implications for the company's securities held in client accounts.

*****************

Adopted July 2003

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans on behalf of Investor Class of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Investor Class and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Investor Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Investor Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Investor Class shares and/or support services that benefit variable product owners. In addition, each Investor Class Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, primarily insurance companies or their affiliated broker-dealers or other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Investor Class shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit Investor Class of the fund and variable product owners. In particular, the Trustees noted that each Plan does not authorize payments by Investor Class of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain support services that benefit variable product owners may be provided more effectively under the Plans by insurance companies and their affiliates with whom variable product owners have other relationships.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC or an affiliate may compensate intermediaries (primarily insurance companies or their affiliated broker-dealers or other service-providers) that distribute and/or service the funds. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sale of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.10% of the total assets of all VIP Funds on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

These additional payments and expenses, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The funds' transfer agent or an affiliate may also make payments and reimbursements from their own resources to certain intermediaries for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

TRANSFER AND SERVICE AGENT AGREEMENTS

Investor Class has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Co., Inc. (FIIOC), an affiliate of FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for Investor Class of each fund.

For providing transfer agency services, FIIOC receives an asset-based fee, calculated and paid monthly on the basis of Investor Class's average daily net assets, with respect to each account in a fund.

For VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, the asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FIIOC receives a separate asset-based monthly fee from each fund to cover the expense of typesetting and printing prospectuses, statements of additional information, and other reports to existing shareholders, with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries for transfer agency and related recordkeeping services with respect to insurance contract owners' accounts. Because intermediaries may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.

FIIOC or an affiliate may make payments out if its own resources to Fidelity Investments Life Insurance Company (FILI) for transfer agency and related separate account services with respect to insurance contract owners' accounts, in amounts that do not exceed the total transfer agent fee paid by Investor Class of each fund.

Each fund has entered into a service agent agreement with FSC, an affiliate of FMR (or an agent, including an affiliate). VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies have also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for Investor Class of each fund, maintains each fund's portfolio and general accounting records, and administers VIP Aggressive Growth's, VIP Asset Manager's, VIP Asset Manager: Growth's, VIP Balanced's, VIP Contrafund's, VIP Disciplined Small Cap's, VIP Dynamic Capital Appreciation's, VIP Equity-Income's, VIP Growth's, VIP Growth & Income's, VIP Growth Opportunities', VIP Growth Stock's, VIP High Income's, VIP Investment Grade Bond's, VIP Mid Cap's, VIP Real Estate's, VIP Strategic Income's, VIP Value's, VIP Value Leaders', and VIP Value Strategies's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for certain domestic equity funds are 0.0389% of the first $500 million of average net assets, 0.0275% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for certain taxable domestic fixed-income funds and VIP Strategic Income are 0.0415% of the first $500 million of average net assets, 0.0301% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for certain international funds are 0.0518% of the first $500 million of average net assets, 0.0415% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for money market funds are 0.0156% of the first $500 million of average net assets, 0.0078% of average net assets between $500 million and $10 billion, 0.0041% of average net assets between $10 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for mixed asset funds, VIP Balanced, VIP Asset Manager, and VIP Asset Manager: Growth are 0.0492% of the first $500 million of average net assets, 0.0353% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

Pricing and bookkeeping fees paid by the funds to FSC for the past three fiscal years are shown in the following table.

Fund	2006	2005	2004
VIP Aggressive Growth	$ 8,393	$ 5,693	$ 33,001
VIP Asset Manager	$ 831,759	$ 821,484	$ 1,165,222
VIP Asset Manager: Growth	$ 115,207	$ 118,895	$ 174,348
VIP Balanced	$ 202,858	$ 138,574	$ 144,537
VIP Contrafund	$ 1,762,513	$ 1,567,727	$ 1,416,796
VIP Disciplined Small Cap	$ 4,706	$ 33*	--
VIP Dynamic Capital Appreciation	$ 44,297	$ 17,255	$ 32,641
VIP Equity-Income	$ 1,414,943	$ 1,405,104	$ 1,392,621
VIP Growth	$ 1,269,189	$ 1,323,468	$ 1,376,271
VIP Growth & Income	$ 522,307	$ 517,599	$ 510,222
VIP Growth Opportunities	$ 230,069	$ 257,848	$ 274,950
VIP Growth Stock	$ 10,346	$ 6,321	$ 33,001
VIP High Income	$ 502,943	$ 568,878	$ 687,297
VIP Investment Grade Bond	$ 628,759	$ 585,693	$ 620,099
VIP Mid Cap	$ 1,227,658	$ 1,137,712	$ 926,678
VIP Money Market	$ 203,292	$ 165,551	$ 180,343
VIP Real Estate	$ 80,836	$ 64,794	$ 38,014
VIP Strategic Income	$ 86,808	$ 62,146	$ 36,453
VIP Value	$ 23,896	$ 5,889	$ 33,000
VIP Value Leaders	$ 25,535	$ 8,257	$ 33,000
VIP Value Strategies	$ 173,115	$ 188,790	$ 205,417
* VIP Disciplined Small Cap commenced operations on December 27, 2005.

For administering each fund's (other than VIP Money Market's) securities lending program, FSC is paid based on the number and duration of individual securities loans.

For the fiscal years ended December 31, 2006, 2005, and 2004, VIP Aggressive Growth, VIP High Income, VIP Money Market, VIP Real Estate, VIP Strategic Income, and VIP Value did not pay FSC for securities lending.

For the fiscal years ended December 31, 2006 and 2005, VIP Disciplined Small Cap did not pay FSC for securities lending.

Payments made by VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth Stock, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Mid Cap, VIP Value Leaders, and VIP Value Strategies to FSC for securities lending for the past three fiscal years are shown in the following table.

Fund	2006	2005	2004
VIP Asset Manager	$ 3,022	$ 710	$ 586
VIP Asset Manager: Growth	$ 727	$ 43	$ 349
VIP Balanced	$ 253	$ 174	$ 73
VIP Contrafund	$ 43,112	$ 54,135	$ 46,007
VIP Dynamic Capital Appreciation	$ 2,125	$ 200	$ 1,285
VIP Equity-Income	$ 33,248	$ 10,483	$ 10,956
VIP Growth	$ 13,881	$ 3,525	$ 11,407
VIP Growth & Income	$ 883	$ 1,132	$ 3,020
VIP Growth Opportunities	$ 8,598	$ 1,680	$ 888
VIP Growth Stock	$ 13	$ 0	$ 0
VIP Investment Grade Bond	$ 525	$ 1,425	$ 1,700
VIP Mid Cap	$ 20,949	$ 13,738	$ 14,803
VIP Value Leaders	$ 66	$ 2	$ 0
VIP Value Strategies	$ 1,301	$ 4,767	$ 5,408

DESCRIPTION OF THE TRUSTS

Trust Organization. Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, and Value Portfolio are funds of Variable Insurance Products Fund, an open-end management investment company created under an initial declaration of trust dated November 13, 1981. Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Disciplined Small Cap Portfolio, and Investment Grade Bond Portfolio are funds of Variable Insurance Products Fund II, an open-end management investment company created under an initial declaration of trust dated March 21, 1988. Aggressive Growth Portfolio, Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Mid Cap Portfolio, and Value Strategies Portfolio are funds of Variable Insurance Products Fund III, an open-end management investment company created under an initial declaration of trust dated July 14, 1994. Growth Stock Portfolio, Real Estate Portfolio, Strategic Income Portfolio, and Value Leaders Portfolio are funds of Variable Insurance Products Fund IV, an open-end management investment company created under an initial declaration of trust dated June 1, 1983. Currently, there are six funds offered in Variable Insurance Products Fund: Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, Overseas Portfolio, and Value Portfolio. Currently, there are six funds offered in Variable Insurance Products Fund II: Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Disciplined Small Cap Portfolio, Index 500 Portfolio, and Investment Grade Bond Portfolio. Currently, there are seven funds offered in Variable Insurance Products Fund III: Aggressive Growth Portfolio, Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Mid Cap Portfolio, and Value Strategies Portfolio. Currently there are thirty-six funds offered in Variable Insurance Products Fund IV: Consumer Discretionary Portfolio, Consumer Staples, Energy Portfolio, Financial Services Portfolio, Freedom Income Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Growth Stock Portfolio, Health Care Portfolio, Industrials Portfolio, International Capital Appreciation, Investor Freedom Income Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Materials Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications Portfolio, Utilities Portfolio, and Value Leaders Portfolio. The Trustees are permitted to create additional funds in the trusts and to create additional classes of the funds.

The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in a trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the respective trusts shall be allocated between or among any one or more of its funds or classes.

Shareholder Liability. Each trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

Each Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. Each Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. Each Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. Each Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

Each trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of each trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of VIP Contrafund, VIP Mid Cap, and VIP Value Leaders. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of VIP Dynamic Capital Appreciation and VIP Value. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Growth & Income. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of VIP High Income, VIP Investment Grade Bond, and VIP Money Market. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of VIP Equity-Income. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP Real Estate, VIP Strategic Income, and VIP Value Strategies. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies in connection with repurchase agreement transactions.

Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP Real Estate, VIP Strategic Income, and VIP Value Strategies. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of VIP Contrafund's, VIP Mid Cap's, and VIP Value Leaders' custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firms. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for VIP Equity-Income, VIP Growth, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, and VIP Value Leaders and provides other audit, tax, and related services.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Value, and VIP Value Strategies and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended December 31, 2006, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

1. Each fund will provide a full list of holdings as of the end of the fund's fiscal quarter on www.fidelity.com 60 days after its fiscal quarter-end. The money market fund's full holdings are also available monthly, 15 or more days after month-end by calling Fidelity at 1-877-208-0098.

2. Each fund (other than VIP Investment Grade Bond and VIP Money Market) will provide its top ten holdings (excluding cash and futures) as of the end of the calendar quarter on www.fidelity.com 15 or more days after the calendar quarter-end. This information may also be provided to insurance companies via an electronic reporting tool at that time.

This information will be available on the web site until updated for the next applicable period.

Each fund may also from time to time provide specific fund level performance attribution information and statistics to the Board or third parties, such as variable product owners or prospective variable product owners, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full holdings daily, on the next business day); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly, four or more calendar days after the end of the week); Moody's Investors Service (full holdings weekly, four or more calendar days after the end of the week); and Anacomp Inc. (full or partial holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

Fidelity, Fidelity Investments & (Pyramid) Design, Asset Manager: Growth, and Contrafund, are registered trademarks of FMR Corp.

Asset Manager is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance
Products

Investor R Class

International Capital Appreciation Portfolio

Overseas Portfolio

Prospectus

April 30, 2007

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Prior Performance of a Similar Fund

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP International Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

  Normally investing at least 80% of assets in non-U.S. securities.
  Normally investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in each fund. The information illustrates each fund's performance over the past year, as represented by the performance of Investor Class R, and compares Investor Class R's performance to the performance of a market index over various periods of time. Returns for Investor Class R of each fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Investor Class R of each fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.


Prospectus

Fund Summary - continued

Year-by-Year Returns

VIP International Capital Appreciation - Investor Class R
Calendar Years	2006
14.23%



During the period shown in the chart for Investor Class R of VIP International Capital Appreciation:	Returns	Quarter ended
Highest Quarter Return	 10.60%	December 31, 2006
Lowest Quarter Return	 -3.41%	June 30, 2006
Year-to-Date Return	 5.12%	March 31, 2007


VIP Overseas - Investor Class R
Calendar Years	2006
17.94%



During the period shown in the chart for Investor Class R of VIP Overseas:	Returns	Quarter ended
Highest Quarter Return	 10.03%	December 31, 2006
Lowest Quarter Return	 -1.25%	June 30, 2006
Year-to-Date Return	 4.40%	March 31, 2007


Average Annual Returns

For the periods ended December 31, 2006	Past 1 year	Life of classA
VIP International Capital Appreciation
Investor Class R	 14.23%	 18.11%
Morgan Stanley Capital International All Country World Index ex USA 	 26.83%	 28.78%
VIP Overseas
Investor Class R	 17.94%	 24.48%
Morgan Stanley Capital International Europe, Australasia, Far East Index	 26.53%	 27.73%

A From July 21, 2005.

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Prospectus

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Morgan Stanley Capital InternationalSM  All Country World Index (MSCI® ACWI®) ex USA is a market capitalization-weighted index of stocks domiciled in global developed and emerging markets, excluding the United States. The index is designed to measure equity market performance in global developed and emerging markets outside the United States and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after October 31, 2001 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

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Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of a fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product.

Fees (paid by the variable product owner directly)

Investor Class R
Sales charge (load) on purchases and reinvested distributions	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable
Redemption fee on interests in separate accounts held for less than 60 days (as a % of amount redeemed)	1.00%

Annual operating expenses (paid from class assets)

Investor Class R
VIP International Capital Appreciation	Management fee 	0.71%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.90%
	Total annual class operating expensesA	1.61%
VIP Overseas	Management fee 	0.72%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.29%
	Total annual class operating expensesA	1.01%

A Effective July 21, 2005, FMR has voluntarily agreed to reimburse Investor Class R of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.25%. These arrangements may be discontinued by FMR at any time.

Prospectus

Fund Summary - continued

This example helps compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Investor Class R's annual return is 5% and that the fees and Investor Class R's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of a fund were redeemed at the end of each time period indicated:

Investor Class R
VIP International Capital Appreciation	1 year	$ 164
	3 years	$ 508
	5 years	$ 876
	10 years	$ 1,911
VIP Overseas	1 year	$ 103
	3 years	$ 322
	5 years	$ 558
	10 years	$ 1,236

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Prospectus

Fund Basics

Investment Details

Investment Objective

VIP International Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

Fidelity Management & Research Company (FMR) normally invests the fund's assets primarily in non-U.S. securities, including securities of issuers located in emerging markets. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Prospectus

Fund Basics - continued

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP International Capital Appreciation Portfolio seeks capital appreciation.

VIP Overseas Portfolio seeks long-term growth of capital.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

VIP Overseas Portfolio normally invests at least 80% of its assets in non-U.S. securities.

Country or Geographic Region

FMR considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: the source of government guarantees (if any); the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Investor Class R's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Investor Class R's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the funds, if applicable, can buy or sell shares of the funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, a fund may reject any purchase orders from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level, but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. A qualified fund of funds is required to adopt policies designed to control frequent trading that have been determined by the fund or its Treasurer to be reasonably effective. The advisor to the fund of funds must also demonstrate to the funds' Treasurer that the investment strategy of the fund of funds will not lead to excessive trading. However, there is the significant risk that the funds', insurance company's, and/or qualified fund of funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders. The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency.

The funds' transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of a fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the funds' transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the funds' transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. Each fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, each fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The price to buy one share of Investor Class R is the class's NAV. Investor Class R's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Each fund has authorized certain intermediaries and qualified fund of funds to accept orders to buy shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of Investor Class R is the class's NAV, minus the short-term redemption fee, if applicable.

A variable product owner (or a person who succeeds to the owner's rights after the owner's death) who chooses to redeem an interest in a separate account that invests in Investor Class R of a fund will be subject to a 1.00% class short-term redemption fee if the interest in the separate account has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last. The fees are retained by the funds, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term trading.

Prospectus

Shareholder Information - continued

In certain limited circumstances discussed in the variable annuity or variable life insurance product prospectus, a variable product owner may not pay the short-term redemption fee.

Shares will be sold at the next NAV calculated after an order is received in proper form, minus the short-term redemption fee, if applicable. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries and qualified fund of funds to accept orders to sell shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated, minus the short-term redemption fee, if applicable, after the order is received by the authorized intermediary or qualified fund of fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Each fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Investor Class R shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2007, FMR had approximately $1.6 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs.

FMR Co., Inc. (FMRC) serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for each fund.

FMRC is an affiliate of FMR. As of March 29, 2007, FMRC had approximately $766.7 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., serves as a sub-adviser for each fund. FRAC, an affiliate of FMR, was organized in 1986 to provide investment research and advice on issuers based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice and may also provide investment advisory services for each fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund. As of October 11, 2006, FIIA had approximately $32.8 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for each fund. As of September 27, 2006, FIIA(U.K.)L had approximately $20.9 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for each fund. As of September 27, 2006, FIJ had approximately $33.7 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for each fund from time to time.

Darren Maupin is vice president and manager of VIP International Capital Appreciation Portfolio, which he has managed since October 2006. He also manages other Fidelity funds. Since joining Fidelity in 1998, Mr. Maupin has worked as a research analyst and manager.

Graeme Rockett is vice president and manager of VIP Overseas Portfolio, which he has managed since January 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Rockett has worked as a research analyst and portfolio manager.

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The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Maupin and Mr. Rockett.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2006, the group fee rate was 0.26% for VIP International Capital Appreciation and VIP Overseas. The individual fund fee rate is 0.45% for VIP International Capital Appreciation and VIP Overseas.

The total management fee for the fiscal year ended December 31, 2006, was 0.71% of the fund's average net assets for VIP International Capital Appreciation and 0.72% of the fund's average net assets for VIP Overseas.

FMR pays FMRC and FMR U.K. for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

Prospectus

Fund Services - continued

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's annual report for the fiscal period ended December 31, 2006.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2007, approximately 98.42% of VIP International Capital Appreciation Portfolio's total outstanding shares were held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Investor Class R shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers, may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary. These payments are described in more detail on the following pages and in the SAI.

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Investor Class R of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Investor Class R shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Investor Class R. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

If payments made by FMR to FDC or to intermediaries under the Investor Class R Distribution and Service Plan were considered to be paid out of Investor Class R's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

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No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Investor Class R's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

VIP International Capital Appreciation Portfolio - Investor Class R

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.46	$ $ 10.32
Income from Investment Operations
Net investment income (loss) E 	 .09	 .01
Net realized and unrealized gain (loss) 	 1.53	 1.16
Total from investment operations 	 1.62	 1.17
Distributions from net investment income 	 (.10)	 (.02)
Distributions from net realized gain 	 (.34)	 (.01)
Total distributions 	 (.43) L	 (.03) K
Redemption fees added to paid in capital E, J 	 -	 -
Net asset value, end of period 	$ 12.65	$ 11.46
Total Return B, C, D 	 14.23%	 11.39%
Ratios to Average Net Assets F, I
Expenses before reductions 	 1.61%	 2.19% A
Expenses net of fee waivers, if any 	 1.25%	 1.25% A
Expenses net of all reductions 	 1.15%	 1.06% A
Net investment income (loss) 	 .80%	 .31% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 24,505	$ 9,810
Portfolio turnover rate G 	 185%	 176%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distribution of $.03 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.013 per share.

L Total distribution of $.43 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.335 per share.

Prospectus

Appendix - continued

VIP Overseas Portfolio - Investor Class R

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 20.59	$ $ 17.69
Income from Investment Operations
Net investment income (loss) E 	 .36	 .02
Net realized and unrealized gain (loss) 	 3.29	 2.88
Total from investment operations 	 3.65	 2.90
Distributions from net investment income 	 (.20)	 -
Distributions from net realized gain 	 (.13)	 -
Total distributions 	 (.33)	 -
Redemption fees added to paid in capital E,J 	 -	 -
Net asset value, end of period 	$ 23.91	$ 20.59
Total Return B,C,D 	 17.94%	 16.39%
Ratios to Average Net Assets F,I
Expenses before reductions 	 1.01%	 1.07% A
Expenses net of fee waivers, if any 	 1.01%	 1.07% A
Expenses net of all reductions 	 .93%	 1.00% A
Net investment income (loss) 	 1.64%	 .23% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 122,018	$ 29,544
Portfolio turnover rate G 	 123%	 92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Prospectus

Prior Performance of a Similar Fund

FMR began managing VIP International Capital Appreciation on December 22, 2004, and its asset size as of March 31, 2007 was approximately $54 million. VIP International Capital Appreciation has an investment objective and policies that are substantially identical in all material respects to Fidelity® Advisor International Capital Appreciation Fund, which is managed by FMR. FMR began managing Fidelity Advisor International Capital Appreciation on November 3, 1997, and its asset size as of March 31, 2007 was approximately $450 million. FMR also may manage other substantially similar funds and accounts that may have better or worse performance than Fidelity Advisor International Capital Appreciation. Performance of other funds and accounts is not included due to factors such as differences in their policies and/or portfolio management strategies and/or because these accounts are not mutual funds.

Below you will find information about the prior performance of Class T of Fidelity Advisor International Capital Appreciation, not the performance of Investor Class R of VIP International Capital Appreciation. Class T of Fidelity Advisor International Capital Appreciation has different expenses and is sold through different distribution channels than Investor Class R of VIP International Capital Appreciation. Returns are based on past results and are not an indication of future performance.

The performance of Class T of Fidelity Advisor International Capital Appreciation does not represent the past performance of Investor Class R of VIP International Capital Appreciation and is not an indication of the future performance of Investor Class R of VIP International Capital Appreciation. You should not assume that Investor Class R of VIP International Capital Appreciation will have the same performance as Class T of Fidelity Advisor International Capital Appreciation. The performance of Investor Class R of VIP International Capital Appreciation may be better or worse than the performance of Class T of Fidelity Advisor International Capital Appreciation due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes, and cash flows between Investor Class R of VIP International Capital Appreciation and Class T of Fidelity Advisor International Capital Appreciation. Investor Class R of VIP International Capital Appreciation may have lower total expenses than Class T of Fidelity Advisor International Capital Appreciation, which would have resulted in higher performance if VIP International Capital Appreciation's Investor Class R expenses had been applied to the performance of Class T of Fidelity Advisor International Capital Appreciation.

The following information illustrates the changes in the performance of Class T of Fidelity Advisor International Capital Appreciation from year to year, and compares the performance of Class T of Fidelity Advisor International Capital Appreciation to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns for Class T of Fidelity Advisor International Capital Appreciation do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Class T of Fidelity Advisor International Capital Appreciation would be lower if the effect of those sales charges and expenses were included.

Year-by-Year Returns

The returns in the following chart do not include the effect of Class T of Fidelity Advisor International Capital Appreciation's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

Advisor International Capital Appreciation - Class T
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005	2006
	9.56%	90.00%	-29.19%	-9.54%	-12.72%	40.96%	10.14%	13.34%	14.48%



During the periods shown in the chart for Class T of Advisor International Capital Appreciation:	Returns	Quarter ended
Highest Quarter Return	 45.41%	December 31, 1999
Lowest Quarter Return	 -20.89%	September 30, 2002
Year-to-Date Return	 4.82%	March 31, 2007

Prospectus

Appendix - continued

Average Annual Returns

After-tax returns for Class T of Fidelity Advisor International Capital Appreciation are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2006	Past 1 year	Past 5 years	Life of classB
Fidelity Advisor International Capital Appreciation - Class T A	 10.47%	 11.15%	 9.25%
MCSI AC World Index ex USA	 26.83%	 16.65%	 8.84%

A Investor Class R of VIP International Capital Appreciation, offered through this prospectus does not charge a 12b-1 fee, while Class T of Fidelity Advisor International Capital Appreciation charges a 12b-1 fee of 0.25%. Investor Class R of VIP International Capital Appreciation offered through this prospectus sells its shares without a front-end sales charge, while Class T of Fidelity Advisor International Capital Appreciation sells its shares with a maximum front-end sales charge of 3.50%. Including any applicable sales charge and/or 12b-1 fee in a performance calculation produces a lower return.

B From November 3, 1997.


Morgan Stanley Capital InternationalSM  All Country World Index (MSCI® ACWI) ex USA is a market capitalization-weighted index of stocks domiciled in global developed and emerging markets, excluding the United States. The index is designed to measure equity market performance in global developed and emerging markets outside the United States and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after October 31, 2001 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.


Prospectus

Notes

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about each fund. A description of a fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Numbers, 811-03329 and 811-03759

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.816573.102 VIPINVR-pro-0407

Fidelity® Variable Insurance Products

International Capital Appreciation Portfolio and Overseas Portfolio

Funds of Variable Insurance Products Fund and Variable Insurance Products Fund IV

Investor Class R

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated April 30, 2007, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Special Considerations Regarding Canada	<Click Here>
Special Considerations Regarding Europe	<Click Here>
Special Considerations Regarding Japan	<Click Here>
Special Considerations Regarding Asia Pacific Region (ex Japan)	<Click Here>
Special Considerations Regarding Latin America	<Click Here>
Special Considerations Regarding Emerging Markets	<Click Here>
Special Considerations Regarding Russia	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying and Selling Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trusts	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

For more information on any Fidelity fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before investing or sending money.

VIPINVR-ptb-0407
1.816576.102

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For purposes of each fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of each fund's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, Fidelity Management & Research Company (FMR) looks through to the holdings of the central fund.

For purposes of each fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Oil, Gas, and Mineral Exploration Programs

For each fund:

The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

In addition to each fund's fundamental and non-fundamental limitations discussed above:

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements a fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For a fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Each fund intends to comply with the requirements of section 12(d)(1)(G)(i)(iv) of the 1940 Act.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies Fidelity Management & Research Company (FMR) may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.


Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.


Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Country or Geographic Region. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures, Options, and Swap Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities and some are based on indices of securities prices. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

Futures may be based on foreign indexes such as the Compagnie des Agents de Change 40 Index (CAC 40) in France, the Deutscher Aktienindex (DAX 30) in Germany, the Financial Times Stock Exchange Eurotop 100 Index (FTSE Eurotop 100) in Europe, the IBEX 35 Index (IBEX 35) in Spain, the Financial Times Stock Exchange 100 Index (FTSE 100) in the United Kingdom, the Australian Stock Exchange All Ordinaries Index (ASX All Ordinaries) in Australia, the Hang Seng Index in Hong Kong, and the Nikkei Stock Average (Nikkei 225), the Nikkei Stock Index 300 (Nikkei 300), and the Tokyo Stock Exchange Stock Price Index (TOPIX) in Japan.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

Limitations on Futures and Options Transactions. Each trust, on behalf of each fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each fund is not subject to registration or regulation as a CPO.

Each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's® Investors Service, Standard & Poor's® (S&P®), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share (NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Temporary Defensive Policies. Each fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

SPECIAL CONSIDERATIONS REGARDING CANADA

Political. Canada's parliamentary system of government is, in general, stable. One of the provinces, Quebec, which has a predominantly French-speaking population, does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. To date, referendums on Quebec sovereignty have been defeated, but the issue remains unresolved. In case a referendum about the independence of Quebec were successful, then the Canadian federal government may be obliged to negotiate with Quebec.

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Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada's largest trading partner and developments in economic policy do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement may make the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas, particularly China, may change the composition of Canada's trade and foreign investment composition in the near future.

SPECIAL CONSIDERATIONS REGARDING EUROPE

The European Union (EU) is an intergovernmental and supranational union of most Western European countries and a growing number of Eastern European countries, each known as a member state. One of the key activities of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established, among other things, the European Economic and Monetary Union (EMU) which sets out different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation, including the adoption of a single currency, the euro. Many member states have adopted, and other member states are generally expected to eventually adopt, the euro as their single currency. When a member state adopts the euro as its currency, the member state no longer controls its own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank. However, certain countries do not qualify for the euro and thus risk being left behind.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members or requires candidates for EMU membership to comply with. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. The countries adopting the euro must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment in some European countries has historically been higher than in the United States and could pose political risk. One or more member states might exit the EU, placing its currency and banking system in jeopardy. Major issues currently facing the EU cover its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the new constitutional treaty, the EU's enlargement to the south and east, and resolving the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. The EU has been extending its influence to the east. It has accepted several Eastern European countries as new members, and has plans to accept several more in the medium-term. It is hoped that membership for these states will help cement economic and political stability. For these countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, new member states which were former Soviet satellites remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the old Soviet Union. Further expansion of the EU has long-term economic benefits, but certain European countries are not viewed as currently suitable for membership, especially the troubled economies of countries further east. Also, as the EU continues to enlarge, the candidate countries' accessions may grow more controversial. Some member states may repudiate certain candidate countries joining the EU upon concerns about the possible economic, immigration, and cultural implications that may result from such enlargement. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. For example, a large segment of the population in the United Kingdom may be indifferent or opposed to the EU, while other countries are generally more in favor of European integration.

It is possible that the gap between rich and poor within the EU's member countries, and particularly among new members that have not met the requirements for joining the EMU may increase, and that realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made which may affect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

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Economic. The EU economy is expected to grow further over the next decade as more countries join the EU - especially considering that the new member states are usually poorer than the EU average, and hence the expected fast GDP growth will help achieve the dynamic of the united Europe. The EU's economic growth has been below that of the United States most years since 1990, and the economic performance of several of its key members, including Germany and Italy, is a matter of serious concern to policy makers.

As economic conditions across member states vary from robust to dismal, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. According to the Maastricht treaty, member countries must maintain tight control over inflation, public debt, and budget deficit in order to qualify for participation in the euro. These requirements severely limit EMU member countries' ability to implement monetary policy to address regional economic conditions.

Currency. Investing in euro-denominated securities entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. Many European countries rely heavily upon export-dependent businesses and any strength in the exchange rate between the euro and the U.S. dollar can have either a positive or a negative effect upon corporate profits.

Nordic Countries. Faced with stronger global competition, the Nordic countries - Denmark, Finland, Norway, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource-dependent and face pressure as a result of high labor costs. Pension reform, union regulation, and further cuts in liberal social programs will likely need to be addressed as the Nordic countries face increased international competition.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries.

Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency.

SPECIAL CONSIDERATIONS REGARDING JAPAN

Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation have helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

Economic. For three decades from the 1960s through the 1980s, Japan's overall real economic growth had been spectacular. However, growth slowed markedly in the 1990s and Japan's economy fell into a long recession. At present, the Japanese economy could be recovering from this long recession, although uncertainties about its recovery remain. Japan's huge government debt, the aging of the population, an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses are some of the major long-term problems.

Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Japan's economic growth is significantly driven by its exports. Domestic or foreign trade sanctions or other protectionist measures could adversely impact Japan's economy. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena and the resulting damage continue to exist.

A pressing need to sustain Japan's economic recovery and improve its economic growth is the task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, may have to reform themselves to become more competitive. Successful financial sector reform would contribute to Japan's economic recovery at home and would benefit other economies in Asia. Internal conflict over the proper way to reform the banking system exists.

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SPECIAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (EX JAPAN)

Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the European Union.

Korea. Investors should be aware that investing in Korea involves risks not typically associated with investing in the U.S. securities markets. Relations between North Korea and South Korea remain tense and the possibility of military action between two countries still exists. Corporate and financial sector restructuring initiated by the Korean government, in conjunction with the IMF, after the 1997-1998 Asian financial crisis can be expected to continue but its full impact cannot be predicted yet. Korean economy's reliance on international trade and other Asian economies makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation.

China Region. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion. Although many Taiwanese companies heavily invest in China, a state of hostility continues to exist between China and Taiwan, which Beijing has long deemed a part of China and has made a nationalist cause of recovering it. Taiwan's political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China.

Southeast Asia. In addition to the risks inherent in investing in the emerging markets, the risks of investing in Southeast Asia merit special consideration. Indonesia has restored financial stability and pursued sober fiscal policies since the 1997-1998 Asian financial crisis, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions. In addition, Indonesia continues to be at risk of ethnic, sectarian, and separatist violence. Keys to future growth remain internal reform, peaceful resolution of internal conflicts, building up the confidence of international and domestic investors, and strong global economic growth. In late December 2004, a major tsunami took nearly 127,000 lives, left more than 93,000 people missing and nearly 441,000 people displaced, and destroyed $4.5 to $5.0 billion worth of property. The negative effects of the tsunami are still felt today, and similar natural disasters could happen again.

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SPECIAL CONSIDERATIONS REGARDING LATIN AMERICA

As an emerging market, Latin America historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, in some Latin American countries, a move to sustainable democracy and a more mature and accountable political environment is under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. Investors in the region continue to face a number of potential risks.

A number of Latin American countries are among the largest debtors of developing countries and have a long history of foreign debt and default. The majority of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Historically, government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets.

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SPECIAL CONSIDERATIONS REGARDING EMERGING MARKETS

Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

SPECIAL CONSIDERATIONS REGARDING RUSSIA

Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign and private investors.

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Economic. Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers' ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other government actions, foreign investors could face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

PORTFOLIO TRANSACTIONS

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All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and in accordance with the policies described in this section.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

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Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security.

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The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Brokers

In selecting brokers or dealers (including affiliates of FMR) to execute each fund's portfolio transactions, FMR considers factors deemed relevant in the context of a particular trade and in regard to FMR's overall responsibilities with respect to each fund and other investment accounts, including any instructions from each fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using electronic communications networks (ECNs), electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMR; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best execution, FMR may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. FMR also may select a broker that charges more than the lowest available commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMR) that execute transactions for each fund may receive higher compensation from each fund than other brokers might have charged each fund, in recognition of the value of the brokerage or research products and services they provide to FMR or its affiliates.

Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; and investment recommendations. FMR may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement FMR's own research activities in providing investment advice to the funds.

Execution Services. In addition, products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including but not limited to communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in personal meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMR and its affiliates may use commission dollars to obtain certain products or services that are not used exclusively in FMR's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMR or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMR. FMR's expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services FMR receives from brokers are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

FMR's Decision-Making Process. Before causing a fund to pay a particular level of compensation, FMR will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to FMR, viewed in terms of the particular transaction for a fund or FMR's overall responsibilities to a fund or other investment companies and investment accounts. While FMR may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither FMR nor the funds incur an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist FMR and its affiliates in terms of its overall investment responsibilities to a fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMR or its affiliates.

Hard Dollar Research Contracts. FMR has arrangements with certain third-party research providers and brokers through whom FMR effects fund trades, whereby FMR may pay with hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. Even with such hard dollar payments, FMR may cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMR, or that may be available from another broker. FMR views its hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and to pay fund expenses, as described below, will decrease. FMR's determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FMR's part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMR may allocate brokerage transactions to brokers (who are not affiliates of FMR) who have entered into arrangements with FMR under which the broker, using predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses, which may be paid to FMR or its affiliates. Not all brokers with whom a fund trades have agreed to participate in brokerage commission recapture. FMR expects that brokers from whom FMR purchases research products and services with hard dollars are unlikely to participate in commission recapture.

Affiliated Transactions

FMR may place trades with certain brokers, including National Financial Services LLC (NFS), with whom it is under common control provided FMR determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by FMR or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by FMR to be appropriate and equitable to each fund or investment account. In some cases adherence to these procedures could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended December 31, 2006 and 2005, the portfolio turnover rates were 185% and 176%, respectively, for VIP International Capital Appreciation and 123% and 92%, respectively, for VIP Overseas. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMR's investment outlook.

The following table shows the total amount of brokerage commissions paid by each fund, comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal years ended December 31, 2006, 2005, and 2004. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
VIP International Capital Appreciation	December 31
2006		$ 171,066	 0.45%
2005		$ 52,830	 0.85%
2004A		$ 2,699	 0.13%
VIP Overseas	December 31
2006		$ 8,779,964	 0.29%
2005		$ 6,424,586	 0.27%
2004		$ 5,338,465	 0.25%

A From December 22, 2004.

The first table below shows the total amount of brokerage commissions paid by each fund to NFS for the past three fiscal years. The second table shows the approximate amount of aggregate brokerage commissions paid by a fund to NFS as a percentage of the approximate aggregate dollar amount of transactions for which the fund paid brokerage commissions as well as the percentage of transactions effected by a fund through NFS, in each case for the fiscal year ended 2006. NFS is paid on a commission basis.

Fund	Fiscal Year Ended	Total Amount Paid to NFS
VIP International Capital Appreciation	December 31
2006		$ 313
2005		$ 1,277
2004A		$ 4
VIP Overseas	December 31
2006		$ 736
2005		$ 1,985
2004		$ 4,767

A From December 22, 2004.

Fund	Fiscal Year Ended 2006	% of Aggregate Commissions Paid to NFS	% of Aggregate Dollar Amount of Transactions Effected through NFS
VIP International Capital Appreciation(dagger)	December 31	 0.18%	 1.30%
VIP Overseas(dagger)	December 31	 0.01%	 0.03%

(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFS is a result of the low commission rates charged by NFS.

The following table shows the dollar amount of brokerage commissions paid to firms for providing research services and the approximate dollar amount of the transactions involved for the fiscal year ended 2006.

Fund	Fiscal Year Ended 2006	$ Amount of Commissions Paid to Firms for Providing Research Services	$ Amount of Brokerage Transactions Involved
VIP International Capital Appreciation	December 31	$ 159,295	$ 112,745,266
VIP Overseas	December 31	$ 8,314,526	$ 6,108,224,142

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VALUATION

Each Investor Class R's net asset value per share (NAV) is the value of a single share. The NAV of Investor Class R is computed by adding Investor Class R's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting Investor Class R's pro rata share of the fund's liabilities, subtracting the liabilities allocated to Investor Class R, and dividing the result by the number of shares of that class that are outstanding.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and American Depositary Receipts (ADRs), market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

BUYING AND SELLING INFORMATION

Under certain circumstances (for example, at the request of a shareholder), a fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each fund's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

The following information is only a summary of some of the tax consequences affecting insurance company separate accounts invested in the funds. No attempt has been made to discuss tax consequences affecting variable product owners. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their tax returns.

Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to insurance company separate accounts invested in the fund. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. If a fund failed to qualify as a "regulated investment company" in any year, among other consequences, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code.

Each fund also intends to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder. These diversification requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the assets of an insurance company separate account that may be invested in the securities of a single issuer or a certain number of issuers. Because Section 817(h) and the regulations thereunder treat the assets of each fund as the assets of the related insurance company separate account, each fund must also satisfy these requirements. If a fund failed to satisfy these requirements, a variable annuity or variable life insurance product supported by an insurance company separate account invested in the fund would not be treated as an annuity or as life insurance for tax purposes and would no longer be eligible for tax deferral.

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TRUSTEES AND OFFICERS

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Each of the Trustees oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1981 or 1983

Trustee of Variable Insurance Products Fund (1981) and Variable Insurance Product Fund IV (1983). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund and Variable Insurance Products Fund IV. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Variable Insurance Products and Variable Insurance Products Fund IV. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Dwight D. Churchill (53)

Year of Election or Appointment: 2005

Vice President of VIP International Capital Appreciation and VIP Overseas. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Eric M. Wetlaufer (44)

Year of Election or Appointment: 2006

Vice President of VIP International Capital Appreciation and VIP Overseas. Mr. Wetlaufer also serves as Vice President of certain International Equity Funds (2006-present). Mr. Wetlaufer is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present), and President and Director of Fidelity Management & Research (U.K.) Inc. (2006-present) and Fidelity Research & Analysis Company (2006-present). Before joining Fidelity Investments in 2005, Mr. Wetlaufer was a partner in Oxhead Capital Management (2004-2005). Previously, Mr. Wetlaufer served as a Chief Investment Officer of Putnam Investments (1997-2003).

Darren Maupin (30)

Year of Election or Appointment: 2006

Vice President of VIP International Capital Appreciation. Mr. Maupin also serves as Vice President of other funds advised by FMR (2006-present). Prior to assuming his current responsibilities, Mr. Maupin worked as a research analyst and a portfolio manager. Mr. Maupin also serves as a Vice President of FMR and FMR Co., Inc. (2006).

Graeme Rockett (40)

Year of Election or Appointment: 2006

Vice President of VIP Overseas. Mr. Rockett also serves as Vice President of other funds advised by FMR (2006-present). Prior to assuming his current responsibilities, Mr. Rockett worked as a research analyst and a portfolio manager. Mr. Rockett also serves as a Vice President of FMR and FMR Co., Inc. (2006).

Eric D. Roiter (58)

Year of Election or Appointment: 1998 or 2004

Secretary of VIP International Capital Appreciation (2004) and VIP Overseas (1998). He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of VIP International Capital Appreciation and VIP Overseas. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP International Capital Appreciation and VIP Overseas. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP International Capital Appreciation and VIP Overseas. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP International Capital Appreciation and VIP Overseas. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP International Capital Appreciation and VIP Overseas. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP International Capital Appreciation and VIP Overseas. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP International Capital Appreciation and VIP Overseas. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP International Capital Appreciation and VIP Overseas. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP International Capital Appreciation and VIP Overseas. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP International Capital Appreciation and VIP Overseas. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 12 standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended December 31, 2006, the committee held 12 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended December 31, 2006, the committee held four meetings.

The Board of Trustees has established three Fund Oversight Committees: the Equity Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach), the Fixed-Income, International, and Special Committee (composed of Ms. Small (Chair), Ms. Knowles, and Mr. Dirks), and the Select and Asset Allocation Committee (composed of Dr. Heilmeier (Chair), Messrs. Keyes and Wolfe). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income, International, and Special Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues, and of international research. The Select and Asset Allocation Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. During the fiscal year ended December 31, 2006, the Equity Committee held 10 meetings, the Fixed-Income, International, and Special Committee held 11 meetings, and the Select and Asset Allocation Committee held 11 meetings.

The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach, Dr. Heilmeier, and Ms. Small) and the Fixed-Income Contract Committee (composed of Ms. Small (Chair), Mr. Dirks, and Ms. Knowles). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended December 31, 2006, each Fund Contract Committee held four meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Dirks (Chair), Gamper, and Stavropoulos, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended December 31, 2006, the Shareholder, Distribution and Brokerage Committee held 13 meetings.

The Audit Committee is composed of Ms. Knowles (Chair), Dr. Heilmeier, and Messrs. Keyes and Wolfe. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the Fidelity funds' financial statements and any material reports or inquiries received from regulators or governmental agencies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended December 31, 2006, the committee held 15 meetings.

The Governance and Nominating Committee is composed of Messrs. Lautenbach (Chair), Stavropoulos, and Wolfe. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended December 31, 2006, the committee held 10 meetings.

The Board of Trustees established the Compliance Committee (composed of Ms. Small (Chair), Ms. Knowles, and Messrs. Stavropoulos and Wolfe) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended December 31, 2006, the committee held 21 meetings.

The Proxy Voting Committee is composed of Messrs. Gamper (Chair), Dirks, and Keyes. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. During the fiscal year ended December 31, 2006, the committee held two meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2006.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Robert L. Reynolds
VIP International Capital Appreciation	none	none
VIP Overseas	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Albert R. Gamper, Jr.	George H. Heilmeier	James H. Keyes	Marie L. Knowles
VIP International Capital Appreciation	none	none	none	none	none
VIP Overseas	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	none	over $100,000
DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP International Capital Appreciation	none	none	none	none
VIP Overseas	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended December 31, 2006.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	Dennis J. Dirks	Albert R. Gamper, Jr.	Robert M. Gates[2]	George H. Heilmeier	James H. Keyes[3]	Marie L. Knowles
VIP International Capital Appreciation 	$ 11	$ 11	$ 13	$ 11	$ 9	$ 12
VIP OverseasC	$ 905	$ 901	$ 1,087	$ 881	$ 736	$ 969
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 363,500	$ 362,000	$ 435,788	$ 354,000	$ 295,500	$ 389,000
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	William O. McCoy[4]	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP International Capital Appreciation 	$ 11	$ 11	$ 11	$ 11	$ 11
VIP OverseasC	$ 919	$ 888	$ 901	$ 893	$ 895
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 369,333	$ 403,500B	$ 362,000	$ 358,500	$ 359,500

1 Edward C. Johnson 3d, Peter S. Lynch, and Robert L. Reynolds are interested persons and are compensated by FMR.

2 Dr. Gates served on the Board of Trustees through December 2006.

3 During the period from March 1, 2006 through December 31, 2006, Mr. Keyes served as a Member of the Advisory Board. Effective January 1, 2007, Mr. Keyes serves as a Member of the Board of Trustees.

4 Mr. McCoy served on the Board of Trustees through January 1, 2007.

A Reflects compensation received for the calendar year ended December 31, 2006 for 350 funds of 58 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2006, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $148,500; Albert R. Gamper, $146,670; Robert M. Gates, $189,144; George H. Heilmeier, $148,500; Marie L. Knowles, $163,500; Ned C. Lautenbach, $152,667; William O. McCoy, $148,500; Cornelia M. Small, $148,500; William S. Stavropoulos, $148,500; and Kenneth L. Wolfe, $148,500. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $39,213; and William O. McCoy, $85,287.

B Compensation figures include cash and may include amounts deferred at Mr. McCoy's election under a deferred compensation plan adopted by the other open-end registered investment companies in the fund complex (Other Open-End Funds). Pursuant to the deferred compensation plan, Mr. McCoy, as an Independent Trustee, may elect to defer receipt of all or a portion of his annual fees. Amounts deferred under the deferred compensation plan are credited to an account established for Mr. McCoy on the books of the Other Open-End Funds. Interest is accrued on amounts deferred under the deferred compensation plan. For the calendar year ended December 31, 2006, Mr. McCoy voluntarily elected to defer $47,000.

C Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $588; Albert R. Gamper, Jr., $659; Robert M. Gates, $749; George H. Heilmeier, $588; Marie L. Knowles, $647; Ned C. Lautenbach, $604; William O. McCoy, $588; Cornelia M. Small, $588;William S. Stavropoulos, $588; and Kenneth L. Wolfe, $588. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $155; and William O. McCoy, $151.

As of February 28, 2007, approximately 98.42% of VIP International Capital Appreciation Portfolio's, and 14.66% of VIP Overseas Portfolio's total outstanding shares was held by FMR affiliates. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page <Click Here>, Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of each fund's shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of February 28, 2007, the following owned of record and/or beneficially 5% or more (up to and including 25%) of each fund's outstanding shares:

VIP: International Capital Appreciation: Initial Class: Aegon USA, Cedar Rapids, IA (63.70%); Fidelity Investments, Boston, MA (35.48%).

VIP: International Capital Appreciation: Initial Class R: Fidelity Investments Life Insurance Company, Boston, MA (87.29%): Empire Fidelity Investments Life Insurance Company, New York, NY (10.71%).

VIP: International Capital Appreciation: Investor Class R: Fidelity Investments Life Insurance Company, Boston, MA (91.07%); Empire Fidelity Investments Life Insurance Company, New York, NY (8.49%).

VIP: International Capital Appreciation: Service Class: Fidelity Investments, Boston, MA (100.00%).

VIP: International Capital Appreciation: Service Class 2: Fidelity Investments, Boston, MA (86.62%); Great West, Englewood, CO (13.38%).

VIP: International Capital Appreciation: Service Class 2 R: Fidelity Investments, Boston, MA (100.00%).

VIP: International Capital Appreciation: Service Class R: Fidelity Investments, Boston, MA (100.00%).

VIP: Overseas: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (13.35%); Nationwide Financial, Columbus, OH (13.25%); MetLife, Boston, MA (11.10%); America United Life Insurance Company, Indianapolis, IN (8.88%); ING, Hartford, CT (8.11%); Genworth Financial, Richmond, VA (5.90%).

VIP: Overseas: Initial Class R: Fidelity Investments Life Insurance Company, Boston, MA (51.08%); Nationwide Financial, Columbus, OH (30.50%); Nationwide Financial, Newark, DE (13.72%).

VIP: Overseas: Investor Class R: Fidelity Investments Life Insurance Company, Boston, MA (75.38%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.68%).

VIP: Overseas: Service Class: Ameriprise Financial Corporation, Minneapolis, MN (47.16%); Nationwide Financial, Columbus, OH (38.53%); Ameritas, Lincoln, NE (6.40%).

VIP: Overseas: Service Class 2: Ameriprise Financial Corporation, Minneapolis, MN (46.82%); Lincoln National, Fort Wayne, IN (20.11%); MetLife, Hartford, CT (6.04%); Allstate Life Insurance Company, Lincoln, NE (5.86%); Principal Financial Group, Des Moines, IA (5.17%).

VIP: Overseas: Service Class 2 R: Nationwide Financial, Columbus, OH (99.99%).

VIP: Overseas: Service Class R: Nationwide Financial, Columbus, OH (98.65%).

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., and FMR Co., Inc. (FMRC). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity International Investment Advisors (FIIA), Fidelity Investments Japan Limited (FIJ), and Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. At present, the primary business activities of FIL and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

FMR, FMRC, FMR U.K., FRAC, FIJ, FIIA, FIIA(U.K.)L (the Investment Advisers), FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent and pricing and bookkeeping agent, and the costs associated with securities lending, as applicable, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. Each fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fees. For the services of FMR under the management contract, each fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-		6.4900	50.3823
6	-		9.4600	100.3512
9	-		12.4300	150.3371
12	-		15.4000	200.3284
15	-		18.3850	250.3219
18	-		21.3700	300.3163
21	-		24.3600	350.3113
24	-		30.3500	400.3067
30	-		36.3450	450.3024
36	-		42.3400	500.2982
42	-		48.3350	550.2942
48	-		66.3250	600.2904
66	-		84.3200	650.2870
84	-		102.3150	700.2838
102	-		138.3100	750.2809
138	-		174.3050	800.2782
174	-		210.3000	850.2756
210	-		246.2950	900.2732
246	-		282.2900	950.2710
282	-		318.2850	1,000.2689
318	-		354.2800	1,050.2669
354	-		390.2750	1,100.2649
390	-		426.2700	1,150.2631
426	-		462.2650	1,200.2614
462	-		498.2600	1,250.2597
498	-		534.2550	1,300.2581
534	-		587.2500	1,350.2566
587	-		646.2463	1,400.2551
646	-		711.2426
711	-		782.2389
782	-		860.2352
860	-		946.2315
946	-		1,041.2278
1,041	-		1,145.2241
1,145	-		1,260.2204
Over			1,260.2167

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,177 billion of group net assets - the approximate level for December 2006 - was 0.2621%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,177 billion.

Each fund's individual fund fee rate is 0.45%, respectively. Based on the average group net assets of the funds advised by FMR for December 2006, each fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
VIP International Capital Appreciation	0.2621%	+	0.45%	=	0.7121%
VIP Overseas	0.2621%	+	0.45%	=	0.7121%

One-twelfth of the management fee rate, as applicable, is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund	Fiscal Years Ended December 31	Management Fees Paid to FMR
VIP International Capital Appreciation	2006	$ 269,846
	2005	$ 44,674
	2004A	$ 389
VIP Overseas	2006	$ 21,497,437
	2005	$ 17,341,800
	2004	$ 15,178,054

A From December 22, 2004.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns, and repayment of the reimbursement by a class will lower its returns.

Sub-Adviser - FMRC. On behalf of each fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund.

Under the terms of the sub-advisory agreements for each fund, FMR pays FMRC fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FMRC are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Fees paid to FMRC by FMR on behalf of each fund for the past three fiscal years are shown in the following table.

Fund	Fiscal Year Ended December 31	Fees Paid to FMRC
VIP International Capital Appreciation	2006	$ 134,573
	2005	$ 16,787
	2004A	$ 195
VIP Overseas	2006	$ 10,726,077
	2005	$ 8,551,817
	2004	$ 7,579,003

A From December 22, 2004.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into a master international research agreement with FIIA. On behalf of each fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States.

Under the terms of the master international research agreement, FMR pays FIIA an amount based on a fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the terms of the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.



For providing investment advice and research services pursuant to the research agreements, fees paid to FIIA on behalf of VIP International Capital Appreciation and VIP Overseas for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FIIA
VIP International Capital Appreciation
2006	$ 7,586
2005	$ 1,982
2004A	$ --
VIP Overseas
2006	$ 726,434
2005	$ 832,478
2004	$ 977,130

A From December 22, 2004.

Sub-Adviser - FRAC. On behalf of each fund, FMR, FMRC, and FRAC have entered into a research agreement. Pursuant to the research agreement, FRAC provides investment advice and research services on domestic issuers. The Board of Trustees approved the new research agreement with FRAC on January 19, 2006.

Under the terms of the research agreement, FMR and FMRC agree, in the aggregate, to pay FRAC a monthly fee equal to 110% of FRAC's costs incurred in providing investment advice and research services for each fund.

Fees paid to FRAC on behalf of each fund for the past fiscal year are shown in the following table.

Fund	Fiscal Year Ended December 31	Fees Paid to FRAC
VIP International Capital Appreciation	2006	$ 8,926
VIP Overseas	2006	$ 647,118

A From December 22, 2004.

Sub-Advisers - FMR U.K., FRAC, FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. FRAC, and FIIA. On behalf of each fund, FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L and FIJ. On behalf of each fund, FRAC has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services).

Under the terms of the sub-advisory agreements, for providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

  FMR pays FMR U.K. fees equal to 110% of FMR U.K.'s costs incurred in connection with providing investment advice and research services.
  FMR pays FIIA a fee equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.
  FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing investment advice and research services.
  FIIA pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advice and research services.
  FRAC pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FRAC.

Under the terms of the sub-advisory agreements, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

  FMR pays FMR U.K. a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FMR pays FIIA a fee equal to 57% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FIIA pays FIIA(U.K.)L a fee equal to a percentage of the fund's monthly average net assets managed by FIIA(U.K.)L on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIIA(U.K.)L on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIIA(U.K.)L on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIIA(U.K.)L (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the following graduated fee rate schedule.
Average Group Assets			Annualized Fee Rate
from $0	-	$500 million	0.30%
$500 million	-	$1 billion	0.25%
over	-	$1 billion	0.20%

FIIA(U.K.)L's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

  FIIA pays FIJ a fee equal to a percentage of the fund's monthly average net assets managed by FIJ on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIJ on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIJ on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIJ (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the following graduated fee rate schedule.
Average Group Assets			Annualized Fee Rate
from $0	-	$200 million	0.30%
$200 million	-	$500 million	0.25%
over		$500 million	0.20%

FIJ's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

  FRAC pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advisory and order execution services for a fund to FRAC.

For the past three fiscal years, no fees were paid to FRAC and FIJ on behalf of the funds for providing non-discretionary investment advice and research services pursuant to the sub-advisory agreements.

For the past three fiscal years, no fees were paid to FMR U.K. on behalf of the funds for providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements.

For providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements, fees paid to FRAC, and FIJ for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FRAC	Fees Paid by FRAC to FIJ
VIP International Capital Appreciation
2006	$ 325	$ 8,937
2005	$ 67	$ 9,126
2004A	$ --	$ 486
VIP Overseas
2006	$ 22,166	$ 20,358
2005	$ 10,064	$ 14,067
2004	$ 9,266	$ 11,070

A From December 22, 2004.



For the past three fiscal years, no fees were paid to FMR U.K., FIIA, and FIIA (U.K.)L on behalf of the funds for providing non-discretionary or discretionary services pursuant to the sub-advisory agreements.

Graeme Rockett is the portfolio manager of VIP Overseas and receives compensation for his services. Darren Maupin is the portfolio manager of VIP International Capital Appreciation and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR international equity funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over each portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a Morningstar peer group. A smaller, subjective component of each portfolio manager's bonus is based on each portfolio manager's overall contribution to management of FMR. The portion of Mr. Rockett's bonus that is linked to the investment performance of VIP Overseas is based on the pre-tax investment performance of the fund measured against the MSCI EAFE Index (net MA tax) and the pre-tax investment performance of the fund (based on the performance of the fund's Initial Class) within the Morningstar Foreign Large Cap Blend Category. The portion of Mr. Maupin's bonus that is linked to the investment performance of VIP International Capital Appreciation is based on the fund's pre-tax investment performance measured against the MSCI All Country World ex US Index (net MA tax) and the pre-tax investment performance of the fund (based on the performance of the fund's Initial Class) within the Morningstar Foreign Large Cap Value, Foreign Large Cap Blend, and Foreign Large Cap Growth Categories. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Rockett as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,470	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,214	none	none

* Includes VIP Overseas ($3,256 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Overseas beneficially owned by Mr. Rockett was none.

The following table provides information relating to other accounts managed by Mr. Maupin as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	7	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 2,455	$ 760	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,831	none	none

* Includes VIP International Capital Appreciation ($45 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP International Capital Appreciation beneficially owned by Mr. Maupin was none.

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

 A. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

 B. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

 C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

 D. Non-routine proposals will generally be voted in accordance with the guidelines.

 E. Non-routine proposals not covered by the guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR's Investment and Advisor Compliance Department. A significant pattern of such proposals or other special circumstances will be referred to the Fund Board Proxy Voting Committee or its designee.

 F. FMR will vote on shareholder proposals not specifically addressed by the guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

 G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of these guidelines, but FMR may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

 H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

 I. Where a management-sponsored proposal is inconsistent with the guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

 A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; Poison Pills; and any other provision that eliminates or limits shareholder rights.

 B. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

 C. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

 D. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

 E. Sunset provision - a condition in a charter or plan that specifies an expiration date.

 F. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

 G. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

 H. Large Capitalization Company - a company included in the Russell 1000 stock index.

 I. Small Capitalization Company - a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

 I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

III. Directors

A. Incumbent Directors

FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

 1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

 With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

 a. The Poison Pill includes a Sunset Provision of less than 5 years;

 b. The Poison Pill includes a Permitted Bid Feature;

 c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

 d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

 FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

 2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options.

 4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether it has been proven that the company engaged in options backdating.

 5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to these guidelines and the company has failed to act on that commitment.

 6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

 B. Indemnification

 FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C. Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D. Majority Director Elections

 FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards).

FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

 1. (a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large Capitalization Company, 15% for a Small Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the plan or the amendments is acceptable.

 2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

 3. The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

 4. Awards to non-employee directors are subject to management discretion.

5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

 FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

1. The shares are granted by a compensation committee composed entirely of independent directors; and

2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

B. Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

4. The company's relative performance compared to other companies within the relevant industry or industries;

5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

C. Employee Stock Purchase Plans

FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

D. Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

E. Executive Compensation

FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

 F. Bonus Plans and Tax Deductibility Proposals

 FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

 FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

 A. The Poison Pill includes the following features:

 1. A sunset provision of no greater than 5 years;

 2. Linked to a business strategy that is expected to result in greater value for the shareholders;

 3. Requires shareholder approval to be reinstated upon expiration or if amended;

 4. Contains a Permitted Bid Feature; and

 5. Allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

 C. It is a fair price amendment that considers a two-year price history or less.

 FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

FMR will generally vote against a provision to increase a Company's common stock if such increase will result in a total number of authorized shares greater than 3 times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to 5 times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B. New Classes of Shares

FMR will generally vote against the introduction of new classes of stock with differential voting rights.

C. Cumulative Voting Rights

 FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

D. Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E. Incorporation or Reincorporation in Another State or Country

FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Auditors

A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.

B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor for audit or non-audit services for the company.

VIII. Shares of Investment Companies

 A. When a Fidelity Fund invests in an underlying Fidelity fund, FMR will vote in the same proportion as all other shareholders of such underlying fund or class ("echo voting").

 B. Certain Fidelity Funds may invest in shares of Fidelity Central Funds. Central Fund shares, which are held exclusively by Fidelity funds or accounts managed by an FMR affiliate, will be voted in favor of proposals recommended by the Central Funds' Board of Trustees.

IX. Other

A. Voting Process

 FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans on behalf of Investor Class R of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Investor Class R and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under the Investor Class R Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Investor Class R Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Investor Class R shares and/or support services that benefit variable product owners. In addition, the Investor Class R Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, such as insurance companies, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Investor Class R shares of VIP International Capital Appreciation and VIP Overseas.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and variable product owners. In particular, the Trustees noted that each Plan does not authorize payments by the applicable class of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of Investor Class R shares, additional sales of Investor Class R shares or stabilization of cash flows may result. Furthermore, certain support services that benefit variable product owners may be provided more effectively under the Plans by insurance companies and their affiliates with whom variable product owners have other relationships.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC may compensate intermediaries that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

FDC or an affiliate may compensate intermediaries (primarily insurance companies or their affiliated broker-dealers or other service-providers) that distribute and/or service the funds. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sale of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.10% of the total assets of all VIP Funds on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermedaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

These additional payments and expenses, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The funds' transfer agent or an affiliate may also make payments and reimbursements from their own resources to certain intermediaries for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

TRANSFER AND SERVICE AGENT AGREEMENTS

Investor Class R of each fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for Investor Class R of each fund.

For providing transfer agency services, FIIOC receives an asset-based fee paid monthly with respect to each account in a fund.

The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FIIOC receives a separate asset-based monthly fee from each fund to cover the expense of typesetting and printing prospectuses, statements of additional information, and other reports to existing shareholders, with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries for transfer agency and related recordkeeping services with respect to insurance contract owners' accounts. Because intermediaries may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.


Each fund has also entered into a service agent agreement with FSC, an affiliate of FMR (or an agent, including an affiliate). Each fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for Investor Class R of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the funds are 0.0518% of the first $500 million of average net assets, 0.0415% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.


Pricing and bookkeeping fees paid by the funds to FSC for the past three fiscal years are shown in the following table.

Fund	2006	2005	2004
VIP International Capital Appreciation	$ 20,752	$ 2,559	$ 875A
VIP Overseas	$ 1,378,252	$ 1,115,445	$ 975,726

A From December 22, 2004.

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

Payments made by the funds to FSC for securities lending for the past three fiscal years are shown in the following table.

Fund	2006	2005	2004
VIP International Capital Appreciation	$ 96	$ 0	$ 0A
VIP Overseas	$ 21,762	$ 21,764	$ 16,475

A From December 22, 2004.

DESCRIPTION OF THE TRUSTS

Trust Organization. Overseas Portfolio is a fund of Variable Insurance Products Fund, an open-end management investment company created under an initial declaration of trust dated November 13, 1981. International Capital Appreciation Portfolio is a fund of Variable Insurance Products Fund IV, an open-ended management investment company created under an initial declaration of trust dated June 1, 1983. Currently, there are six funds offered in Variable Insurance Products Fund: Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, Overseas Portfolio, and Value Portfolio. Currently, there are 36 funds offered in Variable Insurance Products Fund IV: Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Freedom Income Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager50% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Growth Stock Portfolio, Health Care Portfolio, Industrials Portfolio, International Capital Appreciation Portfolio, Investor Freedom Income Portfolio, Investor Freedom Income 2005 Portfolio, Investor Freedom Income 2010 Portfolio, Investor Freedom Income 2015 Portfolio, Investor Freedom Income 2020 Portfolio, Investor Freedom Income 2025 Portfolio, Investor Freedom Income 2030 Portfolio, Materials Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications Portfolio, Utilities Portfolio, and Value Leaders Portfolio. The Trustees are permitted to create additional funds in the trusts and to create additional classes of the funds.

The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in a trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the respective trusts shall be allocated between or among any one or more of its funds or classes.

Shareholder Liability. Each trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

Each Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. Each Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. Each Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. Each Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

Each trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of each trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of VIP International Capital Appreciation. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of VIP Overseas. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP International Capital Appreciation in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP International Capital Appreciation and VIP Overseas in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of VIP International Capital Appreciation's custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for each fund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended December 31, 2006, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3 (c)(7) of the 1940 Act.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

1. Each fund will provide a full list of holdings as of the end of the fund's fiscal quarter on www.advisor.fidelity.com 60 days after its fiscal quarter-end.

2. Each fund will provide its top ten holdings (excluding cash and futures) as of the end of the calendar quarter on www.fidelity.com. This information may also be provided to insurance companies via an electronic reporting tool at that time.

This information will be available on the web site until updated for the next applicable period.

Each fund may also from time to time provide specific fund level performance attribution information and statistics to the Board or third parties, such as variable product owners or prospective variable product owners, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full holdings daily, on the next business day); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly, four or more calendar days after the end of the week); Moody's Investors Service (full holdings weekly, four or more calendar days after the end of the week); and Anacomp Inc. (full or partial holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Initial Class

Consumer Discretionary Portfolio
(formerly Consumer Industries Portfolio)

Energy Portfolio
(formerly Natural Resources Portfolio)

Financial Services Portfolio

Health Care Portfolio

Industrials Portfolio
(formerly Cyclical Industries Portfolio)

Technology Portfolio

Utilities Portfolio (formerly
Telecommunications & Utilities Growth Portfolio)

Prospectus

April 30, 2007

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Consumer Discretionary Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Energy Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Energy Industry Concentration. The energy industry can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Financial Services Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financials Industry Concentration. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Health Care Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Industrials Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industrials Industry Concentration. Industrials industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

Prospectus

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Technology Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Utilities Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in each fund. The information illustrates the changes in each fund's performance from year to year, and compares the performance of Initial Class of each fund to the performance of a market index and an additional index over various periods of time. Returns for Initial Class of each fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Initial Class of each fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance. Prior to October 1, 2006, VIP Consumer Discretionary was named VIP Consumer Industries, VIP Energy was named VIP Natural Resources, VIP Industrials was named VIP Cyclical Industries, VIP Utilities was named VIP Telecommunications & Utilities Growth, each of these funds operated under certain different investment policies and compared its performance to a different additional index. The historical performance for each of these funds may not represent its current investment policies.

Prospectus

Fund Summary - continued

Year-by-Year Returns

VIP Consumer Discretionary - Initial Class
Calendar Years	2002	2003	2004	2005	2006
	-16.27%	25.09%	9.34%	2.97%	12.63%



During the periods shown in the chart for Initial Class of VIP Consumer Discretionary:	Returns	Quarter ended
Highest Quarter Return	 14.20%	June 30, 2003
Lowest Quarter Return	 -15.66%	September 30, 2002
Year-to-Date Return	 3.89%	March 31, 2007
VIP Energy - Initial Class
Calendar Years	2002	2003	2004	2005	2006
	-11.58%	30.61%	23.96%	46.31%	16.91%



During the periods shown in the chart for Initial Class of VIP Energy:	Returns	Quarter ended
Highest Quarter Return	 24.28%	September 30, 2005
Lowest Quarter Return	 -17.49%	September 30, 2002
Year-to-Date Return	 6.59%	March 31, 2007
VIP Financial Services - Initial Class
Calendar Years	2002	2003	2004	2005	2006
	-11.41%	30.59%	11.73%	7.71%	16.29%



During the periods shown in the chart for Initial Class of VIP Financial Services:	Returns	Quarter ended
Highest Quarter Return	 17.27%	June 30, 2003
Lowest Quarter Return	 -15.21%	September 30, 2002
Year-to-Date Return	 -1.36%	March 31, 2007
VIP Health Care - Initial Class
Calendar Years	2002	2003	2004	2005	2006
	-17.08%	16.17%	8.97%	17.05%	6.34%



During the periods shown in the chart for Initial Class of VIP Health Care:	Returns	Quarter ended
Highest Quarter Return	 11.41%	June 30, 2003
Lowest Quarter Return	 -12.49%	June 30, 2002
Year-to-Date Return	 1.37%	March 31, 2007
VIP Industrials - Initial Class
Calendar Years	2002	2003	2004	2005	2006
	-19.60%	38.37%	24.10%	12.88%	15.71%



During the periods shown in the chart for Initial Class of VIP Industrials:	Returns	Quarter ended
Highest Quarter Return	 20.87%	December 31, 2003
Lowest Quarter Return	 -18.82%	September 30, 2002
Year-to-Date Return	 1.29%	March 31, 2007
VIP Technology - Initial Class
Calendar Years	2002	2003	2004	2005	2006
	-37.79%	59.22%	0.43%	10.88%	8.19%



During the periods shown in the chart for Initial Class of VIP Technology:	Returns	Quarter ended
Highest Quarter Return	 26.01%	June 30, 2003
Lowest Quarter Return	 -25.65%	September 30, 2002
Year-to-Date Return	 1.75%	March 31, 2007
VIP Utilities - Initial Class
Calendar Years	2002	2003	2004	2005	2006
	-29.91%	26.17%	24.61%	9.54%	31.79%



During the periods shown in the chart for Initial Class of VIP Utilities:	Returns	Quarter ended
Highest Quarter Return	 23.40%	June 30, 2003
Lowest Quarter Return	 -18.95%	June 30, 2002
Year-to-Date Return	 10.77%	March 31, 2007

Average Annual Returns

For the periods ended December 31, 2006	Past 1 year	Past 5 years	Life of class
VIP Consumer Discretionary
Initial Class	 12.63%	 5.84%	 4.79%A
S&P 500® Index	 15.79%	 6.19%	 4.80%A
MSCI® US Investable Market Consumer Discretionary Index	 16.79%	 6.62%	 5.08%A
VIP Energy
Initial Class	 16.91%	 19.62%	 17.16%B
S&P 500 Index	 15.79%	 6.19%	 4.69%B
MSCI US Investable Market Energy Index	 21.03%	 19.78%	 17.86%B
VIP Financial Services
Initial Class	 16.29%	 10.12%	 8.54%A
S&P 500 Index	 15.79%	 6.19%	 4.80%A
MSCI US Investable Market Financials Index	 19.50%	 11.20%	 9.44%A
VIP Health Care
Initial Class	 6.34%	 5.49%	 5.42%A
S&P 500 Index	 15.79%	 6.19%	 4.80%A
MSCI US Investable Market Health Care Index	 6.85%	 2.72%	 2.68%A
VIP Industrials
Initial Class	 15.71%	 12.52%	 11.53%A
S&P 500 Index	 15.79%	 6.19%	 4.80%A
MSCI US Investable Market Industrials Index	 14.73%	 7.97%	 6.41%A
VIP Technology
Initial Class	 8.19%	 3.60%	 2.17%B
S&P 500 Index	 15.79%	 6.19%	 4.69%B
MSCI US Investable Market Information Technology Index	 9.21%	 1.12%	 -0.08%B
VIP Utilities
Initial Class	 31.79%	 9.73%	 5.94%B
S&P 500 Index	 15.79%	 6.19%	 4.69%B
MSCI US Investable Market Utilities Index	 21.71%	 9.99%	 5.50%B

A From July 18, 2001.

B From July 19, 2001.

Standard & Poor's 500SM  Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Morgan Stanley Capital InternationalSM  (MSCI®) U.S. Investable Market Consumer Discretionary Index is a U.S. market capitalization-weighted index of stocks designed to measure the performance of Consumer Discretionary companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Energy Index is a market capitalization-weighted index of stocks designed to measure the performance of Energy companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Financials Index is a market capitalization-weighted index of stocks designed to measure the performance of Financials companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Health Care Index is a market capitalization-weighted index of stocks designed to measure the performance of Health Care companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Industrials Index is a market capitalization-weighted index of stocks designed to measure the performance of Industrials companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Information Technology Index is a market capitalization-weighted index of stocks designed to measure the performance of Information Technology companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Utilities Index is a market capitalization-weighted index of stocks designed to measure the performance of Utilities companies in the MSCI U.S. Investable Market 2500 Index.

The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indexes.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of a fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product.

Fees (paid by the variable product owner directly)

Initial Class
Sales charge (load) on purchases and reinvested distributions	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable
Redemption fee on interests in separate accounts held for less than 60 days (as a % of amount redeemed)	1.00%

Annual operating expenses (paid from class assets)

Initial Class
VIP Consumer Discretionary	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.63%
	Total annual class operating expensesA	1.20%
VIP Energy	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.14%
	Total annual class operating expensesA	0.71%
VIP Financial Services	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.29%
	Total annual class operating expensesA	0.86%
VIP Health Care	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.20%
	Total annual class operating expensesA	0.77%
VIP Industrials	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.23%
	Total annual class operating expensesA	0.79%
VIP Technology	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.23%
	Total annual class operating expensesA	0.80%
VIP Utilities	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.24%
	Total annual class operating expensesA	0.81%

A FMR has voluntarily agreed to reimburse Initial Class of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

	Initial Class	Effective Date
VIP Consumer Discretionary	1.00%	2/1/07
VIP Energy	1.00%	2/1/07
VIP Financial Services	1.00%	2/1/07
VIP Health Care	1.00%	2/1/07
VIP Industrials	1.00%	2/1/07
VIP Technology	1.00%	2/1/07
VIP Utilities	1.00%	2/1/07

These arrangements may be discontinued by FMR at any time.

Prospectus

This example helps compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Initial Class's annual return is 5% and that the fees and Initial Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of a fund were redeemed at the end of each time period indicated:

Initial Class
VIP Consumer Discretionary	1 year	$ 122
	3 years	$ 381
	5 years	$ 660
	10 years	$ 1,455
VIP Energy	1 year	$ 73
	3 years	$ 227
	5 years	$ 395
	10 years	$ 883
VIP Financial Services	1 year	$ 88
	3 years	$ 274
	5 years	$ 477
	10 years	$ 1,061
VIP Health Care	1 year	$ 79
	3 years	$ 246
	5 years	$ 428
	10 years	$ 954
VIP Industrials	1 year	$ 81
	3 years	$ 252
	5 years	$ 439
	10 years	$ 978
VIP Technology	1 year	$ 82
	3 years	$ 255
	5 years	$ 444
	10 years	$ 990
VIP Utilities	1 year	$ 83
	3 years	$ 259
	5 years	$ 450
	10 years	$ 1,002

Prospectus

Fund Basics

Investment Details

Principal Investment Strategies

VIP Consumer Discretionary Portfolio

The fund invests primarily in companies engaged in the manufacture and distribution of consumer discretionary products and services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Consumer discretionary products and services are non-essential products and services whose demand tends to increase as consumers' disposable income increases, such as automobiles, apparel, electronics, home furnishings, and travel and leisure products and services.

These companies may include, for example, publishers; catalog and internet retailers; department stores and specialty retailers including apparel, electronics, automotive, and home furnishing stores; manufacturers of auto parts and accessories, tire and rubber, autos, motorcycles, and scooters; manufacturers of consumer electronic products, including TVs and DVD players; manufacturers of household appliances and home furnishings; residential construction companies; manufacturers of leisure products; manufacturers of apparel, accessories, footwear, textiles, and luxury goods; gaming facility, hotel, cruise and travel agency owners and operators; restaurants and caterers; companies providing educational, home security, legal, and personal services; advertising and public relations companies; and TV and cable companies.

VIP Energy Portfolio

The fund invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Energy products and services are those related to the exploration, extraction, production, sale, or distribution of energy resources, including oil, gas, electricity, coal, and nuclear, geothermal, and solar power.

These companies may include, for example, integrated oil companies; drilling contractors and rig owners; drilling rig and equipment manufacturers and providers of supplies and services to companies engaged in oil and gas drilling; companies engaged in the exploration, production, refining, or marketing of oil, gas, and/or refined products; and companies involved in the production and mining of coal, related products, and other consumable fuels.

VIP Financial Services Portfolio

The fund invests primarily in companies that provide financial services to consumers and industry. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, investment banks; brokerage and asset management firms; companies providing life, health, and/or property and casualty insurance; commercial banks; financial institutions providing mortgages and mortgage-related services; providers of personal loans and other consumer finance services; credit agencies; stock exchanges; investment management firms; institutions providing custody services; reinsurance companies; and companies that manage and develop real estate including REITs.

VIP Health Care Portfolio

The fund invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies engaged in the development, manufacturing, or marketing of products based on biotechnology research; companies engaged in research, development, or production of pharmaceuticals, including veterinary drugs; manufacturers, distributors, and wholesalers of health care equipment, devices, and supplies including drug delivery systems and eye care products; and owners and operators of health care facilities, HMOs, and other managed plans.

VIP Industrials Portfolio

The fund invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Industrial products, services and equipment, such as capital goods, construction services, machinery, commercial services, and transportation, are generally considered to be sensitive to the business cycle.

These companies may include, for example, manufacturers of civil or military aerospace and defense equipment, building components, and home improvement products and equipment; civil engineering companies and large-scale contractors; companies that produce electrical components or equipment; manufacturers of industrial machinery and industrial components and products; providers of commercial printing services and electronic data processing services; companies providing business support services and office supplies, environmental and facilities maintenance; companies providing transportation services; and airport, road, rail tracks and marine port owners and providers of related services.

VIP Technology Portfolio

The fund invests primarily in companies which Fidelity Management & Research Company (FMR) believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Prospectus

Fund Basics - continued

These companies may include, for example, manufacturers of communications equipment, products, and services, personal computers and other computer hardware components and peripherals; companies developing and marketing internet software and services; providers of information technology and systems integration services; providers of commercial data processing and/or business outsourcing services; companies developing and producing database management, home entertainment, and educational and specialty software; manufacturers of electronic equipment, instruments or components, including copiers and faxes; semiconductor and related equipment manufacturers; and other information technology companies.

VIP Utilities Portfolio

The fund invests primarily in companies in the utilities industry and companies deriving a majority of their revenues from their utility operations. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies that produce electricity, including nuclear and non-nuclear facilities; companies that distribute and transmit natural and manufactured gas; water treatment and other utility companies; and other companies that operate as independent power producers, gas and power marketing and trading specialists and/or integrated energy merchants. In managing the fund FMR generally emphasizes water and power utilities and not telephone companies and telecommunications utilities.

The following applies to all funds. See the sections above for information unique to each fund.

Each fund seeks capital appreciation.

FMR does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

FMR normally invests each fund's assets primarily in common stocks.

Each fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of some funds' assets at times.

In addition to concentrating on particular industries, each fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The funds are considered non-diversified (except for except VIP Financial Services, which is a diversified fund).

In buying and selling securities for a fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend a fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Each fund has a policy of investing primarily in companies engaged in specified activities. Those policies cannot be changed without a vote of the affected fund's shareholders. Each fund also has a policy of normally investing at least 80% of assets in securities of companies principally engaged in specified activities. Those policies can be changed without a vote only upon 60 days' prior notice to shareholders of the affected fund.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these events will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates each fund's investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the assets of each fund (except VIP Financial Services) in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Prospectus

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products.

The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

The financials industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financials industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations.

The industrials industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in industrials industries can adversely affect those industries. Furthermore, a company in the industrials industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, changes in taxation, and natural resource conservation.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Initial Class's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the funds, if applicable, can buy or sell shares of the funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, a fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level, but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. A qualified fund of funds is required to adopt policies designed to control frequent trading that have been determined by the fund or its Treasurer to be reasonably effective. The advisor to the fund of funds must also demonstrate to the funds' Treasurer that the investment strategy of the fund of funds will not lead to excessive trading. However, there is the significant risk that the funds', insurance company's, and/or qualified fund of funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders. The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency.

The funds' transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of a fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the funds' transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the funds' transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. Each fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, each fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The price to buy one share of Initial Class is the class's NAV. Initial Class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Each fund has authorized certain intermediaries and qualified fund of funds to accept orders to buy shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of Initial Class is the class's NAV, minus the short-term redemption fee, if applicable.

A variable product owner (or a person who succeeds to the owner's rights after the owner's death) who chooses to redeem an interest in a separate account that invests in a fund will be subject to a 1.00% short-term redemption fee if the interest in the separate account has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last. The fees are retained by the funds, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term trading.

In certain limited circumstances discussed in the variable annuity or variable life insurance product prospectus, a variable product owner may not pay the short-term redemption fee.

Prospectus

Shareholder Information - continued

Shares will be sold at the next NAV calculated after an order is received in proper form, minus the short-term redemption fee, if applicable. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries and qualified fund of funds to accept orders to sell shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated, minus the short-term redemption fee, if applicable, after the order is received by the authorized intermediary or qualified fund of fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Each fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products, (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Initial Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2007, FMR had approximately $1.6 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs.

FMR Co., Inc. (FMRC) serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for each fund.

FMRC is an affiliate of FMR. As of March 29, 2007, FMRC had approximately $766.7 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., serves as a sub-adviser for each fund. FRAC, an affiliate of FMR, was organized in 1986 to provide investment research and advice on issuers based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice and may also provide investment advisory services for each fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund. As of October 11, 2006, FIIA had approximately $32.8 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for each fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for each fund. As of September 27, 2006, FIIA(U.K.)L had approximately $20.9 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for each fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for each fund. As of September 27, 2006, FIJ had approximately $33.7 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for each fund from time to time.


John M. Harris is manager of VIP Consumer Discretionary Portfolio, which he has managed since April 2007. Mr. Harris joined Fidelity Investments in May 2006 as a research analyst. Previously, he worked as an equity analyst and portfolio manager for Morgan Stanley from 2002 until 2005. Mr. Harris manages other Fidelity Funds.

John Dowd is manager of VIP Energy Portfolio, which he has managed since May 2006. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd was a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

Aaron Cooper is manager of VIP Health Care Portfolio, which he has managed since August 2006. Mr. Cooper joined Fidelity Investments as a research intern in 1999 and joined the equity research group full-time in 2000, after receiving a bachelor of arts degree in economics from Harvard University.

Tobias W. Welo is manager of VIP Industrials Portfolio, which he has managed since January 2007. Since joining Fidelity Investments in 2005, Mr. Welo has worked as an analyst. Prior to joining Fidelity Investments, he worked as an analyst and assistant portfolio manager for BlackRock. From 1999 until 2002, Mr. Welo was an analyst for Boston Partners.

Yun-Min Chai is manager of VIP Technology Portfolio, which he has managed since January 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

Douglas Simmons is manager of VIP Utilities Portfolio, which he has managed since October 2006. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School. Previously, Mr. Simmons was with Hicks, Muse, Tate & Furst from September 1999 until July of 2001.

Brian Younger is co-manager of VIP Financial Services Portfolio, which he has managed since February 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in June 1998, Mr. Younger has worked as a research analyst and portfolio manager.

Richard Manuel is co-manager of VIP Financial Services Portfolio, which he has managed since February 2007. Prior to joining Fidelity Investments in 2006, Mr. Manuel was a research analyst for Riversource Investments, formerly a division of American Express. From 1995 to 2002, he worked for Putnam Investments as a research analyst.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Harris, Dowd, Cooper, Welo, Chai, Simmons, Younger, and Manuel.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Prospectus

Fund Services - continued

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2006, the group fee rate was 0.26%. The individual fund fee rate for each fund is 0.30%.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended December 31, 2006, for each fund is shown in the following table.

Total Management Fee
VIP Consumer Discretionary	0.57%
VIP Energy	0.57%
VIP Financial Services	0.57%
VIP Health Care	0.57%
VIP Industrials	0.56%
VIP Technology	0.57%
VIP Utilities	0.57%

FMR pays FMRC and FMR U.K. for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's annual report for the fiscal period ended December 31, 2006.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2007, approximately 99.99% of VIP Consumer Discretionary's, 80.69% of VIP Energy's, 100.00% of VIP Financial Services', 99.98% of VIP Health Care's, 99.99% of VIP Industrials', 100.00% of VIP Technology's, and 100.00% of VIP Utilities' total outstanding shares, respectively, were held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Initial Class's shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers, may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary. These payments are described in more detail on the following pages and in the SAI.

Initial Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Initial Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Initial Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Initial Class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with each fund's financial highlights and financial statements, is included in each fund's annual report. A free copy of each annual report is available upon request.

VIP Consumer Discretionary Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.45	$ 11.12	$ 10.17	$ 8.13	$ 9.72
Income from Investment Operations
Net investment income (loss) C 	 .11 F	 (.02)	 (.04)	 (.03)	 (.03)
Net realized and unrealized gain (loss) 	 1.33	 .35	 .99	 2.07	 (1.56)
Total from investment operations 	 1.44	 .33	 .95	 2.04	 (1.59)
Distributions from net investment income 	 (.06)	 -	 -	 -	 (.01)
Redemption fees added to paid in capital C 	 .01	 - H	 - H	 - H	 .01
Net asset value, end of period 	$ 12.84	$ 11.45	$ 11.12	$ 10.17	$ 8.13
Total Return A, B 	 12.63%	 2.97%	 9.34%	 25.09%	 (16.27)%
Ratios to Average Net Assets D, G
Expenses before reductions 	 1.20%	 1.19%	 1.35%	 1.72%	 1.30%
Expenses net of fee waivers, if any 	 1.15%	 1.14%	 1.35%	 1.50%	 1.30%
Expenses net of all reductions 	 1.14%	 1.12%	 1.31%	 1.46%	 1.27%
Net investment income (loss) 	 .90% F	 (.19)%	 (.42)%	 (.34)%	 (.29)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 13,866	$ 9,616	$ 12,051	$ 10,959	$ 12,176
Portfolio turnover rate E 	 189%	 74%	 145%	 108%	 129%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects special dividends which amounted to $.09 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .13%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

Appendix - continued

VIP Energy Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 18.92	$ $ $13.62	$ $ $11.04	$ $ 8.49	$ $ 9.68
Income from Investment Operations
Net investment income (loss) C 	 .09	 .10	 .10	 .05	 .06
Net realized and unrealized gain (loss) 	 3.09	 6.20	 2.53	 2.54	 (1.20)
Total from investment operations 	 3.18	 6.30	 2.63	 2.59	 (1.14)
Distributions from net investment income 	 (.16)	 (.08)	 (.07)	 (.05)	 (.07)
Distributions from net realized gain 	 (2.91)	 (.94)	 -	 -	 -
Total distributions 	 (3.07)	 (1.02)	 (.07)	 (.05)	 (.07)
Redemption fees added to paid in capital C 	 .01	 .02	 .02	 .01	 .02
Net asset value, end of period 	$ 19.04	$ 18.92	$ 13.62	$ 11.04	$ 8.49
Total Return A, B 	 16.91%	 46.31%	 23.96%	 30.61%	 (11.58)%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .71%	 .72%	 .78%	 1.26%	 1.10%
Expenses net of fee waivers, if any 	 .71%	 .72%	 .78%	 1.26%	 1.10%
Expenses net of all reductions 	 .70%	 .66%	 .74%	 1.25%	 1.08%
Net investment income (loss) 	 .43%	 .56%	 .80%	 .56%	 .70%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 280,537	$ 334,368	$ 125,781	$ 31,624	$ 20,537
Portfolio turnover rate E 	 151%	 107%	 87%	 73%	 83%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Financial Services Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.98	$ 12.19	$ 10.91	$ 8.44	$ 9.64
Income from Investment Operations
Net investment income (loss) C 	 .18	 .16	 .12	 .10	 .10
Net realized and unrealized gain (loss) 	 1.86	 .77	 1.15	 2.47	 (1.21)
Total from investment operations 	 2.04	 .93	 1.27	 2.57	 (1.11)
Distributions from net investment income 	 (.16)	 (.14)	 -	 (.11)	 (.10)
Distributions from net realized gain 	 (.27)	 -	 -	 -	 -
Total distributions 	 (.43)	 (.14)	 -	 (.11)	 (.10)
Redemption fees added to paid in capital C 	 .01	 - G	 .01	 .01	 .01
Net asset value, end of period 	$ 14.60	$ 12.98	$ 12.19	$ 10.91	$ 8.44
Total Return A, B 	 16.29%	 7.71%	 11.73%	 30.59%	 (11.41)%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .86%	 .86%	 .85%	 .97%	 .92%
Expenses net of fee waivers, if any 	 .86%	 .86%	 .85%	 .97%	 .92%
Expenses net of all reductions 	 .85%	 .85%	 .83%	 .96%	 .89%
Net investment income (loss) 	 1.36%	 1.31%	 1.10%	 1.06%	 1.07%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 44,781	$ 32,776	$ 41,595	$ 40,900	$ 34,724
Portfolio turnover rate E 	 68%	 59%	 98%	 66%	 107%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Prospectus

Appendix - continued

VIP Health Care Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.39	$ 10.61	$ 9.77	$ 8.41	$ 10.19
Income from Investment Operations
Net investment income (loss)C 	 .04	 .01	 .03	 .03	 .04
Net realized and unrealized gain (loss) 	 .75	 1.80	 .84	 1.33	 (1.79)
Total from investment operations 	 .79	 1.81	 .87	 1.36	 (1.75)
Distributions from net investment income 	 (.01)	 (.03)	 (.04)	 -	 (.03)
Distributions from net realized gain 	 -	 -	 -	 -	 (.01)
Total distributions 	 (.01)	 (.03)	 (.04)	 -	 (.04)
Redemption fees added to paid in capitalC 	 - G	 -G	 .01	 -G	 .01
Net asset value, end of period 	$ 13.17	$ 12.39	$ 10.61	$ 9.77	$ 8.41
Total ReturnA, B 	 6.34%	 17.05%	 8.97%	 16.17%	 (17.08)%
Ratios to Average Net AssetsD, F
Expenses before reductions 	 .77%	 .75%	 .77%	 .89%	 .84%
Expenses net of fee waivers, if any 	 .77%	 .75%	 .77%	 .89%	 .84%
Expenses net of all reductions 	 .76%	 .70%	 .76%	 .85%	 .79%
Net investment income (loss) 	 .33%	 .06%	 .26%	 .32%	 .39%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 69,418	$ 118,928	$ 65,718	$ 52,603	$ 47,471
Portfolio turnover rateE 	 106%	 122%	 56%	 124%	 166%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Prospectus

VIP Industrials Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.20	$ 13.81	$ 11.16	$ 8.08	$ 10.06
Income from Investment Operations
Net investment income (loss) C 	 .14	 .08	 .08 G	 .03	 (.01)
Net realized and unrealized gain (loss) 	 2.02	 1.70	 2.59	 3.06	 (1.98)
Total from investment operations 	 2.16	 1.78	 2.67	 3.09	 (1.99)
Distributions from net investment income 	 (.15)	 (.10)	 (.04)	 (.02)	 (.01)
Distributions from net realized gain 	 (2.33)	 (1.30)	 -	 -	 -
Total distributions 	 (2.47) H	 (1.40)	 (.04)	 (.02)	 (.01)
Redemption fees added to paid in capital C 	 .01	 .01	 .02	 .01	 .02
Net asset value, end of period 	$ 13.90	$ 14.20	$ 13.81	$ 11.16	$ 8.08
Total Return A, B 	 15.71%	 12.88%	 24.10%	 38.37%	 (19.60)%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .79%	 .81%	 .95%	 1.85%	 1.44%
Expenses net of fee waivers, if any 	 .79%	 .81%	 .95%	 1.50%	 1.44%
Expenses net of all reductions 	 .78%	 .76%	 .90%	 1.47%	 1.42%
Net investment income (loss) 	 .95%	 .53%	 .63% G	 .35%	 (.06)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 51,332	$ 50,332	$ 62,299	$ 19,618	$ 8,284
Portfolio turnover rate E 	 137%	 160%	 121%	 117%	 143%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.00 per share and .04%, respectively. The change in estimate has no impact on total net assets or total return of the class.

H Total distribution of $2.47 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $2.325 per share.

Prospectus

Appendix - continued

VIP Technology Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.35	$ 9.37	$ 9.33	$ 5.86	$ 9.42
Income from Investment Operations
Net investment income (loss) C 	 (.04)	 (.02)	 .02 F	 (.03)	 (.04)
Net realized and unrealized gain (loss) 	 .88	 1.04	 .01	 3.49	 (3.54)
Total from investment operations 	 .84	 1.02	 .03	 3.46	 (3.58)
Distributions from net investment income 	 -	 (.04)	 -	 -	 -
Distributions from net realized gain 	 (.83)	 -	 -	 -	 -
Redemption fees added to paid in capital C 	 .01	 - H	 .01	 .01	 .02
Net asset value, end of period 	$ 10.37	$ 10.35	$ 9.37	$ 9.33	$ 5.86
Total Return A, B 	 8.19%	 10.88%	 .43%	 59.22%	 (37.79)%
Ratios to Average Net Assets D, G
Expenses before reductions 	 .80%	 .79%	 .75%	 .83%	 .99%
Expenses net of fee waivers, if any 	 .80%	 .79%	 .75%	 .83%	 .99%
Expenses net of all reductions 	 .77%	 .62%	 .68%	 .75%	 .86%
Net investment income (loss) 	 (.43)%	 (.24)%	 .24%	 (.34)%	 (.52)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 64,689	$ 78,892	$ 116,831	$ 167,274	$ 32,955
Portfolio turnover rate E 	 269%	 249%	 118%	 129%	 217%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

VIP Utilities Portfolio - Initial Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 9.53	$ 9.14	$ 7.42	$ 5.95	$ 8.60
Income from Investment Operations
Net investment income (loss) C 	 .24	 .17	 .17 F	 .08	 .09
Net realized and unrealized gain (loss) 	 2.76	 .71	 1.65	 1.45	 (2.67)
Total from investment operations 	 3.00	 .88	 1.82	 1.53	 (2.58)
Distributions from net investment income 	 (.14)	 (.19)	 (.11)	 (.08)	 (.08)
Distributions from net realized gain 	 (1.10)	 (.30)	 -	 -	 -
Total distributions 	 (1.24) J	 (.49) I	 (.11)	 (.08)	 (.08)
Redemption fees added to paid in capital C 	 - H	 - H	 .01	 .02	 .01
Net asset value, end of period 	$ 11.29	$ 9.53	$ 9.14	$ 7.42	$ 5.95
Total Return A, B 	 31.79%	 9.54%	 24.61%	 26.17%	 (29.91) %
Ratios to Average Net Assets D, G
Expenses before reductions 	 .81%	 .83%	 1.04%	 1.71%	 1.82%
Expenses net of fee waivers, if any 	 .81%	 .83%	 1.04%	 1.50%	 1.50%
Expenses net of all reductions 	 .80%	 .80%	 1.00%	 1.46%	 1.39%
Net investment income (loss) 	 2.20%	 1.81%	 2.03%	 1.19%	 1.30%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 77,153	$ 36,444	$ 38,182	$ 11,700	$ 8,270
Portfolio turnover rate E 	 139%	 100%	 84%	 123%	 154%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.49 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.295 per share.

J Total distributions of $1.24 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.105 per share.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAIs, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03759

Fidelity and Fidelity Investments & (Pyramid) Design are regis0tered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.751522.106 VIPFCI-pro-0407

Fidelity® Variable Insurance Products

Consumer Discretionary Portfolio (formerly Consumer Industries Portfolio),
Energy Portfolio (formerly Natural Resources Portfolio),
Financial Services Portfolio, Health Care Portfolio,
Industrials Portfolio (formerly Cyclical Industries Portfolio),
Technology Portfolio, and
Utilities Portfolio (formerly Telecommunications & Utilities Growth Portfolio)

Funds of Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

Initial Class

April 30, 2007

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated April 30, 2007, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying and Selling Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

VIPFC-ptb-0407
1.751525.106

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For VIP Financial Services:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For purposes of the fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For VIP Financial Services, VIP Health Care, and VIP Technology:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund.

For purposes of each of VIP Financial Services's, VIP Health Care's, and VIP Technology's concentration limitation discussed above, with respect to any investment in Fidelity® Money Market Central Fund and/or any non-money market central fund, Fidelity Management & Research Company (FMR) looks through to the holdings of the central fund.

For purposes of each of VIP Health Care's and VIP Technology's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the designated business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

For purposes of VIP Financial Services's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the designated business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities. An issuer that derives more than 15% of revenues or profits from brokerage or investment management activities is considered to be principally engaged in the business activities identified for the fund.

For VIP Consumer Discretionary:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the consumer discretionary industries.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

For purposes of the fund's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the designated business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

For VIP Energy:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the energy industries.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

For purposes of the fund's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the designated business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

For VIP Industrials:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the industrials industries.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

For purposes of the fund's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the designated business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

For VIP Utilities:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in utilities industries.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

For purposes of the fund's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the designated business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund (other than VIP Energy):

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

For VIP Energy:

The fund may not purchase or sell physical commodities other than precious metals, provided that the fund may sell physical commodities acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

For purposes of the fund's commodities limitation discussed above, FMR currently intends to treat investments in securities whose redemption value is indexed to the price of precious metals as investments in precious metals.

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

In addition, as a matter of fundamental policy:

VIP Consumer Discretionary Portfolio invests primarily in companies engaged in the manufacture and distribution of consumer discretionary products and services.

VIP Energy Portfolio invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

VIP Financial Services Portfolio invests primarily in companies that provide financial services to consumers and industry.

VIP Health Care Portfolio invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

VIP Industrials Portfolio invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.

VIP Technology Portfolio invests primarily in companies which FMR believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

VIP Utilities Portfolio invests primarily in companies in the utilities industry and companies deriving a majority of their revenues from their utility operations.

Each of VIP Consumer Discretionary Portfolio, VIP Energy Portfolio, VIP Financial Services Portfolio, VIP Health Care Portfolio, VIP Industrials Portfolio, VIP Technology Portfolio, and VIP Utilities Portfolio seeks capital appreciation.

Each of VIP Consumer Discretionary Portfolio, VIP Energy Portfolio, VIP Financial Services Portfolio, VIP Health Care Portfolio, VIP Industrials Portfolio, VIP Technology Portfolio, and VIP Utilities Portfolio seeks to achieve its investment objective by investing primarily in equity securities, including common stocks and securities convertible into common stocks. For each of VIP Consumer Discretionary Portfolio, VIP Energy Portfolio, VIP Financial Services Portfolio, VIP Health Care Portfolio, VIP Industrials Portfolio, VIP Technology Portfolio, and VIP Utilities Portfolio, FMR does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

For each fund (other than VIP Financial Services):

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For purposes of each fund's (other than VIP Financial Services's) diversification limitation discussed above, Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

For purposes of each fund's (other than VIP Financial Services's) diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

For each fund:

The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to each fund's fundamental and non-fundamental limitations discussed above:

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements a fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For a fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Each fund intends to comply with the requirements of Section 12(d)(1)(G)(i)(IV) of the 1940 Act.

VIP Financial Services. The extent to which the fund may invest in a company that engages in securities-related activities is limited by federal securities laws.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Companies "Principally Engaged" in a Designated Business Activity. For purposes of each fund's policy of investing at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, FMR may consider a company to be principally engaged in the designated business activity or activities if: (i) at least a plurality of a company's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the company an industry or sector classification consistent with the designated business activity or activities.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500SM  Index (S&P 500®). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Limitations on Futures and Options Transactions. The trust, on behalf of each fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each fund is not subject to registration or regulation as a CPO.

Each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's® Investors Service, Standard & Poor's® (S&P®), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share (NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Temporary Defensive Policies. Each fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and in accordance with the policies described in this section.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Brokers

In selecting brokers or dealers (including affiliates of FMR) to execute each fund's portfolio transactions, FMR considers factors deemed relevant in the context of a particular trade and in regard to FMR's overall responsibilities with respect to each fund and other investment accounts, including any instructions from each fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using ECNs, electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMR; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best execution, FMR may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. FMR also may select a broker that charges more than the lowest available commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMR) that execute transactions for each fund may receive higher compensation from each fund than other brokers might have charged each fund, in recognition of the value of the brokerage or research products and services they provide to FMR or its affiliates.

Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; and investment recommendations. FMR may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement FMR's own research activities in providing investment advice to the funds.

Execution Services. In addition, products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including but not limited to communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in personal meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMR and its affiliates may use commission dollars to obtain certain products or services that are not used exclusively in FMR's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMR or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMR. FMR's expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services FMR receives from brokers are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

FMR's Decision-Making Process. Before causing a fund to pay a particular level of compensation, FMR will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to FMR, viewed in terms of the particular transaction for a fund or FMR's overall responsibilities to a fund or other investment companies and investment accounts. While FMR may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither FMR nor the funds incur an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist FMR and its affiliates in terms of its overall investment responsibilities to a fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMR or its affiliates.

Hard Dollar Research Contracts. FMR has arrangements with certain third-party research providers and brokers through whom FMR effects fund trades, whereby FMR may pay with hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. Even with such hard dollar payments, FMR may cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMR, or that may be available from another broker. FMR views its hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and to pay fund expenses, as described below, will decrease. FMR's determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FMR's part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMR may allocate brokerage transactions to brokers (who are not affiliates of FMR) who have entered into arrangements with FMR under which the broker, using predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses, which may be paid to FMR or its affiliates. Not all brokers with whom a fund trades have agreed to participate in brokerage commission recapture. FMR expects that brokers from whom FMR purchases research products and services with hard dollars are unlikely to participate in commission recapture.

Affiliated Transactions

FMR may place trades with certain brokers, including National Financial Services LLC (NFS), with whom it is under common control provided FMR determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by FMR or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by FMR to be appropriate and equitable to each fund or investment account. In some cases adherence to these procedures could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended December 31, 2006 and 2005, the portfolio turnover rates for each fund are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMR's investment outlook.

Turnover Rates	2006	2005
VIP Consumer Discretionary	 189%	 74%
VIP Energy	 151%	 107%
VIP Financial Services	 68%	 59%
VIP Health Care	 106%	 122%
VIP Industrials	 137%	 160%
VIP Technology	 269%	 249%
VIP Utilities	 139%	 100%


The following table shows the total amount of brokerage commissions paid by each fund, comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal years ended December 31, 2006, 2005, and 2004. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
VIP Consumer Discretionary	December 31
2006		$ 20,948	 0.18%
2005		$ 13,315	 0.12%
2004		$ 33,773	 0.32%
VIP Energy	December 31
2006		$ 791,453	 0.18%
2005		$ 761,938	 0.30%
2004		$ 178,907	 0.26%
VIP Financial Services	December 31
2006		$ 37,254	 0.09%
2005		$ 39,012	 0.12%
2004		$ 83,232	 0.20%
VIP Health Care	December 31
2006		$ 154,960	 0.15%
2005		$ 229,848	 0.25%
2004		$ 68,718	 0.10%
VIP Industrials	December 31
2006		$ 73,949	 0.12%
2005		$ 177,541	 0.30%
2004		$ 105,300	 0.34%
VIP Technology	December 31
2006		$ 563,039	 0.65%
2005		$ 894,710	 1.10%
2004		$ 816,486	 0.61%
VIP Utilities	December 31
2006		$ 118,542	 0.24%
2005		$ 89,790	 0.24%
2004		$ 58,311	 0.30%

The first table below shows the total amount of brokerage commissions paid by each fund to NFS for the past three fiscal years. The second table shows the approximate amount of aggregate brokerage commissions paid by a fund to NFS as a percentage of the approximate aggregate dollar amount of transactions for which the fund paid brokerage commissions as well as the percentage of transactions effected by a fund through NFS, in each case for the fiscal year ended 2006. NFS is paid on a commission basis.

Fund	Fiscal Year Ended	Total Amount Paid to NFS
VIP Consumer Discretionary	December 31
2006		$ 104
2005		$ 421
2004		$ 793
VIP Energy	December 31
2006		$ 2,037
2005		$ 9,610
2004		$ 3,362
VIP Financial Services
2006	December 31	$ 457
2005		$ 1,735
2004		$ 2,197
VIP Health Care	December 31
2006		$ 754
2005		$ 2,380
2004		$ 802
VIP Industrials	December 31
2006		$ 991
2005		$ 8,290
2004		$ 4,398
VIP Technology
2006	December 31	$ 13,434
2005		$ 16,718
2004		$ 34,107
VIP Utilities
2006	December 31	$ 890
2005		$ 3,175
2004		$ 806
Fund	Fiscal Year Ended 2006	% of Aggregate Commissions Paid to NFS	% of Aggregate Dollar Amount of Transactions Effected through NFS
VIP Consumer Discretionary	December 31	0.50%	1.96%
VIP Energy	December 31	0.26%	0.78%
VIP Financial Services(dagger)	December 31	1.23%	5.11%
VIP Health Care(dagger)	December 31	0.49%	3.12%
VIP Industrials(dagger)	December 31	1.34%	2.32%
VIP Technology(dagger)	December 31	2.39%	5.90%
VIP Utilities(dagger)	December 31	0.75%	2.54%

(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFS is a result of the low commission rates charged by NFS.


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The following table shows the dollar amount of brokerage commissions paid to firms for providing research services and the approximate dollar amount of the transactions involved for the fiscal year ended 2006.

Fund	Fiscal Year Ended 2006	$ Amount of Commissions Paid to Firms for Providing Research Services	$ Amount of Brokerage Transactions Involved
VIP Consumer Discretionary	December 31	$ 18,206	$ 30,804,555
VIP Energy	December 31	$ 739,377	$ 1,037,561,705
VIP Financial Services	December 31	$ 34,540	$ 52,887,215
VIP Health Care	December 31	$ 145,556	$ 186,187,967
VIP Industrials	December 31	$ 60,570	$ 90,378,491
VIP Technology	December 31	$ 538,704	$ 361,877,562
VIP Utilities	December 31	$ 113,402	$ 141,241,446


VALUATION

The class's NAV is the value of a single share. The NAV of Initial Class is computed by adding Initial Class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting Initial Class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to Initial Class, and dividing the result by the number of Initial Class shares outstanding.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

BUYING AND SELLING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

The following information is only a summary of some of the tax consequences affecting insurance company separate accounts invested in the funds. No attempt has been made to discuss tax consequences affecting variable product owners. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to insurance company separate accounts invested in the fund. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. If a fund failed to qualify as a "regulated investment company" in any year, among other consequences, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code.

Each fund also intends to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder. These diversification requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the assets of an insurance company separate account that may be invested in the securities of a single issuer or a certain number of issuers. Because Section 817(h) and the regulations thereunder treat the assets of each fund as the assets of the related insurance company separate account, each fund must also satisfy these requirements. If a fund failed to satisfy these requirements, a variable annuity or variable life insurance product supported by an insurance company separate account invested in the fund would not be treated as an annuity or as life insurance for tax purposes and would no longer be eligible for tax deferral.

Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. Because each fund does not currently anticipate that securities of foreign issuers will constitute more than 50% of its total assets at the end of its fiscal year, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their tax returns with respect to foreign taxes withheld.

As of December 31, 2006, VIP Consumer Discretionary had an aggregate capital loss carryforward of approximately $299,913. This loss carryforward, all of which will expire on December 31, 2011, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

TRUSTEES AND OFFICERS

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Each of the Trustees oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund IV. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Dwight D. Churchill (53)

Year of Election or Appointment: 2005

Vice President of VIP Energy. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Boyce I. Greer (50)

Year of Election or Appointment: 2005

Vice President of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Eric D. Roiter (58)

Year of Election or Appointment: 2001

Secretary of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

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Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, and VIP Utilities. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

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Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

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
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 12 standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended December 31, 2006, the committee held 12 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended December 31, 2006, the committee held four meetings.

The Board of Trustees has established three Fund Oversight Committees: the Equity Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach), the Fixed-Income, International, and Special Committee (composed of Ms. Small (Chair), Ms. Knowles, and Mr. Dirks), and the Select and Asset Allocation Committee (composed of Dr. Heilmeier (Chair), Messrs. Keyes and Wolfe). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income, International, and Special Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues, and of international research. The Select and Asset Allocation Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. During the fiscal year ended December 31, 2006, the Equity Committee held 10 meetings, the Fixed-Income, International, and Special Committee held 11 meetings, and the Select and Asset Allocation Committee held 11 meetings.

The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach, Dr. Heilmeier, and Ms. Small) and the Fixed-Income Contract Committee (composed of Ms. Small (Chair), Mr. Dirks, and Ms. Knowles). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended December 31, 2006, each Fund Contract Committee held four meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Dirks (Chair), Gamper, and Stavropoulos, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended December 31, 2006, the Shareholder, Distribution and Brokerage Committee held 13 meetings.

The Audit Committee is composed of Ms. Knowles (Chair), Dr. Heilmeier, and Messrs. Keyes and Wolfe. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the Fidelity funds' financial statements and any material reports or inquiries received from regulators or governmental agencies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended December 31, 2006, the committee held 15 meetings.

The Governance and Nominating Committee is composed of Messrs. Lautenbach (Chair), Stavropoulos, and Wolfe. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended December 31, 2006, the committee held 10 meetings.

The Board of Trustees established the Compliance Committee (composed of Ms. Small (Chair), Ms. Knowles, and Messrs. Stavropoulos and Wolfe) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended December 31, 2006, the committee held 21 meetings.

The Proxy Voting Committee is composed of Messrs. Gamper (Chair), Dirks, and Keyes. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. During the fiscal year ended December 31, 2006, the committee held two meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2006.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Robert L. Reynolds
VIP Consumer Discretionary	none	none
VIP Energy	none	none
VIP Financial Services	none	none
VIP Health Care	none	none
VIP Industrials	none	none
VIP Technology	none	none
VIP Utilities	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Albert R. Gamper, Jr.	George H. Heilmeier	James H. Keyes	Marie L. Knowles
VIP Consumer Discretionary	none	none	none	none	none
VIP Energy	none	none	none	none	none
VIP Financial Services	none	none	none	none	none
VIP Health Care	none	none	none	none	none
VIP Industrials	none	none	none	none	none
VIP Technology	none	none	none	none	none
VIP Utilities	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	none	over $100,000
DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP Consumer Discretionary	none	none	none	none
VIP Energy	none	none	none	none
VIP Financial Services	none	none	none	none
VIP Health Care	none	none	none	none
VIP Industrials	none	none	none	none
VIP Technology	none	none	none	none
VIP Utilities	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended December 31, 2006.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	Dennis J. Dirks	Albert R. Gamper, Jr.	Robert M. Gates[2]	George H. Heilmeier	James H. Keyes[3]	Marie L. Knowles
VIP Consumer Discretionary	$ 3	$ 3	$ 4	$ 3	$ 3	$ 4
VIP Energy	$ 136	$ 135	$ 165	$ 132	$ 112	$ 146
VIP Financial Services	$ 12	$ 12	$ 14	$ 11	$ 10	$ 13
VIP Health Care	$ 32	$ 32	$ 39	$ 31	$ 24	$ 34
VIP Industrials	$ 19	$ 19	$ 23	$ 18	$ 16	$ 20
VIP Technology	$ 27	$ 27	$ 32	$ 26	$ 21	$ 29
VIP Utilities	$ 14	$ 14	$ 16	$ 13	$ 11	$ 15
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 363,500	$ 362,000	$ 435,788	$ 354,000	$ 295,500	$ 389,000
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	William O. McCoy[4]	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP Consumer Discretionary	$ 3	$ 3	$ 3	$ 3	$ 3
VIP Energy	$ 138	$ 133	$ 135	$ 134	$ 134
VIP Financial Services	$ 12	$ 11	$ 12	$ 12	$ 12
VIP Health Care	$ 32	$ 31	$ 32	$ 31	$ 32
VIP Industrials	$ 19	$ 19	$ 19	$ 19	$ 19
VIP Technology	$ 27	$ 26	$ 27	$ 26	$ 26
VIP Utilities	$ 14	$ 13	$ 14	$ 13	$ 14
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 369,333	$ 403,500B	$ 362,000	$ 358,500	$ 359,500

1 Edward C. Johnson 3d, Peter S. Lynch, and Robert L. Reynolds are interested persons and are compensated by FMR.

2 Dr. Gates served on the Board of Trustees through December 2006.

3 During the period from March 1, 2006 through December 31, 2006, Mr. Keyes served as a Member of the Advisory Board. Effective January 1, 2007, Mr. Keyes serves as a Member of the Board of Trustees.

4 Mr. McCoy served on the Board of Trustees through January 1, 2007.

A Reflects compensation received for the calendar year ended December 31, 2006 for 350 funds of 58 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2006, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $148,500; Albert R. Gamper, $146,670; Robert M. Gates, $189,144; George H. Heilmeier, $148,500; Marie L. Knowles, $163,500; Ned C. Lautenbach, $152,667; William O. McCoy, $148,500; Cornelia M. Small, $148,500; William S. Stavropoulos, $148,500; and Kenneth L. Wolfe, $148,500. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $39,213; and William O. McCoy, $85,287.

B Compensation figures include cash and may include amounts deferred at Mr. McCoy's election under a deferred compensation plan adopted by the other open-end registered investment companies in the fund complex (Other Open-End Funds). Pursuant to the deferred compensation plan, Mr. McCoy, as an Independent Trustee, may elect to defer receipt of all or a portion of his annual fees. Amounts deferred under the deferred compensation plan are credited to an account established for Mr. McCoy on the books of the Other Open-End Funds. Interest is accrued on amounts deferred under the deferred compensation plan. For the calendar year ended December 31, 2006, Mr. McCoy voluntarily elected to defer $47,000.

As of February 28, 2007, approximately 99.99% of VIP Consumer Discretionary's, 80.69% of VIP Energy's, 100.00% of VIP Financial Services', 99.98% of VIP Health Care's, 99.99% of VIP Industrials', 100.00% of VIP Technology's, and 100.00% of VIP Utilities' total outstanding shares, respectively, were held by FMR affiliates. FMR Corp. is the ultimate parent company of these FMR affiliates. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page <Click Here>, Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of each fund's shares, the Trustees, Member of the Advisory Board, and officers of the fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of February 28, 2007, the following owned of record and/or beneficial 5% or more of each class's outstanding shares:

VIP Consumer Discretionary: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (64.87%); Fidelity Investments, Boston, MA (28.89%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.24%).

VIP Consumer Discretionary: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (92.43%).

VIP Energy: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (90.41%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.71%).

VIP Energy: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (93.46%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.27%).

VIP Energy: Service Class 2: Nationwide Financial, Columbus, OH (98.33%).

VIP Financial Services: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (90.09%); Empire Fidelity Investments Life Insurance Company, New York, NY (9.92%).

VIP Financial Services: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (90.01%); Empire Fidelity Investments Life Insurance Company, New York, NY (9.11%).

VIP Health Care: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (89.62%); Empire Fidelity Investments Life Insurance Company, New York, NY (10.35%).

VIP Health Care: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (92.65%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.74%).

VIP Industrials: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (80.52%); Fidelity Investments, Boston, MA (11.06%); Empire Fidelity Investments Life Insurance Company, New York, NY (8.41%).

VIP Industrials: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (92.59%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.47%).

VIP Technology: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (90.05%); Empire Fidelity Investments Life Insurance Company, New York, NY (9.97%).

VIP Technology: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (94.62%).

VIP Utilities: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (86.33%); Empire Fidelity Investments Life Insurance Company, New York, NY (8.27%); Fidelity Investments, Boston, MA (5.44%).

VIP Utilities: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (83.55%); Empire Fidelity Investments Life Insurance Company, New York, NY (15.81%).

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), FRAC, formerly known as Fidelity Management & Research (Far East) Inc., and FMR Co., Inc. (FMRC). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity International Investment Advisors (FIIA), Fidelity Investments Japan Limited (FIJ), and Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. At present, the primary business activities of FIL and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

FMR, FMRC, FMR U.K., FRAC, FIJ, FIIA, FIIA(U.K.)L (the Investment Advisers), FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent and pricing and bookkeeping agent, and the costs associated with securities lending, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. Each fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fees. For the services of FMR under the management contract, each fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-		6.4900	50.3823
6	-		9.4600	100.3512
9	-		12.4300	150.3371
12	-		15.4000	200.3284
15	-		18.3850	250.3219
18	-		21.3700	300.3163
21	-		24.3600	350.3113
24	-		30.3500	400.3067
30	-		36.3450	450.3024
36	-		42.3400	500.2982
42	-		48.3350	550.2942
48	-		66.3250	600.2904
66	-		84.3200	650.2870
84	-		102.3150	700.2838
102	-		138.3100	750.2809
138	-		174.3050	800.2782
174	-		210.3000	850.2756
210	-		246.2950	900.2732
246	-		282.2900	950.2710
282	-		318.2850	1,000.2689
318	-		354.2800	1,050.2669
354	-		390.2750	1,100.2649
390	-		426.2700	1,150.2631
426	-		462.2650	1,200.2614
462	-		498.2600	1,250.2597
498	-		534.2550	1,300.2581
534	-		587.2500	1,350.2566
587	-		646.2463	1,400.2551
646	-		711.2426
711	-		782.2389
782	-		860.2352
860	-		946.2315
946	-		1,041.2278
1,041	-		1,145.2241
1,145	-		1,260.2204
Over			1,260.2167

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,177 billion of group net assets - the approximate level for December 2006 - was 0.2621%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,177 billion.

Each fund's individual fund fee rate is 0.30%. Based on the average group net assets of the funds advised by FMR for December 2006, each fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
VIP Consumer Discretionary	0.2621%	+	0.3000%	=	0.5621%
VIP Energy	0.2621%	+	0.3000%	=	0.5621%
VIP Financial Services	0.2621%	+	0.3000%	=	0.5621%
VIP Health Care	0.2621%	+	0.3000%	=	0.5621%
VIP Industrials	0.2621%	+	0.3000%	=	0.5621%
VIP Technology	0.2621%	+	0.3000%	=	0.5621%
VIP Utilities	0.2621%	+	0.3000%	=	0.5621%

One-twelfth of the management fee rate is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund	Fiscal Years Ended December 31	Management Fees Paid to FMR
VIP Consumer Discretionary	2006	$ 65,645
	2005	$ 62,363
	2004	$ 61,441
VIP Energy	2006	$ 2,537,706
	2005	$ 1,434,953
	2004	$ 396,073
VIP Financial Services	2006	$ 228,316
	2005	$ 192,241
	2004	$ 234,228
VIP Health Care	2006	$ 568,676
	2005	$ 525,296
	2004	$ 381,536
VIP Industrials	2006	$ 356,110
	2005	$ 334,600
	2004	$ 174,752
VIP Technology	2006	$ 489,706
	2005	$ 465,622
	2004	$ 779,318
VIP Utilities	2006	$ 278,861
	2005	$ 216,748
	2004	$ 111,795

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase the class's returns, and repayment of the reimbursement by the class will lower its returns.

Sub-Adviser - FMRC. On behalf of each fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund.

Under the terms of the sub-advisory agreements for each fund, FMR pays FMRC fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FMRC are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.


Fees paid to FMRC by FMR on behalf of each fund for the past three fiscal years are shown in the following table.

Fund	Fiscal Year Ended December 31	Fees Paid to FMRC
VIP Consumer Discretionary	2006	$ 32,818
	2005	$ 31,488
	2004	$ 30,721
VIP Energy	2006	$ 1,268,645
	2005	$ 658,729
	2004	$ 197,970
VIP Financial Services	2006	$ 113,850
	2005	$ 97,778
	2004	$ 117,096
VIP Health Care	2006	$ 284,317
	2005	$ 248,496
	2004	$ 190,760
VIP Industrials	2006	$ 178,045
	2005	$ 169,170
	2004	$ 87,329
VIP Technology	2006	$ 244,820
	2005	$ 240,917
	2004	$ 389,552
VIP Utilities	2006	$ 139,470
	2005	$ 107,833
	2004	$ 55,893

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into a master international research agreement with FIIA. On behalf of each fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States.

Under the terms of the master international research agreement, FMR pays FIIA an amount based on a fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the terms of the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

For the past three fiscal years, no fees were paid to FIIA(U.K.)L and FIJ on behalf of the funds for providing investment advice and research services pursuant to the research agreements.

For providing investment advice and research services pursuant to the research agreements, fees paid to FIIA, on behalf of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FIIA
VIP Consumer Discretionary
2006	$ 234
2005	$ 259
2004	$ 289
Fiscal Year Ended December 31	FIIA
VIP Energy
2006	$ 6,996
2005	$ 10,870
2004	$ 4,379
VIP Financial Services
2006	$ 873
2005	$ 668
2004	$ 213
VIP Health Care
2006	$ 1,433
2005	$ 2,776
2004	$ 709
VIP Industrials
2006	$ 1,039
2005	$ 1,629
2004	$ 464
VIP Technology
2006	$ 2,443
2005	$ 3,351
2004	$ 6,036
VIP Utilities
2006	$ 2
2005	$ 22
2004	$ 5
Sub-Adviser - FRAC. On behalf of each fund, FMR, FMRC, and FRAC have entered into a research agreement. Pursuant to the research agreement, FRAC provides investment advice and research services on domestic issuers. The Board of Trustees approved the new research agreement with FRAC on January 19, 2006.

Under the terms of the research agreement, FMR and FMRC agree, in the aggregate, to pay FRAC a monthly fee equal to 110% of FRAC's costs incurred in providing investment advice and research services for each fund.



Fees paid to FRAC on behalf of each fund for the past fiscal year are shown in the following table.

Fund	Fiscal Year Ended December 31	Fees Paid to FRAC
VIP Consumer Discretionary	2006	$ 3,601
VIP Energy	2006	$ 79,942
VIP Financial Services	2006	$ 11,488
VIP Health Care	2006	$ 17,020
VIP Industrials	2006	$ 12,735
VIP Technology	2006	$ 16,022
VIP Utilities	2006	$ 19,085

Sub-Advisers - FMR U.K., FRAC, and FIJ. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. and FRAC. On behalf of each fund, FRAC has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services).

Under the terms of the sub-advisory agreements, for providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

  FMR pays FMR U.K. fees equal to 110% of FMR U.K.'s costs incurred in connection with providing investment advice and research services.
  FMR pays FRAC fees equal to 105% of FRAC's costs incurred in connection with providing investment advice and research services.
  FRAC pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FRAC.

Under the terms of the sub-advisory agreements, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

  FMR pays FMR U.K. a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FMR pays FRAC a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FRAC pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advisory and order execution services for a fund to FRAC.

For the past three fiscal years, no fees were paid to FMR U.K., FRAC, and FIJ on behalf of the funds for providing non-discretionary investment advice and research services pursuant to the sub-advisory agreements.



For the past three fiscal years, no fees were paid to FMR U.K., on behalf of the funds for providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements.

For the past three fiscal years, no fees were paid to FRAC and FIJ on behalf of VIP Consumer Discretionary and VIP Utilities for providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements.

For providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements, fees paid to FRAC, and FIJ on behalf of VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, and VIP Technology for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FRAC	Fees Paid by FRAC to FIJ
VIP Energy
2006	$ 29	$ 459
2005	$ 8	$ 135
2004	$ 0	$ 0
VIP Financial Services
2006	$ 294	$ 1,971
2005	$ 0	$ 675
2004	$ 0	$ 0
VIP Health Care
2006	$ 5	$ 243
2005	$ 5	$ 81
2004	$ 0	$ 0
VIP Industrials
2006	$ 2	$ 0
2005	$ 3	$ 135
2004	$ 1	$ 108
Fiscal Year Ended December 31	FRAC	Fees Paid by FRAC to FIJ
VIP Technology
2006	$ 26	$ 945
2005	$ 19	$ 324
2004	$ 34	$ 0


The following persons are research analysts and are the portfolio managers of the fund(s) indicated. Research analysts who also manage sector funds, such as the funds, are referred to as sector fund managers.

Sector Fund Manager(s)	Fund(s)

John Harris[1]	VIP Consumer Discretionary
John Dowd	VIP Energy
Brian Younger & Richard Manuel	VIP Financial Services
Aaron Cooper	VIP Health Care
Tobias Welo	VIP Industrials
Yun-Min Chai	VIP Technology
Douglas Simmons	VIP Utilities

1 Mr. Harris was appointed to manage VIP Consumer Discretionary effective April 11, 2007. Information with respect to his holdings and other accounts managed will be updated in a supplement to this SAI.

Each sector fund manager receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of December 31, 2006 (January 31, 2007 for Mr. Welo and February 28, 2007 for Mr. Younger and Mr. Manuel), each sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

Each sector fund manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of each sector fund manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager's designated sector team. The pre-tax investment performance of each sector fund manager's fund(s) and account(s) is weighted according to the sector fund manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years. The portion of each sector fund manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the index identified below for the fund. Each sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, sector fund managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

Fund(s)	Sector Index
VIP Consumer Discretionary	MSCI US Investable Market Consumer Discretionary Index
VIP Energy	MSCI US Investable Market Energy Index
VIP Financial Services	MSCI US Investable Market Financial Services Index
VIP Health Care	MSCI US Investable Market Health Care Index
VIP Industrials	MSCI US Investable Market Industrials Index
VIP Technology	MSCI US Investable Market Technology Index
VIP Utilities	MSCI US Investable Market Utilities Index

A sector fund manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a sector fund manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A sector fund manager's base pay and bonus opportunity tend to increase with the sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a sector fund manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a sector fund manager's responsibilities as a portfolio manager of a sector fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

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The following table provides information relating to other accounts managed by Mr. Dowd as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 6,799	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Energy Portfolio ($402 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Younger as February 28, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,565	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Financial Services Portfolio ($56 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Manuel as February 28, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,693	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Financial Services Portfolio ($56 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Cooper as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,606	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Health Care Portfolio ($86 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Welo as of January 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,197	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Industrials Portfolio ($65 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Chai as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,427	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Technology Portfolio ($81 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Simmons as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 2,948	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,599	none	none

* Includes VIP Utilities Portfolio ($96 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides the dollar range of shares of a fund beneficially owned by its sector fund manager:

Dollar Range of Fund Shares Owned as of December 31, 2006*:

Sector Fund Manager(s)	Fund(s)	Dollar Range of Shares
John Dowd	VIP Energy	None
Brian Younger	VIP Financial Services	None
Richard Manuel	VIP Financial Services	None
Aaron Cooper	VIP Health Care	None
Tobias Welo	VIP Industrials	None
Yun-Min Chai	VIP Technology	None
Douglas Simmons	VIP Utilities	None

* Tobias Welo is as of January 31, 2007 and Brian Younger and Richard Manuel are as of February 28, 2007.

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

 A. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

 B. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

 C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

 D. Non-routine proposals will generally be voted in accordance with the guidelines.

 E. Non-routine proposals not covered by the guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR's Investment and Advisor Compliance Department. A significant pattern of such proposals or other special circumstances will be referred to the Fund Board Proxy Voting Committee or its designee.

 F. FMR will vote on shareholder proposals not specifically addressed by the guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

 G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of these guidelines, but FMR may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

 H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

 I. Where a management-sponsored proposal is inconsistent with the guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election

II. Definitions (as used in this document)

 A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; Poison Pills; and any other provision that eliminates or limits shareholder rights.

 B. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

 C. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

 D. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

 E. Sunset provision - a condition in a charter or plan that specifies an expiration date.

 F. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

 G. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

 H. Large Capitalization Company - a company included in the Russell 1000 stock index.

 I. Small Capitalization Company - a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

 I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

III. Directors

 A. Incumbent Directors

 FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

 FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

 1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

 With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

 a. The Poison Pill includes a Sunset Provision of less than 5 years;

 b. The Poison Pill includes a Permitted Bid Feature;

 c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

 d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

 FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

 2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options.

 4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether it has been proven that the company engaged in options backdating.

 5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to these guidelines and the company has failed to act on that commitment.

 6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

 B. Indemnification

 FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

 C. Independent Chairperson

 FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

 D. Majority Director Elections

 FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

 A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards).

 FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

 1. (a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large Capitalization Company, 15% for a Small Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the plan or the amendments is acceptable.

 2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

 3. The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

 4. Awards to non-employee directors are subject to management discretion.

 5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

 FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

 1. The shares are granted by a compensation committee composed entirely of independent directors; and

 2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

 B. Equity Exchanges and Repricing

 FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

 1. Whether the proposal excludes senior management and directors;

 2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

 3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

 4. The company's relative performance compared to other companies within the relevant industry or industries;

 5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

 6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

 C. Employee Stock Purchase Plans

 FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

 D. Employee Stock Ownership Plans (ESOPs)

 FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

 E. Executive Compensation

 FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

 F. Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

 FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

 A. The Poison Pill includes the following features:

 1. A sunset provision of no greater than 5 years;

 2. Linked to a business strategy that is expected to result in greater value for the shareholders;

 3.Requires shareholder approval to be reinstated upon expiration or if amended;

 4.Contains a Permitted Bid Feature; and

 5. Allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

 C. It is a fair price amendment that considers a two-year price history or less.

 FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

 A. Increases in Common Stock

 FMR will generally vote against a provision to increase a Company's common stock if such increase will result in a total number of authorized shares greater than 3 times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to 5 times the current number of outstanding and scheduled to be issued shares is generally acceptable.

 B. New Classes of Shares

 FMR will generally vote against the introduction of new classes of stock with differential voting rights.

 C. Cumulative Voting Rights

 FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

 D. Acquisition or Business Combination Statutes

 FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

 E. Incorporation or Reincorporation in Another State or Country

 FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Auditors

 A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.

 B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor for audit or non-audit services for the company.

VIII. Shares of Investment Companies

 A. When a Fidelity Fund invests in an underlying Fidelity fund, FMR will vote in the same proportion as all other shareholders of such underlying fund or class ("echo voting").

 B. Certain Fidelity Funds may invest in shares of Fidelity Central Funds. Central Fund shares, which are held exclusively by Fidelity funds or accounts managed by an FMR affiliate, will be voted in favor of proposals recommended by the Central Funds' Board of Trustees.

IX. Other

 A. Voting Process

 FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

 B. Regulated Industries

 Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans on behalf of Initial Class of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Initial Class and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Initial Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Initial Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. In addition, each Initial Class Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, primarily insurance companies or their affiliated broker-dealers or other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit Initial Class and variable product owners. In particular, the Trustees noted that each Plan does not authorize payments by Initial Class other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain support services that benefit variable product owners may be provided more effectively under the Plans by insurance companies and their affiliates with whom variable product owners have other relationships.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC or an affiliate may compensate intermediaries (primarily insurance companies or their affiliated broker-dealers or other service-providers) that distribute and/or service the funds. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sale of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.10% of the total assets of all VIP Funds on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

These additional payments and expenses, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The funds' transfer agent or an affiliate may also make payments and reimbursements from their own resources to certain intermediaries for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

TRANSFER AND SERVICE AGENT AGREEMENTS

Initial Class of each fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for Initial Class of each fund.

For providing transfer agency services, FIIOC receives an asset-based fee, calculated and paid monthly on the basis of Initial Class's average daily net assets, with respect to each account in a fund.

The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FIIOC receives a separate asset-based monthly fee from each fund to cover the expense of typesetting and printing prospectuses, statements of additional information, and other reports to existing shareholders, with the exception of proxy statements.

FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries for transfer agency and related recordkeeping services with respect to insurance contract owners' accounts. Because intermediaries may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.

Each fund has entered into a service agent agreement with FSC, an affiliate of FMR (or an agent, including an affiliate). Each fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for Initial Class of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the funds are 0.0389% of the first $500 million of average net assets, 0.0275% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the following table.

Fund	2006	2005	2004
VIP Consumer Discretionary	$ 4,586	$ 4,093	$ 30,001
VIP Energy	$ 181,503	$ 92,550	$ 33,207
VIP Financial Services	$ 15,897	$ 12,621	$ 30,016
VIP Health Care	$ 39,159	$ 34,503	$ 30,017
VIP Industrials	$ 24,633	$ 21,975	$ 29,989
VIP Technology	$ 33,781	$ 30,588	$ 50,883
VIP Utilities	$ 19,595	$ 14,232	$ 30,001

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

For the fiscal years ended December 31, 2006, 2005, and 2004, VIP Consumer Discretionary did not pay FSC for securities lending.


Payments made by VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities to FSC for securities lending for the past three fiscal years are shown in the following table.

Fund	2006	2005	2004
VIP Energy	$ 4,430	$ 2,535	$ 100
VIP Financial Services	$ 204	$ 106	$ 15
VIP Health Care	$ 408	$ 66	$ 6
VIP Industrials	$ 236	$ 41	$ 20
VIP Technology	$ 669	$ 298	$ 535
VIP Utilities	$ 142	$ 59	$ 0

DESCRIPTION OF THE TRUST

Trust Organization. Consumer Discretionary Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Technology Portfolio, and Utilities Portfolio are funds of Variable Insurance Products Fund IV, an open-end management investment company created under an initial declaration of trust dated June 1, 1983. On October 1, 2006, Consumer Discretionary Portfolio changed its name from Consumer Industries Portfolio to Consumer Discretionary Portfolio; Energy Portfolio changed its name from Natural Resources Portfolio to Energy Portfolio; Industrials Portfolio changed its name from Cyclical Industries Portfolio to Industrials Portfolio; and Utilities Portfolio changed its name from Telecommunications & Utilities Growth Portfolio to Utilities Portfolio. Currently, there are 36 funds offered in Variable Insurance Products Fund IV: Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Freedom Income Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Growth Stock Portfolio, Health Care Portfolio, Industrials Portfolio, International Capital Appreciation Portfolio, Investor Freedom Income Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Materials Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications Portfolio, Utilities Portfolio, and Value Leaders Portfolio. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of VIP Energy. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of VIP Consumer Discretionary, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Energy in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for each fund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended December 31, 2006, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3 (c)(7) of the 1940 Act.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

1. Each fund will provide a full list of holdings as of the end of the fund's fiscal quarter on www.advisor.fidelity.com 60 days after its fiscal quarter-end.

2. Each fund will provide its top ten holdings (excluding cash and futures) as of the end of the calendar quarter on www.fidelity.com 15 or more days after the calendar quarter-end. This information may also be provided to insurance companies via an electronic reporting tool at that time.

This information will be available on the web site until updated for the next applicable period.

Each fund may also from time to time provide specific fund level performance attribution information and statistics to the Board or third parties, such as variable product owners or prospective variable product owners, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full holdings daily, on the next business day); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly, four or more calendar days after the end of the week); Moody's Investors Service (full holdings weekly, four or more calendar days after the end of the week); and Anacomp Inc. (full or partial holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Investor Class

Consumer Discretionary Portfolio
(formerly Consumer Industries Portfolio)

Energy Portfolio
(formerly Natural Resources Portfolio)

Financial Services Portfolio

Health Care Portfolio

Industrials Portfolio
(formerly Cyclical Industries Portfolio)

Technology Portfolio

Utilities Portfolio (formerly
Telecommunications & Utilities Growth Portfolio)

Prospectus

April 30, 2007

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Consumer Discretionary Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Energy Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Energy Industry Concentration. The energy industry can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Financial Services Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financials Industry Concentration. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Health Care Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Industrials Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industrials Industry Concentration. Industrials industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

Prospectus

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Technology Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Utilities Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in each fund. The information illustrates the changes in each fund's performance over the past year, and compares the performance of Investor Class of each fund to the performance of a market index and an additional index over various periods of time. Returns for Investor Class of each fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Investor Class of each fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance. Prior to October 1, 2006, VIP Consumer Discretionary was named VIP Consumer Industries, VIP Energy was named VIP Natural Resources, VIP Industrials was named VIP Cyclical Industries, VIP Utilities was named VIP Telecommunications & Utilities Growth, each of these funds operated under certain different investment policies and compared its performance to a different additional index. The historical performance for each of these funds may not represent its current investment policies.

Prospectus

Fund Summary - continued

Year-by-Year Returns

VIP Consumer Discretionary - Investor Class
Calendar Year	2006
12.62%



During the period shown in the chart for Investor Class of VIP Consumer Discretionary:	Returns	Quarter ended
Highest Quarter Return	 5.26%	December 31, 2006
Lowest Quarter Return	 -2.51%	June 30, 2006
Year-to-Date Return	 3.90%	March 31, 2007
VIP Energy - Investor Class
Calendar Year	2006
16.69%



During the period shown in the chart for Investor Class of VIP Energy:	Returns	Quarter ended
Highest Quarter Return	 13.71%	March 31, 2006
Lowest Quarter Return	 -9.98%	September 30, 2006
Year-to-Date Return	 6.60%	March 31, 2007
VIP Financial Services - Investor Class
Calendar Year	2006
16.12%



During the period shown in the chart for Investor Class of VIP Financial Services:	Returns	Quarter ended
Highest Quarter Return	 7.52%	September 30, 2006
Lowest Quarter Return	 -2.96%	June 30, 2006
Year-to-Date Return	 -1.40%	March 31, 2007
VIP Health Care - Investor Class
Calendar Year	2006
6.30%



During the period shown in the chart for Investor Class of VIP Health Care:	Returns	Quarter ended
Highest Quarter Return	 6.57%	September 30, 2006
Lowest Quarter Return	 -5.79%	June 30, 2006
Year-to-Date Return	 1.25%	March 31, 2007
VIP Industrials - Investor Class
Calendar Year	2006
15.43%



During the period shown in the chart for Investor Class of VIP Industrials:	Returns	Quarter ended
Highest Quarter Return	 12.13%	March 31, 2006
Lowest Quarter Return	 -2.21%	June 30, 2006
Year-to-Date Return	 1.37%	March 31, 2007
VIP Technology - Investor Class
Calendar Year	2006
8.10%



During the period shown in the chart for Investor Class of VIP Technology:	Returns	Quarter ended
Highest Quarter Return	 11.97%	March 31, 2006
Lowest Quarter Return	 -13.45%	June 30, 2006
Year-to-Date Return	 1.61%	March 31, 2007
VIP Utilities - Investor Class
Calendar Year	2006
31.56%



During the period shown in the chart for Investor Class of VIP Utilities:	Returns	Quarter ended
Highest Quarter Return	 9.02%	December 31, 2006
Lowest Quarter Return	 2.64%	June 30, 2006
Year-to-Date Return	 10.71%	March 31, 2007

Average Annual Returns

For the periods ended December 31, 2006	Past 1 year	Life of classA
VIP Consumer Discretionary
Investor Class	 12.62%	 8.23%
S&P 500® Index	 15.79%	 12.66%
MSCI® US Investable Market Consumer Discretionary Index	 16.79%	 7.93%
VIP Energy
Investor Class	 16.69%	 25.27%
S&P 500 Index	 15.79%	 12.66%
MSCI US Investable Market Energy Index	 21.03%	 21.06%
VIP Financial Services
Investor Class	 16.12%	 16.59%
S&P 500 Index	 15.79%	 12.66%
MSCI US Investable Market Financials Index	 19.50%	 17.62%
VIP Health Care
Investor Class	 6.30%	 8.79%
S&P 500 Index	 15.79%	 12.66%
MSCI US Investable Market Health Care Index	 6.85%	 6.13%
VIP Industrials
Investor Class	 15.43%	 15.45%
S&P 500 Index	 15.79%	 12.66%
MSCI US Investable Market Industrials Index	 14.73%	 13.84%
VIP Technology
Investor Class	 8.10%	 10.14%
S&P 500 Index	 15.79%	 12.66%
MSCI US Investable Market Information Technology Index	 9.21%	 8.29%
VIP Utilities
Investor Class	 31.56%	 23.32%
S&P 500 Index	 15.79%	 12.66%
MSCI US Investable Market Utilities Index	 21.71%	 14.78%

A From July 21, 2005.

Standard & Poor's 500SM  Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Morgan Stanley Capital InternationalSM  (MSCI®) U.S. Investable Market Consumer Discretionary Index is a U.S. market capitalization-weighted index of stocks designed to measure the performance of Consumer Discretionary companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Energy Index is a market capitalization-weighted index of stocks designed to measure the performance of Energy companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Financials Index is a market capitalization-weighted index of stocks designed to measure the performance of Financials companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Health Care Index is a market capitalization-weighted index of stocks designed to measure the performance of Health Care companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Industrials Index is a market capitalization-weighted index of stocks designed to measure the performance of Industrials companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Information Technology Index is a market capitalization-weighted index of stocks designed to measure the performance of Information Technology companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Utilities Index is a market capitalization-weighted index of stocks designed to measure the performance of Utilities companies in the MSCI U.S. Investable Market 2500 Index.

The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indexes.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of a fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product.

Fees (paid by the variable product owner directly)

Investor Class
Sales charge (load) on purchases and reinvested distributions	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable
Redemption fee on interests in separate accounts held for less than 60 days (as a % of amount redeemed)	1.00%

Annual operating expenses (paid from class assets)

Investor Class
VIP Consumer Discretionary	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.84%
	Total annual class operating expensesA	1.41%
VIP Energy	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.27%
	Total annual class operating expensesA	0.84%
VIP Financial Services	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.43%
	Total annual class operating expensesA	1.00%
VIP Health Care	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.33%
	Total annual class operating expensesA	0.90%
VIP Industrials	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.36%
	Total annual class operating expensesA	0.92%
VIP Technology	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.36%
	Total annual class operating expensesA	0.93%
VIP Utilities	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.39%
	Total annual class operating expensesA	0.96%

A FMR has voluntarily agreed to reimburse Investor Class of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

	Investor Class	Effective Date
VIP Consumer Discretionary	1.15%	2/1/07
VIP Energy	1.15%	2/1/07
VIP Financial Services	1.15%	2/1/07
VIP Health Care	1.15%	2/1/07
VIP Industrials	1.15%	2/1/07
VIP Technology	1.15%	2/1/07
VIP Utilities	1.15%	2/1/07

These arrangements may be discontinued by FMR at any time.

Prospectus

This example helps compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Investor Class's annual return is 5% and that the fees and Investor Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of a fund were redeemed at the end of each time period indicated:

Investor Class
VIP Consumer Discretionary	1 year	$ 144
	3 years	$ 446
	5 years	$ 771
	10 years	$ 1,691
VIP Energy	1 year	$ 86
	3 years	$ 268
	5 years	$ 466
	10 years	$ 1,037
VIP Financial Services	1 year	$ 102
	3 years	$ 318
	5 years	$ 552
	10 years	$ 1,225
VIP Health Care	1 year	$ 92
	3 years	$ 287
	5 years	$ 498
	10 years	$ 1,108
VIP Industrials	1 year	$ 94
	3 years	$ 293
	5 years	$ 509
	10 years	$ 1,131
VIP Technology	1 year	$ 95
	3 years	$ 296
	5 years	$ 515
	10 years	$ 1,143
VIP Utilities	1 year	$ 98
	3 years	$ 306
	5 years	$ 531
	10 years	$ 1,178

Prospectus

Fund Basics

Investment Details

Principal Investment Strategies

VIP Consumer Discretionary Portfolio

The fund invests primarily in companies engaged in the manufacture and distribution of consumer discretionary products and services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Consumer discretionary products and services are non-essential products and services whose demand tends to increase as consumers' disposable income increases, such as automobiles, apparel, electronics, home furnishings, and travel and leisure products and services.

These companies may include, for example, publishers; catalog and internet retailers; department stores and specialty retailers including apparel, electronics, automotive, and home furnishing stores; manufacturers of auto parts and accessories, tire and rubber, autos, motorcycles, and scooters; manufacturers of consumer electronic products, including TVs and DVD players; manufacturers of household appliances and home furnishings; residential construction companies; manufacturers of leisure products; manufacturers of apparel, accessories, footwear, textiles, and luxury goods; gaming facility, hotel, cruise and travel agency owners and operators; restaurants and caterers; companies providing educational, home security, legal, and personal services; advertising and public relations companies; and TV and cable companies.

VIP Energy Portfolio

The fund invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Energy products and services are those related to the exploration, extraction, production, sale, or distribution of energy resources, including oil, gas, electricity, coal, and nuclear, geothermal, and solar power.

These companies may include, for example, integrated oil companies; drilling contractors and rig owners; drilling rig and equipment manufacturers and providers of supplies and services to companies engaged in oil and gas drilling; companies engaged in the exploration, production, refining, or marketing of oil, gas, and/or refined products; and companies involved in the production and mining of coal, related products, and other consumable fuels.

VIP Financial Services Portfolio

The fund invests primarily in companies that provide financial services to consumers and industry. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, investment banks; brokerage and asset management firms; companies providing life, health, and/or property and casualty insurance; commercial banks; financial institutions providing mortgages and mortgage-related services; providers of personal loans and other consumer finance services; credit agencies; stock exchanges; investment management firms; institutions providing custody services; reinsurance companies; and companies that manage and develop real estate including REITs.

VIP Health Care Portfolio

The fund invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies engaged in the development, manufacturing, or marketing of products based on biotechnology research; companies engaged in research, development, or production of pharmaceuticals, including veterinary drugs; manufacturers, distributors, and wholesalers of health care equipment, devices, and supplies including drug delivery systems and eye care products; and owners and operators of health care facilities, HMOs, and other managed plans.

VIP Industrials Portfolio

The fund invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Industrial products, services and equipment, such as capital goods, construction services, machinery, commercial services, and transportation, are generally considered to be sensitive to the business cycle.

These companies may include, for example, manufacturers of civil or military aerospace and defense equipment, building components, and home improvement products and equipment; civil engineering companies and large-scale contractors; companies that produce electrical components or equipment; manufacturers of industrial machinery and industrial components and products; providers of commercial printing services and electronic data processing services; companies providing business support services and office supplies, environmental and facilities maintenance; companies providing transportation services; and airport, road, rail tracks and marine port owners and providers of related services.

VIP Technology Portfolio

The fund invests primarily in companies which Fidelity Management & Research Company (FMR) believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Prospectus

Fund Basics - continued

These companies may include, for example, manufacturers of communications equipment, products, and services, personal computers and other computer hardware components and peripherals; companies developing and marketing internet software and services; providers of information technology and systems integration services; providers of commercial data processing and/or business outsourcing services; companies developing and producing database management, home entertainment, and educational and specialty software; manufacturers of electronic equipment, instruments or components, including copiers and faxes; semiconductor and related equipment manufacturers; and other information technology companies.

VIP Utilities Portfolio

The fund invests primarily in companies in the utilities industry and companies deriving a majority of their revenues from their utility operations. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies that produce electricity, including nuclear and non-nuclear facilities; companies that distribute and transmit natural and manufactured gas; water treatment and other utility companies; and other companies that operate as independent power producers, gas and power marketing and trading specialists and/or integrated energy merchants. In managing the fund FMR generally emphasizes water and power utilities and not telephone companies and telecommunications utilities.

The following applies to all funds. See the sections above for information unique to each fund.

Each fund seeks capital appreciation.

FMR does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

FMR normally invests each fund's assets primarily in common stocks.

Each fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of some funds' assets at times.

In addition to concentrating on particular industries, each fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The funds are considered non-diversified (except for except VIP Financial Services, which is a diversified fund).

In buying and selling securities for a fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend a fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Each fund has a policy of investing primarily in companies engaged in specified activities. Those policies cannot be changed without a vote of the affected fund's shareholders. Each fund also has a policy of normally investing at least 80% of assets in securities of companies principally engaged in specified activities. Those policies can be changed without a vote only upon 60 days' prior notice to shareholders of the affected fund.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these events will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates each fund's investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the assets of each fund (except VIP Financial Services) in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Prospectus

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products.

The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

The financials industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financials industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations.

The industrials industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in industrials industries can adversely affect those industries. Furthermore, a company in the industrials industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, changes in taxation, and natural resource conservation.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Investor Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Investor Class's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the funds, if applicable, can buy or sell shares of the funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, a fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level, but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. A qualified fund of funds is required to adopt policies designed to control frequent trading that have been determined by the fund or its Treasurer to be reasonably effective. The advisor to the fund of funds must also demonstrate to the funds' Treasurer that the investment strategy of the fund of funds will not lead to excessive trading. However, there is the significant risk that the funds', insurance company's, and/or qualified fund of funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders. The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency.

The funds' transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of a fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the funds' transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the funds' transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. Each fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, each fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The price to buy one share of Investor Class is the class's NAV. Investor Class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Each fund has authorized certain intermediaries and qualified fund of funds to accept orders to buy shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of Investor Class is the class's NAV, minus the short-term redemption fee, if applicable.

A variable product owner (or a person who succeeds to the owner's rights after the owner's death) who chooses to redeem an interest in a separate account that invests in a fund will be subject to a 1.00% short-term redemption fee if the interest in the separate account has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last. The fees are retained by the funds, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term trading.

In certain limited circumstances discussed in the variable annuity or variable life insurance product prospectus, a variable product owner may not pay the short-term redemption fee.

Shares will be sold at the next NAV calculated after an order is received in proper form, minus the short-term redemption fee, if applicable. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Prospectus

Shareholder Information - continued

Each fund has authorized certain intermediaries and qualified fund of funds to accept orders to sell shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated, minus the short-term redemption fee, if applicable, after the order is received by the authorized intermediary or qualified fund of fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Each fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products, (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Investor Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2007, FMR had approximately $1.6 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs.

FMR Co., Inc. (FMRC) serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for each fund.

FMRC is an affiliate of FMR. As of March 29, 2007, FMRC had approximately $766.7 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., serves as a sub-adviser for each fund. FRAC, an affiliate of FMR, was organized in 1986 to provide investment research and advice on issuers based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice and may also provide investment advisory services for each fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund. As of October 11, 2006, FIIA had approximately $32.8 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for each fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for each fund. As of September 27, 2006, FIIA(U.K.)L had approximately $20.9 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for each fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for each fund. As of September 27, 2006, FIJ had approximately $33.7 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for each fund from time to time.


John M. Harris is manager of VIP Consumer Discretionary Portfolio, which he has managed since April 2007. Mr. Harris joined Fidelity Investments in May 2006 as a research analyst. Previously, he worked as an equity analyst and portfolio manager for Morgan Stanley from 2002 until 2005. Mr. Harris manages other Fidelity Funds.

John Dowd is manager of VIP Energy Portfolio, which he has managed since May 2006. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd was a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

Aaron Cooper is manager of VIP Health Care Portfolio, which he has managed since August 2006. Mr. Cooper joined Fidelity Investments as a research intern in 1999 and joined the equity research group full-time in 2000, after receiving a bachelor of arts degree in economics from Harvard University.

Tobias W. Welo is manager of VIP Industrials Portfolio, which he has managed since January 2007. Since joining Fidelity Investments in 2005, Mr. Welo has worked as an analyst. Prior to joining Fidelity Investments, he worked as an analyst and assistant portfolio manager for BlackRock. From 1999 until 2002, Mr. Welo was an analyst for Boston Partners.

Yun-Min Chai is manager of VIP Technology Portfolio, which he has managed since January 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

Douglas Simmons is manager of VIP Utilities Portfolio, which he has managed since October 2006. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School. Previously, Mr. Simmons was with Hicks, Muse, Tate & Furst from September 1999 until July of 2001.

Brian Younger is co-manager of VIP Financial Services Portfolio, which he has managed since February 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in June 1998, Mr. Younger has worked as a research analyst and portfolio manager.

Richard Manuel is co-manager of VIP Financial Services Portfolio, which he has managed since February 2007. Prior to joining Fidelity Investments in 2006, Mr. Manuel was a research analyst for Riversource Investments, formerly a division of American Express. From 1995 to 2002, he worked for Putnam Investments as a research analyst.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Harris, Dowd, Cooper, Welo, Chai, Simmons, Younger, and Manuel.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Prospectus

Fund Services - continued

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2006, the group fee rate was 0.26%. The individual fund fee rate for each fund is 0.30%.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended December 31, 2006, for each fund is shown in the following table.

Total Management Fee
VIP Consumer Discretionary	0.57%
VIP Energy	0.57%
VIP Financial Services	0.57%
VIP Health Care	0.57%
VIP Industrials	0.56%
VIP Technology	0.57%
VIP Utilities	0.57%

FMR pays FMRC and FMR U.K. for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's annual report for the fiscal period ended December 31, 2006.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2007, approximately 99.99% of VIP Consumer Discretionary's, 80.69% of VIP Energy's, 100.00% of VIP Financial Services', 99.98% of VIP Health Care's, 99.99% of VIP Industrials', 100.00% of VIP Technology's, and 100.00% of VIP Utilities' total outstanding shares, respectively, were held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Investor Class's shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers, may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary. These payments are described in more detail on the following pages and in the SAI.

Investor Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Investor Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Investor Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Investor Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Investor Class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with each fund's financial highlights and financial statements, is included in each fund's annual report. A free copy of each annual report is available upon request.

VIP Consumer Discretionary Portfolio - Investor Class

Years ended December 31,	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.44	$ 11.49
Income from Investment Operations
Net investment income (loss) E 	 .10 H	 (.01)
Net realized and unrealized gain (loss) 	 1.33	 (.04)
Total from investment operations 	 1.43	 (.05)
Distributions from net investment income 	 (.05)	 -
Redemption fees added to paid in capital E 	 .01	 - K
Net asset value, end of period 	$ 12.83	$ 11.44
Total Return B, C, D 	 12.62%	 (.44)%
Ratios to Average Net Assets F, J
Expenses before reductions 	 1.41%	 1.61% A
Expenses net of fee waivers, if any 	 1.25%	 1.25% A
Expenses net of all reductions 	 1.24%	 1.23% A
Net investment income (loss) 	 .80% H	 (.20)% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 4,256	$ 339
Portfolio turnover rate G 	 189%	 74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.09 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .03%.

I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

Prospectus

Appendix - continued

VIP Energy Portfolio - Investor Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 18.91	$ 16.76
Income from Investment Operations
Net investment income (loss) E 	 .06	 .03
Net realized and unrealized gain (loss) 	 3.08	 3.11
Total from investment operations 	 3.14	 3.14
Distributions from net investment income 	 (.15)	 (.08)
Distributions from net realized gain 	 (2.91)	 (.92)
Total distributions 	 (3.06)	 (1.00)
Redemption fees added to paid in capital E 	 .01	 .01
Net asset value, end of period 	$ 19.00	$ 18.91
Total Return B, C, D 	 16.69%	 18.73%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .84%	 .91% A
Expenses net of fee waivers, if any 	 .84%	 .91% A
Expenses net of all reductions 	 .82%	 .85% A
Net investment income (loss) 	 .31%	 .37% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 51,436	$ 16,402
Portfolio turnover rate G 	 151%	 107%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Financial Services Portfolio - Investor Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.98	$ 12.07
Income from Investment Operations
Net investment income (loss) E 	 .16	 .05
Net realized and unrealized gain (loss) 	 1.86	 .86
Total from investment operations 	 2.02	 .91
Distributions from net investment income 	 (.17)	 -
Distributions from net realized gain 	 (.27)	 -
Total distributions 	 (.44)	 -
Redemption fees added to paid in capital E 	 .01	 - J
Net asset value, end of period 	$ 14.57	$ 12.98
Total Return B, C, D 	 16.12%	 7.54%
Ratios to Average Net Assets F, I
Expenses before reductions 	 1.00%	 1.18% A
Expenses net of fee waivers, if any 	 1.00%	 1.18% A
Expenses net of all reductions 	 .99%	 1.16% A
Net investment income (loss) 	 1.22%	 .95% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 13,030	$ 2,133
Portfolio turnover rate G 	 68%	 59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Prospectus

Appendix - continued

VIP Health Care Portfolio - Investor Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.37	$ 11.64
Income from Investment Operations
Net investment income (loss)E 	 .03	 (.01)
Net realized and unrealized gain (loss) 	 .75	 .74
Total from investment operations 	 .78	 .73
Distributions from net investment income 	 (.01)	 -
Redemption fees added to paid in capitalE, J 	 -	 -
Net asset value, end of period 	$ 13.14	$ 12.37
Total ReturnB, C, D 	 6.30%	 6.27%
Ratios to Average Net AssetsF, I
Expenses before reductions 	 .90%	 .93%A
Expenses net of fee waivers, if any 	 .90%	 .93%A
Expenses net of all reductions 	 .89%	 .89%A
Net investment income (loss) 	 .20%	 (.25)%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 16,229	$ 7,360
Portfolio turnover rateG 	 106%	 122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Prospectus

VIP Industrials Portfolio - Investor Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.19	$ 14.55
Income from Investment Operations
Net investment income (loss) E 	 .12	 .02
Net realized and unrealized gain (loss) 	 2.00	 .96
Total from investment operations 	 2.12	 .98
Distributions from net investment income 	 (.14)	 (.09)
Distributions from net realized gain 	 (2.33)	 (1.25)
Total distributions 	 (2.46) K	 (1.34)
Redemption fees added to paid in capital E 	 .01	 - J
Net asset value, end of period 	$ 13.86	$ 14.19
Total Return B, C, D 	 15.43%	 6.65%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .92%	 1.08% A
Expenses net of fee waivers, if any 	 .92%	 1.08% A
Expenses net of all reductions 	 .92%	 1.03% A
Net investment income (loss) 	 .81%	 .31% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 12,758	$ 1,936
Portfolio turnover rate G 	 137%	 160%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distribution of $2.46 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $2.325 per share.

Prospectus

Appendix - continued

VIP Technology Portfolio - Investor Class

Years ended December 31,	2006	2005H
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.33	$ 9.71
Income from Investment Operations
Net investment income (loss)E 	 (.06)	 (.02)
Net realized and unrealized gain (loss) 	 .89	 .64
Total from investment operations 	 .83	 .62
Distributions from net realized gain 	 (.83)	 -
Redemption fees added to paid in capital E 	 .01	 -J
Net asset value, end of period 	$ 10.34	$ 10.33
Total Return B, C, D 	 8.10%	 6.39%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .93%	 .97% A
Expenses net of fee waivers, if any 	 .93%	 .97% A
Expenses net of all reductions 	 .90%	 .80% A
Net investment income (loss) 	 (.56)%	 (.45)% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 15,939	$ 5,809
Portfolio turnover rate G 	 269%	 249%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Prospectus

VIP Utilities Portfolio - Investor Class

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 9.52	$ 9.72
Income from Investment Operations
Net investment income (loss) E 	 .23	 .05
Net realized and unrealized gain (loss) 	 2.75	 .24
Total from investment operations 	 2.98	 .29
Distributions from net investment income 	 (.13)	 (.20)
Distributions from net realized gain 	 (1.10)	 (.30)
Total distributions 	 (1.24) L	 (.49) K
Redemption fees added to paid in capital E,J 	 -	 -
Net asset value, end of period 	$ 11.26	$ 9.52
Total Return B, C, D 	 31.56%	 2.94%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .96%	 1.16% A
Expenses net of fee waivers, if any 	 .96%	 1.16% A
Expenses net of all reductions 	 .96%	 1.12% A
Net investment income (loss) 	 2.04%	 1.09% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 18,889	$ 1,150
Portfolio turnover rate G 	 139%	 100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.49 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.295 per share.

L Total distributions of $1.24 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $1.105 per share.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAIs, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03759

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.815039.102 VIPINVF-pro-0407

Fidelity® Variable Insurance Products

Consumer Discretionary Portfolio (formerly Consumer Industries Portfolio),
Energy Portfolio (formerly Natural Resources Portfolio),
Financial Services Portfolio, Health Care Portfolio,
Industrials Portfolio (formerly Cyclical Industries Portfolio),
Technology Portfolio, and
Utilities Portfolio (formerly Telecommunications & Utilities Growth Portfolio)

Funds of Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

Investor Class

April 30, 2007

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated April 30, 2007, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying and Selling Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

VIPINVF-ptb-0407
1.815040.102

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For VIP Financial Services:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For purposes of the fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For VIP Financial Services, VIP Health Care, and VIP Technology:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund.

For purposes of each of VIP Financial Services's, VIP Health Care's, and VIP Technology's concentration limitation discussed above, with respect to any investment in Fidelity® Money Market Central Fund and/or any non-money market central fund, Fidelity Management & Research Company (FMR) looks through to the holdings of the central fund.

For purposes of each of VIP Health Care's and VIP Technology's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the designated business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

For purposes of VIP Financial Services's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the designated business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities. An issuer that derives more than 15% of revenues or profits from brokerage or investment management activities is considered to be principally engaged in the business activities identified for the fund.

For VIP Consumer Discretionary:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the consumer discretionary industries.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

For purposes of the fund's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the designated business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

For VIP Energy:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the energy industries.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

For purposes of the fund's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the designated business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

For VIP Industrials:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the industrials industries.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

For purposes of the fund's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the designated business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

For VIP Utilities:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in utilities industries.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

For purposes of the fund's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the designated business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund (other than VIP Energy):

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

For VIP Energy:

The fund may not purchase or sell physical commodities other than precious metals, provided that the fund may sell physical commodities acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

For purposes of the fund's commodities limitation discussed above, FMR currently intends to treat investments in securities whose redemption value is indexed to the price of precious metals as investments in precious metals.

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

In addition, as a matter of fundamental policy:

VIP Consumer Discretionary Portfolio invests primarily in companies engaged in the manufacture and distribution of consumer discretionary products and services.

VIP Energy Portfolio invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

VIP Financial Services Portfolio invests primarily in companies that provide financial services to consumers and industry.

VIP Health Care Portfolio invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

VIP Industrials Portfolio invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.

VIP Technology Portfolio invests primarily in companies which FMR believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

VIP Utilities Portfolio invests primarily in companies in the utilities industry and companies deriving a majority of their revenues from their utility operations.

Each of VIP Consumer Discretionary Portfolio, VIP Energy Portfolio, VIP Financial Services Portfolio, VIP Health Care Portfolio, VIP Industrials Portfolio, VIP Technology Portfolio, and VIP Utilities Portfolio seeks capital appreciation.

Each of VIP Consumer Discretionary Portfolio, VIP Energy Portfolio, VIP Financial Services Portfolio, VIP Health Care Portfolio, VIP Industrials Portfolio, VIP Technology Portfolio, and VIP Utilities Portfolio seeks to achieve its investment objective by investing primarily in equity securities, including common stocks and securities convertible into common stocks. For each of VIP Consumer Discretionary Portfolio, VIP Energy Portfolio, VIP Financial Services Portfolio, VIP Health Care Portfolio, VIP Industrials Portfolio, VIP Technology Portfolio, and VIP Utilities Portfolio, FMR does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

For each fund (other than VIP Financial Services):

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For purposes of each fund's (other than VIP Financial Services's) diversification limitation discussed above, Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

For purposes of each fund's (other than VIP Financial Services's) diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

For each fund:

The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to each fund's fundamental and non-fundamental limitations discussed above:

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements a fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For a fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Each fund intends to comply with the requirements of Section 12(d)(1)(G)(i)(IV) of the 1940 Act.

VIP Financial Services. The extent to which the fund may invest in a company that engages in securities-related activities is limited by federal securities laws.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Companies "Principally Engaged" in a Designated Business Activity. For purposes of each fund's policy of investing at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, FMR may consider a company to be principally engaged in the designated business activity or activities if: (i) at least a plurality of a company's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the company an industry or sector classification consistent with the designated business activity or activities.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500SM  Index (S&P 500®). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Limitations on Futures and Options Transactions. The trust, on behalf of each fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each fund is not subject to registration or regulation as a CPO.

Each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's® Investors Service, Standard & Poor's® (S&P®), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share (NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Temporary Defensive Policies. Each fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and in accordance with the policies described in this section.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Brokers

In selecting brokers or dealers (including affiliates of FMR) to execute each fund's portfolio transactions, FMR considers factors deemed relevant in the context of a particular trade and in regard to FMR's overall responsibilities with respect to each fund and other investment accounts, including any instructions from each fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using ECNs, electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMR; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best execution, FMR may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. FMR also may select a broker that charges more than the lowest available commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMR) that execute transactions for each fund may receive higher compensation from each fund than other brokers might have charged each fund, in recognition of the value of the brokerage or research products and services they provide to FMR or its affiliates.

Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; and investment recommendations. FMR may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement FMR's own research activities in providing investment advice to the funds.

Execution Services. In addition, products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including but not limited to communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in personal meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMR and its affiliates may use commission dollars to obtain certain products or services that are not used exclusively in FMR's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMR or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMR. FMR's expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services FMR receives from brokers are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

FMR's Decision-Making Process. Before causing a fund to pay a particular level of compensation, FMR will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to FMR, viewed in terms of the particular transaction for a fund or FMR's overall responsibilities to a fund or other investment companies and investment accounts. While FMR may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither FMR nor the funds incur an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist FMR and its affiliates in terms of its overall investment responsibilities to a fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMR or its affiliates.

Hard Dollar Research Contracts. FMR has arrangements with certain third-party research providers and brokers through whom FMR effects fund trades, whereby FMR may pay with hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. Even with such hard dollar payments, FMR may cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMR, or that may be available from another broker. FMR views its hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and to pay fund expenses, as described below, will decrease. FMR's determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FMR's part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMR may allocate brokerage transactions to brokers (who are not affiliates of FMR) who have entered into arrangements with FMR under which the broker, using predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses, which may be paid to FMR or its affiliates. Not all brokers with whom a fund trades have agreed to participate in brokerage commission recapture. FMR expects that brokers from whom FMR purchases research products and services with hard dollars are unlikely to participate in commission recapture.

Affiliated Transactions

FMR may place trades with certain brokers, including National Financial Services LLC (NFS), with whom it is under common control provided FMR determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by FMR or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by FMR to be appropriate and equitable to each fund or investment account. In some cases adherence to these procedures could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended December 31, 2006 and 2005, the portfolio turnover rates for each fund are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMR's investment outlook.

Turnover Rates	2006	2005
VIP Consumer Discretionary	 189%	 74%
VIP Energy	 151%	 107%
VIP Financial Services	 68%	 59%
VIP Health Care	 106%	 122%
VIP Industrials	 137%	 160%
VIP Technology	 269%	 249%
VIP Utilities	 139%	 100%


The following table shows the total amount of brokerage commissions paid by each fund, comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal years ended December 31, 2006, 2005, and 2004. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
VIP Consumer Discretionary	December 31
2006		$ 20,948	 0.18%
2005		$ 13,315	 0.12%
2004		$ 33,773	 0.32%
VIP Energy	December 31
2006		$ 791,453	 0.18%
2005		$ 761,938	 0.30%
2004		$ 178,907	 0.26%
VIP Financial Services	December 31
2006		$ 37,254	 0.09%
2005		$ 39,012	 0.12%
2004		$ 83,232	 0.20%
VIP Health Care	December 31
2006		$ 154,960	 0.15%
2005		$ 229,848	 0.25%
2004		$ 68,718	 0.10%
VIP Industrials	December 31
2006		$ 73,949	 0.12%
2005		$ 177,541	 0.30%
2004		$ 105,300	 0.34%
VIP Technology	December 31
2006		$ 563,039	 0.65%
2005		$ 894,710	 1.10%
2004		$ 816,486	 0.61%
VIP Utilities	December 31
2006		$ 118,542	 0.24%
2005		$ 89,790	 0.24%
2004		$ 58,311	 0.30%

The first table below shows the total amount of brokerage commissions paid by each fund to NFS for the past three fiscal years. The second table shows the approximate amount of aggregate brokerage commissions paid by a fund to NFS as a percentage of the approximate aggregate dollar amount of transactions for which the fund paid brokerage commissions as well as the percentage of transactions effected by a fund through NFS, in each case for the fiscal year ended 2006. NFS is paid on a commission basis.

Fund	Fiscal Year Ended	Total Amount Paid to NFS
VIP Consumer Discretionary	December 31
2006		$ 104
2005		$ 421
2004		$ 793
VIP Energy	December 31
2006		$ 2,037
2005		$ 9,610
2004		$ 3,362
VIP Financial Services
2006	December 31	$ 457
2005		$ 1,735
2004		$ 2,197
VIP Health Care	December 31
2006		$ 754
2005		$ 2,380
2004		$ 802
VIP Industrials	December 31
2006		$ 991
2005		$ 8,290
2004		$ 4,398
VIP Technology
2006	December 31	$ 13,434
2005		$ 16,718
2004		$ 34,107
VIP Utilities
2006	December 31	$ 890
2005		$ 3,175
2004		$ 806
Fund	Fiscal Year Ended 2006	% of Aggregate Commissions Paid to NFS	% of Aggregate Dollar Amount of Transactions Effected through NFS
VIP Consumer Discretionary	December 31	 0.50%	 1.96%
VIP Energy	December 31	 0.26%	 0.78%
VIP Financial Services(dagger)	December 31	 1.23%	 5.11%
VIP Health Care(dagger)	December 31	 0.49%	 3.12%
VIP Industrials(dagger)	December 31	 1.34%	 2.32%
VIP Technology(dagger)	December 31	 2.39%	 5.90%
VIP Utilities(dagger)	December 31	 0.75%	 2.54%

(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFS is a result of the low commission rates charged by NFS.

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The following table shows the dollar amount of brokerage commissions paid to firms for providing research services and the approximate dollar amount of the transactions involved for the fiscal year ended 2006.

Fund	Fiscal Year Ended 2006	$ Amount of Commissions Paid to Firms for Providing Research Services	$ Amount of Brokerage Transactions Involved
VIP Consumer Discretionary	December 31	$ 18,206	$ 30,804,555
VIP Energy	December 31	$ 739,377	$ 1,037,561,705
VIP Financial Services	December 31	$ 34,540	$ 52,887,215
VIP Health Care	December 31	$ 145,556	$ 186,187,967
VIP Industrials	December 31	$ 60,570	$ 90,378,491
VIP Technology	December 31	$ 538,704	$ 361,877,562
VIP Utilities	December 31	$ 113,402	$ 141,241,446

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VALUATION

The class's NAV is the value of a single share. The NAV of Investor Class is computed by adding Investor Class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting Investor Class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to Investor Class, and dividing the result by the number of Investor Class shares outstanding.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

BUYING AND SELLING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

The following information is only a summary of some of the tax consequences affecting insurance company separate accounts invested in the funds. No attempt has been made to discuss tax consequences affecting variable product owners. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to insurance company separate accounts invested in the fund. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. If a fund failed to qualify as a "regulated investment company" in any year, among other consequences, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code.

Each fund also intends to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder. These diversification requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the assets of an insurance company separate account that may be invested in the securities of a single issuer or a certain number of issuers. Because Section 817(h) and the regulations thereunder treat the assets of each fund as the assets of the related insurance company separate account, each fund must also satisfy these requirements. If a fund failed to satisfy these requirements, a variable annuity or variable life insurance product supported by an insurance company separate account invested in the fund would not be treated as an annuity or as life insurance for tax purposes and would no longer be eligible for tax deferral.

Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. Because each fund does not currently anticipate that securities of foreign issuers will constitute more than 50% of its total assets at the end of its fiscal year, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their tax returns with respect to foreign taxes withheld.

As of December 31, 2006, VIP Consumer Discretionary had an aggregate capital loss carryforward of approximately $299,913. This loss carryforward, all of which will expire on December 31, 2011, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

TRUSTEES AND OFFICERS

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Each of the Trustees oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund IV. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Dwight D. Churchill (53)

Year of Election or Appointment: 2005

Vice President of VIP Energy. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Boyce I. Greer (50)

Year of Election or Appointment: 2005

Vice President of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Eric D. Roiter (58)

Year of Election or Appointment: 2001

Secretary of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

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Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, and VIP Utilities. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

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Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

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Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 12 standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended December 31, 2006, the committee held 12 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended December 31, 2006, the committee held four meetings.

The Board of Trustees has established three Fund Oversight Committees: the Equity Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach), the Fixed-Income, International, and Special Committee (composed of Ms. Small (Chair), Ms. Knowles, and Mr. Dirks), and the Select and Asset Allocation Committee (composed of Dr. Heilmeier (Chair), Messrs. Keyes and Wolfe). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income, International, and Special Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues, and of international research. The Select and Asset Allocation Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. During the fiscal year ended December 31, 2006, the Equity Committee held 10 meetings, the Fixed-Income, International, and Special Committee held 11 meetings, and the Select and Asset Allocation Committee held 11 meetings.

The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach, Dr. Heilmeier, and Ms. Small) and the Fixed-Income Contract Committee (composed of Ms. Small (Chair), Mr. Dirks, and Ms. Knowles). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended December 31, 2006, each Fund Contract Committee held four meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Dirks (Chair), Gamper, and Stavropoulos, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended December 31, 2006, the Shareholder, Distribution and Brokerage Committee held 13 meetings.

The Audit Committee is composed of Ms. Knowles (Chair), Dr. Heilmeier, and Messrs. Keyes and Wolfe. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the Fidelity funds' financial statements and any material reports or inquiries received from regulators or governmental agencies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended December 31, 2006, the committee held 15 meetings.

The Governance and Nominating Committee is composed of Messrs. Lautenbach (Chair), Stavropoulos, and Wolfe. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended December 31, 2006, the committee held 10 meetings.

The Board of Trustees established the Compliance Committee (composed of Ms. Small (Chair), Ms. Knowles, and Messrs. Stavropoulos and Wolfe) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended December 31, 2006, the committee held 21 meetings.

The Proxy Voting Committee is composed of Messrs. Gamper (Chair), Dirks, and Keyes. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. During the fiscal year ended December 31, 2006, the committee held two meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2006.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Robert L. Reynolds
VIP Consumer Discretionary	none	none
VIP Energy	none	none
VIP Financial Services	none	none
VIP Health Care	none	none
VIP Industrials	none	none
VIP Technology	none	none
VIP Utilities	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Albert R. Gamper, Jr.	George H. Heilmeier	James H. Keyes	Marie L. Knowles
VIP Consumer Discretionary	none	none	none	none	none
VIP Energy	none	none	none	none	none
VIP Financial Services	none	none	none	none	none
VIP Health Care	none	none	none	none	none
VIP Industrials	none	none	none	none	none
VIP Technology	none	none	none	none	none
VIP Utilities	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	none	over $100,000
DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP Consumer Discretionary	none	none	none	none
VIP Energy	none	none	none	none
VIP Financial Services	none	none	none	none
VIP Health Care	none	none	none	none
VIP Industrials	none	none	none	none
VIP Technology	none	none	none	none
VIP Utilities	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended December 31, 2006.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	Dennis J. Dirks	Albert R. Gamper, Jr.	Robert M. Gates[2]	George H. Heilmeier	James H. Keyes[3]	Marie L. Knowles
VIP Consumer Discretionary	$ 3	$ 3	$ 4	$ 3	$ 3	$ 4
VIP Energy	$ 136	$ 135	$ 165	$ 132	$ 112	$ 146
VIP Financial Services	$ 12	$ 12	$ 14	$ 11	$ 10	$ 13
VIP Health Care	$ 32	$ 32	$ 39	$ 31	$ 24	$ 34
VIP Industrials	$ 19	$ 19	$ 23	$ 18	$ 16	$ 20
VIP Technology	$ 27	$ 27	$ 32	$ 26	$ 21	$ 29
VIP Utilities	$ 14	$ 14	$ 16	$ 13	$ 11	$ 15
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 363,500	$ 362,000	$ 435,788	$ 354,000	$ 295,500	$ 389,000
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	William O. McCoy[4]	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP Consumer Discretionary	$ 3	$ 3	$ 3	$ 3	$ 3
VIP Energy	$ 138	$ 133	$ 135	$ 134	$ 134
VIP Financial Services	$ 12	$ 11	$ 12	$ 12	$ 12
VIP Health Care	$ 32	$ 31	$ 32	$ 31	$ 32
VIP Industrials	$ 19	$ 19	$ 19	$ 19	$ 19
VIP Technology	$ 27	$ 26	$ 27	$ 26	$ 26
VIP Utilities	$ 14	$ 13	$ 14	$ 13	$ 14
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 369,333	$ 403,500B	$ 362,000	$ 358,500	$ 359,500

1 Edward C. Johnson 3d, Peter S. Lynch, and Robert L. Reynolds are interested persons and are compensated by FMR.

2 Dr. Gates served on the Board of Trustees through December 2006.

3 During the period from March 1, 2006 through December 31, 2006, Mr. Keyes served as a Member of the Advisory Board. Effective January 1, 2007, Mr. Keyes serves as a Member of the Board of Trustees.

4 Mr. McCoy served on the Board of Trustees through January 1, 2007.

A Reflects compensation received for the calendar year ended December 31, 2006 for 350 funds of 58 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2006, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $148,500; Albert R. Gamper, $146,670; Robert M. Gates, $189,144; George H. Heilmeier, $148,500; Marie L. Knowles, $163,500; Ned C. Lautenbach, $152,667; William O. McCoy, $148,500; Cornelia M. Small, $148,500; William S. Stavropoulos, $148,500; and Kenneth L. Wolfe, $148,500. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $39,213; and William O. McCoy, $85,287.

B Compensation figures include cash and may include amounts deferred at Mr. McCoy's election under a deferred compensation plan adopted by the other open-end registered investment companies in the fund complex (Other Open-End Funds). Pursuant to the deferred compensation plan, Mr. McCoy, as an Independent Trustee, may elect to defer receipt of all or a portion of his annual fees. Amounts deferred under the deferred compensation plan are credited to an account established for Mr. McCoy on the books of the Other Open-End Funds. Interest is accrued on amounts deferred under the deferred compensation plan. For the calendar year ended December 31, 2006, Mr. McCoy voluntarily elected to defer $47,000.

As of February 28, 2007, approximately 99.99% of VIP Consumer Discretionary's, 80.69% of VIP Energy's, 100.00% of VIP Financial Services', 99.98% of VIP Health Care's, 99.99% of VIP Industrials', 100.00% of VIP Technology's, and 100.00% of VIP Utilities' total outstanding shares, respectively, were held by FMR affiliates. FMR Corp. is the ultimate parent company of these FMR affiliates. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page <Click Here>, Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of each fund's shares, the Trustees, Member of the Advisory Board, and officers of the fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of February 28, 2007, the following owned of record and/or beneficial 5% or more of each class's outstanding shares:

VIP Consumer Discretionary: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (64.87%); Fidelity Investments, Boston, MA (28.89%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.24%).

VIP Consumer Discretionary: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (92.43%).

VIP Energy: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (90.41%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.71%).

VIP Energy: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (93.46%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.27%).

VIP Energy: Service Class 2: Nationwide Financial, Columbus, OH (98.33%).

VIP Financial Services: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (90.09%); Empire Fidelity Investments Life Insurance Company, New York, NY (9.92%).

VIP Financial Services: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (90.01%); Empire Fidelity Investments Life Insurance Company, New York, NY (9.11%).

VIP Health Care: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (89.62%); Empire Fidelity Investments Life Insurance Company, New York, NY (10.35%).

VIP Health Care: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (92.65%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.74%).

VIP Industrials: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (80.52%); Fidelity Investments, Boston, MA (11.06%); Empire Fidelity Investments Life Insurance Company, New York, NY (8.41%).

VIP Industrials: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (92.59%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.47%).

VIP Technology: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (90.05%); Empire Fidelity Investments Life Insurance Company, New York, NY (9.97%).

VIP Technology: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (94.62%).

VIP Utilities: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (86.33%); Empire Fidelity Investments Life Insurance Company, New York, NY (8.27%); Fidelity Investments, Boston, MA (5.44%).

VIP Utilities: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (83.55%); Empire Fidelity Investments Life Insurance Company, New York, NY (15.81%).

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), FRAC, formerly known as Fidelity Management & Research (Far East) Inc., and FMR Co., Inc. (FMRC). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity International Investment Advisors (FIIA), Fidelity Investments Japan Limited (FIJ), and Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. At present, the primary business activities of FIL and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

FMR, FMRC, FMR U.K., FRAC, FIJ, FIIA, FIIA(U.K.)L (the Investment Advisers), FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent and pricing and bookkeeping agent, and the costs associated with securities lending, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. Each fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fees. For the services of FMR under the management contract, each fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-		6.4900	50.3823
6	-		9.4600	100.3512
9	-		12.4300	150.3371
12	-		15.4000	200.3284
15	-		18.3850	250.3219
18	-		21.3700	300.3163
21	-		24.3600	350.3113
24	-		30.3500	400.3067
30	-		36.3450	450.3024
36	-		42.3400	500.2982
42	-		48.3350	550.2942
48	-		66.3250	600.2904
66	-		84.3200	650.2870
84	-		102.3150	700.2838
102	-		138.3100	750.2809
138	-		174.3050	800.2782
174	-		210.3000	850.2756
210	-		246.2950	900.2732
246	-		282.2900	950.2710
282	-		318.2850	1,000.2689
318	-		354.2800	1,050.2669
354	-		390.2750	1,100.2649
390	-		426.2700	1,150.2631
426	-		462.2650	1,200.2614
462	-		498.2600	1,250.2597
498	-		534.2550	1,300.2581
534	-		587.2500	1,350.2566
587	-		646.2463	1,400.2551
646	-		711.2426
711	-		782.2389
782	-		860.2352
860	-		946.2315
946	-		1,041.2278
1,041	-		1,145.2241
1,145	-		1,260.2204
Over			1,260.2167

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,177 billion of group net assets - the approximate level for December 2006 - was 0.2621%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,177 billion.

Each fund's individual fund fee rate is 0.30%. Based on the average group net assets of the funds advised by FMR for December 2006, each fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
VIP Consumer Discretionary	0.2621%	+	0.3000%	=	0.5621%
VIP Energy	0.2621%	+	0.3000%	=	0.5621%
VIP Financial Services	0.2621%	+	0.3000%	=	0.5621%
VIP Health Care	0.2621%	+	0.3000%	=	0.5621%
VIP Industrials	0.2621%	+	0.3000%	=	0.5621%
VIP Technology	0.2621%	+	0.3000%	=	0.5621%
VIP Utilities	0.2621%	+	0.3000%	=	0.5621%

One-twelfth of the management fee rate is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund	Fiscal Years Ended December 31	Management Fees Paid to FMR
VIP Consumer Discretionary	2006	$ 65,645
	2005	$ 62,363
	2004	$ 61,441
VIP Energy	2006	$ 2,537,706
	2005	$ 1,434,953
	2004	$ 396,073
VIP Financial Services	2006	$ 228,316
	2005	$ 192,241
	2004	$ 234,228
VIP Health Care	2006	$ 568,676
	2005	$ 525,296
	2004	$ 381,536
VIP Industrials	2006	$ 356,110
	2005	$ 334,600
	2004	$ 174,752
VIP Technology	2006	$ 489,706
	2005	$ 465,622
	2004	$ 779,318
VIP Utilities	2006	$ 278,861
	2005	$ 216,748
	2004	$ 111,795

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase the class's returns, and repayment of the reimbursement by the class will lower its returns.

Sub-Adviser - FMRC. On behalf of each fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund.

Under the terms of the sub-advisory agreements for each fund, FMR pays FMRC fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FMRC are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.


Fees paid to FMRC by FMR on behalf of each fund for the past three fiscal years are shown in the following table.

Fund	Fiscal Year Ended December 31	Fees Paid to FMRC
VIP Consumer Discretionary	2006	$ 32,818
	2005	$ 31,488
	2004	$ 30,721
VIP Energy	2006	$ 1,268,645
	2005	$ 658,729
	2004	$ 197,970
VIP Financial Services	2006	$ 113,850
	2005	$ 97,778
	2004	$ 117,096
VIP Health Care	2006	$ 284,317
	2005	$ 248,496
	2004	$ 190,760
VIP Industrials	2006	$ 178,045
	2005	$ 169,170
	2004	$ 87,329
VIP Technology	2006	$ 244,820
	2005	$ 240,917
	2004	$ 389,552
VIP Utilities	2006	$ 139,470
	2005	$ 107,833
	2004	$ 55,893

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into a master international research agreement with FIIA. On behalf of each fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States.

Under the terms of the master international research agreement, FMR pays FIIA an amount based on a fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the terms of the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

For the past three fiscal years, no fees were paid to FIIA(U.K.)L and FIJ on behalf of the funds for providing investment advice and research services pursuant to the research agreements.

For providing investment advice and research services pursuant to the research agreements, fees paid to FIIA, on behalf of VIP Consumer Discretionary, VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FIIA
VIP Consumer Discretionary
2006	$ 234
2005	$ 259
2004	$ 289
VIP Energy
2006	$ 6,996
2005	$ 10,870
2004	$ 4,379
VIP Financial Services
2006	$ 873
2005	$ 668
2004	$ 213
VIP Health Care
2006	$ 1,433
2005	$ 2,776
2004	$ 709
VIP Industrials
2006	$ 1,039
2005	$ 1,629
2004	$ 464
VIP Technology
2006	$ 2,443
2005	$ 3,351
2004	$ 6,036
VIP Utilities
2006	$ 2
2005	$ 22
2004	$ 5

Sub-Adviser - FRAC. On behalf of each fund, FMR, FMRC, and FRAC have entered into a research agreement. Pursuant to the research agreement, FRAC provides investment advice and research services on domestic issuers. The Board of Trustees approved the new research agreement with FRAC on January 19, 2006.

Under the terms of the research agreement, FMR and FMRC agree, in the aggregate, to pay FRAC a monthly fee equal to 110% of FRAC's costs incurred in providing investment advice and research services for each fund.



Fees paid to FRAC on behalf of each fund for the past fiscal year are shown in the following table.

Fund	Fiscal Year Ended December 31	Fees Paid to FRAC
VIP Consumer Discretionary	2006	$ 3,601
VIP Energy	2006	$ 79,942
VIP Financial Services	2006	$ 11,488
VIP Health Care	2006	$ 17,020
VIP Industrials	2006	$ 12,735
VIP Technology	2006	$ 16,022
VIP Utilities	2006	$ 19,085

Sub-Advisers - FMR U.K., FRAC, and FIJ. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. and FRAC. On behalf of each fund, FRAC has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services).

Under the terms of the sub-advisory agreements, for providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

  FMR pays FMR U.K. fees equal to 110% of FMR U.K.'s costs incurred in connection with providing investment advice and research services.
  FMR pays FRAC fees equal to 105% of FRAC's costs incurred in connection with providing investment advice and research services.
  FRAC pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FRAC.

Under the terms of the sub-advisory agreements, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

  FMR pays FMR U.K. a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FMR pays FRAC a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FRAC pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advisory and order execution services for a fund to FRAC.

For the past three fiscal years, no fees were paid to FMR U.K., FRAC, and FIJ on behalf of the funds for providing non-discretionary investment advice and research services pursuant to the sub-advisory agreements.



For the past three fiscal years, no fees were paid to FMR U.K., on behalf of the funds for providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements.

For the past three fiscal years, no fees were paid to FRAC and FIJ on behalf of VIP Consumer Discretionary and VIP Utilities for providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements.

For providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements, fees paid to FRAC, and FIJ on behalf of VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, and VIP Technology for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FRAC	Fees Paid by FRAC to FIJ
VIP Energy
2006	$ 29	$ 459
2005	$ 8	$ 135
2004	$ 0	$ 0
VIP Financial Services
2006	$ 294	$ 1,971
2005	$ 0	$ 675
2004	$ 0	$ 0
VIP Health Care
2006	$ 5	$ 243
2005	$ 5	$ 81
2004	$ 0	$ 0
VIP Industrials
2006	$ 2	$ 0
2005	$ 3	$ 135
2004	$ 1	$ 108
VIP Technology
2006	$ 26	$ 945
2005	$ 19	$ 324
2004	$ 34	$ 0


The following persons are research analysts and are the portfolio managers of the fund(s) indicated. Research analysts who also manage sector funds, such as the funds, are referred to as sector fund managers.

Sector Fund Manager(s)	Fund(s)

John Harris[1]	VIP Consumer Discretionary
John Dowd	VIP Energy
Brian Younger & Richard Manuel	VIP Financial Services
Aaron Cooper	VIP Health Care
Tobias Welo	VIP Industrials
Yun-Min Chai	VIP Technology
Douglas Simmons	VIP Utilities

1 Mr. Harris was appointed to manage VIP Consumer Discretionary effective April 11, 2007. Information with respect to his holdings and other accounts managed will be updated in a supplement to this SAI.

Each sector fund manager receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of December 31, 2006 (January 31, 2007 for Mr. Welo and February 28, 2007 for Mr. Younger and Mr. Manuel), each sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

Each sector fund manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of each sector fund manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager's designated sector team. The pre-tax investment performance of each sector fund manager's fund(s) and account(s) is weighted according to the sector fund manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years. The portion of each sector fund manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the index identified below for the fund. Each sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, sector fund managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

Fund(s)	Sector Index
VIP Consumer Discretionary	MSCI US Investable Market Consumer Discretionary Index
VIP Energy	MSCI US Investable Market Energy Index
VIP Financial Services	MSCI US Investable Market Financial Services Index
VIP Health Care	MSCI US Investable Market Health Care Index
VIP Industrials	MSCI US Investable Market Industrials Index
VIP Technology	MSCI US Investable Market Technology Index
VIP Utilities	MSCI US Investable Market Utilities Index

A sector fund manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a sector fund manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A sector fund manager's base pay and bonus opportunity tend to increase with the sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a sector fund manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a sector fund manager's responsibilities as a portfolio manager of a sector fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.



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The following table provides information relating to other accounts managed by Mr. Dowd as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 6,799	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Energy Portfolio ($402 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Younger as February 28, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,565	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Financial Services Portfolio ($56 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Manuel as February 28, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,693	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Financial Services Portfolio ($56 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Cooper as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,606	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Health Care Portfolio ($86 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Welo as of January 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,197	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Industrials Portfolio ($65 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Chai as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,427	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Technology Portfolio ($81 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Simmons as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 2,948	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,599	none	none

* Includes VIP Utilities Portfolio ($96 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides the dollar range of shares of a fund beneficially owned by its sector fund manager:

Dollar Range of Fund Shares Owned as of December 31, 2006*:

Sector Fund Manager(s)	Fund(s)	Dollar Range of Shares
John Dowd	VIP Energy	None
Brian Younger	VIP Financial Services	None
Richard Manuel	VIP Financial Services	None
Aaron Cooper	VIP Health Care	None
Tobias Welo	VIP Industrials	None
Yun-Min Chai	VIP Technology	None
Douglas Simmons	VIP Utilities	None

* Tobias Welo is as of January 31, 2007 and Brian Younger and Richard Manuel are as of February 28, 2007

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

 A. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

 B. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

 C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

 D. Non-routine proposals will generally be voted in accordance with the guidelines.

 E. Non-routine proposals not covered by the guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR's Investment and Advisor Compliance Department. A significant pattern of such proposals or other special circumstances will be referred to the Fund Board Proxy Voting Committee or its designee.

 F. FMR will vote on shareholder proposals not specifically addressed by the guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

 G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of these guidelines, but FMR may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

 H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

 I. Where a management-sponsored proposal is inconsistent with the guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

 A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; Poison Pills; and any other provision that eliminates or limits shareholder rights.

 B. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

 C. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

 D. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

 E. Sunset provision - a condition in a charter or plan that specifies an expiration date.

 F. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

 G. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

 H. Large Capitalization Company - a company included in the Russell 1000 stock index.

 I. Small Capitalization Company - a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

 I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

III. Directors

 A. Incumbent Directors

 FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

 FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

 1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

 With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

 a. The Poison Pill includes a Sunset Provision of less than 5 years;

 b. The Poison Pill includes a Permitted Bid Feature;

 c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

 d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

 FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

 2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options.

 4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether it has been proven that the company engaged in options backdating.

 5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to these guidelines and the company has failed to act on that commitment.

 6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

 B. Indemnification

 FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

 C. Independent Chairperson

 FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

 D. Majority Director Elections

 FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

 A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards).

 FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

 1. (a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large Capitalization Company, 15% for a Small Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the plan or the amendments is acceptable.

 2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

 3. The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

 4. Awards to non-employee directors are subject to management discretion.

 5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

 FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

 1. The shares are granted by a compensation committee composed entirely of independent directors; and

 2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

 B. Equity Exchanges and Repricing

 FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

 1. Whether the proposal excludes senior management and directors;

 2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

 3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

 4. The company's relative performance compared to other companies within the relevant industry or industries;

 5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

 6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

 C. Employee Stock Purchase Plans

 FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

 D. Employee Stock Ownership Plans (ESOPs)

 FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

 E. Executive Compensation

 FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

 F. Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

 FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

 A. The Poison Pill includes the following features:

 1. A sunset provision of no greater than 5 years;

 2. Linked to a business strategy that is expected to result in greater value for the shareholders;

 3.Requires shareholder approval to be reinstated upon expiration or if amended;

 4.Contains a Permitted Bid Feature; and

 5. Allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

 C. It is a fair price amendment that considers a two-year price history or less.

 FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

 A. Increases in Common Stock

 FMR will generally vote against a provision to increase a Company's common stock if such increase will result in a total number of authorized shares greater than 3 times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to 5 times the current number of outstanding and scheduled to be issued shares is generally acceptable.

 B. New Classes of Shares

 FMR will generally vote against the introduction of new classes of stock with differential voting rights.

 C. Cumulative Voting Rights

 FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

 D. Acquisition or Business Combination Statutes

 FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

 E. Incorporation or Reincorporation in Another State or Country

 FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Auditors

 A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.

 B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor for audit or non-audit services for the company.

VIII. Shares of Investment Companies

 A. When a Fidelity Fund invests in an underlying Fidelity fund, FMR will vote in the same proportion as all other shareholders of such underlying fund or class ("echo voting").

 B. Certain Fidelity Funds may invest in shares of Fidelity Central Funds. Central Fund shares, which are held exclusively by Fidelity funds or accounts managed by an FMR affiliate, will be voted in favor of proposals recommended by the Central Funds' Board of Trustees.

IX. Other

 A. Voting Process

 FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans on behalf of Investor Class of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Investor Class and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Investor Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Investor Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Investor Class shares and/or support services that benefit variable product owners. In addition, each Investor Class Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, primarily insurance companies or their affiliated broker-dealers or other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Investor Class shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit Investor Class and variable product owners. In particular, the Trustees noted that each Plan does not authorize payments by Investor Class other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain support services that benefit variable product owners may be provided more effectively under the Plans by insurance companies and their affiliates with whom variable product owners have other relationships.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC or an affiliate may compensate intermediaries (primarily insurance companies or their affiliated broker-dealers or other service-providers) that distribute and/or service the funds. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sale of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.10% of the total assets of all VIP Funds on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

These additional payments and expenses, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The funds' transfer agent or an affiliate may also make payments and reimbursements from their own resources to certain intermediaries for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

TRANSFER AND SERVICE AGENT AGREEMENTS

Investor Class of each fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for Investor Class of each fund.

For providing transfer agency services, FIIOC receives an asset-based fee, calculated and paid monthly on the basis of Investor Class's average daily net assets, with respect to each account in a fund.

The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FIIOC receives a separate asset-based monthly fee from each fund to cover the expense of typesetting and printing prospectuses, statements of additional information, and other reports to existing shareholders, with the exception of proxy statements.

FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries for transfer agency and related recordkeeping services with respect to insurance contract owners' accounts. Because intermediaries may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.

Each fund has entered into a service agent agreement with FSC, an affiliate of FMR (or an agent, including an affiliate). Each fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for Investor Class of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the funds are 0.0389% of the first $500 million of average net assets, 0.0275% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the following table.

Fund	2006	2005	2004
VIP Consumer Discretionary	$ 4,586	$ 4,093	$ 30,001
VIP Energy	$ 181,503	$ 92,550	$ 33,207
VIP Financial Services	$ 15,897	$ 12,621	$ 30,016
VIP Health Care	$ 39,159	$ 34,503	$ 30,017
VIP Industrials	$ 24,633	$ 21,975	$ 29,989
VIP Technology	$ 33,781	$ 30,588	$ 50,883
VIP Utilities	$ 19,595	$ 14,232	$ 30,001

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

For the fiscal years ended December 31, 2006, 2005, and 2004, VIP Consumer Discretionary did not pay FSC for securities lending.


Payments made by VIP Energy, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities to FSC for securities lending for the past three fiscal years are shown in the following table.

Fund	2006	2005	2004
VIP Energy	$ 4,430	$ 2,535	$ 100
VIP Financial Services	$ 204	$ 106	$ 15
VIP Health Care	$ 408	$ 66	$ 6
VIP Industrials	$ 236	$ 41	$ 20
VIP Technology	$ 669	$ 298	$ 535
VIP Utilities	$ 142	$ 59	$ 0

DESCRIPTION OF THE TRUST

Trust Organization. Consumer Discretionary Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Technology Portfolio, and Utilities Portfolio are funds of Variable Insurance Products Fund IV, an open-end management investment company created under an initial declaration of trust dated June 1, 1983. On October 1, 2006, Consumer Discretionary Portfolio changed its name from Consumer Industries Portfolio to Consumer Discretionary Portfolio; Energy Portfolio changed its name from Natural Resources Portfolio to Energy Portfolio; Industrials Portfolio changed its name from Cyclical Industries Portfolio to Industrials Portfolio; and Utilities Portfolio changed its name from Telecommunications & Utilities Growth Portfolio to Utilities Portfolio. Currently, there are 36 funds offered in Variable Insurance Products Fund IV: Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Freedom Income Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Growth Stock Portfolio, Health Care Portfolio, Industrials Portfolio, International Capital Appreciation Portfolio, Investor Freedom Income Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Materials Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications Portfolio, Utilities Portfolio, and Value Leaders Portfolio. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of VIP Energy. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of VIP Consumer Discretionary, VIP Financial Services, VIP Health Care, VIP Industrials, VIP Technology, and VIP Utilities. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Energy in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for each fund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended December 31, 2006, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3 (c)(7) of the 1940 Act.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

1. Each fund will provide a full list of holdings as of the end of the fund's fiscal quarter on www.advisor.fidelity.com 60 days after its fiscal quarter-end.

2. Each fund will provide its top ten holdings (excluding cash and futures) as of the end of the calendar quarter on www.fidelity.com 15 or more days after the calendar quarter-end. This information may also be provided to insurance companies via an electronic reporting tool at that time.

This information will be available on the web site until updated for the next applicable period.

Each fund may also from time to time provide specific fund level performance attribution information and statistics to the Board or third parties, such as variable product owners or prospective variable product owners, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full holdings daily, on the next business day); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly, four or more calendar days after the end of the week); Moody's Investors Service (full holdings weekly, four or more calendar days after the end of the week); and Anacomp Inc. (full or partial holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Freedom Funds

Initial Class, Service Class, and Service Class 2

Freedom Income Portfolio

Freedom 2005 Portfolio

Freedom 2010 Portfolio

Freedom 2015 Portfolio

Freedom 2020 Portfolio

Freedom 2025 Portfolio

Freedom 2030 Portfolio

Prospectus

April 30, 2007

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Freedom Income Portfolio seeks high total return with a secondary objective of principal preservation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.
  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Freedom 2005 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2005.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2005).
  Using an asset allocation as of December 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

Fund Summary - continued

  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Freedom 2010 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).
  Using an asset allocation as of December 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

Prospectus

  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Freedom 2015 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).
  Using an asset allocation as of December 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Freedom 2020 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).
  Using an asset allocation as of December 31, 2006 of approximately:

Prospectus

Fund Summary - continued



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Freedom 2025 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).
  Using an asset allocation as of December 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Prospectus

  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).
  Using an asset allocation as of December 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance


The following information is intended to help you understand the risks of investing in each fund. The information illustrates each fund's performance over the past year as represented by the performance of Initial Class, and compares each class of each fund to the performance of a market index and a combination of market indexes over various periods of time. Returns for each class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for each class of each fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Prospectus

Fund Summary - continued

Year-by-Year Returns

VIP Freedom Income - Initial Class
Calendar Years	2006
6.94%



During the period shown in the chart for Initial Class of VIP Freedom Income:	Returns	Quarter ended
Highest Quarter Return	 2.85%	September 30, 2006
Lowest Quarter Return	 0.10%	June 30, 2006
Year-to-Date Return	 1.59%	March 31, 2007
VIP Freedom 2005 - Initial Class
Calendar Years	2006
9.59%



During the period shown in the chart for Initial Class of VIP Freedom 2005:	Returns	Quarter ended
Highest Quarter Return	 4.14%	December 31, 2006
Lowest Quarter Return	 -0.91%	June 30, 2006
Year-to-Date Return	 2.24%	March 31, 2007
VIP Freedom 2010 - Initial Class
Calendar Years	2006
9.82%



During the period shown in the chart for Initial Class of VIP Freedom 2010:	Returns	Quarter ended
Highest Quarter Return	 4.31%	December 31, 2006
Lowest Quarter Return	 -0.90%	June 30, 2006
Year-to-Date Return	 2.16%	March 31, 2007
VIP Freedom 2015 - Initial Class
Calendar Year	2006
11.04%



During the period shown in the chart for Initial Class of VIP Freedom 2015:	Returns	Quarter ended
Highest Quarter Return	 4.82%	December 31, 2006
Lowest Quarter Return	 -0.97%	June 30, 2006
Year-to-Date Return	 2.31%	March 31, 2007
VIP Freedom 2020 - Initial Class
Calendar Year	2006
11.95%



During the period shown in the chart for Initial Class of VIP Freedom 2020:	Returns	Quarter ended
Highest Quarter Return	 5.38%	December 31, 2006
Lowest Quarter Return	 -1.30%	June 30, 2006
Year-to-Date Return	 2.53%	March 31, 2007
VIP Freedom 2025 - Initial Class
Calendar Year	2006
12.49%



During the period shown in the chart for Initial Class of VIP Freedom 2025:	Returns	Quarter ended
Highest Quarter Return	 5.67%	December 31, 2006
Lowest Quarter Return	 -1.37%	June 30, 2006
Year-to-Date Return	 2.55%	March 31, 2007
VIP Freedom 2030 - Initial Class
Calendar Year	2006
13.20%



During the period shown in the chart for Initial Class of VIP Freedom 2030:	Returns	Quarter ended
Highest Quarter Return	 6.22%	December 31, 2006
Lowest Quarter Return	 -1.61%	June 30, 2006
Year-to-Date Return	 2.66%	March 31, 2007

Average Annual Returns

For the periods ended December 31, 2006	Past 1 year	Life of classA
VIP Freedom Income
Initial Class	 6.94%	 6.88%
Service Class	 6.83%	 6.77%
Service Class 2	 6.61%	 6.58%
Lehman Brothers® Aggregate Bond Index	 4.33%	 3.63%
Fidelity Freedom Income Composite Index	 6.98%	 6.48%
VIP Freedom 2005
Initial Class	 9.59%	 10.52%
Service Class	 9.48%	 10.42%
Service Class 2	 9.34%	 10.26%
Lehman Brothers Aggregate Bond Index	 4.33%	 3.63%
Fidelity Freedom 2005 Composite Index	 10.66%	 10.27%
VIP Freedom 2010
Initial Class	 9.82%	 10.88%
Service Class	 9.78%	 10.76%
Service Class 2	 9.58%	 10.58%
Lehman Brothers Aggregate Bond Index	 4.33%	 3.63%
Fidelity Freedom 2010 Composite Index	 10.92%	 10.55%
VIP Freedom 2015
Initial Class	 11.04%	 12.69%
Service Class	 10.94%	 12.59%
Service Class 2	 10.84%	 12.44%
S&P 500® Index	 15.79%	 15.36%
Fidelity Freedom 2015 Composite Index	 12.38%	 12.20%
VIP Freedom 2020
Initial Class	 11.95%	 13.99%
Service Class	 11.81%	 13.88%
Service Class 2	 11.70%	 13.74%
S&P 500 Index	 15.79%	 15.36%
Fidelity Freedom 2020 Composite Index	 13.95%	 13.92%
VIP Freedom 2025
Initial Class	 12.49%	 14.87%
Service Class	 12.39%	 14.77%
Service Class 2	 12.18%	 14.58%
S&P 500 Index	 15.79%	 15.36%
Fidelity Freedom 2025 Composite Index	 14.41%	 14.51%
VIP Freedom 2030
Initial Class	 13.20%	 15.97%
Service Class	 13.15%	 15.92%
Service Class 2	 12.92%	 15.69%
S&P 500 Index	 15.79%	 15.36%
Fidelity Freedom 2030 Composite Index	 15.73%	 15.80%

A From April 26, 2005

Lehman Brothers® Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Standard & Poor's 500SM  Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Each of Fidelity Freedom Income Composite Index, Fidelity Freedom 2005 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2015 Composite Index, Fidelity Freedom 2020 Composite Index, Fidelity Freedom 2025 Composite Index, and Fidelity Freedom 2030 Composite Index is a hypothetical representation of the performance of each VIP Freedom Fund's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for the VIP Freedom Funds with target retirement dates, to reflect the increasingly conservative asset allocations. The following indexes are used to represent each VIP Freedom Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones Wilshire 5000 Composite IndexSM  (Dow Jones Wilshire 5000), international equity - the Morgan Stanley Capital InternationalSM  Europe, Australasia, and Far East (MSCI® EAFE®) Index, investment grade fixed-income - the Lehman Brothers Aggregate Bond Index, high yield fixed-income - the Merrill Lynch® U.S. High Yield Master II Constrained Index, and short-term - the Lehman Brothers 3-Month Treasury Bill Index.

Prospectus

Fund Summary - continued

Dow Jones Wilshire 5000 Composite Index (Dow Jones Wilshire 5000) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Lehman Brothers 3-Month Treasury Bill Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months. It excludes zero coupon strips.

Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of a fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product.

Fees (paid by the variable product owner directly)

	Initial Class	Service Class	Service Class 2
Sales charge (load) on purchases and reinvested distributions	Not Applicable	Not Applicable	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable	Not Applicable	Not Applicable

Annual operating expenses (paid from class assets)

		Initial Class	Service Class	Service Class 2
VIP Freedom Income	Management fee 	None	None	None
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses	None	None	None
	Acquired fund fees and expenses 	0.46%	0.46%	0.46%
	Total annual class operating expensesA,B	0.46%	0.56%	0.71%
VIP Freedom 2005	Management fee 	None	None	None
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses	None	None	None
	Acquired fund fees and expenses 	0.56%	0.56%	0.56%
	Total annual class operating expensesA,B	0.56%	0.66%	0.81%
VIP Freedom 2010	Management fee 	None	None	None
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses	None	None	None
	Acquired fund fees and expenses 	0.57%	0.57%	0.57%
	Total annual class operating expensesA,B	0.57%	0.67%	0.82%
VIP Freedom 2015	Management fee 	None	None	None
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses	None	None	None
	Acquired fund fees and expenses 	0.61%	0.61%	0.61%
	Total annual class operating expensesA,B	0.61%	0.71%	0.86%
VIP Freedom 2020	Management fee 	None	None	None
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses	None	None	None
	Acquired fund fees and expenses 	0.64%	0.64%	0.64%
	Total annual class operating expensesA,B	0.64%	0.74%	0.89%
VIP Freedom 2025	Management fee 	None	None	None
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses	None	None	None
	Acquired fund fees and expenses 	0.65%	0.65%	0.65%
	Total annual class operating expensesA,B	0.65%	0.75%	0.90%
VIP Freedom 2030	Management fee 	None	None	None
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses	None	None	None
	Acquired fund fees and expenses 	0.68%	0.68%	0.68%
	Total annual class operating expensesA,B	0.68%	0.78%	0.93%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

B FMR has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

	Initial Class	Effective Date	Service Class	Effective Date	Service Class 2	Effective Date
VIP Freedom Income	0.00%	4/26/05	0.10%	4/26/05	0.25%	4/26/05
VIP Freedom 2005	0.00%	4/26/05	0.10%	4/26/05	0.25%	4/26/05
VIP Freedom 2010	0.00%	4/26/05	0.10%	4/26/05	0.25%	4/26/05
VIP Freedom 2015	0.00%	4/26/05	0.10%	4/26/05	0.25%	4/26/05
VIP Freedom 2020	0.00%	4/26/05	0.10%	4/26/05	0.25%	4/26/05
VIP Freedom 2025	0.00%	4/26/05	0.10%	4/26/05	0.25%	4/26/05
VIP Freedom 2030	0.00%	4/26/05	0.10%	4/26/05	0.25%	4/26/05

These arrangements may be discontinued by FMR at any time.

Prospectus

Fund Summary - continued

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This example helps compare the cost of investing in the VIP Freedom Funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of a VIP Freedom Fund were redeemed at the end of each time period indicated:

		Initial Class	Service Class	Service Class 2
VIP Freedom Income	1 year	$ 47	$ 57	$ 73
	3 years	$ 148	$ 179	$ 227
	5 years	$ 258	$ 313	$ 395
	10 years	$ 579	$ 701	$ 883
VIP Freedom 2005	1 year	$ 57	$ 67	$ 83
	3 years	$ 179	$ 211	$ 259
	5 years	$ 313	$ 368	$ 450
	10 years	$ 701	$ 822	$ 1,002
VIP Freedom 2010	1 year	$ 58	$ 68	$ 84
	3 years	$ 183	$ 214	$ 262
	5 years	$ 318	$ 373	$ 455
	10 years	$ 714	$ 835	$ 1,014
VIP Freedom 2015	1 year	$ 62	$ 73	$ 88
	3 years	$ 195	$ 227	$ 274
	5 years	$ 340	$ 395	$ 477
	10 years	$ 762	$ 883	$ 1,061
VIP Freedom 2020	1 year	$ 65	$ 76	$ 91
	3 years	$ 205	$ 237	$ 284
	5 years	$ 357	$ 411	$ 493
	10 years	$ 798	$ 918	$ 1,096
VIP Freedom 2025	1 year	$ 66	$ 77	$ 92
	3 years	$ 208	$ 240	$ 287
	5 years	$ 362	$ 417	$ 498
	10 years	$ 810	$ 930	$ 1,108
VIP Freedom 2030	1 year	$ 69	$ 80	$ 95
	3 years	$ 218	$ 249	$ 296
	5 years	$ 379	$ 433	$ 515
	10 years	$ 847	$ 966	$ 1,143

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Freedom Income Portfolio seeks high total return with a secondary objective of principal preservation.

Each of VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, and VIP Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

Strategic Advisers®, Inc. (Strategic Advisers) invests each VIP Freedom Fund's assets in a combination of Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and short-term funds (underlying Fidelity funds). The VIP Freedom Funds differ primarily due to their asset allocations among these fund types. The target asset allocation strategy for each VIP Freedom Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of each VIP Freedom Fund with a target retirement date (VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, VIP Freedom 2030, which is designed for investors planning to retire around the year 2030, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, VIP Freedom 2010, whose target retirement year is less than five years away has a relatively conservative target asset allocation, with less than half of its assets invested in equity funds and the majority of its assets invested in fixed-income and short-term funds.

VIP Freedom Income is designed for investors in their retirement years. Strategic Advisers allocates the fund's assets according to a stable target asset allocation that emphasizes fixed-income and short-term funds but also includes a small amount of equity funds.

The following table contains guidelines designed to help investors select an appropriate VIP Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 65.

Retirement Year	Fund
Retired before 2000	VIP Freedom Income
2000 - 2007	VIP Freedom 2005
2008 - 2012	VIP Freedom 2010
2013 - 2017	VIP Freedom 2015
2018 - 2022	VIP Freedom 2020
2023 - 2027	VIP Freedom 2025
2028 - 2032	VIP Freedom 2030

The following table lists the underlying Fidelity funds in which each VIP Freedom Fund currently may invest and each VIP Freedom Fund's approximate asset allocation to each underlying Fidelity fund as of December 31, 2006. Strategic Advisers may change these percentages over time.

Fund Categories	VIP Freedom Income	VIP Freedom 2005	VIP Freedom 2010	VIP Freedom 2015	VIP Freedom 2020	VIP Freedom 2025	VIP Freedom 2030
EQUITY FUNDS Domestic Equity Funds
VIP Growth & Income Portfolio	 3.7%	 7.3%	 7.5%	 8.6%	 10.1%	 10.6%	 12.1%
VIP Equity-Income Portfolio	 3.8%	 7.4%	 7.5%	 8.7%	 10.3%	 10.7%	 12.2%
VIP Growth Portfolio	 3.7%	 7.1%	 7.3%	 8.4%	 9.9%	 10.3%	 11.8%
VIP Contrafund Portfolio	 3.2%	 6.3%	 6.4%	 7.4%	 8.7%	 9.1%	 10.4%
VIP Value Portfolio	 3.2%	 6.3%	 6.4%	 7.3%	 8.7%	 9.1%	 10.3%
VIP Mid Cap Portfolio	 1.3%	 2.6%	 2.7%	 3.1%	 3.6%	 3.8%	 4.4%
VIP Value Strategies Portfolio	 1.3%	 2.7%	 2.7%	 3.1%	 3.7%	 3.8%	 4.4%
International Equity Fund
VIP Overseas Portfolio	 0.0%	 10.1%	 10.5%	 12.1%	 14.2%	 15.0%	 17.0%
FIXED-INCOME FUNDS Investment-Grade Fixed-Income Fund
VIP Investment Grade Bond Portfolio	 34.8%	 34.2%	 34.4%	 30.2%	 23.1%	 20.1%	 10.0%
High Yield Fixed-Income Fund
VIP High Income Portfolio	 5.1%	 5.0%	 5.0%	 6.3%	 7.5%	 7.5%	 7.4%
Short-Term Fund
VIP Money Market Portfolio	 39.9%	 11.0%	 9.6%	 4.8%	 0.2%	 0.0%	 0.00%
 Note: The allocation percentages may not add to 100% due to rounding.

Prospectus

Fund Basics - continued

The following chart illustrates each VIP Freedom Fund's approximate asset allocation among equity, fixed-income, and short-term funds as of December 31, 2006. The chart also illustrates how these allocations may change over time. The VIP Freedom Funds' target asset allocations may differ from this illustration.



When the target asset allocation of a VIP Freedom Fund with a target retirement date matches VIP Freedom Income's target asset allocation (approximately 10 to 15 years after the fund's retirement date), it is expected that the fund will be combined with VIP Freedom Income, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders.

Strategic Advisers intends to manage each VIP Freedom Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying Fidelity funds or intend to attempt to capture short-term market opportunities. However, Strategic Advisers may modify the target asset allocation strategy for any VIP Freedom Fund and modify the selection of underlying Fidelity funds for any VIP Freedom Fund from time to time.

Description of Underlying Fidelity Funds

Each VIP Freedom Fund will purchase Initial Class shares of an underlying Fidelity fund.

Although the underlying Fidelity funds are categorized generally as equity (domestic or international), fixed-income (investment-grade or high yield), and short-term funds, many of the underlying Fidelity funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Domestic Equity Funds

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Fidelity Management & Research Company (FMR) normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VIP Growth Portfolio seeks to achieve capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VIP Contrafund Portfolio seeks long-term capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value it believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VIP Value Portfolio seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, price/sales (P/S) ratio, P/E ratio, and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

Prospectus

Fund Basics - continued

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VIP Mid Cap Portfolio seeks long-term growth of capital.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VIP Value Strategies Portfolio seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, or growth potential. Companies with these characteristics tend to have lower than average P/B, P/S, or P/E ratios. The stocks of these companies are often called "value" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

International Equity Fund

VIP Overseas Portfolio seeks long-term growth of capital.

FMR normally invests at least 80% of the fund's assets in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

Prospectus

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment-Grade Fixed-Income Fund

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

FMR uses the Lehman Brothers Aggregate Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index.

FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

FMR allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.


FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives and forward-settling securities.

FMR may also invest up to 10% of the fund's assets in lower-quality debt securities.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

High Yield Fixed-Income Fund

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Short-Term Fund

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Principal Investment Risks

Many factors affect each VIP Freedom Fund's performance. Each VIP Freedom Fund's share price and VIP Freedom Income's yield change daily based on the performance of the underlying Fidelity funds in which it invests. The ability of each VIP Freedom Fund to meet its investment objective is directly related to its target asset allocation among underlying Fidelity funds and the ability of those funds to meet their investment objectives. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

There is additional risk for each VIP Freedom Fund with respect to aggregation of holdings of underlying Fidelity fund holdings, which may result in a VIP Freedom Fund indirectly concentrating assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the VIP Freedom Fund's returns. The VIP Freedom Funds do not control the investments of the underlying Fidelity funds and any indirect concentration is a result of the underlying Fidelity funds pursuing their own investment objectives.

The following factors can significantly affect a VIP Freedom Fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Foreign securities, foreign currencies, securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Prospectus

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

In response to market, economic, political, or other conditions, Strategic Advisers may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers does so, different factors could affect a VIP Freedom Fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP Freedom Income Portfolio seeks high total return with a secondary objective of principal preservation.

Each of VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, and VIP Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing each class's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The assets of each VIP Freedom Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs. A money market underlying Fidelity fund's assets are valued on the basis of amortized cost. Other underlying Fidelity fund assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying Fidelity fund or if the value of a security held by an underlying Fidelity fund has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities held by an underlying Fidelity fund is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans held by an underlying fund, when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. A security's valuation may differ depending on the method used for determining value. Fair valuation of an underlying fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each VIP Freedom Fund and each underlying fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies that have signed the appropriate agreements with the funds, can buy or sell shares of the funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts.

Permitted Accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, a fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level, but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. However, there is the significant risk that the funds' and insurance company's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders. The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency.

The funds' transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of a fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the funds' transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the funds' transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. Each fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, each fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The price to buy one share of each class is the class's NAV. Each class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each class is the class's NAV.

If appropriate to protect shareholders, each fund may impose a redemption fee on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Prospectus

Shareholder Information - continued

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Each fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds including each of the underlying Fidelity funds.

Dividends and Capital Gain Distributions

Each VIP Freedom Fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each VIP Freedom Fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each VIP Freedom Fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Strategic Advisers is each VIP Freedom Fund's investment manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

FMR, an affiliate of Strategic Advisers, is each underlying Fidelity fund's manager.

As of March 29, 2007, Strategic Advisers had approximately $127.5 billion in discretionary assets under management.

As of March 29, 2007, FMR had approximately $1.6 billion in discretionary assets under management.

As the manager, Strategic Advisers administers the asset allocation program for each VIP Freedom Fund.

As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's investments and handling its business affairs. FMR is also responsible for handling the business affairs for each VIP Freedom Fund.

Ren Cheng is vice president and co-manager of the VIP Freedom Funds. He has managed Income, 2005, 2010, 2015, 2020, 2025, 2030 since their inception in April 2005. He also manages other Fidelity funds. Mr. Cheng joined Fidelity Investments in 1994 as a portfolio manager.

Christopher Sharpe is vice president and co-manager of the VIP Freedom Funds (Income, 2005, 2010, 2015, 2020, 2025, 2030), which he has managed since their inception in April 2005. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Cheng and Mr. Sharpe.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The VIP Freedom Funds do not pay a management fee to Strategic Advisers.

FMR receives no fee for handling the business affairs for each VIP Freedom Fund and pays the expenses of each VIP Freedom Fund with limited exceptions.

The basis for the Board of Trustees approving the management contract and administration agreement for each fund is available in each fund's annual report for the fiscal period ended December 31, 2006.

As of February 28, 2007, approximately 75.38% of VIP Freedom Income's, 96.25% of VIP Freedom 2005's, 29.62% of VIP Freedom 2010's, 67.59% of VIP Freedom 2015's, 92.66% of VIP Freedom 2025's, and 40.63% of VIP Freedom 2030's total outstanding shares, respectively, were held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes each class's shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers, may receive from Strategic Advisers or FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of shares of the class. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services
  payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that Strategic Advisers or FMR may use its management fee or administration revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Initial Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

Service Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan,

Prospectus

Fund Services - continued

Service Class of each fund is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class of each fund may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class of each fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate for each fund may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 of each fund is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 of each fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

In addition, each of the Service Class and Service Class 2 plans specifically recognizes that Strategic Advisers or FMR may make payments from its management or administration fee revenues, respectively, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Service Class and Service Class 2. These payments are not charged to a fund and do not directly increase a fund's total expenses.

If payments made by Strategic Advisers or FMR to FDC or to intermediaries under the Initial Class Distribution and Service Plan were considered to be paid out of a class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Any fees paid out of Service Class's and Service Class 2's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

In addition, each Service Class and Service Class 2 plan specifically recognizes that Strategic Advisers or FMR may make payments from its past profits or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Service Class and Service Class 2. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with each VIP Freedom Fund's financial highlights and financial statements, are included in each VIP Freedom Fund's annual report. A free copy of the annual report is available upon request.

VIP Freedom Income Portfolio - Initial Class

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .40	 .16
Net realized and unrealized gain (loss) 	 .32	 .30
Total from investment operations 	 .72	 .46
Distributions from net investment income 	 (.32)	 (.10)
Distributions from net realized gain 	 (.05)	 -
Total distributions 	 (.37)	 (.10)
Net asset value, end of period 	$ 10.71	$ 10.36
Total Return B, C, D 	 6.94%	 4.58%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .00%	 .00%A
Expenses net of fee waivers, if any 	 .00%	 .00%A
Expenses net of all reductions 	 .00%	 .00%A
Net investment income (loss) 	 3.75%	 2.34%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 9,398	$ 5,954
Portfolio turnover rate 	 44%	 12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

VIP Freedom Income Portfolio - Service Class

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .39	 .16
Net realized and unrealized gain (loss) 	 .32	 .29
Total from investment operations 	 .71	 .45
Distributions from net investment income 	 (.31)	 (.09)
Distributions from net realized gain 	 (.05)	 -
Total distributions 	 (.36)	 (.09)
Net asset value, end of period 	$ 10.71	$ 10.36
Total Return B, C, D 	 6.83%	 4.51%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .10%	 .10%A
Expenses net of fee waivers, if any 	 .10%	 .10%A
Expenses net of all reductions 	 .10%	 .10%A
Net investment income (loss) 	 3.65%	 2.24%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 391	$ 366
Portfolio turnover rate 	 44%	 12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

VIP Freedom Income Portfolio - Service Class 2

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .37	 .15
Net realized and unrealized gain (loss) 	 .32	 .29
Total from investment operations 	 .69	 .44
Distributions from net investment income 	 (.31)	 (.08)
Distributions from net realized gain 	 (.05)	 -
Total distributions 	 (.36)	 (.08)
Net asset value, end of period 	$ 10.69	$ 10.36
Total Return B, C, D 	 6.61%	 4.41%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .25%	 .25%A
Expenses net of fee waivers, if any 	 .25%	 .25%A
Expenses net of all reductions 	 .25%	 .25%A
Net investment income (loss) 	 3.50%	 2.09%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,061	$ 365
Portfolio turnover rate 	 44%	 12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

VIP Freedom 2005 Portfolio - Initial Class

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .31	 .09
Net realized and unrealized gain (loss) 	 .72	 .71
Total from investment operations 	 1.03	 .80
Distributions from net investment income 	 (.31)	 (.06)
Distributions from net realized gain 	 (.05)	 -
Total distributions 	 (.36)	 (.06)
Net asset value, end of period 	$ 11.41	$ 10.74
Total Return B, C, D 	 9.59%	 7.98%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .00%	 .00% A
Expenses net of fee waivers, if any 	 .00%	 .00% A
Expenses net of all reductions 	 .00%	 .00% A
Net investment income (loss) 	 2.82%	 1.24% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 7,871	$ 5,284
Portfolio turnover rate 	 56%	 43% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

VIP Freedom 2005 Portfolio - Service Class

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .30	 .08
Net realized and unrealized gain (loss) 	 .72	 .71
Total from investment operations 	 1.02	 .79
Distributions from net investment income 	 (.30)	 (.05)
Distributions from net realized gain 	 (.05)	 -
Total distributions 	 (.35)	 (.05)
Net asset value, end of period 	$ 11.41	$ 10.74
Total Return B, C, D 	 9.48%	 7.91%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .10%	 .10% A
Expenses net of fee waivers, if any 	 .10%	 .10% A
Expenses net of all reductions 	 .10%	 .10% A
Net investment income (loss) 	 2.72%	 1.14% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 414	$ 378
Portfolio turnover rate 	 56%	 43% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

VIP Freedom 2005 Portfolio - Service Class 2

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .29	 .07
Net realized and unrealized gain (loss) 	 .71	 .71
Total from investment operations 	 1.00	 .78
Distributions from net investment income 	 (.28)	 (.04)
Distributions from net realized gain 	 (.05)	 -
Total distributions 	 (.33)	 (.04)
Net asset value, end of period 	$ 11.41	$ 10.74
Total Return B, C, D 	 9.34%	 7.80%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .25%	 .25% A
Expenses net of fee waivers, if any 	 .25%	 .25% A
Expenses net of all reductions 	 .25%	 .25% A
Net investment income (loss) 	 2.57%	 1.00% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 413	$ 377
Portfolio turnover rate 	 56%	 43% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

VIP Freedom 2010 Portfolio - Initial Class

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .28	 .11
Net realized and unrealized gain (loss) 	 .78	 .72
Total from investment operations 	 1.06	 .83
Distributions from net investment income 	 (.20)	 (.05)
Distributions from net realized gain 	 (.05)	 -
Total distributions 	 (.25)	 (.05)
Net asset value, end of period 	$ 11.59	$ 10.78
Total Return B, C, D 	 9.82%	 8.33%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .00%	 .00% A
Expenses net of fee waivers, if any 	 .00%	 .00% A
Expenses net of all reductions 	 .00%	 .00% A
Net investment income (loss) 	 2.48%	 1.56% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 20,992	$ 13,343
Portfolio turnover rate 	 24%	 24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

VIP Freedom 2010 Portfolio - Service Class

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.77	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .27	 .10
Net realized and unrealized gain (loss) 	 .78	 .72
Total from investment operations 	 1.05	 .82
Distributions from net investment income 	 (.19)	 (.05)
Distributions from net realized gain 	 (.05)	 -
Total distributions 	 (.24)	 (.05)
Net asset value, end of period 	$ 11.58	$ 10.77
Total Return B, C, D 	 9.78%	 8.17%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .10%	 .10% A
Expenses net of fee waivers, if any 	 .10%	 .10% A
Expenses net of all reductions 	 .10%	 .10% A
Net investment income (loss) 	 2.39%	 1.46% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 5,984	$ 764
Portfolio turnover rate 	 24%	 24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.
VIP Freedom 2010 Portfolio - Service Class 2

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .25	 .09
Net realized and unrealized gain (loss) 	 .78	 .72
Total from investment operations 	 1.03	 .81
Distributions from net investment income 	 (.18)	 (.05)
Distributions from net realized gain 	 (.05)	 -
Total distributions 	 (.23)	 (.05)
Net asset value, end of period 	$ 11.56	$ 10.76
Total Return B, C, D 	 9.58%	 8.07%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .25%	 .25% A
Expenses net of fee waivers, if any 	 .25%	 .25% A
Expenses net of all reductions 	 .25%	 .25% A
Net investment income (loss) 	 2.24%	 1.31% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 38,662	$ 9,702
Portfolio turnover rate 	 24%	 24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

VIP Freedom 2015 Portfolio - Initial Class

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .27	 .11
Net realized and unrealized gain (loss) 	 .94	 .90
Total from investment operations 	 1.21	 1.01
Distributions from net investment income 	 (.14)	 (.06)
Distributions from net realized gain 	 (.09)	 -
Total distributions 	 (.23)	 (.06)
Net asset value, end of period 	$ 11.93	$ 10.95
Total Return B, C, D 	 11.04%	 10.11%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .00%	 .00% A
Expenses net of fee waivers, if any 	 .00%	 .00% A
Expenses net of all reductions 	 .00%	 .00% A
Net investment income (loss) 	 2.34%	 1.50% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 23,712	$ 13,930
Portfolio turnover rate 	 24%	 38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

VIP Freedom 2015 Portfolio - Service Class

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .26	 .10
Net realized and unrealized gain (loss) 	 .94	 .90
Total from investment operations 	 1.20	 1.00
Distributions from net investment income 	 (.13)	 (.05)
Distributions from net realized gain 	 (.09)	 -
Total distributions 	 (.22)	 (.05)
Net asset value, end of period 	$ 11.93	$ 10.95
Total Return B, C, D 	 10.94%	 10.04%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .10%	 .10% A
Expenses net of fee waivers, if any 	 .10%	 .10% A
Expenses net of all reductions 	 .10%	 .10% A
Net investment income (loss) 	 2.24%	 1.40% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 427	$ 385
Portfolio turnover rate 	 24%	 38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

VIP Freedom 2015 Portfolio - Service Class 2

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .24	 .09
Net realized and unrealized gain (loss) 	 .95	 .90
Total from investment operations 	 1.19	 .99
Distributions from net investment income 	 (.13)	 (.05)
Distributions from net realized gain 	 (.09)	 -
Total distributions 	 (.22)	 (.05)
Net asset value, end of period 	$ 11.91	$ 10.94
Total Return B, C, D 	 10.84%	 9.90%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .25%	 .25%A
Expenses net of fee waivers, if any 	 .25%	 .25%A
Expenses net of all reductions 	 .25%	 .25%A
Net investment income (loss) 	 2.09%	 1.25%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 9,984	$ 653
Portfolio turnover rate 	 24%	 38%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

VIP Freedom 2020 Portfolio - Initial Class

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .26	 .13
Net realized and unrealized gain (loss) 	 1.06	 1.00
Total from investment operations 	 1.32	 1.13
Distributions from net investment income 	 (.18)	 (.06)
Distributions from net realized gain 	 (.11)	 -
Total distributions 	 (.29)	 (.06)
Net asset value, end of period 	$ 12.10	$ 11.07
Total Return B, C, D 	 11.95%	 11.34%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .00%	 .00% A
Expenses net of fee waivers, if any 	 .00%	 .00% A
Expenses net of all reductions 	 .00%	 .00% A
Net investment income (loss) 	 2.21%	 1.80% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 21,356	$ 16,085
Portfolio turnover rate 	 21%	 14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

VIP Freedom 2020 Portfolio - Service Class

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .25	 .12
Net realized and unrealized gain (loss) 	 1.06	 1.01
Total from investment operations 	 1.31	 1.13
Distributions from net investment income 	 (.18)	 (.06)
Distributions from net realized gain 	 (.11)	 -
Total distributions 	 (.29)	 (.06)
Net asset value, end of period 	$ 12.09	$ 11.07
Total Return B, C, D 	 11.81%	 11.30%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .10%	 .10% A
Expenses net of fee waivers, if any 	 .10%	 .10% A
Expenses net of all reductions 	 .10%	 .10% A
Net investment income (loss) 	 2.11%	 1.70% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 6,555	$ 1,586
Portfolio turnover rate 	 21%	 14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

VIP Freedom 2020 Portfolio - Service Class 2

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .23	 .11
Net realized and unrealized gain (loss) 	 1.07	 1.01
Total from investment operations 	 1.30	 1.12
Distributions from net investment income 	 (.17)	 (.06)
Distributions from net realized gain 	 (.11)	 -
Total distributions 	 (.28)	 (.06)
Net asset value, end of period 	$ 12.08	$ 11.06
Total Return B, C, D 	 11.70%	 11.17%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .25%	 .25% A
Expenses net of fee waivers, if any 	 .25%	 .25% A
Expenses net of all reductions 	 .25%	 .25% A
Net investment income (loss) 	 1.96%	 1.55% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 56,810	$ 16,414
Portfolio turnover rate 	 21%	 14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

VIP Freedom 2025 Portfolio - Initial Class

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .23	 .11
Net realized and unrealized gain (loss) 	 1.17	 1.12
Total from investment operations 	 1.40	 1.23
Distributions from net investment income 	 (.21)	 (.07)
Distributions from net realized gain 	 (.17)	 -
Total distributions 	 (.38)	 (.07)
Net asset value, end of period 	$ 12.18	$ 11.16
Total Return B, C, D 	 12.49%	 12.25%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .00%	 .00%A
Expenses net of fee waivers, if any 	 .00%	 .00%A
Expenses net of all reductions 	 .00%	 .00%A
Net investment income (loss) 	 1.95%	 1.44%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 8,363	$ 4,825
Portfolio turnover rate 	 49%	 9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

VIP Freedom 2025 Portfolio - Service Class

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .22	 .10
Net realized and unrealized gain (loss) 	 1.16	 1.12
Total from investment operations 	 1.38	 1.22
Distributions from net investment income 	 (.19)	 (.06)
Distributions from net realized gain 	 (.17)	 -
Total distributions 	 (.36)	 (.06)
Net asset value, end of period 	$ 12.18	$ 11.16
Total Return B, C, D 	 12.39%	 12.18%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .10%	 .10%A
Expenses net of fee waivers, if any 	 .10%	 .10%A
Expenses net of all reductions 	 .10%	 .10%A
Net investment income (loss) 	 1.85%	 1.34%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 441	$ 393
Portfolio turnover rate 	 49%	 9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

VIP Freedom 2025 Portfolio - Service Class 2

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .20	 .09
Net realized and unrealized gain (loss) 	 1.16	 1.12
Total from investment operations 	 1.36	 1.21
Distributions from net investment income 	 (.18)	 (.05)
Distributions from net realized gain 	 (.17)	 -
Total distributions 	 (.35)	 (.05)
Net asset value, end of period 	$ 12.17	$ 11.16
Total Return B, C, D 	 12.18%	 12.07%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .25%	 .25%A
Expenses net of fee waivers, if any 	 .25%	 .25%A
Expenses net of all reductions 	 .25%	 .25%A
Net investment income (loss) 	 1.70%	 1.19%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 556	$ 392
Portfolio turnover rate 	 49%	 9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

VIP Freedom 2030 Portfolio - Initial Class

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .24	 .13
Net realized and unrealized gain (loss) 	 1.25	 1.21
Total from investment operations 	 1.49	 1.34
Distributions from net investment income 	 (.19)	 (.07)
Distributions from net realized gain 	 (.13)	 -
Total distributions 	 (.32)	 (.07)
Net asset value, end of period 	$ 12.44	$ 11.27
Total Return B, C, D 	 13.20%	 13.35%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .00%	 .00%A
Expenses net of fee waivers, if any 	 .00%	 .00%A
Expenses net of all reductions 	 .00%	 .00%A
Net investment income (loss) 	 2.05%	 1.71%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 14,298	$ 8,262
Portfolio turnover rate 	 32%	 33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

VIP Freedom 2030 Portfolio - Service Class

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .23	 .12
Net realized and unrealized gain (loss) 	 1.25	 1.21
Total from investment operations 	 1.48	 1.33
Distributions from net investment income 	 (.18)	 (.06)
Distributions from net realized gain 	 (.13)	 -
Total distributions 	 (.31)	 (.06)
Net asset value, end of period 	$ 12.44	$ 11.27
Total Return B, C, D 	 13.15%	 13.30%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .10%	 .10%A
Expenses net of fee waivers, if any 	 .10%	 .10%A
Expenses net of all reductions 	 .10%	 .10%A
Net investment income (loss) 	 1.95%	 1.62%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 3,867	$ 958
Portfolio turnover rate 	 32%	 33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

VIP Freedom 2030 Portfolio - Service Class 2

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .21	 .11
Net realized and unrealized gain (loss) 	 1.25	 1.21
Total from investment operations 	 1.46	 1.32
Distributions from net investment income 	 (.17)	 (.06)
Distributions from net realized gain 	 (.13)	 -
Total distributions 	 (.30)	 (.06)
Net asset value, end of period 	$ 12.42	$ 11.26
Total Return B, C, D 	 12.92%	 13.16%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .25%	 .25%A
Expenses net of fee waivers, if any 	 .25%	 .25%A
Expenses net of all reductions 	 .25%	 .25%A
Net investment income (loss) 	 1.80%	 1.47%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 15,774	$ 7,396
Portfolio turnover rate 	 32%	 33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Notes

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03759

Fidelity, Fidelity Investments & (Pyramid) Design, and Strategic Advisers are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.811164.103 VIPFF2K-pro-0407

Fidelity® Variable Insurance Products

Freedom Funds

Freedom Income Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio,
Freedom 2020 Portfolio, Freedom 2025 Portfolio, and Freedom 2030 Portfolio

Funds of Variable Insurance Products Fund IV
Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated April 30, 2007, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Special Considerations Regarding Canada	<Click Here>
Special Considerations Regarding Europe	<Click Here>
Special Considerations Regarding Japan	<Click Here>
Special Considerations Regarding Asia Pacific Region (ex Japan)	<Click Here>
Special Considerations Regarding Latin America	<Click Here>
Special Considerations Regarding Emerging Markets	<Click Here>
Special Considerations Regarding Russia	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying and Selling Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

VIPFF2K-ptb-0407
1.811165.103

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a VIP Freedom Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the VIP Freedom Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the VIP Freedom Fund's investment policies and limitations.

A VIP Freedom Fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For purposes of each fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Oil, Gas, and Mineral Exploration Programs

For each fund:

The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

In addition to each fund's fundamental and non-fundamental limitations discussed above:

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements a fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For a fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Notwithstanding the foregoing investment limitations, the underlying Fidelity funds in which the VIP Freedom Funds may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting a VIP Freedom Fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying Fidelity fund are set forth in its SAI.

In accordance with each VIP Freedom Fund's investment program as set forth in the prospectus, a VIP Freedom Fund may invest more than 25% of its assets in any one underlying Fidelity fund. While each VIP Freedom Fund does not intend to concentrate its investments in a particular industry, a VIP Freedom Fund may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying Fidelity funds. Each of the underlying Fidelity funds (other than VIP Money Market Portfolio) will not concentrate more than 25% of its total assets in any one industry. As described in the prospectus, VIP Money Market will invest more than 25% of its total assets in the financial services industry.

Investment Practices of the VIP Freedom Funds

The following pages contain more detailed information about types of instruments in which a VIP Freedom Fund may invest, strategies Strategic Advisers®, Inc. (Strategic Advisers) may employ in pursuit of a VIP Freedom Fund's investment objective, and a summary of related risks. Strategic Advisers may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a VIP Freedom Fund achieve its goal.

Borrowing. Each VIP Freedom Fund may borrow from banks or from other funds advised by Fidelity Management & Research Company (FMR) or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500SM  Index (S&P 500®). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Limitations on Futures and Options Transactions. The trust, on behalf of each fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each fund is not subject to registration or regulation as a CPO.

Each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI are not fundamental policies and may be changed as regulatory agencies permit.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR, on behalf of Strategic Advisers, determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's® Investors Service, Standard & Poor's® (S&P®), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The VIP Freedom Funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR on behalf of Strategic Advisers.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The VIP Freedom Funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR on behalf of Strategic Advisers. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by Strategic Advisers to be in good standing and when, in Strategic Advisers' judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, Strategic Advisers may rely on FMR's or its affiliates' evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Temporary Defensive Policies. Each VIP Freedom Fund reserves the right to invest without limitation in VIP Money Market for temporary, defensive purposes.

Investment Practices of the Underlying Fidelity Funds

The following pages contain more detailed information about types of instruments in which an underlying Fidelity fund may invest, strategies FMR may employ in pursuit of an underlying Fidelity fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help an underlying Fidelity fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the SEC, the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Country or Geographic Region. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Domestic and Foreign Investments (money market fund only) include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, a fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures, Options, and Swap Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, some are based on indices of securities prices, such as the S&P 500, and some are based on Eurodollars. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

Futures may be based on foreign indexes such as the Compagnie des Agents de Change 40 Index (CAC 40) in France, the Deutscher Aktienindex (DAX 30) in Germany, the Financial Times Stock Exchange Eurotop 100 Index (FTSE Eurotop 100) in Europe, the IBEX 35 Index (IBEX 35) in Spain, the Financial Times Stock Exchange 100 Index (FTSE 100) in the United Kingdom, the Australian Stock Exchange All Ordinaries Index (ASX All Ordinaries) in Australia, the Hang Seng Index in Hong Kong, and the Nikkei Stock Average (Nikkei 225), the Nikkei Stock Index 300 (Nikkei 300), and the Tokyo Stock Exchange Stock Price Index (TOPIX) in Japan.

Positions in Eurodollar futures reflect market expectations of forward levels of three-month London Interbank Offered Rate (LIBOR) rates.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

Limitations on Futures, Options, and Swap Transactions. The trust, on behalf of each growth, growth & income, and income fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each growth, growth & income, and income fund is not subject to registration or regulation as a CPO.

VIP Investment Grade Bond Portfolio will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of the fund's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Growth & Income Portfolio, VIP Mid Cap Portfolio, VIP Value Portfolio, VIP Overseas Portfolio, and VIP Value Strategies Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

VIP High Income Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' (other than the money market fund's) investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere in this SAI are not fundamental policies and may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), total return swaps (where the parties exchange a floating rate for the total return of a security or index), and credit default swaps (where one party pays a fixed rate and the other agrees to buy a specific issuer's debt at par upon the occurrence of certain agreed events, including for example, if the issuer is bankrupt, defaults on any of its debt obligations or makes arrangements with a creditor to modify a debt obligation).

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In the case of a physically settled credit default swap written by the fund, the fund must be prepared to pay par for and take possession of eligible debt of a defaulted issuer. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. In the case of a credit default swap written by the fund, the fund will experience a loss if a credit event occurs and the credit of the underlying referenced entity (the debt issuer as to which credit protection has been written) has deteriorated. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the underlying referenced entity has declined.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, various factors may be considered, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's Investors Service, S&P, Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the fund.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases costs and may increase taxable gains.

Municipal Securities are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities and common stock.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Real estate investment trusts issue debt securities to fund the purchase and/or development of commercial properties. The value of these debt securities may be affected by changes in the value of the underlying property owned by the trusts, the creditworthiness of the trusts, interest rates, and tax and regulatory requirements. Real estate investment trusts are dependent upon management skill and the cash flow generated by the properties owned by the trusts. Real estate investment trusts are at the risk of the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the NYSE and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, as applicable, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share (NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Short Sales "Against the Box" (growth and money market funds) are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the NAV of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales. (growth & income and high yield funds) Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, FMR and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Temporary Defensive Policies.

Each of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Mid Cap, VIP Overseas, VIP Value, and VIP Value Strategies reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

VIP Investment Grade Bond reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.

VIP High Income reserves the right to invest without limitation in investment-grade securities for temporary, defensive purposes.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

The following pages contain detailed information about special considerations of underlying international Fidelity funds, in which VIP Freedom Funds may invest.

SPECIAL CONSIDERATIONS REGARDING CANADA

Political. Canada's parliamentary system of government is, in general, stable. One of the provinces, Quebec, which has a predominantly French-speaking population, does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. To date, referendums on Quebec sovereignty have been defeated, but the issue remains unresolved. In case a referendum about the independence of Quebec were successful, then the Canadian federal government may be obliged to negotiate with Quebec.

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Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada's largest trading partner and developments in economic policy do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement may make the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas, particularly China, may change the composition of Canada's trade and foreign investment composition in the near future.

SPECIAL CONSIDERATIONS REGARDING EUROPE

The European Union (EU) is an intergovernmental and supranational union of most Western European countries and a growing number of Eastern European countries, each known as a member state. One of the key activities of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established, among other things, the European Economic and Monetary Union (EMU) which sets out different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation, including the adoption of a single currency, the euro. Many member states have adopted, and other member states are generally expected to eventually adopt, the euro as their single currency. When a member state adopts the euro as its currency, the member state no longer controls its own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank. However, certain countries do not qualify for the euro and thus risk being left behind.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members or requires candidates for EMU membership to comply with. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. The countries adopting the euro must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment in some European countries has historically been higher than in the United States and could pose political risk. One or more member states might exit the EU, placing its currency and banking system in jeopardy. Major issues currently facing the EU cover its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the new constitutional treaty, the EU's enlargement to the south and east, and resolving the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. The EU has been extending its influence to the east. It has accepted several Eastern European countries as new members, and has plans to accept several more in the medium-term. It is hoped that membership for these states will help cement economic and political stability. For these countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, new member states which were former Soviet satellites remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the old Soviet Union. Further expansion of the EU has long-term economic benefits, but certain European countries are not viewed as currently suitable for membership, especially the troubled economies of countries further east. Also, as the EU continues to enlarge, the candidate countries' accessions may grow more controversial. Some member states may repudiate certain candidate countries joining the EU upon concerns about the possible economic, immigration, and cultural implications that may result from such enlargement. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. For example, a large segment of the population in the United Kingdom may be indifferent or opposed to the EU, while other countries are generally more in favor of European integration.

It is possible that the gap between rich and poor within the EU's member countries, and particularly among new members that have not met the requirements for joining the EMU may increase, and that realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made which may affect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

Economic. The EU economy is expected to grow further over the next decade as more countries join the EU - especially considering that the new member states are usually poorer than the EU average, and hence the expected fast GDP growth will help achieve the dynamic of the united Europe. The EU's economic growth has been below that of the United States most years since 1990, and the economic performance of several of its key members, including Germany and Italy, is a matter of serious concern to policy makers.

As economic conditions across member states vary from robust to dismal, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. According to the Maastricht treaty, member countries must maintain tight control over inflation, public debt, and budget deficit in order to qualify for participation in the euro. These requirements severely limit EMU member countries' ability to implement monetary policy to address regional economic conditions.

Currency. Investing in euro-denominated securities entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. Many European countries rely heavily upon export-dependent businesses and any strength in the exchange rate between the euro and the U.S. dollar can have either a positive or a negative effect upon corporate profits.

Nordic Countries. Faced with stronger global competition, the Nordic countries - Denmark, Finland, Norway, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource-dependent and face pressure as a result of high labor costs. Pension reform, union regulation, and further cuts in liberal social programs will likely need to be addressed as the Nordic countries face increased international competition.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries.

Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency.

SPECIAL CONSIDERATIONS REGARDING JAPAN

Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation have helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

Economic. For three decades from the 1960s through the 1980s, Japan's overall real economic growth had been spectacular. However, growth slowed markedly in the 1990s and Japan's economy fell into a long recession. At present, the Japanese economy could be recovering from this long recession, although uncertainties about its recovery remain. Japan's huge government debt, the aging of the population, an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses are some of the major long-term problems.

Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Japan's economic growth is significantly driven by its exports. Domestic or foreign trade sanctions or other protectionist measures could adversely impact Japan's economy. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena and the resulting damage continue to exist.

A pressing need to sustain Japan's economic recovery and improve its economic growth is the task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, may have to reform themselves to become more competitive. Successful financial sector reform would contribute to Japan's economic recovery at home and would benefit other economies in Asia. Internal conflict over the proper way to reform the banking system exists.

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SPECIAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (EX JAPAN)

Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the European Union.

Korea. Investors should be aware that investing in Korea involves risks not typically associated with investing in the U.S. securities markets. Relations between North Korea and South Korea remain tense and the possibility of military action between two countries still exists. Corporate and financial sector restructuring initiated by the Korean government, in conjunction with the IMF, after the 1997-1998 Asian financial crisis can be expected to continue but its full impact cannot be predicted yet. Korean economy's reliance on international trade and other Asian economies makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation.

China Region. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion. Although many Taiwanese companies heavily invest in China, a state of hostility continues to exist between China and Taiwan, which Beijing has long deemed a part of China and has made a nationalist cause of recovering it. Taiwan's political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China.

Southeast Asia. In addition to the risks inherent in investing in the emerging markets, the risks of investing in Southeast Asia merit special consideration. Indonesia has restored financial stability and pursued sober fiscal policies since the 1997-1998 Asian financial crisis, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions. In addition, Indonesia continues to be at risk of ethnic, sectarian, and separatist violence. Keys to future growth remain internal reform, peaceful resolution of internal conflicts, building up the confidence of international and domestic investors, and strong global economic growth. In late December 2004, a major tsunami took nearly 127,000 lives, left more than 93,000 people missing and nearly 441,000 people displaced, and destroyed $4.5 to $5.0 billion worth of property. The negative effects of the tsunami are still felt today, and similar natural disasters could happen again.

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SPECIAL CONSIDERATIONS REGARDING LATIN AMERICA

As an emerging market, Latin America historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, in some Latin American countries, a move to sustainable democracy and a more mature and accountable political environment is under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. Investors in the region continue to face a number of potential risks.

A number of Latin American countries are among the largest debtors of developing countries and have a long history of foreign debt and default. The majority of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Historically, government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets.

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SPECIAL CONSIDERATIONS REGARDING EMERGING MARKETS

Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

SPECIAL CONSIDERATIONS REGARDING RUSSIA

Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign and private investors.

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Economic. Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers' ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other government actions, foreign investors could face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities (normally, shares of the underlying Fidelity funds) are placed on behalf of each VIP Freedom Fund by Strategic Advisers, either itself or through its affiliates, pursuant to authority contained in each VIP Freedom Fund's management contract. A VIP Freedom Fund will not incur any commissions or sales charges when it invests in underlying Fidelity funds, but it may incur such costs if it invests directly in other types of securities. Strategic Advisers may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security.

The Trustees of each fund periodically review Strategic Advisers' performance of its responsibilities in connection with the placement of portfolio transactions on behalf of VIP Freedom Funds, respectively. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Brokers

In selecting brokers or dealers (including affiliates of Strategic Advisers) to execute each fund's portfolio transactions, Strategic Advisers considers factors deemed relevant in the context of a particular trade and in regard to Strategic Advisers' overall responsibilities with respect to each VIP Freedom Fund and other investment accounts, including any instructions from each fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using ECNs, electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Strategic Advisers; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best execution, Strategic Advisers may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. Strategic Advisers also may select a broker that charges more than the lowest available commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Strategic Advisers) that execute transactions for each VIP Freedom Fund may receive higher compensation from each fund than other brokers might have charged each fund, in recognition of the value of the brokerage or research products and services they provide to Strategic Advisers or its affiliates.

Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; and investment recommendations. Strategic Advisers may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement Strategic Advisers' own research activities in providing investment advice to the funds.

Execution Services. In addition, products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including but not limited to communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. In addition to receiving brokerage and research products and services via written reports and computer -delivered services, such reports may also be provided by telephone and in personal meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. Strategic Advisers and its affiliates may use commission dollars to obtain certain products or services that are not used exclusively in Strategic Advisers' or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, Strategic Advisers or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to Strategic Advisers. Strategic Advisers' expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services Strategic Advisers receives from brokers are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

Strategic Advisers' Decision-Making Process. Before causing a VIP Freedom Fund to pay a particular level of compensation, Strategic Advisers will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to Strategic Advisers, viewed in terms of the particular transaction for a fund or Strategic Advisers' overall responsibilities to a fund or other investment companies and investment accounts. While Strategic Advisers may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither Strategic Advisers nor the funds incur an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist Strategic Advisers and its affiliates in terms of its overall investment responsibilities to each VIP Freedom Fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Strategic Advisers or its affiliates.

Hard Dollar Research Contracts. Strategic Advisers has arrangements with certain third-party research providers and brokers through whom Strategic Advisers effects fund trades, whereby Strategic Advisers may pay with hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. Even with such hard dollar payments, Strategic Advisers may cause a VIP Freedom Fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to Strategic Advisers, or that may be available from another broker. Strategic Advisers views its hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and to pay fund expenses, as described below, will decrease. Strategic Advisers' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on Strategic Advisers' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Affiliated Transactions

Strategic Advisers may place trades with certain brokers, including National Financial Services LLC (NFS), with whom it is under common control provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Trade Allocation

Although the Trustees and officers of each VIP Freedom Fund are substantially the same as those of other funds managed by Strategic Advisers or its affiliates, investment decisions for each VIP Freedom Fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Strategic Advisers or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by Strategic Advisers to be appropriate and equitable to each fund or investment account. In some cases adherence on these procedures could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended December 31, 2006 and 2005, the portfolio turnover rates for each fund are presented in the table below.

Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in Strategic Advisers' investment outlook.

Turnover Rates	2006	2005A,B
VIP Freedom Income	 44%	 12%
VIP Freedom 2005	 56%	 43%
VIP Freedom 2010	 24%	 24%
VIP Freedom 2015	 24%	 38%
VIP Freedom 2020	 21%	 14%
VIP Freedom 2025	 49%	 9%
VIP Freedom 2030	 32%	 33%

A Annualized

B Funds commenced operations on April 26, 2005.

For the fiscal years ended December 31, 2006 and 2005, each fund paid no brokerage commissions.

For the fiscal years ended December 31, 2006 and 2005, each fund paid no brokerage commissions to firms for providing research services.

VALUATION

Each class's NAV is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

The assets of each VIP Freedom Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs.

Valuation of Underlying Fidelity Funds

Growth and Growth & Income Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Income/Taxable Bond Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Money Market Fund. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.

Securities of other open-end investment companies are valued at their respective NAVs.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING AND SELLING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

The following information is only a summary of some of the tax consequences affecting insurance company separate accounts invested in the VIP Freedom Funds. No attempt has been made to discuss tax consequences affecting variable product owners. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

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Each VIP Freedom Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to insurance company separate accounts invested in the fund. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each VIP Freedom Fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. If a fund failed to qualify as a "regulated investment company" in any year, among other consequences, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code.

Each VIP Freedom Fund also intends to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder. These diversification requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the assets of an insurance company separate account that may be invested in the securities of a single issuer or a certain number of issuers. Because Section 817(h) and the regulations thereunder treat the assets of each fund as the assets of the related insurance company separate account, each fund must also satisfy these requirements. If a fund failed to satisfy these requirements, a variable annuity or variable life insurance product supported by an insurance company separate account invested in the fund would not be treated as an annuity or as life insurance for tax purposes and would no longer be eligible for tax deferral.

TRUSTEES AND OFFICERS

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each VIP Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each VIP Freedom Fund's activities, review contractual arrangements with companies that provide services to each VIP Freedom Fund, and review each VIP Freedom Fund's performance. If the interests of a VIP Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the VIP Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund IV. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (50)

Year of Election or Appointment: 2005

Vice President of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Ren Cheng (49)

Year of Election or Appointment: 2005
Vice President of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Cheng also serves as Vice President for other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Cheng worked as a portfolio manager. Mr. Cheng also serves as Vice President of FMR and FMR Co., Inc. (2002).

Christopher Sharpe (38)

Year of Election or Appointment: 2006

Vice President of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Sharpe also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sharpe worked as an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000 he was with William M. Mercer, Inc. in Boston. Mr. Sharpe also serves as Vice President of FMR and FMR Co., Inc. (2006).

Eric D. Roiter (58)

Year of Election or Appointment: 2005

Secretary of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (38)

Year of Election or Appointment: 2007

Assistant Secretary of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2005

Chief Compliance Officer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (52)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 12 standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended December 31, 2006, the committee held 12 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended December 31, 2006, the committee held four meetings.

The Board of Trustees has established three Fund Oversight Committees: the Equity Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach), the Fixed-Income, International, and Special Committee (composed of Ms. Small (Chair), Ms. Knowles, and Mr. Dirks), and the Select and Asset Allocation Committee (composed of Dr. Heilmeier (Chair), Messrs. Keyes and Wolfe). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income, International, and Special Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues, and of international research. The Select and Asset Allocation Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. During the fiscal year ended December 31, 2006, the Equity Committee held 10 meetings, the Fixed-Income, International, and Special Committee held 11 meetings, and the Select and Asset Allocation Committee held 11 meetings.

The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach, Dr. Heilmeier, and Ms. Small) and the Fixed-Income Contract Committee (composed of Ms. Small (Chair), Mr. Dirks, and Ms. Knowles). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended December 31, 2006, each Fund Contract Committee held four meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Dirks (Chair), Gamper, and Stavropoulos, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended December 31, 2006, the Shareholder, Distribution and Brokerage Committee held 13 meetings.

The Audit Committee is composed of Ms. Knowles (Chair), Dr. Heilmeier, and Messrs. Keyes and Wolfe. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the Fidelity funds' financial statements and any material reports or inquiries received from regulators or governmental agencies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended December 31, 2006, the committee held 15 meetings.

The Governance and Nominating Committee is composed of Messrs. Lautenbach (Chair), Stavropoulos, and Wolfe. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended December 31, 2006, the committee held 10 meetings.

The Board of Trustees established the Compliance Committee (composed of Ms. Small (Chair), Ms. Knowles, and Messrs. Stavropoulos and Wolfe) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended December 31, 2006, the committee held 21 meetings.

The Proxy Voting Committee is composed of Messrs. Gamper (Chair), Dirks, and Keyes. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. During the fiscal year ended December 31, 2006, the committee held two meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2006.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Robert L. Reynolds
VIP Freedom Income	none	none
VIP Freedom 2005	none	none
VIP Freedom 2010	none	none
VIP Freedom 2015	none	none
VIP Freedom 2020	none	none
VIP Freedom 2025	none	none
VIP Freedom 2030	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Albert R. Gamper, Jr.	George H. Heilmeier	James H. Keyes	Marie L. Knowles
VIP Freedom Income	none	none	none	none	none
VIP Freedom 2005	none	none	none	none	none
VIP Freedom 2010	none	none	none	none	none
VIP Freedom 2015	none	none	none	none	none
VIP Freedom 2020	none	none	none	none	none
VIP Freedom 2025	none	none	none	none	none
VIP Freedom 2030	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	none	over $100,000
DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP Freedom Income	none	none	none	none
VIP Freedom 2005	none	none	none	none
VIP Freedom 2010	none	none	none	none
VIP Freedom 2015	none	none	none	none
VIP Freedom 2020	none	none	none	none
VIP Freedom 2025	none	none	none	none
VIP Freedom 2030	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended December 31, 2006.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	Dennis J. Dirks	Albert R. Gamper, Jr.	Robert M. Gates[2]	George H. Heilmeier	James H. Keyes[3]	Marie L. Knowles
VIP Freedom Income	$ 2	$ 2	$ 3	$ 2	$ 2	$ 3
VIP Freedom 2005	$ 2	$ 2	$ 3	$ 2	$ 2	$ 2
VIP Freedom 2010	$ 12	$ 12	$ 14	$ 12	$ 11	$ 13
VIP Freedom 2015	$ 7	$ 7	$ 8	$ 7	$ 6	$ 7
VIP Freedom 2020	$ 16	$ 16	$ 19	$ 16	$ 14	$ 17
VIP Freedom 2025	$ 2	$ 2	$ 3	$ 2	$ 2	$ 2
VIP Freedom 2030	$ 7	$ 7	$ 8	$ 7	$ 6	$ 7
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 363,500	$ 362,000	$ 435,788	$ 354,000	$ 295,500	$ 389,000
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	William O. McCoy[4]	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP Freedom Income	$ 3	$ 2	$ 2	$ 2	$ 2
VIP Freedom 2005	$ 2	$ 2	$ 2	$ 2	$ 2
VIP Freedom 2010	$ 12	$ 12	$ 12	$ 12	$ 12
VIP Freedom 2015	$ 7	$ 7	$ 7	$ 7	$ 7
VIP Freedom 2020	$ 16	$ 16	$ 16	$ 16	$ 16
VIP Freedom 2025	$ 2	$ 2	$ 2	$ 2	$ 2
VIP Freedom 2030	$ 7	$ 7	$ 7	$ 7	$ 7
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 369,333	$ 403,500B	$ 362,000	$ 358,500	$ 359,500

1 Edward C. Johnson 3d, Peter S. Lynch, and Robert L. Reynolds are interested persons and are compensated by FMR.

2 Dr. Gates served on the Board of Trustees through December 2006.

3 During the period from March 1, 2006 through December 31, 2006, Mr. Keyes served as a Member of the Advisory Board. Effective January 1, 2007, Mr. Keyes serves as a Member of the Board of Trustees.

4 Mr. McCoy served on the Board of Trustees through January 1, 2007.

A Reflects compensation received for the calendar year ended December 31, 2006 for 350 funds of 58 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2006, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $148,500; Albert R. Gamper, $146,670; Robert M. Gates, $189,144; George H. Heilmeier, $148,500; Marie L. Knowles, $163,500; Ned C. Lautenbach, $152,667; William O. McCoy, $148,500; Cornelia M. Small, $148,500; William S. Stavropoulos, $148,500; and Kenneth L. Wolfe, $148,500. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $39,213; and William O. McCoy, $85,287.

B Compensation figures include cash and may include amounts deferred at Mr. McCoy's election under a deferred compensation plan adopted by the other open-end registered investment companies in the fund complex (Other Open-End Funds). Pursuant to the deferred compensation plan, Mr. McCoy, as an Independent Trustee, may elect to defer receipt of all or a portion of his annual fees. Amounts deferred under the deferred compensation plan are credited to an account established for Mr. McCoy on the books of the Other Open-End Funds. Interest is accrued on amounts deferred under the deferred compensation plan. For the calendar year ended December 31, 2006, Mr. McCoy voluntarily elected to defer $47,000.

As of February 28, 2007, approximately 75.38% of VIP Freedom Income's, 96.25% of VIP Freedom 2005's, 29.62% of VIP Freedom 2010's, 67.59% of VIP Freedom 2015's, 23.01% of VIP Freedom 2020's, 92.66% of VIP Freedom 2025 's, and 40.63% of VIP Freedom 2030's total outstanding shares was held by FMR affiliates. FMR Corp. is the ultimate parent company of FMR and these FMR affiliates. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page 36, Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of each fund's shares, the Trustees, Member of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of February 28, 2007, the following owned of record and/or beneficially 5% or more of each class's outstanding shares:

VIP Freedom Income Portfolio: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (74.90%)

VIP Freedom Income Portfolio: Initial Class: American United Life Insurance Company, Indianapolis, IN (11.71%)

VIP Freedom Income Portfolio: Initial Class: Empire Fidelity Investments Life Insurance Company, New York, NY) (9.45%)

VIP Freedom Income Portfolio: Service Class: Fidelity Investments, Boston, MA (100.00%)

VIP Freedom Income Portfolio: Service Class 2: Great West, Englewood, CO (43.70%)

VIP Freedom Income Portfolio: Service Class 2: Allstate Life Insurance Company, Bannockburn, IL (39.24%)

VIP Freedom Income Portfolio: Service Class 2: Fidelity Investments, Boston, MA (17.09%)

VIP Freedom 2005 Portfolio: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (83.85%)

VIP Freedom 2005 Portfolio: Initial Class: Empire Fidelity Investments Life Insurance Company , New York, NY (7.10%)

VIP Freedom 2005 Portfolio: Service Class: Fidelity Investments, Boston, MA (99.99%)

VIP Freedom 2005 Portfolio: Service Class 2: Fidelity Investments, Boston, MA (98.19%)

VIP Freedom 2010 Portfolio: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (86.64%)

VIP Freedom 2010 Portfolio: Initial Class: Empire Fidelity Investments Life Insurance Company, New York, NY (9.92%)

VIP Freedom 2010 Portfolio: Service Class: Nationwide Financial, Columbus, OH (91.41%)

VIP Freedom 2010 Portfolio: Service Class: Fidelity Investments, Boston, MA (6.14%)

VIP Freedom 2010 Portfolio: Service Class 2: Nationwide Financial, Columbus, OH (77.93%)

VIP Freedom 2010 Portfolio: Service Class 2: Allstate Life Insurance Company, Bannockburn, IL (11.87%)

VIP Freedom 2010 Portfolio: Service Class 2: Sun Life, Boston, MA (8.79%)

VIP Freedom 2015 Portfolio: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (83.82%)

VIP Freedom 2015 Portfolio: Initial Class: Empire Fidelity Investments Life Insurance Company, New York, NY (13.28%)

VIP Freedom 2015 Portfolio: Service Class: Fidelity Investments, Boston, MA (100.00%)

VIP Freedom 2015 Portfolio: Service Class 2: Sun Life, Boston, MA (89.24%)

VIP Freedom 2015 Portfolio: Service Class 2: Great West, Englewood, CO (7.41%)

VIP Freedom 2020 Portfolio: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (84.83%)

VIP Freedom 2020 Portfolio: Initial Class: Empire Fidelity Investments Life Insurance Company, New York, NY (9.82%)

VIP Freedom 2020 Portfolio: Service Class: Nationwide Financial, Columbus, OH (87.05%)

VIP Freedom 2020 Portfolio: Service Class: Nationwide Financial, Newark, DE (7.87%)

VIP Freedom 2020 Portfolio: Service Class: Fidelity Investments, Boston, MA (5.07%)

VIP Freedom 2020 Portfolio: Service Class 2: Nationwide Financial, Columbus, OH (63.70%)

VIP Freedom 2020 Portfolio: Service Class 2: Sun Life, Boston, MA (30.56%)

VIP Freedom 2025 Portfolio: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (77.42%)

VIP Freedom 2025 Portfolio: Initial Class: Empire Fidelity Investments Life Insurance Company, New York, NY (11.57%)

VIP Freedom 2025 Portfolio: Service Class: Fidelity Investments, Boston, MA (99.98%)

VIP Freedom 2025 Portfolio: Service Class 2: Fidelity Investments, Boston, MA (80.33%)

VIP Freedom 2025 Portfolio: Service Class 2: AIG, Houston, TX (12.53%)

VIP Freedom 2025 Portfolio: Service Class 2: Great West, Englewood, CO (7.12%)

VIP Freedom 2030 Portfolio: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (81.23%)

VIP Freedom 2030 Portfolio: Initial Class: Empire Fidelity Investments Life Insurance Company, New York, NY (7.99%)

VIP Freedom 2030 Portfolio: Service Class: Nationwide Financial, Columbus, OH (80.99%)

VIP Freedom 2030 Portfolio: Service Class: Nationwide Financial, Newark, DE (11.05%)

VIP Freedom 2030 Portfolio: Service Class: Fidelity Investments, Boston, MA (7.99%)

VIP Freedom 2030 Portfolio: Service Class 2: Nationwide Financial, Columbus, OH (83.21%)

VIP Freedom 2030 Portfolio: Service Class 2: Allstate Life Insurance Company, Bannockburn, IL (9.42%)

As of February 28, 2007, approximately 56.68% of VIP Freedom 2010's total outstanding shares was held by Nationwide Financial, Columbus, OH; approximately 29.00% of VIP Freedom 2015's total outstanding shares was held by Sun Life, Boston, MA; approximately 51.19% of VIP Freedom 2020's total outstanding shares was held by Nationwide Financial, Columbus, OH; and approximately 48.04% of VIP Freedom 2030's total outstanding shares was held by Nationwide Financial, Columbus, OH.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR and Strategic Advisers. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, Strategic Advisers (the Investment Advisers), FDC, and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each VIP Freedom Fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. Strategic Advisers is authorized, in its discretion, to allocate each fund's assets among the underlying Fidelity funds in which the fund may invest. Strategic Advisers also provides each fund with all necessary office facilities and personnel for servicing the fund's investments and compensates all personnel of each fund or Strategic Advisers performing services relating to research, statistical and investment activities.

Strategic Advisers in turn has entered into administration agreements with FMR on behalf of each VIP Freedom Fund. Under the terms of each administration agreement, FMR or its affiliates provide the management and administrative services (other than investment advisory services) necessary for the operation of each VIP Freedom Fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of each VIP Freedom Fund's management contract, Strategic Advisers, either itself or through an affiliate, is responsible for payment of all operating expenses of each VIP Freedom Fund or each class thereof, as applicable, with certain exceptions. Under the terms of each administration agreement, FMR pays all management and administrative expenses (other than investment advisory expenses) for which Strategic Advisers is responsible. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian and auditor, and each fund's proportionate share of insurance premiums and Investment Company Institute dues. Each administration agreement further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each VIP Freedom Fund's transfer agent agreement, the transfer agent bears these costs. In addition, FMR compensates all officers of each fund and all Trustees who are interested persons of the trust, Strategic Advisers, or FMR. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services, pricing and bookkeeping services, and the cost of administration of each VIP Freedom Fund's securities lending program.

Each VIP Freedom Fund pays the following expenses: fees and expenses of the Independent Trustees, interest on borrowings, taxes, brokerage commissions (if any), shareholder charges (if any) associated with investing in the underlying Fidelity funds, and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation. Each fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fees. The VIP Freedom Funds do not pay a management fee to Strategic Advisers.

FMR receives no fees for its services under each administration agreement.

Ren Cheng and Chris Sharpe are co-managers of each VIP Freedom Fund and receive compensation for their services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Each portfolio manager's bonus is based on several components. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of each VIP Freedom Fund is based on the fund's pre-tax investment performance (based on the investment performance of its Initial Class) relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based over time. For the three- and five-year periods, the bonus takes into account a portfolio manager's performance in terms of his management of investment risk at the VIP Freedom Fund level. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Cheng as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	40	3	62
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 64,091	$ 162	$ 7,381
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Freedom Income ($11 (in millions) assets managed), VIP Freedom 2005 ($9 (in millions) assets managed), VIP Freedom 2010 ($66 (in millions) assets managed), VIP Freedom 2015 ($34 (in millions) assets managed), VIP Freedom 2020 ($85 (in millions) assets managed), VIP Freedom 2025 ($9 (in millions) assets managed), and VIP Freedom 2030 ($34 (in millions) assets managed). The net asset value of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Sharpe as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	40	3	62
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 64,091	$ 162	$ 7,381
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Freedom Income ($11 (in millions) assets managed), VIP Freedom 2005 ($9 (in millions) assets managed), VIP Freedom 2010 ($66 (in millions) assets managed), VIP Freedom 2015 ($34 (in millions) assets managed), VIP Freedom 2020 ($85 (in millions) assets managed), VIP Freedom 2025 ($9 (in millions) assets managed), and VIP Freedom 2030 ($34 (in millions) assets managed). The net asset value of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table sets forth the dollar range of fund shares beneficially owned by each portfolio manager as of December 31, 2006:

Dollar Range of Fund Shares Owned As of December 31, 2006
	VIP Freedom Income 	VIP Freedom 2005 	VIP Freedom 2010 	VIP Freedom 2015 	VIP Freedom 2020 	VIP Freedom 2025 	VIP Freedom 2030
Ren Cheng 	none	none	none	none	none	none	none
Chris Sharpe 	none	none	none	none	none	none	none

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

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 A. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

 B. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

 C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

 D. Non-routine proposals will generally be voted in accordance with the guidelines.

 E. Non-routine proposals not covered by the guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR's Investment and Advisor Compliance Department. A significant pattern of such proposals or other special circumstances will be referred to the Fund Board Proxy Voting Committee or its designee.

 F. FMR will vote on shareholder proposals not specifically addressed by the guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

 G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of these guidelines, but FMR may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

 H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

 I. Where a management-sponsored proposal is inconsistent with the guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

 A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; Poison Pills; and any other provision that eliminates or limits shareholder rights.

 B. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

 C. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

 D. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

 E. Sunset provision - a condition in a charter or plan that specifies an expiration date.

 F. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

 G. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

 H. Large Capitalization Company - a company included in the Russell 1000® stock index.

 I. Small Capitalization Company - a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

 J. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

III. Directors

 A. Incumbent Directors

 FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

 FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

 1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

 With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

 a. The Poison Pill includes a Sunset Provision of less than 5 years;

 b. The Poison Pill includes a Permitted Bid Feature;

 c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

 d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

 FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

 2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options.

 4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether it has been proven that the company engaged in options backdating.

 5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to these guidelines and the company has failed to act on that commitment.

 6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

 B. Indemnification

 FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C. Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D. Majority Director Elections

 FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

 A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards).

 FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

 1. (a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large Capitalization Company, 15% for a Small Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the plan or the amendments is acceptable.

 2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

 3. The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

 4. Awards to non-employee directors are subject to management discretion.

 5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

 FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

1. The shares are granted by a compensation committee composed entirely of independent directors; and

2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

B. Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

4. The company's relative performance compared to other companies within the relevant industry or industries;

5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

C. Employee Stock Purchase Plans

FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

D. Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

E. Executive Compensation

FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

 F. Bonus Plans and Tax Deductibility Proposals

 FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

 FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

 A. The Poison Pill includes the following features:

 1. A sunset provision of no greater than 5 years;

 2. Linked to a business strategy that is expected to result in greater value for the shareholders;

 3. Requires shareholder approval to be reinstated upon expiration or if amended;

 4. Contains a Permitted Bid Feature; and

 5. Allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

 C. It is a fair price amendment that considers a two-year price history or less.

 FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

 A. Increases in Common Stock

 FMR will generally vote against a provision to increase a Company's common stock if such increase will result in a total number of authorized shares greater than 3 times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to 5 times the current number of outstanding and scheduled to be issued shares is generally acceptable.

 B. New Classes of Shares

 FMR will generally vote against the introduction of new classes of stock with differential voting rights.

 C. Cumulative Voting Rights

 FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

D. Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E. Incorporation or Reincorporation in Another State or Country

FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Auditors

A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.

 B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor for audit or non-audit services for the company.

VIII. Shares of Investment Companies

 A. When a Fidelity Fund invests in an underlying Fidelity fund, FMR will vote in the same proportion as all other shareholders of such underlying fund or class ("echo voting").

 B. Certain Fidelity Funds may invest in shares of Fidelity Central Funds. Central Fund shares, which are held exclusively by Fidelity funds or accounts managed by an FMR affiliate, will be voted in favor of proposals recommended by the Central Funds' Board of Trustees.

IX. Other

 A. Voting Process

 FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each VIP Freedom Fund has entered into a distribution agreement with FDC, an affiliate of Strategic Advisers and FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers or FMR.

The Trustees have approved Distribution and Service Plans on behalf of Initial Class, Service Class, and Service Class 2 of each VIP Freedom Fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Initial Class, Service Class, Service Class 2, Strategic Advisers, and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

The Rule 12b-1 Plan adopted for Service Class and Service Class 2 of each VIP Freedom Fund is described in the prospectus for that class.

SERVICE CLASS SERVICE FEES

The table below shows the service fees paid for Service Class shares of each fund for the fiscal year ended December 31, 2006.

Fund	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDC*
VIP Freedom Income	$ 376	$ 376	$ 0
VIP Freedom 2005	$ 390	$ 390	$ 0
VIP Freedom 2010	$ 2,703	$ 2,703	$ 0
VIP Freedom 2015	$ 401	$ 401	$ 0
VIP Freedom 2020	$ 3,426	$ 3,426	$ 0
VIP Freedom 2025	$ 412	$ 412	$ 0
VIP Freedom 2030	$ 1,789	$ 1,789	$ 0

* Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

SERVICE CLASS 2 SERVICE FEES

The table below shows the service fees paid for Service Class 2 shares of each fund for the fiscal year ended December 31, 2006.

Fund	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDC*
VIP Freedom Income	$ 1,380	$ 1,380	$ 0
VIP Freedom 2005	$ 977	$ 977	$ 0
VIP Freedom 2010	$ 59,697	$ 59,697	$ 0
VIP Freedom 2015	$ 10,735	$ 10,735	$ 0
VIP Freedom 2020	$ 87,403	$ 87,403	$ 0
VIP Freedom 2025	$ 1,074	$ 1,074	$ 0
VIP Freedom 2030	$ 27,695	$ 27,695	$ 0

* Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

Under each Initial Class Plan, if the payment of management fees by each VIP Freedom Fund to Strategic Advisers, or the payment of administration fees by Strategic Advisers to FMR out of the management fees, is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by each Plan. Each Initial Class Plan specifically recognizes that Strategic Advisers or FMR may use its past profits or its other resources, including management fees paid to Strategic Advisers by the funds, or administration fees paid to FMR by Strategic Advisers out of the management fees, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. In addition, each Initial Class Plan provides that Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries, primarily insurance companies or their affiliated broker-dealers or other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class shares of the VIP Freedom Funds.

Under each Service Class and Service Class 2 Plan, if the payment of management fees by each VIP Freedom Fund to Strategic Advisers, or the payment of administration fees by Strategic Advisers to FMR out of the management fees, is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by each Plan. Each Service Class and Service Class 2 Plan specifically recognizes that Strategic Advisers or FMR may use its past profits or its other resources, including management fees paid to Strategic Advisers by each fund, or administration fees paid to FMR by Strategic Advisers out of the management fees, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Service Class and Service Class 2 shares of the VIP Freedom Funds.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each VIP Freedom Fund and its variable product owners. In particular, the Trustees noted that each Initial Class Plan does not authorize payments by Initial Class of each VIP Freedom Fund other than those made to FMR or Strategic Advisers under its management contract or administration agreement with the fund. To the extent that each Plan gives Strategic Advisers, FMR, and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain support services that benefit variable product owners may be provided more effectively under the Plans by insurance companies and their affiliates with whom variable product owners have other relationships.

Each Service Class and Service Class 2 Plan does not provide for specific payments by Service Class and Service Class 2 of any of the expenses of FDC, or obligate FDC, Strategic Advisers, or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

Each VIP Freedom Fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC or an affiliate may compensate intermediaries (primarily insurance companies or their affiliated broker-dealers or other service-providers) that distribute and/or service the funds. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sale of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.10% of the total assets of all VIP Funds on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

These additional payments and expenses, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

Each VIP Freedom Fund's transfer agent or an affiliate may also make payments and reimbursements from their own resources to certain intermediaries for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each class of each VIP Freedom Fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers and FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for each class of each VIP Freedom Fund.

For providing transfer agency services, FIIOC receives no fees from each VIP Freedom Fund; however, each underlying Fidelity fund bears its pro rata portion of the transfer, dividend disbursing, and shareholder servicing agent fees applicable to each VIP Freedom Fund according to the percentage of each VIP Freedom Fund invested in each underlying fund.

FIIOC receives a separate asset-based monthly fee from each fund to cover the expense of typesetting and printing prospectuses, statements of additional information, and other reports to existing shareholders, with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries for transfer agency and related recordkeeping services with respect to insurance contract owners' accounts. Because intermediaries may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.

Each VIP Freedom Fund has also entered into a service agent agreement with FSC, an affiliate of Strategic Advisers and FMR (or an agent, including an affiliate). Each VIP Freedom Fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each VIP Freedom Fund, maintains each VIP Freedom Fund's portfolio and general accounting records, and administers each VIP Freedom Fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each VIP Freedom Fund's average daily net assets throughout the month.

For administering each VIP Freedom Fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

FMR bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its administration agreements with Strategic Advisers.

DESCRIPTION OF THE TRUST

Trust Organization. VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, and VIP Freedom 2030 Portfolio are funds of Variable Insurance Products Fund IV, an open-end management investment company created under an initial declaration of trust dated June 1, 1983. Currently, there are 36 funds offered in Variable Insurance Products Fund IV: VIP Consumer Discretionary Portfolio, VIP Consumer Staples Portfolio, VIP Energy Portfolio, VIP Financial Services Portfolio, VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio, VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, VIP FundsManager 85% Portfolio, VIP Growth Stock Portfolio, VIP Health Care Portfolio, VIP Industrials Portfolio, VIP International Capital Appreciation Portfolio, VIP Investor Freedom IncomeSM  Portfolio, VIP Investor FreedomSM  2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio, VIP Materials Portfolio, VIP Real Estate Portfolio, VIP Strategic Income Portfolio, VIP Technology Portfolio, VIP Telecommunications Portfolio, VIP Utilities Portfolio, and VIP Value Leaders Portfolio. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of its funds or classes.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

On matters submitted for consideration by shareholders of any underlying fund, a VIP Freedom Fund will vote its shares in proportion to the vote of all other holders of the same class of shares of that underlying fund.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of each VIP Freedom Fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Member of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for each fund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each VIP Freedom Fund's financial statements and financial highlights for the fiscal year ended December 31, 2006, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3 (c)(7) of the 1940 Act.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

1. Each fund will provide a full list of holdings as of the end of the fund's fiscal quarter on www.advisor.fidelity.com 60 days after its fiscal quarter-end. Each fund will also provide a list of the underlying funds it holds as of the end of the calendar quarter on Fidelity's web site 15 or more days after the calendar quarter-end.

This information will be available on the web site until updated for the next applicable period.

Each fund may also from time to time provide specific fund level performance attribution information and statistics to the Board or third parties, such as variable product owners or prospective variable product owners, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-adviser and its affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full holdings daily, on the next business day); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly, four or more calendar days after the end of the week); Moody's Investors Service (full holdings weekly, four or more calendar days after the end of the week); and Anacomp Inc. (full or partial holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

Fidelity, Fidelity Investments & (Pyramid) Design, Strategic Advisers, Fidelity Advisor Freedom Funds, and Fidelity Freedom Funds are registered trademarks of FMR Corp.

Investor Freedom and Investor Freedom Income are service marks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®Variable Insurance Products

Investor Class

Freedom Lifetime Income Funds

Freedom Lifetime IncomeSM I Portfolio

Freedom Lifetime Income II Portfolio

Freedom Lifetime Income III Portfolio

Prospectus

April 30, 2007

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Freedom Lifetime IncomeSM  I seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed generally for investors in retirement who were born before 1939.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches an ultimate target allocation of approximately 20% in domestic equity funds, 60% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 15% in short-term funds (approximately between 2015 and 2020).
  Using an asset allocation as of December 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Freedom Lifetime Income II seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed generally for investors in retirement who were born between 1940 and 1949.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches an ultimate target allocation of approximately 20% in domestic equity funds, 60% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 15% in short-term funds (approximately between 2025 and 2030).
  Using an asset allocation as of December 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Freedom Lifetime Income III seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed generally for investors in retirement who were born between 1950 and 1959.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches an ultimate target allocation of approximately 20% in domestic equity funds, 60% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 15% in short-term funds (approximately between 2035 and 2040).
  Using an asset allocation as of December 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

Prospectus

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in each fund. The information illustrates each fund's performance over the past year, as represented by the performance of Investor Class, and compares each fund's performance to the performance of a market index and a combination of market indexes over various periods of time. Returns for each fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for each fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Freedom Lifetime Income I - Investor Class
Calendar Year	2006
9.15%



During the period shown in the chart for Investor Class of VIP Freedom Lifetime Income I:	Returns	Quarter ended
Highest Quarter Return	 3.99%	December 31, 2006
Lowest Quarter Return	 -0.85%	June 30, 2006
Year-to-Date Return	 2.01%	March 31, 2007
VIP Freedom Lifetime Income II - Investor Class
Calendar Year	2006
11.38%



During the period shown in the chart for Investor Class of VIP Freedom Lifetime Income II:	Returns	Quarter ended
Highest Quarter Return	 5.09%	December 31, 2006
Lowest Quarter Return	 -1.21%	June 30, 2006
Year-to-Date Return	 2.38%	March 31, 2007
VIP Freedom Lifetime Income III - Investor Class
Calendar Year	2006
12.78%



During the period shown in the chart for Investor Class of VIP Freedom Lifetime Income III:	Returns	Quarter ended
Highest Quarter Return	 6.00%	December 31, 2006
Lowest Quarter Return	 -1.55%	June 30, 2006
Year-to-Date Return	 2.56%	March 31, 2007

Average Annual Returns

For the periods ended December 31, 2006	Past 1 year	Life of classA
VIP Freedom Lifetime Income I
Investor Class	 9.15%	 8.92%
S&P 500®	 15.79%	 12.52%
Fidelity VIP Freedom Lifetime Income I Composite Index	 10.44%	 8.79%
VIP Freedom Lifetime Income II
Investor Class	 11.38%	 11.54%
S&P 500	 15.79%	 12.52%
Fidelity VIP Freedom Lifetime Income II Composite Index	 13.34%	 11.37%
VIP Freedom Lifetime Income III
Investor Class	 12.78%	 13.34%
S&P 500	 15.79%	 12.52%
Fidelity VIP Freedom Lifetime Income III Composite Index	 15.32%	 13.11%

A From July 26, 2005.

Standard & Poor's 500SM  Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Each of Fidelity VIP Freedom Lifetime Income I Composite Index, Fidelity VIP Freedom Lifetime Income II Composite Index, and Fidelity VIP Freedom Lifetime Income III Composite Index is a hypothetical representation of the performance of each VIP Freedom Lifetime Income Fund's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for each VIP Freedom Lifetime Income Fund, to reflect the increasingly conservative asset allocations. The following indexes are used to represent each VIP Freedom Lifetime Income Fund's asset classes when calculating the composite indexes: domestic equity - the Standard & Poor's 500 Index (S&P 500) and the Dow Jones Wilshire 5000 Composite IndexSM  (Dow Jones Wilshire 5000), international equity - the Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East (MSCI® EAFE®) Index, investment grade fixed income - the Lehman Brothers® Aggregate Bond Index, high yield fixed-income - the Merrill Lynch® U.S. High Yield Master II Constrained Index, and short-term - the Lehman Brothers 3-Month Treasury Bill Index.

Dow Jones Wilshire 5000 Composite Index (Dow Jones Wilshire 5000) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Prospectus

Lehman Brothers Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

Lehman Brothers 3-Month Treasury Bill Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months. It excludes zero coupon strips.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of a fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product.

Fees (paid by the variable product owner directly)

For the periods ended December 31, 2006	Investor Class
Sales charge (load) on purchases and reinvested distributions	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable

Annual operating expenses (paid from fund assets)

VIP Freedom Lifetime Income I	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	None
	Acquired fund fees and expenses	0.66%
	Total annual fund operating expenses	0.66%A
VIP Freedom Lifetime Income II	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	None
	Acquired fund fees and expenses	0.73%
	Total annual fund operating expenses	0.73%A
VIP Freedom Lifetime Income III	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	None
	Acquired fund fees and expenses	0.78%
	Total annual fund operating expenses	0.78%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

Prospectus

Fund Summary - continued

This example helps compare the cost of investing in the VIP Freedom Lifetime Income Funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of a fund were redeemed at the end of each time period indicated:




Investor Class
VIP Freedom Lifetime Income I	1 year	$ 67
	3 years	$ 211
	5 years	$ 368
	10 years	$ 822
VIP Freedom Lifetime Income II	1 year	$ 75
	3 years	$ 233
	5 years	$ 406
	10 years	$ 906
VIP Freedom Lifetime Income III	1 year	$ 80
	3 years	$ 249
	5 years	$ 433
	10 years	$ 966

Prospectus

Fund Basics

Investment Details

Investment Objective

Each of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond.

Principal Investment Strategies

Strategic Advisers®, Inc. (Strategic Advisers) invests each VIP Freedom Lifetime Income Fund's assets in a combination of Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and short-term funds (underlying Fidelity funds). The VIP Freedom Lifetime Income Funds differ primarily due to their asset allocations among these fund types. The target asset allocation strategy for each VIP Freedom Lifetime Income Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of each VIP Freedom Lifetime Income Fund among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. The following table contains guidelines designed to help investors who are typically in retirement select an appropriate VIP Freedom Lifetime Income Fund. The guidelines are based generally on the decade in which the investor was born.

Decade of Birth	Fund
1930s	VIP Freedom Lifetime Income I
1940s	VIP Freedom Lifetime Income II
1950s	VIP Freedom Lifetime Income III

For example, VIP Freedom Lifetime Income III, which is designed for investors in retirement who generally were born between 1950 and 1959, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, VIP Freedom Lifetime Income I, which is designed for investors in retirement who generally were born before 1939, has a relatively less aggressive target asset allocation, with slightly less than half of its assets invested in equity funds and the remainder of its assets invested in fixed-income and short-term funds.

The following table lists the underlying Fidelity funds in which each VIP Freedom Lifetime Income Fund currently may invest and each VIP Freedom Lifetime Income Fund's approximate asset allocation to each underlying Fidelity fund as of December 31, 2006. Strategic Advisers may change these percentages over time.

Fund Categories	VIP Freedom Lifetime Income I	VIP Freedom Lifetime Income II	VIP Freedom Lifetime Income III
EQUITY FUNDS Domestic Equity Funds
VIP Contrafund Portfolio	 5.7%	 7.9%	 9.7%
VIP Equity-Income Portfolio	 6.7%	 9.3%	 11.4%
VIP Growth Portfolio	 6.7%	 9.3%	 11.4%
VIP Growth & Income Portfolio	 6.7%	 9.3%	 11.4%
VIP Mid Cap Portfolio	 2.4%	 3.3%	 4.0%
VIP Value Portfolio	 5.7%	 7.9%	 9.7%
VIP Value Strategies Portfolio	 2.4%	 3.3%	 4.0%
International Equity Fund
VIP Overseas Portfolio	 9.0%	 12.5%	 15.5%
FIXED-INCOME FUNDS Investment-Grade Fixed-Income Fund
VIP Investment Grade Bond Portfolio	 39.2%	 28.2%	 15.2%
High Yield Fixed-Income Fund
VIP High Income Portfolio	 5.0%	 7.1%	 7.5%
Short-Term Fund
VIP Money Market Portfolio	 10.9%	 2.2%	 0.0%
 Note: The allocation percentages may not add to 100% due to rounding.

Prospectus

Fund Basics - continued

The following chart illustrates each VIP Freedom Lifetime Income Fund's approximate asset allocation among equity, fixed-income, and short-term funds as of December 31, 2006. The chart also illustrates how these allocations may change over time. The VIP Freedom Lifetime Income Funds' target asset allocations may differ from this illustration.

Approximately one to three years after the ultimate target asset allocation of a VIP Freedom Lifetime Income Fund (other than VIP Freedom Lifetime Income I) matches VIP Freedom Lifetime Income I's ultimate target asset allocation, (20% in domestic equity funds, 60% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 15% in short-term funds) the Board of Trustees may combine the fund with VIP Freedom Lifetime Income I, without shareholder approval, and the fund's shareholders will become shareholders of VIP Freedom Lifetime Income I.

Strategic Advisers intends to manage each VIP Freedom Lifetime Income Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying Fidelity funds or intend to attempt to capture short-term market opportunities. However, Strategic Advisers may modify the target asset allocation strategy for any VIP Freedom Lifetime Income Fund and modify the selection of underlying Fidelity funds for any VIP Freedom Lifetime Income Fund from time to time.

Description of Underlying Fidelity Funds

Each VIP Freedom Lifetime Income Fund will purchase Investor Class and Investor Class R shares of an underlying Fidelity fund.

Although the underlying Fidelity funds are categorized generally as equity (domestic or international), fixed-income (investment-grade or high yield), and short-term funds, many of the underlying Fidelity funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Domestic Equity Funds

VIP Contrafund Portfolio seeks long-term capital appreciation.

Fidelity Management & Research Company (FMR) normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value it believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VIP Growth Portfolio seeks to achieve capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VIP Mid Cap Portfolio seeks long-term growth of capital.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the Standard & Poor's MidCap 400 Index (S&P® MidCap 400). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

Prospectus

Fund Basics - continued

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VIP Value Portfolio seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, price/sales (P/S) ratio, P/E ratio, and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VIP Value Strategies Portfolio seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, or growth potential. Companies with these characteristics tend to have lower than average P/B, P/S, or P/E ratios. The stocks of these companies are often called "value" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

International Equity Fund

VIP Overseas Portfolio seeks long-term growth of capital.

FMR normally invests at least 80% of the fund's assets in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment-Grade Fixed-Income Fund

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

FMR uses the Lehman Brothers Aggregate Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index.

FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

FMR allocates the fund's assets among different market sectors (for example, corporate, asset backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives and forward-settling securities.

FMR may also invest up to 10% of the fund's assets in lower-quality debt securities.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

High Yield Fixed-Income Fund

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Money Market Fund

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

Prospectus

Fund Basics - continued

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Principal Investment Risks

Many factors affect each VIP Freedom Lifetime Income Fund's performance. Each VIP Freedom Lifetime Income Fund's share price changes daily based on the performance of the underlying Fidelity funds in which it invests. The ability of each VIP Freedom Lifetime Income Fund to meet its investment objective is directly related to its target asset allocation among underlying Fidelity funds and the ability of those funds to meet their investment objectives. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

There is additional risk for each VIP Freedom Lifetime Income Fund with respect to aggregation of holdings of underlying Fidelity fund holdings, which may result in a VIP Freedom Lifetime Income Fund indirectly concentrating assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the VIP Freedom Lifetime Income Fund's returns. The VIP Freedom Lifetime Income Funds do not control the investments of the underlying Fidelity funds and any indirect concentration is a result of the underlying Fidelity funds pursuing their own investment objectives.

The following factors can significantly affect a VIP Freedom Lifetime Income Fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Foreign securities, foreign currencies, securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Prospectus

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

In response to market, economic, political, or other conditions, Strategic Advisers may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers does so, different factors could affect a VIP Freedom Lifetime Income Fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

Each of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

Each fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing the fund's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The assets of each VIP Freedom Lifetime Income Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs. A money market underlying Fidelity fund's assets are valued on the basis of amortized cost. Other underlying Fidelity fund assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying Fidelity fund or if the value of a security held by an underlying Fidelity fund has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities held by an underlying Fidelity fund is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans held by an underlying fund, when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. A security's valuation may differ depending on the method used for determining value. Fair valuation of an underlying fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each VIP Freedom Lifetime Income Fund and each underlying fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies that have signed the appropriate agreements with the funds, can buy or sell shares of the funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts.

Permitted Accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, a fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level, but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. However, there is the significant risk that the funds' and insurance company's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders. The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency.

The funds' transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of a fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of a funds' transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the funds' transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. Each fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, each fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The price to buy one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each fund is the fund's NAV.

If appropriate to protect shareholders, each fund may impose a redemption fee on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Prospectus

Shareholder Information - continued

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Each fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

Each VIP Freedom Lifetime Income Fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each VIP Freedom Lifetime Income Fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each VIP Freedom Lifetime Income Fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Strategic Advisers is each VIP Freedom Lifetime Income Fund's investment manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

FMR, an affiliate of Strategic Advisers, is each underlying Fidelity fund's manager.

As of March 29, 2007, Strategic Advisers had approximately $127.5 billion in discretionary assets under management.

As of March 29, 2007, FMR had approximately $1.6 billion in discretionary assets under management.

As the manager, Strategic Advisers administers the asset allocation program for each VIP Freedom Lifetime Income Fund.

As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's investments and handling its business affairs. FMR is also responsible for handling the business affairs for each VIP Freedom Lifetime Income Fund.

Ren Cheng is vice president and co-manager of the VIP Freedom Lifetime Income Funds (Income I, Income II, and Income III), which he has managed since inception. He also manages other Fidelity funds. Mr. Cheng joined Fidelity Investments in 1994 as a portfolio manager.

Christopher Sharpe is vice president and co-manager of the VIP Freedom Lifetime Income Funds (Income I, Income II, and Income III), which he has managed since inception in July 2005. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Cheng and Sharpe.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each VIP Freedom Lifetime Income Fund does not pay a management fee to Strategic Advisers.

FMR receives no fee for handling the business affairs for each VIP Freedom Lifetime Income Fund and pays the expenses of each VIP Freedom Lifetime Income Fund with limited exceptions.

The basis for the Board of Trustees approving the management contract and administration agreement for each fund is available in each VIP Freedom Lifetime Income Fund's annual report for the fiscal period ended December 31, 2006.

As of February 28, 2007, approximately 99.97%, 99.98%, and 99.99% of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III's total outstanding shares, respectively, were held by FMR affiliates.

Fund Distribution

Fidelity Distributors Corporation (FDC) distributes each fund's shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers, may receive from Strategic Advisers or FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of fund shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary. These payments are described in more detail on the following pages and in the SAI.

Each VIP Freedom Lifetime Income Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that Strategic Advisers or FMR may use its past profits or its resources from any other source to pay FDC for expenses incurred in connection with providing services intended to result in the sale of each VIP Freedom Lifetime Income Fund shares and/or support services that benefit variable product owners. Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each VIP Freedom Lifetime Income Fund has authorized such payments. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

If payments made by Strategic Advisers or FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of each VIP Freedom Lifetime Income Fund's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each fund's financial history for the period of the fund's operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose reports, along with each VIP Freedom Lifetime Income Fund's financial highlights and financial statements, are included in each VIP Freedom Lifetime Income Fund's annual report. A free copy of the annual report is available upon request.

VIP Freedom Lifetime Income I - Investor Class

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.27	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .27	 .10
Net realized and unrealized gain (loss) 	 .67	 .26
Total from investment operations 	 .94	 .36
Distributions from net investment income 	 (.18)	 (.05)
Distributions from net realized gain 	 (.05)	 (.04)
Total distributions 	 (.23)	 (.09)
Net asset value, end of period 	$ 10.98	$ 10.27
Total Return B, C, D 	 9.15%	 3.55%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .00%	 .00% A
Expenses net of fee waivers, if any 	 .00%	 .00% A
Expenses net of all reductions 	 .00%	 .00% A
Net investment income (loss) 	 2.50%	 2.23% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 10,106	$ 2,906
Portfolio turnover rate 	 28%	 71%

A  Annualized

B Total returns for periods of less than one year are not annualized.

C  Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D  Total returns would have been lower had certain expenses not been reduced during the periods shown.

E  Calculated based on average shares outstanding during the period.

F  Amounts do not include the activity of the underlying funds.

G  For the period July 26, 2005 (commencement of operations) to December 31, 2005.

H  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

VIP Freedom Lifetime Income II - Investor Class

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.37	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .23	 .10
Net realized and unrealized gain (loss) 	 .95	 .40
Total from investment operations 	 1.18	 .50
Distributions from net investment income 	 (.14)	 (.06)
Distributions from net realized gain 	 (.05)	 (.07)
Total distributions 	 (.19)	 (.13)
Net asset value, end of period 	$ 11.36	$ 10.37
Total Return B, C, D 	 11.38%	 5.00%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .00%	 .00% A
Expenses net of fee waivers, if any 	 .00%	 .00% A
Expenses net of all reductions 	 .00%	 .00% A
Net investment income (loss) 	 2.12%	 2.18% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 17,221	$ 2,366
Portfolio turnover rate 	 16%	 69%

A  Annualized

B  Total returns for periods of less than one year are not annualized.

C  Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D  Total returns would have been lower had certain expenses not been reduced during the periods shown.

E  Calculated based on average shares outstanding during the period.

F  Amounts do not include the activity of the underlying funds.

G  For the period July 26, 2005 (commencement of operations) to December 31, 2005.

H  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

VIP Freedom Lifetime Income III - Investor Class

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.48	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .19	 .11
Net realized and unrealized gain (loss) 	 1.15	 .50
Total from investment operations 	 1.34	 .61
Distributions from net investment income 	 (.15)	 (.06)
Distributions from net realized gain 	 (.11)	 (.07)
Total distributions 	 (.26)	 (.13)
Net asset value, end of period 	$ 11.56	$ 10.48
Total Return B, C, D 	 12.78%	 6.10%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .00%	 .00% A
Expenses net of fee waivers, if any 	 .00%	 .00% A
Expenses net of all reductions 	 .00%	 .00% A
Net investment income (loss) 	 1.76%	 2.39% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 8,835	$ 2,958
Portfolio turnover rate 	 15%	 59%

A  Annualized

B  Total returns for periods of less than one year are not annualized.

C  Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D  Total returns would have been lower had certain expenses not been reduced during the periods shown.

E  Calculated based on average shares outstanding during the period.

F  Amounts do not include the activity of the underlying funds.

G  For the period July 26, 2005 (commencement of operations) to December 31, 2005.

H  Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Notes

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03759

Fidelity, Fidelity Investments & (Pyramid) Design, and Strategic Advisers are registered trademarks of FMR Corp.

Freedom Lifetime Income is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.816196.102 VIPFLI-pro-0407

Fidelity® Variable Insurance Products

Freedom Lifetime Income Funds

Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio,
and Freedom Lifetime Income III Portfolio

Funds of Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated April 30, 2007, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Special Considerations Regarding Canada	<Click Here>
Special Considerations Regarding Europe	<Click Here>
Special Considerations Regarding Japan	<Click Here>
Special Considerations Regarding Asia Pacific Region (ex Japan)	<Click Here>
Special Considerations Regarding Latin America	<Click Here>
Special Considerations Regarding Emerging Markets	<Click Here>
Special Considerations Regarding Russia	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying and Selling Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

VIPFLI-ptb-0407
1.816197.102

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a VIP Freedom Lifetime IncomeSM  Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the VIP Freedom Lifetime Income Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the VIP Freedom Lifetime Income Fund's investment policies and limitations.

A VIP Freedom Lifetime Income Fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For purposes of each fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Oil, Gas, and Mineral Exploration Programs

For each fund:

The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

In addition to each fund's fundamental and non-fundamental limitations discussed above:

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements a fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For a fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Notwithstanding the foregoing investment limitations, the underlying Fidelity funds in which the VIP Freedom Lifetime Income Funds may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting a VIP Freedom Lifetime Income Fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying Fidelity fund are set forth in its SAI.

In accordance with each VIP Freedom Lifetime Income Fund's investment program as set forth in the prospectus, a VIP Freedom Lifetime Income Fund may invest more than 25% of its assets in any one underlying Fidelity fund. While each VIP Freedom Lifetime Income Fund does not intend to concentrate its investments in a particular industry, a VIP Freedom Lifetime Income Fund may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying Fidelity funds. Each of the underlying Fidelity funds (other than VIP Money Market) will not concentrate more than 25% of its total assets in any one industry. As described in the prospectus, VIP Money Market will invest more than 25% of its total assets in the financial services industry.

Investment Practices of the VIP Freedom Lifetime Income Funds

The following pages contain more detailed information about types of instruments in which a VIP Freedom Lifetime Income Fund may invest, strategies Strategic Advisers®, Inc. (Strategic Advisers) may employ in pursuit of a VIP Freedom Lifetime Income Fund's investment objective, and a summary of related risks. Strategic Advisers may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a VIP Freedom Lifetime Income Fund achieve its goal.

Borrowing. Each VIP Freedom Lifetime Income Fund may borrow from banks or from other funds advised by Fidelity Management & Research Company (FMR) or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.


Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500SM  Index (S&P 500®). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Limitations on Futures and Options Transactions. The trust, on behalf of each fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each fund is not subject to registration or regulation as a CPO.

Each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR, on behalf of Strategic Advisers, determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, various factors may be considered, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's® Investors Service, Standard & Poor's® (S&P®), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The VIP Freedom Lifetime Income Funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR on behalf of Strategic Advisers.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The VIP Freedom Lifetime Income Funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR on behalf of Strategic Advisers. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by Strategic Advisers to be in good standing and when, in Strategic Advisers' judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, Strategic Advisers may rely on FMR's or its affiliates' evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Temporary Defensive Policies. Each VIP Freedom Lifetime Income Fund reserves the right to invest without limitation in VIP Money Market for temporary, defensive purposes.

Investment Practices of the Underlying Fidelity Funds

The following pages contain more detailed information about types of instruments in which an underlying Fidelity fund may invest, strategies FMR may employ in pursuit of an underlying Fidelity fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help an underlying Fidelity fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the SEC, the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.


Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Country or Geographic Region. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Domestic and Foreign Investments (money market fund only) include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, a fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in OTC markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the S&P 500. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

Futures may be based on foreign indexes such as the Compagnie des Agents de Change 40 Index (CAC 40) in France, the Deutscher Aktienindex (DAX 30) in Germany, the Financial Times Stock Exchange Eurotop 100 Index (FTSE Eurotop 100) in Europe, the IBEX 35 Index (IBEX 35) in Spain, the FTSE 100 in the United Kingdom, the Australian Stock Exchange All Ordinaries Index (ASX All Ordinaries) in Australia, the Hang Seng Index in Hong Kong, and the Nikkei Stock Average (Nikkei 225), the Nikkei Stock Index 300 (Nikkei 300), and the Tokyo Stock Exchange Stock Price Index (TOPIX) in Japan.

Positions in Eurodollar futures reflect market expectations of forward levels of three-month London Interbank Offered Rate (LIBOR) rates.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

Limitations on Futures, Options, and Swap Transactions. Each trust, on behalf of each growth, growth & income, and income fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each growth, growth & income, and income fund is not subject to registration or regulation as a CPO.

VIP Investment Grade Bond Portfolio will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of the fund's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

Each of VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Growth & Income Portfolio, VIP Mid Cap Portfolio, VIP Overseas Portfolio, VIP Value Portfolio, and VIP Value Strategies Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

VIP High Income Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' (other than the money market fund's) investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), total return swaps (where the parties exchange a floating rate for the total return of a security or index), and credit default swaps (where one party pays a fixed rate and the other agrees to buy a specific issuer's debt at par upon the occurrence of certain agreed events, including for example, if the issuer is bankrupt, defaults on any of its debt obligations or makes arrangements with a creditor to modify a debt obligation).

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In the case of a physically settled credit default swap written by the fund, the fund must be prepared to pay par for and take possession of eligible debt of a defaulted issuer. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. In the case of a credit default swap written by the fund, the fund will experience a loss if a credit event occurs and the credit of the underlying referenced entity (the debt issuer as to which credit protection has been written) has deteriorated. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the underlying referenced entity has declined.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, various factors may be considered, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's Investors Service, S&P, Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the fund.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases costs and may increase taxable gains.

Municipal Securities are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities and common stock.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Real estate investment trusts issue debt securities to fund the purchase and/or development of commercial properties. The value of these debt securities may be affected by changes in the value of the underlying property owned by the trusts, the creditworthiness of the trusts, interest rates, and tax and regulatory requirements. Real estate investment trusts are dependent upon management skill and the cash flow generated by the properties owned by the trusts. Real estate investment trusts are at the risk of the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including FBS LLC. FBS LLC is a member of the NYSE and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share (NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short sales against the box could be used to protect the NAV of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, FMR and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Temporary Defensive Policies.

Each of VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Growth & Income Portfolio, VIP Mid Cap Portfolio, VIP Overseas Portfolio, VIP Value Portfolio, and VIP Value Strategies Portfolio reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

VIP Investment Grade Bond Portfolio reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.

VIP High Income Portfolio reserves the right to invest without limitation in investment-grade securities for temporary, defensive purposes.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

The following pages contain detailed information about special considerations of underlying international Fidelity funds, in which VIP Freedom Lifetime Income Funds may invest.

SPECIAL CONSIDERATIONS REGARDING CANADA

Political. Canada's parliamentary system of government is, in general, stable. One of the provinces, Quebec, which has a predominantly French-speaking population, does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. To date, referendums on Quebec sovereignty have been defeated, but the issue remains unresolved. In case a referendum about the independence of Quebec were successful, then the Canadian federal government may be obliged to negotiate with Quebec.

Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada's largest trading partner and developments in economic policy do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement may make the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas, particularly China, may change the composition of Canada's trade and foreign investment composition in the near future.

SPECIAL CONSIDERATIONS REGARDING EUROPE

The European Union (EU) is an intergovernmental and supranational union of most Western European countries and a growing number of Eastern European countries, each known as a member state. One of the key activities of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established, among other things, the European Economic and Monetary Union (EMU) which sets out different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation, including the adoption of a single currency, the euro. Many member states have adopted, and other member states are generally expected to eventually adopt, the euro as their single currency. When a member state adopts the euro as its currency, the member state no longer controls its own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank. However, certain countries do not qualify for the euro and thus risk being left behind.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members or requires candidates for EMU membership to comply with. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. The countries adopting the euro must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment in some European countries has historically been higher than in the United States and could pose political risk. One or more member states might exit the EU, placing its currency and banking system in jeopardy. Major issues currently facing the EU cover its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the new constitutional treaty, the EU's enlargement to the south and east, and resolving the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. The EU has been extending its influence to the east. It has accepted several Eastern European countries as new members, and has plans to accept several more in the medium-term. It is hoped that membership for these states will help cement economic and political stability. For these countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, new member states which were former Soviet satellites remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the old Soviet Union. Further expansion of the EU has long-term economic benefits, but certain European countries are not viewed as currently suitable for membership, especially the troubled economies of countries further east. Also, as the EU continues to enlarge, the candidate countries' accessions may grow more controversial. Some member states may repudiate certain candidate countries joining the EU upon concerns about the possible economic, immigration, and cultural implications that may result from such enlargement. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. For example, a large segment of the population in the United Kingdom may be indifferent or opposed to the EU, while other countries are generally more in favor of European integration.

It is possible that the gap between rich and poor within the EU's member countries, and particularly among new members that have not met the requirements for joining the EMU may increase, and that realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made which may affect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

Economic. The EU economy is expected to grow further over the next decade as more countries join the EU - especially considering that the new member states are usually poorer than the EU average, and hence the expected fast GDP growth will help achieve the dynamic of the united Europe. The EU's economic growth has been below that of the United States most years since 1990, and the economic performance of several of its key members, including Germany and Italy, is a matter of serious concern to policy makers.

As economic conditions across member states vary from robust to dismal, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. According to the Maastricht treaty, member countries must maintain tight control over inflation, public debt, and budget deficit in order to qualify for participation in the euro. These requirements severely limit EMU member countries' ability to implement monetary policy to address regional economic conditions.

Currency. Investing in euro-denominated securities entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. Many European countries rely heavily upon export-dependent businesses and any strength in the exchange rate between the euro and the U.S. dollar can have either a positive or a negative effect upon corporate profits.

Nordic Countries. Faced with stronger global competition, the Nordic countries - Denmark, Finland, Norway, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource-dependent and face pressure as a result of high labor costs. Pension reform, union regulation, and further cuts in liberal social programs will likely need to be addressed as the Nordic countries face increased international competition.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries.

Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency.

SPECIAL CONSIDERATIONS REGARDING JAPAN

Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation have helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

Economic. For three decades from the 1960s through the 1980s, Japan's overall real economic growth had been spectacular. However, growth slowed markedly in the 1990s and Japan's economy fell into a long recession. At present, the Japanese economy could be recovering from this long recession, although uncertainties about its recovery remain. Japan's huge government debt, the aging of the population, an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses are some of the major long-term problems.

Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Japan's economic growth is significantly driven by its exports. Domestic or foreign trade sanctions or other protectionist measures could adversely impact Japan's economy. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena and the resulting damage continue to exist.

A pressing need to sustain Japan's economic recovery and improve its economic growth is the task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, may have to reform themselves to become more competitive. Successful financial sector reform would contribute to Japan's economic recovery at home and would benefit other economies in Asia. Internal conflict over the proper way to reform the banking system exists.

SPECIAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (EX JAPAN)

Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the European Union.

Korea. Investors should be aware that investing in Korea involves risks not typically associated with investing in the U.S. securities markets. Relations between North Korea and South Korea remain tense and the possibility of military action between two countries still exists. Corporate and financial sector restructuring initiated by the Korean government, in conjunction with the IMF, after the 1997-1998 Asian financial crisis can be expected to continue but its full impact cannot be predicted yet. Korean economy's reliance on international trade and other Asian economies makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation.

China Region. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion. Although many Taiwanese companies heavily invest in China, a state of hostility continues to exist between China and Taiwan, which Beijing has long deemed a part of China and has made a nationalist cause of recovering it. Taiwan's political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China.

Southeast Asia. In addition to the risks inherent in investing in the emerging markets, the risks of investing in Southeast Asia merit special consideration. Indonesia has restored financial stability and pursued sober fiscal policies since the 1997-1998 Asian financial crisis, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions. In addition, Indonesia continues to be at risk of ethnic, sectarian, and separatist violence. Keys to future growth remain internal reform, peaceful resolution of internal conflicts, building up the confidence of international and domestic investors, and strong global economic growth. In late December 2004, a major tsunami took nearly 127,000 lives, left more than 93,000 people missing and nearly 441,000 people displaced, and destroyed $4.5 to $5.0 billion worth of property. The negative effects of the tsunami are still felt today, and similar natural disasters could happen again.

SPECIAL CONSIDERATIONS REGARDING LATIN AMERICA

As an emerging market, Latin America historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, in some Latin American countries, a move to sustainable democracy and a more mature and accountable political environment is under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. Investors in the region continue to face a number of potential risks.

A number of Latin American countries are among the largest debtors of developing countries and have a long history of foreign debt and default. The majority of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Historically, government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets.

SPECIAL CONSIDERATIONS REGARDING EMERGING MARKETS

Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

SPECIAL CONSIDERATIONS REGARDING RUSSIA

Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign and private investors.

Economic. Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers' ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other government actions, foreign investors could face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities (normally, shares of the underlying Fidelity funds) are placed on behalf of each VIP Freedom Lifetime Income Fund by Strategic Advisers, either itself or through its affiliates, pursuant to authority contained in each VIP Freedom Lifetime Income Fund's management contract. The VIP Freedom Lifetime Income Fund will not incur any commissions or sales charges when it invests in underlying Fidelity funds, but it may incur such costs if it invests directly in other types of securities. Strategic Advisers may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security.

The Trustees of each fund periodically review Strategic Advisers' performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each VIP Freedom Lifetime Income Fund, respectively. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Brokers

In selecting brokers or dealers (including affiliates of Strategic Advisers) to execute each fund's portfolio transactions, Strategic Advisers considers factors deemed relevant in the context of a particular trade and in regard to Strategic Advisers' overall responsibilities with respect to each VIP Freedom Lifetime Income Fund and other investment accounts, including any instructions from each fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using electronic communications networks (ECNs), electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Strategic Advisers; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best execution, Strategic Advisers may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. Strategic Advisers also may select a broker that charges more than the lowest available commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Strategic Advisers) that execute transactions for each VIP Freedom Lifetime Income Fund may receive higher compensation from each fund than other brokers might have charged each fund, in recognition of the value of the brokerage or research products and services they provide to Strategic Advisers or its affiliates.

Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; and investment recommendations. Strategic Advisers may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement Strategic Advisers' own research activities in providing investment advice to the funds.

Execution Services. In addition, products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including but not limited to communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in personal meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. Strategic Advisers and its affiliates may use commission dollars to obtain certain products or services that are not used exclusively in Strategic Advisers' or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, Strategic Advisers or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to Strategic Advisers. Strategic Advisers' expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services Strategic Advisers receives from brokers are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

Strategic Advisers' Decision-Making Process. Before causing a VIP Freedom Lifetime Income Fund to pay a particular level of compensation, Strategic Advisers will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to Strategic Advisers, viewed in terms of the particular transaction for a fund or Strategic Advisers' overall responsibilities to a fund or other investment companies and investment accounts. While Strategic Advisers may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither Strategic Advisers nor the funds incur an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist Strategic Advisers and its affiliates in terms of its overall investment responsibilities to each VIP Freedom Lifetime Income Fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Strategic Advisers or its affiliates.

Hard Dollar Research Contracts. Strategic Advisers has arrangements with certain third-party research providers and brokers through whom Strategic Advisers effects fund trades, whereby Strategic Advisers may pay with hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. Even with such hard dollar payments, Strategic Advisers may cause a VIP Freedom Lifetime Income Fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to Strategic Advisers, or that may be available from another broker. Strategic Advisers views its hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and to pay fund expenses, as described below, will decrease. Strategic Advisers' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on Strategic Advisers' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Affiliated Transactions

Strategic Advisers may place trades with certain brokers, including National Financial Services LLC (NFS), with whom it is under common control provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Trade Allocation

Although the Trustees and officers of each VIP Freedom Lifetime Income Fund are substantially the same as those of other funds managed by Strategic Advisers or its affiliates, investment decisions for each VIP Freedom Lifetime Income Fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Strategic Advisers or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by Strategic Advisers to be appropriate and equitable to each fund or investment account. In some cases adherence on these procedures could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended December 31, 2006 and 2005, the portfolio turnover rates for each fund are presented in the table below.

Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in Strategic Advisers' investment outlook.

Turnover Rates	2006	2005A
VIP Freedom Lifetime Income I	 28%	 71%
VIP Freedom Lifetime Income II	 16%	 69%
VIP Freedom Lifetime Income III	 15%	 59%

A Funds commenced operations on July 26, 2005.

For the fiscal years ended December 31, 2006 and 2005, each fund paid no brokerage commissions.

For the fiscal year ended December 31, 2006 and 2005, each fund paid no brokerage commissions to firms for providing research services.

VALUATION

Each fund's NAV is the value of a single share. The NAV of each fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The assets of each VIP Freedom Lifetime Income Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs.

Valuation of Underlying Fidelity Funds

Growth and Growth & Income Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Taxable Bond Fund. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.

Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Money Market Fund. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.

Securities of other open-end investment companies are valued at their respective NAVs.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING AND SELLING INFORMATION

Under certain circumstances (for example, at the request of a shareholder), a fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each fund's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

The following information is only a summary of some of the tax consequences affecting insurance company separate accounts invested in the funds. No attempt has been made to discuss tax consequences affecting variable product owners. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to insurance company separate accounts invested in the fund. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. If a fund failed to qualify as a "regulated investment company" in any year, among other consequences, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code.

Each fund also intends to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder. These diversification requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the assets of an insurance company separate account that may be invested in the securities of a single issuer or a certain number of issuers. Because Section 817(h) and the regulations thereunder treat the assets of each fund as the assets of the related insurance company separate account, each fund must also satisfy these requirements. If a fund failed to satisfy these requirements, a variable annuity or variable life insurance product supported by an insurance company separate account invested in the fund would not be treated as an annuity or as life insurance for tax purposes and would no longer be eligible for tax deferral.

TRUSTEES AND OFFICERS

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each VIP Freedom Lifetime Income Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each VIP Freedom Lifetime Income Fund's activities, review contractual arrangements with companies that provide services to each VIP Freedom Lifetime Income Fund, and review each VIP Freedom Lifetime Income Fund's performance. If the interests of a VIP Freedom Lifetime Income Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured each VIP Freedom Lifetime Income Fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products IV. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (50)

Year of Election or Appointment: 2005

Vice President of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Ren Cheng (50)

Year of Election or Appointment: 2005

Vice President of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Cheng also serves as Vice President for other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Cheng worked as a portfolio manager. Mr. Cheng also serves as Vice President of FMR and FMR Co., Inc. (2002).

Christopher L. Sharpe (38)

Year of Election or Appointment: 2005

Vice President of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Sharpe also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sharpe worked as an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000 he was with William M. Mercer, Inc. in Boston. Mr. Sharpe also serves as Vice President of FMR and FMR Co., Inc. (2006).

Eric D. Roiter (58)

Year of Election or Appointment: 2005

Secretary of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (38)

Year of Election or Appointment: 2007

Assistant Secretary of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2005

Chief Compliance Officer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (52)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 12 standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended December 31, 2006, the committee held 12 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended December 31, 2006, the committee held four meetings.

The Board of Trustees has established three Fund Oversight Committees: the Equity Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach), the Fixed-Income, International, and Special Committee (composed of Ms. Small (Chair), Ms. Knowles, and Mr. Dirks), and the Select and Asset Allocation Committee (composed of Dr. Heilmeier (Chair), Messrs. Keyes and Wolfe). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income, International, and Special Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues, and of international research. The Select and Asset Allocation Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. During the fiscal year ended December 31, 2006, the Equity Committee held 10 meetings, the Fixed-Income, International, and Special Committee held 11 meetings, and the Select and Asset Allocation Committee held 11 meetings.

The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach, Dr. Heilmeier, and Ms. Small) and the Fixed-Income Contract Committee (composed of Ms. Small (Chair), Mr. Dirks, and Ms. Knowles). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended December 31, 2006, each Fund Contract Committee held four meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Dirks (Chair), Gamper, and Stavropoulos, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended December 31, 2006, the Shareholder, Distribution and Brokerage Committee held 13 meetings.

The Audit Committee is composed of Ms. Knowles (Chair), Dr. Heilmeier, and Messrs. Keyes and Wolfe. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the Fidelity funds' financial statements and any material reports or inquiries received from regulators or governmental agencies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended December 31, 2006, the committee held 15 meetings.

The Governance and Nominating Committee is composed of Messrs. Lautenbach (Chair), Stavropoulos, and Wolfe. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended December 31, 2006, the committee held 10 meetings.

The Board of Trustees established the Compliance Committee (composed of Ms. Small (Chair), Ms. Knowles, and Messrs. Stavropoulos and Wolfe) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended December 31, 2006, the committee held 21 meetings.

The Proxy Voting Committee is composed of Messrs. Gamper (Chair), Dirks, and Keyes. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. During the fiscal year ended December 31, 2006, the committee held two meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2006.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Robert L. Reynolds
VIP Freedom Lifetime Income I	none	none
VIP Freedom Lifetime Income II	none	none
VIP Freedom Lifetime Income III	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Albert R. Gamper, Jr.	George H. Heilmeier	James H. Keyes	Marie L. Knowles
VIP Freedom Lifetime Income I	none	none	none	none	none
VIP Freedom Lifetime Income II	none	none	none	none	none
VIP Freedom Lifetime Income III	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	none	over $100,000
DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP Freedom Lifetime Income I	none	none	none	none
VIP Freedom Lifetime Income II	none	none	none	none
VIP Freedom Lifetime Income III	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended December 31, 2006.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	Dennis J. Dirks	Albert R. Gamper, Jr.	Robert M. Gates[2]	George H. Heilmeier	James H. Keyes[3]	Marie L. Knowles
VIP Freedom Lifetime Income I	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2
VIP Freedom Lifetime Income II	$ 3	$ 3	$ 3	$ 3	$ 2	$ 3
VIP Freedom Lifetime Income III	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 363,500	$ 362,000	$ 435,788	$ 354,000	$ 295,500	$ 389,000
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	William O. McCoy[4]	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP Freedom Lifetime Income I	$ 2	$ 2	$ 2	$ 2	$ 2
VIP Freedom Lifetime Income II	$ 3	$ 3	$ 3	$ 3	$ 3
VIP Freedom Lifetime Income III	$ 2	$ 2	$ 2	$ 2	$ 2
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 369,333	$ 403,500B	$ 362,000	$ 358,500	$ 359,500

1 Edward C. Johnson 3d, Peter S. Lynch, and Robert L. Reynolds are interested persons and are compensated by FMR.

2 Dr. Gates served on the Board of Trustees through December 2006.

3 During the period from March 1, 2006 through December 31, 2006, Mr. Keyes served as a Member of the Advisory Board. Effective January 1, 2007, Mr. Keyes serves as a Member of the Board of Trustees.

4 Mr. McCoy served on the Board of Trustees through January 1, 2007.

A Reflects compensation received for the calendar year ended December 31, 2006 for 350 funds of 58 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2006, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $148,500; Albert R. Gamper, $146,670; Robert M. Gates, $189,144; George H. Heilmeier, $148,500; Marie L. Knowles, $163,500; Ned C. Lautenbach, $152,667; William O. McCoy, $148,500; Cornelia M. Small, $148,500; William S. Stavropoulos, $148,500; and Kenneth L. Wolfe, $148,500. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $39,213; and William O. McCoy, $85,287.

B Compensation figures include cash and may include amounts deferred at Mr. McCoy's election under a deferred compensation plan adopted by the other open-end registered investment companies in the fund complex (Other Open-End Funds). Pursuant to the deferred compensation plan, Mr. McCoy, as an Independent Trustee, may elect to defer receipt of all or a portion of his annual fees. Amounts deferred under the deferred compensation plan are credited to an account established for Mr. McCoy on the books of the Other Open-End Funds. Interest is accrued on amounts deferred under the deferred compensation plan. For the calendar year ended December 31, 2006, Mr. McCoy voluntarily elected to defer $47,000.

As of February 28, 2007, approximately 99.97%, 99.98%, and 99.99% of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III's total outstanding shares, respectively, were held by FMR affiliates. FMR Corp. is the ultimate parent company of FMR affiliates. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page <Click Here>, Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of each VIP Freedom Lifetime Income Fund's shares, the Trustees, Member of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of February 28, 2007, the following owned of record and/or beneficially 5% or more (up to and including 25%) of VIP Freedom Lifetime Income I's outstanding shares:

Fidelity Investments Life Insurance Company, Boston, MA (73.72%); Empire Fidelity Investments Life Insurance Company, New York, NY (15.04%); Fidelity Investments, Boston, MA (11.20%).

As of February 28, 2007, the following owned of record and/or beneficially 5% or more (up to and including 25%) of VIP Freedom Lifetime Income II's outstanding shares:

Fidelity Investments Life Insurance Company, Boston, MA (92.10%); Fidelity Investments, Boston, MA (6.76%).

As of February 28, 2007, the following owned of record and/or beneficially 5% or more (up to and including 25%) of VIP Freedom Lifetime Income III's outstanding shares:

Fidelity Investments Life Insurance Company, Boston, MA (87.13%); Fidelity Investments, Boston, MA (12.86%).

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR and Strategic Advisers. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, Strategic Advisers (the Investment Advisers), FDC, and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each VIP Freedom Lifetime Income Fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. Strategic Advisers is authorized, in its discretion, to allocate each fund's assets among the underlying Fidelity funds in which the fund may invest. Strategic Advisers also provides each fund with all necessary office facilities and personnel for servicing the fund's investments and compensates all personnel of each fund or Strategic Advisers performing services relating to research, statistical and investment activities.

Strategic Advisers in turn has entered into administration agreements with FMR on behalf of each VIP Freedom Lifetime Income Fund. Under the terms of each administration agreement, FMR or its affiliates provide the management and administrative services (other than investment advisory services) necessary for the operation of each VIP Freedom Lifetime Income Fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of each VIP Freedom Lifetime Income Fund's management contract, Strategic Advisers, either itself or through an affiliate, is responsible for payment of all operating expenses of each VIP Freedom Lifetime Income Fund with certain exceptions. Under the terms of each administration agreement, FMR pays all management and administrative expenses (other than investment advisory expenses) for which Strategic Advisers is responsible. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian and auditor, and each fund's proportionate share of insurance premiums and Investment Company Institute dues. Each administration agreement further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each VIP Freedom Lifetime Income Fund's transfer agent agreement, the transfer agent bears these costs. In addition, FMR compensates all officers of each fund and all Trustees who are interested persons of the trust, Strategic Advisers, or FMR. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services, pricing and bookkeeping services, and the cost of administration of each VIP Freedom Lifetime Income Fund's securities lending program.

Each VIP Freedom Lifetime Income Fund pays the following expenses: fees and expenses of the Independent Trustees, interest on borrowings, taxes, brokerage commissions (if any), shareholder charges (if any) associated with investing in the underlying Fidelity funds, and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation. Each fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fees.

The VIP Freedom Lifetime Income Funds do not pay a fee to Strategic Advisers for the services provided under each management contract.

FMR receives no fee for the services provided under each administration agreement and pays all other expenses of each fund with limited exceptions.

Ren Cheng and Chris Sharpe are co-managers of each VIP Freedom Lifetime Income Fund and receive compensation for their services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Each portfolio manager's bonus is based on several components. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of each VIP Freedom Lifetime Income Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based over time. For the three- and five-year periods, the bonus takes into account a portfolio manager's performance in terms of his management of investment risk at the VIP Freedom Lifetime Income Fund level. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Cheng as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	40	3	62
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 64,091	$ 162	$ 7,381
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Freedom Lifetime Income I ($10 (in millions) assets managed), VIP Freedom Lifetime Income II ($17 (in millions) assets managed), and VIP Freedom Lifetime Income III ($9 (in millions) assets managed). The net asset value of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Sharpe as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	23	105	88
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 16,098	$ 2,611	$ 11,197
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Freedom Lifetime Income I ($10 (in millions) assets managed), VIP Freedom Lifetime Income II ($17 (in millions) assets managed), and VIP Freedom Lifetime Income III ($9 (in millions) assets managed). The net asset value of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table sets forth the dollar range of fund shares beneficially owned by each portfolio manager as of December 31, 2006:

Dollar Range of Fund Shares Owned as of December 31, 2006
	VIP Freedom Lifetime Income I	VIP Freedom Lifetime Income II	VIP Freedom Lifetime Income III
Ren Cheng	none	none	none
Chris Sharpe	none	none	none

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

 A. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

 B. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

 C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

 D. Non-routine proposals will generally be voted in accordance with the guidelines.

 E. Non-routine proposals not covered by the guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR's Investment and Advisor Compliance Department. A significant pattern of such proposals or other special circumstances will be referred to the Fund Board Proxy Voting Committee or its designee.

 F. FMR will vote on shareholder proposals not specifically addressed by the guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

 G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of these guidelines, but FMR may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

 H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

 I. Where a management-sponsored proposal is inconsistent with the guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

 A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; Poison Pills; and any other provision that eliminates or limits shareholder rights.

 B. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

 C. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

 D. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

 E. Sunset provision - a condition in a charter or plan that specifies an expiration date.

 F. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

 G. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

 H. Large Capitalization Company - a company included in the Russell 1000® stock index.

 I. Small Capitalization Company - a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

 I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

III. Directors

 A. Incumbent Directors

 FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

 FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

 1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

 With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

 a. The Poison Pill includes a Sunset Provision of less than 5 years;

 b. The Poison Pill includes a Permitted Bid Feature;

 c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

 d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

 FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

 2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options.

 4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether it has been proven that the company engaged in options backdating.

 5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to these guidelines and the company has failed to act on that commitment.

 6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

 B. Indemnification

 FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

 C. Independent Chairperson

 FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

 D. Majority Director Elections

 FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

 A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards).

 FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

 1. (a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large Capitalization Company, 15% for a Small Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the plan or the amendments is acceptable.

 2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

 3. The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

 4. Awards to non-employee directors are subject to management discretion.

 5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

 FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

 1. The shares are granted by a compensation committee composed entirely of independent directors; and

 2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

 B. Equity Exchanges and Repricing

 FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

 1. Whether the proposal excludes senior management and directors;

 2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

 3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

 4. The company's relative performance compared to other companies within the relevant industry or industries;

 5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

 6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

 C. Employee Stock Purchase Plans

 FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

 D. Employee Stock Ownership Plans (ESOPs)

 FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

 E. Executive Compensation

 FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

 F. Bonus Plans and Tax Deductibility Proposals

 FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

 FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

 A. The Poison Pill includes the following features:

 1. A sunset provision of no greater than 5 years;

 2. Linked to a business strategy that is expected to result in greater value for the shareholders;

 3. Requires shareholder approval to be reinstated upon expiration or if amended;

 4. Contains a Permitted Bid Feature; and

 5. Allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

 C. It is a fair price amendment that considers a two-year price history or less.

 FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

 A. Increases in Common Stock

 FMR will generally vote against a provision to increase a Company's common stock if such increase will result in a total number of authorized shares greater than 3 times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to 5 times the current number of outstanding and scheduled to be issued shares is generally acceptable.

 B. New Classes of Shares

 FMR will generally vote against the introduction of new classes of stock with differential voting rights.

 C. Cumulative Voting Rights

 FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

 D. Acquisition or Business Combination Statutes

 FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

 E. Incorporation or Reincorporation in Another State or Country

 FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Auditors

 A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.

 B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor for audit or non-audit services for the company.

VIII. Shares of Investment Companies

 A. When a Fidelity Fund invests in an underlying Fidelity fund, FMR will vote in the same proportion as all other shareholders of such underlying fund or class ("echo voting").

 B. Certain Fidelity Funds may invest in shares of Fidelity Central Funds. Central Fund shares, which are held exclusively by Fidelity funds or accounts managed by an FMR affiliate, will be voted in favor of proposals recommended by the Central Funds' Board of Trustees.

IX. Other

 A. Voting Process

 FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

 B. Regulated Industries

 Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each VIP Freedom Lifetime Income Fund has entered into a distribution agreement with FDC, an affiliate of Strategic Advisers and FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers or FMR.

The Trustees have approved a Distribution and Service Plan on behalf of each VIP Freedom Lifetime Income Fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the VIP Freedom Lifetime Income Funds, Strategic Advisers and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Each Plan specifically recognizes that Strategic Advisers or FMR may use its past profits or its other resources to pay FDC for expenses incurred in connection with providing services intended to result in the sale of a VIP Freedom Lifetime Income Fund's shares and/or support services that benefit variable product owners. In addition, each Plan provides that Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries, primarily insurance companies or their affiliated broker-dealers or other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for each VIP Freedom Lifetime Income Fund's shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit each VIP Freedom Lifetime Income Fund and variable product owners. In particular, the Trustees noted that each Plan does not authorize payments by each VIP Freedom Lifetime Income Fund other than those made to FMR or Strategic Advisers under its management contract or administrative agreement with the fund. To the extent that each Plan gives FMR, Strategic Advisers, and FDC greater flexibility in connection with the distribution of shares, additional sales of a VIP Freedom Lifetime Income Funds' shares or stabilization of cash flows may result. Furthermore, certain support services that benefit variable product owners may be provided more effectively under the Plans by insurance companies and their affiliates with whom variable product owners have other relationships.

Each VIP Freedom Lifetime Income Fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC may compensate intermediaries that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

FDC or an affiliate may compensate intermediaries (primarily insurance companies or their affiliated broker-dealers or other service-providers) that distribute and/or service the funds. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sale of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.10% of the total assets of all VIP Funds on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

These additional payments and expenses, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The funds' transfer agent or an affiliate may also make payments and reimbursements from their own resources to certain intermediaries for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each VIP Freedom Lifetime Income Fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operating Company, Inc. (FIIOC), an affiliate of Strategic Advisers and FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for each VIP Freedom Lifetime Income Fund.

For providing transfer agency services, FIIOC receives no fees from each VIP Freedom Lifetime Income Fund; however, each underlying Fidelity fund bears its pro rata portion of the transfer, dividend disbursing, and shareholder servicing agent fees applicable to each VIP Freedom Lifetime Income Fund according to the percentage of each VIP Freedom Lifetime Income Fund invested in each underlying fund.

FIIOC receives a separate asset-based monthly fee from each fund to cover the expense of typesetting and printing prospectuses, statements of additional information, and other reports to existing shareholders, with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries for transfer agency and related recordkeeping services with respect to insurance contract owners' accounts. Because intermediaries may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.

FIIOC or an affiliate may make payments out of its own resources to FILI for transfer agency and related separate account services with respect to insurance contract owners' accounts, in amounts that do not exceed the total transfer agent fee paid by each fund.

Each VIP Freedom Lifetime Income Fund has entered into a service agent agreement with FSC, an affiliate of Strategic Advisers and FMR (or an agent, including an affiliate). Each VIP Freedom Lifetime Income Fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each VIP Freedom Lifetime Income Fund, maintains each VIP Freedom Lifetime Income Fund's portfolio and general accounting records, and administers each VIP Freedom Lifetime Income Fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each VIP Freedom Lifetime Income Fund's average daily net assets throughout the month.

For administering each VIP Freedom Lifetime Income Fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

FMR bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its administration agreements with Strategic Advisers.

DESCRIPTION OF THE TRUST

Trust Organization. VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio are funds of Variable Insurance Products Fund IV, an open-end management investment company created under an initial declaration of trust dated June 1, 1983. Currently there are thirty-six funds offered in Variable Insurance Products Fund IV: Consumer Discretionary Portfolio, Consumer Staples, Energy Portfolio, Financial Services Portfolio, Freedom Income Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Growth Stock Portfolio, Health Care Portfolio, Industrials Portfolio, International Capital Appreciation, Investor Freedom Income Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Materials Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications Portfolio, Utilities Portfolio, and Value Leaders Portfolio. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of its funds.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or shares, conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

On matters submitted for consideration by shareholders of any underlying fund, a VIP Freedom Lifetime Income Fund will vote its shares in proportion to the vote of all other holders of the same class of shares of that underlying fund.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of each fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Member of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for each fund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended December 31, 2006, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Each fund will also provide a list of the underlying funds it holds as of the end of the calendar quarter on Fidelity's web site 15 or more days after the calendar quarter-end.

This information will be available on the web site until updated for the next applicable period.

Each fund may also from time to time provide specific fund level performance attribution information and statistics to the Board or third parties, such as variable product owners or prospective variable product owners, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-adviser and its affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full holdings daily, on the next business day); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly, four or more calendar days after the end of the week); Moody's Investors Service (full holdings weekly, four or more calendar days after the end of the week); and Anacomp Inc. (full or partial holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

Fidelity, Fidelity Investments & (Pyramid) Design, and Strategic Advisers are registered trademarks of FMR Corp.

Freedom Lifetime Income is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®Variable Insurance Products

Service Class and Service Class 2

FundsManager 20% Portfolio

FundsManager 50% Portfolio

FundsManager 70% Portfolio

FundsManager 85% Portfolio

Prospectus

April 30, 2007

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Underlying Fidelity Funds

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP FundsManagerSM 20% Portfolio seeks high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Normally investing in a combination of underlying Fidelity retail and Variable Insurance Products (VIP) funds (underlying Fidelity funds).
  Using a target asset allocation of approximately:

  Actively managing underlying Fidelity fund holdings to achieve portfolio characteristics similar to the VIP FundsManager 20% Composite Index, which is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity funds invest, based on combinations of the following unmanaged indices: Dow Jones Wilshire 5000 Composite IndexSM  (Dow Jones Wilshire 5000) (equities); Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East (MSCI® EAFE®) Index (international equities); Lehman Brothers® Aggregate Bond Index (bonds); and Lehman Brothers 3-Month T-Bill (short-term investments).
  Using both quantitative and fundamental, bottom-up, proprietary mutual fund research to select underlying funds.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means the shareholder could lose money.

Investment Objective

VIP FundsManager 50% Portfolio seeks high total return.

Principal Investment Strategies

  Normally investing in a combination of underlying Fidelity funds.
  Using a target asset allocation of approximately:

  Actively managing underlying Fidelity fund holdings to achieve portfolio characteristics similar to the VIP FundsManager 50% Composite Index, which is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity funds invest, based on combinations of the following unmanaged indices: Dow Jones Wilshire 5000 (equities); MSCI EAFE Index (international equities); Lehman Brothers Aggregate Bond Index (bonds); and Lehman Brothers 3-Month T-Bill (short-term investments).
  Using both quantitative and fundamental, bottom-up, proprietary mutual fund research to select underlying funds.

Prospectus

Fund Summary - continued

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means the shareholder could lose money.

Investment Objective

VIP FundsManager 70% Portfolio seeks high total return.

Principal Investment Strategies

  Normally investing in a combination of underlying Fidelity funds.
  Using a target asset allocation of approximately:

  Actively managing underlying Fidelity fund holdings to achieve portfolio characteristics similar to the VIP FundsManager 70% Composite Index, which is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity funds invest, based on combinations of the following unmanaged indices: Dow Jones Wilshire 5000 (equities); MSCI EAFE Index (international equities); Lehman Brothers Aggregate Bond Index (bonds); and Lehman Brothers 3-Month T-Bill (short-term investments).
  Using both quantitative and fundamental, bottom-up, proprietary mutual fund research to select underlying funds.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Prospectus

  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means the shareholder could lose money.

Investment Objective

VIP FundsManager 85% Portfolio seeks high total return.

Principal Investment Strategies

  Normally Investing in a combination of underlying Fidelity funds.
  Using a target asset allocation of approximately:

  Actively managing underlying Fidelity fund holdings to achieve portfolio characteristics similar to the VIP FundsManager 85% Composite Index, which is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity funds invest, based on combinations of the following unmanaged indices: Dow Jones Wilshire 5000 (equities); MSCI EAFE Index (international equities); Lehman Brothers Aggregate Bond Index (bonds); and Lehman Brothers 3-Month T-Bill (short-term investments).
  Using both quantitative and fundamental, bottom-up, proprietary mutual fund research to select underlying funds.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means the shareholder could lose money.

Prospectus

Fund Summary - continued

Performance

Performance history will be available for each fund after each fund has been in operation for one calendar year.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of a fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product.

Fees (paid by the variable product owner directly)

	Service Class	Service Class 2
Sales charge (load) on purchases and reinvested distributions	Not Applicable	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable	Not Applicable

Annual operating expenses (paid from class assets)

		Service Class	Service Class 2
VIP FundsManager 20%	Management fee	0.25%	0.25%
	Distribution and/or Service (12b-1) fees	0.10%	0.25%
	Other expenses	0.00%	0.00%
	Acquired fund fees and expenses	0.49%	0.49%
	Total annual class operating expensesA	0.84%	0.99%
	Less Waiver and Reimbursement	0.15%	0.15%
	Net ExpensesB	0.69%	0.84%
VIP FundsManager 50%	Management fee	0.25%	0.25%
	Distribution and/or Service (12b-1) fees	0.10%	0.25%
	Other expenses	0.00%	0.00%
	Acquired fund fees and expenses	0.60%	0.60%
	Total annual class operating expensesA	0.95%	1.10%
	Less Waiver and Reimbursement	0.15%	0.15%
	Net ExpensesB	0.80%	0.95%
VIP FundsManager 70%	Management fee	0.25%	0.25%
	Distribution and/or Service (12b-1) fees	0.10%	0.25%
	Other expenses	0.00%	0.00%
	Acquired fund fees and expenses	0.71%	0.71%
	Total annual class operating expensesA	1.06%	1.21%
	Less Waiver and Reimbursement	0.15%	0.15%
	Net ExpensesB	0.91%	1.06%
VIP FundsManager 85%	Management fee	0.25%	0.25%
	Distribution and/or Service (12b-1) fees	0.10%	0.25%
	Other expenses	0.00%	0.00%
	Acquired fund fees and expenses	0.77%	0.77%
	Total annual class operating expensesA	1.12%	1.27%
	Less Waiver and Reimbursement	0.15%	0.15%
	Net ExpensesB	0.97%	1.12%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

B Strategic Advisers has contractually agreed to waive 0.05% of its management fee until July 31, 2007. In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for Service Class and Service Class 2.






This example helps you compare the cost of investing in the VIP FundsManager Portfolios with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees are exactly as described in the fee table, and that each class's combined total expense ratio includes each class's annual operating expenses exactly as described in the fee table and the weighted average of the total operating expenses of each of the underlying Fidelity funds, before expense reimbursements and expense reductions. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of a fund were redeemed at the end of each time period indicated:

		Service Class	Service Class 2
VIP FundsManager 20%	1 year	$ 86	$ 101
	3 years	$ 268	$ 315
	5 years	$ 466	$ 547
	10 years	$ 1,037	$ 1,213
VIP FundsManager 50%	1 year	$ 97	$ 112
	3 years	$ 303	$ 350
	5 years	$ 525	$ 606
	10 years	$ 1,166	$ 1,340
VIP FundsManager 70%	1 year	$ 108	$ 123
	3 years	$ 337	$ 384
	5 years	$ 585	$ 665
	10 years	$ 1,294	$ 1,466
VIP FundsManager 85%	1 year	$ 114	$ 129
	3 years	$ 356	$ 403
	5 years	$ 617	$ 697
	10 years	$ 1,363	$ 1,534
Prospectus

Fund Basics

Investment Details

Investment Objective

VIP FundsManager 20% Portfolio seeks high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

Strategic Advisers®, Inc. (Strategic Advisers) normally invests the fund's assets in a combination of underlying Fidelity funds. The fund's approximate minimum target asset allocation to underlying equity funds is reflected in its name. As of December 31, 2006, the fund's approximate asset allocation was as follows:

Funds:	Asset Allocation:
Underlying Equity Funds
Domestic Equity Funds	18%
International Equity Funds	2%
Underlying Fixed-Income Funds	51%
Underlying Money Market Funds	29%

Strategic Advisers may underweight or overweight fund types at any time, although it normally expects to invest at least approximately 20% in underlying equity funds.

Strategic Advisers intends to actively manage underlying Fidelity fund holdings to achieve portfolio characteristics similar to that of VIP FundsManager 20% Composite Index. VIP FundsManager 20% Composite Index is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity funds invest, based on combinations of the following unmanaged indices: Dow Jones Wilshire 5000 (equities); MSCI EAFE Index (international equities); Lehman Brothers Aggregate Bond Index (bonds); and Lehman Brothers 3-Month T-Bill (short-term investments).

The underlying Fidelity funds in which the fund invests may have investment limitations that are more or less restrictive than the fund's, and may concentrate in a particular industry or group of industries. The Appendix contains a list, as of December 31, 2006, of the underlying Fidelity funds in which the fund was invested. Strategic Advisers may adjust the fund's portfolio at any time and generally may invest the fund's assets in other Fidelity retail or VIP funds created in the future, as determined from time to time by Strategic Advisers, but does not intend to invest in any actively managed investment-grade bond funds. The fund normally will invest in 10-25 underlying Fidelity funds at any given time.

In buying and selling underlying Fidelity funds, Strategic Advisers relies on both quantitative and fundamental, bottom-up, proprietary mutual fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

Investment Objective

VIP FundsManager 50% Portfolio seeks high total return.

Principal Investment Strategies

Strategic Advisers normally invests the fund's assets in a combination of underlying Fidelity funds. The fund's approximate minimum target asset allocation to underlying equity funds is reflected in its name. As of December 31, 2006, the fund's approximate asset allocation was as follows:

Funds:	Asset Allocation:
Underlying Equity Funds
Domestic Equity Funds	46%
International Equity Funds	6%
Underlying Fixed-Income Funds	39%
Underlying Money Market Funds	9%

Strategic Advisers may underweight or overweight fund types at any time, although it normally expects to invest at least approximately 50% in underlying equity funds.

Strategic Advisers intends to actively manage underlying Fidelity fund holdings to achieve portfolio characteristics similar to that of VIP FundsManager 50% Composite Index. VIP FundsManager 50% Composite Index is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity funds invest, based on combinations of the following unmanaged indices: Dow Jones Wilshire 5000 (equities); MSCI EAFE Index (international equities); Lehman Brothers Aggregate Bond Index (bonds); and Lehman Brothers 3-Month T-Bill (short-term investments).

The underlying Fidelity funds in which the fund invests may have investment limitations that are more or less restrictive than the fund's, and may concentrate in a particular industry or group of industries. The Appendix contains a list, as of December 31, 2006, of the underlying Fidelity funds in which the fund was invested. Strategic Advisers may adjust the fund's portfolio at any time and generally may invest the fund's assets in other Fidelity retail or VIP funds created in the future, as determined from time to time by Strategic Advisers, but does not intend to invest in any actively managed investment-grade bond funds. The fund normally will invest in 10-25 underlying Fidelity funds at any given time.

In buying and selling underlying Fidelity funds, Strategic Advisers relies on both quantitative and fundamental, bottom-up, proprietary mutual fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

Prospectus

Fund Basics - continued

Investment Objective

VIP FundsManager 70% Portfolio seeks high total return.

Principal Investment Strategies

Strategic Advisers normally invests the fund's assets in a combination of underlying Fidelity funds. The fund's approximate minimum target asset allocation to underlying equity funds is reflected in its name. As of December 31, 2006, the fund's approximate asset allocation was as follows:

Funds:	Asset Allocation:
Underlying Equity Funds
Domestic Equity Funds	62%
International Equity Funds	11%
Underlying Fixed-Income Funds	24%
Underlying Money Market Funds	3%

Strategic Advisers may underweight or overweight fund types at any time, although it normally expects to invest at least approximately 70% in underlying equity funds.

Strategic Advisers intends to actively manage underlying Fidelity fund holdings to achieve portfolio characteristics similar to that of VIP FundsManager 70% Composite Index. VIP FundsManager 70% Composite Index is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity funds invest, based on combinations of the following unmanaged indices: Dow Jones Wilshire 5000 (equities); MSCI EAFE Index (international equities); Lehman Brothers Aggregate Bond Index (bonds); and Lehman Brothers 3-Month T-Bill (short-term investments).

The underlying Fidelity funds in which the fund invests may have investment limitations that are more or less restrictive than the fund's, and may concentrate in a particular industry or group of industries. The Appendix contains a list, as of December 31, 2006, of the underlying Fidelity funds in which the fund was invested. Strategic Advisers may adjust the fund's portfolio at any time and generally may invest the fund's assets in other Fidelity retail or VIP funds created in the future, as determined from time to time by Strategic Advisers, but does not intend to invest in any actively managed investment-grade bond funds. The fund normally will invest in 10-25 underlying Fidelity funds at any given time.

In buying and selling underlying Fidelity funds, Strategic Advisers relies on both quantitative and fundamental, bottom-up, proprietary mutual fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

Investment Objective

VIP FundsManager 85% Portfolio seeks high total return.

Principal Investment Strategies

Strategic Advisers normally invests the fund's assets in a combination of underlying Fidelity funds. The fund's approximate minimum target asset allocation to underlying equity funds is reflected in its name. As of December 31, 2006, the fund's approximate asset allocation was as follows:

Funds:	Asset Allocation:
Underlying Equity Funds
Domestic Equity Funds	72%
International Equity Funds	16%
Underlying Fixed-Income Funds	12%
Underlying Money Market Funds	0%

Strategic Advisers may underweight or overweight fund types at any time, although it normally expects to invest at least approximately 85% in underlying equity funds.

Strategic Advisers intends to actively manage underlying Fidelity fund holdings to achieve portfolio characteristics similar to that of VIP FundsManager 85% Composite Index. VIP FundsManager 85% Composite Index is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity funds invest, based on combinations of the following unmanaged indices: Dow Jones Wilshire 5000 (equities); MSCI EAFE Index (international equities); Lehman Brothers Aggregate Bond Index (bonds); and Lehman Brothers 3-Month T-Bill (short-term investments).

The underlying Fidelity funds in which the fund invests may have investment limitations that are more or less restrictive than the fund's, and may concentrate in a particular industry or group of industries. The Appendix contains a list, as of December 31, 2006, of the underlying Fidelity funds in which the fund was invested. Strategic Advisers may adjust the fund's portfolio at any time and generally may invest the fund's assets in other Fidelity retail or VIP funds created in the future, as determined from time to time by Strategic Advisers, but does not intend to invest in any actively managed investment-grade bond funds. The fund normally will invest in 10-25 underlying Fidelity funds at any given time.

In buying and selling underlying Fidelity funds, Strategic Advisers relies on both quantitative and fundamental, bottom-up, proprietary mutual fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

Prospectus

Principal Investment Risks

Many factors affect each VIP FundsManager Portfolio's performance. Each VIP FundsManager Portfolio's share price changes daily based on the performance of the underlying Fidelity funds in which it invests. The ability of each VIP FundsManager Portfolio to meet its investment objective is directly related to its target asset allocation among underlying Fidelity funds and the ability of those funds to meet their investment objectives. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

There is additional risk for each VIP FundsManager Portfolio with respect to aggregation of holdings of underlying Fidelity fund holdings, which may result in a VIP FundsManager Portfolio indirectly concentrating assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the VIP FundsManager Portfolio's returns. The VIP FundsManager Portfolios do not control the investments of the underlying Fidelity funds and any indirect concentration is a result of the underlying Fidelity funds pursuing their own investment objectives.

The following factors can significantly affect a VIP FundsManager Portfolio's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

Prospectus

Fund Basics - continued

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

In response to market, economic, political, or other conditions, Strategic Advisers may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers does so, different factors could affect a VIP FundsManager Portfolio's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP FundsManager 20% Portfolio seeks high current income and, as a secondary objective, capital appreciation.

Each of VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio seeks high total return.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing each class's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The assets of each VIP FundsManager Portfolio consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs. A money market underlying Fidelity fund's assets are valued on the basis of amortized cost. Other underlying Fidelity fund assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying Fidelity fund or if the value of a security held by an underlying Fidelity fund has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities held by an underlying Fidelity fund is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans held by an underlying fund, when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. A security's valuation may differ depending on the method used for determining value. Fair valuation of an underlying fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each VIP FundsManager Portfolio and each underlying fund (other than any underlying money market funds) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies that have signed the appropriate agreements with the funds, can buy or sell shares of the funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts.

Permitted Accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, a fund may reject any purchase orders from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level for each fund, but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. However, there is the significant risk that the funds' and insurance company's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders. The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency.

The funds' transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of a fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of a funds' transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the funds' transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. Each fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, each fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The price to buy one share of each class is the class's NAV. Each class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each class is the class's NAV.

If appropriate to protect shareholders, each fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Prospectus

Shareholder Information - continued

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Each fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

Each VIP FundsManager Portfolio earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each VIP FundsManager Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each VIP FundsManager Portfolio normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Strategic Advisers is each VIP FundsManager Portfolio's investment manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

Fidelity Management & Research Company (FMR), an affiliate of Strategic Advisers, is each underlying Fidelity fund's manager.

As of March 29, 2007, Strategic Advisers had approximately $127.5 billion in discretionary assets under management.

As of March 29, 2007, FMR had approximately $1.6 billion in discretionary assets under management.

As the manager, Strategic Advisers administers the asset allocation program for each VIP FundsManager Portfolio.

As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's investments and handling its business affairs. FMR is also responsible for handling the business affairs for each VIP FundsManager Portfolio.

Scott Kuldell is vice president and manager of VIP FundsManager 20%, 50%, 70%, and 85% Portfolios, which he has managed since their inception in April 2006. He is also director of investments for Retirement Plan Manager, Fidelity's managed account service for 401k and 403b plan participants. Since joining Fidelity Investments in 1987, Mr. Kuldell has worked as a quantitative analyst, currency strategist, portfolio manager, and director of Asset Management Consulting.

The Statement of Additional Information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Kuldell.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each VIP FundsManager Portfolio pays a management fee to Strategic Advisers. The management fee is calculated and paid to Strategic Advisers every month.

Strategic Advisers is responsible for the payment of all other expenses of each VIP FundsManager Portfolio with limited exceptions.

Each VIP FundsManager Portfolio's annual management fee rate is 0.25% of its average net assets.

Strategic Advisers pays FMR an administration fee for handling the business affairs for each VIP FundsManager Portfolio.

FMR handles the business affairs of each VIP FundsManager Portfolio. FMR receives no fee for these services.

Strategic Advisers has contractually agreed to waive 0.05% of its management fee until July 31, 2007. Reimbursement arrangements can decrease a class's expenses and boost its performance.

The Board of Trustees approved each fund's management contract and administration agreement for an initial period of more than one year. The Board of Trustees is scheduled to consider the management contract and administration agreement again in July 2008.

As of February 28, 2007, approximately 99.97% of VIP FundsManager 20% Portfolio's; 100% of VIP FundsManager 50% Portfolio's; 100% of VIP FundsManager 70% Portfolio's; and 100% of VIP FundsManager 85% Portfolio's total outstanding shares were held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes each class's shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers, may receive from Strategic Advisers or FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of shares of the class. This compensation may take the form of:

  sales charges and concessions
  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Service Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act). Under the plan, Service Class of each fund is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class of each fund may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class of each fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate for each fund may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Prospectus

Fund Services - continued

Service Class 2 of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 of each fund is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 of each fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

Any fees paid out of each class's assets on an ongoing basis pursuant to the Distribution and Service Plan will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

In addition, each Service Class and Service Class 2 plan specifically recognizes that Strategic Advisers or FMR may make payments from its management or administration fee revenues, respectively, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Service Class and Service Class 2. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

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

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


No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports, along with each fund's financial highlights and financial statements, are included in the funds' annual report. A free copy of the annual report is available upon request.

VIP FundsManager 20% Portfolio - Service Class

Period ended December 31,	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.33
Net realized and unrealized gain (loss)	.20
Total from investment operations	.53
Distributions from net investment income	(.14)
Distributions from net realized gain	(.05)
Total distributions	(.19)
Net asset value, end of period	$ 10.34
Total Return B, C, D	5.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A
Expenses net of fee waivers, if any	.20% A
Expenses net of all reductions	.20% A
Net investment income (loss)	4.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate	92%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

VIP FundsManager 20% Portfolio - Service Class 2

Period ended December 31,	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.32
Net realized and unrealized gain (loss)	.20
Total from investment operations	.52
Distributions from net investment income	(.13)
Distributions from net realized gain	(.05)
Total distributions	(.18)
Net asset value, end of period	$ 10.34
Total Return B, C, D	5.23%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	4.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate	92% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

VIP FundsManager 50% Portfolio - Service Class

Period ended December 31,	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.26
Net realized and unrealized gain (loss)	.47
Total from investment operations	.73
Distributions from net investment income	(.12)
Distributions from net realized gain	(.09)
Total distributions	(.21)
Net asset value, end of period	$ 10.52
Total Return B, C, D	7.31%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A
Expenses net of fee waivers, if any	.20%A
Expenses net of all reductions	.20%A
Net investment income (loss)	3.48%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107
Portfolio turnover rate	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

VIP FundsManager 50% Portfolio - Service Class 2

Period ended December 31,	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.24
Net realized and unrealized gain (loss)	.47
Total from investment operations	.71
Distributions from net investment income	(.11)
Distributions from net realized gain	(.09)
Total distributions	(.20)
Net asset value, end of period	$ 10.51
Total Return B, C, D	7.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	3.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107
Portfolio turnover rate	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

VIP FundsManager 70% Portfolio - Service Class

Period ended December 31,	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.21
Net realized and unrealized gain (loss)	.65
Total from investment operations	.86
Distributions from net investment income	(.11)
Distributions from net realized gain	(.11)
Total distributions	(.22)
Net asset value, end of period	$ 10.64
Total Return B, C, D	8.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A
Expenses net of fee waivers, if any	.20% A
Expenses net of all reductions	.20% A
Net investment income (loss)	2.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109
Portfolio turnover rate	106% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

VIP FundsManager 70% Portfolio - Service Class 2

Period ended December 31,	2006G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20
Net realized and unrealized gain (loss)	.65
Total from investment operations	.85
Distributions from net investment income	(.10)
Distributions from net realized gain	(.11)
Total distributions	(.21)
Net asset value, end of period	$ 10.64
Total Return B, C, D	8.45%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108
Portfolio turnover rate	106%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

VIP FundsManager 85% Portfolio - Service Class

Period ended December 31,	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17
Net realized and unrealized gain (loss)	.74
Total from investment operations	.91
Distributions from net investment income	(.08)
Distributions from net realized gain	(.11)
Total distributions	(.19)
Net asset value, end of period	$ 10.72
Total Return B, C, D	9.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A
Expenses net of fee waivers, if any	.20% A
Expenses net of all reductions	.20% A
Net investment income (loss)	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109
Portfolio turnover rate	111% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

VIP FundsManager 85% Portfolio - Service Class 2

Period ended December 31,	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16
Net realized and unrealized gain (loss)	.74
Total from investment operations	.90
Distributions from net investment income	(.07)
Distributions from net realized gain	(.11)
Total distributions	(.18)
Net asset value, end of period	$ 10.72
Total Return B, C, D	8.99%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109
Portfolio turnover rate	111% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

Underlying Fidelity Funds

Each VIP FundsManager Portfolio invests in a combination of underlying Fidelity retail and VIP funds. A list of the underlying funds in which each VIP FundsManager Portfolio was invested as of December 31, 2006 is provided below. Strategic Advisers intends to actively manage Fidelity fund holdings and may adjust a VIP FundsManager Portfolio's underlying Fidelity fund holdings at any time. Strategic Advisers generally may invest each VIP FundsManager Portfolio's assets in other Fidelity retail or VIP funds created in the future, as determined from time to time by Strategic Advisers, but does not intend to invest in any actively managed investment-grade bond funds. Each VIP FundsManager Portfolio normally will invest in 10-25 underlying Fidelity funds at any given time.

The underlying Fidelity funds in which each VIP FundsManager Portfolio invests may have investment limitations that are more or less restrictive than each VIP FundsManager Portfolio's, and may concentrate in a particular industry or group of industries, or in a single issuer. For information on the funds named below, as well as other underlying Fidelity funds in which a VIP FundsManager Portfolio may invest, see the underlying fund's prospectus. For a copy of any underlying Fidelity fund's prospectus, please visit www.fidelity.com or, for VIP funds, advisor.fidelity.com.

VIP FundsManager 20%
Domestic Equity Funds
Fidelity Aggressive Growth Fund
Fidelity Contrafund
Fidelity Dividend Growth Fund
Fidelity Equity-Income Fund
Fidelity Growth Company Fund
Fidelity Large Cap Stock Fund
Fidelity Mid-Cap Stock Fund
Fidelity Real Estate Investment PortfolioA
Fidelity Small Cap Stock Fund
Fidelity Small Cap Value Fund
Spartan Extended Market Index Fund Investor Class
Spartan Total Market Index Fund Investor Class
VIP Growth Opportunities Portfolio Investor Class
International Equity Funds
Fidelity International Discovery Fund
Fidelity International Real Estate FundA
Fidelity International Small Capital Opportunities Fund
Fidelity Overseas Fund
Spartan International Index Fund Investor Class
Fixed-Income Funds
Fidelity Capital & Income Fund
Fidelity Floating Rate High Income Fund Retail Class
Fidelity High Income Fund
Fidelity New Markets Income Fund
Fidelity U.S. Bond Index Fund
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class IB

A Concentrates in Real Estate.

B Concentrates in Financial Services.

Prospectus

VIP FundsManager 50%
Domestic Equity Funds
Fidelity Aggressive Growth Fund
Fidelity Contrafund
Fidelity Dividend Growth Fund
Fidelity Equity-Income Fund
Fidelity Growth Company Fund
Fidelity Large Cap Stock Fund
Fidelity Mid-Cap Stock Fund
Fidelity Nasdaq Composite Index Fund
Fidelity Real Estate Investment PortfolioA
Fidelity Small Cap Independence Fund
Fidelity Small Cap Stock Fund
Fidelity Value Discovery Fund
Fidelity Value Strategies Fund
Spartan Extended Market Index Fund Investor Class
Spartan Total Market Index Fund Investor Class
Spartan U.S. Equity Index Fund Investor Class
VIP Growth Opportunities Portfolio Investor Class
International Equity Funds
Fidelity International Discovery Fund
Fidelity International Real Estate FundA
Fidelity International Small Capital Opportunities Fund
Fidelity Overseas Fund
Spartan International Index Fund Investor Class
Fixed-Income Funds
Fidelity Capital & Income Fund
Fidelity Floating Rate High Income Fund Retail Class
Fidelity High Income Fund
Fidelity New Markets Income Fund
Fidelity U.S. Bond Index Fund
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class IB

A Concentrates in Real Estate.

B Concentrates in Financial Services.

Prospectus

Appendix - continued

VIP FundsManager 70%
Domestic Equity Funds
Fidelity Aggressive Growth Fund
Fidelity Capital Appreciation Fund
Fidelity Contrafund
Fidelity Dividend Growth Fund
Fidelity Equity-Income Fund
Fidelity Growth Company Fund
Fidelity Large Cap Stock Fund
Fidelity Mid-Cap Stock Fund
Fidelity Nasdaq Composite Index Fund
Fidelity Real Estate Investment PortfolioA
Fidelity Small Cap Independence Fund
Fidelity Small Cap Stock Fund
Fidelity Value Discovery Fund
Fidelity Value Strategies Fund
Spartan Total Market Index Fund Investor Class
Spartan U.S. Equity Index Fund Investor Class
VIP Growth Opportunities Portfolio Investor Class
International Equity Funds
Fidelity Emerging Markets Fund
Fidelity International Discovery Fund
Fidelity International Real Estate FundA
Fidelity International Small Capital Opportunities Fund
Fidelity Overseas Fund
Spartan International Index Fund Investor Class
Fixed-Income Funds
Fidelity Capital & Income Fund
Fidelity Floating Rate High Income Fund Retail Class
Fidelity High Income Fund
Fidelity New Markets Income Fund
Fidelity U.S. Bond Index Fund
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class IB

A Concentrates in Real Estate.

B Concentrates in Financial Services.

Prospectus

VIP FundsManager 85%
Domestic Equity Funds
Fidelity Aggressive Growth Fund
Fidelity Capital Appreciation Fund
Fidelity Contrafund
Fidelity Dividend Growth Fund
Fidelity Equity-Income Fund
Fidelity Growth Company Fund
Fidelity Large Cap Stock Fund
Fidelity Mid Cap Value Fund
Fidelity Mid-Cap Stock Fund
Fidelity Nasdaq Composite Index Fund
Fidelity Real Estate Investment PortfolioA
Fidelity Small Cap Independence Fund
Fidelity Small Cap Stock Fund
Fidelity Small Cap Value Fund
Fidelity Value Discovery Fund
Fidelity Value Fund
Fidelity Value Strategies Fund
Spartan Total Market Index Fund Investor Class
Spartan U.S. Equity Index Fund Investor Class
VIP Growth Opportunities Portfolio Investor Class
International Equity Funds
Fidelity Emerging Markets Fund
Fidelity International Discovery Fund
Fidelity International Real Estate FundA
Fidelity International Small Capital Opportunities Fund
Fidelity Overseas Fund
Spartan International Index Fund Investor Class
Fixed-Income Funds
Fidelity Capital & Income Fund
Fidelity Floating Rate High Income Fund Retail Class
Fidelity High Income Fund
Fidelity New Markets Income Fund
Fidelity U.S. Bond Index Fund

A Concentrates in Real Estate.

Prospectus

Notes

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03759

Fidelity, Fidelity Investments & (Pyramid) Design, and Strategic Advisers are registered trademarks of FMR Corp.

VIP FundsManager is a service mark of FMR Corp.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.827144.102 VFMSCSC2-pro-0407

Fidelity® Variable Insurance Products

FundsManager 20% Portfolio, FundsManager 50% Portfolio,
FundsManager 70% Portfolio, and FundsManager 85% Portfolio

Funds of Variable Insurance Products Fund IV
Service Class and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

This statement of additional information (SAI) is not a prospectus. Portions of the funds' annual report is incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated April 30, 2007, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Special Considerations Regarding Canada	<Click Here>
Special Considerations Regarding Europe	<Click Here>
Special Considerations Regarding Japan	<Click Here>
Special Considerations Regarding Asia Pacific Region (ex Japan)	<Click Here>
Special Considerations Regarding Latin America	<Click Here>
Special Considerations Regarding Emerging Markets	<Click Here>
Special Considerations Regarding Russia	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying and Selling Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

VFMSCSC2-ptb-0407
1.827145.102

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a VIP FundsManagerSM Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the VIP FundsManager Portfolio's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the VIP FundsManager Portfolio's investment policies and limitations.

A VIP FundsManager Portfolio's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For purposes of each fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Oil, Gas, and Mineral Exploration Programs

For each fund:

The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

In addition to each fund's fundamental and non-fundamental limitations discussed above:

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements a fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For a fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Notwithstanding the foregoing investment limitations, the underlying Fidelity funds in which the VIP FundsManager Portfolios may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting a VIP FundsManager Portfolio to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying Fidelity fund are set forth in its SAI.

In accordance with each VIP FundsManager Portfolio's investment program as set forth in the prospectus, a VIP FundsManager Portfolio may invest more than 25% of its assets in any one underlying Fidelity fund. While each VIP FundsManager Portfolio does not intend to concentrate its investments in a particular industry, a VIP FundsManager Portfolio may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying Fidelity funds.

Investment Practices of the VIP FundsManager Portfolios

The following pages contain more detailed information about types of instruments in which a VIP FundsManager Portfolio may invest, strategies Strategic Advisers®, Inc. (Strategic Advisers) may employ in pursuit of a VIP FundsManager Portfolio's investment objective, and a summary of related risks. Strategic Advisers may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a VIP FundsManager Portfolio achieve its goal.

Borrowing. Each VIP FundsManager Portfolio may borrow from banks or from other funds advised by Fidelity Management & Research Company (FMR) or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

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Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500SM Index (S&P 500®). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Limitations on Futures and Options Transactions. The trust, on behalf of each fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each fund is not subject to registration or regulation as a CPO.

Each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR, on behalf of Strategic Advisers, determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's® Investors Service, Standard & Poor's® (S&P®), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The VIP FundsManager Portfolios will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR on behalf of Strategic Advisers.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The VIP FundsManager Portfolios will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR on behalf of Strategic Advisers. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by Strategic Advisers to be in good standing and when, in Strategic Advisers' judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, Strategic Advisers may rely on FMR's or its affiliates' evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Temporary Defensive Policies. Each VIP FundsManager Portfolio reserves the right to invest without limitation in money market funds for temporary, defensive purposes.

Investment Practices of the Underlying Fidelity Funds

The following pages contain more detailed information about types of instruments in which an underlying Fidelity fund may invest, strategies FMR may employ in pursuit of an underlying Fidelity fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help an underlying Fidelity fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the SEC, the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

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Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

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Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Companies "Principally Engaged" in the Real Estate Industry. For purposes of Real Estate Investment's investment objective and policy of investing at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments, FMR considers a company to be principally engaged in the real estate industry if at least 50% of its assets (marked to market), gross income, or net profits are attributable to ownership, construction, management, or sale of residential, commercial, or industrial real estate.

Countries and Markets Not Considered to Be Emerging. For purposes of New Markets Income and Emerging Markets, as of December 31, 2006, the following countries and markets are not considered to be emerging: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Country or Geographic Region. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Domestic and Foreign Investments (money market funds only) include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, a fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

Exposure to Foreign and Emerging Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR or Geode will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's or Geode's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR or Geode anticipates. For example, if a currency's value rose at a time when FMR or Geode had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR or Geode hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR or Geode increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's or Geode's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR or Geode determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR or Geode will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures, Options, and Swap Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, some are based on indices of securities prices, such as the S&P 500, and some are based on Eurodollars. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index may invest in futures on stock indexes other than the indexes they seek to track.

For example, Spartan Total Market Index and Spartan Extended Market Index may invest in futures on such indexes as the S&P 500, the Russell 2000® Index (Russell 2000), or the Standard & Poor's® MidCap 400 Index (S&P MidCap 400).

Futures may be based on foreign indexes such as the Compagnie des Agents de Change 40 Index (CAC 40) in France, the Deutscher Aktienindex (DAX 30) in Germany, the Dow Jones EURO STOXX 50 Index (DJ EURO STOXX 50), the Financial Times Stock Exchange Eurotop 100 Index (FTSE Eurotop 100) in Europe, the IBEX 35 Index (IBEX 35) in Spain, the Financial Times Stock Exchange 100 Index (FTSE 100) in the United Kingdom, the Standard & Poor's ASX 200 Index (S&P ASX 200), the Australian Stock Exchange All Ordinaries Index (ASX All Ordinaries) in Australia, the Hang Seng Index in Hong Kong, and the Nikkei Stock Average (Nikkei 225), the Nikkei Stock Index 300 (Nikkei 300), and the Tokyo Stock Exchange Stock Price Index (TOPIX) in Japan.

Positions in Eurodollar futures reflect market expectations of forward levels of three-month London Interbank Offered Rate (LIBOR) rates.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

Limitations on Futures, Options, and Swap Transactions. Each trust, on behalf of each equity and bond fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term CPO under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each equity and bond fund is not subject to registration or regulation as a CPO.

Each investment-grade bond fund will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of the fund's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

Each growth and growth & income fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Advisor Floating Rate High Income, Capital & Income, High Income, and New Markets Income will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Geode also intends to follow certain other limitations on Spartan U.S. Equity Index's, Spartan Total Market Index's, Spartan Extended Market Index's, and Spartan International Index's futures and option activities. Each fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, each fund will not enter into any futures contract, option, or swap agreement if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund's other futures, options, or swaps positions, would exceed 35% of the fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

The above limitations on the funds' (other than a money market fund's) investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere in this SAI are not fundamental policies and may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Swap Agreements (except Spartan Extended Market Index, Spartan Total Market Index, Spartan International Index, and Spartan U.S. Equity Index) can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), total return swaps (where the parties exchange a floating rate for the total return of a security or index), and credit default swaps (where one party pays a fixed rate and the other agrees to buy a specific issuer's debt at par upon the occurrence of certain agreed events, including for example, if the issuer is bankrupt, defaults on any of its debt obligations or makes arrangements with a creditor to modify a debt obligation).

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In the case of a physically settled credit default swap written by the fund, the fund must be prepared to pay par for and take possession of eligible debt of a defaulted issuer. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. In the case of a credit default swap written by the fund, the fund will experience a loss if a credit event occurs and the credit of the underlying referenced entity (the debt issuer as to which credit protection has been written) has deteriorated. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the underlying referenced entity has declined.

Swap Agreements (Spartan Extended Market Index, Spartan Total Market Index, Spartan International Index, and Spartan U.S. Equity Index only). Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay the fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, or of a stock, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to hedge its exposure effectively, Spartan Extended Market Index, Spartan Total Market Index, Spartan International Index, and Spartan U.S. Equity Index would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in value of the specific index, security or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund and impairing the fund's correlation with its applicable index. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of each fund's (except Spartan Extended Market Index, Spartan Total Market Index, Spartan International Index, and Spartan U.S. Equity Index) investments and, through reports from FMR, the Board monitors investments in illiquid securities. Under the supervision of the Board of Trustees and FMR, Geode determines the liquidity of Spartan Extended Market Index's, Spartan Total Market Index's, Spartan International Index's, and Spartan U.S. Equity Index's investments and, through reports from FMR and/or Geode, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, various factors may be considered, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

In addition, for Spartan Extended Market Index, Spartan Total Market Index, Spartan International Index, and Spartan U.S. Equity Index, indexed securities include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of the S&P 500, the Dow Jones Wilshire 5000 Composite Index (Dow Jones Wilshire 5000), the Dow Jones Wilshire 4500 Completion IndexSM  (Dow Jones Wilshire 4500), the Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East (MSCI® EAFE®) Index, or comparable stock indices. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's Investors Service, S&P, Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases costs and may increase taxable gains.

Municipal Securities are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.


Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

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Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities and common stock.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Real estate investment trusts issue debt securities to fund the purchase and/or development of commercial properties. The value of these debt securities may be affected by changes in the value of the underlying property owned by the trusts, the creditworthiness of the trusts, interest rates, and tax and regulatory requirements. Real estate investment trusts are dependent upon management skill and the cash flow generated by the properties owned by the trusts. Real estate investment trusts are at the risk of the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, for Spartan Extended Market Index, Spartan Total Market Index, Spartan International Index, and Spartan U.S. Equity Index, by Geode or, under certain circumstances, by FMR or an FMR affiliate.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, for Spartan Extended Market Index, Spartan Total Market Index, Spartan International Index, and Spartan U.S. Equity Index, by Geode or, under certain circumstances, by FMR or an FMR affiliate. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including FBS LLC. FBS LLC is a member of the NYSE and an indirect subsidiary of FMR Corp. Spartan Extended Market Index, Spartan Total Market Index, Spartan International Index, and Spartan U.S. Equity Index will not lend securities to Geode or its affiliates.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, as appropriate, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share (NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Spartan Extended Market Index, Spartan Total Market Index, Spartan International Index, and Spartan U.S. Equity Index may invest in investment companies that seek to track the performance of indexes other than the indexes that the funds seek to track.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the NAV of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, FMR and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Temporary Defensive Policies.

Each growth and growth & income fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Each investment-grade taxable bond fund and Advisor Floating Rate High Income reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.

New Markets Income reserves the right to invest without limitation in U.S. securities for temporary, defensive purposes.

Capital & Income and High Income reserve the right to invest without limitation in investment-grade securities for temporary, defensive purposes.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

The following pages contain detailed information about special considerations of underlying international Fidelity funds, in which certain VIP FundsManager Portfolios may invest.

SPECIAL CONSIDERATIONS REGARDING CANADA

Political. Canada's parliamentary system of government is, in general, stable. One of the provinces, Quebec, which has a predominantly French-speaking population, does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. To date, referendums on Quebec sovereignty have been defeated, but the issue remains unresolved. In case a referendum about the independence of Quebec were successful, then the Canadian federal government may be obliged to negotiate with Quebec.

Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada's largest trading partner and developments in economic policy do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement may make the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas, particularly China, may change the composition of Canada's trade and foreign investment composition in the near future.

SPECIAL CONSIDERATIONS REGARDING EUROPE

The European Union (EU) is an intergovernmental and supranational union of most Western European countries and a growing number of Eastern European countries, each known as a member state. One of the key activities of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established, among other things, the European Economic and Monetary Union (EMU) which sets out different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation, including the adoption of a single currency, the euro. Many member states have adopted, and other member states are generally expected to eventually adopt, the euro as their single currency. When a member state adopts the euro as its currency, the member state no longer controls its own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank. However, certain countries do not qualify for the euro and thus risk being left behind.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members or requires candidates for EMU membership to comply with. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. The countries adopting the euro must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment in some European countries has historically been higher than in the United States and could pose political risk. One or more member states might exit the EU, placing its currency and banking system in jeopardy. Major issues currently facing the EU cover its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the new constitutional treaty, the EU's enlargement to the south and east, and resolving the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. The EU has been extending its influence to the east. It has accepted several Eastern European countries as new members, and has plans to accept several more in the medium-term. It is hoped that membership for these states will help cement economic and political stability. For these countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, new member states which were former Soviet satellites remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the old Soviet Union. Further expansion of the EU has long-term economic benefits, but certain European countries are not viewed as currently suitable for membership, especially the troubled economies of countries further east. Also, as the EU continues to enlarge, the candidate countries' accessions may grow more controversial. Some member states may repudiate certain candidate countries joining the EU upon concerns about the possible economic, immigration, and cultural implications that may result from such enlargement. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. For example, a large segment of the population in the United Kingdom may be indifferent or opposed to the EU, while other countries are generally more in favor of European integration.

It is possible that the gap between rich and poor within the EU's member countries, and particularly among new members that have not met the requirements for joining the EMU may increase, and that realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made which may affect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

Economic. The EU economy is expected to grow further over the next decade as more countries join the EU - especially considering that the new member states are usually poorer than the EU average, and hence the expected fast GDP growth will help achieve the dynamic of the united Europe. The EU's economic growth has been below that of the United States most years since 1990, and the economic performance of several of its key members, including Germany and Italy, is a matter of serious concern to policy makers.

As economic conditions across member states vary from robust to dismal, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. According to the Maastricht treaty, member countries must maintain tight control over inflation, public debt, and budget deficit in order to qualify for participation in the euro. These requirements severely limit EMU member countries' ability to implement monetary policy to address regional economic conditions.

Currency. Investing in euro-denominated securities entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. Many European countries rely heavily upon export-dependent businesses and any strength in the exchange rate between the euro and the U.S. dollar can have either a positive or a negative effect upon corporate profits.

Nordic Countries. Faced with stronger global competition, the Nordic countries - Denmark, Finland, Norway, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource-dependent and face pressure as a result of high labor costs. Pension reform, union regulation, and further cuts in liberal social programs will likely need to be addressed as the Nordic countries face increased international competition.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries.

Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency.

SPECIAL CONSIDERATIONS REGARDING JAPAN

Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation have helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

Economic. For three decades from the 1960s through the 1980s, Japan's overall real economic growth had been spectacular. However, growth slowed markedly in the 1990s and Japan's economy fell into a long recession. At present, the Japanese economy could be recovering from this long recession, although uncertainties about its recovery remain. Japan's huge government debt, the aging of the population, an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses are some of the major long-term problems.

Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Japan's economic growth is significantly driven by its exports. Domestic or foreign trade sanctions or other protectionist measures could adversely impact Japan's economy. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena and the resulting damage continue to exist.

A pressing need to sustain Japan's economic recovery and improve its economic growth is the task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, may have to reform themselves to become more competitive. Successful financial sector reform would contribute to Japan's economic recovery at home and would benefit other economies in Asia. Internal conflict over the proper way to reform the banking system exists.

SPECIAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (EX JAPAN)

Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the European Union.

Korea. Investors should be aware that investing in Korea involves risks not typically associated with investing in the U.S. securities markets. Relations between North Korea and South Korea remain tense and the possibility of military action between two countries still exists. Corporate and financial sector restructuring initiated by the Korean government, in conjunction with the IMF, after the 1997-1998 Asian financial crisis can be expected to continue but its full impact cannot be predicted yet. Korean economy's reliance on international trade and other Asian economies makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation.

China Region. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion. Although many Taiwanese companies heavily invest in China, a state of hostility continues to exist between China and Taiwan, which Beijing has long deemed a part of China and has made a nationalist cause of recovering it. Taiwan's political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China.

In addition to the risks inherent in investing in the emerging markets, the risks of investing in China, Hong Kong, and Taiwan merit special consideration.

People's Republic of China. The government of the People's Republic of China is dominated by the one-party rule of the Chinese Communist Party.

China's economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies. Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a substantial portion of productive assets in China are still owned by the Chinese government. The government continues to exercise significant control over regulating industrial development and, ultimately, control over China's economic growth through the allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.

Growth has also put a strain on China's aging infrastructure. The government has attempted to slow down the pace of growth through administrative measures. An interest rate increase was also meant to tighten access to capital, but its effect was limited.

As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. The Chinese legal system, in particular, constitutes a significant risk factor for investors. The Chinese legal system is based on statutes. Since the late 1970s, Chinese legislative bodies have promulgated laws and regulations dealing with various economic matters such as foreign investment, corporate organization and governance, commerce, taxation, and trade. However, these laws are relatively new and published court decisions based on these laws are limited and non-binding. The interpretation and enforcement of these laws and regulations are uncertain.

China continues to limit direct foreign investments generally in industries deemed important to national interests. Foreign investment in domestic securities are also subject to substantial restrictions.

Hong Kong. In 1997, Great Britain handed over control of Hong Kong to the Chinese mainland government. Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, which guarantees a high degree of autonomy in certain matters until 2047, while defense and foreign affairs are the responsibility of the central government in Beijing. The chief executive of Hong Kong is appointed by the Chinese government. Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital. The Basic Law guarantees existing freedoms, including free speech and assembly, press, religion, and the right to strike and travel. Business ownership, private property, the right of inheritance and foreign investment are also protected by law. China has committed by treaty to preserve Hong Kong's autonomy until 2047; however, if China were to exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance.

Taiwan. For decades, a state of hostility has existed between Taiwan and the People's Republic of China. Beijing has long deemed Taiwan a part of the "one China" and has made a nationalist cause of recovering it. In the past, China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. Foreign trade has been the engine of rapid growth in Taiwan and has transformed the island into one of Asia's great exporting nations. As an export-oriented economy, Taiwan depends on an open world trade regime and remains vulnerable to downturns in the world economy. Taiwanese companies continue to compete mostly on price, producing generic products or branded merchandise on behalf of multinational companies. Accordingly, these businesses can be particularly vulnerable to currency volatility and increasing competition from neighboring lower-cost countries. Moreover, many Taiwanese companies are heavily invested in mainland China and other countries throughout Southeast Asia, making them susceptible to political events and economic crises in these parts of the region.

Southeast Asia. In addition to the risks inherent in investing in the emerging markets, the risks of investing in Southeast Asia merit special consideration. Indonesia has restored financial stability and pursued sober fiscal policies since the 1997-1998 Asian financial crisis, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions. In addition, Indonesia continues to be at risk of ethnic, sectarian, and separatist violence. Keys to future growth remain internal reform, peaceful resolution of internal conflicts, building up the confidence of international and domestic investors, and strong global economic growth. In late December 2004, a major tsunami took nearly 127,000 lives, left more than 93,000 people missing and nearly 441,000 people displaced, and destroyed $4.5 to $5.0 billion worth of property. The negative effects of the tsunami are still felt today, and similar natural disasters could happen again.

Thailand has a well-developed infrastructure and a free-enterprise economy, and welcomes foreign investment. Increased consumption and investment spending and strong export growth continues to sustain high GDP growth. Bangkok has pursued preferential trade agreements with a variety of partners in an effort to boost exports and maintain high growth, and in 2004 began negotiations on a Free Trade Agreement with the U.S. However, weakening fiscal discipline, separatist violence in the south and the continued intervention by the military in civilian spheres may cause additional risks for investments in Thailand.

The Philippines' persistent large budget deficit has produced a high debt level and has forced Manila to spend a large portion of the national government budget on debt service. Large, unprofitable public enterprises, especially in the energy sector, contribute to the government's debt because of slow progression privatization. Credit rating agencies are increasingly concerned about the Philippines' ability to sustain the debt; legislative progress on new revenue measures will weigh heavily on credit rating decisions. The Philippines continues facing endemic corruption and political uncertainties, including threats from military coups and from different terrorist and separatist groups.

SPECIAL CONSIDERATIONS REGARDING LATIN AMERICA

As an emerging market, Latin America historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, in some Latin American countries, a move to sustainable democracy and a more mature and accountable political environment is under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. Investors in the region continue to face a number of potential risks.

A number of Latin American countries are among the largest debtors of developing countries and have a long history of foreign debt and default. The majority of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Historically, government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets.

SPECIAL CONSIDERATIONS REGARDING EMERGING MARKETS

Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

SPECIAL CONSIDERATIONS REGARDING RUSSIA

Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign and private investors.

Economic. Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers' ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other government actions, foreign investors could face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities (normally, shares of the underlying Fidelity funds) are placed on behalf of each VIP FundsManager Portfolio by Strategic Advisers, either itself or through its affiliates, pursuant to authority contained in each VIP FundsManager Portfolio's management contract. A VIP FundsManager Portfolio will not incur any commissions or sales charges when it invests in underlying Fidelity funds, but it may incur such costs if it invests directly in other types of securities. Strategic Advisers may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security.

The Trustees of each fund periodically review Strategic Advisers' performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each VIP FundsManager Portfolio, respectively. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Brokers

In selecting brokers or dealers (including affiliates of Strategic Advisers) to execute each fund's portfolio transactions, Strategic Advisers considers factors deemed relevant in the context of a particular trade and in regard to Strategic Advisers' overall responsibilities with respect to each VIP FundsManager Portfolio and other investment accounts, including any instructions from each fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using ECNs, electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Strategic Advisers; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best execution, Strategic Advisers may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. Strategic Advisers also may select a broker that charges more than the lowest available commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Strategic Advisers) that execute transactions for each VIP FundsManager Portfolio may receive higher compensation from each fund than other brokers might have charged each fund, in recognition of the value of the brokerage or research products and services they provide to Strategic Advisers or its affiliates.

Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; and investment recommendations. Strategic Advisers may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement Strategic Advisers' own research activities in providing investment advice to the funds.

Execution Services. In addition, products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including but not limited to communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in personal meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. Strategic Advisers and its affiliates may use commission dollars to obtain certain products or services that are not used exclusively in Strategic Advisers' or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, Strategic Advisers or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to Strategic Advisers. Strategic Advisers' expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services Strategic Advisers receives from brokers are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

Strategic Advisers' Decision-Making Process. Before causing a VIP FundsManager Portfolio fund to pay a particular level of compensation, Strategic Advisers will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to Strategic Advisers, viewed in terms of the particular transaction for a fund or Strategic Advisers' overall responsibilities to a fund or other investment companies and investment accounts. While Strategic Advisers may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither Strategic Advisers nor the funds incur an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist Strategic Advisers and its affiliates in terms of its overall investment responsibilities to each VIP FundsManager Portfolio and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Strategic Advisers or its affiliates.

Hard Dollar Research Contracts. Strategic Advisers has arrangements with certain third-party research providers and brokers through whom Strategic Advisers effects fund trades, whereby Strategic Advisers may pay with hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. Even with such hard dollar payments, Strategic Advisers may cause a VIP FundsManager Portfolio to pay more for execution than the lowest commission rate available from the broker providing research products and services to Strategic Advisers, or that may be available from another broker. Strategic Advisers views its hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and to pay fund expenses, as described below, will decrease. Strategic Advisers' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on Strategic Advisers' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Affiliated Transactions

Strategic Advisers may place trades with certain brokers, including National Financial Services LLC (NFS), with whom it is under common control provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Trade Allocation

Although the Trustees and officers of each VIP FundsManager Portfolio are substantially the same as those of other funds managed by Strategic Advisers or its affiliates, investment decisions for each VIP FundsManager Portfolio are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Strategic Advisers or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by Strategic Advisers to be appropriate and equitable to each fund or investment account. In some cases adherence on these procedures could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal period ended December 31, 2006, the portfolio turnover rates for each fund are presented in the table below.

Turnover Rates*	2006A
VIP FundsManager 20%	 92%
VIP FundsManager 50%	 103%
VIP FundsManager 70%	 106%
VIP FundsManager 85%	 111%

A Annualized.

* Funds commenced operations on April 13, 2006.

For the fiscal year ended December 31, 2006, each fund paid no brokerage commissions.

For the fiscal year ended December 31, 2006, each fund paid no brokerage commissions to firms for providing research services.

VALUATION

Each class's NAV is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

The assets of each VIP FundsManager Portfolio consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs.

Valuation of Underlying Fidelity Funds

Growth and Growth & Income Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Income/Taxable Bond Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Money Market Funds. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.

Securities of other open-end investment companies are valued at their respective NAVs.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING AND SELLING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

The following information is only a summary of some of the tax consequences affecting insurance company separate accounts invested in the VIP FundsManager Portfolios. No attempt has been made to discuss tax consequences affecting variable product owners. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Each VIP FundsManager Portfolio intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to insurance company separate accounts invested in the fund. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each VIP FundsManager Portfolio intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. If a fund failed to qualify as a "regulated investment company" in any year, among other consequences, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code.

Each VIP FundsManager Portfolio also intends to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder. These diversification requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the assets of an insurance company separate account that may be invested in the securities of a single issuer or a certain number of issuers. Because Section 817(h) and the regulations thereunder treat the assets of each fund as the assets of the related insurance company separate account, each fund must also satisfy these requirements. If a fund failed to satisfy these requirements, a variable annuity or variable life insurance product supported by an insurance company separate account invested in the fund would not be treated as an annuity or as life insurance for tax purposes and would no longer be eligible for tax deferral.

TRUSTEES AND OFFICERS

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each VIP FundsManager Portfolio and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each VIP FundsManager Portfolio's activities, review contractual arrangements with companies that provide services to each VIP FundsManager Portfolio, and review each VIP FundsManager Portfolio's performance. If the interests of a VIP FundsManager Portfolio and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the VIP FundsManager Portfolios to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund IV. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Scott Kuldell (41)

Year of Election or Appointment: 2006

Vice President of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Prior to assuming his current responsibilities, Mr. Kuldell worked as a quantitative analyst, currency strategist, portfolio manager, and director of Asset Management Consulting.

Eric D. Roiter (58)

Year of Election or Appointment: 2006

Secretary of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (38)

Year of Election or Appointment: 2007

Assistant Secretary of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2006

Chief Compliance Officer of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2006

Deputy Treasurer of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2006

Deputy Treasurer of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2006

Assistant Treasurer of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (52)

Year of Election or Appointment: 2006

Assistant Treasurer of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2006

Assistant Treasurer of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2006

Assistant Treasurer of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 12 standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended December 31, 2006, the committee held 12 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended December 31, 2006, the committee held four meetings.

The Board of Trustees has established three Fund Oversight Committees: the Equity Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach), the Fixed-Income, International, and Special Committee (composed of Ms. Small (Chair), Ms. Knowles, and Mr. Dirks), and the Select and Asset Allocation Committee (composed of Dr. Heilmeier (Chair), Messrs. Keyes and Wolfe). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income, International, and Special Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues, and of international research. The Select and Asset Allocation Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. During the fiscal year ended December 31, 2006, the Equity Committee held 10 meetings, the Fixed-Income, International, and Special Committee held 11 meetings, and the Select and Asset Allocation Committee held 11 meetings.

The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach, Dr. Heilmeier, and Ms. Small) and the Fixed-Income Contract Committee (composed of Ms. Small (Chair), Mr. Dirks, and Ms. Knowles). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended December 31, 2006, each Fund Contract Committee held four meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Dirks (Chair), Gamper, and Stavropoulos, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended December 31, 2006, the Shareholder, Distribution and Brokerage Committee held 13 meetings.

The Audit Committee is composed of Ms. Knowles (Chair), Dr. Heilmeier, and Messrs. Keyes and Wolfe. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the Fidelity funds' financial statements and any material reports or inquiries received from regulators or governmental agencies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended December 31, 2006, the committee held 15 meetings.

The Governance and Nominating Committee is composed of Messrs. Lautenbach (Chair), Stavropoulos, and Wolfe. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended December 31, 2006, the committee held 10 meetings.

The Board of Trustees established the Compliance Committee (composed of Ms. Small (Chair), Ms. Knowles, and Messrs. Stavropoulos and Wolfe) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended December 31, 2006, the committee held 21 meetings.

The Proxy Voting Committee is composed of Messrs. Gamper (Chair), Dirks, and Keyes. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. During the fiscal year ended December 31, 2006, the committee held two meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2006.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Robert L. Reynolds
VIP FundsManager 20%	none	none
VIP FundsManager 50%	none	none
VIP FundsManager 70%	none	none
VIP FundsManager 85%	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Albert R. Gamper, Jr.	George H. Heilmeier	James H. Keyes	Marie L. Knowles
VIP FundsManager 20%	none	none	none	none	none
VIP FundsManager 50%	none	none	none	none	none
VIP FundsManager 70%	none	none	none	none	none
VIP FundsManager 85%	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	none	over $100,000
DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP FundsManager 20%	none	none	none	none
VIP FundsManager 50%	none	none	none	none
VIP FundsManager 70%	none	none	none	none
VIP FundsManager 85%	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended December 31, 2006.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	Dennis J. Dirks	Albert R. Gamper, Jr.	Robert M. Gates[2]	George H. Heilmeier	James H. Keyes[3]	Marie L. Knowles
VIP FundsManager 20%+	$ 3	$ 3	$ 2	$ 3	$ 3	$ 3
VIP FundsManager 50%+	$ 15	$ 15	$ 10	$ 15	$ 15	$ 17
VIP FundsManager 70%+	$ 18	$ 18	$ 12	$ 18	$ 17	$ 18
VIP FundsManager 85%+	$ 7	$ 7	$ 5	$ 7	$ 7	$ 7
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 363,500	$ 362,000	$ 435,788	$ 354,000	$ 295,500	$ 389,000
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	William O. McCoy[4]	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP FundsManager 20%+	$ 3	$ 2	$ 3	$ 3	$ 3
VIP FundsManager 50%+	$ 17	$ 10	$ 15	$ 15	$ 15
VIP FundsManager 70%+	$ 18	$ 11	$ 18	$ 18	$ 18
VIP FundsManager 85%+	$ 8	$ 5	$ 7	$ 7	$ 7
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 369,333	$ 403,500B	$ 362,000	$ 358,500	$ 359,500

1 Edward C. Johnson 3d, Peter S. Lynch, and Robert L. Reynolds are interested persons and are compensated by FMR.

2 Dr. Gates served on the Board of Trustees through December 2006.

3 During the period from March 1, 2006 through December 31, 2006, Mr. Keyes served as a Member of the Advisory Board. Effective January 1, 2007, Mr. Keyes serves as a Member of the Board of Trustees.

4 Mr. McCoy served on the Board of Trustees through January 1, 2007.

+ Estimated for the fund's first full year.

A Reflects compensation received for the calendar year ended December 31, 2006 for 350 funds of 58 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2006, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $148,500; Albert R. Gamper, $146,670; Robert M. Gates, $189,144; George H. Heilmeier, $148,500; Marie L. Knowles, $163,500; Ned C. Lautenbach, $152,667; William O. McCoy, $148,500; Cornelia M. Small, $148,500; William S. Stavropoulos, $148,500; and Kenneth L. Wolfe, $148,500. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $39,213; and William O. McCoy, $85,287.

B Compensation figures include cash and may include amounts deferred at Mr. McCoy's election under a deferred compensation plan adopted by the other open-end registered investment companies in the fund complex (Other Open-End Funds). Pursuant to the deferred compensation plan, Mr. McCoy, as an Independent Trustee, may elect to defer receipt of all or a portion of his annual fees. Amounts deferred under the deferred compensation plan are credited to an account established for Mr. McCoy on the books of the Other Open-End Funds. Interest is accrued on amounts deferred under the deferred compensation plan. For the calendar year ended December 31, 2006, Mr. McCoy voluntarily elected to defer $47,000.

As of February 28, 2007, approximately 99.97% of VIP FundsManager 20% Portfolio's; 100% of VIP FundsManager 50% Portfolio's; 100% of VIP FundsManager 70% Portfolio's; and 100% of VIP FundsManager 85% Portfolio's total outstanding shares was held by FMR affiliates. FMR Corp. is the ultimate parent company of FMR affiliates. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page <Click Here>, Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of each VIP FundsManager Portfolio's shares, the Trustees, Member of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of February 28, 2007, the following owned of record and/or beneficially 5% or more of each class's outstanding shares:

VIP FundsManager 20%: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (83.77%).

VIP FundsManager 20%: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (15.91%).

VIP FundsManager 20%: Service Class: Fidelity Investments, Boston, MA (99.96%).

VIP FundsManager 20%: Service Class 2: Fidelity Investments, Boston, MA (100%).

VIP FundsManager 50%: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (85.62%).

VIP FundsManager 50%: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (14.35%).

VIP FundsManager 50%: Service Class: Fidelity Investments, Boston, MA (100%).

VIP FundsManager 50%: Service Class 2: Fidelity Investments, Boston, MA (100%).

VIP FundsManager 70%: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (88.77%).

VIP FundsManager 70%: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (11.19%).

VIP FundsManager 70%: Service Class: Fidelity Investments, Boston, MA (100%).

VIP FundsManager 70%: Service Class 2: Fidelity Investments, Boston, MA (100%).

VIP FundsManager 85%: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (86.88%).

VIP FundsManager 85%: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (13.02%).

VIP FundsManager 85%: Service Class: Fidelity Investments, Boston, MA (99.98%).

VIP FundsManager 85%: Service Class 2: Fidelity Investments, Boston, MA (99.98%).

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR and Strategic Advisers. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, Strategic Advisers (the Investment Advisers), FDC, and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each VIP FundsManager Portfolio has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. Strategic Advisers is authorized, in its discretion, to allocate each fund's assets among the underlying Fidelity funds in which the fund may invest. Strategic Advisers also provides each fund with all necessary office facilities and personnel for servicing the fund's investments and compensates all personnel of each fund or Strategic Advisers performing services relating to research, statistical and investment activities.

Strategic Advisers in turn has entered into an administration agreement with FMR on behalf of each VIP FundsManager Portfolio. Under the terms of each administration agreement, FMR or its affiliates provide the management and administrative services (other than investment advisory services) necessary for the operation of each VIP FundsManager Portfolio. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of each VIP FundsManager Portfolio's management contract, Strategic Advisers, either itself or through an affiliate, is responsible for payment of all operating expenses of each VIP FundsManager Portfolio or each class thereof, as applicable, with certain exceptions. Under the terms of each administration agreement, FMR pays all management and administrative expenses (other than investment advisory expenses) for which Strategic Advisers is responsible. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian and auditor, and each fund's proportionate share of insurance premiums and Investment Company Institute dues. Each administration agreement further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each VIP FundsManager Portfolio's transfer agent agreement, the transfer agent bears these costs. In addition, FMR compensates all officers of each fund and all Trustees who are interested persons of the trust, Strategic Advisers, or FMR. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services, pricing and bookkeeping services, and the cost of administration of each VIP FundsManager Portfolio's securities lending program.

Each VIP FundsManager Portfolio pays the following expenses: fees and expenses of the Independent Trustees, interest on borrowings, taxes, brokerage commissions (if any), shareholder charges (if any) associated with investing in the underlying Fidelity funds, and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation. Each fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fees. For the services of Strategic Advisers under each management contract, each VIP FundsManager Portfolio pays Strategic Advisers a monthly management fee at the annual rate of 0.25% of its average net assets throughout the month. The management fee paid to Strategic Advisers by each VIP FundsManager Portfolio is reduced by an amount equal to the fees and expenses paid by each VIP FundsManager Portfolio to the Independent Trustees.

Strategic Advisers has contractually agreed to waive 0.05% of its management fee until July 31, 2007.

FMR receives no fee for its services under each administration agreement.

The fee waiver by Strategic Advisers will increase a class's returns.

The following table shows the amount of management fees paid by each VIP FundsManager Portfolio to Strategic Advisers for the past fiscal year, and the amount of waivers reducing management fees for each VIP FundsManager Portfolio.

Fund	Fiscal Years Ended December 31	Amount of Waivers Reducing Management Fees	Management Fees Paid to Strategic Advisers
VIP FundsManager 20%	2006*	$ 3,623	$ 18,086**
VIP FundsManager 50%	2006*	$ 23,109	$ 115,162**
VIP FundsManager 70%	2006*	$ 27,118	$ 135,225**
VIP FundsManager 85%	2006*	$ 11,278	$ 56,188**

* Funds commenced operations on April 13, 2006.

** After reduction of fees and expenses paid by the fund to the Independent Trustees.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, brokerage commissions, shareholder charges, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns and repayment of the reimbursement by a class will lower its returns.

Scott Kuldell is the portfolio manager of the VIP FundsManager Portfolios and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Mr. Kuldell is an employee of Strategic Advisers, Inc., a subsidiary of FMR Corp. and an affiliate of FMR. Strategic Advisers is the adviser to the VIP FundsManager Portfolios. The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of a broad range of other Strategic Advisers funds and accounts. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of Strategic Advisers. The portion of the portfolio manager's bonus that is linked to the investment performance of the VIP FundsManager Portfolios is based on each fund's pre-tax investment performance against its customized benchmark index: the VIP FundsManager 20% Composite Index (VIP FundsManager 20%), the VIP FundsManager 50% Composite Index (VIP FundsManager 50%), the Asset Manager 70% Composite Index (VIP FundsManager 70%) and the VIP FundsManager 85% Composite Index (VIP FundsManager 85%). The components of the Asset Manager 20% Composite Index and their relative weightings in VIP FundsManager 20%'s neutral mix are 20% Dow Jones Wilshire 5000; 50% Lehman Brothers Aggregate Bond Index; and 30% Lehman Brothers 3-Month US Treasury Bill Index. The components of the VIP FundsManager 50% Composite Index and their relative weightings in VIP FundsManager 50%'s neutral mix are 45% Dow Jones Wilshire 5000; 5% MSCI EAFE Index; 40% Lehman Brothers Aggregate Bond Index; and 10% Lehman Brothers 3-Month US Treasury Bill Index. The components of the VIP FundsManager 70% Composite Index and their relative weightings in VIP FundsManager 70%'s neutral mix are 60% Dow Jones Wilshire 5000; 10% MSCI EAFE Index; 25% Lehman Brothers Aggregate Bond Index; and 5% Lehman Brothers 3-Month US Treasury Bill Index. The components of the VIP FundsManager 85% Composite Index and their relative weightings in VIP FundsManager 85%'s neutral mix are 70% Dow Jones Wilshire 5000; 15% MSCI EAFE Index; and 15% Lehman Brothers Aggregate Bond Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Kuldell as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	6,204	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 411	$ 960	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP FundsManager 20% ($24 (in millions) assets managed), VIP FundsManager 50% ($144 (in millions) assets managed), VIP FundsManager 70% ($178 (in millions) assets managed) and VIP FundsManager 85% ($72 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006 the dollar range of shares of VIP FundsManager 20% beneficially owned by Mr. Kuldell was none, the dollar range of shares of VIP FundsManager 50% beneficially owned by Mr. Kuldell was none, the dollar range of shares of VIP FundsManager 70% beneficially owned by Mr. Kuldell was none, and the dollar range of shares of VIP FundsManager 85% beneficially owned by Mr. Kuldell was $10,001 - $50,000.

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

 A. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

 B. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

 C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

 D. Non-routine proposals will generally be voted in accordance with the guidelines.

 E. Non-routine proposals not covered by the guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR's Investment and Advisor Compliance Department. A significant pattern of such proposals or other special circumstances will be referred to the Fund Board Proxy Voting Committee or its designee.

 F. FMR will vote on shareholder proposals not specifically addressed by the guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

 G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of these guidelines, but FMR may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

 H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

 I. Where a management-sponsored proposal is inconsistent with the guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

 A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; Poison Pills; and any other provision that eliminates or limits shareholder rights.

 B. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

 C. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

 D. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

 E. Sunset provision - a condition in a charter or plan that specifies an expiration date.

 F. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

 G. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

 H. Large Capitalization Company - a company included in the Russell 1000 stock index.

 I. Small Capitalization Company - a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

 J. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

III. Directors

 A. Incumbent Directors

 FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

 FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

 1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

 With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

 a. The Poison Pill includes a Sunset Provision of less than 5 years;

 b. The Poison Pill includes a Permitted Bid Feature;

 c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

 d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

 FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

 2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options.

 4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether it has been proven that the company engaged in options backdating.

 5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to these guidelines and the company has failed to act on that commitment.

 6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

 B. Indemnification

 FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

 C. Independent Chairperson

 FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

 D. Majority Director Elections

 FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

 A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards).

 FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

 1. (a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large Capitalization Company, 15% for a Small Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the plan or the amendments is acceptable.

 2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

 3. The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

 4. Awards to non-employee directors are subject to management discretion.

 5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

 FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

 1. The shares are granted by a compensation committee composed entirely of independent directors; and

 2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

 B. Equity Exchanges and Repricing

 FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

 1. Whether the proposal excludes senior management and directors;

 2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

 3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

 4. The company's relative performance compared to other companies within the relevant industry or industries;

 5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

 6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

 C. Employee Stock Purchase Plans

 FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

 D. Employee Stock Ownership Plans (ESOPs)

 FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

 E. Executive Compensation

 FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

 F. Bonus Plans and Tax Deductibility Proposals

 FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

 FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

 A. The Poison Pill includes the following features:

 1. A sunset provision of no greater than 5 years;

 2. Linked to a business strategy that is expected to result in greater value for the shareholders;

 3. Requires shareholder approval to be reinstated upon expiration or if amended;

 4. Contains a Permitted Bid Feature; and

 5. Allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

 C. It is a fair price amendment that considers a two-year price history or less.

 FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

 A. Increases in Common Stock

 FMR will generally vote against a provision to increase a Company's common stock if such increase will result in a total number of authorized shares greater than 3 times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to 5 times the current number of outstanding and scheduled to be issued shares is generally acceptable.

 B. New Classes of Shares

 FMR will generally vote against the introduction of new classes of stock with differential voting rights.

 C. Cumulative Voting Rights

 FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

 D. Acquisition or Business Combination Statutes

 FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

 E. Incorporation or Reincorporation in Another State or Country

 FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Auditors

 A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.

 B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor for audit or non-audit services for the company.

VIII. Shares of Investment Companies

 A. When a Fidelity Fund invests in an underlying Fidelity fund, FMR will vote in the same proportion as all other shareholders of such underlying fund or class ("echo voting").

 B. Certain Fidelity Funds may invest in shares of Fidelity Central Funds. Central Fund shares, which are held exclusively by Fidelity funds or accounts managed by an FMR affiliate, will be voted in favor of proposals recommended by the Central Funds' Board of Trustees.

IX. Other

 A. Voting Process

 FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

 B. Regulated Industries

 Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each VIP FundsManager Portfolio has entered into a distribution agreement with FDC, an affiliate of Strategic Advisers and FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers or FMR.

The Trustees have approved Distribution and Service Plans on behalf of Service Class and Service Class 2 of each VIP FundsManager Portfolio (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Service Class and Service Class 2, Strategic Advisers, and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

The Rule 12b-1 Plan adopted for Service Class and Service Class 2 of each VIP FundsManager Portfolio is described in the prospectus for that class.

SERVICE CLASS DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Service Class shares of each fund for the fiscal year ended December 31, 2006.

Fund	Distribution Fees Paid to FDC	Distribution Fees Paid by FDC to Intermediaries	Distribution Fees Retained by FDC	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDC
VIP FundsManager 20%	--	--	--	$ 73	$ 73	--
VIP FundsManager 50%	--	--	--	$ 73	$ 73	--
VIP FundsManager 70%	--	--	--	$ 73	$ 73	--
VIP FundsManager 85%	--	--	--	$ 73	$ 73	--

SERVICE CLASS 2 DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Service Class 2 shares of each fund for the fiscal year ended December 31, 2006.

Fund	Distribution Fees Paid to FDC	Distribution Fees Paid by FDC to Intermediaries	Distribution Fees Retained by FDC	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDC
VIP FundsManager 20%	--	--	--	$ 182	$ 182	--
VIP FundsManager 50%	--	--	--	$ 182	$ 182	--
VIP FundsManager 70%	--	--	--	$ 182	$ 182	--
VIP FundsManager 85%	--	--	--	$ 182	$ 182	--

Under each Service Class and Service Class 2 Plan, if the payment of management fees by each VIP FundsManager Portfolio to Strategic Advisers, or the payment of administration fees by Strategic Advisers to FMR out of the management fees, is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by each Plan. Each Service Class and Service Class 2 Plan specifically recognizes that Strategic Advisers or FMR may use its past profits or its other resources, including management fees paid to Strategic Advisers by the funds, or administration fees paid to FMR by Strategic Advisers out of the management fees, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners. In addition, each Service Class and Service Class 2 Plan provides that Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries, primarily insurance companies or their affiliated broker-dealers or other service-providers, that provides those services. Currently the Board of Trustees has authorized such payments for Service Class and Service Class 2 shares of the VIP FundsManager Portfolios.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each VIP FundsManager Portfolio and variable product owners. To the extent that each Plan gives Strategic Advisers, FMR, and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by insurance companies and their affiliates with whom variable product owners have other relationships.

The Service Class and Service Class 2 Plans do not provide for specific payments by Service Class and Service Class 2 of any of the expenses of FDC, or obligate FDC, Strategic Advisers, or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

Each VIP FundsManager Portfolio may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC or an affiliate may compensate intermediaries (primarily insurance companies or their affiliated broker-dealers or other service-providers) that distribute and/or service the funds. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sale of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.10% of the total assets of all VIP Funds on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

These additional payments and expenses, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The funds' transfer agent or an affiliate may also make payments and reimbursements from their own resources to certain intermediaries for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

TRANSFER AND SERVICE AGENT AGREEMENTS

Service Class and Service Class 2 of each VIP FundsManager Portfolio has entered into a transfer agent agreement with FIIOC, an affiliate of Strategic Advisers and FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for Service Class and Service Class 2 of each VIP FundsManager Portfolio.

For providing transfer agency services, FIIOC receives no fees from each VIP FundsManager Portfolio; however, each underlying Fidelity fund pays its respective transfer, dividend disbursing, and shareholder servicing agent (either FSC or FIIOC or an affiliate of FSC or FIIOC, as applicable) fees based, in part, on the number of positions in and assets of each VIP FundsManager Portfolio invested in such underlying Fidelity fund.

FIIOC receives a separate asset-based monthly fee from each fund to cover the expenses of typesetting and printing prospectuses, statements of additional information, and other reports to existing shareholders, with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries for transfer agency and related recordkeeping services with respect to insurance contract owners' accounts. Because intermediaries may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.


Each VIP FundsManager Portfolio has entered into a service agent agreement with FSC, an affiliate of Strategic Advisers and FMR (or an agent, including an affiliate). Each VIP FundsManager Portfolio has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for Service Class and Service Class 2 of each VIP FundsManager Portfolio, maintains each VIP FundsManager Portfolio's portfolio and general accounting records, and administers each VIP FundsManager Portfolio's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each VIP FundsManager Portfolio's average daily net assets throughout the month.

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

FMR bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its administration agreements with Strategic Advisers.

DESCRIPTION OF THE TRUST

Trust Organization. FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, and FundsManager 85% Portfolio are funds of Variable Insurance Products Fund IV, an open-end management investment company created under an initial declaration of trust dated June 1, 1983. Currently, there are 36 funds offered in Variable Insurance Products Fund IV: Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Freedom Income Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Growth Stock Portfolio, Health Care Portfolio, Industrials Portfolio, International Capital Appreciation Portfolio, Investor Freedom Income Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Materials Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications Portfolio, Utilities Portfolio, and Value Leaders Portfolio. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of its funds or classes.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

On matters submitted for consideration by shareholders of any underlying fund, a VIP FundsManager Portfolio will vote its shares in proportion to the vote of all other holders of the same class of shares of that underlying fund.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of each VIP FundsManager Portfolio. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for each fund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each VIP FundsManager Portfolio's financial statements and financial highlights for the fiscal year ended December 31, 2006, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3 (c)(7) of the 1940 Act.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Each fund will provide a full list of holdings as of the end of the fund's fiscal quarter on www.advisor.fidelity.com 60 days after its fiscal quarter-end. Each fund will also provide a list of the underlying funds it holds as of the end of the calendar quarter on Fidelity's web site 15 or more days after the calendar quarter-end.

This information will be available on the web site until updated for the next applicable period.

Each fund may also from time to time provide specific fund level performance attribution information and statistics to the Board or third parties, such as variable product owners or prospective variable product owners, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-adviser and its affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full holdings daily, on the next business day); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly, four or more calendar days after the end of the week); Moody's Investors Service (full holdings weekly, four or more calendar days after the end of the week); and Anacomp Inc. (full or partial holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

Fidelity, Fidelity Investments & (Pyramid) Design, and Strategic Advisers are registered trademarks of FMR Corp.

VIP FundsManager is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Fidelity® Variable Insurance
Products

Investor Class

FundsManager 20% Portfolio

FundsManager 50% Portfolio

FundsManager 70% Portfolio

FundsManager 85% Portfolio

Prospectus

April 30, 2007

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Underlying Fidelity Funds

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP FundsManagerSM 20% Portfolio seeks high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Normally investing in a combination of underlying Fidelity retail and Variable Insurance Products (VIP) funds (underlying Fidelity funds).
  Using a target asset allocation of approximately:

  Actively managing underlying Fidelity fund holdings to achieve portfolio characteristics similar to the VIP FundsManager 20% Composite Index, which is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity funds invest, based on combinations of the following unmanaged indices: Dow Jones Wilshire 5000 Composite IndexSM  (Dow Jones Wilshire 5000) (equities); Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East (MSCI® EAFE®) Index (international equities); Lehman Brothers® Aggregate Bond Index (bonds); and Lehman Brothers 3-Month T-Bill (short-term investments).
  Using both quantitative and fundamental, bottom-up, proprietary mutual fund research to select underlying funds.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means the shareholder could lose money.

Investment Objective

VIP FundsManager 50% Portfolio seeks high total return.

Principal Investment Strategies

  Normally investing in a combination of underlying Fidelity funds.
  Using a target asset allocation of approximately:

  Actively managing underlying Fidelity fund holdings to achieve portfolio characteristics similar to the VIP FundsManager 50% Composite Index, which is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity funds invest, based on combinations of the following unmanaged indices: Dow Jones Wilshire 5000 (equities); MSCI EAFE Index (international equities); Lehman Brothers Aggregate Bond Index (bonds); and Lehman Brothers 3-Month T-Bill (short-term investments).

Prospectus

Fund Summary - continued

  Using both quantitative and fundamental, bottom-up, proprietary mutual fund research to select underlying funds.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means the shareholder could lose money.

Investment Objective

VIP FundsManager 70% Portfolio seeks high total return.

Principal Investment Strategies

  Normally investing in a combination of underlying Fidelity funds.
  Using a target asset allocation of approximately:

  Actively managing underlying Fidelity fund holdings to achieve portfolio characteristics similar to the VIP FundsManager 70% Composite Index, which is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity funds invest, based on combinations of the following unmanaged indices: Dow Jones Wilshire 5000 (equities); MSCI EAFE Index (international equities); Lehman Brothers Aggregate Bond Index (bonds); and Lehman Brothers 3-Month T-Bill (short-term investments).
  Using both quantitative and fundamental, bottom-up, proprietary mutual fund research to select underlying funds.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Prospectus

  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means the shareholder could lose money.

Investment Objective

VIP FundsManager 85% Portfolio seeks high total return.

Principal Investment Strategies

  Normally investing in a combination of underlying Fidelity funds.
  Using a target asset allocation of approximately:

  Actively managing underlying Fidelity fund holdings to achieve portfolio characteristics similar to the VIP FundsManager 85% Composite Index, which is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity funds invest, based on combinations of the following unmanaged indices: Dow Jones Wilshire 5000 (equities); MSCI EAFE Index (international equities); Lehman Brothers Aggregate Bond Index (bonds); and Lehman Brothers 3-Month T-Bill (short-term investments).
  Using both quantitative and fundamental, bottom-up, proprietary mutual fund research to select underlying funds.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

Prospectus

Fund Summary - continued

  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means the shareholder could lose money.

Performance

Performance history will be available for each fund after each fund has been in operation for one calendar year.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of a fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product.

Fees (paid by the variable product owner directly)

Investor Class
Sales charge (load) on purchases and reinvested distributions	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable

Annual operating expenses (paid from class assets)

		Investor Class
VIP FundsManager 20%	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses	0.49%
	Total annual class operating expensesA	0.74%
	Less Waiver	0.05%
	Net expensesB	0.69%
VIP FundsManager 50%	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses	0.60%
	Total annual class operating expensesA	0.85%
	Less Waiver	0.05%
	Net expensesB	0.80%
VIP FundsManager 70%	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses	0.71%
	Total annual class operating expensesA	0.96%
	Less Waiver	0.05%
	Net expensesB	0.91%
VIP FundsManager 85%	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses	0.77%
	Total annual class operating expensesA	1.02%
	Less Waiver	0.05%
	Net expensesB	0.97%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

B Strategic Advisers has contractually agreed to waive 0.05% of its management fee until July 31, 2007.





Prospectus

This example helps you compare the cost of investing in the VIP FundsManager Portfolios with the cost of investing in other mutual funds.

Let's say, hypothetically, that Investor Class's annual return is 5% and that the fees are exactly as described in the fee table, and that Investor Class's combined total expense ratio includes Investor Class's annual operating expenses exactly as described in the fee table and the weighted average of the total operating expenses of each of the underlying Fidelity funds, before expense reimbursements and expense reductions. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of a fund were redeemed at the end of each time period indicated:

Investor Class
VIP FundsManager 20%	1 year	$ 76
	3 years	$ 237
	5 years	$ 411
	10 years	$ 918
VIP FundsManager 50%	1 year	$ 87
	3 years	$ 271
	5 years	$ 471
	10 years	$ 1,049
VIP FundsManager 70%	1 year	$ 98
	3 years	$ 306
	5 years	$ 531
	10 years	$ 1,178
VIP FundsManager 85%	1 year	$ 104
	3 years	$ 325
	5 years	$ 563
	10 years	$ 1,248

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP FundsManager 20% Portfolio seeks high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

Strategic Advisers®, Inc. (Strategic Advisers) normally invests the fund's assets in a combination of underlying Fidelity funds. The fund's approximate minimum target asset allocation to underlying equity funds is reflected in its name. As of December 31, 2006, the fund's approximate asset allocation was as follows:

Funds:	Asset Allocation:
Underlying Equity Funds
Domestic Equity Funds	18%
International Equity Funds	2%
Underlying Fixed-Income Funds	51%
Underlying Money Market Funds	29%

Strategic Advisers may underweight or overweight fund types at any time, although it normally expects to invest at least approximately 20% in underlying equity funds.

Strategic Advisers intends to actively manage underlying Fidelity fund holdings to achieve portfolio characteristics similar to that of VIP FundsManager 20% Composite Index. VIP FundsManager 20% Composite Index is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity funds invest, based on combinations of the following unmanaged indices: Dow Jones Wilshire 5000 (equities); MSCI EAFE Index (international equities); Lehman Brothers Aggregate Bond Index (bonds); and Lehman Brothers 3-Month T-Bill (short-term investments).

The underlying Fidelity funds in which the fund invests may have investment limitations that are more or less restrictive than the fund's, and may concentrate in a particular industry or group of industries. The Appendix contains a list, as of December 31, 2006, of the underlying Fidelity funds in which the fund was invested. Strategic Advisers may adjust the fund's portfolio at any time and generally may invest the fund's assets in other Fidelity retail or VIP funds created in the future, as determined from time to time by Strategic Advisers, but does not intend to invest in any actively managed investment-grade bond funds. The fund normally will invest in 10-25 underlying Fidelity funds at any given time.

In buying and selling underlying Fidelity funds, Strategic Advisers relies on both quantitative and fundamental, bottom-up, proprietary mutual fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

Investment Objective

VIP FundsManager 50% Portfolio seeks high total return.

Principal Investment Strategies

Strategic Advisers normally invests the fund's assets in a combination of underlying Fidelity funds. The fund's approximate minimum target asset allocation to underlying equity funds is reflected in its name. As of December 31, 2006, the fund's approximate asset allocation was as follows:

Funds:	Asset Allocation:
Underlying Equity Funds
Domestic Equity Funds	46%
International Equity Funds	6%
Underlying Fixed-Income Funds	39%
Underlying Money Market Funds	9%

Strategic Advisers may underweight or overweight fund types at any time, although it normally expects to invest at least approximately 50% in underlying equity funds.

Strategic Advisers intends to actively manage underlying Fidelity fund holdings to achieve portfolio characteristics similar to that of VIP FundsManager 50% Composite Index. VIP FundsManager 50% Composite Index is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity funds invest, based on combinations of the following unmanaged indices: Dow Jones Wilshire 5000 (equities); MSCI EAFE Index (international equities); Lehman Brothers Aggregate Bond Index (bonds); and Lehman Brothers 3-Month T-Bill (short-term investments).

The underlying Fidelity funds in which the fund invests may have investment limitations that are more or less restrictive than the fund's, and may concentrate in a particular industry or group of industries. The Appendix contains a list, as of December 31, 2006, of the underlying Fidelity funds in which the fund was invested. Strategic Advisers may adjust the fund's portfolio at any time and generally may invest the fund's assets in other Fidelity retail or VIP funds created in the future, as determined from time to time by Strategic Advisers, but does not intend to invest in any actively managed investment-grade bond funds. The fund normally will invest in 10-25 underlying Fidelity funds at any given time.

In buying and selling underlying Fidelity funds, Strategic Advisers relies on both quantitative and fundamental, bottom-up, proprietary mutual fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

Prospectus

Fund Basics - continued

Investment Objective

VIP FundsManager 70% Portfolio seeks high total return.

Principal Investment Strategies

Strategic Advisers normally invests the fund's assets in a combination of underlying Fidelity funds. The fund's approximate minimum target asset allocation to underlying equity funds is reflected in its name. As of December 31, 2006, the fund's approximate asset allocation was as follows:

Funds:	Asset Allocation:
Underlying Equity Funds
Domestic Equity Funds	62%
International Equity Funds	11%
Underlying Fixed-Income Funds	24%
Underlying Money Market Funds	3%

Strategic Advisers may underweight or overweight fund types at any time, although it normally expects to invest at least approximately 70% in underlying equity funds.

Strategic Advisers intends to actively manage underlying Fidelity fund holdings to achieve portfolio characteristics similar to that of VIP FundsManager 70% Composite Index. VIP FundsManager 70% Composite Index is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity funds invest, based on combinations of the following unmanaged indices: Dow Jones Wilshire 5000 (equities); MSCI EAFE Index (international equities); Lehman Brothers Aggregate Bond Index (bonds); and Lehman Brothers 3-Month T-Bill (short-term investments).

The underlying Fidelity funds in which the fund invests may have investment limitations that are more or less restrictive than the fund's, and may concentrate in a particular industry or group of industries. The Appendix contains a list, as of December 31, 2006, of the underlying Fidelity funds in which the fund was invested. Strategic Advisers may adjust the fund's portfolio at any time and generally may invest the fund's assets in other Fidelity retail or VIP funds created in the future, as determined from time to time by Strategic Advisers, but does not intend to invest in any actively managed investment-grade bond funds. The fund normally will invest in 10-25 underlying Fidelity funds at any given time.

In buying and selling underlying Fidelity funds, Strategic Advisers relies on both quantitative and fundamental, bottom-up, proprietary mutual fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

Investment Objective

VIP FundsManager 85% Portfolio seeks high total return.

Principal Investment Strategies

Strategic Advisers normally invests the fund's assets in a combination of underlying Fidelity funds. The fund's approximate minimum target asset allocation to underlying equity funds is reflected in its name. As of December 31, 2006, the fund's approximate asset allocation was as follows:

Funds:	Asset Allocation:
Underlying Equity Funds
Domestic Equity Funds	72%
International Equity Funds	16%
Underlying Fixed-Income Funds	12%
Underlying Money Market Funds	0%

Strategic Advisers may underweight or overweight fund types at any time, although it normally expects to invest at least approximately 85% in underlying equity funds.

Strategic Advisers intends to actively manage underlying Fidelity fund holdings to achieve portfolio characteristics similar to that of VIP FundsManager 85% Composite Index. VIP FundsManager 85% Composite Index is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity funds invest, based on combinations of the following unmanaged indices: Dow Jones Wilshire 5000 (equities); MSCI EAFE Index (international equities); Lehman Brothers Aggregate Bond Index (bonds); and Lehman Brothers 3-Month T-Bill (short-term investments).

The underlying Fidelity funds in which the fund invests may have investment limitations that are more or less restrictive than the fund's, and may concentrate in a particular industry or group of industries. The Appendix contains a list, as of December 31, 2006, of the underlying Fidelity funds in which the fund was invested. Strategic Advisers may adjust the fund's portfolio at any time and generally may invest the fund's assets in other Fidelity retail or VIP funds created in the future, as determined from time to time by Strategic Advisers, but does not intend to invest in any actively managed investment-grade bond funds. The fund normally will invest in 10-25 underlying Fidelity funds at any given time.

In buying and selling underlying Fidelity funds, Strategic Advisers relies on both quantitative and fundamental, bottom-up, proprietary mutual fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

Prospectus

Principal Investment Risks

Many factors affect each VIP FundsManager Portfolio's performance. Each VIP FundsManager Portfolio's share price changes daily based on the performance of the underlying Fidelity funds in which it invests. The ability of each VIP FundsManager Portfolio to meet its investment objective is directly related to its target asset allocation among underlying Fidelity funds and the ability of those funds to meet their investment objectives. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

There is additional risk for each VIP FundsManager Portfolio with respect to aggregation of holdings of underlying Fidelity fund holdings, which may result in a VIP FundsManager Portfolio indirectly concentrating assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the VIP FundsManager Portfolio's returns. The VIP FundsManager Portfolios do not control the investments of the underlying Fidelity funds and any indirect concentration is a result of the underlying Fidelity funds pursuing their own investment objectives.

The following factors can significantly affect a VIP FundsManager Portfolio's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Foreign securities, foreign currencies, securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Prospectus

Fund Basics - continued

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

In response to market, economic, political, or other conditions, Strategic Advisers may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers does so, different factors could affect a VIP FundsManager Portfolio's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP FundsManager 20% Portfolio seeks high current income and, as a secondary objective, capital appreciation.

Each of VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio seeks high total return.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Investor Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Investor Class's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The assets of each VIP FundsManager Portfolio consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs. A money market underlying Fidelity fund's assets are valued on the basis of amortized cost. Other underlying Fidelity fund assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying Fidelity fund or if the value of a security held by an underlying Fidelity fund has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities held by an underlying Fidelity fund is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans held by an underlying fund, when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. A security's valuation may differ depending on the method used for determining value. Fair valuation of an underlying fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each VIP FundsManager Portfolio and each underlying fund (other than any underlying money market funds) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies that have signed the appropriate agreements with the funds, can buy or sell shares of the funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts.

Permitted Accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, a fund may reject any purchase orders from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level for each fund, but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. However, there is the significant risk that the funds' and insurance company's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders. The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency.

The funds' transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of a fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of a funds' transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the funds' transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. Each fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, each fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The price to buy one share of Investor Class is the class's NAV. Investor Class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of Investor Class is the class's NAV.

If appropriate to protect shareholders, each fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Prospectus

Shareholder Information - continued

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Each fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

Each VIP FundsManager Portfolio earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each VIP FundsManager Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each VIP FundsManager Portfolio normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Investor Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Strategic Advisers is each VIP FundsManager Portfolio's investment manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

Fidelity Management & Research Company (FMR), an affiliate of Strategic Advisers, is each underlying Fidelity fund's manager.

As of March 29, 2007, Strategic Advisers had approximately $127.5 billion in discretionary assets under management.

As of March 29, 2007, FMR had approximately $1.6 billion in discretionary assets under management.

As the manager, Strategic Advisers administers the asset allocation program for each VIP FundsManager Portfolio.

As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's investments and handling its business affairs. FMR is also responsible for handling the business affairs for each VIP FundsManager Portfolio.

Scott Kuldell is vice president and manager of VIP FundsManager 20%, 50%, 70%, and 85% Portfolios, which he has managed since their inception in April 2006. He is also director of investments for Retirement Plan Manager, Fidelity's managed account service for 401k and 403b plan participants. Since joining Fidelity Investments in 1987, Mr. Kuldell has worked as a quantitative analyst, currency strategist, portfolio manager, and director of Asset Management Consulting.

The Statement of Additional Information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Kuldell.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each VIP FundsManager Portfolio pays a management fee to Strategic Advisers. The management fee is calculated and paid to Strategic Advisers every month.

Strategic Advisers is responsible for the payment of all other expenses of each VIP FundsManager Portfolio with limited exceptions.

Each VIP FundsManager Portfolio's annual management fee rate is 0.25% of its average net assets.

Strategic Advisers pays FMR an administration fee for handling the business affairs for each VIP FundsManager Portfolio.

FMR handles the business affairs of each VIP FundsManager Portfolio. FMR receives no fee for these services.

Strategic Advisers has contractually agreed to waive 0.05% of its management fee until July 31, 2007. Reimbursement arrangements can decrease a class's expenses and boost its performance.

The Board of Trustees approved each fund's management contract and administration agreement for an initial period of more than one year. The Board of Trustees is scheduled to consider the management contract and administration agreement again in July 2008.

As of February 28, 2006, approximately 99.97% of VIP FundsManager 20% Portfolio's; 100% of VIP FundsManager 50% Portfolio's; 100% of VIP FundsManager 70% Portfolio's; and 100% of VIP FundsManager 85% Portfolio's total outstanding shares were held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes the class's shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers, may receive from Strategic Advisers or FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary. These payments are described in more detail on the following pages and in the SAI.

Investor Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that Strategic Advisers or FMR may use its management fee or administration revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Investor Class shares and/or support services that benefit variable product owners. Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Investor Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

Prospectus

Fund Services - continued

If payments made by Strategic Advisers or FMR to FDC or to intermediaries under the Investor Class's Distribution and Service Plan were considered to be paid out of the Investor Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.





No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Investor Class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports, along with each fund's financial highlights and financial statements, are included in the funds' annual report. A free copy of the annual report is available upon request.

FundsManager 20% Portfolio - Investor Class

Period ended December 31,	2006 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .33
Net realized and unrealized gain (loss) 	 .20
Total from investment operations 	 .53
Distributions from net investment income 	 (.14)
Distributions from net realized gain 	 (.05)
Total distributions 	 (.19)
Net asset value, end of period 	$ 10.34
Total Return B, C, D 	 5.34%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .25% A
Expenses net of fee waivers, if any 	 .20% A
Expenses net of all reductions 	 .20% A
Net investment income (loss) 	 4.52% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 24,045
Portfolio turnover rate 	 92% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

FundsManager 50% Portfolio - Investor Class

Period ended December 31,	2006 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .26
Net realized and unrealized gain (loss) 	 .47
Total from investment operations 	 .73
Distributions from net investment income 	 (.12)
Distributions from net realized gain 	 (.09)
Total distributions 	 (.21)
Net asset value, end of period 	$ 10.52
Total Return B, C, D 	 7.31%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .25% A
Expenses net of fee waivers, if any 	 .20% A
Expenses net of all reductions 	 .20% A
Net investment income (loss) 	 3.48% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 143,744
Portfolio turnover rate 	 103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

FundsManager 70% Portfolio - Investor Class

Period ended December 31,	2006 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .21
Net realized and unrealized gain (loss) 	 .65
Total from investment operations 	 .86
Distributions from net investment income 	 (.11)
Distributions from net realized gain 	 (.11)
Total distributions 	 (.22)
Net asset value, end of period 	$ 10.64
Total Return B, C, D 	 8.56%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .25% A
Expenses net of fee waivers, if any 	 .20% A
Expenses net of all reductions 	 .20% A
Net investment income (loss) 	 2.86% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 177,978
Portfolio turnover rate 	 106%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

FundsManager 85% Portfolio - Investor Class

Period ended December 31,	2006 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .17
Net realized and unrealized gain (loss) 	 .74
Total from investment operations 	 .91
Distributions from net investment income 	 (.08)
Distributions from net realized gain 	 (.11)
Total distributions 	 (.19)
Net asset value, end of period 	$ 10.72
Total Return B, C, D 	 9.09%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .25% A
Expenses net of fee waivers, if any 	 .20% A
Expenses net of all reductions 	 .20% A
Net investment income (loss) 	 2.32% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 72,095
Portfolio turnover rate 	 111% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Underlying Fidelity Funds

Each VIP FundsManager Portfolio invests in a combination of underlying Fidelity retail and VIP funds. A list of the underlying funds in which each VIP FundsManager Portfolio was invested as of December 31, 2006 is provided below. Strategic Advisers intends to actively manage Fidelity fund holdings and may adjust a VIP FundsManager Portfolio's underlying Fidelity fund holdings at any time. Strategic Advisers generally may invest each VIP FundsManager Portfolio's assets in other Fidelity retail or VIP funds created in the future, as determined from time to time by Strategic Advisers, but does not intend to invest in any actively managed investment-grade bond funds. Each VIP FundsManager Portfolio normally will invest in 10-25 underlying Fidelity funds at any given time.

The underlying Fidelity funds in which each VIP FundsManager Portfolio invests may have investment limitations that are more or less restrictive than each VIP FundsManager Portfolio's, and may concentrate in a particular industry or group of industries, or in a single issuer. For information on the funds named below, as well as other underlying Fidelity funds in which a VIP FundsManager Portfolio may invest, see the underlying fund's prospectus. For a copy of any underlying Fidelity fund's prospectus, please visit www.fidelity.com or, for VIP funds, advisor.fidelity.com.

VIP FundsManager 20%
Domestic Equity Funds
Fidelity Aggressive Growth Fund
Fidelity Contrafund
Fidelity Dividend Growth Fund
Fidelity Equity-Income Fund
Fidelity Growth Company Fund
Fidelity Large Cap Stock Fund
Fidelity Mid-Cap Stock Fund
Fidelity Real Estate Investment PortfolioA
Fidelity Small Cap Stock Fund
Fidelity Small Cap Value Fund
Spartan Extended Market Index Fund Investor Class
Spartan Total Market Index Fund Investor Class
VIP Growth Opportunities Portfolio Investor Class
International Equity Funds
Fidelity International Discovery Fund
Fidelity International Real Estate FundA
Fidelity International Small Capital Opportunities Fund
Fidelity Overseas Fund
Spartan International Index Fund Investor Class
Fixed-Income Funds
Fidelity Capital & Income Fund
Fidelity Floating Rate High Income Fund Retail Class
Fidelity High Income Fund
Fidelity New Markets Income Fund
Fidelity U.S. Bond Index Fund
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class IB

A Concentrates in Real Estate.

B Concentrates in Financial Services.

Prospectus

Appendix - continued

VIP FundsManager 50%
Domestic Equity Funds
Fidelity Aggressive Growth Fund
Fidelity Contrafund
Fidelity Dividend Growth Fund
Fidelity Equity-Income Fund
Fidelity Growth Company Fund
Fidelity Large Cap Stock Fund
Fidelity Mid-Cap Stock Fund
Fidelity Nasdaq Composite Index Fund
Fidelity Real Estate Investment PortfolioA
Fidelity Small Cap Independence Fund
Fidelity Small Cap Stock Fund
Fidelity Value Discovery Fund
Fidelity Value Strategies Fund
Spartan Extended Market Index Fund Investor Class
Spartan Total Market Index Fund Investor Class
Spartan U.S. Equity Index Fund Investor Class
VIP Growth Opportunities Portfolio Investor Class
International Equity Funds
Fidelity International Discovery Fund
Fidelity International Real Estate FundA
Fidelity International Small Capital Opportunities Fund
Fidelity Overseas Fund
Spartan International Index Fund Investor Class
Fixed-Income Funds
Fidelity Capital & Income Fund
Fidelity Floating Rate High Income Fund Retail Class
Fidelity High Income Fund
Fidelity New Markets Income Fund
Fidelity U.S. Bond Index Fund
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class IB

A Concentrates in Real Estate.

B Concentrates in Financial Services.

Prospectus

VIP FundsManager 70%
Domestic Equity Funds
Fidelity Aggressive Growth Fund
Fidelity Capital Appreciation Fund
Fidelity Contrafund
Fidelity Dividend Growth Fund
Fidelity Equity-Income Fund
Fidelity Growth Company Fund
Fidelity Large Cap Stock Fund
Fidelity Mid-Cap Stock Fund
Fidelity Nasdaq Composite Index Fund
Fidelity Real Estate Investment PortfolioA
Fidelity Small Cap Independence Fund
Fidelity Small Cap Stock Fund
Fidelity Value Discovery Fund
Fidelity Value Strategies Fund
Spartan Total Market Index Fund Investor Class
Spartan U.S. Equity Index Fund Investor Class
VIP Growth Opportunities Portfolio Investor Class
International Equity Funds
Fidelity Emerging Markets Fund
Fidelity International Discovery Fund
Fidelity International Real Estate FundA
Fidelity International Small Capital Opportunities Fund
Fidelity Overseas Fund
Spartan International Index Fund Investor Class
Fixed-Income Funds
Fidelity Capital & Income Fund
Fidelity Floating Rate High Income Fund Retail Class
Fidelity High Income Fund
Fidelity New Markets Income Fund
Fidelity U.S. Bond Index Fund
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class IB

A Concentrates in Real Estate.

B Concentrates in Financial Services.

Prospectus

Appendix - continued

VIP FundsManager 85%
Domestic Equity Funds
Fidelity Aggressive Growth Fund
Fidelity Capital Appreciation Fund
Fidelity Contrafund
Fidelity Dividend Growth Fund
Fidelity Equity-Income Fund
Fidelity Growth Company Fund
Fidelity Large Cap Stock Fund
Fidelity Mid Cap Value Fund
Fidelity Mid-Cap Stock Fund
Fidelity Nasdaq Composite Index Fund
Fidelity Real Estate Investment PortfolioA
Fidelity Small Cap Independence Fund
Fidelity Small Cap Stock Fund
Fidelity Small Cap Value Fund
Fidelity Value Discovery Fund
Fidelity Value Fund
Fidelity Value Strategies Fund
Spartan Total Market Index Fund Investor Class
Spartan U.S. Equity Index Fund Investor Class
VIP Growth Opportunities Portfolio Investor Class
International Equity Funds
Fidelity Emerging Markets Fund
Fidelity International Discovery Fund
Fidelity International Real Estate FundA
Fidelity International Small Capital Opportunities Fund
Fidelity Overseas Fund
Spartan International Index Fund Investor Class
Fixed-Income Funds
Fidelity Capital & Income Fund
Fidelity Floating Rate High Income Fund Retail Class
Fidelity High Income Fund
Fidelity New Markets Income Fund
Fidelity U.S. Bond Index Fund

A Concentrates in Real Estate.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03759

Fidelity, Fidelity Investments & (Pyramid) Design, and Strategic Advisers are registered trademarks of FMR Corp.

VIP FundsManager is a service mark of FMR Corp.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.818790.102 VIPFM-pro-0407

Fidelity® Variable Insurance Products

FundsManager 20% Portfolio, FundsManager 50% Portfolio,
FundsManager 70% Portfolio, and FundsManager 85% Portfolio

Funds of Variable Insurance Products Fund IV
Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

This statement of additional information (SAI) is not a prospectus. Portions of the funds' annual report is incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated April 30, 2007, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Special Considerations Regarding Canada	<Click Here>
Special Considerations Regarding Europe	<Click Here>
Special Considerations Regarding Japan	<Click Here>
Special Considerations Regarding Asia Pacific Region (ex Japan)	<Click Here>
Special Considerations Regarding Latin America	<Click Here>
Special Considerations Regarding Emerging Markets	<Click Here>
Special Considerations Regarding Russia	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying and Selling Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

VIPFM-ptb-0407
1.818791.101

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a VIP FundsManagerSM  Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the VIP FundsManager Portfolio's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the VIP FundsManager Portfolio's investment policies and limitations.

A VIP FundsManager Portfolio's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For purposes of each fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Oil, Gas, and Mineral Exploration Programs

For each fund:

The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

In addition to each fund's fundamental and non-fundamental limitations discussed above:

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements a fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For a fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Notwithstanding the foregoing investment limitations, the underlying Fidelity funds in which the VIP FundsManager Portfolios may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting a VIP FundsManager Portfolio to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying Fidelity fund are set forth in its SAI.

In accordance with each VIP FundsManager Portfolio's investment program as set forth in the prospectus, a VIP FundsManager Portfolio may invest more than 25% of its assets in any one underlying Fidelity fund. While each VIP FundsManager Portfolio does not intend to concentrate its investments in a particular industry, a VIP FundsManager Portfolio may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying Fidelity funds.

Investment Practices of the VIP FundsManager Portfolios

The following pages contain more detailed information about types of instruments in which a VIP FundsManager Portfolio may invest, strategies Strategic Advisers,® Inc. (Strategic Advisers) may employ in pursuit of a VIP FundsManager Portfolio's investment objective, and a summary of related risks. Strategic Advisers may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a VIP FundsManager Portfolio achieve its goal.

Borrowing. Each VIP FundsManager Portfolio may borrow from banks or from other funds advised by Fidelity Management & Research Company (FMR) or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500SM  Index (S&P 500®). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Limitations on Futures and Options Transactions. The trust, on behalf of each fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each fund is not subject to registration or regulation as a CPO.

Each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR, on behalf of Strategic Advisers, determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's® Investors Service, Standard & Poor's® (S&P®), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The VIP FundsManager Portfolios will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR on behalf of Strategic Advisers.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The VIP FundsManager Portfolios will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR on behalf of Strategic Advisers. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by Strategic Advisers to be in good standing and when, in Strategic Advisers' judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, Strategic Advisers may rely on FMR's or its affiliates' evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Temporary Defensive Policies. Each VIP FundsManager Portfolio reserves the right to invest without limitation in money market funds for temporary, defensive purposes.

Investment Practices of the Underlying Fidelity Funds

The following pages contain more detailed information about types of instruments in which an underlying Fidelity fund may invest, strategies FMR may employ in pursuit of an underlying Fidelity fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help an underlying Fidelity fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the SEC, the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

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Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

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Companies "Principally Engaged" in the Real Estate Industry. For purposes of Real Estate Investment's investment objective and policy of investing at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments, FMR considers a company to be principally engaged in the real estate industry if at least 50% of its assets (marked to market), gross income, or net profits are attributable to ownership, construction, management, or sale of residential, commercial, or industrial real estate.

Countries and Markets Not Considered to Be Emerging. For purposes of New Markets Income and Emerging Markets, as of December 31, 2006, the following countries and markets are not considered to be emerging: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Country or Geographic Region. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Domestic and Foreign Investments (money market funds only) include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, a fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

Exposure to Foreign and Emerging Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR or Geode will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's or Geode's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR or Geode anticipates. For example, if a currency's value rose at a time when FMR or Geode had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR or Geode hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR or Geode increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's or Geode's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR or Geode determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR or Geode will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures, Options, and Swap Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, some are based on indices of securities prices, such as the S&P 500, and some are based on Eurodollars. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index may invest in futures on stock indexes other than the indexes they seek to track.

For example, Spartan Total Market Index and Spartan Extended Market Index may invest in futures on such indexes as the S&P 500, the Russell 2000® Index (Russell 2000), or the Standard & Poor's® MidCap 400 Index (S&P MidCap 400).

Futures may be based on foreign indexes such as the Compagnie des Agents de Change 40 Index (CAC 40) in France, the Deutscher Aktienindex (DAX 30) in Germany, the Dow Jones EURO STOXX 50 Index (DJ EURO STOXX 50), the Financial Times Stock Exchange Eurotop 100 Index (FTSE Eurotop 100) in Europe, the IBEX 35 Index (IBEX 35) in Spain, the Financial Times Stock Exchange 100 Index (FTSE 100) in the United Kingdom, the Standard & Poor's ASX 200 Index (S&P ASX 200), the Australian Stock Exchange All Ordinaries Index (ASX All Ordinaries) in Australia, the Hang Seng Index in Hong Kong, and the Nikkei Stock Average (Nikkei 225), the Nikkei Stock Index 300 (Nikkei 300), and the Tokyo Stock Exchange Stock Price Index (TOPIX) in Japan.

Positions in Eurodollar futures reflect market expectations of forward levels of three-month London Interbank Offered Rate (LIBOR) rates.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

Limitations on Futures, Options, and Swap Transactions. Each trust, on behalf of each equity and bond fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term CPO under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each equity and bond fund is not subject to registration or regulation as a CPO.

Each investment-grade bond fund will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of the fund's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

Each growth and growth & income fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Advisor Floating Rate High Income, Capital & Income, High Income, and New Markets Income will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Geode also intends to follow certain other limitations on Spartan U.S. Equity Index's, Spartan Total Market Index's, Spartan Extended Market Index's, and Spartan International Index's futures and option activities. Each fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, each fund will not enter into any futures contract, option, or swap agreement if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund's other futures, options, or swaps positions, would exceed 35% of the fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

The above limitations on the funds' (other than a money market fund's) investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere in this SAI are not fundamental policies and may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Swap Agreements (except Spartan Extended Market Index, Spartan Total Market Index, Spartan International Index, and Spartan U.S. Equity Index) can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), total return swaps (where the parties exchange a floating rate for the total return of a security or index), and credit default swaps (where one party pays a fixed rate and the other agrees to buy a specific issuer's debt at par upon the occurrence of certain agreed events, including for example, if the issuer is bankrupt, defaults on any of its debt obligations or makes arrangements with a creditor to modify a debt obligation).

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In the case of a physically settled credit default swap written by the fund, the fund must be prepared to pay par for and take possession of eligible debt of a defaulted issuer. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. In the case of a credit default swap written by the fund, the fund will experience a loss if a credit event occurs and the credit of the underlying referenced entity (the debt issuer as to which credit protection has been written) has deteriorated. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the underlying referenced entity has declined.

Swap Agreements (Spartan Extended Market Index, Spartan Total Market Index, Spartan International Index, and Spartan U. S. Equity Index only). Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay the fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, or of a stock, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to hedge its exposure effectively, Spartan Extended Market Index, Spartan Total Market Index, Spartan International Index, and Spartan U. S. Equity Index would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in value of the specific index, security or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund and impairing the fund's correlation with its applicable index. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of each fund's (except Spartan Extended Market Index, Spartan Total Market Index, Spartan International Index, and Spartan U. S. Equity Index) investments and, through reports from FMR, the Board monitors investments in illiquid securities. Under the supervision of the Board of Trustees and FMR, Geode determines the liquidity of Spartan Extended Market Index's, Spartan Total Market Index's, Spartan International Index's, and Spartan U. S. Equity Index's investments and, through reports from FMR and/or Geode, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, various factors may be considered, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

In addition, for Spartan Extended Market Index, Spartan Total Market Index, Spartan International Index, and Spartan U. S. Equity Index, indexed securities include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of the S&P 500, the Dow Jones Wilshire 5000 Composite IndexSM  (Dow Jones Wilshire 5000), the Dow Jones Wilshire 4500 Completion IndexSM  (Dow Jones 4500), the Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East (MSCI® EAFE®) Index, or comparable stock indices. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's Investors Service, S&P, Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases costs and may increase taxable gains.

Municipal Securities are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

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Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

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Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities and common stock.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Real estate investment trusts issue debt securities to fund the purchase and/or development of commercial properties. The value of these debt securities may be affected by changes in the value of the underlying property owned by the trusts, the creditworthiness of the trusts, interest rates, and tax and regulatory requirements. Real estate investment trusts are dependent upon management skill and the cash flow generated by the properties owned by the trusts. Real estate investment trusts are at the risk of the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, for Spartan Extended Market Index, Spartan Total Market Index, Spartan International Index, and Spartan U.S. Equity Index, by Geode or, under certain circumstances, by FMR or an FMR affiliate.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, for Spartan Extended Market Index, Spartan Total Market Index, Spartan International Index, and Spartan U. S. Equity Index, by Geode or, under certain circumstances, by FMR or an FMR affiliate. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including FBS LLC. FBS LLC is a member of the NYSE and an indirect subsidiary of FMR Corp. Spartan Extended Market Index, Spartan Total Market Index, Spartan International Index, and Spartan U. S. Equity Index will not lend securities to Geode or its affiliates.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, as appropriate, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share (NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Spartan Extended Market Index, Spartan Total Market Index, Spartan International Index, and Spartan U. S. Equity Index may invest in investment companies that seek to track the performance of indexes other than the indexes that the funds seek to track.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the NAV of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, FMR and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Temporary Defensive Policies.

Each growth and growth & income fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Each investment-grade taxable bond fund and Advisor Floating Rate High Income reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.

New Markets Income reserves the right to invest without limitation in U.S. securities for temporary, defensive purposes.

Capital & Income and High Income reserve the right to invest without limitation in investment-grade securities for temporary, defensive purposes.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

The following pages contain detailed information about special considerations of underlying international Fidelity funds, in which certain VIP FundsManager Portfolios may invest.

SPECIAL CONSIDERATIONS REGARDING CANADA

Political. Canada's parliamentary system of government is, in general, stable. One of the provinces, Quebec, which has a predominantly French-speaking population, does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. To date, referendums on Quebec sovereignty have been defeated, but the issue remains unresolved. In case a referendum about the independence of Quebec were successful, then the Canadian federal government may be obliged to negotiate with Quebec.

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Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada's largest trading partner and developments in economic policy do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement may make the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas, particularly China, may change the composition of Canada's trade and foreign investment composition in the near future.

SPECIAL CONSIDERATIONS REGARDING EUROPE

The European Union (EU) is an intergovernmental and supranational union of most Western European countries and a growing number of Eastern European countries, each known as a member state. One of the key activities of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established, among other things, the European Economic and Monetary Union (EMU) which sets out different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation, including the adoption of a single currency, the euro. Many member states have adopted, and other member states are generally expected to eventually adopt, the euro as their single currency. When a member state adopts the euro as its currency, the member state no longer controls its own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank. However, certain countries do not qualify for the euro and thus risk being left behind.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members or requires candidates for EMU membership to comply with. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. The countries adopting the euro must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment in some European countries has historically been higher than in the United States and could pose political risk. One or more member states might exit the EU, placing its currency and banking system in jeopardy. Major issues currently facing the EU cover its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the new constitutional treaty, the EU's enlargement to the south and east, and resolving the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. The EU has been extending its influence to the east. It has accepted several Eastern European countries as new members, and has plans to accept several more in the medium-term. It is hoped that membership for these states will help cement economic and political stability. For these countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, new member states which were former Soviet satellites remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the old Soviet Union. Further expansion of the EU has long-term economic benefits, but certain European countries are not viewed as currently suitable for membership, especially the troubled economies of countries further east. Also, as the EU continues to enlarge, the candidate countries' accessions may grow more controversial. Some member states may repudiate certain candidate countries joining the EU upon concerns about the possible economic, immigration, and cultural implications that may result from such enlargement. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. For example, a large segment of the population in the United Kingdom may be indifferent or opposed to the EU, while other countries are generally more in favor of European integration.

It is possible that the gap between rich and poor within the EU's member countries, and particularly among new members that have not met the requirements for joining the EMU may increase, and that realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made which may affect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

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Economic. The EU economy is expected to grow further over the next decade as more countries join the EU - especially considering that the new member states are usually poorer than the EU average, and hence the expected fast GDP growth will help achieve the dynamic of the united Europe. The EU's economic growth has been below that of the United States most years since 1990, and the economic performance of several of its key members, including Germany and Italy, is a matter of serious concern to policy makers.

As economic conditions across member states vary from robust to dismal, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. According to the Maastricht treaty, member countries must maintain tight control over inflation, public debt, and budget deficit in order to qualify for participation in the euro. These requirements severely limit EMU member countries' ability to implement monetary policy to address regional economic conditions.

Currency. Investing in euro-denominated securities entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. Many European countries rely heavily upon export-dependent businesses and any strength in the exchange rate between the euro and the U.S. dollar can have either a positive or a negative effect upon corporate profits.

Nordic Countries. Faced with stronger global competition, the Nordic countries - Denmark, Finland, Norway, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource-dependent and face pressure as a result of high labor costs. Pension reform, union regulation, and further cuts in liberal social programs will likely need to be addressed as the Nordic countries face increased international competition.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries.

Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency.

SPECIAL CONSIDERATIONS REGARDING JAPAN

Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation have helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

Economic. For three decades from the 1960s through the 1980s, Japan's overall real economic growth had been spectacular. However, growth slowed markedly in the 1990s and Japan's economy fell into a long recession. At present, the Japanese economy could be recovering from this long recession, although uncertainties about its recovery remain. Japan's huge government debt, the aging of the population, an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses are some of the major long-term problems.

Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Japan's economic growth is significantly driven by its exports. Domestic or foreign trade sanctions or other protectionist measures could adversely impact Japan's economy. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena and the resulting damage continue to exist.

A pressing need to sustain Japan's economic recovery and improve its economic growth is the task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, may have to reform themselves to become more competitive. Successful financial sector reform would contribute to Japan's economic recovery at home and would benefit other economies in Asia. Internal conflict over the proper way to reform the banking system exists.

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SPECIAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (EX JAPAN)

Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the European Union.

Korea. Investors should be aware that investing in Korea involves risks not typically associated with investing in the U.S. securities markets. Relations between North Korea and South Korea remain tense and the possibility of military action between two countries still exists. Corporate and financial sector restructuring initiated by the Korean government, in conjunction with the IMF, after the 1997-1998 Asian financial crisis can be expected to continue but its full impact cannot be predicted yet. Korean economy's reliance on international trade and other Asian economies makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation.

China Region. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion. Although many Taiwanese companies heavily invest in China, a state of hostility continues to exist between China and Taiwan, which Beijing has long deemed a part of China and has made a nationalist cause of recovering it. Taiwan's political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China.

In addition to the risks inherent in investing in the emerging markets, the risks of investing in China, Hong Kong, and Taiwan merit special consideration.

People's Republic of China. The government of the People's Republic of China is dominated by the one-party rule of the Chinese Communist Party.

China's economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies. Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a substantial portion of productive assets in China are still owned by the Chinese government. The government continues to exercise significant control over regulating industrial development and, ultimately, control over China's economic growth through the allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.

Growth has also put a strain on China's aging infrastructure. The government has attempted to slow down the pace of growth through administrative measures. An interest rate increase was also meant to tighten access to capital, but its effect was limited.

As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. The Chinese legal system, in particular, constitutes a significant risk factor for investors. The Chinese legal system is based on statutes. Since the late 1970s, Chinese legislative bodies have promulgated laws and regulations dealing with various economic matters such as foreign investment, corporate organization and governance, commerce, taxation, and trade. However, these laws are relatively new and published court decisions based on these laws are limited and non-binding. The interpretation and enforcement of these laws and regulations are uncertain.

China continues to limit direct foreign investments generally in industries deemed important to national interests. Foreign investment in domestic securities are also subject to substantial restrictions.

Hong Kong. In 1997, Great Britain handed over control of Hong Kong to the Chinese mainland government. Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, which guarantees a high degree of autonomy in certain matters until 2047, while defense and foreign affairs are the responsibility of the central government in Beijing. The chief executive of Hong Kong is appointed by the Chinese government. Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital. The Basic Law guarantees existing freedoms, including free speech and assembly, press, religion, and the right to strike and travel. Business ownership, private property, the right of inheritance and foreign investment are also protected by law. China has committed by treaty to preserve Hong Kong's autonomy until 2047; however, if China were to exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance.

Taiwan. For decades, a state of hostility has existed between Taiwan and the People's Republic of China. Beijing has long deemed Taiwan a part of the "one China" and has made a nationalist cause of recovering it. In the past, China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. Foreign trade has been the engine of rapid growth in Taiwan and has transformed the island into one of Asia's great exporting nations. As an export-oriented economy, Taiwan depends on an open world trade regime and remains vulnerable to downturns in the world economy. Taiwanese companies continue to compete mostly on price, producing generic products or branded merchandise on behalf of multinational companies. Accordingly, these businesses can be particularly vulnerable to currency volatility and increasing competition from neighboring lower-cost countries. Moreover, many Taiwanese companies are heavily invested in mainland China and other countries throughout Southeast Asia, making them susceptible to political events and economic crises in these parts of the region.

Southeast Asia. In addition to the risks inherent in investing in the emerging markets, the risks of investing in Southeast Asia merit special consideration. Indonesia has restored financial stability and pursued sober fiscal policies since the 1997-1998 Asian financial crisis, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions. In addition, Indonesia continues to be at risk of ethnic, sectarian, and separatist violence. Keys to future growth remain internal reform, peaceful resolution of internal conflicts, building up the confidence of international and domestic investors, and strong global economic growth. In late December 2004, a major tsunami took nearly 127,000 lives, left more than 93,000 people missing and nearly 441,000 people displaced, and destroyed $4.5 to $5.0 billion worth of property. The negative effects of the tsunami are still felt today, and similar natural disasters could happen again.

Thailand has a well-developed infrastructure and a free-enterprise economy, and welcomes foreign investment. Increased consumption and investment spending and strong export growth continues to sustain high GDP growth. Bangkok has pursued preferential trade agreements with a variety of partners in an effort to boost exports and maintain high growth, and in 2004 began negotiations on a Free Trade Agreement with the U.S. However, weakening fiscal discipline, separatist violence in the south and the continued intervention by the military in civilian spheres may cause additional risks for investments in Thailand.

The Philippines' persistent large budget deficit has produced a high debt level and has forced Manila to spend a large portion of the national government budget on debt service. Large, unprofitable public enterprises, especially in the energy sector, contribute to the government's debt because of slow progression privatization. Credit rating agencies are increasingly concerned about the Philippines' ability to sustain the debt; legislative progress on new revenue measures will weigh heavily on credit rating decisions. The Philippines continues facing endemic corruption and political uncertainties, including threats from military coups and from different terrorist and separatist groups.

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SPECIAL CONSIDERATIONS REGARDING LATIN AMERICA

As an emerging market, Latin America historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, in some Latin American countries, a move to sustainable democracy and a more mature and accountable political environment is under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. Investors in the region continue to face a number of potential risks.

A number of Latin American countries are among the largest debtors of developing countries and have a long history of foreign debt and default. The majority of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Historically, government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets.


SPECIAL CONSIDERATIONS REGARDING EMERGING MARKETS

Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

SPECIAL CONSIDERATIONS REGARDING RUSSIA

Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign and private investors.


Economic. Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers' ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other government actions, foreign investors could face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities (normally, shares of the underlying Fidelity funds) are placed on behalf of each VIP FundsManager Portfolio by Strategic Advisers, either itself or through its affiliates, pursuant to authority contained in each VIP FundsManager Portfolio's management contract. A VIP FundsManager Portfolio will not incur any commissions or sales charges when it invests in underlying Fidelity funds, but it may incur such costs if it invests directly in other types of securities. Strategic Advisers may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security.

The Trustees of each fund periodically review Strategic Advisers' performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each VIP FundsManager Portfolio, respectively. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Brokers

In selecting brokers or dealers (including affiliates of Strategic Advisers) to execute each fund's portfolio transactions, Strategic Advisers considers factors deemed relevant in the context of a particular trade and in regard to Strategic Advisers' overall responsibilities with respect to each VIP FundsManager Portfolio and other investment accounts, including any instructions from each fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using ECNs, electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Strategic Advisers; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best execution, Strategic Advisers may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. Strategic Advisers also may select a broker that charges more than the lowest available commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Strategic Advisers) that execute transactions for each VIP FundsManager Portfolio may receive higher compensation from each fund than other brokers might have charged each fund, in recognition of the value of the brokerage or research products and services they provide to Strategic Advisers or its affiliates.

Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; and investment recommendations. Strategic Advisers may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement Strategic Advisers' own research activities in providing investment advice to the funds.

Execution Services. In addition, products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including but not limited to communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. In addition to receiving brokerage and research products and services via written reports and computer -delivered services, such reports may also be provided by telephone and in personal meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. Strategic Advisers and its affiliates may use commission dollars to obtain certain products or services that are not used exclusively in Strategic Advisers' or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, Strategic Advisers or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to Strategic Advisers. Strategic Advisers' expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services Strategic Advisers receives from brokers are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

Strategic Advisers' Decision-Making Process. Before causing a VIP FundsManager Portfolio fund to pay a particular level of compensation, Strategic Advisers will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to Strategic Advisers, viewed in terms of the particular transaction for a fund or Strategic Advisers' overall responsibilities to a fund or other investment companies and investment accounts. While Strategic Advisers may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither Strategic Advisers nor the funds incur an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist Strategic Advisers and its affiliates in terms of its overall investment responsibilities to each VIP FundsManager Portfolio and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Strategic Advisers or its affiliates.

Hard Dollar Research Contracts. Strategic Advisers has arrangements with certain third-party research providers and brokers through whom Strategic Advisers effects fund trades, whereby Strategic Advisers may pay with hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. Even with such hard dollar payments, Strategic Advisers may cause a VIP FundsManager Portfolio to pay more for execution than the lowest commission rate available from the broker providing research products and services to Strategic Advisers, or that may be available from another broker. Strategic Advisers views its hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and to pay fund expenses, as described below, will decrease. Strategic Advisers' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on Strategic Advisers' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Affiliated Transactions

Strategic Advisers may place trades with certain brokers, including National Financial Services LLC (NFS), with whom it is under common control provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Trade Allocation

Although the Trustees and officers of each VIP FundsManager Portfolio are substantially the same as those of other funds managed by Strategic Advisers or its affiliates, investment decisions for each VIP FundsManager Portfolio are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Strategic Advisers or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by Strategic Advisers to be appropriate and equitable to each fund or investment account. In some cases adherence on these procedures could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal period ended December 31, 2006, the portfolio turnover rates for each fund are presented in the table below.

Turnover Rates*	2006A
VIP FundsManager 20%	 92%
VIP FundsManager 50%	 103%
VIP FundsManager 70%	 106%
VIP FundsManager 85%	 111%

A Annualized.

* Funds commenced operations on April 13, 2006.

For the fiscal year ended December 31, 2006, each fund paid no brokerage commissions.

For the fiscal year ended December 31, 2006, each fund paid no brokerage commissions to firms for providing research services.

VALUATION

The class's NAV is the value of a single share. The NAV of Investor Class is computed by adding the Investor Class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting Investor Class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to Investor Class, and dividing the result by the number of Investor Class shares outstanding.

The assets of each VIP FundsManager Portfolio consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs.

Valuation of Underlying Fidelity Funds

Growth and Growth & Income Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Income/Taxable Bond Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Money Market Funds. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.

Securities of other open-end investment companies are valued at their respective NAVs.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING AND SELLING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

The following information is only a summary of some of the tax consequences affecting insurance company separate accounts invested in the VIP FundsManager Portfolios. No attempt has been made to discuss tax consequences affecting variable product owners. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Each VIP FundsManager Portfolio intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to insurance company separate accounts invested in the fund. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each VIP FundsManager Portfolio intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. If a fund failed to qualify as a "regulated investment company" in any year, among other consequences, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code.

Each VIP FundsManager Portfolio also intends to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder. These diversification requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the assets of an insurance company separate account that may be invested in the securities of a single issuer or a certain number of issuers. Because Section 817(h) and the regulations thereunder treat the assets of each fund as the assets of the related insurance company separate account, each fund must also satisfy these requirements. If a fund failed to satisfy these requirements, a variable annuity or variable life insurance product supported by an insurance company separate account invested in the fund would not be treated as an annuity or as life insurance for tax purposes and would no longer be eligible for tax deferral.

TRUSTEES AND OFFICERS

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each VIP FundsManager Portfolio and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each VIP FundsManager Portfolio's activities, review contractual arrangements with companies that provide services to each VIP FundsManager Portfolio, and review each VIP FundsManager Portfolio's performance. If the interests of a VIP FundsManager Portfolio and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the VIP FundsManager Portfolios to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund IV. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio , and VIP FundsManager 85% Portfolio. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Scott Kuldell (41)

Year of Election or Appointment: 2006

Vice President of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Prior to assuming his current responsibilities, Mr. Kuldell worked as a quantitative analyst, currency strategist, portfolio manager, and director of Asset Management Consulting.

Eric D. Roiter (58)

Year of Election or Appointment: 2006

Secretary of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2006

Chief Compliance Officer of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2006

Deputy Treasurer of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2006

Deputy Treasurer of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2006

Assistant Treasurer of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (52)

Year of Election or Appointment: 2006

Assistant Treasurer of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2006

Assistant Treasurer of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2006

Assistant Treasurer of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 12 standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended December 31, 2006, the committee held 12 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended December 31, 2006, the committee held four meetings.

The Board of Trustees has established three Fund Oversight Committees: the Equity Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach), the Fixed-Income, International, and Special Committee (composed of Ms. Small (Chair), Ms. Knowles, and Mr. Dirks), and the Select and Asset Allocation Committee (composed of Dr. Heilmeier (Chair), Messrs. Keyes and Wolfe). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income, International, and Special Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues, and of international research. The Select and Asset Allocation Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. During the fiscal year ended December 31, 2006, the Equity Committee held 10 meetings, the Fixed-Income, International, and Special Committee held 11 meetings, and the Select and Asset Allocation Committee held 11 meetings.

The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach, Dr. Heilmeier, and Ms. Small) and the Fixed-Income Contract Committee (composed of Ms. Small (Chair), Mr. Dirks, and Ms. Knowles). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended December 31, 2006, each Fund Contract Committee held four meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Dirks (Chair), Gamper, and Stavropoulos, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended December 31, 2006, the Shareholder, Distribution and Brokerage Committee held 13 meetings.

The Audit Committee is composed of Ms. Knowles (Chair), Dr. Heilmeier, and Messrs. Keyes and Wolfe. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the Fidelity funds' financial statements and any material reports or inquiries received from regulators or governmental agencies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended December 31, 2006, the committee held 15 meetings.

The Governance and Nominating Committee is composed of Messrs. Lautenbach (Chair), Stavropoulos, and Wolfe. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended December 31, 2006, the committee held 10 meetings.

The Board of Trustees established the Compliance Committee (composed of Ms. Small (Chair), Ms. Knowles, and Messrs. Stavropoulos and Wolfe) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended December 31, 2006, the committee held 21 meetings.

The Proxy Voting Committee is composed of Messrs. Gamper (Chair), Dirks, and Keyes. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. During the fiscal year ended December 31, 2006, the committee held two meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2006.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Robert L. Reynolds
VIP FundsManager 20%	none	none
VIP FundsManager 50%	none	none
VIP FundsManager 70%	none	none
VIP FundsManager 85%	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Albert R. Gamper, Jr.	George H. Heilmeier	James H. Keyes	Marie L. Knowles
VIP FundsManager 20%	none	none	none	none	none
VIP FundsManager 50%	none	none	none	none	none
VIP FundsManager 70%	none	none	none	none	none
VIP FundsManager 85%	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	none	over $100,000
DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP FundsManager 20%	none	none	none	none
VIP FundsManager 50%	none	none	none	none
VIP FundsManager 70%	none	none	none	none
VIP FundsManager 85%	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended December 31, 2006.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	Dennis J. Dirks	Albert R. Gamper, Jr.	Robert M. Gates[2]	George H. Heilmeier	James H. Keyes[3]	Marie L. Knowles
VIP FundsManager 20%+	$ 3	$ 3	$ 2	$ 3	$ 3	$ 3
VIP FundsManager 50%+	$ 15	$ 15	$ 10	$ 15	$ 15	$ 17
VIP FundsManager 70%+	$ 18	$ 18	$ 12	$ 18	$ 17	$ 18
VIP FundsManager 85%+	$ 7	$ 7	$ 5	$ 7	$ 7	$ 7
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 363,500	$ 362,000	$ 435,788	$ 354,000	$ 295,500	$ 389,000
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	William O. McCoy[4]	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP FundsManager 20%+	$ 3	$ 2	$ 3	$ 3	$ 3
VIP FundsManager 50%+	$ 17	$ 10	$ 15	$ 15	$ 15
VIP FundsManager 70%+	$ 18	$ 11	$ 18	$ 18	$ 18
VIP FundsManager 85%+	$ 8	$ 5	$ 7	$ 7	$ 7
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 369,333	$ 403,500B	$ 362,000	$ 358,500	$ 359,500

1 Edward C. Johnson 3d, Peter S. Lynch, and Robert L. Reynolds are interested persons and are compensated by FMR.

2 Dr. Gates served on the Board of Trustees through December 2006.

3 During the period from March 1, 2006 through December 31, 2006, Mr. Keyes served as a Member of the Advisory Board. Effective January 1, 2007, Mr. Keyes serves as a Member of the Board of Trustees.

4 Mr. McCoy served on the Board of Trustees through January 1, 2007.

+ Estimated for the fund's first full year.

A Reflects compensation received for the calendar year ended December 31, 2006 for 350 funds of 58 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2006, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $148,500; Albert R. Gamper, $146,670; Robert M. Gates, $189,144; George H. Heilmeier, $148,500; Marie L. Knowles, $163,500; Ned C. Lautenbach, $152,667; William O. McCoy, $148,500; Cornelia M. Small, $148,500; William S. Stavropoulos, $148,500; and Kenneth L. Wolfe, $148,500. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $39,213; and William O. McCoy, $85,287.

B Compensation figures include cash and may include amounts deferred at Mr. McCoy's election under a deferred compensation plan adopted by the other open-end registered investment companies in the fund complex (Other Open-End Funds). Pursuant to the deferred compensation plan, Mr. McCoy, as an Independent Trustee, may elect to defer receipt of all or a portion of his annual fees. Amounts deferred under the deferred compensation plan are credited to an account established for Mr. McCoy on the books of the Other Open-End Funds. Interest is accrued on amounts deferred under the deferred compensation plan. For the calendar year ended December 31, 2006, Mr. McCoy voluntarily elected to defer $47,000.

As of February 28, 2007, approximately 99.97% of VIP FundsManager 20%'s, 100% of VIP FundManager 50%'s, 100% of VIP FundsManager 70%'s, 100% of VIP FundsManager 85%'s total outstanding shares was held by FMR affiliates. FMR Corp. is the ultimate parent company of these FMR affiliates. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page 40, Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of each VIP FundsManager Portfolio's shares, the Trustees, Member of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of February 28, 2007, the following owned of record and/or beneficially 5% or more of each class's outstanding shares:

VIP FundsManager 20%: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (83.77%).

VIP FundsManager 20%: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (15.91%).

VIP FundsManager 20%: Service Class: Fidelity Investments: Boston, MA (99.96%).

VIP FundsManager 20%: Service Class 2: Fidelity Investments: Boston, MA (100%).

VIP FundsManager 50%: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (85.62%).

VIP FundsManager 50%: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (14.35%).

VIP FundsManager 50%: Service Class: Fidelity Investments: Boston, MA (100%).

VIP FundsManager 50%: Service Class 2: Fidelity Investments: Boston, MA (100%).

VIP FundsManager 70%: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (88.77%).

VIP FundsManager 70%: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (11.19%).

VIP FundsManager 70%: Service Class: Fidelity Investments: Boston, MA (100%).

VIP FundsManager 70%: Service Class 2: Fidelity Investments: Boston, MA (100%).

VIP FundsManager 85%: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (86.88%).

VIP FundsManager 85%: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (13.02%).

VIP FundsManager 85%: Service Class: Fidelity Investments: Boston, MA (99.98%).

VIP FundsManager 85%: Service Class 2: Fidelity Investments: Boston, MA (99.98%).

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR and Strategic Advisers. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, Strategic Advisers (the Investment Advisers), FDC, and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each VIP FundsManager Portfolio has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. Strategic Advisers is authorized, in its discretion, to allocate each fund's assets among the underlying Fidelity funds in which the fund may invest. Strategic Advisers also provides each fund with all necessary office facilities and personnel for servicing the fund's investments and compensates all personnel of each fund or Strategic Advisers performing services relating to research, statistical and investment activities.

Strategic Advisers in turn has entered into an administration agreement with FMR on behalf of each VIP FundsManager Portfolio. Under the terms of each administration agreement, FMR or its affiliates provide the management and administrative services (other than investment advisory services) necessary for the operation of each VIP FundsManager Portfolio. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of each VIP FundsManager Portfolio's management contract, Strategic Advisers, either itself or through an affiliate, is responsible for payment of all operating expenses of each VIP FundsManager Portfolio or each class thereof, as applicable, with certain exceptions. Under the terms of each administration agreement, FMR pays all management and administrative expenses (other than investment advisory expenses) for which Strategic Advisers is responsible. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian and auditor, and each fund's proportionate share of insurance premiums and Investment Company Institute dues. Each administration agreement further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each VIP FundsManager Portfolio's transfer agent agreement, the transfer agent bears these costs. In addition, FMR compensates all officers of each fund and all Trustees who are interested persons of the trust, Strategic Advisers, or FMR. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services, pricing and bookkeeping services, and the cost of administration of each VIP FundsManager Portfolio's securities lending program.

Each VIP FundsManager Portfolio pays the following expenses: fees and expenses of the Independent Trustees, interest on borrowings, taxes, brokerage commissions (if any), shareholder charges (if any) associated with investing in the underlying Fidelity funds, and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation. Each fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fees. For the services of Strategic Advisers under each management contract, each VIP FundsManager Portfolio pays Strategic Advisers a monthly management fee at the annual rate of 0.25% of its average net assets throughout the month. The management fee paid to Strategic Advisers by each VIP FundsManager Portfolio is reduced by an amount equal to the fees and expenses paid by each VIP FundsManager Portfolio to the Independent Trustees.

Strategic Advisers has contractually agreed to waive 0.05% of its management fee until July 31, 2007.

FMR receives no fee for its services under each administration agreement.

The fee waiver by Strategic Advisers will increase a class's returns.

The following table shows the amount of management fees paid by each VIP FundsManager Portfolio to Strategic Advisers for the past fiscal year, and the amount of waivers reducing management fees for each VIP FundsManager Portfolio.

Fund	Fiscal Years Ended December 31	Amount of Waivers Reducing Management Fees	Management Fees Paid to Strategic Advisers
VIP FundsManager 20%	2006*	$ 3,623	$ 18,086**
VIP FundsManager 50%	2006*	$ 23,109	$ 115,162**
VIP FundsManager 70%	2006*	$ 27,118	$ 135,225**
VIP FundsManager 85%	2006*	$ 11,278	$ 56,188**

* Funds commenced operations on April 13, 2006.

** After reduction of fees and expenses paid by the fund to the Independent Trustees.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, brokerage commissions, shareholder charges, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns and repayment of the reimbursement by a class will lower its returns.

Scott Kuldell is the portfolio manager of the VIP FundsManager Portfolios and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Mr. Kuldell is an employee of Strategic Advisers, Inc., a subsidiary of FMR Corp. and an affiliate of FMR. Strategic Advisers is the adviser to the VIP FundsManager Portfolios. The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of a broad range of other Strategic Advisers funds and accounts. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of Strategic Advisers. The portion of the portfolio manager's bonus that is linked to the investment performance of the VIP FundsManager Portfolios is based on each fund's pre-tax investment performance against its customized benchmark index: the VIP FundsManager 20% Composite Index (VIP FundsManager 20%), the VIP FundsManager 50% Composite Index (VIP FundsManager 50%), the Asset Manager 70% Composite Index (VIP FundsManager 70%) and the VIP FundsManager 85% Composite Index (VIP FundsManager 85%). The components of the Asset Manager 20% Composite Index and their relative weightings in VIP FundsManager 20%'s neutral mix are 20% Dow Jones Wilshire 5000; 50% Lehman Brothers Aggregate Bond Index; and 30% Lehman Brothers 3-Month US Treasury Bill Index. The components of the VIP FundsManager 50% Composite Index and their relative weightings in VIP FundsManager 50%'s neutral mix are 45% Dow Jones Wilshire 5000; 5% MSCI EAFE Index; 40% Lehman Brothers Aggregate Bond Index; and 10% Lehman Brothers 3-Month US Treasury Bill Index. The components of the VIP FundsManager 70% Composite Index and their relative weightings in VIP FundsManager 70%'s neutral mix are 60% Dow Jones Wilshire 5000; 10% MSCI EAFE Index; 25% Lehman Brothers Aggregate Bond Index; and 5% Lehman Brothers 3-Month US Treasury Bill Index. The components of the VIP FundsManager 85% Composite Index and their relative weightings in VIP FundsManager 85%'s neutral mix are 70% Dow Jones Wilshire 5000; 15% MSCI EAFE Index; and 15% Lehman Brothers Aggregate Bond Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Kuldell as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	6,204	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 411	$ 960	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP FundsManager 20% ($24 (in millions) assets managed), VIP FundsManager 50% ($144 (in millions) assets managed), VIP FundsManager 70% ($178 (in millions) assets managed) and VIP FundsManager 85% ($72 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006 the dollar range of shares of VIP FundsManager 20% beneficially owned by Mr. Kuldell was none, the dollar range of shares of VIP FundsManager 50% beneficially owned by Mr. Kuldell was none, the dollar range of shares of VIP FundsManager 70% beneficially owned by Mr. Kuldell was none, and the dollar range of shares of VIP FundsManager 85% beneficially owned by Mr. Kuldell was $10,001 - $50,000.

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

 A. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

 B. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

 C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

 D. Non-routine proposals will generally be voted in accordance with the guidelines.

 E. Non-routine proposals not covered by the guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR's Investment and Advisor Compliance Department. A significant pattern of such proposals or other special circumstances will be referred to the Fund Board Proxy Voting Committee or its designee.

 F. FMR will vote on shareholder proposals not specifically addressed by the guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

 G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of these guidelines, but FMR may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

 H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

 I. Where a management-sponsored proposal is inconsistent with the guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

 A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; Poison Pills; and any other provision that eliminates or limits shareholder rights.

 B. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

 C. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

 D. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

 E. Sunset provision - a condition in a charter or plan that specifies an expiration date.

 F. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

 G. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

 H. Large Capitalization Company - a company included in the Russell 1000 stock index.

 I. Small Capitalization Company - a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

 J. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

III. Directors

 A. Incumbent Directors

 FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

 FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

 1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

 With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

 a. The Poison Pill includes a Sunset Provision of less than 5 years;

 b. The Poison Pill includes a Permitted Bid Feature;

 c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

 d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

 FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

 2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options.

 4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether it has been proven that the company engaged in options backdating.

 5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to these guidelines and the company has failed to act on that commitment.

 6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

 B. Indemnification

 FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

 C. Independent Chairperson

 FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

 D. Majority Director Elections

 FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

 A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards).

 FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

 1. (a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large Capitalization Company, 15% for a Small Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the plan or the amendments is acceptable.

 2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

 3. The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

 4. Awards to non-employee directors are subject to management discretion.

 5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

 FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

 1. The shares are granted by a compensation committee composed entirely of independent directors; and

 2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

 B. Equity Exchanges and Repricing

 FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

 1. Whether the proposal excludes senior management and directors;

 2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

 3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

 4. The company's relative performance compared to other companies within the relevant industry or industries;

 5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

 6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

 C. Employee Stock Purchase Plans

 FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

 D. Employee Stock Ownership Plans (ESOPs)

 FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

 E. Executive Compensation

 FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

 F. Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

 FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

 A. The Poison Pill includes the following features:

 1. A sunset provision of no greater than 5 years;

 2. Linked to a business strategy that is expected to result in greater value for the shareholders;

 3. Requires shareholder approval to be reinstated upon expiration or if amended;

 4. Contains a Permitted Bid Feature; and

 5. Allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

 C. It is a fair price amendment that considers a two-year price history or less.

 FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

 A. Increases in Common Stock

 FMR will generally vote against a provision to increase a Company's common stock if such increase will result in a total number of authorized shares greater than 3 times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to 5 times the current number of outstanding and scheduled to be issued shares is generally acceptable.

 B. New Classes of Shares

 FMR will generally vote against the introduction of new classes of stock with differential voting rights.

 C. Cumulative Voting Rights

 FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

 D. Acquisition or Business Combination Statutes

 FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

 E. Incorporation or Reincorporation in Another State or Country

 FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Auditors

 A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.

 B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor for audit or non-audit services for the company.

VIII. Shares of Investment Companies

 A. When a Fidelity Fund invests in an underlying Fidelity fund, FMR will vote in the same proportion as all other shareholders of such underlying fund or class ("echo voting").

 B. Certain Fidelity Funds may invest in shares of Fidelity Central Funds. Central Fund shares, which are held exclusively by Fidelity funds or accounts managed by an FMR affiliate, will be voted in favor of proposals recommended by the Central Funds' Board of Trustees.

IX. Other

 A. Voting Process

 FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

 B. Regulated Industries

 Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each VIP FundsManager Portfolio has entered into a distribution agreement with FDC, an affiliate of Strategic Advisers and FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers or FMR.

The Trustees have approved Distribution and Service Plans on behalf of Investor Class of each VIP FundsManager Portfolio (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Investor Class, Strategic Advisers, and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Investor Class Plan, if the payment of management fees by each VIP FundsManager Portfolio to Strategic Advisers, or the payment of administration fees by Strategic Advisers to FMR out of the management fees, is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Investor Class Plan specifically recognizes that Strategic Advisers or FMR may use its past profits or its other resources, including management fees paid to Strategic Advisers by the funds, or administration fees paid to FMR by Strategic Advisers out of the management fees, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Investor Class shares and/or support services that benefit variable product owners. In addition, each Investor Class Plan provides that Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries, primarily insurance companies or their affiliated broker-dealers or other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Investor Class shares of the VIP FundsManager Portfolios.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit Investor Class of each VIP FundsManager Portfolio and variable product owners. In particular, the Trustees noted that each Plan does not authorize payments by Investor Class of each VIP FundsManager Portfolio other than those made to Strategic Advisers under its management contract or administrative agreement with the fund. To the extent that each Plan gives Strategic Advisers, FMR, and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain support services that benefit variable product owners may be provided more effectively under the Plans by insurance companies and their affiliates with whom variable product owners have other relationships.

Each VIP FundsManager Portfolio may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC or an affiliate may compensate intermediaries (primarily insurance companies or their affiliated broker-dealers or other service-providers) that distribute and/or service the funds. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sale of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.10% of the total assets of all VIP Funds on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

These additional payments and expenses, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The funds' transfer agent or an affiliate may also make payments and reimbursements from their own resources to certain intermediaries for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

TRANSFER AND SERVICE AGENT AGREEMENTS

Investor Class of each VIP FundsManager Portfolio has entered into a transfer agent agreement with FIIOC, an affiliate of Strategic Advisers and FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for Investor Class of each VIP FundsManager Portfolio.

For providing transfer agency services, FIIOC receives no fees from each VIP FundsManager Portfolio; however, each underlying Fidelity fund pays its respective transfer, dividend disbursing, and shareholder servicing agent (either FSC or FIIOC or an affiliate of FSC or FIIOC, as applicable) fees based, in part, on the number of positions in and assets of each VIP FundsManager Portfolio invested in such underlying Fidelity fund.

FIIOC receives a separate asset-based monthly fee from each fund to cover the expense of typesetting and printing prospectuses, statements of additional information, and other reports to existing shareholders, with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries for transfer agency and related recordkeeping services with respect to insurance contract owners' accounts. Because intermediaries may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.


Each VIP FundsManager Portfolio has entered into a service agent agreement with FSC, an affiliate of Strategic Advisers and FMR (or an agent, including an affiliate). Each VIP FundsManager Portfolio has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for Investor Class of each VIP FundsManager Portfolio, maintains each VIP FundsManager Portfolio's portfolio and general accounting records, and administers each VIP FundsManager Portfolio's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each VIP FundsManager Portfolio's average daily net assets throughout the month.

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

FMR bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its administration agreements with Strategic Advisers.

DESCRIPTION OF THE TRUST

Trust Organization. FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, and FundsManager 85% Portfolio are funds of Variable Insurance Products Fund IV, an open-end management investment company created under an initial declaration of trust dated June 1, 1983. Currently, there are 36 funds offered in Variable Insurance Products Fund IV: Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Income Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, Growth Stock Portfolio, Health Care Portfolio, Industrials Portfolio, International Capital Appreciation Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio, Materials Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications Portfolio, Utilities Portfolio, and Value Leaders Portfolio. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of its funds or classes.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

On matters submitted for consideration by shareholders of any underlying fund, a VIP FundsManager Portfolio will vote its shares in proportion to the vote of all other holders of the same class of shares of that underlying funds.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of each VIP FundsManager Portfolio. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for each fund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each VIP FundsManager Portfolio's financial statements and financial highlights for the fiscal year ended December 31, 2006, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3 (c)(7) of the 1940 Act.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Each fund will provide a full list of holdings as of the end of the fund's fiscal quarter on www.fidelity.com 60 days after its fiscal quarter-end. Each fund will also provide a list of the underlying funds it holds as of the end of the calendar quarter on Fidelity's web site 15 or more days after the calendar quarter-end.

This information will be available on the web site until updated for the next applicable period.

Each fund may also from time to time provide specific fund level performance attribution information and statistics to the Board or third parties, such as variable product owners or prospective variable product owners, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-adviser and its affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full holdings daily, on the next business day); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly, four or more calendar days after the end of the week); Moody's Investors Service (full holdings weekly, four or more calendar days after the end of the week); and Anacomp Inc. (full or partial holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

Fidelity, Fidelity Investments & (Pyramid) Design, and Strategic Advisers are registered trademarks of FMR Corp.

VIP FundsManager is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Investor FreedomSM Funds

Investor Freedom IncomeSM Portfolio

Investor Freedom 2005 Portfolio

Investor Freedom 2010 Portfolio

Investor Freedom 2015 Portfolio

Investor Freedom 2020 Portfolio

Investor Freedom 2025 Portfolio

Investor Freedom 2030 Portfolio

Prospectus

April 30, 2007

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Investor FreedomSM  Income Portfolio seeks high total return with a secondary objective of principal preservation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.
  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Investor Freedom 2005 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2005.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2005).
  Using an asset allocation as of December 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

Fund Summary - continued

  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Investor Freedom 2010 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).
  Using an asset allocation as of December 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

Prospectus

  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Investor Freedom 2015 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds and 40% in short-term funds (approximately 10 to 15 years after the year 2015).
  Using an asset allocation as of December 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Investor Freedom 2020 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).
  Using an asset allocation as of December 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Investor Freedom 2025 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).
  Using an asset allocation as of December 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Prospectus

Investment Objective

VIP Investor Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).
  Using an asset allocation as of December 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in each VIP Investor Freedom Fund. The information illustrates each VIP Investor Freedom Fund's performance over the past year and compares each VIP Investor Freedom Fund's performance to the performance of a market index and a combination of market indexes over various periods of time. Returns for each VIP Investor Freedom Fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for each VIP Investor Freedom Fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Prospectus

Fund Summary - continued

Year-by-Year Returns

VIP Investor Freedom Income
Calendar Year	2006
6.83%



During the period shown in the chart for VIP Investor Freedom Income:	Returns	Quarter ended
Highest Quarter Return	 2.73%	September 30, 2006
Lowest Quarter Return	 0.00%	June 30, 2006
Year-to-Date Return	 1.59%	March 31, 2007
VIP Investor Freedom 2005
Calendar Year	2006
9.72%



During the period shown in the chart for VIP Investor Freedom 2005:	Returns	Quarter ended
Highest Quarter Return	 4.20%	December 31, 2006
Lowest Quarter Return	 -0.86%	June 30, 2006
Year-to-Date Return	 2.12%	March 31, 2007
VIP Investor Freedom 2010
Calendar Year	2006
9.49%


During the period shown in the chart for VIP Investor Freedom 2010:	Returns	Quarter ended
Highest Quarter Return	 4.29%	December 31, 2006
Lowest Quarter Return	 -0.95%	June 30, 2006
Year-to-Date Return	 2.20%	March 31, 2007
VIP Investor Freedom 2015
Calendar Year	2006
10.89%



During the period shown in the chart for VIP Investor Freedom 2015:	Returns	Quarter ended
Highest Quarter Return	 4.78%	December 31, 2006
Lowest Quarter Return	 -1.03%	June 30, 2006
Year-to-Date Return	 2.25%	March 31, 2007
VIP Investor Freedom 2020
Calendar Year	2006
11.82%



During the period shown in the chart for VIP Investor Freedom 2020:	Returns	Quarter ended
Highest Quarter Return	 5.39%	December 31, 2006
Lowest Quarter Return	 -1.40%	June 30, 2006
Year-to-Date Return	 2.53%	March 31, 2007
VIP Investor Freedom 2025
Calendar Year	2006
12.26%



During the period shown in the chart for VIP Investor Freedom 2025:	Returns	Quarter ended
Highest Quarter Return	 5.64%	December 31, 2006
Lowest Quarter Return	 -1.39%	June 30, 2006
Year-to-Date Return	 2.51%	March 31, 2007
VIP Investor Freedom 2030
Calendar Year	2006
13.12%



During the period shown in the chart for VIP Investor Freedom 2030:	Returns	Quarter ended
Highest Quarter Return	 6.16%	December 31, 2006
Lowest Quarter Return	 -1.66%	June 30, 2006
Year-to-Date Return	 2.65%	March 31, 2007

Average Annual Returns

For the periods ended December 31, 2006	Past 1 year	Life of fundA
VIP Investor Freedom Income	 6.83%	 5.83%
Lehman Brothers® Aggregate Bond Index	 4.33%	 3.68%
Fidelity Freedom Income Composite	 6.98%	 5.79%
VIP Investor Freedom 2005	 9.72%	 8.60%
Lehman Brothers Aggregate Bond Index	 4.33%	 3.68%
Fidelity Freedom 2005 Composite	 10.66%	 8.58%
VIP Investor Freedom 2010	 9.49%	 8.59%
Lehman Brothers Aggregate Bond Index	 4.33%	 3.68%
Fidelity Freedom 2010 Composite	 10.92%	 8.78%
VIP Investor Freedom 2015	 10.89%	 10.03%
S&P 500® Index	 15.79%	 11.79%
Fidelity Freedom 2015 Composite	 12.38%	 9.95%
VIP Investor Freedom 2020	 11.82%	 10.99%
S&P 500 Index	 15.79%	 11.79%
Fidelity Freedom 2020 Composite	 13.95%	 11.20%
VIP Investor Freedom 2025	 12.26%	 11.53%
S&P 500 Index	 15.79%	 11.79%
Fidelity Freedom 2025 Composite	 14.41%	 11.56%
VIP Investor Freedom 2030	 13.12%	 12.36%
S&P 500 Index	 15.79%	 11.79%
Fidelity Freedom 2030 Composite	 15.73%	 12.62%

A From August 3, 2005.

Lehman Brothers® Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Standard & Poor's 500SM  Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Prospectus

Each of Fidelity Freedom Income Composite Index, Fidelity Freedom 2005 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2015 Composite Index, Fidelity Freedom 2020 Composite Index, Fidelity Freedom 2025 Composite Index, and Fidelity Freedom 2030 Composite Index is a hypothetical representation of the performance of each VIP Investor Freedom Fund's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for the VIP Investor Freedom Funds with target retirement dates, to reflect the increasingly conservative asset allocations. The following indexes are used to represent each VIP Investor Freedom Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones Wilshire 5000 Composite IndexSM  (Dow Jones Wilshire 5000), international equity - the Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East (MSCI® EAFE®) Index, investment grade fixed-income - the Lehman Brothers Aggregate Bond Index, high yield fixed-income - the Merrill Lynch® U.S. High Yield Master II Constrained Index, and short-term - the Lehman Brothers 3-Month Treasury Bill Index.

Dow Jones Wilshire 5000 Composite Index (Dow Jones Wilshire 5000) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Lehman Brothers 3-Month Treasury Bill Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months. It excludes zero coupon strips.

Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a VIP Investor Freedom Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product.

Fees (paid by the variable product owner directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from fund assets)

VIP Investor Freedom Income 	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses 	0.51%
	Total annual fund operating expensesA	0.51%
VIP Investor Freedom 2005	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses 	0.65%
	Total annual fund operating expensesA	0.65%
VIP Investor Freedom 2010 	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses 	0.66%
	Total annual fund operating expensesA	0.66%
VIP Investor Freedom 2015	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses 	0.70%
	Total annual fund operating expensesA	0.70%
VIP Investor Freedom 2020 	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses 	0.75%
	Total annual fund operating expensesA	0.75%
VIP Investor Freedom 2025	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses 	0.76%
	Total annual fund operating expensesA	0.76%
VIP Investor Freedom 2030 	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses 	0.80%
	Total annual fund operating expensesA	0.80%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.






This example helps compare the cost of investing in the VIP Investor Freedom Funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each VIP Investor Freedom Fund's annual return is 5% and that the fees and each VIP Investor Freedom Fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a VIP Investor Freedom Fund were redeemed at the end of each time period indicated:

VIP Investor Freedom Income 	1 year	$ 52
	3 years	$ 164
	5 years	$ 285
	10 years	$ 640
VIP Investor Freedom 2005	1 year	$ 66
	3 years	$ 208
	5 years	$ 362
	10 years	$ 810
VIP Investor Freedom 2010 	1 year	$ 67
	3 years	$ 211
	5 years	$ 368
	10 years	$ 822
VIP Investor Freedom 2015	1 year	$ 72
	3 years	$ 224
	5 years	$ 390
	10 years	$ 871
VIP Investor Freedom 2020	1 year	$ 77
	3 years	$ 240
	5 years	$ 417
	10 years	$ 930
VIP Investor Freedom 2025	1 year	$ 78
	3 years	$ 243
	5 years	$ 422
	10 years	$ 942
VIP Investor Freedom 2030	1 year	$ 82
	3 years	$ 255
	5 years	$ 444
	10 years	$ 990

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Investor Freedom Income Portfolio seeks high total return with a secondary objective of principal preservation.

Each of VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, and VIP Investor Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

Strategic Advisers®, Inc. (Strategic Advisers) invests each VIP Investor Freedom Fund's assets in a combination of Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and short-term funds (underlying Fidelity funds). The VIP Investor Freedom Funds differ primarily due to their asset allocations among these fund types. The target asset allocation strategy for each VIP Investor Freedom Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of each VIP Investor Freedom Fund with a target retirement date (VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, VIP Investor Freedom 2030, which is designed for investors planning to retire around the year 2030, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, VIP Investor Freedom 2010, whose target retirement year is less than five years away has a relatively conservative target asset allocation, with less than half of its assets invested in equity funds and the majority of its assets invested in fixed-income and short-term funds.

VIP Investor Freedom Income is designed for investors in their retirement years. Strategic Advisers allocates the fund's assets according to a stable target asset allocation that emphasizes fixed-income and short-term funds but also includes a small amount of equity funds.

The following table contains guidelines designed to help investors select an appropriate VIP Investor Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 65.

Retirement Year	Fund
Retired before 2000	VIP Investor Freedom Income
2000 - 2007	VIP Investor Freedom 2005
2008 - 2012	VIP Investor Freedom 2010
2013 - 2017	VIP Investor Freedom 2015
2018 - 2022	VIP Investor Freedom 2020
2023 - 2027	VIP Investor Freedom 2025
2028 - 2032	VIP Investor Freedom 2030

The following table lists the underlying Fidelity funds in which each VIP Investor Freedom Fund currently may invest and each VIP Investor Freedom Fund's approximate asset allocation to each underlying Fidelity fund as of December 31, 2006. Strategic Advisers may change these percentages over time.

Fund Categories	VIP Investor Freedom Income	VIP Investor Freedom 2005	VIP Investor Freedom 2010	VIP Investor Freedom 2015	VIP Investor Freedom 2020	VIP Investor Freedom 2025	VIP Investor Freedom 2030
EQUITY FUNDS Domestic Equity Funds
VIP Contrafund Portfolio	 3.2%	 6.3%	 6.5%	 7.4%	 8.7%	 9.1%	 10.4%
VIP Equity-Income Portfolio	 3.8%	 7.4%	 7.6%	 8.7%	 10.3%	 10.8%	 12.2%
VIP Growth Portfolio	 3.7%	 7.2%	 7.4%	 8.5%	 10.0%	 10.4%	 11.9%
VIP Growth & Income Portfolio	 3.8%	 7.4%	 7.5%	 8.6%	 10.2%	 10.7%	 12.1%
VIP Mid Cap Portfolio	 1.3%	 2.6%	 2.7%	 3.1%	 3.6%	 3.8%	 4.4%
VIP Value Portfolio	 3.2%	 6.3%	 6.4%	 7.4%	 8.7%	 9.1%	 10.4%
VIP Value Strategies Portfolio	 1.4%	 2.7%	 2.7%	 3.2%	 3.7%	 3.9%	 4.4%
International Equity Fund
VIP Overseas Portfolio	 0.0%	 10.0%	 10.4%	 12.0%	 14.2%	 14.8%	 16.9%
FIXED-INCOME FUNDS Investment-Grade Fixed-Income Fund
VIP Investment Grade Bond Portfolio	 34.6%	 34.0%	 34.1%	 29.9%	 22.9%	 19.9%	 9.9%
High Yield Fixed-Income Fund
VIP High Income Portfolio	 5.1%	 5.1%	 5.1%	 6.3%	 7.5%	 7.5%	 7.4%
Short-Term Fund
VIP Money Market Portfolio	 39.9%	 11.0%	 9.6%	 4.9%	 0.2%	 0.0%	 0.0%
 Note: The allocation percentages may not add to 100% due to rounding.

The following chart illustrates each VIP Investor Freedom Fund's approximate asset allocation among equity, fixed-income, and short-term funds as of December 31, 2006. The chart also illustrates how these allocations may change over time. The VIP Investor Freedom Funds' target asset allocations may differ from this illustration.



When the target asset allocation of a VIP Investor Freedom Fund with a target retirement date matches VIP Investor Freedom Income's target asset allocation (approximately 10 to 15 years after the fund's retirement date), it is expected that the fund will be combined with VIP Investor Freedom Income, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders.

Strategic Advisers intends to manage each VIP Investor Freedom Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying Fidelity funds or intend to attempt to capture short-term market opportunities. However, Strategic Advisers may modify the target asset allocation strategy for any VIP Investor Freedom Fund and modify the selection of underlying Fidelity funds for any VIP Investor Freedom Fund from time to time.

Description of Underlying Fidelity Funds

Each VIP Investor Freedom Fund will purchase Investor Class and Investor Class R shares of an underlying Fidelity fund.

Although the underlying Fidelity funds are categorized generally as equity (domestic or international), fixed-income (investment-grade or high yield), and short-term funds, many of the underlying Fidelity funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Domestic Equity Funds

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Fidelity Management & Research Company (FMR) normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Prospectus

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VIP Growth Portfolio seeks to achieve capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VIP Contrafund Portfolio seeks long-term capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value it believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VIP Value Portfolio seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

Prospectus

Fund Basics - continued

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, price/sales (P/S) ratio, P/E ratio, and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VIP Mid Cap Portfolio seeks long-term growth of capital.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VIP Value Strategies Portfolio seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, or growth potential. Companies with these characteristics tend to have lower than average P/B, P/S, or P/E ratios. The stocks of these companies are often called "value" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

International Equity Fund

VIP Overseas Portfolio seeks long-term growth of capital.

FMR normally invests at least 80% of the fund's assets in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

Prospectus

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment-Grade Fixed-Income Fund

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

FMR uses the Lehman Brothers Aggregate Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index.

FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

FMR allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

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FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives and forward-settling securities.

FMR may also invest up to 10% of the fund's assets in lower-quality debt securities.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

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If FMR's strategies do not work as intended, the fund may not achieve its objective.

High Yield Fixed-Income Fund

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Short-Term Fund

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

Prospectus

Fund Basics - continued

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Principal Investment Risks

Many factors affect each VIP Investor Freedom Fund's performance. Each VIP Investor Freedom Fund's share price and yield changes daily based on the performance of the underlying Fidelity funds in which it invests. The ability of each VIP Investor Freedom Fund to meet its investment objective is directly related to its target asset allocation among underlying Fidelity funds and the ability of those funds to meet their investment objectives. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

There is additional risk for each VIP Investor Freedom Fund with respect to aggregation of holdings of underlying Fidelity fund holdings, which may result in a VIP Investor Freedom Fund indirectly concentrating assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the VIP Investor Freedom Fund's returns. The VIP Investor Freedom Funds do not control the investments of the underlying Fidelity funds and any indirect concentration is a result of the underlying Fidelity funds pursuing their own investment objectives.

The following factors can significantly affect a VIP Investor Freedom Fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Foreign securities, foreign currencies, securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Prospectus

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

In response to market, economic, political, or other conditions, Strategic Advisers may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers does so, different factors could affect a VIP Investor Freedom Fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP Investor Freedom Income Portfolio seeks high total return with a secondary objective of principal preservation.

Each of VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, and VIP Investor Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

Each fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing the fund's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The assets of each VIP Investor Freedom Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs. A money market underlying Fidelity fund's assets are valued on the basis of amortized cost. Other underlying Fidelity fund assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying Fidelity fund or if the value of a security held by an underlying Fidelity fund has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities held by an underlying Fidelity fund is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans held by an underlying fund, when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. A security's valuation may differ depending on the method used for determining value. Fair valuation of an underlying fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each VIP Investor Freedom Fund and each underlying fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies that have signed the appropriate agreements with the funds, can buy or sell shares of the funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts.

Permitted Accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, a fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level, but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. However, there is the significant risk that the funds' and insurance company's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders. The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency.

The funds' transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of a fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the funds' transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the funds' transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. Each fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, each fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The price to buy one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each fund is the fund's NAV.

If appropriate to protect shareholders, each fund may impose a redemption fee on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Prospectus

Shareholder Information - continued

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Each fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds including each of the underlying Fidelity funds.

Dividends and Capital Gain Distributions

Each VIP Investor Freedom Fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each VIP Investor Freedom Fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each VIP Investor Freedom Fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Strategic Advisers is each VIP Investor Freedom Fund's investment manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

FMR, an affiliate of Strategic Advisers, is each underlying Fidelity fund's manager.

As of March 29, 2007, Strategic Advisers had approximately $127.5 billion in discretionary assets under management.

As of March 29, 2007, FMR had approximately $1.6 billion in discretionary assets under management.

As the manager, Strategic Advisers administers the asset allocation program for each VIP Investor Freedom Fund.

As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's investments and handling its business affairs. FMR is also responsible for handling the business affairs for each VIP Investor Freedom Fund.

Ren Cheng is vice president and co-manager of the VIP Investor Freedom Funds (Income, 2005, 2010, 2015, 2020, 2025, 2030), which he has managed since their inception. He also manages other Fidelity funds. Mr. Cheng joined Fidelity Investments in 1994 as a portfolio manager.

Christopher Sharpe is vice president and co-manager of the VIP Investor Freedom Funds (Income, 2005, 2010, 2015, 2020, 2025, 2030), which he has managed since their inception. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Cheng and Mr. Sharpe.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The VIP Investor Freedom Funds do not pay a management fee to Strategic Advisers.

FMR receives no fee for handling the business affairs for each VIP Investor Freedom Fund and pays the expenses of each VIP Investor Freedom Fund with limited exceptions.

The basis for the Board of Trustees approving the management contract and administration agreement for each fund is available in each fund's annual report for the fiscal period ended December 31, 2006.

As of February 28, 2007, approximately 100% of VIP Investor Freedom Income Portfolio's, 100% of VIP Investor Freedom 2005 Portfolio's, 100% of VIP Investor Freedom 2010 Portfolio's, 99.99% of VIP Investor Freedom 2015 Portfolio's, 99.98% of VIP Investor Freedom 2020 Portfolio's, 100% of VIP Investor Freedom 2025 Portfolio's, and 99.96% of VIP Investor Freedom 2030 Portfolio's total outstanding shares, respectively, were held by FMR affiliates.

Fund Distribution

Fidelity Distributors Corporation (FDC) distributes each fund's shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers, may receive from Strategic Advisers or FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of fund shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary. These payments are described in more detail on the following pages and in the SAI.

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Each VIP Investor Freedom Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that Strategic Advisers or FMR may use its past profits or its resources from any other source to pay FDC for expenses incurred in connection with providing services intended to result in the sale of a VIP Investor Freedom Fund's shares and/or support services that benefit variable product owners. Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each VIP Investor Freedom Fund has authorized such payments. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

If payments made by Strategic Advisers or FMR to FDC or to intermediaries under a VIP Investor Freedom Fund's Distribution and Service Plan were considered to be paid out of a VIP Investor Freedom Fund's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

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No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each fund's financial history for the period of the fund's operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with each fund's financial highlights and financial statements, is included in each fund's annual report. A free copy of each annual report is available upon request.

VIP Investor Freedom Income Portfolio

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .35	 .16
Net realized and unrealized gain (loss) 	 .34	 (.02) G
Total from investment operations 	 .69	 .14
Distributions from net investment income 	 (.05)	 -
Net asset value, end of period 	$ 10.78	$ 10.14
Total Return B, C, D 	 6.83%	 1.40%
Ratios to Average Net Assets F, I
Expenses before reductions 	 .00%	 .00% A
Expenses net of fee waivers, if any 	 .00%	 .00% A
Expenses net of all reductions 	 .00%	 .00% A
Net investment income (loss) 	 3.39%	 4.04% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 11,177	$ 2,936
Portfolio turnover rate 	 40%	 1%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 3, 2005 (commencement of operations) to December 31, 2005.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

VIP Investor Freedom 2005 Portfolio

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .26	 .10
Net realized and unrealized gain (loss) 	 .73	 .14
Total from investment operations 	 .99	 .24
Distributions from net investment income 	 (.06)	 -
Net asset value, end of period 	$ 11.17	$ 10.24
Total Return B, C, D 	 9.72%	 2.40%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .00%	 .00% A
Expenses net of fee waivers, if any 	 .00%	 .00% A
Expenses net of all reductions 	 .00%	 .00% A
Net investment income (loss) 	 2.47%	 2.45% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 4,851	$ 2,019
Portfolio turnover rate 	 55%	 39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

VIP Investor Freedom 2010 Portfolio

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .24	 .13
Net realized and unrealized gain (loss) 	 .73	 .13
Total from investment operations 	 .97	 .26
Distributions from net investment income 	 (.04)	 -
Net asset value, end of period 	$ 11.19	$ 10.26
Total Return B, C, D 	 9.49%	 2.60%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .00%	 .00% A
Expenses net of fee waivers, if any 	 .00%	 .00% A
Expenses net of all reductions 	 .00%	 .00% A
Net investment income (loss) 	 2.29%	 3.14% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 31,460	$ 9,992
Portfolio turnover rate 	 29%	 0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

Prospectus

VIP Investor Freedom 2015 Portfolio

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.32	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .20	 .13
Net realized and unrealized gain (loss) 	 .92	 .19
Total from investment operations 	 1.12	 .32
Distributions from net investment income 	 (.04)	 -
Net asset value, end of period 	$ 11.40	$ 10.32
Total Return B, C, D 	 10.89%	 3.20%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .00%	 .00% A
Expenses net of fee waivers, if any 	 .00%	 .00% A
Expenses net of all reductions 	 .00%	 .00% A
Net investment income (loss) 	 1.83%	 3.24% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 39,838	$ 6,939
Portfolio turnover rate 	 15%	 9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

VIP Investor Freedom 2020 Portfolio

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .22	 .17
Net realized and unrealized gain (loss) 	 1.00	 .19
Total from investment operations 	 1.22	 .36
Distributions from net investment income 	 (.05)	 -
Net asset value, end of period 	$ 11.53	$ 10.36
Total Return B, C, D 	 11.82%	 3.60%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .00%	 .00% A
Expenses net of fee waivers, if any 	 .00%	 .00% A
Expenses net of all reductions 	 .00%	 .00% A
Net investment income (loss) 	 2.04%	 4.07% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 47,329	$ 11,059
Portfolio turnover rate 	 15%	 2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

VIP Investor Freedom 2025 Portfolio

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .21	 .14
Net realized and unrealized gain (loss) 	 1.06	 .25
Total from investment operations 	 1.27	 .39
Distributions from net investment income 	 (.04)	 -
Net asset value, end of period 	$ 11.62	$ 10.39
Total Return B, C, D 	 12.26%	 3.90%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .00%	 .00% A
Expenses net of fee waivers, if any 	 .00%	 .00% A
Expenses net of all reductions 	 .00%	 .00% A
Net investment income (loss) 	 1.95%	 3.47% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 14,630	$ 2,424
Portfolio turnover rate 	 18%	 2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

VIP Investor Freedom 2030 Portfolio

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .20	 .15
Net realized and unrealized gain (loss) 	 1.16	 .27
Total from investment operations 	 1.36	 .42
Distributions from net investment income 	 (.06)	 -
Net asset value, end of period 	$ 11.72	$ 10.42
Total Return B, C, D 	 13.12%	 4.20%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .00%	 .00% A
Expenses net of fee waivers, if any 	 .00%	 .00% A
Expenses net of all reductions 	 .00%	 .00% A
Net investment income (loss) 	 1.84%	 3.69% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 14,728	$ 4,698
Portfolio turnover rate 	 36%	 1%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03759

Fidelity, Fidelity Investments & (Pyramid) Design, and Strategic Advisers are registered trademarks of FMR Corp.

Investor Freedom and Investor Freedom Income are service marks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.814504.102 VIPIFF-pro-0407

Fidelity® Variable Insurance Products

Investor FreedomSM  Funds

Investor Freedom IncomeSM  Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio,
Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, and
Investor Freedom 2030 Portfolio

Funds of Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated April 30, 2007, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Special Considerations Regarding Canada	<Click Here>
Special Considerations Regarding Europe	<Click Here>
Special Considerations Regarding Japan	<Click Here>
Special Considerations Regarding Asia Pacific Region (ex Japan)	<Click Here>
Special Considerations Regarding Latin America	<Click Here>
Special Considerations Regarding Emerging Markets	<Click Here>
Special Considerations Regarding Russia	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying and Selling Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

VIPIFF-ptb-0407
1.814505.102

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a VIP Investor FreedomSM  Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a VIP Investor Freedom Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a VIP Investor Freedom Fund's investment policies and limitations.

A VIP Investor Freedom Fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For purposes of each fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Oil, Gas, and Mineral Exploration Programs

For each fund:

The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

In addition to each fund's fundamental and non-fundamental limitations discussed above:

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements a fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For a fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Notwithstanding the foregoing investment limitations, the underlying Fidelity funds in which the VIP Investor Freedom Funds may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting a VIP Investor Freedom Fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying Fidelity fund are set forth in its SAI.

In accordance with each VIP Investor Freedom Fund's investment program as set forth in the prospectus, a VIP Investor Freedom Fund may invest more than 25% of its assets in any one underlying Fidelity fund. While each VIP Investor Freedom Fund does not intend to concentrate its investments in a particular industry, a VIP Investor Freedom Fund may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying Fidelity funds. Each of the underlying Fidelity funds (other than VIP Money Market Portfolio) will not concentrate more than 25% of its total assets in any one industry. As described in the prospectus, VIP Money Market Fund will invest more than 25% of its total assets in the financial services industry.

Investment Practices of the VIP Investor Freedom Funds

The following pages contain more detailed information about types of instruments in which a VIP Investor Freedom Fund may invest, strategies Strategic Advisers®, Inc. (Strategic Advisers) may employ in pursuit of a VIP Investor Freedom Fund's investment objective, and a summary of related risks. Strategic Advisers may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a VIP Investor Freedom Fund achieve its goal.

Borrowing. Each VIP Investor Freedom Fund may borrow from banks or from other funds advised by Fidelity Management & Research Company (FMR) or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500SM  Index (S&P 500®). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Limitations on Futures and Options Transactions. The trust, on behalf of each fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each fund is not subject to registration or regulation as a CPO.

Each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI are not fundamental policies and may be changed as regulatory agencies permit.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR, on behalf of Strategic Advisers, determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's® Investors Service, Standard & Poor's® (S&P®), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The VIP Investor Freedom Funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR on behalf of Strategic Advisers.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The VIP Investor Freedom Funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR on behalf of Strategic Advisers. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by Strategic Advisers to be in good standing and when, in Strategic Advisers' judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, Strategic Advisers may rely on FMR's or its affiliates' evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Temporary Defensive Policies. Each VIP Investor Freedom Fund reserves the right to invest without limitation in VIP Money Market for temporary, defensive purposes.

Investment Practices of the Underlying Fidelity Funds

The following pages contain more detailed information about types of instruments in which an underlying Fidelity fund may invest, strategies FMR may employ in pursuit of an underlying Fidelity fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help an underlying Fidelity fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the SEC, the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.


Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Country or Geographic Region. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Domestic and Foreign Investments (money market fund only) include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, a fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures, Options, and Swap Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, some are based on indices of securities prices, such as the S&P 500, and some are based on Eurodollars. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

Futures may be based on foreign indexes such as the Compagnie des Agents de Change 40 Index (CAC 40) in France, the Deutscher Aktienindex (DAX 30) in Germany, the Financial Times Stock Exchange Eurotop 100 Index (FTSE Eurotop 100) in Europe, the IBEX 35 Index (IBEX 35) in Spain, the Financial Times Stock Exchange 100 Index (FTSE 100) in the United Kingdom, the Australian Stock Exchange All Ordinaries Index (ASX All Ordinaries) in Australia, the Hang Seng Index in Hong Kong, and the Nikkei Stock Average (Nikkei 225), the Nikkei Stock Index 300 (Nikkei 300), and the Tokyo Stock Exchange Stock Price Index (TOPIX) in Japan.

Positions in Eurodollar futures reflect market expectations of forward levels of three-month London Interbank Offered Rate (LIBOR) rates.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

Limitations on Futures, Options, and Swap Transactions. The trust, on behalf of each growth, growth & income, and income fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each growth, growth & income, and income fund is not subject to registration or regulation as a CPO.

VIP Investment Grade Bond will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of the fund's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

Each of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Mid Cap, VIP Overseas, VIP Value, and VIP Value Strategies will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

VIP High Income will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' (other than the money market fund's) investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere in this SAI are not fundamental policies and may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), total return swaps (where the parties exchange a floating rate for the total return of a security or index), and credit default swaps (where one party pays a fixed rate and the other agrees to buy a specific issuer's debt at par upon the occurrence of certain agreed events, including for example, if the issuer is bankrupt, defaults on any of its debt obligations or makes arrangements with a creditor to modify a debt obligation).

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In the case of a physically settled credit default swap written by the fund, the fund must be prepared to pay par for and take possession of eligible debt of a defaulted issuer. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. In the case of a credit default swap written by the fund, the fund will experience a loss if a credit event occurs and the credit of the underlying referenced entity (the debt issuer as to which credit protection has been written) has deteriorated. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the underlying referenced entity has declined.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, various factors may be considered, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's Investors Service, S&P, Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the fund.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases costs and may increase taxable gains.

Municipal Securities are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities and common stock.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Real estate investment trusts issue debt securities to fund the purchase and/or development of commercial properties. The value of these debt securities may be affected by changes in the value of the underlying property owned by the trusts, the creditworthiness of the trusts, interest rates, and tax and regulatory requirements. Real estate investment trusts are dependent upon management skill and the cash flow generated by the properties owned by the trusts. Real estate investment trusts are at the risk of the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, under certain circumstances, by FMR or an FMR affiliate.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, under certain circumstances, by FMR or an FMR affiliate. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including FBS LLC. FBS LLC is a member of the NYSE and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, as applicable, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value (NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Short Sales "Against the Box" (growth and money market funds) are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the NAV of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales. (growth & income and high yield funds) Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, FMR and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Temporary Defensive Policies.

Each of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Mid Cap, VIP Overseas, VIP Value, and VIP Value Strategies reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

VIP Investment Grade Bond reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.

VIP High Income reserves the right to invest without limitation in investment-grade securities for temporary, defensive purposes.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

The following pages contain detailed information about special considerations of underlying international Fidelity funds, in which the VIP Investor Freedom Funds may invest.

SPECIAL CONSIDERATIONS REGARDING CANADA

Political. Canada's parliamentary system of government is, in general, stable. One of the provinces, Quebec, which has a predominantly French-speaking population, does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. To date, referendums on Quebec sovereignty have been defeated, but the issue remains unresolved. In case a referendum about the independence of Quebec were successful, then the Canadian federal government may be obliged to negotiate with Quebec.

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Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada's largest trading partner and developments in economic policy do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement may make the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas, particularly China, may change the composition of Canada's trade and foreign investment composition in the near future.

SPECIAL CONSIDERATIONS REGARDING EUROPE

The European Union (EU) is an intergovernmental and supranational union of most Western European countries and a growing number of Eastern European countries, each known as a member state. One of the key activities of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established, among other things, the European Economic and Monetary Union (EMU) which sets out different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation, including the adoption of a single currency, the euro. Many member states have adopted, and other member states are generally expected to eventually adopt, the euro as their single currency. When a member state adopts the euro as its currency, the member state no longer controls its own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank. However, certain countries do not qualify for the euro and thus risk being left behind.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members or requires candidates for EMU membership to comply with. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. The countries adopting the euro must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment in some European countries has historically been higher than in the United States and could pose political risk. One or more member states might exit the EU, placing its currency and banking system in jeopardy. Major issues currently facing the EU cover its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the new constitutional treaty, the EU's enlargement to the south and east, and resolving the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

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Political. The EU has been extending its influence to the east. It has accepted several Eastern European countries as new members, and has plans to accept several more in the medium-term. It is hoped that membership for these states will help cement economic and political stability. For these countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, new member states which were former Soviet satellites remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the old Soviet Union. Further expansion of the EU has long-term economic benefits, but certain European countries are not viewed as currently suitable for membership, especially the troubled economies of countries further east. Also, as the EU continues to enlarge, the candidate countries' accessions may grow more controversial. Some member states may repudiate certain candidate countries joining the EU upon concerns about the possible economic, immigration, and cultural implications that may result from such enlargement. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. For example, a large segment of the population in the United Kingdom may be indifferent or opposed to the EU, while other countries are generally more in favor of European integration.

It is possible that the gap between rich and poor within the EU's member countries, and particularly among new members that have not met the requirements for joining the EMU may increase, and that realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made which may affect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

Economic. The EU economy is expected to grow further over the next decade as more countries join the EU - especially considering that the new member states are usually poorer than the EU average, and hence the expected fast GDP growth will help achieve the dynamic of the united Europe. The EU's economic growth has been below that of the United States most years since 1990, and the economic performance of several of its key members, including Germany and Italy, is a matter of serious concern to policy makers.

As economic conditions across member states vary from robust to dismal, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. According to the Maastricht treaty, member countries must maintain tight control over inflation, public debt, and budget deficit in order to qualify for participation in the euro. These requirements severely limit EMU member countries' ability to implement monetary policy to address regional economic conditions.

Currency. Investing in euro-denominated securities entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. Many European countries rely heavily upon export-dependent businesses and any strength in the exchange rate between the euro and the U.S. dollar can have either a positive or a negative effect upon corporate profits.

Nordic Countries. Faced with stronger global competition, the Nordic countries - Denmark, Finland, Norway, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource-dependent and face pressure as a result of high labor costs. Pension reform, union regulation, and further cuts in liberal social programs will likely need to be addressed as the Nordic countries face increased international competition.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries.

Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency.

SPECIAL CONSIDERATIONS REGARDING JAPAN

Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation have helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

Economic. For three decades from the 1960s through the 1980s, Japan's overall real economic growth had been spectacular. However, growth slowed markedly in the 1990s and Japan's economy fell into a long recession. At present, the Japanese economy could be recovering from this long recession, although uncertainties about its recovery remain. Japan's huge government debt, the aging of the population, an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses are some of the major long-term problems.

Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Japan's economic growth is significantly driven by its exports. Domestic or foreign trade sanctions or other protectionist measures could adversely impact Japan's economy. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena and the resulting damage continue to exist.

A pressing need to sustain Japan's economic recovery and improve its economic growth is the task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, may have to reform themselves to become more competitive. Successful financial sector reform would contribute to Japan's economic recovery at home and would benefit other economies in Asia. Internal conflict over the proper way to reform the banking system exists.

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SPECIAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (EX JAPAN)

Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the European Union.

Korea. Investors should be aware that investing in Korea involves risks not typically associated with investing in the U.S. securities markets. Relations between North Korea and South Korea remain tense and the possibility of military action between two countries still exists. Corporate and financial sector restructuring initiated by the Korean government, in conjunction with the IMF, after the 1997-1998 Asian financial crisis can be expected to continue but its full impact cannot be predicted yet. Korean economy's reliance on international trade and other Asian economies makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation.

China Region. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion. Although many Taiwanese companies heavily invest in China, a state of hostility continues to exist between China and Taiwan, which Beijing has long deemed a part of China and has made a nationalist cause of recovering it. Taiwan's political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China.

Southeast Asia. In addition to the risks inherent in investing in the emerging markets, the risks of investing in Southeast Asia merit special consideration. Indonesia has restored financial stability and pursued sober fiscal policies since the 1997-1998 Asian financial crisis, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions. In addition, Indonesia continues to be at risk of ethnic, sectarian, and separatist violence. Keys to future growth remain internal reform, peaceful resolution of internal conflicts, building up the confidence of international and domestic investors, and strong global economic growth. In late December 2004, a major tsunami took nearly 127,000 lives, left more than 93,000 people missing and nearly 441,000 people displaced, and destroyed $4.5 to $5.0 billion worth of property. The negative effects of the tsunami are still felt today, and similar natural disasters could happen again.

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SPECIAL CONSIDERATIONS REGARDING LATIN AMERICA

As an emerging market, Latin America historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, in some Latin American countries, a move to sustainable democracy and a more mature and accountable political environment is under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. Investors in the region continue to face a number of potential risks.

A number of Latin American countries are among the largest debtors of developing countries and have a long history of foreign debt and default. The majority of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Historically, government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets.

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SPECIAL CONSIDERATIONS REGARDING EMERGING MARKETS

Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

SPECIAL CONSIDERATIONS REGARDING RUSSIA

Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign and private investors.

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Economic. Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers' ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other government actions, foreign investors could face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities (normally, shares of the underlying Fidelity funds) are placed on behalf of each VIP Investor Freedom Fund by Strategic Advisers, either itself or through its affiliates, pursuant to authority contained in each VIP Investor Freedom Fund's management contract. The VIP Investor Freedom Funds will not incur any commissions or sales charges when it invests in underlying Fidelity funds, but it may incur such costs if it invests directly in other types of securities. Strategic Advisers may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security.

The Trustees of each fund periodically review Strategic Advisers' performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each VIP Investor Freedom Fund, respectively. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Brokers

In selecting brokers or dealers (including affiliates of Strategic Advisers) to execute each fund's portfolio transactions, Strategic Advisers considers factors deemed relevant in the context of a particular trade and in regard to Strategic Advisers' overall responsibilities with respect to each VIP Investor Freedom Fund and other investment accounts, including any instructions from each fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using ECNs, electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Strategic Advisers; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best execution, Strategic Advisers may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. Strategic Advisers also may select a broker that charges more than the lowest available commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Strategic Advisers) that execute transactions for each VIP Investor Freedom Fund may receive higher compensation from each fund than other brokers might have charged each fund, in recognition of the value of the brokerage or research products and services they provide to Strategic Advisers or its affiliates.

Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; and investment recommendations. Strategic Advisers may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement Strategic Advisers' own research activities in providing investment advice to the funds.

Execution Services. In addition, products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including but not limited to communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. In addition to receiving brokerage and research products and services via written reports and computer -delivered services, such reports may also be provided by telephone and in personal meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. Strategic Advisers and its affiliates may use commission dollars to obtain certain products or services that are not used exclusively in Strategic Advisers' or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, Strategic Advisers or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to Strategic Advisers. Strategic Advisers' expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services Strategic Advisers receives from brokers are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

Strategic Advisers' Decision-Making Process. Before causing a VIP Investor Freedom Fund to pay a particular level of compensation, Strategic Advisers will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to Strategic Advisers, viewed in terms of the particular transaction for a fund or Strategic Advisers' overall responsibilities to a fund or other investment companies and investment accounts. While Strategic Advisers may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither Strategic Advisers nor the funds incur an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist Strategic Advisers and its affiliates in terms of its overall investment responsibilities to each VIP Investor Freedom Fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Strategic Advisers or its affiliates.

Hard Dollar Research Contracts. Strategic Advisers has arrangements with certain third-party research providers and brokers through whom Strategic Advisers effects fund trades, whereby Strategic Advisers may pay with hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. Even with such hard dollar payments, Strategic Advisers may cause a VIP Investor Freedom Fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to Strategic Advisers, or that may be available from another broker. Strategic Advisers views its hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and to pay fund expenses, as described below, will decrease. Strategic Advisers' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on Strategic Advisers' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Affiliated Transactions

Strategic Advisers may place trades with certain brokers, including National Financial Services LLC (NFS), with whom it is under common control provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Trade Allocation

Although the Trustees and officers of each VIP Investor Freedom Fund are substantially the same as those of other funds managed by Strategic Advisers or its affiliates, investment decisions for each VIP Investor Freedom Fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Strategic Advisers or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by Strategic Advisers to be appropriate and equitable to each fund or investment account. In some cases adherence on these procedures could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended December 31, 2006 and 2005, the portfolio turnover rates for each fund are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in Strategic Advisers' investment outlook.

Turnover Rates*	2006	2005
VIP Investor Freedom Income	 40%	 1%
VIP Investor Freedom 2005	 55%	 39%
VIP Investor Freedom 2010	 29%	 0%
VIP Investor Freedom 2015	 15%	 9%
VIP Investor Freedom 2020	 15%	 2%
VIP Investor Freedom 2025	 18%	 2%
VIP Investor Freedom 2030	 36%	 1%

* Commenced operations on August 3, 2005.

For the fiscal years ended December 31, 2006 and 2005, each fund paid no brokerage commissions.

For the fiscal year ended December 31, 2006, each fund paid no brokerage commissions to firms for providing research services.

VALUATION

Each fund's NAV is the value of a single share. The NAV of each fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The assets of the VIP Investor Freedom Funds consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs.

Valuation of Underlying Fidelity Funds

Growth and Growth & Income Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Income/Taxable Bond Fund. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Money Market Fund. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.

Securities of other open-end investment companies are valued at their respective NAVs.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING AND SELLING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of each fund. Such securities or other property will be valued for this purpose as they are valued in computing each fund's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

The following information is only a summary of some of the tax consequences affecting insurance company separate accounts invested in the funds. No attempt has been made to discuss tax consequences affecting variable product owners. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

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Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to insurance company separate accounts invested in the fund. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. If a fund failed to qualify as a "regulated investment company" in any year, among other consequences, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code.

Each fund also intends to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder. These diversification requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the assets of an insurance company separate account that may be invested in the securities of a single issuer or a certain number of issuers. Because Section 817(h) and the regulations thereunder treat the assets of each fund as the assets of the related insurance company separate account, each fund must also satisfy these requirements. If a fund failed to satisfy these requirements, a variable annuity or variable life insurance product supported by an insurance company separate account invested in the fund would not be treated as an annuity or as life insurance for tax purposes and would no longer be eligible for tax deferral.

TRUSTEES AND OFFICERS

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each VIP Investor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each VIP Investor Freedom Fund's activities, review contractual arrangements with companies that provide services to each VIP Investor Freedom Fund, and review each VIP Investor Freedom Fund's performance. If the interests of a VIP Investor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the VIP Investor Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board for Variable Insurance Products Fund IV. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (50)

Year of Election or Appointment: 2005

Vice President of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Ren Cheng (49)

Year of Election or Appointment: 2005

Vice President of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Cheng also serves as Vice President for other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Cheng worked as a portfolio manager. Mr. Cheng also serves as Vice President of FMR and FMR Co., Inc. (2002).

Christopher Sharpe (38)

Year of Election or Appointment: 2006

Vice President of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Sharpe also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sharpe worked as an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000 he was with William M. Mercer, Inc. in Boston. Mr. Sharpe also serves as Vice President of FMR and FMR Co., Inc. (2006).

Eric D. Roiter (58)

Year of Election or Appointment: 2005

Secretary of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (38)

Year of Election or Appointment: 2007

Assistant Secretary of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor 2030. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2005

Chief Compliance Officer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (52)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 12 standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended December 31, 2006, the committee held 12 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended December 31, 2006, the committee held four meetings.

The Board of Trustees has established three Fund Oversight Committees: the Equity Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach), the Fixed-Income, International, and Special Committee (composed of Ms. Small (Chair), Ms. Knowles, and Mr. Dirks), and the Select and Asset Allocation Committee (composed of Dr. Heilmeier (Chair), Messrs. Keyes and Wolfe). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income, International, and Special Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues, and of international research. The Select and Asset Allocation Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. During the fiscal year ended December 31, 2006, the Equity Committee held 10 meetings, the Fixed-Income, International, and Special Committee held 11 meetings, and the Select and Asset Allocation Committee held 11 meetings.

The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach, Dr. Heilmeier, and Ms. Small) and the Fixed-Income Contract Committee (composed of Ms. Small (Chair), Mr. Dirks, and Ms. Knowles). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended December 31, 2006, each Fund Contract Committee held four meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Dirks (Chair), Gamper, and Stavropoulos, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended December 31, 2006, the Shareholder, Distribution and Brokerage Committee held 13 meetings.

The Audit Committee is composed of Ms. Knowles (Chair), Dr. Heilmeier, and Messrs. Keyes and Wolfe. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the Fidelity funds' financial statements and any material reports or inquiries received from regulators or governmental agencies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended December 31, 2006, the committee held 15 meetings.

The Governance and Nominating Committee is composed of Messrs. Lautenbach (Chair), Stavropoulos, and Wolfe. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended December 31, 2006, the committee held 10 meetings.

The Board of Trustees established the Compliance Committee (composed of Ms. Small (Chair), Ms. Knowles, and Messrs. Stavropoulos and Wolfe) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended December 31, 2006, the committee held 21 meetings.

The Proxy Voting Committee is composed of Messrs. Gamper (Chair), Dirks, and Keyes. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. During the fiscal year ended December 31, 2006, the committee held two meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2006.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Robert L. Reynolds
VIP Investor Freedom Income	none	none
VIP Investor Freedom 2005	none	none
VIP Investor Freedom 2010	none	none
VIP Investor Freedom 2015	none	none
VIP Investor Freedom 2020	none	none
VIP Investor Freedom 2025	none	none
VIP Investor Freedom 2030	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Albert R. Gamper, Jr.	George H. Heilmeier	James H. Keyes	Marie L. Knowles
VIP Investor Freedom Income	none	none	none	none	none
VIP Investor Freedom 2005	none	none	none	none	none
VIP Investor Freedom 2010	none	none	none	none	none
VIP Investor Freedom 2015	none	none	none	none	none
VIP Investor Freedom 2020	none	none	none	none	none
VIP Investor Freedom 2025	none	none	none	none	none
VIP Investor Freedom 2030	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	none	over $100,000
DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP Investor Freedom Income	none	none	none	none
VIP Investor Freedom 2005	none	none	none	none
VIP Investor Freedom 2010	none	none	none	none
VIP Investor Freedom 2015	none	none	none	none
VIP Investor Freedom 2020	none	none	none	none
VIP Investor Freedom 2025	none	none	none	none
VIP Investor Freedom 2030	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended December 31, 2006.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	Dennis J. Dirks	Albert R Gamper, Jr.	Robert M. Gates[2]	George H. Heilmeier	James H. Keyes[3]	Marie L. Knowles
VIP Investor Freedom Income 	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2
VIP Investor Freedom 2005	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
VIP Investor Freedom 2010	$ 6	$ 6	$ 7	$ 6	$ 6	$ 7
VIP Investor Freedom 2015	$ 7	$ 7	$ 8	$ 7	$ 7	$ 8
VIP Investor Freedom 2020	$ 8	$ 8	$ 9	$ 8	$ 7	$ 9
VIP Investor Freedom 2025	$ 2	$ 2	$ 3	$ 2	$ 2	$ 3
VIP Investor Freedom 2030	$ 3	$ 3	$ 3	$ 3	$ 2	$ 3
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 363,500	$ 362,000	$ 435,788	$ 354,000	$ 295,500	$ 389,000
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	William O. McCoy[4]	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP Investor Freedom Income	$ 2	$ 2	$ 2	$ 2	$ 2
VIP Investor Freedom 2005	$ 1	$ 1	$ 1	$ 1	$ 1
VIP Investor Freedom 2010	$ 6	$ 6	$ 6	$ 6	$ 6
VIP Investor Freedom 2015	$ 7	$ 7	$ 7	$ 7	$ 7
VIP Investor Freedom 2020	$ 8	$ 8	$ 8	$ 8	$ 8
VIP Investor Freedom 2025	$ 2	$ 2	$ 2	$ 2	$ 2
VIP Investor Freedom 2030	$ 3	$ 3	$ 3	$ 3	$ 3
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 369,333	$ 403,500B	$ 362,000	$ 358,500	$ 359,500

1 Edward C. Johnson 3d, Peter S. Lynch, and Robert L. Reynolds are interested persons and are compensated by FMR.

2 Dr. Gates served on the Board of Trustees through December 2006.

3 During the period from March 1, 2006 through December 31, 2006, Mr. Keyes served as a Member of the Advisory Board. Effective January 1, 2007, Mr. Keyes serves as a Member of the Board of Trustees.

4 Mr. McCoy served on the Board of Trustees through January 1, 2007.

A Reflects compensation received for the calendar year ended December 31, 2006 for 350 funds of 58 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2006, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $148,500; Albert R. Gamper, $146,670; Robert M. Gates, $189,144; George H. Heilmeier, $148,500; Marie L. Knowles, $163,500; Ned C. Lautenbach, $152,667; William O. McCoy, $148,500; Cornelia M. Small, $148,500; William S. Stavropoulos, $148,500; and Kenneth L. Wolfe, $148,500. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $39,213; and William O. McCoy, $85,287.

B Compensation figures include cash and may include amounts deferred at Mr. McCoy's election under a deferred compensation plan adopted by the other open-end registered investment companies in the fund complex (Other Open-End Funds). Pursuant to the deferred compensation plan, Mr. McCoy, as an Independent Trustee, may elect to defer receipt of all or a portion of his annual fees. Amounts deferred under the deferred compensation plan are credited to an account established for Mr. McCoy on the books of the Other Open-End Funds. Interest is accrued on amounts deferred under the deferred compensation plan. For the calendar year ended December 31, 2006, Mr. McCoy voluntarily elected to defer $47,000.

As of February 28, 2007, approximately 100% of VIP Investor Freedom Income Portfolio's, 100% of VIP Investor Freedom 2005 Portfolio's, 100% of VIP Investor Freedom 2010 Portfolio's, 99.99% of VIP Investor Freedom 2015 Portfolio's, 99.98% of VIP Investor Freedom 2020 Portfolio's, 100% of VIP Investor Freedom 2025 Portfolio's, and 99.96% of VIP Investor Freedom 2030 Portfolio's total outstanding shares, respectively, was held by FMR affiliates. FMR Corp. is the ultimate parent company of these FMR affiliates. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page 37, Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of each fund's shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of February 28, 2007, the following owned of record 5% or more of each fund's outstanding shares:

VIP Investor Freedom Income Portfolio, Fidelity Investments Life Insurance Company, Boston, MA (92.63%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.54%).

VIP Investor Freedom 2005 Portfolio, Fidelity Investments Life Insurance Company, Boston, MA (89.86%); Empire Fidelity Investments Life Insurance Company, New York, NY (8.08%).

VIP Investor Freedom 2010 Portfolio, Fidelity Investments Life Insurance Company, Boston, MA (91.33%); Empire Fidelity Investments Life Insurance Company, New York, NY (8.35%).

VIP Investor Freedom 2015 Portfolio, Fidelity Investments Life Insurance Company, Boston, MA (91.98%); Empire Fidelity Investments Life Insurance Company, New York, NY (7.74%).

VIP Investor Freedom 2020 Portfolio, Fidelity Investments Life Insurance Company, Boston, MA (91.31%); Empire Fidelity Investments Life Insurance Company, New York, NY (8.44%).

VIP Investor Freedom 2025 Portfolio, Fidelity Investments Life Insurance Company, Boston, MA (91.54%); Empire Fidelity Investments Life Insurance Company, New York, NY (7.75%).

VIP Investor Freedom 2030 Portfolio, Fidelity Investments Life Insurance Company, Boston, MA (90.61%); Empire Fidelity Investments Life Insurance Company, New York, NY (8.65%).

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR and Strategic Advisers. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, Strategic Advisers (the Investment Advisers), FDC, and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each VIP Investor Freedom Fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. Strategic Advisers is authorized, in its discretion, to allocate each fund's assets among the underlying Fidelity funds in which the fund may invest. Strategic Advisers also provides each fund with all necessary office facilities and personnel for servicing the fund's investments and compensates all personnel of each fund or Strategic Advisers performing services relating to research, statistical and investment activities.

Strategic Advisers in turn has entered into administration agreements with FMR on behalf of each VIP Investor Freedom Fund. Under the terms of each administration agreement, FMR or its affiliates provide the management and administrative services (other than investment advisory services) necessary for the operation of each VIP Investor Freedom Fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state Laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of each VIP Investor Freedom Fund's management contract, Strategic Advisers, either itself or through an affiliate, is responsible for payment of all operating expenses of each VIP Investor Freedom Fund with certain exceptions. Under the terms of each administration agreement, FMR pays all management and administrative expenses (other than investment advisory expenses) for which Strategic Advisers is responsible. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian and auditor, and each fund's proportionate share of insurance premiums and Investment Company Institute dues. Each administration agreement further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each VIP Investor Freedom Fund's transfer agent agreement, the transfer agent bears these costs. In addition, FMR compensates all officers of each fund and all Trustees who are interested persons of the trust, Strategic Advisers, or FMR. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services, pricing and bookkeeping services, and the cost of administration of each VIP Investor Freedom Fund's securities lending program.

Each VIP Investor Freedom Fund pays the following expenses: fees and expenses of the Independent Trustees, interest on borrowings, taxes, brokerage commissions (if any), shareholder charges (if any) associated with investing in the underlying Fidelity funds, and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation. Each fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fees. The VIP Investor Freedom Funds do not pay a fee to Strategic Advisers for the services provided under each management contract.

FMR receives no fee for the services provided under each administration agreement and pays all other expenses of each fund with limited exceptions.

Ren Cheng and Chris Sharpe are co-managers of each VIP Investor Freedom Fund and receive compensation for their services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Each portfolio manager's bonus is based on several components. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of each VIP Investor Freedom Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based over time. For the three- and five-year periods, the bonus takes into account a portfolio manager's performance in terms of his management of investment risk at the VIP Investor Freedom Fund level. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Cheng as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	40	3	62
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 64,091	$ 162	$ 7,381
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Investor Freedom Income ($11 (in millions) assets managed), VIP Investor Freedom 2005 ($5 (in millions) assets managed), VIP Investor Freedom 2010 ($31 (in millions) assets managed), VIP Investor Freedom 2015 ($40 (in millions) assets managed), VIP Investor Freedom 2020 ($47 (in millions) assets managed), VIP Investor Freedom 2025 ($15 (in millions) assets managed), VIP Investor Freedom 2030 ($15 (in millions) assets managed). The net asset value of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Sharpe as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	23	105	88
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 16,098	$ 2,611	$ 11,197
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Investor Freedom Income ($11 (in millions) assets managed), VIP Investor Freedom 2005 ($5 (in millions) assets managed), VIP Investor Freedom 2010 ($31 (in millions) assets managed), VIP Investor Freedom 2015 ($40 (in millions) assets managed), VIP Investor Freedom 2020 ($47 (in millions) assets managed), VIP Investor Freedom 2025 ($15 (in millions) assets managed), VIP Investor Freedom 2030 ($15 (in millions) assets managed). The net asset value of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table sets forth the dollar range of fund shares beneficially owned by each portfolio manager as of December 31, 2006:

Dollar Range of Fund Shares Owned As of 12/31/06
	VIP Investor Freedom Income	VIP Investor Freedom 2005	VIP Investor Freedom 2010	VIP Investor Freedom 2015	VIP Investor Freedom 2020	VIP Investor Freedom 2025	VIP Investor Freedom 2030
Ren Cheng	none	none	none	none	none	none	none
Chris Sharpe	none	none	none	none	none	none	none

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

 A. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

 B. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

 C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

 D. Non-routine proposals will generally be voted in accordance with the guidelines.

 E. Non-routine proposals not covered by the guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR's Investment and Advisor Compliance Department. A significant pattern of such proposals or other special circumstances will be referred to the Fund Board Proxy Voting Committee or its designee.

 F. FMR will vote on shareholder proposals not specifically addressed by the guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

 G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of these guidelines, but FMR may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

 H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

 I. Where a management-sponsored proposal is inconsistent with the guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

 A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; Poison Pills; and any other provision that eliminates or limits shareholder rights.

 B. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

 C. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

 D. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

 E. Sunset provision - a condition in a charter or plan that specifies an expiration date.

 F. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

 G. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

 H. Large Capitalization Company - a company included in the Russell 1000® stock index.

 I. Small Capitalization Company - a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

 J. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

III. Directors

 A. Incumbent Directors

 FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

 FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

 1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

 With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

 a. The Poison Pill includes a Sunset Provision of less than 5 years;

 b. The Poison Pill includes a Permitted Bid Feature;

 c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

 d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

 FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

 2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options.

 4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether it has been proven that the company engaged in options backdating.

 5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to these guidelines and the company has failed to act on that commitment.

 6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

 B. Indemnification

 FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

 C. Independent Chairperson

 FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

 D. Majority Director Elections

 FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

 A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards).

 FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

 1. (a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large Capitalization Company, 15% for a Small Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the plan or the amendments is acceptable.

 2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

 3. The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

 4. Awards to non-employee directors are subject to management discretion.

 5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

 FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

 1. The shares are granted by a compensation committee composed entirely of independent directors; and

 2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

 B. Equity Exchanges and Repricing

 FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

 1. Whether the proposal excludes senior management and directors;

 2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

 3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

 4. The company's relative performance compared to other companies within the relevant industry or industries;

 5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

 6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

 C. Employee Stock Purchase Plans

 FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

 D. Employee Stock Ownership Plans (ESOPs)

 FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

 E. Executive Compensation

 FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

 F. Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

 FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

 A. The Poison Pill includes the following features:

 1. A sunset provision of no greater than 5 years;

 2. Linked to a business strategy that is expected to result in greater value for the shareholders;

 3. Requires shareholder approval to be reinstated upon expiration or if amended;

 4. Contains a Permitted Bid Feature; and

 5. Allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

 C. It is a fair price amendment that considers a two-year price history or less.

 FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

 A. Increases in Common Stock

 FMR will generally vote against a provision to increase a Company's common stock if such increase will result in a total number of authorized shares greater than 3 times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to 5 times the current number of outstanding and scheduled to be issued shares is generally acceptable.

 B. New Classes of Shares

 FMR will generally vote against the introduction of new classes of stock with differential voting rights.

 C. Cumulative Voting Rights

 FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

 D. Acquisition or Business Combination Statutes

 FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

 E. Incorporation or Reincorporation in Another State or Country

 FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Auditors

 A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.

 B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor for audit or non-audit services for the company.

VIII. Shares of Investment Companies

 A. When a Fidelity Fund invests in an underlying Fidelity fund, FMR will vote in the same proportion as all other shareholders of such underlying fund or class ("echo voting").

 B. Certain Fidelity Funds may invest in shares of Fidelity Central Funds. Central Fund shares, which are held exclusively by Fidelity funds or accounts managed by an FMR affiliate, will be voted in favor of proposals recommended by the Central Funds' Board of Trustees.

IX. Other

 A. Voting Process

 FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

 B. Regulated Industries

 Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each VIP Investor Freedom Fund has entered into a distribution agreement with FDC, an affiliate of Strategic Advisers and FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers or FMR.

The Trustees have approved a Distribution and Service Plan on behalf of each VIP Investor Freedom Fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the VIP Investor Freedom Funds, Strategic Advisers and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Each Plan specifically recognizes that Strategic Advisers or FMR may use its past profits or its other resources to pay FDC for expenses incurred in connection with providing services intended to result in the sale of a VIP Investor Freedom Fund's shares and/or shareholder support services. In addition, each Plan provides that Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries, primarily insurance companies or their affiliated broker-dealers or other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for each VIP Investor Freedom Fund's shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plans, and determined that there is a reasonable likelihood that the Plans will benefit each VIP Investor Freedom Fund and its variable product owners. In particular, the Trustees noted that each Plan does not authorize payments by the VIP Investor Freedom Funds other than those made to FMR or Strategic Advisers under its management contract or administration agreement with the fund. To the extent that each Plan gives Strategic Advisers, FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain support services that benefit variable product owners may be provided more effectively under the Plans by insurance companies and their affiliates with whom variable product owners have other relationships.

FDC or an affiliate may compensate intermediaries (primarily insurance companies or their affiliated broker-dealers or other service-providers) that distribute and/or service the funds. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sale of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.10% of the total assets of all VIP Funds on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

These additional payments and expenses, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The funds' transfer agent or an affiliate may also make payments and reimbursements from their own resources to certain intermediaries for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each VIP Investor Freedom Fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers and FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for each VIP Investor Freedom Fund.

For providing transfer agency services, FIIOC receives no fees from each VIP Investor Freedom Fund; however, each underlying Fidelity fund bears its pro rata portion of the transfer, dividend disbursing, and shareholder servicing agent fees applicable to each VIP Investor Freedom Fund according to the percentage of each VIP Investor Freedom Fund invested in each underlying fund.

FIIOC receives a separate asset-based monthly fee from each fund to cover the expense of typesetting and printing prospectuses, statements of additional information, and other reports to existing shareholders, with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries for transfer agency and related recordkeeping services with respect to insurance contract owners' accounts. Because intermediaries may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.


Each VIP Investor Freedom Fund has entered into a service agent agreement with FSC, an affiliate of Strategic Advisers and FMR (or an agent, including an affiliate). Each VIP Investor Freedom Fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each VIP Investor Freedom Fund, maintains each VIP Investor Freedom Fund's portfolio and general accounting records, and administers each VIP Investor Freedom Fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each VIP Investor Freedom Fund's average daily net assets throughout the month.

For administering each VIP Investor Freedom Fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

FMR bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its administration agreements with Strategic Advisers.

DESCRIPTION OF THE TRUST

Trust Organization. Investor Freedom Income Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, and Investor Freedom 2030 Portfolio are funds of Variable Insurance Products Fund IV, an open-end management investment company created under an initial declaration of trust dated June 1, 1983. On October 1, 2006, Consumer Industries Portfolio changed its name from Consumer Industries Portfolio to Consumer Discretionary Portfolio; Natural Resources Portfolio changed its name from Natural Resources Portfolio to Energy Portfolio; Cyclical Industries Portfolio changed its name from Cyclical Industries Portfolio to Industrials Portfolio; and Telecommunications & Utilities Portfolio changed its name from Telecommunications & Utilities Portfolio to Utilities Portfolio. Currently, there are 36 funds offered in Variable Insurance Products Fund IV: VIP Consumer Discretionary Portfolio, VIP Consumer Staples Portfolio, VIP Energy Portfolio, VIP Financial Services Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom Income Portfolio, VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio,VIP Freedom Lifetime Income III Portfolio,VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, VIP FundsManager 85% Portfolio, VIP Growth Stock Portfolio, VIP Health Care Portfolio, VIP Industrials Portfolio, VIP International Capital Appreciation Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio, VIP Investor Freedom Income Portfolio, VIP Materials Portfolio, VIP Real Estate Portfolio, VIP Strategic Income Portfolio, VIP Technology Portfolio, VIP Telecommunications Portfolio, VIP Utilities Portfolio, and VIP Value Leaders Portfolio. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of its funds.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is remote.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

On matters submitted for consideration by shareholders of any underlying fund, a VIP Investor Freedom Fund will vote its shares in proportion to the vote of all other holders of the same class of shares of that underlying fund.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of each VIP Investor Freedom Fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for each fund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended December 31, 2006, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Each fund will provide a full list of holdings as of the end of the fund's fiscal quarter on www.fidelity.com 60 days after its fiscal quarter-end. Each fund will also provide a list of the underlying funds it holds as of the end of the calendar quarter on Fidelity's web site 15 or more days after the calendar quarter-end.

This information will be available on the web site until updated for the next applicable period.

Each fund may also from time to time provide specific fund level performance attribution information and statistics to the Board or third parties, such as variable product owners or prospective variable product owners, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-adviser and its affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full holdings daily, on the next business day); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly, four or more calendar days after the end of the week); Moody's Investors Service (full holdings weekly, four or more calendar days after the end of the week); and Anacomp Inc. (full or partial holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

Fidelity, Fidelity Investments & (Pyramid) Design, Strategic Advisers, Fidelity Advisor Freedom Funds, and Fidelity Freedom Funds are registered trademarks of FMR Corp.

Investor Freedom and Investor Freedom Income are service marks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance
Products

Service Class 2

Energy Portfolio
(formerly Natural Resources Portfolio)

Prospectus

April 30, 2007

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Energy Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Energy Industry Concentration. The energy industry can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the fund's performance over the past year, as represented by the performance of Service Class 2, and compares the performance of Service Class 2 of the fund to the performance of a market index and an additional index over various periods of time. Prior to October 1, 2006, VIP Energy was named VIP Natural Resources and the fund operated under certain different investment policies and compared its performance to a different additional index. The historical performance for the fund may not represent its current investment policies. Returns for Service Class 2 of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Service Class 2 of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Energy - Service Class 2
Calendar Years	2006
16.55%



During the period shown in the chart for Service Class 2 of VIP Energy:	Returns	Quarter ended
Highest Quarter Return	 13.66%	March 31, 2006
Lowest Quarter Return	 -10.03%	September 30, 2006
Year-to-Date Return	 6.56%	March 31, 2007

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2006	Past 1 year	Life of classA
VIP Energy
Service Class 2	 16.55%	 24.65%
S&P 500® Index	 15.79%	 13.05%
MSCI® US Investable Market Energy Index	 21.03%	 19.54%

A From April 6, 2005

Standard & Poor's 500SM  Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Morgan Stanley Capital InternationalSM  (MSCI®) U.S. Investable Market Energy Index is a market capitalization-weighted index of stocks designed to measure the performance of Energy companies in the MSCI U.S. Investable Market 2500 Index.

The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indexes.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of the fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product.

Fees (paid by the variable product owner directly)

Service Class 2
Sales charge (load) on purchases and reinvested distributions	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable
Redemption fee on interests in separate accounts held for less than 60 days (as a % of amount redeemed)	1.00%

Annual operating expenses (paid from class assets)

Service Class 2
Management fee	0.57%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.14%
Total annual class operating expensesA	0.96%

A Effective February 1, 2007, FMR has voluntarily agreed to reimburse Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

Prospectus

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Service Class 2's annual return is 5% and that the fees and Service Class 2's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of the fund were redeemed at the end of each time period indicated:

Service Class 2
1 year	$ 98
3 years	$ 306
5 years	$ 531
10 years	$ 1,178

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Energy Portfolio seeks capital appreciation.

Principal Investment Strategies

The fund invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Energy products and services are those related to the exploration, extraction, production, sale, or distribution of energy resources, including oil, gas, electricity, coal, and nuclear, geothermal, and solar power.

These companies may include, for example, integrated oil companies; drilling contractors and rig owners; drilling rig and equipment manufacturers and providers of supplies and services to companies engaged in oil and gas drilling; companies engaged in the exploration, production, refining, or marketing of oil, gas, and/or refined products; and companies involved in the production and mining of coal, related products, and other consumable fuels.

Fidelity Management & Research Company (FMR) does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

FMR normally invests the fund's assets primarily in common stocks.

The fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of the fund's assets at times.

In addition to concentrating on particular industries, the fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The fund is considered non-diversified.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The fund has a policy of investing primarily in companies engaged in specified activities. This policy cannot be changed without shareholder vote. The fund also has a policy of normally investing at least 80% of assets in securities of companies principally engaged in specified activities. This policy can be changed without a vote only upon 60 days' prior notice to shareholders of the fund.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these events will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates the fund's investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the assets of the fund in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Prospectus

Fund Basics - continued

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Service Class 2's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Service Class 2's NAV.

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares of the fund. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, the fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level, but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, the fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The fund's policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. A qualified fund of funds is required to adopt policies designed to control frequent trading that have been determined by the fund or its Treasurer to be reasonably effective. The advisor to the fund of funds must also demonstrate to the fund's Treasurer that the investment strategy of the fund of funds will not lead to excessive trading. However, there is the significant risk that the fund's, insurance company's, and/or qualified fund of funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency.

The fund's transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of the fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the fund's transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the fund's transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. The fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, the fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The price to buy one share of Service Class 2 is the class's NAV. Service Class 2 shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

The fund has authorized certain intermediaries and qualified fund of funds to accept orders to buy shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of Service Class 2 is the class's NAV, minus the short-term redemption fee, if applicable.

A variable product owner (or a person who succeeds to the owner's rights after the owner's death) who chooses to redeem an interest in a separate account that invests in Service Class 2 of the fund will be subject to a 1.00% class short-term redemption fee if the interest in the separate account has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last. The fees are retained by the fund, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term trading.

Prospectus

Shareholder Information - continued

In certain limited circumstances discussed in the variable annuity or variable life insurance product prospectus, a variable product owner may not pay the short-term redemption fee.

Shares will be sold at the next NAV calculated after an order is received in proper form, minus the short-term redemption fee, if applicable. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries and qualified fund of funds to accept orders to sell shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated, minus the short-term redemption fee, if applicable, after the order is received by the authorized intermediary or qualified fund of fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Service Class 2 shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2007, FMR had approximately $1.6 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of FMR. As of March 29, 2007, FMRC had approximately $766.7 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., serves as a sub-adviser for the fund. FRAC, an affiliate of FMR, was organized in 1986 to provide investment research and advice on issuers based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice and may also provide investment advisory services for the fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of October 11, 2006, FIIA had approximately $32.8 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for the fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for the fund. As of September 27, 2006, FIIA(U.K.)L had approximately $20.9 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for the fund. As of September 27, 2006, FIJ had approximately $33.7 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for the fund from time to time.

John Dowd is manager of VIP Energy Portfolio, which he has managed since May 2006. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Dowd.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2006, the group fee rate was 0.26%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended December 31, 2006, was 0.57% of the fund's average net assets.

FMR pays FMRC and FMR U.K. for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended December 31, 2006.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2007, approximately 80.69% of the fund's total outstanding shares was held by FMR affiliates.

Prospectus

Fund Services - continued

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Service Class 2's shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers, may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Service Class 2 of VIP Energy has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act). Under the plan, Service Class 2 of VIP Energy is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 of VIP Energy currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

Any fees paid out of Service Class 2's assets on an ongoing basis pursuant to the Distribution and Service Plan will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

In addition, the Service Class plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Service Class 2's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

VIP Energy Portfolio - Service Class 2

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.90	$ 15.80
Income from Investment Operations
Net investment income (loss) E	.04	.04
Net realized and unrealized gain (loss)	3.07	4.04
Total from investment operations	3.11	4.08
Distributions from net investment income	(.13)	(.07)
Distributions from net realized gain	(2.91)	(.92)
Total distributions	(3.04)	(.99)
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 18.98	$ 18.90
Total Return B, C, D	16.55%	25.80%
Ratios to Average Net Assets F, I
Expenses before reductions	.96%	.97% A
Expenses net of fee waivers, if any	.96%	.97% A
Expenses net of all reductions	.95%	.91% A
Net investment income (loss)	.18%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,305	$ 20,211
Portfolio turnover rate G	151%	107%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 6, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Notes

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03759

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.811900.103 VNR2-pro-0407

Fidelity® Variable Insurance Products

VIP Energy Portfolio (formerly VIP Natural Resources Portfolio)

A Fund of Variable Insurance Products Fund IV

Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

This statement of additional information (SAI) is not a prospectus. Portions of the fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated April 30, 2007, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying and Selling Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contract	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

VNR2-ptb-0407
1.811901.103

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are the fund's fundamental investment limitations set forth in their entirety.

Senior Securities

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity® Money Market Central Fund and/or any non-money market central fund, Fidelity Management & Research Company (FMR) looks through to the holdings of the central fund.

For purposes of the fund's concentration limitation discussed above, FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

Real Estate

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

The fund may not purchase or sell physical commodities other than precious metals, provided that the fund may sell physical commodities acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

For purposes of the fund's commodities limitation discussed above, FMR currently intends to treat investments in securities whose redemption value is indexed to the price of precious metals as investments in precious metals.

Loans

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

In addition, as a matter of fundamental policy:

VIP Energy Portfolio invests primarily in companies engaged in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

VIP Energy Portfolio seeks capital appreciation.

The fund seeks to achieve its investment objective by investing primarily in equity securities, including common stocks and securities convertible into common stocks. For each fund, FMR does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For purposes of the fund's diversification limitation discussed above, Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

For purposes of the fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Short Sales

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

Margin Purchases

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to the fund's fundamental and non-fundamental limitations discussed above:

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements a fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

The fund intends to comply with the requirements of Section 12(d)(1)(G)(i)(IV) of the 1940 Act.

The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Borrowing. The fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Companies "Principally Engaged" in a Designated Business Activity. For purposes of the fund's policy of investing at least 80% of its assets in securities of companies principally engaged in the business activities identified for the fund, FMR considers a company to be principally engaged in a designated business activity if: (i) at least 50% of a company's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the company an industry or sector classification consistent with the designated business activity.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Fund's Rights as an Investor. The fund does not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The fund's proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500SM  Index (S&P 500®). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Limitations on Futures and Options Transactions. The trust, on behalf of the fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the fund's operation. Accordingly, the fund is not subject to registration or regulation as a CPO.

The fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the fund's investments in futures contracts and options, and the fund's policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, various factors may be considered, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's® Investors Service, S&P®, Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

The fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Precious Metals. Precious metals, such as gold, silver, platinum, and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, FMR intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.

Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The fund will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The fund will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share (NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Temporary Defensive Policies. The fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of the fund by FMR pursuant to authority contained in the management contract. FMR may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contract"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and in accordance with the policies described in this section.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security.

The Trustees of the fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Brokers

In selecting brokers or dealers (including affiliates of FMR) to execute the fund's portfolio transactions, FMR considers factors deemed relevant in the context of a particular trade and in regard to FMR's overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using electronic communications networks (ECNs), electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMR; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best execution, FMR may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. FMR also may select a broker that charges more than the lowest available commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMR) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FMR or its affiliates.

Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; and investment recommendations. FMR may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement FMR's own research activities in providing investment advice to the fund.

Execution Services. In addition, products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including but not limited to communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. In addition to receiving brokerage and research products and services via written reports and computer -delivered services, such reports may also be provided by telephone and in personal meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMR and its affiliates may use commission dollars to obtain certain products or services that are not used exclusively in FMR's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMR or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMR. FMR's expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services FMR receives from brokers are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

FMR's Decision-Making Process. Before causing the fund to pay a particular level of compensation, FMR will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to FMR, viewed in terms of the particular transaction for the fund or FMR's overall responsibilities to the fund or other investment companies and investment accounts. While FMR may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither FMR nor the fund incur an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist FMR and its affiliates in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMR or its affiliates.

Hard Dollar Research Contracts. FMR has arrangements with certain third-party research providers and brokers through whom FMR effects fund trades, whereby FMR may pay with hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. Even with such hard dollar payments, FMR may cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMR, or that may be available from another broker. FMR views its hard dollar payments for research products and services as likely to reduce the fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and to pay fund expenses, as described below, will decrease. FMR's determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FMR's part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMR may allocate brokerage transactions to brokers (who are not affiliates of FMR) who have entered into arrangements with FMR under which the broker, using predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses, which may be paid to FMR or its affiliates. Not all brokers with whom the fund trades have agreed to participate in brokerage commission recapture. FMR expects that brokers from whom FMR purchases research products and services with hard dollars are unlikely to participate in commission recapture.

Affiliated Transactions

FMR may place trades with certain brokers, including National Financial Services LLC (NFS), with whom it is under common control provided FMR determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

The Trustees of the fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for the fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by FMR or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by FMR to be appropriate and equitable to each fund or investment account. In some cases adherence to these procedures could have a detrimental effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended December 31, 2006 and 2005, the fund's portfolio turnover rates were 151% and 107%, respectively.

The following table shows the total amount of brokerage commissions paid by the fund, comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal years ended December 31, 2006, 2005, and 2004. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
December 31
2006		$ 791,453	 0.18%
2005		$ 761,938	 0.30%
2004		$ 178,907	 0.26%

During the fiscal years ended December 31, 2006, 2005, and 2004, the fund paid brokerage commissions of $2,037, $9,610, and $3,362, respectively, to NFS. NFS is paid on a commission basis. During the fiscal year ended December 31, 2006, this amounted to approximately 0.26% of the aggregate brokerage commissions paid by the fund for transactions involving approximately 0.78% of the aggregate dollar amount of transactions for which the fund paid brokerage commissions. The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFS is a result of the low commission rates charged by NFS.

During the fiscal year ended December 31, 2006, the fund paid $739,377 in brokerage commissions to firms for providing research services involving approximately $1,037,561,705 of transactions.

VALUATION

The class's NAV is the value of a single share. The NAV of Service Class 2 is computed by adding Service Class 2's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Service Class 2's pro rata share of the fund's liabilities, subtracting the liabilities allocated to Service Class 2, and dividing the result by the number of Service Class 2 shares outstanding.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

BUYING AND SELLING INFORMATION

Under certain circumstances, the fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

The following information is only a summary of some of the tax consequences affecting insurance company separate accounts invested in the fund. No attempt has been made to discuss tax consequences affecting variable product owners. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to insurance company separate accounts invested in the fund. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. If the fund failed to qualify as a "regulated investment company" in any year, among other consequences, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code.

The fund also intends to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder. These diversification requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the assets of an insurance company separate account that may be invested in the securities of a single issuer or a certain number of issuers. Because Section 817(h) and the regulations thereunder treat the assets of the fund as the assets of the related insurance company separate account, the fund must also satisfy these requirements. If the fund failed to satisfy these requirements, a variable annuity or variable life insurance product supported by an insurance company separate account invested in the fund would not be treated as an annuity or as life insurance for tax purposes and would no longer be eligible for tax deferral.

Foreign governments may withhold taxes on dividends and interest earned by the fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. Because the fund does not currently anticipate that securities of foreign issuers will constitute more than 50% of its total assets at the end of its fiscal year, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their tax returns with respect to foreign taxes withheld.

TRUSTEES AND OFFICERS

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is special advisor to Clayton, Dubilier, & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund IV. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of VIP Energy. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Dwight D. Churchill (53)

Year of Election or Appointment: 2005

Vice President of VIP Energy. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of VIP Energy. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Eric D. Roiter (58)

Year of Election or Appointment: 2001

Secretary of VIP Energy. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of FDC (1998-2005).

Scott C. Goebel (38)

Year of Election or Appointment: 2007

Assistant Secretary of VIP Energy. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP Energy. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP Energy. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Energy. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Energy. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Energy. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Energy. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of VIP Energy. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Energy. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Energy. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Energy. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Standing Committees of the Fund's Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 12 standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended December 31, 2006, the committee held 12 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended December 31, 2006, the committee held four meetings.

The Board of Trustees has established three Fund Oversight Committees: the Equity Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach), the Fixed-Income, International, and Special Committee (composed of Ms. Small (Chair), Ms. Knowles, and Mr. Dirks), and the Select and Asset Allocation Committee (composed of Dr. Heilmeier (Chair), Messrs. Keyes and Wolfe). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income, International, and Special Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues, and of international research. The Select and Asset Allocation Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. During the fiscal year ended December 31, 2006, the Equity Committee held 10 meetings, the Fixed-Income, International, and Special Committee held 11 meetings, and the Select and Asset Allocation Committee held 11 meetings.

The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach, Dr. Heilmeier, and Ms. Small) and the Fixed-Income Contract Committee (composed of Ms. Small (Chair), Mr. Dirks, and Ms. Knowles). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended December 31, 2006, each Fund Contract Committee held four meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Dirks (Chair), Gamper, and Stavropoulos, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended December 31, 2006, the Shareholder, Distribution and Brokerage Committee held 13 meetings.

The Audit Committee is composed of Ms. Knowles (Chair), Dr. Heilmeier, and Messrs. Keyes and Wolfe. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the Fidelity funds' financial statements and any material reports or inquiries received from regulators or governmental agencies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended December 31, 2006, the committee held 15 meetings.

The Governance and Nominating Committee is composed of Messrs. Lautenbach (Chair), Stavropoulos, and Wolfe. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended December 31, 2006, the committee held 10 meetings.

The Board of Trustees established the Compliance Committee (composed of Ms. Small (Chair), Ms. Knowles, and Messrs. Stavropoulos and Wolfe) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended December 31, 2006, the committee held 21 meetings.

The Proxy Voting Committee is composed of Messrs. Gamper (Chair), Dirks, and Keyes. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. During the fiscal year ended December 31, 2006, the committee held two meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2006.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Robert L. Reynolds
VIP Energy	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Albert R. Gamper, Jr.	George H. Heilmeier	James H. Keyes	Marie L. Knowles
VIP Energy	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP Energy	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended December 31, 2006.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	Dennis J. Dirks	Albert R. Gamper, Jr.	Robert M. Gates[2]	George H. Heilmeier	James H. Keyes[3]	Marie L. Knowles
VIP Energy	$ 136	$ 135	$ 165	$ 132	$ 112	$ 146
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 363,500	$ 362,000	$ 435,788	$ 354,000	$ 295,500	$ 389,000
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	William O. McCoy[4]	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP Energy	$ 138	$ 133	$ 135	$ 134	$ 134
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 369,333	$ 403,500B	$ 362,000	$ 358,500	$ 359,500

1 Edward C. Johnson 3d, Peter S. Lynch, and Robert L. Reynolds are interested persons and are compensated by FMR.

2 Dr. Gates served on the Board of Trustees through December 2006.

3 During the period from March 1, 2006 through December 31, 2006, Mr. Keyes served as a Member of the Advisory Board. Effective January 1, 2007, Mr. Keyes serves as a Member of the Board of Trustees.

4 Mr. McCoy served on the Board of Trustees through January 1, 2007.

A Reflects compensation received for the calendar year ended December 31, 2006 for 350 funds of 58 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2006, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $148,500; Albert R. Gamper, $146,670; Robert M. Gates, $189,144; George H. Heilmeier, $148,500; Marie L. Knowles, $163,500; Ned C. Lautenbach, $152,667; William O. McCoy, $148,500; Cornelia M. Small, $148,500; William S. Stavropoulos, $148,500; and Kenneth L. Wolfe, $148,500. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $39,213; and William O. McCoy, $85,287.

B Compensation figures include cash and may include amounts deferred at Mr. McCoy's election under a deferred compensation plan adopted by the other open-end registered investment companies in the fund complex (Other Open-End Funds). Pursuant to the deferred compensation plan, Mr. McCoy, as an Independent Trustee, may elect to defer receipt of all or a portion of his annual fees. Amounts deferred under the deferred compensation plan are credited to an account established for Mr. McCoy on the books of the Other Open-End Funds. Interest is accrued on amounts deferred under the deferred compensation plan. For the calendar year ended December 31, 2006, Mr. McCoy voluntarily elected to defer $47,000.

As of February 28, 2007, approximately 80.69% of the fund's total outstanding shares was held by FMR affiliates. FMR Corp. is the ultimate parent company of these FMR affiliates. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page <Click Here>, Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of the fund's shares, the Trustees, Member of the Advisory Board, and officers of the fund owned, in the aggregate, less than 1% of the fund's total outstanding shares.

As of February 28, 2007, the following owned of record and/or beneficially 5% or more of Initial Class, Investor Class, and Service Class 2's outstanding shares:

Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (90.41%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.71%)

Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (93.46%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.27%)

Service Class 2: Nationwide Financial, Columbus, OH (98.33%)

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., and FMR Co., Inc. (FMRC). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity International Investment Advisors (FIIA), Fidelity Investments Japan Limited (FIJ), and Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. At present, the primary business activities of FIL and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

FMR, FMRC, FMR U.K., FRAC, FIJ, FIIA, FIIA(U.K.)L (the Investment Advisers), FDC, and the fund have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the fund, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.

MANAGEMENT CONTRACT

The fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are interested persons of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent and pricing and bookkeeping agent, and the costs associated with securities lending, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. The fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fee. For the services of FMR under the management contract, the fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-		6.4900	50.3823
6	-		9.4600	100.3512
9	-		12.4300	150.3371
12	-		15.4000	200.3284
15	-		18.3850	250.3219
18	-		21.3700	300.3163
21	-		24.3600	350.3113
24	-		30.3500	400.3067
30	-		36.3450	450.3024
36	-		42.3400	500.2982
42	-		48.3350	550.2942
48	-		66.3250	600.2904
66	-		84.3200	650.2870
84	-		102.3150	700.2838
102	-		138.3100	750.2809
138	-		174.3050	800.2782
174	-		210.3000	850.2756
210	-		246.2950	900.2732
246	-		282.2900	950.2710
282	-		318.2850	1,000.2689
318	-		354.2800	1,050.2669
354	-		390.2750	1,100.2649
390	-		426.2700	1,150.2631
426	-		462.2650	1,200.2614
462	-		498.2600	1,250.2597
498	-		534.2550	1,300.2581
534	-		587.2500	1,350.2566
587	-		646.2463	1,400.2551
646	-		711.2426
711	-		782.2389
782	-		860.2352
860	-		946.2315
946	-		1,041.2278
1,041	-		1,145.2241
1,145	-		1,260.2204
Over			1,260.2167

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,177 billion of group net assets - the approximate level for December 2006 - was 0.2621%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,212 billion.

The fund's individual fund fee rate is 0.30%. Based on the average group net assets of the funds advised by FMR for December 31, 2006, the fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
VIP Energy	0.2621%	+	0.3000%	=	0.5621%

One-twelfth of the management fee rate is applied to the fund's average net assets for the month, giving a dollar amount which is the fee for that month.

For the fiscal years ended December 31, 2006, 2005, and 2004, the fund paid FMR management fees of $2,537,706, $1,434,953, and $396,073, respectively.

FMR may, from time to time, voluntarily reimburse all or a portion of the class's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase the class's returns, and repayment of the reimbursement by the class will lower its returns.

Sub-Adviser - FMRC. On behalf of the fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for the fund.

Under the terms of the sub-advisory agreement for the fund, FMR pays FMRC fees equal to 50% of the management fee payable to FMR under its management contract with the fund. The fees paid to FMRC are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

On behalf of the fund, for the fiscal years ended December 31, 2006, 2005, and 2004, FMR paid FMRC fees of $1,268,645 $658,729, and $197,970, respectively.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of the fund, FMR has entered into a master international research agreement with FIIA. On behalf of the fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States.

Under the terms of the master international research agreement, FMR pays FIIA an amount based on the fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the terms of the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

For the past three fiscal years, no fees were paid to FIIA(U.K.)L and FIJ on behalf of the fund for providing investment advice and research services pursuant to the research agreements.

For providing investment advice and research services pursuant to the research agreements, fees paid to FIIA on behalf of the fund for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FIIA
2006	$ 6,996
2005	$ 10,870
2004	$ 4,379

Sub-Adviser - FRAC. On behalf of the fund, FMR, FMRC, and FRAC have entered into a research agreement. Pursuant to the research agreement, FRAC provides investment advice and research services on domestic issuers. The Board of Trustees approved the new research agreement with FRAC on January 19, 2006.

Under the terms of the research agreement, FMR and FMRC agree, in the aggregate, to pay FRAC a monthly fee equal to 110% of FRAC's costs incurred in providing investment advice and research services for the fund.

On behalf of the fund, for the fiscal year ended December 31, 2006, FRAC received a fee of $79,942.

Sub-Advisers - FMR U.K., FRAC, and FIJ. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR U.K. and FRAC. On behalf of the fund, FRAC has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services).

Under the terms of the sub-advisory agreements, for providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

  FMR pays FMR U.K. fees equal to 110% of FMR U.K.'s costs incurred in connection with providing investment advice and research services.
  FMR pays FRAC fees equal to 105% of FRAC's costs incurred in connection with providing investment advice and research services.
  FRAC pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FRAC.

Under the terms of the sub-advisory agreements, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

  FMR pays FMR U.K. a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FMR pays FRAC a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FRAC pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advisory and order execution services for a fund to FRAC.

For the past three fiscal years, no fees were paid to FMR U.K., FRAC, and FIJ on behalf of the fund for providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements.

For providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements, fees paid to FRAC and FIJ on behalf of VIP Energy for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FRAC	Fees Paid by FRAC to FIJ
2006	$ 29	$ 459
2005	$ 8	$ 135
2004	$ 0	$ 0

For the past three fiscal years, no fees were paid to FMR U.K. on behalf of the fund for providing non-discretionary or discretionary services pursuant to the sub-advisory agreements.

John Dowd is a research analyst and is the portfolio manager of the fund and receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. Research analysts who also manage sector funds, such as the funds, are referred to as sector fund managers. As of December 31, 2006, the sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

The sector fund manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of the sector fund manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager's designated sector team. The pre-tax investment performance of the sector fund manager's fund(s) and account(s) is weighted according to the sector fund manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years. The portion of the sector fund manager's bonus that is linked to the investment performance of VIP Energy Portfolio is based on the fund's pre-tax investment performance measured against the MSCI US Investable Market Energy Index. The sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, sector fund managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The sector fund manager's compensation plan may give rise to potential conflicts of interest. The sector fund manager's base pay and bonus opportunity tend to increase with the sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the sector fund manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the sector fund manager's responsibilities as a portfolio manager of a sector fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Dowd as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed 	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees 	none	none	none
Assets Managed (in millions) 	$ 6,799	none	none
Assets Managed with Performance-Based Advisory Fees (in millions) 	none	none	none

* Includes VIP Energy Portfolio ($402 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Energy Portfolio beneficially owned by Mr. Dowd was none.

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

 A. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

 B. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

 C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

 D. Non-routine proposals will generally be voted in accordance with the guidelines.

 E. Non-routine proposals not covered by the guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR's Investment and Advisor Compliance Department. A significant pattern of such proposals or other special circumstances will be referred to the Fund Board Proxy Voting Committee or its designee.

 F. FMR will vote on shareholder proposals not specifically addressed by the guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

 G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of these guidelines, but FMR may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

 H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

 I. Where a management-sponsored proposal is inconsistent with the guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

 A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; Poison Pills; and any other provision that eliminates or limits shareholder rights.

 B. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

 C. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

 D. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

 E. Sunset provision - a condition in a charter or plan that specifies an expiration date.

 F. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

 G. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

 H. Large Capitalization Company - a company included in the Russell 1000 stock index.

 I. Small Capitalization Company - a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

 J. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

III. Directors

 A. Incumbent Directors

 FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

 FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

 1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

 With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

 a. The Poison Pill includes a Sunset Provision of less than 5 years;

 b. The Poison Pill includes a Permitted Bid Feature;

 c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

 d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

 FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

 2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options.

 4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether it has been proven that the company engaged in options backdating.

 5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to these guidelines and the company has failed to act on that commitment.

 6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

 B. Indemnification

 FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

 C. Independent Chairperson

 FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

 D. Majority Director Elections

 FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

 A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards).

 FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

 1. (a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large Capitalization Company, 15% for a Small Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the plan or the amendments is acceptable.

 2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

 3. The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

 4. Awards to non-employee directors are subject to management discretion.

 5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

 FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

 1. The shares are granted by a compensation committee composed entirely of independent directors; and

 2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

 B. Equity Exchanges and Repricing

 FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

 1. Whether the proposal excludes senior management and directors;

 2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

 3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

 4. The company's relative performance compared to other companies within the relevant industry or industries;

 5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

 6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

 C. Employee Stock Purchase Plans

 FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

 D. Employee Stock Ownership Plans (ESOPs)

 FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

 E. Executive Compensation

 FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

 F. Bonus Plans and Tax Deductibility Proposals

 FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

 FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

 A. The Poison Pill includes the following features:

 1. A sunset provision of no greater than 5 years;

 2. Linked to a business strategy that is expected to result in greater value for the shareholders;

 3. Requires shareholder approval to be reinstated upon expiration or if amended;

 4. Contains a Permitted Bid Feature; and

 5. Allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

 C. It is a fair price amendment that considers a two-year price history or less.

 FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

 A. Increases in Common Stock

 FMR will generally vote against a provision to increase a Company's common stock if such increase will result in a total number of authorized shares greater than 3 times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to 5 times the current number of outstanding and scheduled to be issued shares is generally acceptable.

 B. New Classes of Shares

 FMR will generally vote against the introduction of new classes of stock with differential voting rights.

 C. Cumulative Voting Rights

 FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

 D. Acquisition or Business Combination Statutes

 FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

 E. Incorporation or Reincorporation in Another State or Country

 FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Auditors

 A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.

 B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor for audit or non-audit services for the company.

VIII. Shares of Investment Companies

 A. When a Fidelity Fund invests in an underlying Fidelity fund, FMR will vote in the same proportion as all other shareholders of such underlying fund or class ("echo voting").

 B. Certain Fidelity Funds may invest in shares of Fidelity Central Funds. Central Fund shares, which are held exclusively by Fidelity funds or accounts managed by an FMR affiliate, will be voted in favor of proposals recommended by the Central Funds' Board of Trustees.

IX. Other

 A. Voting Process

 FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

 B. Regulated Industries

 Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

The fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved a Distribution and Service Plan on behalf of Service Class 2 of the fund (the Plan) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows Service Class 2 and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the fund of distribution expenses.

The Rule 12b-1 Plan adopted for Service Class 2 of the fund is described in the prospectus for that class.

The table below shows the distribution and service fees paid for Service Class 2 of the fund for the fiscal year ended December 31, 2006.

	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries
Service Class 2	$ 124,029	$ 124,029

Under the Service Class 2 Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Service Class 2 Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Service Class 2 shares.

Prior to approving the Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit Service Class 2 of the fund and variable product owners. To the extent that the Plan gives FMR and FDC greater flexibility in connection with the distribution of Service Class 2 shares, additional sales of Service Class 2 shares or stabilization of cash flows may result. Furthermore, certain support services that benefit variable product owners may be provided more effectively under the Plan by insurance companies and their affiliates with whom variable product owners have other relationships.

The Service Class 2 Plan does not provide for specific payments by Service Class 2 of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

The fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plan. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC or an affiliate may compensate intermediaries (primarily insurance companies or their affiliated broker-dealers or other service-providers) that distribute and/or service the funds. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sale of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.10% of the total assets of all VIP Funds on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

These additional payments and expenses, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The funds' transfer agent or an affiliate may also make payments and reimbursements from their own resources to certain intermediaries for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

TRANSFER AND SERVICE AGENT AGREEMENTS

Service Class 2 of the fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreement, FIIOC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for Service Class 2 of the fund.

For providing transfer agency services, FIIOC receives an asset-based fee, calculated and paid monthly on the basis of Service Class 2's average daily net assets, with respect to each account in the fund.

The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FIIOC receives a separate asset-based monthly fee from each fund to cover the expense of typesetting and printing prospectuses, statements of additional information, and other reports to existing shareholders, with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries for transfer agency and related recordkeeping services with respect to insurance contract owners' accounts. Because intermediaries may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.

The fund has entered into a service agent agreement with FSC, an affiliate of FMR (or an agent, including an affiliate). The fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for Service Class 2 of the fund, maintains the fund's portfolio and general accounting records, and administers the fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the fund are 0.0389% of the first $500 million of average net assets, 0.0275% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

For the fiscal years ended December 31, 2006, 2005, and 2004, the fund paid FSC pricing and bookkeeping fees of $181,503, $92,550, and $33,207, respectively.

For administering the fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

For the fiscal years ended December 31, 2006, 2005, and 2004, the fund paid FSC $4,430, $2,535, and $100, respectively, for securities lending.

DESCRIPTION OF THE TRUST

Trust Organization. Energy Portfolio is a fund of Variable Insurance Products Fund IV, an open-end management investment company created under an initial declaration of trust dated June 1, 1983. On October 1, 2006, Energy Portfolio changed its name from Natural Resources Portfolio to Energy Portfolio. Currently, there are 36 funds offered in Variable Insurance Products Fund IV: Consumer Discretionary Portfolio, Consumer Staples, Energy Portfolio, Financial Services Portfolio, Freedom Income Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Growth Stock Portfolio, Health Care Portfolio, Industrials Portfolio, International Capital Appreciation, Investor Freedom Income Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Materials Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications Portfolio, Utilities Portfolio, and Value Leaders Portfolio. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Member of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for the fund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

The fund's financial statements and financial highlights for the fiscal year ended December 31, 2006, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which the fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3 (c)(7) of the 1940 Act.

FUND HOLDINGS INFORMATION

The fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving the fund's best interests by striking an appropriate balance between providing information about the fund's portfolio and protecting the fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the fund's chief compliance officer periodically.

1. The fund will provide a full list of holdings as of the end of the fund's fiscal quarter on www.advisor.fidelity.com 60 days after its fiscal quarter-end.

2. The fund will provide its top ten holdings (excluding cash and futures) as of the end of the calendar quarter on www.fidelity.com 15 or more days after the calendar quarter-end. This information may also be provided to insurance companies via an electronic reporting tool at that time.

This information will be available on the web site until updated for the next applicable period.

The fund may also from time to time provide specific fund level performance attribution information and statistics to the Board or third parties, such as variable product owners or prospective variable product owners, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of the fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: the fund's trustees; the fund's manager, its sub-advisers and its affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; the fund's auditors; the fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to the fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, the fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving the fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to the fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to the fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full holdings daily, on the next business day); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly, four or more calendar days after the end of the week); Moody's Investors Service (full holdings weekly, four or more calendar days after the end of the week); and Anacomp Inc. (full or partial holdings daily, on the next business day).

FMR, its affiliates, or the fund will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the fund's SAI.

There can be no assurance that the fund's policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance
Products

Initial Class, Service Class, and Service Class 2

International Capital Appreciation Portfolio

Prospectus

April 30, 2007

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Prior Performance of a Similar Fund

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP International Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the fund's performance from year to year, as represented by the performance of Initial Class, and compares each class's performance to the performance of a market index over various periods of time. Returns for each class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for each class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP International Capital Appreciation - Initial Class
Calendar Years	2005	2006
	12.37%	14.49%



During the periods shown in the chart for Initial Class of VIP International Capital Appreciation:	Returns	Quarter ended
Highest Quarter Return	 10.67%	December 31, 2006
Lowest Quarter Return	 -3.41%	June 30, 2006
Year-to-Date Return	 5.10%	March 31, 2007



Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2006	Past 1 year	Life of classA
VIP International Capital Appreciation
Initial Class	 14.49%	 14.58%
Service Class	 14.30%	 14.44%
Service Class 2	 14.14%	 14.29%
Morgan Stanley Capital InternationalSM All Country World (MSCI® ACWI®) ex USA Index	 26.83%	 22.82%

A From December 22, 2004.


Morgan Stanley Capital InternationalSM  All Country World Index (MSCI® ACWI®) ex USA is a market capitalization-weighted index of stocks domiciled in global developed and emerging markets, excluding the United States. The index is designed to measure equity market performance in global developed and emerging markets outside the United States and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after October 31, 2001 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.


Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of the fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product.

Fees (paid by the variable product owner directly)

	Initial Class	Service Class	Service Class 2
Sales charge (load) on purchases and reinvested distributions	Not Applicable	Not Applicable	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable	Not Applicable	Not Applicable

Annual operating expenses (paid from class assets)

	Initial Class	Service Class	Service Class 2
Management fee	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	1.09%	0.81%	0.81%
Total annual class operating expensesA	1.80%	1.62%	1.77%

A FMR has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

	Initial Class	Effective Date	Service Class	Effective Date	Service Class 2	Effective Date
VIP International Capital Appreciation	1.10%	12/22/04	1.20%	12/22/04	1.35%	12/22/04

These arrangements may be discontinued by FMR at any time.

Prospectus

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of the fund were redeemed at the end of each time period indicated:

	Initial Class	Service Class	Service Class 2
1 year	$ 183	$ 165	$ 180
3 years	$ 566	$ 511	$ 557
5 years	$ 975	$ 881	$ 959
10 years	$ 2,116	$ 1,922	$ 2,084


Prospectus

Fund Basics

Investment Details

Investment Objective

VIP International Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

Fidelity Management & Research Company (FMR) normally invests the fund's assets primarily in non-U.S. securities, including securities of issuers located in emerging markets. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP International Capital Appreciation Portfolio seeks capital appreciation.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing each class's NAV.

Prospectus

Fund Basics - continued

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares of the fund. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, the fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level, but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, the fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The fund's policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. A qualified fund of funds is required to adopt policies designed to control frequent trading that have been determined by the fund or its Treasurer to be reasonably effective. The advisor to the fund of funds must also demonstrate to the fund's Treasurer that the investment strategy of the fund of funds will not lead to excessive trading. However, there is the significant risk that the fund, insurance company's, and/or qualified fund of funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency.

The fund's transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of the fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the fund's transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the fund's transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. The fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, the fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The price to buy one share of each class is the class's NAV. Each class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

The fund has authorized certain intermediaries and qualified fund of funds to accept orders to buy shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each class is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries and qualified fund of funds to accept orders to sell shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

Prospectus

Shareholder Information - continued

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2007, FMR had approximately $1.6 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of FMR. As of March 29, 2007, FMRC had approximately $766.7 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., serves as a sub-adviser for the fund. FRAC, an affiliate of FMR, was organized in 1986 to provide investment research and advice on issuers based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice and may also provide investment advisory services for the fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of October 11, 2006, FIIA had approximately $32.8 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for the fund. As of September 27, 2006, FIIA(U.K.)L had approximately $20.9 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for the fund. As of September 27, 2006, FIJ had approximately $33.7 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for the fund from time to time.

Darren Maupin is vice president and manager of VIP International Capital Appreciation Portfolio, which he has managed since October 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Maupin has worked as a research analyst and manager.






The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Maupin.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2006, the group fee rate was 0.26%. The individual fund fee rate is 0.45%.

The total management fee for the fiscal year ended December 31, 2006, was 0.71% of the fund's average net assets.

FMR pays FMRC and FMR U.K. for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended December 31, 2006.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2007, approximately 98.42% of the fund's total outstanding shares was held by FMR affiliates.

Prospectus

Fund Services - continued

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes each class's shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers, may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Initial Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.


If payments made by FMR to FDC or to intermediaries under Initial Class's Distribution and Service Plan were considered to be paid out of Initial Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Any fees paid out of Service Class's and Service Class 2's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.


In addition, each Service Class and Service Class 2 plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class and Service Class 2. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.



No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

VIP International Capital Appreciation Portfolio - Initial Class

Years ended December 31,	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .11	 .06	 - J
Net realized and unrealized gain (loss) 	 1.54	 1.21	 .24
Total from investment operations 	 1.65	 1.27	 .24
Distributions from net investment income 	 (.10)	 (.02)	 -
Distributions from net realized gain 	 (.34)	 (.02)	 -
Total distributions 	 (.43) L	 (.05) K	 -
Redemption fees added to paid in capital E 	 - J	 - J	 -
Net asset value, end of period 	$ 12.68	$ 11.46	$ 10.24
Total Return B, C, D 	 14.49%	 12.37%	 2.40%
Ratios to Average Net Assets F, I
Expenses before reductions 	 1.80%	 3.55%	 43.27% A
Expenses net of fee waivers, if any 	 1.10%	 1.10%	 1.10% A
Expenses net of all reductions 	 1.00%	 .91%	 .92% A
Net investment income (loss) 	 .95%	 .53%	 .80% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,357	$ 9,367	$ 307
Portfolio turnover rate G 	 185%	 176%	 52% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 22, 2004 (commencement of operations) to December 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distribution of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share.

L Total distribution of $.43 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.335 per share.

Prospectus

Appendix - continued

VIP International Capital Appreciation Portfolio - Service Class

Years ended December 31,	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .10	 .10	 - J
Net realized and unrealized gain (loss) 	 1.53	 1.16	 .24
Total from investment operations 	 1.63	 1.26	 .24
Distributions from net investment income 	 (.08)	 (.01)	 -
Distributions from net realized gain 	 (.34)	 (.02)	 -
Total distributions 	 (.42) L	 (.04) K	 -
Redemption fees added to paid in capital E 	 - J	 - J	 -
Net asset value, end of period 	$ 12.67	$ 11.46	$ 10.24
Total Return B, C, D 	 14.30%	 12.27%	 2.40%
Ratios to Average Net Assets F, I
Expenses before reductions 	 1.62%	 4.35%	 43.36% A
Expenses net of fee waivers, if any 	 1.20%	 1.20%	 1.20% A
Expenses net of all reductions 	 1.10%	 1.01%	 1.01% A
Net investment income (loss) 	 .85%	 .98%	 .71% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 394	$ 345	$ 307
Portfolio turnover rate G 	 185%	 176%	 52% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 22, 2004 (commencement of operations) to December 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distribution of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share.

L Total distribution of $.42 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.335 per share.

Prospectus

VIP International Capital Appreciation Portfolio - Service Class 2

Years ended December 31,	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .08	 .09	 - J
Net realized and unrealized gain (loss) 	 1.53	 1.15	 .24
Total from investment operations 	 1.61	 1.24	 .24
Distributions from net investment income 	 (.07)	 -	 -
Distributions from net realized gain 	 (.34)	 (.02)	 -
Total distributions 	 (.40) L	 (.02) K	 -
Redemption fees added to paid in capital E 	 - J	 - J	 -
Net asset value, end of period 	$ 12.67	$ 11.46	$ 10.24
Total Return B, C, D 	 14.14%	 12.12%	 2.40%
Ratios to Average Net Assets F, I
Expenses before reductions 	 1.77%	 4.50%	 43.51% A
Expenses net of fee waivers, if any 	 1.35%	 1.35%	 1.35% A
Expenses net of all reductions 	 1.25%	 1.16%	 1.17% A
Net investment income (loss) 	 .70%	 .83%	 .55% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 524	$ 459	$ 410
Portfolio turnover rate G 	 185%	 176%	 52% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 22, 2004 (commencement of operations) to December 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distribution of $.02 per share is comprised of distributions from net investment income of $.00 and distributions from net realized gain of $.02 per share.

L Total distribution of $.40 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.335 per share.

Prospectus

Appendix - continued

Prior Performance of a Similar Fund

FMR began managing VIP International Capital Appreciation on December 22, 2004, and its asset size as of March 31, 2007 was approximately $54 million. VIP International Capital Appreciation has an investment objective and policies that are substantially identical in all material respects to Fidelity® Advisor International Capital Appreciation Fund, which is managed by FMR. FMR began managing Fidelity Advisor International Capital Appreciation on November 3, 1997, and its asset size as of March 31, 2007 was approximately $450 million. FMR also may manage other substantially similar funds and accounts that may have better or worse performance than Fidelity Advisor International Capital Appreciation. Performance of other funds and accounts is not included due to factors such as differences in their policies and/or portfolio management strategies and/or because these accounts are not mutual funds.

Below you will find information about the prior performance of Class T of Fidelity Advisor International Capital Appreciation, not the performance of each class of VIP International Capital Appreciation. Class T of Fidelity Advisor International Capital Appreciation has different expenses and is sold through different distribution channels than each class of VIP International Capital Appreciation. Returns are based on past results and are not an indication of future performance.

The performance of Class T of Fidelity Advisor International Capital Appreciation does not represent the past performance of each class of VIP International Capital Appreciation and is not an indication of the future performance of each class of VIP International Capital Appreciation. You should not assume that each class of VIP International Capital Appreciation will have the same performance as Class T of Fidelity Advisor International Capital Appreciation. The performance of each class of VIP International Capital Appreciation may be better or worse than the performance of Class T of Fidelity Advisor International Capital Appreciation due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes, and cash flows between each class of VIP International Capital Appreciation and Class T of Fidelity Advisor International Capital Appreciation. Initial Class, Service Class, and Service Class 2 of VIP International Capital Appreciation may have lower total expenses than Class T of Fidelity Advisor International Capital Appreciation, which would have resulted in higher performance if VIP International Capital Appreciation's Initial Class, Service Class, and Service Class 2 expenses had been applied to the performance of Class T of Fidelity Advisor International Capital Appreciation.

The following information illustrates the changes in the performance of Class T of Fidelity Advisor International Capital Appreciation from year to year, and compares the performance of Class T of Fidelity Advisor International Capital Appreciation to the performance of a market index over various periods of time. Returns for Class T of Fidelity Advisor International Capital Appreciation do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Class T of Fidelity Advisor International Capital Appreciation would be lower if the effect of those sales charges and expenses were included.

Year-by-Year Returns

The returns in the following chart do not include the effect of Class T of Fidelity Advisor International Capital Appreciation's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

Advisor International Capital Appreciation - Class T
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005	2006
	9.56%	90.00%	-29.19%	-9.54%	-12.72%	40.96%	10.14%	13.34%	14.48%



During the periods shown in the chart for Class T of Advisor International Capital Appreciation:	Returns	Quarter ended
Highest Quarter Return	 45.41%	December 31, 1999
Lowest Quarter Return	 -20.89%	September 30, 2002
Year-to-Date Return	 4.82%	March 31, 2007

Prospectus

Average Annual Returns

After-tax returns for Class T of Fidelity Advisor International Capital Appreciation are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2006	Past 1 year	Past 5 years	Life of ClassB
Fidelity Advisor International Capital Appreciation - Class TA	 10.47%	 11.15%	 9.25%
MCSI AC World Index ex USA	 26.83%	 16.65%	 8.84%

A Initial Class, Service Class and Service Class 2 of VIP International Capital Appreciation offered through this prospectus charges a 12b-1 fee of none, 0.10%, and 0.25%, respectively, while Class T of Fidelity Advisor International Capital Appreciation charges a 12b-1 fee of 0.25%. Each class of VIP International Capital Appreciation offered through this prospectus sells its shares without a front-end sales charge, while Class T of Fidelity Advisor International Capital Appreciation sells its shares with a maximum front-end sales charge of 3.50%. Including any applicable sales charge and/or 12b-1 fee in a performance calculation produces a lower return.

B From November 3, 1997.

Morgan Stanley Capital InternationalSM  All Country World (MSCI® ACWI®) ex USA Index is a market capitalization-weighted index of stocks domiciled in global developed and emerging markets, excluding the United States. The index is designed to measure equity market performance in global developed and emerging markets outside the United States and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after October 31, 2001, are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Prospectus

Notes

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03759

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.805781.104 VIPCAP-pro-0407

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance
Products

Initial Class R, Service Class R, and Service Class 2 R

International Capital Appreciation Portfolio

Prospectus

April 30, 2007

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Prior Performance of a Similar Fund

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP International Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the fund's performance from year to year, as represented by the performance of Initial Class R, and compares each class's performance to the performance of a market index over various periods of time. Returns for each class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for each class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP International Capital Appreciation - Initial Class R
Calendar Years	2005	2006
	12.37%	14.50%



During the periods shown in the chart for Initial Class R of VIP International Capital Appreciation:	Returns	Quarter ended
Highest Quarter Return	 10.58%	December 31, 2006
Lowest Quarter Return	 -3.33%	June 30, 2006
Year-to-Date Return	 5.10%	March 31, 2007

Average Annual Returns

For the periods ended December 31, 2006	Past 1 year	Life of classA
VIP International Capital Appreciation
Initial Class R	 14.50%	 14.59%
Service Class R	 14.30%	 14.44%
Service Class 2R	 14.14%	 14.29%
Morgan Stanley Capital InternationalSM All Country World (MSCI® ACWI®) ex USA Index	 26.83%	 22.82%

A From December 22, 2004.


Prospectus

Fund Summary - continued


Morgan Stanley Capital InternationalSM  All Country World Index (MSCI® ACWI®) ex USA is a market capitalization-weighted index of stocks domiciled in global developed and emerging markets, excluding the United States. The index is designed to measure equity market performance in global developed and emerging markets outside the United States and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after October 31, 2001 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.


Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of the fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product.

Fees (paid by the variable product owner directly)

	Initial Class R	Service Class R	Service Class 2 R
Sales charge (load) on purchases and reinvested distributions	Not Applicable	Not Applicable	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable	Not Applicable	Not Applicable
Redemption fee on interests in separate accounts held for less than 60 days (as a % of amount redeemed)	1.00%	1.00%	1.00%

Annual operating expenses (paid from class assets)

	Initial Class R	Service Class R	Service Class 2 R
Management fee	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.75%	0.81%	0.81%
Total annual class operating expensesA	1.46%	1.62%	1.77%

A FMR has voluntarily agreed to reimburse Initial Class R, Service Class R, and Service Class 2 R of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

	Initial Class R	Effective Date	Service Class R	Effective Date	Service Class 2 R	Effective Date
VIP International Capital Appreciation	1.10%	12/22/04	1.20%	12/22/04	1.35%	12/22/04

These arrangements may be discontinued by FMR at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of the fund were redeemed at the end of each time period indicated:

	Initial Class R	Service Class R	Service Class 2 R
1 year	$ 149	$ 165	$ 180
3 years	$ 462	$ 511	$ 557
5 years	$ 797	$ 881	$ 959
10 years	$ 1,746	$ 1,922	$ 2,084



Prospectus

Fund Basics

Investment Details

Investment Objective

VIP International Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

Fidelity Management & Research Company (FMR) normally invests the fund's assets primarily in non-U.S. securities, including securities of issuers located in emerging markets. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP International Capital Appreciation Portfolio seeks capital appreciation.

Prospectus

Fund Basics - continued

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing each class's NAV.

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares of the fund. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, the fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level, but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, the fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The fund's policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. A qualified fund of funds is required to adopt policies designed to control frequent trading that have been determined by the fund or its Treasurer to be reasonably effective. The advisor to the fund of funds must also demonstrate to the fund's Treasurer that the investment strategy of the fund of funds will not lead to excessive trading. However, there is the significant risk that the fund's, insurance company's, and/or qualified fund of funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency.

The fund's transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of the fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the fund's transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the fund's transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. The fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, the fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The price to buy one share of each class is the class's NAV. Each class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

The fund has authorized certain intermediaries and qualified fund of funds to accept orders to buy shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each class is the class's NAV, minus the short-term redemption fee, if applicable.

A variable product owner (or a person who succeeds to the owner's rights after the owner's death) who chooses to redeem an interest in a separate account that invests in Initial Class R, Service Class R, and Service Class 2 R of the fund will be subject to a 1.00% class short-term redemption fee if the interest in the separate account has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last. The fees are retained by the fund, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term trading.

In certain limited circumstances discussed in the variable annuity or variable life insurance product prospectus, a variable product owner may not pay the short-term redemption fee.

Prospectus

Shareholder Information - continued

If appropriate to protect shareholders, the fund may impose a redemption fee on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form, minus the short-term redemption fee, if applicable. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries and qualified fund of funds, to accept orders to sell shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated, minus the short-term redemption fee, if applicable, after the order is received by the authorized intermediary or qualified fund of fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2007, FMR had approximately $1.6 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of FMR. As of March 29, 2007, FMRC had approximately $766.7 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., serves as a sub-adviser for the fund. FRAC, an affiliate of FMR, was organized in 1986 to provide investment research and advice on issuers based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice and may also provide investment advisory services for the fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of October 11, 2006, FIIA had approximately $32.8 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for the fund. As of September 27, 2006, FIIA(U.K.)L had approximately $20.9 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for the fund. As of September 27, 2006, FIJ had approximately $33.7 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for the fund from time to time.

Darren Maupin is vice president and manager of VIP International Capital Appreciation Portfolio, which he has managed since October 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Maupin has worked as a research analyst and manager.

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The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Maupin.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2006, the group fee rate was 0.26%. The individual fund fee rate is 0.45%.

The total management fee for the fiscal year ended December 31, 2006, was 0.71% of the fund's average net assets.

FMR pays FMRC and FMR U.K. for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended December 31, 2006.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2007, approximately 98.42% of the fund's total outstanding shares was held by FMR affiliates.

Prospectus

Fund Services - continued

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes each class's shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers, may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Initial Class R has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class R shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Initial Class R. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

Service Class R has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class R is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class R may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class R currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class R's 12b-1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 R has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 R is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 R currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

If payments made by FMR to FDC or to intermediaries under Initial Class R's Distribution and Service Plan were considered to be paid out of Initial Class R's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Any fees paid out of Service Class R's and Service Class 2 R's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

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In addition, each Service Class R and Service Class 2 R plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class R and Service Class 2 R shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class R and Service Class 2 R. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

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No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

VIP International Capital Appreciation Portfolio - Initial Class R

Years ended December 31,	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .11	 .11	 -- J
Net realized and unrealized gain (loss) 	 1.54	 1.16	 .24
Total from investment operations 	 1.65	 1.27	 .24
Distributions from net investment income 	 (.10)	 (.02)	 --
Distributions from net realized gain 	 (.34)	 (.02)	 --
Total distributions 	 (.43) L	 (.05) K	 --
Redemption fees added to paid in capital E 	 -- J	 -- J	 --
Net asset value, end of period 	$ 12.68	$ 11.46	$ 10.24
Total Return B, C, D 	 14.50%	 12.37%	 2.40%
Ratios to Average Net Assets F, I
Expenses before reductions 	 1.46%	 4.25%	 43.27% A
Expenses net of fee waivers, if any 	 1.10%	 1.10%	 1.10% A
Expenses net of all reductions 	 1.00%	 .91%	 .92% A
Net investment income (loss) 	 .95%	 1.08%	 .80% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 17,219	$ 345	$ 307
Portfolio turnover rate G 	 185%	 176%	 52% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 22, 2004 (commencement of operations) to December 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distribution of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share.

L Total distribution of $.43 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.335 per share.

Prospectus

Appendix - continued

VIP International Capital Appreciation Portfolio - Service Class R

Years ended December 31,	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .10	 .10	 -- J
Net realized and unrealized gain (loss) 	 1.53	 1.16	 .24
Total from investment operations 	 1.63	 1.26	 .24
Distributions from net investment income 	 (.08)	 (.01)	 --
Distributions from net realized gain 	 (.34)	 (.02)	 --
Total distributions 	 (.42) L	 (.04) K	 --
Redemption fees added to paid in capital E 	 -- J	 -- J	 --
Net asset value, end of period 	$ 12.67	$ 11.46	$ 10.24
Total Return B, C, D 	 14.30%	 12.27%	 2.40%
Ratios to Average Net Assets F, I
Expenses before reductions 	 1.62%	 4.35%	 43.36% A
Expenses net of fee waivers, if any 	 1.20%	 1.20%	 1.20% A
Expenses net of all reductions 	 1.10%	 1.01%	 1.01% A
Net investment income (loss) 	 .85%	 .98%	 .71% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 394	$ 345	$ 307
Portfolio turnover rate G 	 185%	 176%	 52% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 22, 2004 (commencement of operations) to December 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distribution of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share.

L Total distribution of $.42 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.335 per share.

Prospectus

VIP International Capital Appreciation Portfolio - Service Class 2R

Years ended December 31,	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .08	 .09	 -- J
Net realized and unrealized gain (loss) 	 1.53	 1.15	 .24
Total from investment operations 	 1.61	 1.24	 .24
Distributions from net investment income 	 (.07)	 --	 --
Distributions from net realized gain 	 (.34)	 (.02)	 --
Total distributions 	 (.40) L	 (.02) K	 --
Redemption fees added to paid in capital E 	 -- J	 -- J	 --
Net asset value, end of period 	$ 12.67	$ 11.46	$ 10.24
Total Return B, C, D 	 14.14%	 12.12%	 2.40%
Ratios to Average Net Assets F, I
Expenses before reductions 	 1.77%	 4.50%	 43.51% A
Expenses net of fee waivers, if any 	 1.35%	 1.35%	 1.35% A
Expenses net of all reductions 	 1.25%	 1.16%	 1.17% A
Net investment income (loss) 	 .70%	 .83%	 .55% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 524	$ 459	$ 410
Portfolio turnover rate G 	 185%	 176%	 52% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 22, 2004 (commencement of operations) to December 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distribution of $.02 per share is comprised of distributions from net investment income of $.00 and distributions from net realized gain of $.02 per share.

L Total distribution of $.40 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.335 per share.

Prospectus

Appendix - continued

Prior Performance of a Similar Fund

FMR began managing VIP International Capital Appreciation on December 22, 2004, and its asset size as of March 31, 2007 was approximately $54 million. VIP International Capital Appreciation has an investment objective and policies that are substantially identical in all material respects to Fidelity® Advisor International Capital Appreciation Fund, which is managed by FMR. FMR began managing Fidelity Advisor International Capital Appreciation on November 3, 1997, and its asset size as of March 31, 2007 was approximately $450 million. FMR also may manage other substantially similar funds and accounts that may have better or worse performance than Fidelity Advisor International Capital Appreciation. Performance of other funds and accounts is not included due to factors such as differences in their policies and/or portfolio management strategies and/or because these accounts are not mutual funds.

Below you will find information about the prior performance of Class T of Fidelity Advisor International Capital Appreciation, not the performance of each class of VIP International Capital Appreciation. Class T of Fidelity Advisor International Capital Appreciation has different expenses and is sold through different distribution channels than each class of VIP International Capital Appreciation. Returns are based on past results and are not an indication of future performance.

The performance of Class T of Fidelity Advisor International Capital Appreciation does not represent the past performance of each class of VIP International Capital Appreciation and is not an indication of the future performance of each class of VIP International Capital Appreciation. You should not assume that each class of VIP International Capital Appreciation will have the same performance as Class T of Fidelity Advisor International Capital Appreciation. The performance of each class of VIP International Capital Appreciation may be better or worse than the performance of Class T of Fidelity Advisor International Capital Appreciation due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes, and cash flows between each class of VIP International Capital Appreciation and Class T of Fidelity Advisor International Capital Appreciation. Each class of VIP International Capital Appreciation may have lower total expenses than Class T of Fidelity Advisor International Capital Appreciation, which would have resulted in higher performance if VIP International Capital Appreciation's Initial Class R's, Service Class R's, and Service Class 2 R's expenses had been applied to the performance of Class T of Fidelity Advisor International Capital Appreciation.

The following information illustrates the changes in the performance of Class T of Fidelity Advisor International Capital Appreciation from year to year, and compares the performance of Class T of Fidelity Advisor International Capital Appreciation to the performance of a market index over various periods of time. Returns for Class T of Fidelity Advisor International Capital Appreciation do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Class T of Fidelity Advisor International Capital Appreciation would be lower if the effect of those sales charges and expenses were included.

Year-by-Year Returns

The returns in the following chart do not include the effect of Class T of Fidelity Advisor International Capital Appreciation's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

Advisor International Capital Appreciation - Class T
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005	2006
	9.56%	90.00%	-29.19%	-9.54%	-12.72%	40.96%	10.14%	13.34%	14.48%



During the periods shown in the chart for Class T of Advisor International Capital Appreciation:	Returns	Quarter ended
Highest Quarter Return	 45.41%	December 31, 1999
Lowest Quarter Return	 -20.89%	September 30, 2002
Year-to-Date Return	 4.82%	March 31, 2007

Prospectus

Average Annual Returns

The returns in the following table include the effect of Class T's maximum applicable front-end sales charge (CDSC) and include the effect of Class T of Fidelity Advisor International Capital Appreciation's 1.00 % short-term redemption fee (trading fee), applicable to shares held less than 30 days.

After-tax returns for Class T of Fidelity Advisor International Capital Appreciation are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Initial Class R, Service Class R, and Service Class 2 R are shown in the table below and after-tax returns for other classes will vary. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2006	Past 1 year	Past 5 years	Life of classB
Fidelity Advisor International Capital Appreciation - Class TA	 10.47%	 11.15%	 9.25%
MCSI AC World Index ex USA Index	 26.83%	 16.65%	 8.84%

A Initial Class R, Service Class R, and Service Class 2 R of VIP International Capital Appreciation offered through this prospectus charges a 12b-1 fee of none, 0.10%, and 0.25%, respectively, while Class T of Fidelity Advisor International Capital Appreciation charges a 12b-1 fee of 0.25%. Each class of VIP International Capital Appreciation offered through this prospectus sells its shares without a front-end sales charge, while Class T of Fidelity Advisor International Capital Appreciation sells its shares with a maximum front-end sales charge of 3.50%. Including any applicable sales charge and/or 12b-1 fee in a performance calculation produces a lower return.

B From November 3, 1997.

Morgan Stanley Capital InternationalSM  All Country World (MSCI® ACWI®) ex USA Index is a market capitalization-weighted index of stocks domiciled in global developed and emerging markets, excluding the United States. The index is designed to measure equity market performance in global developed and emerging markets outside the United States and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after October 31, 2001, are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.


Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03759

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.805785.104 VIPCAR-pro-0407

Fidelity® Variable Insurance Products

Contrafund® Portfolio, Equity-Income Portfolio, Growth Portfolio,
High Income Portfolio, International Capital Appreciation Portfolio, and Overseas Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
and Variable Insurance Products Fund IV

Initial Class R, Service Class R, and Service Class 2 R

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of a prospectus or SAI, dated April 30, 2007, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Special Considerations Regarding Canada	<Click Here>
Special Considerations Regarding Europe	<Click Here>
Special Considerations Regarding Japan	<Click Here>
Special Considerations Regarding Asia Pacific Region (ex Japan)	<Click Here>
Special Considerations Regarding Latin America	<Click Here>
Special Considerations Regarding Emerging Markets	<Click Here>
Special Considerations Regarding Russia	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying and Selling Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trusts	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

For more information on any Fidelity fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before investing or sending money.

VIPIS2R-ptb-0407
1.769117.105

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For purposes of each fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.


For purposes of each of VIP Contrafund's, VIP Equity-Income's, VIP Growth's, VIP High Income's, VIP International Capital Appreciation's and VIP Overseas' concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, Fidelity Management & Research Company (FMR) looks through to the holdings of the central fund.

For purposes of each of VIP Contrafund's, VIP Equity-Income's, VIP Growth's, VIP High Income's, VIP International Capital Appreciation's and VIP Overseas' concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund (other than VIP High Income, VIP International Capital Appreciation, and VIP Overseas):

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For VIP High Income, VIP International Capital Appreciation, and VIP Overseas:

The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Oil, Gas, and Mineral Exploration Programs

For each fund:

The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

Foreign Securities

For VIP Equity-Income, VIP Growth, VIP High Income, and VIP International Capital Appreciation:

FMR limits the amount of the fund's assets that may be invested in foreign securities to 50%.

In addition to each fund's fundamental and non-fundamental limitations discussed above:

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements a fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For a fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Each fund intends to comply with the requirements of Section 12(d)(1)(G)(i)(IV) of the 1940 Act.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.


Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.


Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Country or Geographic Region. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500SM  Index (S&P 500®). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

Futures may be based on foreign indexes such as the Compagnie des Agents de Change 40 Index (CAC 40) in France, the Deutscher Aktienindex (DAX 30) in Germany, the Financial Times Stock Exchange Eurotop 100 Index (FTSE Eurotop 100) in Europe, the IBEX 35 Index (IBEX 35) in Spain, the Financial Times Stock Exchange 100 Index (FTSE 100) in the United Kingdom, the Australian Stock Exchange All Ordinaries Index (ASX All Ordinaries) in Australia, the Hang Seng Index in Hong Kong, and the Nikkei Stock Average (Nikkei 225), the Nikkei Stock Index 300 (Nikkei 300), and the Tokyo Stock Exchange Stock Price Index (TOPIX) in Japan.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

Limitations on Futures and Options Transactions. Each trust, on behalf of each fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each fund is not subject to registration or regulation as a CPO.

VIP Contrafund, VIP Growth, VIP Equity-Income, VIP International Capital Appreciation, and VIP Overseas will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

VIP High Income will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's® Investors Service, S&P®, Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases costs and may increase taxable gains.

Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities and common stock.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share (NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Temporary Defensive Policies.

VIP Contrafund, VIP Equity-Income, VIP Growth, VIP International Capital Appreciation, and VIP Overseas reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

VIP High Income reserves the right to invest without limitation in investment-grade securities for temporary, defensive purposes.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

SPECIAL CONSIDERATIONS REGARDING CANADA

Political. Canada's parliamentary system of government is, in general, stable. One of the provinces, Quebec, which has a predominantly French-speaking population, does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. To date, referendums on Quebec sovereignty have been defeated, but the issue remains unresolved. In case a referendum about the independence of Quebec were successful, then the Canadian federal government may be obliged to negotiate with Quebec.

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Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada's largest trading partner and developments in economic policy do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement may make the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas, particularly China, may change the composition of Canada's trade and foreign investment composition in the near future.

SPECIAL CONSIDERATIONS REGARDING EUROPE

The European Union (EU) is an intergovernmental and supranational union of most Western European countries and a growing number of Eastern European countries, each known as a member state. One of the key activities of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established, among other things, the European Economic and Monetary Union (EMU) which sets out different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation, including the adoption of a single currency, the euro. Many member states have adopted, and other member states are generally expected to eventually adopt, the euro as their single currency. When a member state adopts the euro as its currency, the member state no longer controls its own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank. However, certain countries do not qualify for the euro and thus risk being left behind.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members or requires candidates for EMU membership to comply with. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. The countries adopting the euro must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment in some European countries has historically been higher than in the United States and could pose political risk. One or more member states might exit the EU, placing its currency and banking system in jeopardy. Major issues currently facing the EU cover its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the new constitutional treaty, the EU's enlargement to the south and east, and resolving the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. The EU has been extending its influence to the east. It has accepted several Eastern European countries as new members, and has plans to accept several more in the medium-term. It is hoped that membership for these states will help cement economic and political stability. For these countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, new member states which were former Soviet satellites remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the old Soviet Union. Further expansion of the EU has long-term economic benefits, but certain European countries are not viewed as currently suitable for membership, especially the troubled economies of countries further east. Also, as the EU continues to enlarge, the candidate countries' accessions may grow more controversial. Some member states may repudiate certain candidate countries joining the EU upon concerns about the possible economic, immigration, and cultural implications that may result from such enlargement. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. For example, a large segment of the population in the United Kingdom may be indifferent or opposed to the EU, while other countries are generally more in favor of European integration.

It is possible that the gap between rich and poor within the EU's member countries, and particularly among new members that have not met the requirements for joining the EMU may increase, and that realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made which may affect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

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Economic. The EU economy is expected to grow further over the next decade as more countries join the EU - especially considering that the new member states are usually poorer than the EU average, and hence the expected fast GDP growth will help achieve the dynamic of the united Europe. The EU's economic growth has been below that of the United States most years since 1990, and the economic performance of several of its key members, including Germany and Italy, is a matter of serious concern to policy makers.

As economic conditions across member states vary from robust to dismal, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. According to the Maastricht treaty, member countries must maintain tight control over inflation, public debt, and budget deficit in order to qualify for participation in the euro. These requirements severely limit EMU member countries' ability to implement monetary policy to address regional economic conditions.

Currency. Investing in euro-denominated securities entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. Many European countries rely heavily upon export-dependent businesses and any strength in the exchange rate between the euro and the U.S. dollar can have either a positive or a negative effect upon corporate profits.

Nordic Countries. Faced with stronger global competition, the Nordic countries - Denmark, Finland, Norway, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource-dependent and face pressure as a result of high labor costs. Pension reform, union regulation, and further cuts in liberal social programs will likely need to be addressed as the Nordic countries face increased international competition.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries.

Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency.

SPECIAL CONSIDERATIONS REGARDING JAPAN

Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation have helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

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Economic. For three decades from the 1960s through the 1980s, Japan's overall real economic growth had been spectacular. However, growth slowed markedly in the 1990s and Japan's economy fell into a long recession. At present, the Japanese economy could be recovering from this long recession, although uncertainties about its recovery remain. Japan's huge government debt, the aging of the population, an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses are some of the major long-term problems.

Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Japan's economic growth is significantly driven by its exports. Domestic or foreign trade sanctions or other protectionist measures could adversely impact Japan's economy. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena and the resulting damage continue to exist.

A pressing need to sustain Japan's economic recovery and improve its economic growth is the task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, may have to reform themselves to become more competitive. Successful financial sector reform would contribute to Japan's economic recovery at home and would benefit other economies in Asia. Internal conflict over the proper way to reform the banking system exists.

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SPECIAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (EX JAPAN)

Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the European Union.

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Korea. Investors should be aware that investing in Korea involves risks not typically associated with investing in the U.S. securities markets. Relations between North Korea and South Korea remain tense and the possibility of military action between two countries still exists. Corporate and financial sector restructuring initiated by the Korean government, in conjunction with the IMF, after the 1997-1998 Asian financial crisis can be expected to continue but its full impact cannot be predicted yet. Korean economy's reliance on international trade and other Asian economies makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation.

China Region. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion. Although many Taiwanese companies heavily invest in China, a state of hostility continues to exist between China and Taiwan, which Beijing has long deemed a part of China and has made a nationalist cause of recovering it. Taiwan's political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China.

Southeast Asia. In addition to the risks inherent in investing in the emerging markets, the risks of investing in Southeast Asia merit special consideration. Indonesia has restored financial stability and pursued sober fiscal policies since the 1997-1998 Asian financial crisis, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions. In addition, Indonesia continues to be at risk of ethnic, sectarian, and separatist violence. Keys to future growth remain internal reform, peaceful resolution of internal conflicts, building up the confidence of international and domestic investors, and strong global economic growth. In late December 2004, a major tsunami took nearly 127,000 lives, left more than 93,000 people missing and nearly 441,000 people displaced, and destroyed $4.5 to $5.0 billion worth of property. The negative effects of the tsunami are still felt today, and similar natural disasters could happen again.

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SPECIAL CONSIDERATIONS REGARDING LATIN AMERICA

As an emerging market, Latin America historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, in some Latin American countries, a move to sustainable democracy and a more mature and accountable political environment is under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. Investors in the region continue to face a number of potential risks.

A number of Latin American countries are among the largest debtors of developing countries and have a long history of foreign debt and default. The majority of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Historically, government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets.

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SPECIAL CONSIDERATIONS REGARDING EMERGING MARKETS

Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

SPECIAL CONSIDERATIONS REGARDING RUSSIA

Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign and private investors.

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Economic. Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers' ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other government actions, foreign investors could face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

PORTFOLIO TRANSACTIONS

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All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and in accordance with the policies described in this section.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

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Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security.

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The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Brokers

In selecting brokers or dealers (including affiliates of FMR) to execute each fund's portfolio transactions, FMR considers factors deemed relevant in the context of a particular trade and in regard to FMR's overall responsibilities with respect to each fund and other investment accounts, including any instructions from each fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using electronic communications networks (ECNs), electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMR; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best execution, FMR may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. FMR also may select a broker that charges more than the lowest available commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

The Acquisition of Brokerage and Research Products and Services

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Brokers (who are not affiliates of FMR) that execute transactions for each fund may receive higher compensation from each fund than other brokers might have charged each fund, in recognition of the value of the brokerage or research products and services they provide to FMR or its affiliates.

Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; and investment recommendations. FMR may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement FMR's own research activities in providing investment advice to the funds.

Execution Services. In addition, products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including but not limited to communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in personal meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMR and its affiliates may use commission dollars to obtain certain products or services that are not used exclusively in FMR's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMR or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMR. FMR's expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services FMR receives from brokers are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

FMR's Decision-Making Process. Before causing a fund to pay a particular level of compensation, FMR will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to FMR, viewed in terms of the particular transaction for a fund or FMR's overall responsibilities to a fund or other investment companies and investment accounts. While FMR may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither FMR nor the funds incur an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist FMR and its affiliates in terms of its overall investment responsibilities to a fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMR or its affiliates.

Hard Dollar Research Contracts. FMR has arrangements with certain third-party research providers and brokers through whom FMR effects fund trades, whereby FMR may pay with hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. Even with such hard dollar payments, FMR may cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMR, or that may be available from another broker. FMR views its hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and to pay fund expenses, as described below, will decrease. FMR's determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FMR's part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMR may allocate brokerage transactions to brokers (who are not affiliates of FMR) who have entered into arrangements with FMR under which the broker, using predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses, which may be paid to FMR or its affiliates. Not all brokers with whom a fund trades have agreed to participate in brokerage commission recapture. FMR expects that brokers from whom FMR purchases research products and services with hard dollars are unlikely to participate in commission recapture.

Affiliated Transactions

FMR may place trades with certain brokers, including National Financial Services LLC (NFS), with whom it is under common control provided FMR determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

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Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by FMR or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by FMR to be appropriate and equitable to each fund or investment account. In some cases adherence to these procedures could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended December 31, 2006 and 2005, the portfolio turnover rates for each fund are presented in the table below.

Turnover Rates	2006	2005
VIP Contrafund	 75%	 60%
VIP Equity-Income	 22%	 19%
VIP Growth	 114%	 79%
VIP High Income	 65%	 95%
VIP International Capital Appreciation	 185%	 176%
VIP Overseas	 123%	 92%

The following table shows the total amount of brokerage commissions paid by each fund, comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal years ended December 31, 2006, 2005, and 2004. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
VIP Contrafund	December 31
2006		$ 16,825,513	 0.09%
2005		$ 17,675,281	 0.12%
2004		$ 15,753,429	 0.14%
VIP Equity-Income	December 31
2006		$ 3,293,146	 0.03%
2005		$ 6,049,681	 0.06%
2004		$ 6,121,773	 0.06%
VIP Growth	December 31
2006		$ 13,510,491	 0.17%
2005		$ 20,168,966	 0.22%
2004		$ 25,662,044	 0.25%
VIP High Income	December 31
2006		$ 1,973	 0.00%
2005		$ 127,555	 0.01%
2004		$ 1,414	 0.00%
VIP International Capital Appreciation	December 31
2006		$ 171,066	 0.45%
2005		$ 52,830	 0.85%
2004*		$ 2,699	 0.13%
VIP Overseas	December 31
2006		$ 8,779,964	 0.29%
2005		$ 6,424,586	 0.27%
2004		$ 5,338,465	 0.25%

* VIP International Capital Appreciation commenced on December 22, 2004.

The table below shows the total amount of brokerage commissions paid by each fund to NFS for the past three fiscal years. The second table shows the approximate amount of aggregate brokerage commissions paid by a fund to NFS as a percentage of the approximate aggregate dollar amount of transactions for which the fund paid brokerage commissions as well as the percentage of transactions effected by a fund through NFS, in each case for the fiscal year ended 2006. NFS is paid on a commission basis.

Fund	Fiscal Year Ended	Total Amount Paid to NFS
VIP Contrafund	December 31
2006		$ 63,602
2005		$ 214,955
2004		$ 329,726
VIP Equity-Income	December 31
2006		$ 9,656
2005		$ 74,596
2004		$ 127,479
VIP Growth	December 31
2006		$ 57,327
2005		$ 287,955
2004		$ 609,973
VIP High Income	December 31
2006		$ 0
2005		$ 1,086
2004		$ 1
VIP International Capital Appreciation	December 31
2006		$ 313
2005		$ 1,277
2004		$ 4*
VIP Overseas	December 31
2006		$ 736
2005		$ 1,985
2004		$ 4,767

* VIP International Capital Appreciation commenced on December 22, 2004.

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Fund	Fiscal Year Ended 2006	% of Aggregate Commissions Paid to NFS	% of Aggregate Dollar Amount of Transactions Effected through NFS
VIP Contrafund	December 31	 0.38%	 1.41%
VIP Equity-Income	December 31	 0.29%	 1.06%
VIP Growth	December 31	 0.42%	 1.65%
VIP High Income	December 31	 0.00%	 0.00%
VIP International Capital Appreciation	December 31	 0.18%	 1.30%
VIP Overseas	December 31	 0.01%	 0.03%

The following table shows the dollar amount of brokerage commissions paid to firms for providing research services and the approximate dollar amount of the transactions involved for the fiscal year ended 2006.

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Fund	Fiscal Year Ended 2006	$ Amount of Commissions Paid to Firms for Providing Research Services	$ Amount of Brokerage Transactions Involved
VIP Contrafund	December 31	$ 16,428,855	$ 22,692,479,280
VIP Equity-Income	December 31	$ 3,230,359	$ 4,424,232,599
VIP Growth	December 31	$ 13,155,594	$ 15,437,395,824
VIP High Income	December 31	$ 1,973	$ 1,880,666
VIP International Capital Appreciation	December 31	$ 159,295	$ 112,745,266
VIP Overseas	December 31	$ 8,314,526	$ 6,108,224,142

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VALUATION

Each class's NAV is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Growth and Growth & Income Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Income/Taxable Bond Fund. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.

Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

BUYING AND SELLING INFORMATION

Under certain circumstances (for example, at the request of a shareholder), a fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

The following information is only a summary of some of the tax consequences affecting insurance company separate accounts invested in the funds. No attempt has been made to discuss tax consequences affecting variable product owners. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to insurance company separate accounts invested in the fund. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. If a fund failed to qualify as a "regulated investment company" in any year, among other consequences, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code.

Each fund also intends to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder. These diversification requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the assets of an insurance company separate account that may be invested in the securities of a single issuer or a certain number of issuers. Because Section 817(h) and the regulations thereunder treat the assets of each fund as the assets of the related insurance company separate account, each fund must also satisfy these requirements. If a fund failed to satisfy these requirements, a variable annuity or variable life insurance product supported by an insurance company separate account invested in the fund would not be treated as an annuity or as life insurance for tax purposes and would no longer be eligible for tax deferral.

Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their tax returns.

As of December 31, 2006, VIP Growth had an aggregate capital loss carryforward of approximately $1,792,773,530. This loss carryforward, of which $1,748,065,676 and $44,707,854 will expire on December 31, 2010 and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2006, VIP High Income had an aggregate capital loss carryforward of approximately $1,110,768,989. This loss carryforward, of which $249,734,104, $772,554,243, and $88,480,642 will expire on December 31, 2008, 2009, and 2010, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

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TRUSTEES AND OFFICERS

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Each of the Trustees oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1981, 1983, or 1988

Trustee of Fidelity Variable Insurance Products Fund (1981), Fidelity Variable Insurance Products Fund IV (1983), and Fidelity Variable Insurance Products Fund II (1988). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund IV. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income,VIP International Capital Appreciation, and VIP Overseas. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Philip L. Bullen (47)

Year of Election or Appointment: 2006

Vice President of VIP Contrafund. Mr. Bullen also serves as Vice President of certain Equity Funds (2006-present). Mr. Bullen is Senior Vice President of FMR (2001-present) and FMR Co., Inc. (2001-present). Previously, Mr. Bullen served as President and a Director of Fidelity Research & Analysis Company (2001-2005), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002-2006), and a Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (53)

Year of Election or Appointment: 2005

Vice President of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP International Capital Appreciation, and VIP Overseas. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Walter C. Donovan (44)

Year of Election or Appointment: 2005

Vice President of VIP High Income. Mr. Donovan also serves as Vice President of Fidelity's High Income Funds (2005-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Bruce T. Herring (41)

Year of Election or Appointment: 2006

Vice President of VIP Equity-Income and VIP Growth. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

Robert A. Lawrence (54)

Year of Election or Appointment: 2006

Vice President of VIP High Income. Mr. Lawrence also serves as Vice President of the High Income Funds. Mr. Lawrence is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present). Previously, Mr. Lawrence served as President of Fidelity Strategic Investments (2002-2005).

Eric M. Wetlaufer (44)

Year of Election or Appointment: 2006

Vice President of VIP International Capital Appreciation and VIP Overseas. Mr. Wetlaufer also serves as Vice President of certain International Equity Funds (2006-present). Mr. Wetlaufer is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present), and President and Director of Fidelity Management & Research (U.K.) Inc. (2006-present) and Fidelity Research & Analysis Company (2006-present). Before joining Fidelity Investments in 2005, Mr. Wetlaufer was a partner in Oxhead Capital Management (2004-2005). Previously, Mr. Wetlaufer served as a Chief Investment Officer of Putnam Investments (1997-2003).

William Danoff (46)

Year of Election or Appointment: 1995

Vice President of VIP Contrafund. Mr. Danoff serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Danoff worked as a research analyst and portfolio manager. Mr. Danoff also serves as Senior Vice President of FMR (1997) and FMR Co., Inc. (2001).

Stephen R. Petersen (50)

Year of Election or Appointment: 1997

Vice President of VIP Equity-Income. Mr. Petersen also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Petersen worked as a research analyst and portfolio manager. Mr. Petersen also serves as Senior Vice President of FMR (1999) and FMR Co., Inc. (2001).

Jason Weiner (37)

Year of Election or Appointment: 2006

Vice President of VIP Growth. Mr. Weiner also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Weiner worked as a research analyst and portfolio manager. Mr. Weiner also serves as Vice President of FMR (1999) and FMR Co., Inc. (2001).

Matthew J. Conti (40)

Year of Election or Appointment: 2003

Vice President of VIP High Income. Mr. Conti also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti worked as a research analyst and portfolio manager. Mr. Conti also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

Darren Maupin (30)

Year of Election or Appointment: 2006

Vice President of VIP International Capital Appreciation. Mr. Maupin also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Maupin worked as a research analyst and a portfolio manager. Mr. Maupin also serves as a Vice President of FMR and FMR Co., Inc. (2006).

Graeme Rockett (41)

Year of Election or Appointment: 2006

Vice President of VIP Overseas. Mr. Rockett also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Rockett worked as a research analyst and portfolio manager. Mr. Rockett also serves as Vice President of FMR and FMR Co., Inc. (2006).

Eric D. Roiter (58)

Year of Election or Appointment: 1998 or 2004

Secretary of VIP Contrafund (1998), VIP Equity-Income (1998), VIP Growth (1998), VIP High Income (1998), VIP International Capital Appreciation (2004), and VIP Overseas (1998). He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (38)

Year of Election or Appointment: 2007

Assistant Secretary of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP International Capital Appreciation, and VIP Overseas. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP International Capital Appreciation, and VIP Overseas. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP International Capital Appreciation, and VIP Overseas. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP International Capital Appreciation, and VIP Overseas. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP International Capital Appreciation, and VIP Overseas. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP International Capital Appreciation, and VIP Overseas. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP International Capital Appreciation, and VIP Overseas. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP International Capital Appreciation, and VIP Overseas. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP International Capital Appreciation, and VIP Overseas. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP International Capital Appreciation, and VIP Overseas. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 12 standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended December 31, 2006, the committee held 12 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended December 31, 2006, the committee held four meetings.

The Board of Trustees has established three Fund Oversight Committees: the Equity Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach), the Fixed-Income, International, and Special Committee (composed of Ms. Small (Chair), Ms. Knowles, and Mr. Dirks), and the Select and Asset Allocation Committee (composed of Dr. Heilmeier (Chair), Messrs. Keyes and Wolfe). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income, International, and Special Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues, and of international research. The Select and Asset Allocation Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. During the fiscal year ended December 31, 2006, the Equity Committee held 10 meetings, the Fixed-Income, International, and Special Committee held 11 meetings, and the Select and Asset Allocation Committee held 11 meetings.

The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Messrs. Stavropoulos (Chair), Gamper, and Lautenbach, Dr. Heilmeier, and Ms. Small) and the Fixed-Income Contract Committee (composed of Ms. Small (Chair), Mr. Dirks, and Ms. Knowles). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended December 31, 2006, each Fund Contract Committee held four meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Dirks (Chair), Gamper, and Stavropoulos, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended December 31, 2006, the Shareholder, Distribution and Brokerage Committee held 13 meetings.

The Audit Committee is composed of Ms. Knowles (Chair), Dr. Heilmeier, and Messrs. Keyes and Wolfe. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the Fidelity funds' financial statements and any material reports or inquiries received from regulators or governmental agencies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended December 31, 2006, the committee held 15 meetings.

The Governance and Nominating Committee is composed of Messrs. Lautenbach (Chair), Stavropoulos, and Wolfe. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended December 31, 2006, the committee held 10 meetings.

The Board of Trustees established the Compliance Committee (composed of Ms. Small (Chair), Ms. Knowles, and Messrs. Stavropoulos and Wolfe) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended December 31, 2006, the committee held 21 meetings.

The Proxy Voting Committee is composed of Messrs. Gamper (Chair), Dirks, and Keyes. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. During the fiscal year ended December 31, 2006, the committee held two meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2006.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Robert L. Reynolds
VIP Contrafund	none	none
VIP Equity-Income	none	none
VIP Growth	none	none
VIP High Income	none	none
VIP International Capital Appreciation	none	none
VIP Overseas	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Albert R. Gamper, Jr.	George H. Heilmeier	James H. Keyes	Marie L. Knowles
VIP Contrafund	none	none	none	none	none
VIP Equity-Income	none	none	none	none	none
VIP Growth	none	none	none	none	none
VIP High Income	none	none	none	none	none
VIP International Capital Appreciation	none	none	none	none	none
VIP Overseas	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	none	over $100,000
DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP Contrafund	none	none	none	none
VIP Equity-Income	none	none	none	none
VIP Growth	none	none	none	none
VIP High Income	none	none	none	none
VIP International Capital Appreciation	none	none	none	none
VIP Overseas	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended December 31, 2006.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	Dennis J. Dirks	Albert R. Gamper, Jr.	Robert M. Gates[2]	George H. Heilmeier	James H. Keyes[3]	Marie L. Knowles
VIP ContrafundC	$ 5,655	$ 5,633	$ 6,776	$ 5,508	$ 4,598	$ 6,052
VIP Equity-IncomeD	$ 3,354	$ 3,340	$ 4,028	$ 3,266	$ 2,696	$ 3,590
VIP GrowthE	$ 2,424	$ 2,414	$ 2,933	$ 2,357	$ 1,899	$ 2,595
VIP High Income	$ 428	$ 426	$ 516	$ 416	$ 338	$ 458
VIP International Capital Appreciation	$ 11	$ 11	$ 13	$ 11	$ 9	$ 12
VIP OverseasF	$ 905	$ 901	$ 1,087	$ 881	$ 736	$ 969
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 363,500	$ 362,000	$ 435,788	$ 354,000	$ 295,500	$ 389,000
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	William O. McCoy[4]	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP ContrafundC	$ 5,747	$ 5,547	$ 5,632	$ 5,578	$ 5,594
VIP Equity-IncomeD	$ 3,406	$ 3,290	$ 3,340	$ 3,307	$ 3,318
VIP GrowthE	$ 2,456	$ 2,380	$ 2,412	$ 2,389	$ 2,400
VIP High Income	$ 434	$ 420	$ 426	$ 422	$ 423
VIP International Capital Appreciation	$ 11	$ 11	$ 11	$ 11	$ 11
VIP OverseasF	$ 919	$ 888	$ 901	$ 893	$ 895
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 369,333	$ 403,500B	$ 362,000	$ 358,500	$ 359,500

1 Edward C. Johnson 3d, Peter S. Lynch, and Robert L. Reynolds are interested persons and are compensated by FMR.

2 Dr. Gates served on the Board of Trustees through December 2006.

3 During the period from March 1, 2006 through December 31, 2006, Mr. Keyes served as a Member of the Advisory Board. Effective January 1, 2007, Mr. Keyes serves as a Member of the Board of Trustees.

4 Mr. McCoy served on the Board of Trustees through January 1, 2007.

A Reflects compensation received for the calendar year ended December 31, 2006 for 350 funds of 58 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2006, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $148,500; Albert R. Gamper, $146,670; Robert M. Gates, $189,144; George H. Heilmeier, $148,500; Marie L. Knowles, $163,500; Ned C. Lautenbach, $152,667; William O. McCoy, $148,500; Cornelia M. Small, $148,500; William S. Stavropoulos, $148,500; and Kenneth L. Wolfe, $148, 500. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $39,213; and William O. McCoy, $85,287.

B Compensation figures include cash and may include amounts deferred at Mr. McCoy's election under a deferred compensation plan adopted by the other open-end registered investment companies in the fund complex (Other Open-End Funds). Pursuant to the deferred compensation plan, Mr. McCoy, as an Independent Trustee, may elect to defer receipt of all or a portion of his annual fees. Amounts deferred under the deferred compensation plan are credited to an account established for Mr. McCoy on the books of the Other Open-End Funds. Interest is accrued on amounts deferred under the deferred compensation plan. For the calendar year ended December 31, 2006, Mr. McCoy voluntarily elected to defer $47,000.

C Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $3,675; Albert R. Gamper, Jr., $4,114; Robert M. Gates, $4,671; George H. Heilmeier, $3,675; Marie L. Knowles, $4,046; Ned C. Lautenbach, $3,782; William O. McCoy, $3,675; Cornelia M. Small, $3,675;William S. Stavropoulos, $3,675; and Kenneth L. Wolfe, $3,675. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned Lautenbach, $970; and William O. McCoy, $946.

D Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $2,178; Albert R. Gamper, Jr., $2,447; Robert M. Gates, $2,774; George H. Heilmeier, $2,178; Marie L. Knowles, $2,398; Ned C. Lautenbach, $2,240; William O. McCoy, $2,178; Cornelia M. Small, $2,178; William S. Stavropoulos, $2,178; and Kenneth L. Wolfe, $2,178. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned Lautenbach, $576; and William O. McCoy, $562.

E Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $1,572; Albert R. Gamper, Jr., $1,782; Robert M. Gates, $2,015; George H. Heilmeier, $1,572; Marie L. Knowles, $1,731; Ned C. Lautenbach, $1,611; William O. McCoy, $1,572; Cornelia M. Small, $1,572; William S. Stavropoulos, $1,572; and Kenneth L. Wolfe, $1,572. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned Lautenbach, $417; and William O. McCoy, $409.

F Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $588; Albert R. Gamper, Jr., $659; Robert M. Gates, $749; George H. Heilmeier, $588; Marie L. Knowles, $647; Ned C. Lautenbach, $604; William O. McCoy, $588; Cornelia M. Small, $588; William S. Stavropoulos, $588; and Kenneth L. Wolfe, $588. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned Lautenbach, $155; and William O. McCoy, $151.

As of February 28, 2007, approximately 10.08% of VIP Contrafund's, 12.18% of VIP Equity-Income's, 11.68% of VIP Growth's, 23.50% of VIP High Income's, 98.42% of VIP International Capital Appreciation's, and 14.66% of VIP Overseas's total outstanding shares was held by FMR affiliates. FMR Corp. is the ultimate parent company of FMR and these FMR affiliates. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page 36, Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of each fund's shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of February 28, 2007, the following owned of record and/or beneficially 5% or more of each class's outstanding shares:

VIP Contrafund: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (14.21%); ING, Hartford, CT (25.33%); Mass Mutual, Springfield, MA (5.97%); Mutual of America, New York, NY (5.77%); Nationwide Financial, Columbus, OH (7.80%); New York Life Group, New York, NY (6.53%).

VIP Contrafund: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (6.66%); Fidelity Investments Life Insurance Company, Boston, MA (88.55%).

VIP Contrafund: Service Class: Lincoln National, Fort Wayne, IN (26.02%); Nationwide Financial, Columbus, OH (41.65%); Phoenix, Hartford, CT (7.65%).

VIP Contrafund: Service Class 2: Aegon USA, Cedar Rapids, IA (6.35%); Ameriprise Financial Corporation, Minneapolis, MN (19.55%); Hartford Life, Hartford, CT (10.09%); ING, West Chester, PA (12.63%); Lincoln National, Fort Wayne, IN (8.61%); MetLife, Hartford, CT (5.47%); Nationwide Financial, Columbus, OH (6.14%); New York Life Group, New York, NY (5.50%).

VIP Contrafund: Service Class 2 R: Nationwide Financial, Columbus, OH (99.38%).

VIP Equity-Income: Initial Class: Allmerica Financial Corp., Worcester, MA (6.10%); Fidelity Investments Life Insurance Company, Boston, MA (14.09%); ING, Hartford, CT (13.19%); MetLife, Hartford, CT (5.58%); Mutual of America, New York, NY (5.01%); Nationwide Financial, Columbus, OH (13.51%).

VIP Equity-Income: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (6.95%); Fidelity Investments Life Insurance Company, Boston, MA (83.18%).

VIP Equity-Income: Service Class: Guardian Insurance & Annuity Company, Inc., Bethlehem, PA (6.27%); Nationwide Financial, Columbus, OH (87.43%).

VIP Equity-Income: Service Class 2: Aegon USA, Cedar Rapids, IA (9.21%); Genworth Financial, Richmond, VA (7.19%); Harford Life, Hartford, CT (6.96%); ING, West Chester, PA (17.37%); Lincoln National, Fort Wayne, IN (8.80%); Minnesota Mutual Companies, Inc., Saint Paul, MN (8.82%); Nationwide Financial, Columbus, OH (9.96%); New York Life Group, New York, NY (8.25%).

VIP Equity-Income: Service Class 2 R: Nationwide Financial, Columbus, OH (99.10%).

VIP Growth: Initial Class: Allmerica Financial Corp., Worcester, MA (6.21%); Fidelity Investments Life Insurance Company, Boston, MA (12.63%); ING, Hartford, CT (12.41%); MetLife, Hartford, CT (9.33%); Nationwide Financial, Columbus, OH (15.40%).

VIP Growth: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (5.45%); Fidelity Investments Life Insurance Company, Boston, MA (71.02%).

VIP Growth: Service Class: Lincoln National, Fort Wayne, IN (12.46%); Nationwide Financial, Columbus, OH (66.86%); Phoenix, Hartford, CT (6.97%).

VIP Growth: Service Class 2: Aegon USA, Cedar Rapids, IA (8.34%); Genworth Financial, Richmond, VA (8.17%); Hartford Life, Hartford, CT (8.36%); Lincoln National, Fort Wayne, IN (14.19%); Nationwide Financial, Columbus, OH (13.03%); Ohio National Life Insurance Company, Cincinnati, OH (6.05%); Sun Life, Boston, MA (10.38%); The Horace Mann Companies, Springfield, IL (6.93%).

VIP Growth: Service Class 2 R: Nationwide Financial, Columbus, OH (97.90%).

VIP High Income: Initial Class: Allmerica Financial Corp., Worcester, MA (16.58%); American United Life Insurance Company, Indianapolis, IN (6.79%); Fidelity Investments Life Insurance Company, Boston, MA (25.40%); MetLife, Hartford, CT (5.27%); Nationwide Financial, Columbus, OH (22.31%).

VIP High Income: Initial Class R: Fidelity Investments, Boston, MA (100.00%).

VIP High Income: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (5.86%); Fidelity Investments Life Insurance Company, Boston, MA (78.04%).

VIP High Income: Service Class: Nationwide Financial, Columbus, OH (88.81%).

VIP High Income: Service Class 2: Allmerica Financial Corp., Worcester, MA (7.11%); Allstate Life Insurance Company, Bannockburn, IL (10.03%); Ameritas, Lincoln, NE (15.51%); AXA Financial, New York, NY (8.38%); FBL Financial Group, West Des Moines, IA (7.60%); Midland National Life Insurance & Annuity Co., Sioux Falls, SD (7.44%); Nationwide Financial, Columbus, OH (16.67%); Western & Southern, Cincinnati, OH (14.17%).

VIP High Income: Service Class 2 R: Fidelity Investments, Boston, MA (100.00%).

VIP High Income: Service Class R: Fidelity Investments, Boston, MA (100.00%).

VIP International Capital Appreciation: Initial Class: Aegon USA, Cedar Rapids, IA (63.70%); Fidelity Investments, Boston, MA (35.48%).

VIP International Capital Appreciation: Initial Class R: Empire Fidelity Investments Life Insurance Company, New York, NY (10.71%); Fidelity Investments Life Insurance Company, Boston, MA (87.29%).

VIP International Capital Appreciation: Investor Class R: Empire Fidelity Investments Life Insurance Company, New York, NY (8.49%); Fidelity Investments Life Insurance Company, Boston, MA (91.07%).

VIP International Capital Appreciation: Service Class: Fidelity Investments, Boston, MA (100.00%).

VIP International Capital Appreciation: Service Class 2: Fidelity Investments, Boston, MA (86.62%); Great West, Englewood, CO (13.38%).

VIP International Capital Appreciation: Service Class 2 R: Fidelity Investments, Boston, MA (100.00%).

VIP International Capital Appreciation: Service Class R: Fidelity Investments, Boston, MA (100.00%).

VIP Overseas: Initial Class: American United Life Insurance Company, Indianapolis, IN (8.88%); Fidelity Investments Life Insurance Company, Boston, MA (13.35%); Genworth Financial, Richmond, VA (5.90%); ING, Hartford, CT (8.11%); MetLife, Boston, MA (11.10%); Nationwide Financial, Columbus, OH (13.25%).

VIP Overseas: Initial Class R: Fidelity Investments Life Insurance Company, Boston, MA (51.08%); Nationwide Financial, Columbus, OH (30.50%); Nationwide Financial, Newark, DE (13.72%).

VIP Overseas: Investor Class R: Empire Fidelity Investments Life Insurance Company, New York, NY (5.68%); Fidelity Investments Life Insurance Company, Boston, MA (75.38%).

VIP Overseas: Service Class: Ameriprise Financial Corporation, Minneapolis, MN (47.16%); Ameritas, Lincoln, NE (6.40%); Nationwide Financial, Columbus, OH (38.53%).

VIP Overseas: Service Class 2: Allstate Life Insurance Company, Lincoln, NE (5.86%); Ameriprise Financial Corporation, Minneapolis, MN (46.82%); Lincoln National, Fort Wayne, IN (20.11%); MetLife, Hartford, CT (6.04%); Principal Financial Group, Des Moines, IA (5.17%).

VIP Overseas: Service Class 2 R: Nationwide Financial, Columbus, OH (99.99%).

VIP Overseas: Service Class R: Nationwide Financial, Columbus, OH (98.65%).

As of February 28, 2007, approximately 33.68% of VIP High Income's total outstanding shares was held by Nationwide Financial, Columbus, OH.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., and FMR Co., Inc. (FMRC). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity International Investment Advisors (FIIA), Fidelity Investments Japan Limited (FIJ), and Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. At present, the primary business activities of FIL and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

FMR, FMRC, FMR U.K., FRAC, FIJ, FIIA, FIIA(U.K.)L (the Investment Advisers), FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent and pricing and bookkeeping agent, and the costs associated with securities lending, as applicable, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. Each fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fees. For the services of FMR under the management contract, each fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

The following is the fee schedule for the income fund.

INCOME FUND
GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.3700%	$ 1 billion	.3700%
3	-		6.3400	50.2188
6	-		9.3100	100.1869
9	-		12.2800	150.1736
12	-		15.2500	200.1652
15	-		18.2200	250.1587
18	-		21.2000	300.1536
21	-		24.1900	350.1494
24	-		30.1800	400.1459
30	-		36.1750	450.1427
36	-		42.1700	500.1399
42	-		48.1650	550.1372
48	-		66.1600	600.1349
66	-		84.1550	650.1328
84	-		120.1500	700.1309
120	-		156.1450	750.1291
156	-		192.1400	800.1275
192	-		228.1350	850.1260
228	-		264.1300	900.1246
264	-		300.1275	950.1233
300	-		336.1250	1,000.1220
336	-		372.1225	1,050.1209
372	-		408.1200	1,100.1197
408	-		444.1175	1,150.1187
444	-		480.1150	1,200.1177
480	-		516.1125	1,250.1167
516	-		587.1100	1,300.1158
587	-		646.1080	1,350.1149
646	-		711.1060	1,400.1141
711	-		782.1040
782	-		860.1020
860	-		946.1000
946	-		1,041.0980
1,041	-		1,145.0960
1,145	-		1,260.0940
Over			1,260.0920

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,177 billion of group net assets - the approximate level for December 2006 - was 0.1181%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,177 billion.

The following is the fee schedule for the equity growth/ growth & income funds.

GROWTH/GROWTH & INCOME FUNDS
GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-		6.4900	50.3823
6	-		9.4600	100.3512
9	-		12.4300	150.3371
12	-		15.4000	200.3284
15	-		18.3850	250.3219
18	-		21.3700	300.3163
21	-		24.3600	350.3113
24	-		30.3500	400.3067
30	-		36.3450	450.3024
36	-		42.3400	500.2982
42	-		48.3350	550.2942
48	-		66.3250	600.2904
66	-		84.3200	650.2870
84	-		102.3150	700.2838
102	-		138.3100	750.2809
138	-		174.3050	800.2782
174	-		210.3000	850.2756
210	-		246.2950	900.2732
246	-		282.2900	950.2710
282	-		318.2850	1,000.2689
318	-		354.2800	1,050.2669
354	-		390.2750	1,100.2649
390	-		426.2700	1,150.2631
426	-		462.2650	1,200.2614
462	-		498.2600	1,250.2597
498	-		534.2550	1,300.2581
534	-		587.2500	1,350.2566
587	-		646.2463	1,400.2551
646	-		711.2426
711	-		782.2389
782	-		860.2352
860	-		946.2315
946	-		1,041.2278
1,041	-		1,145.2241
1,145	-		1,260.2204
Over			1,260.2167

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,177 billion of group net assets - the approximate level for December 2006 - was 0.2621%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,177 billion.

VIP Contrafund's, VIP Equity-Income's, VIP Growth's, VIP High Income's, VIP International Capital Appreciation's, and VIP Overseas' individual fund fee rates are 0.3000%, 0.2000%, 0.3000%, 0.4500%, 0.4500%, and 0.4500%, respectively. Based on the average group net assets of the funds advised by FMR for December 2006, each fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
VIP Contrafund	0.2621%	+	0.3000%	=	0.5621%
VIP Equity-Income	0.2621%	+	0.2000%	=	0.4621%
VIP Growth	0.2621%	+	0.3000%	=	0.5621%
VIP High Income	0.1181%	+	0.4500%	=	0.5681%
VIP International Capital Appreciation	0.2621%	+	0.4500%	=	0.7121%
VIP Overseas	0.2621%	+	0.4500%	=	0.7121%

One-twelfth of the management fee rate is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund	Fiscal Years Ended December 31	Management Fees Paid to FMR
VIP Contrafund	2006	$ 106,556,930
	2005	$ 81,763,602
	2004	$ 64,250,053
VIP Equity-Income	2006	$ 51,498,631
	2005	$ 50,995,618
	2004	$ 50,339,584
VIP Growth	2006	$ 43,960,841
	2005	$ 51,256,288
	2004	$ 58,590,211
VIP High Income	2006	$ 7,904,598
	2005	$ 9,138,183
	2004	$ 10,407,413
VIP International Capital Appreciation	2006	$ 269,846
	2005	$ 44,674
	2004	$ 389*
VIP Overseas	2006	$ 21,497,437
	2005	$ 17,341,800
	2004	$ 15,178,054

* VIP International Capital Appreciation commenced on December 22, 2004.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which, in the case of certain classes, is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns and yield, and repayment of the reimbursement by a class will lower its returns and yield.

Sub-Adviser - FMRC. On behalf of each fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund.

Under the terms of the sub-advisory agreements for each fund, FMR pays FMRC fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FMRC are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Fees paid to FMRC by FMR on behalf of each fund for the past three fiscal years are shown in the following table.

Fund	Fiscal Year Ended December 31	Fees Paid to FMRC
VIP Contrafund	2006	$ 53,275,623
	2005	$ 39,872,200
	2004	$ 32,122,770
VIP Equity-Income	2006	$ 25,750,672
	2005	$ 51,148,557
	2004	$ 25,166,392
VIP Growth	2006	$ 21,978,963
	2005	$ 25,892,867
	2004	$ 29,292,316
VIP High Income	2006	$ 3,953,483
	2005	$ 4,648,310
	2004	$ 5,203,631
VIP International Capital Appreciation	2006	$ 134,573
	2005	$ 16,787
	2004	$ 195*
VIP Overseas	2006	$ 10,726,077
	2005	$ 8,551,817
	2004	$ 7,579,003

* VIP International Capital Appreciation commenced on December 22, 2004.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into a master international research agreement with FIIA. On behalf of each fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States.

Under the terms of the master international research agreement, FMR pays FIIA an amount based on a fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the terms of the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

For the past three fiscal years, no fees were paid to FIIA(U.K.)L and FIJ for providing investment advice and research services pursuant to the research agreements.

For providing investment advice and research services pursuant to the research agreements, fees paid to FIIA on behalf of the funds for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FIIA
VIP Contrafund
2006	$ 659,355
2005	$ 751,578
2004	$ 837,925
VIP Equity-Income
2006	$ 195,169
2005	$ 333,786
2004	$ 476,158
VIP Growth
2006	$ 187,865
2005	$ 220,535
2004	$ 435,913
VIP High Income
2006	$ 24,287
2005	$ 53,617
2004	$ 71,592
VIP International Capital Appreciation
2006	$ 7,586
2005	$ 1,982
2004	$ 0*
VIP Overseas
2006	$ 726,434
2005	$ 832,478
2004	$ 977,130

* VIP International Capital Appreciation commenced on December 22, 2004.

Sub-Adviser - FRAC. On behalf of each fund FMR,FMRC, and FRAC have entered into a research agreement. Pursuant to the research agreement, FRAC provides investment advice and research services on domestic issuers. The Board of Trustees approved the new research agreement with FRAC on January 19, 2006.

Under the terms of the research agreement, FMR and FMRC agree, in the aggregate, to pay FRAC a monthly fee equal to 110% of FRAC's costs incurred in providing investment advice and research services for each fund.

Fees paid to FRAC on behalf of each fund for the past fiscal year are shown in the following table.

Fund	Fiscal Year Ended December 31	Fees Paid to FRAC
VIP Contrafund	2006	$ 4,152,229
VIP Equity Income	2006	$ 2,384,771
VIP Growth	2006	$ 1,432,046
VIP High Income	2006	$ 276,048
VIP International Capital Appreciation	2006	$ 8,926
VIP Overseas	2006	$ 647,118

Sub-Advisers - FMR U.K., FRAC, FIIA, FIIA(U.K.)L, and FIJ. On behalf of VIP Contrafund, VIP High Income, VIP International Capital Appreciation, and VIP Overseas, FMR has entered into sub-advisory agreements with FMR U.K. and FRAC. On behalf of VIP International Capital Appreciation and VIP Overseas, FMR has entered into a sub-advisory agreement with FIIA. On behalf of VIP International Capital Appreciation and VIP Overseas, FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L and FIJ. On behalf of VIP Contrafund, VIP High Income, VIP International Capital Appreciation, and VIP Overseas, FRAC has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services).

Under the terms of the sub-advisory agreements, for providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

  FMR pays FMR U.K. fees equal to 110% of FMR U.K.'s costs incurred in connection with providing investment advice and research services.
  FMR pays FRAC fees equal to 105% of FRAC's costs incurred in connection with providing investment advice and research services.
  FMR pays FIIA a fee equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.
  FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing investment advice and research services.
  FIIA pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advice and research services.
  FRAC pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FRAC.

On behalf of VIP Contrafund, VIP High Income, VIP International Capital Appreciation, and VIP Overseas, under the terms of the sub-advisory agreements, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

  FMR pays FMR U.K. a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FMR pays FRAC a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FMR pays FIIA a fee equal to 57% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FIIA pays FIIA(U.K.)L a fee equal to a percentage of the fund's monthly average net assets managed by FIIA(U.K.)L on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIIA(U.K.)L on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIIA(U.K.)L on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIIA(U.K.)L (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the following graduated fee rate schedule.
Average Group Assets			Annualized Fee Rate
from $0	-	$500 million	0.30%
$500 million	-	$1 billion	0.25%
over		$1 billion	0.20%

FIIA(U.K.)L's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

  FIIA pays FIJ a fee equal to a percentage of the fund's monthly average net assets managed by FIJ on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIJ on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIJ on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIJ (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the following graduated fee rate schedule.
Average Group Assets			Annualized Fee Rate
from $0	-	$200 million	0.30%
$200 million	-	$500 million	0.25%
over		$500 million	0.20%

FIJ's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

  FRAC pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advisory and order execution services for a fund to FRAC.



For the past three fiscal years, no fees were paid to FMR U.K., FRAC, FIIA, FIIA(U.K.)L, and FIJ on behalf of the funds for providing non-discretionary investment advice and research services pursuant to the sub-advisory agreements.

For the past three fiscal years, no fees were paid to FMR U.K., FIIA, and FIIA(U.K.)L on behalf of the funds for providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements.

For providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements, fees paid to FRAC and FIJ on behalf of VIP Contrafund, VIP Equity-Income, VIP Growth, International Capital Appreciation and VIP Overseas for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FRAC	FIJ
VIP Contrafund
2006	$ 2,677	$ 6,129
2005	$ 1,121	$ 2,160
2004	$ 550	$ 864
VIP Equity-Income
2006	$ 95	$ 216
2005	$ 551	$ 675
2004	$ 283	$ 351
VIP Growth
2006	$ 2,907	$ 4,266
2005	$ 639	$ 2,241
2004	$ 291	$ 162
VIP International Capital Appreciation
2006	$ 325	$ 8,937
2005	$ 67	$ 9,126
2004	$ 0*	$ 486*
VIP Overseas
2006	$ 22,166	$ 20,358
2005	$ 10,064	$ 14,067
2004	$ 9,266	$ 11,070

* VIP International Capital Appreciation commenced on December 22, 2004.

For the past three fiscal years, no fees were paid to FMR U.K., FRAC, and FIJ on behalf of VIP High Income for providing non-discretionary or discretionary services pursuant to the sub-advisory agreements.

William Danoff is the portfolio manager of VIP Contrafund and receives compensation for his services. Stephen Petersen is the portfolio manager of VIP Equity-Income and receives compensation for his services. Jason Weiner is the portfolio manager of VIP Growth and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the benchmark index identified below for the fund, and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the peer groups identified below for the fund. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

Fund	Benchmark Index	Lipper Peer Group	Morningstar Peer Group
VIP Contrafund	S&P 500 Index	N/A	Large Cap Value; Large Cap Blend; Large Cap Growth; Mid Cap Value; Mid Cap Blend; Mid Cap Growth
VIP Equity-Income	Russell 3000 Value Index	Lipper Equity Income Objective	N/A
VIP Growth	Russell 3000 Growth	N/A	Large Cap Growth; Mid Cap Growth

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Danoff as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 97,048	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 68,576	none	none

* Includes VIP Contrafund ($20,895 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end

As of December 31, 2006, the dollar range of shares of VIP Contrafund beneficially owned by Mr. Danoff was none.

The following table provides information relating to other accounts managed by Mr. Petersen as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 68,439	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Equity-Income ($12,001 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Equity-Income beneficially owned by Mr. Petersen was $100,001-$500,000.

The following table provides information relating to other accounts managed by Mr. Weiner as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 13,202	none	$2,849
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Growth ($7,206 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Growth beneficially owned by Mr. Weiner was none.

Graeme Rockett is the portfolio manager of VIP Overseas and receives compensation for his services. Darren Maupin is the portfolio manager of VIP International Capital Appreciation and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR international equity funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over each portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a Morningstar peer group. A smaller, subjective component of each portfolio manager's bonus is based on each portfolio manager's overall contribution to management of FMR. The portion of Mr. Rockett's bonus that is linked to the investment performance of VIP Overseas is based on the pre-tax investment performance of the fund measured against the MSCI EAFE Index (net MA tax) and the pre-tax investment performance of the fund (based on the performance of the fund's Initial Class) within the Morningstar Foreign Large Cap Blend Category. The portion of Mr. Maupin's bonus that is linked to the investment performance of VIP International Capital Appreciation is based on the fund's pre-tax investment performance measured against the MSCI All Country World ex US Index (net MA tax) and the pre-tax investment performance of the fund (based on the performance of the fund's Initial Class) within the Morningstar Foreign Large Cap Value, Foreign Large Cap Blend, and Foreign Large Cap Growth Categories. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Rockett as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,470	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,214	none	none

* Includes VIP Overseas ($3,256 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP Overseas beneficially owned by Mr. Rockett was none.

The following table provides information relating to other accounts managed by Mr. Maupin as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	7	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 2,455	$760	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,831	none	none

* Includes VIP International Capital Appreciation ($45 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP International Capital Appreciation beneficially owned by Mr. Maupin was none.

Matthew Conti is the portfolio manager of VIP High Income and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index or within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods up to five years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP High Income is based on the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Lipper High Current Yield (VIP) Objective. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by the fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Conti as of December 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,763	$ 677	$ 1,571
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP High Income ($1,389 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2006, the dollar range of shares of VIP High Income beneficially owned by Mr. Conti was none.

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

 A. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

 B. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

 C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

 D. Non-routine proposals will generally be voted in accordance with the guidelines.

 E. Non-routine proposals not covered by the guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR's Investment and Advisor Compliance Department. A significant pattern of such proposals or other special circumstances will be referred to the Fund Board Proxy Voting Committee or its designee.

 F. FMR will vote on shareholder proposals not specifically addressed by the guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

 G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of these guidelines, but FMR may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

 H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

 I. Where a management-sponsored proposal is inconsistent with the guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election

II. Definitions (as used in this document)

 A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; Poison Pills; and any other provision that eliminates or limits shareholder rights.

 B. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

 C. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

 D. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

 E. Sunset provision - a condition in a charter or plan that specifies an expiration date.

 F. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

 G. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

 H. Large Capitalization Company - a company included in the Russell 1000® stock index.

 I. Small Capitalization Company - a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

 I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

III. Directors

 A. Incumbent Directors

 FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

 FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

 1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

 With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

 a. The Poison Pill includes a Sunset Provision of less than 5 years;

 b. The Poison Pill includes a Permitted Bid Feature;

 c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

 d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

 FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

 2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options.

 4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether it has been proven that the company engaged in options backdating.

 5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to these guidelines and the company has failed to act on that commitment.

 6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

 B. Indemnification

 FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

 C. Independent Chairperson

 FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

 D. Majority Director Elections

 FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

 A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards).

 FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

 1. (a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large Capitalization Company, 15% for a Small Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the plan or the amendments is acceptable.

 2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

 3. The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

 4. Awards to non-employee directors are subject to management discretion.

 5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

 FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

 1. The shares are granted by a compensation committee composed entirely of independent directors; and

 2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

 B. Equity Exchanges and Repricing

 FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

 1. Whether the proposal excludes senior management and directors;

 2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

 3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

 4. The company's relative performance compared to other companies within the relevant industry or industries;

 5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

 6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

 C. Employee Stock Purchase Plans

 FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

 D. Employee Stock Ownership Plans (ESOPs)

 FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

 E. Executive Compensation

 FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

 F. Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

 FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

 A. The Poison Pill includes the following features:

 1. A sunset provision of no greater than 5 years;

 2. Linked to a business strategy that is expected to result in greater value for the shareholders;

 3. Requires shareholder approval to be reinstated upon expiration or if amended;

 4. Contains a Permitted Bid Feature; and

 5. Allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

 C. It is a fair price amendment that considers a two-year price history or less.

 FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

 A. Increases in Common Stock

 FMR will generally vote against a provision to increase a Company's common stock if such increase will result in a total number of authorized shares greater than 3 times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to 5 times the current number of outstanding and scheduled to be issued shares is generally acceptable.

 B. New Classes of Shares

 FMR will generally vote against the introduction of new classes of stock with differential voting rights.

 C. Cumulative Voting Rights

 FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

 D. Acquisition or Business Combination Statutes

 FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

 E. Incorporation or Reincorporation in Another State or Country

 FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Auditors

 A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.

 B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor for audit or non-audit services for the company.

VIII. Shares of Investment Companies

 A. When a Fidelity Fund invests in an underlying Fidelity fund, FMR will vote in the same proportion as all other shareholders of such underlying fund or class ("echo voting").

 B. Certain Fidelity Funds may invest in shares of Fidelity Central Funds. Central Fund shares, which are held exclusively by Fidelity funds or accounts managed by an FMR affiliate, will be voted in favor of proposals recommended by the Central Funds' Board of Trustees.

IX. Other

 A. Voting Process

 FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

 B. Regulated Industries

 Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans on behalf of Initial Class R and Service Class R of VIP High Income, VIP International Capital Appreciation, and VIP Overseas, and Service Class 2 R of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Initial Class R, Service Class R, and Service Class 2 R and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

The Rule 12b-1 Plan adopted for Service Class R of VIP High Income, VIP International Capital Appreciation, and VIP Overseas and Service Class 2 R of each fund is described in the prospectus for that class.

SERVICE CLASS R DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Service Class R shares of VIP High Income, VIP International Capital Appreciation, and VIP Overseas for the fiscal year ended December 31, 2006.

Fund	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries
VIP High Income	$ 86	$ 86
VIP International Capital Appreciation	$ 361	$ 361
VIP Overseas	$ 129,525	$ 129,525

SERVICE CLASS 2 R DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Service Class 2 R shares of each fund for the fiscal year ended December 31, 2006.

Fund	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries
VIP Contrafund	$ 59,383	$ 59,383
VIP Equity-Income	$ 29,066	$ 29,066
VIP Growth	$ 14,245	$ 14,245
VIP High Income	$ 218	$ 218
VIP International Capital Appreciation	$ 1,197	$ 1,197
VIP Overseas	$ 150,770	$ 150,770

Under the Initial Class R Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Initial Class R Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class R shares and/or support services that benefit variable product owners. In addition, the Initial Class R Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, primarily insurance companies or their affiliated broker-dealers or other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class R shares of VIP High Income, VIP International Capital Appreciation, and VIP Overseas.

Under the Service Class R and Service Class 2 R Plans, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by each Plan. The Service Class R and Service Class 2 R Plans specifically recognize that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class R and Service Class 2 R shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Service Class R and Service Class 2 R shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and variable product owners. In particular, the Trustees noted that the Initial Class R Plan does not authorize payments by Initial Class R of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain support services that benefit variable product owners may be provided more effectively under the Plans by insurance companies and their affiliates with whom variable product owners have other relationships.

Each Service Class R and Service Class 2 R Plans does not provide for specific payments by Service Class R and Service Class 2 R of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC or an affiliate may compensate intermediaries (primarily insurance companies or their affiliated broker-dealers or other service-providers) that distribute and/or service the funds. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sale of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.10% of the total assets of all VIP Funds on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

These additional payments and expenses, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The funds' transfer agent or an affiliate may also make payments and reimbursements from their own resources to certain intermediaries for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each class of each fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operating Company, Inc. (FIIOC), an affiliate of FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for each class of each fund.

For providing transfer agency services, FIIOC receives an asset-based fee, calculated and paid monthly on the basis of each class's average daily net assets, with respect to each account in a fund.

For VIP Contrafund, VIP Equity-Income, VIP Growth, VIP International Capital Appreciation, and VIP Overseas, the asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FIIOC receives a separate asset-based monthly fee from each fund to cover the expense of typesetting and printing prospectuses, statements of additional information, and other reports to existing shareholders, with the exception of proxy statements.

FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries for transfer agency and related recordkeeping services with respect to insurance contract owners' accounts. Because intermediaries may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.

Each fund has also entered into a service agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate). VIP Contrafund, VIP Equity-Income, VIP Growth, VIP International Capital Appreciation, and VIP Overseas has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund, maintains each fund's portfolio and general accounting records, and administers VIP Contrafund, VIP Equity-Income, VIP Growth, VIP International Capital Appreciation, and VIP Overseas' securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for certain domestic equity funds are 0.0389% of the first $500 million of average net assets, 0.0275% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for certain taxable domestic fixed-income funds are 0.0415% of the first $500 million of average net assets, 0.0301% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for certain international funds are 0.0518% of the first $500 million of average net assets, 0.0415% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.


Pricing and bookkeeping fees paid by the funds to FSC for the past three fiscal years are shown in the following table.

Fund	2006	2005	2004
VIP Contrafund	$ 1,762,513	$ 1,567,727	$ 1,416,796
VIP Equity-Income	$ 1,414,943	$ 1,405,104	$ 1,392,621
VIP Growth	$ 1,269,189	$ 1,323,468	$ 1,376,271
VIP High Income	$ 502,943	$ 568,878	$ 687,297
VIP International Capital Appreciation	$ 20,752	$ 2,559	$ 875*
VIP Overseas	$ 1,378,252	$ 1,115,445	$ 975,726

* VIP International Capital Appreciation commenced on December 22, 2004.

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

For the fiscal years ended December 31, 2006, 2005, and 2004, VIP High Income did not pay FSC for securities lending.

Payments made by the funds to FSC for securities lending for the past three fiscal years are shown in the following table.

Fund	2006	2005	2004
VIP Contrafund	$ 43,112	$ 54,135	$ 46,007
VIP Equity-Income	$ 33,248	$ 10,483	$ 10,956
VIP Growth	$ 13,881	$ 3,525	$ 11,407
VIP International Capital Appreciation	$ 96	$ 0	$ 0*
VIP Overseas	$ 21,762	$ 21,764	$ 16,475

* VIP International Capital Appreciation commenced on December 22, 2004.

DESCRIPTION OF THE TRUSTS

Trust Organization. Equity-Income Portfolio, Growth Portfolio, High Income, and Overseas Portfolio are funds of Variable Insurance Products Fund, an open-end management investment company created under an initial declaration of trust dated November 13, 1981. Contrafund® Portfolio is a fund of Variable Insurance Products Fund II, an open-end management investment company created under an initial declaration of trust dated March 21, 1988. International Capital Appreciation Portfolio is a fund of Variable Insurance Products Fund IV, an open-end management investment company created under an initial declaration of trust dated June 6, 2003. Currently, there are six funds offered in Variable Insurance Products Fund: VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP High Income Portfolio, VIP Money Market Portfolio, VIP Overseas Portfolio, and VIP Value Portfolio. Currently, there are six funds offered in Variable Insurance Products Fund II: VIP Asset ManagerSM  Portfolio, VIP Asset Manager: Growth® Portfolio, VIP Contrafund Portfolio, VIP Disciplined Small Cap Portfolio, VIP Index 500 Portfolio, and VIP Investment Grade Bond Portfolio. Currently, there are 36 funds offered in Variable Insurance Products Fund IV: VIP Consumer Discretionary Portfolio, VIP Consumer Staples Portfolio, VIP Energy Portfolio, VIP Financial Services Portfolio, VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio, VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, VIP FundsManager 85% Portfolio, VIP Growth Stock Portfolio, VIP Health Care Portfolio, VIP Industrials Portfolio, VIP International Capital Appreciation Portfolio, VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio, VIP Materials Portfolio, VIP Real Estate Portfolio, VIP Strategic Income Portfolio, VIP Technology Portfolio, VIP Telecommunications Portfolio, VIP Utilities Portfolio, and VIP Value Leaders Portfolio. The Trustees are permitted to create additional funds in the trusts and to create additional classes of the funds.

The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in a trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the respective trusts shall be allocated between or among any one or more of its funds or classes.

Shareholder Liability. Each trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

Each Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. Each Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. Each Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. Each Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

Each trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of each trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts is custodian of the assets of VIP Contrafund and VIP International Capital Appreciation. JPMorgan Chase Bank, 270 Park Avenue, New York, New York is custodian of the assets of VIP Overseas. The Bank of New York, 110 Washington Street, New York, New York is custodian of the assets of VIP High Income. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of VIP Equity-Income. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of VIP Growth. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, and VIP International Capital Appreciation in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP International Capital Appreciation, and VIP Overseas in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of VIP Contrafund's and VIP International Capital Appreciation's custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firms. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for VIP Equity-Income, VIP Growth, VIP High Income, VIP International Capital Appreciation, and VIP Overseas and provides other audit, tax, and related services.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for VIP Contrafund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended December 31, 2006, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

1. Each fund will provide a full list of holdings as of the end of the fund's fiscal quarter on www.advisor.fidelity.com 60 days after its fiscal quarter-end.

2. Each fund will provide its top ten holdings (excluding cash and futures) as of the end of the calendar quarter on www.fidelity.com 15 or more days after the calendar quarter-end. This information may also be provided to insurance companies via an electronic reporting tool at that time.

This information will be available on the web site until updated for the next applicable period.

Each fund may also from time to time provide specific fund level performance attribution information and statistics to the Board or third parties, such as variable product owners or prospective variable product owners, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full holdings daily, on the next business day); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly, four or more calendar days after the end of the week); Moody's Investors Service (full holdings weekly, four or more calendar days after the end of the week); and Anacomp Inc. (full or partial holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

Fidelity, Asset Manager: Growth, Contrafund, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

Asset Manager is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

Variable Insurance Products Fund IV

Post-Effective Amendment No. 88

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) (1) Amended and Restated Declaration of Trust, dated February 15, 2001, is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 53.

(2) Amendment to the Declaration of Trust, dated December 14, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 68.

(b) Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 63.

(c) Not applicable.

(d) (1) Management Contract between Consumer Industries Portfolio (currently Consumer Discretionary Portfolio) and Fidelity Management & Research Company, dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 54.

(2) Management Contract between Cyclical Industries Portfolio (currently Industrials Portfolio) and Fidelity Management & Research Company, dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 54.

(3) Management Contract between Financial Services Portfolio and Fidelity Management & Research Company, dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 54.

(4) Management Contract between Growth Stock Portfolio and Fidelity Management & Research Company, dated November 14, 2002, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 60.

(5) Management Contract between Health Care Portfolio and Fidelity Management & Research Company, dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 54.

(6) Management Contract between International Capital Appreciation Portfolio and Fidelity Management & Research Company, dated November 18, 2004, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 67.

(7) Management Contract between Natural Resources Portfolio (currently Energy Portfolio) and Fidelity Management & Research Company, dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 54.

(8) Management Contract between Real Estate Portfolio and Fidelity Management & Research Company, dated July 18, 2002, is incorporated herein by reference to Exhibit d(7) of Post-Effective Amendment No. 57.

(9) Management Contract between Strategic Income Portfolio and Fidelity Management & Research Company, dated November 20, 2003, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 64.

(10) Management Contract between Technology Portfolio and Fidelity Management & Research Company, dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 54.

(11) Management Contract between Telecommunications & Utilities Growth Portfolio (currently Utilities Portfolio) and Fidelity Management & Research Company, dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 54.

(12) Management Contract between Value Leaders Portfolio and Fidelity Management & Research Company, dated April 17, 2003, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 62.

(13) Form of Management Contract between Consumer Staples Portfolio and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 85.

(14) Form of Management Contract between Materials Portfolio and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 85.

(15) Form of Management Contract between Telecommunications Portfolio and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 85.

(16) Management Contract between Freedom 2005 Portfolio and Strategic Advisers, Inc., dated March 17, 2005, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 76.

(17) Management Contract between Freedom 2010 Portfolio and Strategic Advisers, Inc., dated March 17, 2005, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 76.

(18) Management Contract between Freedom 2015 Portfolio and Strategic Advisers, Inc., dated March 17, 2005, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 76.

(19) Management Contract between Freedom 2020 Portfolio and Strategic Advisers, Inc., dated March 17, 2005, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 76.

(20) Management Contract between Freedom 2025 Portfolio and Strategic Advisers, Inc., dated March 17, 2005, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 76.

(21) Management Contract between Freedom 2030 Portfolio and Strategic Advisers, Inc., dated March 17, 2005, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 76.

(22) Management Contract between Freedom Income Portfolio and Strategic Advisers, Inc., dated March 17, 2005, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 76.

(23) Management Contract between Freedom Lifetime Income I Portfolio and Strategic Advisers, Inc., dated June 16, 2005, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 83.

(24) Management Contract between Freedom Lifetime Income II Portfolio and Strategic Advisers, Inc., dated June 16, 2005, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 83.

(25) Management Contract between Freedom Lifetime Income III Portfolio and Strategic Advisers, Inc., dated June 16, 2005, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 83.

(26) Management Contract between Investor Freedom 2005 Portfolio and Strategic Advisers, Inc., dated June 16, 2005, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 83.

(27) Management Contract between Investor Freedom 2010 Portfolio and Strategic Advisers, Inc., dated June 16, 2005, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 83.

(28) Management Contract between Investor Freedom 2015 Portfolio and Strategic Advisers, Inc., dated June 16, 2005, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 83.

(29) Management Contract between Investor Freedom 2020 Portfolio and Strategic Advisers, Inc., dated June 16, 2005, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 83.

(30) Management Contract between Investor Freedom 2025 Portfolio and Strategic Advisers, Inc., dated June 16, 2005, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 83.

(31) Management Contract between Investor Freedom 2030 Portfolio and Strategic Advisers, Inc., dated June 16, 2005, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 83.

(32) Management Contract between Investor Freedom Income Portfolio and Strategic Advisers, Inc., dated June 16, 2005, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 83.

(33) Management Contract between FundsManager 20% Portfolio and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 84.

(34) Management Contract between FundsManager 50% Portfolio and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 84.

(35) Management Contract between FundsManager 70% Portfolio and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 84.

(36) Management Contract between FundsManager 85% Portfolio and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 84.

(37) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company, dated March 17, 2005, for Freedom 2005 Portfolio is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 78.

(38) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company, dated March 17, 2005, for Freedom 2010 Portfolio is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 78.

(39) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company, dated March 17, 2005, for Freedom 2015 Portfolio is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 78.

(40) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company, dated March 17, 2005, for Freedom 2020 Portfolio is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 78.

(41) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company, dated March 17, 2005, for Freedom 2025 Portfolio is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 78.

(42) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company, dated March 17, 2005, for Freedom 2030 Portfolio is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 78.

(43) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company, dated March 17, 2005, for Freedom Income Portfolio is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 78.

(44) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Freedom Lifetime Income I Portfolio, dated June 16, 2005, is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 80.

(45) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Freedom Lifetime Income II Portfolio, dated June 16, 2005, is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 80.

(46) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Freedom Lifetime Income III Portfolio, dated June 16, 2005, is incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 80.

(47) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Investor Freedom 2005 Portfolio, dated June 16, 2005, is incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment No. 80.

(48) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Investor Freedom 2010 Portfolio, dated June 16, 2005, is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 80.

(49) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Investor Freedom 2015 Portfolio, dated June 16, 2005, is incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 80.

(50) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Investor Freedom 2020 Portfolio, dated June 16, 2005, is incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment No. 80.

(51) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Investor Freedom 2025 Portfolio, dated June 16, 2005, is incorporated herein by reference to Exhibit (d)(44) of Post-Effective Amendment No. 80.

(52) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Investor Freedom 2030 Portfolio, dated June 16, 2005, is incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 80.

(53) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Investor Freedom Income Portfolio, dated June 16, 2005, is incorporated herein by reference to Exhibit (d)(46) of Post-Effective Amendment No. 80.

(54) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for FundsManager 20% Portfolio is incorporated herein by reference to Exhibit (d)(51) of Post-Effective Amendment No. 84.

(55) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for FundsManager 50% Portfolio is incorporated herein by reference to Exhibit (d)(52) of Post-Effective Amendment No. 84.

(56) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for FundsManager 70% Portfolio is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 84.

(57) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for FundsManager 85% Portfolio is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 84.

(58) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) on behalf of Consumer Industries Portfolio (currently Consumer Discretionary Portfolio), dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 54.

(59) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) on behalf of Cyclical Industries Portfolio (currently Industrials Portfolio), dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 54.

(60) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) on behalf of Financial Services Portfolio, dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 54.

(61) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) on behalf of Growth Stock Portfolio, dated November 14, 2002, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 60.

(62) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) on behalf of Health Care Portfolio, dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 54.

(63) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) on behalf of International Capital Appreciation Portfolio, dated November 18, 2004, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 67.

(64) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) on behalf of Natural Resources Portfolio (currently Energy Portfolio), dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 54.

(65) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) on behalf of Real Estate Portfolio, dated July 18, 2002, is incorporated herein by reference to Exhibit d(22) of Post-Effective Amendment No. 57.

(66) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) on behalf of Strategic Income Portfolio, dated November 20, 2003, is incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 64.

(67) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) on behalf of Technology Portfolio, dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 54.

(68) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) on behalf of Telecommunications & Utilities Growth Portfolio (currently Utilities Portfolio), dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 54.

(69) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) on behalf of Value Leaders Portfolio, dated April 17, 2003, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 62.

(70) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) on behalf of Consumer Staples Portfolio, is incorporated herein by reference to Exhibit (d)(70) of Post-Effective Amendment No. 85.

(71) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) on behalf of Materials Portfolio, is incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment No. 85.

(72) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) on behalf of Telecommunications Portfolio, is incorporated herein by reference to Exhibit (d)(72) of Post-Effective Amendment No. 85.

(73) Amended and Restated Sub-Advisory Agreement, dated August 1, 2001, between Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) and Fidelity Investments Japan Limited, on behalf of Variable Insurance Products Fund IV on behalf of Consumer Industries Portfolio (currently Consumer Discretionary Portfolio), Cyclical Industries Portfolio (currently Industrials Portfolio), Financial Services Portfolio, Growth Stock Portfolio, Health Care Portfolio, International Capital Appreciation Portfolio, Natural Resources Portfolio (currently Energy Portfolio), Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications & Utilities Growth Portfolio (currently Utilities Portfolio), and Value Leaders Portfolio is incorporated herein by reference to Exhibit (d)(17) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 108.

(74) Schedule A, dated July 21, 2005, to the Amended and Restated Sub-Advisory Agreement, dated August 1, 2001, between Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) and Fidelity Investments Japan Limited, on behalf of Variable Insurance Products Fund IV on behalf of Consumer Industries Portfolio (currently Consumer Discretionary Portfolio), Cyclical Industries Portfolio (currently Industrials Portfolio), Financial Services Portfolio, Growth Stock Portfolio, Health Care Portfolio, International Capital Appreciation Portfolio, Natural Resources Portfolio (currently Energy Portfolio), Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications & Utilities Growth Portfolio (currently Utilities Portfolio), and Value Leaders Portfolio is incorporated herein by reference to Exhibit (d)(10) of Fidelity Union Street Trust's (File No. 002-50318) Post -Effective Amendment No. 110.

(75) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Consumer Industries Portfolio (currently Consumer Discretionary Portfolio), dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 54.

(76) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Cyclical Industries Portfolio (currently Industrials Portfolio), dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 54.

(77) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Financial Services Portfolio, dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 54.

(78) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Growth Stock Portfolio, dated November 14, 2002 is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 60.

(79) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Health Care Portfolio, dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 54.

(80) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of International Capital Appreciation Portfolio, dated November 18, 2004, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 67.

(81) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Natural Resources Portfolio (currently Energy Portfolio), dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 54.

(82) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Real Estate Portfolio, dated July 18, 2002, is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 57.

(83) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Technology Portfolio, dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 54.

(84) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Telecommunications & Utilities Growth Portfolio (currently Utilities Portfolio), dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 54.

(85) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Value Leaders Portfolio, dated April 17, 2003, is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 62.

(86) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Consumer Staples Portfolio, is incorporated herein by reference to Exhibit (d)(87) of Post-Effective Amendment No. 85.

(87) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Materials Portfolio, is incorporated herein by reference to Exhibit (d)(88) of Post-Effective Amendment No. 85.

(88) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Telecommunications Portfolio, is incorporated herein by reference to Exhibit (d)(89) of Post-Effective Amendment No. 85.

(89) Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Consumer Industries Portfolio (currently Consumer Discretionary Portfolio), dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 54.

(90) Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Cyclical Industries Portfolio (currently Industrials Portfolio), dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 54.

(91) Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Financial Services Portfolio, dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 54.

(92) Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Growth Stock Portfolio dated November 14, 2002, is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 60.

(93) Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Health Care Portfolio, dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 54.

(94) Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of International Capital Appreciation Portfolio, dated November 18, 2004, is incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 67.

(95) Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Natural Resources Portfolio (currently Energy Portfolio), dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 54.

(96) Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Real Estate Portfolio, dated July 18, 2002, is incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment No. 57.

(97) Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Strategic Income Portfolio, dated November 20, 2003, is incorporated herein by reference to Exhibit (d)(44) of Post-Effective Amendment No. 64.

(98) Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Technology Portfolio, dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 54.

(99) Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Telecommunications & Utilities Growth Portfolio (currently Utilities Portfolio), dated June 15, 2001, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 54.

(100) Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Value Leaders Portfolio, dated April 17, 2003, is incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 62.

(101) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Consumer Staples Portfolio, is incorporated herein by reference to Exhibit (d)(103) of Post-Effective Amendment No. 85.

(102) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Materials Portfolio, is incorporated herein by reference to Exhibit (d)(104) of Post-Effective Amendment No. 85.

(103) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Telecommunications Portfolio, is incorporated herein by reference to Exhibit (d)(105) of Post-Effective Amendment No. 85.

(104) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc. on behalf of Strategic Income Portfolio, dated November 20, 2003, is incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 64.

(105) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of International Capital Appreciation Portfolio, dated November 18, 2004, is incorporated herein by reference to Exhibit (d)(66) of Post-Effective Amendment No. 76.

(106) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Strategic Income Portfolio, dated November 20, 2003, is incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment No. 65.

(107) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of International Capital Appreciation Portfolio, dated November 18, 2004, is incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 76.

(108) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Strategic Income Portfolio, dated November 20, 2003, is incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment No. 65.

(109) Sub-Advisory Agreement between Fidelity Investments Japan Limited and Fidelity International Investment Advisors on behalf of Strategic Income Portfolio, dated November 20, 2003, is incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment No. 67.

(110) Master International Research Agreement, dated July 1, 2003, between Fidelity Management & Research Company and Fidelity International Investment Advisors, on behalf of Variable Insurance Products Fund IV on behalf of Consumer Industries Portfolio (currently Consumer Discretionary Portfolio), Cyclical Industries Portfolio (currently Industrials Portfolio), Financial Services Portfolio, Growth Stock Portfolio, Health Care Portfolio, International Capital Appreciation Portfolio, Natural Resources Portfolio (currently Energy Portfolio), Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications & Utilities Growth Portfolio (currently Utilities Portfolio), and Value Leaders Portfolio is incorporated herein by reference to Exhibit (d)(19) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 110.

(111) Schedule A, dated September 1, 2006, to the Master International Research Agreement, dated July 1, 2003, between Fidelity Management & Research Company and Fidelity International Investment Advisors, on behalf of Variable Insurance Products Fund IV on behalf of Consumer Industries Portfolio (currently Consumer Discretionary Portfolio), Cyclical Industries Portfolio (currently Industrials Portfolio), Financial Services Portfolio, Growth Stock Portfolio, Health Care Portfolio, International Capital Appreciation Portfolio, Natural Resources Portfolio (currently Energy Portfolio), Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications & Utilities Growth Portfolio (currently Utilities Portfolio), and Value Leaders Portfolio is incorporated herein by reference to Exhibit (d)(12) of Fidelity Beacon Street Trust's (File No. 002-64791) Post-Effective Amendment No. 59.

(112) Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of Variable Insurance Products Fund IV on behalf of Consumer Industries Portfolio (currently Consumer Discretionary Portfolio), Cyclical Industries Portfolio (currently Industrials Portfolio), Financial Services Portfolio, Growth Stock Portfolio, Health Care Portfolio, International Capital Appreciation Portfolio, Natural Resources Portfolio (currently Energy Portfolio), Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications & Utilities Growth Portfolio (currently Utilities Portfolio), and Value Leaders Portfolio is incorporated herein by reference to Exhibit (d)(21) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 110.

(113) Schedule A, dated September 1, 2006, to the Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of Variable Insurance Products Fund IV on behalf of Consumer Industries Portfolio (currently Consumer Discretionary Portfolio), Cyclical Industries Portfolio (currently Industrials Portfolio), Financial Services Portfolio, Growth Stock Portfolio, Health Care Portfolio, International Capital Appreciation Portfolio, Natural Resources Portfolio (currently Energy Portfolio), Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications & Utilities Growth Portfolio (currently Utilities Portfolio), and Value Leaders Portfolio is incorporated herein by reference to Exhibit (d)(14) of Fidelity Beacon Street Trust's (File No. 002-64791) Post-Effective Amendment No. 59.

(114) Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity Investments Japan Limited, on behalf of Variable Insurance Products Fund IV on behalf of Consumer Industries Portfolio (currently Consumer Discretionary Portfolio), Cyclical Industries Portfolio (currently Industrials Portfolio), Financial Services Portfolio, Growth Stock Portfolio, Health Care Portfolio, International Capital Appreciation Portfolio, Natural Resources Portfolio (currently Energy Portfolio), Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications & Utilities Growth Portfolio (currently Utilities Portfolio), and Value Leaders Portfolio is incorporated herein by reference to Exhibit (d)(23) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 110.

(115) Schedule A, dated July 21, 2005, to the Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity Investments Japan Limited, on behalf of Variable Insurance Products Fund IV on behalf of Consumer Industries Portfolio (currently Consumer Discretionary Portfolio), Cyclical Industries Portfolio (currently Industrials Portfolio), Financial Services Portfolio, Growth Stock Portfolio, Health Care Portfolio, Natural Resources Portfolio (currently Energy Portfolio), Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications & Utilities Growth Portfolio (currently Utilities Portfolio), and Value Leaders Portfolio is incorporated herein by reference to Exhibit (d)(56) of Fidelity Securities Fund's (File No. 002-93601) of Post-Effective Amendment No. 66.

(116) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Freedom 2005 Portfolio, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(105) of Post-Effective Amendment No. 83.

(117) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Freedom 2010 Portfolio, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(106) of Post-Effective Amendment No. 83.

(118) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Freedom 2015 Portfolio, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(107) of Post-Effective Amendment No. 83.

(119) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Freedom 2020 Portfolio, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(108) of Post-Effective Amendment No. 83.

(120) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Freedom 2025 Portfolio, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(109) of Post-Effective Amendment No. 83.

(121) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Freedom 2030 Portfolio, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(110) of Post-Effective Amendment No. 83.

(122) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Freedom Income Portfolio, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(111) of Post-Effective Amendment No. 83.

(123) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Freedom 2005 Portfolio is incorporated herein by reference to Exhibit (d)(112) of Post-Effective Amendment No. 83.

(124) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Freedom 2010 Portfolio is incorporated herein by reference to Exhibit (d)(113) of Post-Effective Amendment No. 83.

(125) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Freedom 2015 Portfolio is incorporated herein by reference to Exhibit (d)(114) of Post-Effective Amendment No. 83.

(126) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Freedom 2020 Portfolio is incorporated herein by reference to Exhibit (d)(115) of Post-Effective Amendment No. 83.

(127) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Freedom 2025 Portfolio is incorporated herein by reference to Exhibit (d)(116) of Post-Effective Amendment No. 83.

(128) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Freedom 2030 Portfolio is incorporated herein by reference to Exhibit (d)(117) of Post-Effective Amendment No. 83.

(129) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Freedom Income Portfolio is incorporated herein by reference to Exhibit (d)(118) of Post-Effective Amendment No. 83.

(130) General Research Services Agreement and Schedule B, each dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of Variable Insurance Products Fund IV on behalf of Consumer Industries Portfolio (currently Consumer Discretionary Portfolio), Cyclical Industries Portfolio (currently Industrials Portfolio), Financial Services Portfolio, Growth Stock Portfolio, Health Care Portfolio, International Capital Appreciation Portfolio, Natural Resources Portfolio (currently Energy Portfolio), Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications & Utilities Growth Portfolio (currently Utilities Portfolio), and Value Leaders Portfolio, is incorporated herein by reference to Exhibit (d)(38) of Variable Insurance Products Fund's (File No. 002-75010) Post-Effective Amendment No. 62.

(131) Schedule A, dated November 7, 2006, to the General Research Services Agreement, dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of Variable Insurance Products Fund IV on behalf of Consumer Industries Portfolio (currently Consumer Discretionary Portfolio), Cyclical Industries Portfolio (currently Industrials Portfolio), Financial Services Portfolio, Growth Stock Portfolio, Health Care Portfolio, International Capital Appreciation Portfolio, Natural Resources Portfolio (currently Energy Portfolio), Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications & Utilities Growth Portfolio (currently Utilities Portfolio), and Value Leaders Portfolio is incorporated herein by reference to Exhibit (d)(18) of Fidelity Beacon Street Trust's (File No. 002-64791) Post-Effective Amendment No. 59.

(e) (1) Amended and Restated General Distribution Agreement between Consumer Industries Portfolio (currently Consumer Discretionary Portfolio) and Fidelity Distributors Corporation, dated May 1, 2006, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 87.

(2) Amended and Restated General Distribution Agreement between Cyclical Industries Portfolio (currently Industrials Portfolio) and Fidelity Distributors Corporation, dated May 1, 2006, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 87.

(3) Amended and Restated General Distribution Agreement between Financial Services Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 87.

(4) Amended and Restated General Distribution Agreement between Growth Stock Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 87.

(5) Amended and Restated General Distribution Agreement between Health Care Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 87.

(6) Amended and Restated General Distribution Agreement between International Capital Appreciation Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 87.

(7) Amended and Restated General Distribution Agreement between Natural Resources Portfolio (currently Energy Portfolio) and Fidelity Distributors Corporation, dated May 1, 2006, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 87.

(8) Amended and Restated General Distribution Agreement between Real Estate Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 87.

(9) Amended and Restated General Distribution Agreement between Strategic Income Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 87.

(10) Amended and Restated General Distribution Agreement between Technology Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 87.

(11) Amended and Restated General Distribution Agreement between Telecommunications & Utilities Growth Portfolio (currently Utilities Portfolio) and Fidelity Distributors Corporation, dated May 1, 2006, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 87.

(12) Amended and Restated General Distribution Agreement between Value Leaders Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 87.

(13) Amended and Restated General Distribution Agreement between Freedom 2005 Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 87.

(14) Amended and Restated General Distribution Agreement between Freedom 2010 Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 87.

(15) Amended and Restated General Distribution Agreement between Freedom 2015 Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 87.

(16) Amended and Restated General Distribution Agreement between Freedom 2020 Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 87.

(17) Amended and Restated General Distribution Agreement between Freedom 2025 Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 87.

(18) Amended and Restated General Distribution Agreement between Freedom 2030 Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 87.

(19) Amended and Restated General Distribution Agreement between Freedom Income Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 87.

(20) Amended and Restated General Distribution Agreement between Freedom Lifetime Income I Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 87.

(21) Amended and Restated General Distribution Agreement between Freedom Lifetime Income II Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 87.

(22) Amended and Restated General Distribution Agreement between Freedom Lifetime Income III Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 87.

(23) Amended and Restated General Distribution Agreement between Investor Freedom 2005 Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is filed herein as Exhibit (e)(23).

(24) Amended and Restated General Distribution Agreement between Investor Freedom 2010 Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is filed herein as Exhibit (e)(24).

(25) Amended and Restated General Distribution Agreement between Investor Freedom 2015 Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is filed herein as Exhibit (e)(25).

(26) Amended and Restated General Distribution Agreement between Investor Freedom 2020 Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is filed herein as Exhibit (e)(26).

(27) Amended and Restated General Distribution Agreement between Investor Freedom 2025 Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is filed herein as Exhibit (e)(27).

(28) Amended and Restated General Distribution Agreement between Investor Freedom 2030 Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is filed herein as Exhibit (e)(28).

(29) Amended and Restated General Distribution Agreement between Investor Freedom Income Portfolio and Fidelity Distributors Corporation, dated May 1, 2006, is filed herein as Exhibit (e)(29).

(30) General Distribution Agreement between FundsManager 20% Portfolio and Fidelity Distributors Corporation, dated March 16, 2006, is incorporated herein by reference to Exhibit (e)(30) of Post-Effective Amendment No. 87.

(31) General Distribution Agreement between FundsManager 50% Portfolio and Fidelity Distributors Corporation, dated March 16, 2006, is incorporated herein by reference to Exhibit (e)(31) of Post-Effective Amendment No. 87.

(32) General Distribution Agreement between FundsManager 70% Portfolio and Fidelity Distributors Corporation, dated March 16, 2006, is incorporated herein by reference to Exhibit (e)(32) of Post-Effective Amendment No. 87.

(33) General Distribution Agreement between FundsManager 85% Portfolio and Fidelity Distributors Corporation, dated March 16, 2006, is incorporated herein by reference to Exhibit (e)(33) of Post-Effective Amendment No. 87.

(34) Form of General Distribution Agreement between Consumer Staples Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(34) of Post-Effective Amendment No. 85.

(35) Form of General Distribution Agreement between Materials Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(35) of Post-Effective Amendment No. 85.

(36) Form of General Distribution Agreement between Telecommunications Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(36) of Post-Effective Amendment No. 85.

(37) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Initial Class shares is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 54.

(38) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Service Class shares is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 54.

(39) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Service Class 2 shares is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 54.

(40) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Initial Class R shares is incorporated herein by reference to Exhibit e(16) of Post-Effective Amendment No. 67.

(41) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Service Class R shares is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 67.

(42) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Service Class 2 R shares is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 67.

(43) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Investor Class shares is incorporated herein by reference to Exhibit (e)(26) of Post-Effective Amendment No. 77.

(44) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Investor Class R shares is incorporated herein by reference to Exhibit (e)(27) of Post-Effective Amendment No. 77.

(f) The Fee Deferral Plan for Independent Trustees and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through May 14, 2006 is incorporated herein by reference to Exhibit (f)(1) of Fidelity Central Investment Portfolios LLC (File No. 811-21667) Amendment No. 6.

(g) (1) Custodian Agreement and Appendix A, B, C, D, and E, dated January 1, 2007, between Brown Brothers Harriman & Company and Variable Insurance Products Fund IV on behalf of International Capital Appreciation Portfolio, and Value Leaders Portfolio are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(2) Custodian Agreement and Appendix A, B, C, D, and E, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Variable Insurance Products Fund IV on behalf of Consumer Discretionary Portfolio, Industrials Portfolio, Financial Services Portfolio, Health Care Portfolio, Technology Portfolio, and Utilities Portfolio are incorporated herein by reference to Exhibit (g)(2) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(3) Custodian Agreement and Appendix A, B, C, D, and E, dated January 1, 2007, between Mellon Bank, N.A. and Variable Insurance Products Fund IV on behalf of Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Income Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, Growth Stock Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio, Real Estate Portfolio, and Strategic Income Portfolio are incorporated herein by reference to Exhibit (g)(3) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(4) Custodian Agreement and Appendix A, B, C, D, and E, dated January 1, 2007, between State Street Bank and Trust Company and Variable Insurance Products Fund IV on behalf of Energy Portfolio are incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(5) Custodian Agreement and Appendix A, B, C, D, and E, dated January 1, 2007, between The Bank of New York and Variable Insurance Products Fund IV on behalf of FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV's (File No. 002-83672) Post-Effective Amendment No. 88.

(6) Form of Custodian Agreement and Appendix A, B, C, D, and E, between State Street Bank and Trust Company and Variable Insurance Products Fund IV on behalf of Consumer Staples Portfolio, Materials Portfolio, and Telecommunications Portfolio are incorporated herein by reference to (g)(6) of Post-Effective Amendment No. 87.

(7) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Variable Insurance Products Fund IV on behalf of Consumer Discretionary Portfolio, Energy Portfolio, Financial Services Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, Funds Manager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Growth Stock Portfolio, Health Care Portfolio, Industrials Portfolio, International Capital Appreciation Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio, Materials Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications Portfolio, Utilities Portfolio, and Value Leaders Portfolio, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(8) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Variable Insurance Products Fund IV on behalf of Consumer Discretionary Portfolio, Energy Portfolio, Financial Services Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, Funds Manager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Growth Stock Portfolio, Health Care Portfolio, Industrials Portfolio, International Capital Appreciation Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio, Materials Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications Portfolio, Utilities Portfolio, and Value Leaders Portfolio, , dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(9) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Variable Insurance Products Fund IV on behalf of Consumer Discretionary Portfolio, Energy Portfolio, Financial Services Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, Funds Manager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Growth Stock Portfolio, Health Care Portfolio, Industrials Portfolio, International Capital Appreciation Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio, Materials Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications Portfolio, Utilities Portfolio, and Value Leaders Portfolio,, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(10) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Variable Insurance Products Fund IV on behalf of Consumer Discretionary Portfolio, Energy Portfolio, Financial Services Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, Funds Manager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Growth Stock Portfolio, Health Care Portfolio, Industrials Portfolio, International Capital Appreciation Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio, Materials Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications Portfolio, Utilities Portfolio, and Value Leaders Portfolio, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(11) Joint Trading Account Custody Agreement between The Bank of New York and Variable Insurance Products Fund IV on behalf of Consumer Discretionary Portfolio, Energy Portfolio, Financial Services Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, Funds Manager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Growth Stock Portfolio, Health Care Portfolio, Industrials Portfolio, International Capital Appreciation Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio, Materials Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications Portfolio, Utilities Portfolio, and Value Leaders Portfolio, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(12) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Variable Insurance Products Fund IV on behalf of Consumer Discretionary Portfolio, Energy Portfolio, Financial Services Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, Funds Manager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Growth Stock Portfolio, Health Care Portfolio, Industrials Portfolio, International Capital Appreciation Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio, Materials Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications Portfolio, Utilities Portfolio, and Value Leaders Portfolio, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(13) Schedule A-1, dated December 28, 2006, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and Variable Insurance Products Fund IV on behalf of Consumer Discretionary Portfolio, Energy Portfolio, Financial Services Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, Funds Manager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Growth Stock Portfolio, Health Care Portfolio, Industrials Portfolio, International Capital Appreciation Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio, Materials Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications Portfolio, Utilities Portfolio, and Value Leaders Portfolio, is incorporated herein by reference to Exhibit (g)(20) of Fidelity Devonshire Trust's (File No. 002-24389) Post-Effective Amendment No. 115.

(14) Form of Schedule A-1 to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and Variable Insurance Products Fund IV on behalf of Consumer Staples Portfolio, Materials Portfolio, and Telecommunications Portfolio, is incorporated herein by reference to Exhibit (g)(14) of Post-Effective Amendment No. 87.

(h) Not applicable.

(i) (1) Legal Opinion of Dechert LLP for Consumer Discretionary Portfolio, Energy Portfolio, Financial Services Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Growth Stock Portfolio, Health Care Portfolio, Industrials Portfolio, International Capital Appreciation Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Utilities Portfolio, and Value Leaders Portfolio dated April 25, 2007, is filed herein as Exhibit (i),

(i) (2) Legal Opinion of Dechert LLP for Consumer Staples Portfolio, Materials Portfolio, and Telecommunications Portfolio, dated March 29, 2007, is incorporated herein by reference to Exhibit (i)(1) of Post-Effective Amendment No. 87.

(j) (1) Consent of PricewaterhouseCoopers LLP, dated April 25, 2007, is filed herein as Exhibit (j)(1).

(2) Consent of Deloitte & Touche LLP, dated April 26, 2007, is filed herein as Exhibit (j)(2).

(k) Not applicable.

(l) Not applicable.

(m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Industries Portfolio (currently Consumer Discretionary Portfolio): Initial Class is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 54.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Cyclical Industries Portfolio (currently Industrials Portfolio): Initial Class is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 54.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Financial Services Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 54.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Stock Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 59.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Health Care Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 54.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for International Capital Appreciation Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 67.

(7) Distribution and Service Plan pursuant to Rule 12b-1 for International Capital Appreciation Portfolio: Initial Class R is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 67.

(8) Distribution and Service Plan pursuant to Rule 12b-1 for Natural Resources Portfolio (currently Energy Portfolio): Initial Class is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 54.

(9) Distribution and Service Plan pursuant to Rule 12b-1 for Real Estate Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 57.

(10) Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Income Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 64.

(11) Distribution and Service Plan pursuant to Rule 12b-1 for Technology Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 54.

(12) Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications & Utilities Growth Portfolio (currently Utilities Portfolio): Initial Class is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 54.

(13) Distribution and Service Plan pursuant to Rule 12b-1 for Value Leaders Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 62.

(14) Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Industries Portfolio (currently Consumer Discretionary Portfolio): Service Class is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 54.

(15) Distribution and Service Plan pursuant to Rule 12b-1 for Cyclical Industries Portfolio (currently Industrials Portfolio): Service Class is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 54.

(16) Distribution and Service Plan pursuant to Rule 12b-1 for Financial Services Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 54.

(17) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Stock Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 59.

(18) Distribution and Service Plan pursuant to Rule 12b-1 for Health Care Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 54.

(19) Distribution and Service Plan pursuant to Rule 12b-1 for International Capital Appreciation Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 67.

(20) Distribution and Service Plan pursuant to Rule 12b-1 for International Capital Appreciation Portfolio: Service Class R is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 67.

(21) Distribution and Service Plan pursuant to Rule 12b-1 for Natural Resources Portfolio (currently Energy Portfolio): Service Class is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 54.

(22) Distribution and Service Plan pursuant to Rule 12b-1 for Real Estate Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 57.

(23) Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Income Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(19) of Post-Effective No. 64.

(24) Distribution and Service Plan pursuant to Rule 12b-1 for Technology Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 54.

(25) Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications & Utilities Growth Portfolio (currently Utilities Portfolio): Service Class is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 54.

(26) Distribution and Service Plan pursuant to Rule 12b-1 for Value Leaders Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 62.

(27) Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Industries Portfolio (currently Consumer Discretionary Portfolio): Service Class 2 is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 54.

(28) Distribution and Service Plan pursuant to Rule 12b-1 for Cyclical Industries Portfolio (currently Industrials Portfolio): Service Class 2 is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 54.

(29) Distribution and Service Plan pursuant to Rule 12b-1 for Financial Services Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 54.

(30) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Stock Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 59.

(31) Distribution and Service Plan pursuant to Rule 12b-1 for Health Care Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 54.

(32) Distribution and Service Plan pursuant to Rule 12b-1 for International Capital Appreciation Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 67.

(33) Distribution and Service Plan pursuant to Rule 12b-1 for International Capital Appreciation Portfolio: Service Class 2 R is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 67.

(34) Distribution and Service Plan pursuant to Rule 12b-1 for Natural Resources Portfolio (currently Energy Portfolio): Service Class 2 is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 54.

(35) Distribution and Service Plan pursuant to Rule 12b-1 for Real Estate Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 57.

(36) Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Income Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 80.

(37) Distribution and Service Plan pursuant to Rule 12b-1 for Technology Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 54.

(38) Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications & Utilities Growth Portfolio (currently Utilities Portfolio): Service Class 2 is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 54.

(39) Distribution and Service Plan pursuant to Rule 12b-1 for Value Leaders Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 62.

(40) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom 2005 Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 76.

(41) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom 2005 Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 76.

(42) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom 2005 Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 76.

(43) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom 2010 Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 76.

(44) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom 2010 Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 76.

(45) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom 2010 Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 76.

(46) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom 2015 Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 76.

(47) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom 2015 Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(47) of Post-Effective Amendment No. 76.

(48) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom 2015 Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(48) of Post-Effective Amendment No. 76.

(49) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom 2020 Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(49) of Post-Effective Amendment No. 76.

(50) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom 2020 Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(50) of Post-Effective Amendment No. 76.

(51) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom 2020 Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(51) of Post-Effective Amendment No. 76.

(52) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom 2025 Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(52) of Post-Effective Amendment No. 76.

(53) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom 2025 Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(53) of Post-Effective Amendment No. 76.

(54) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom 2025 Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(54) of Post-Effective Amendment No. 76.

(55) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom 2030 Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(55) of Post-Effective Amendment No. 76.

(56) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom 2030 Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(56) of Post-Effective Amendment No. 76.

(57) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom 2030 Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(57) of Post-Effective Amendment No. 76.

(58) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom Income Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(58) of Post-Effective Amendment No. 76.

(59) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom Income Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(59) of Post-Effective Amendment No. 76.

(60) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom Income Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(60) of Post-Effective Amendment No. 76.

(61) Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Industries Portfolio (currently Consumer Discretionary Portfolio): Investor Class is incorporated herein by reference to Exhibit (m)(61) of Post-Effective Amendment No. 79.

(62) Distribution and Service Plan pursuant to Rule 12b-1 for Cyclical Industries Portfolio (currently Industrials Portfolio): Investor Class is incorporated herein by reference to Exhibit (m)(62) of Post-Effective Amendment No. 79.

(63) Distribution and Service Plan pursuant to Rule 12b-1 for Financial Services Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(63) of Post-Effective Amendment No. 79.

(64) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Stock Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(64) of Post-Effective Amendment No. 79.

(65) Distribution and Service Plan pursuant to Rule 12b-1 for Health Care Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(65) of Post-Effective Amendment No. 79.

(66) Distribution and Service Plan pursuant to Rule 12b-1 for International Capital Appreciation Portfolio: Investor Class R is incorporated herein by reference to Exhibit (m)(66) of Post-Effective Amendment No. 79.

(67) Distribution and Service Plan pursuant to Rule 12b-1 for Natural Resources Portfolio (currently Energy Portfolio): Investor Class is incorporated herein by reference to Exhibit (m)(67) of Post-Effective Amendment No. 79.

(68) Distribution and Service Plan pursuant to Rule 12b-1 for Real Estate Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(68) of Post-Effective Amendment No. 79.

(69) Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Income Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(69) of Post-Effective Amendment No. 79.

(70) Distribution and Service Plan pursuant to Rule 12b-1 for Technology Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(70) of Post-Effective Amendment No. 79.

(71) Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications & Utilities Growth Portfolio (currently Utilities Portfolio): Investor Class is incorporated herein by reference to Exhibit (m)(71) of Post-Effective Amendment No. 79.

(72) Distribution and Service Plan pursuant to Rule 12b-1 for Value Leaders Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(72) of Post-Effective Amendment No. 79.

(73) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom Lifetime Income I Portfolio is incorporated herein by reference to Exhibit (m)(73) of Post-Effective Amendment No. 82.

(74) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom Lifetime Income II Portfolio is incorporated herein by reference to Exhibit (m)(74) of Post-Effective Amendment No. 82.

(75) Distribution and Service Plan pursuant to Rule 12b-1 for Freedom Lifetime Income III Portfolio is incorporated herein by reference to Exhibit (m)(75) of Post-Effective Amendment No. 82.

(76) Distribution and Service Plan pursuant to Rule 12b-1 for Investor Freedom 2005 Portfolio is incorporated herein by reference to Exhibit (m)(76) of Post-Effective Amendment No. 82.

(77) Distribution and Service Plan pursuant to Rule 12b-1 for Investor Freedom 2010 Portfolio is incorporated herein by reference to Exhibit (m)(77) of Post-Effective Amendment No. 82.

(78) Distribution and Service Plan pursuant to Rule 12b-1 for Investor Freedom 2015 Portfolio is incorporated herein by reference to Exhibit (m)(78) of Post-Effective Amendment No. 82.

(79) Distribution and Service Plan pursuant to Rule 12b-1 for Investor Freedom 2020 Portfolio is incorporated herein by reference to Exhibit (m)(79) of Post-Effective Amendment No. 82.

(80) Distribution and Service Plan pursuant to Rule 12b-1 for Investor Freedom 2025 Portfolio is incorporated herein by reference to Exhibit (m)(80) of Post-Effective Amendment No. 82.

(81) Distribution and Service Plan pursuant to Rule 12b-1 for Investor Freedom 2030 Portfolio is incorporated herein by reference to Exhibit (m)(81) of Post-Effective Amendment No. 82.

(82) Distribution and Service Plan pursuant to Rule 12b-1 for Investor Freedom Income Portfolio is incorporated herein by reference to Exhibit (m)(82) of Post-Effective Amendment No. 82.

(83) Distribution and Service Plan pursuant to Rule 12b-1 for FundsManager 20% Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(83) of Post-Effective Amendment No. 83.

(84) Distribution and Service Plan pursuant to Rule 12b-1 for FundsManager 20% Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(84) of Post-Effective Amendment No. 83.

(85) Distribution and Service Plan pursuant to Rule 12b-1 for FundsManager 20% Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(85) of Post-Effective Amendment No. 83.

(86) Distribution and Service Plan pursuant to Rule 12b-1 for FundsManager 50% Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(86) of Post-Effective Amendment No. 83.

(87) Distribution and Service Plan pursuant to Rule 12b-1 for FundsManager 50% Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(87) of Post-Effective Amendment No. 83.

(88) Distribution and Service Plan pursuant to Rule 12b-1 for FundsManager 50% Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(88) of Post-Effective Amendment No. 83.

(89) Distribution and Service Plan pursuant to Rule 12b-1 for FundsManager 70% Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(89) of Post-Effective Amendment No. 83.

(90) Distribution and Service Plan pursuant to Rule 12b-1 for FundsManager 70% Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(90) of Post-Effective Amendment No. 83.

(91) Distribution and Service Plan pursuant to Rule 12b-1 for FundsManager 70% Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(91) of Post-Effective Amendment No. 83.

(92) Distribution and Service Plan pursuant to Rule 12b-1 for FundsManager 85% Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(92) of Post-Effective Amendment No. 83.

(93) Distribution and Service Plan pursuant to Rule 12b-1 for FundsManager 85% Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(93) of Post-Effective Amendment No. 83.

(94) Distribution and Service Plan pursuant to Rule 12b-1 for FundsManager 85% Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(94) of Post-Effective Amendment No. 83.

(95) Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Staples Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(95) of Post-Effective Amendment No. 87.

(96) Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Staples Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(96) of Post-Effective Amendment No. 87.

(97) Distribution and Service Plan pursuant to Rule 12b-1 for Materials Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(97) of Post-Effective Amendment No. 87.

(98) Distribution and Service Plan pursuant to Rule 12b-1 for Materials Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(98) of Post-Effective Amendment No. 87.

(99) Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(99) of Post-Effective Amendment No. 87.

(100) Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(100) of Post-Effective Amendment No. 87.

(n) (1) Multiple Class of Shares Plan pursuant to Rule 18f-3 for VIP Funds on behalf Variable Insurance Products Fund IV, dated May 19, 2005, on behalf of Consumer Industries Portfolio (currently Consumer Discretionary Portfolio), Cyclical Industries Portfolio (currently Industrials Portfolio), Financial Services Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Income Portfolio, Growth Stock Portfolio, Health Care Portfolio, International Capital Appreciation Portfolio, Natural Resources Portfolio (currently Energy Portfolio), Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications & Utilities Growth Portfolio (currently Utilities Portfolio), and Value Leaders Portfolio is incorporated herein by reference to Exhibit (n)(1) of Variable Insurance Products Fund II's (File No. 033-20773) Post-Effective Amendment No. 47.

(2) Schedule I, dated May 19, 2005, to the Multiple Class of Shares Plan pursuant to Rule 18f-3 for VIP Funds on behalf of Variable Insurance Products Fund IV, dated May 19, 2005, on behalf of Consumer Industries Portfolio (currently Consumer Discretionary Portfolio), Cyclical Industries Portfolio (currently Industrials Portfolio), Financial Services Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Income Portfolio, Growth Stock Portfolio, Health Care Portfolio, International Capital Appreciation Portfolio, Natural Resources Portfolio (currently Energy Portfolio), Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications & Utilities Growth Portfolio (currently Utilities Portfolio), and Value Leaders Portfolio is incorporated herein by reference to Exhibit (n)(2) of Variable Insurance Products Fund II's (File No. 033-20773) Post-Effective Amendment No. 47.

(3) Form of Schedule I, to the Multiple Class of Shares Plan pursuant to Rule 18f-3 for VIP Funds on behalf of Variable Insurance Products Fund IV, dated May 19, 2005, on behalf of Consumer Staples Portfolio, Materials Portfolio, and Telecommunications Portfolio is incorporated herein by reference to Exhibit (n)(3) of Post-Effective Amendment No. 85.

(p) (1) Code of Ethics, dated February 15, 2007, adopted by each fund and Fidelity Management & Research Company, Fidelity Investments Money Management, Inc., FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Congress Street Fund's (File No. 811-00971) Amendment No. 30.

(2) Code of Ethics, dated February 6, 2006, adopted by Fidelity International Limited (FIL), Fidelity Investments Japan Limited, Fidelity International Investment Advisors, and Fidelity International Investment Advisors (U.K.) Limited pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(2) of Fidelity Concord Street Trust's (File No. 811-05251) Post-Effective Amendment No. 48.

Item 24. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d

Chairman of the Board and Director of Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Research & Analysis Company (FRAC), and Fidelity Investments Money Management, Inc. (FIMM); Chief Executive Officer, Chairman of the Board, and Director of FMR Corp.; Trustee of funds advised by FMR.

Abigail P. Johnson

Previously served as President and Director of FMR, FMRC, and FIMM (2005), Senior Vice President of funds advised by FMR (2005), and Trustee of funds advised by FMR (2006). Currently a Director and Vice Chairman (2006) of FMR Corp., President of Fidelity Employer Service Co. (FESCO) (2005), and President and a Director of Fidelity Investments Institutional Operations Company, Inc. (FIIOC) (2005).

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and member of the Advisory Board of funds advised by FMR (2003). Previously served as Trustee of funds advised by FMR (2003).
Robert L. Reynolds	President and Director of FMR, FMRC, and FIMM (2005); Director, Chief Operating Officer, and Vice Chairman (2006) of FMR Corp.
Thomas Allen	Vice President of FMR, FMRC, and funds advised by FMR.

Paul Antico	Vice President of FMR, FMRC, and a fund advised by FMR.

Ramin Arani	Vice President of FMR, FMRC, and funds advised by FMR.

John Avery	Vice President of FMR, FMRC, and a fund advised by FMR.

David Bagnani	Vice President of FMR and FMRC (2004).

Robert Bertelson	Vice President of FMR, FMRC, and funds advised by FMR.

Stephen Binder	Previously served as Vice President of FMR, FMRC and a fund advised by FMR (2006).

William Bower	Vice President of FMR, FMRC, and funds advised by FMR.

Philip L. Bullen

Senior Vice President of FMR and FMRC; Vice President of certain Equity funds advised by FMR; Previously served as President and Director of FRAC and Fidelity Management & Research (U.K.) Inc. (FMR U.K.) (2006) and Director of Strategic Advisers, Inc. (2005).

Steve Buller	Vice President of FMR, FMRC, and a fund advised by FMR.

John J. Burke	Senior Vice President of FMR (2006); Previously served as Vice President of FMR (2006).
John H. Carlson	Senior Vice President of FMR and FMRC (2003); Vice President of funds advised by FMR; Previously served as Vice President of FMR and FMRC (2003).

Stephen Calhoun	Vice President of FMR, FMRC (2005), and funds advised by FMR.

James Catudal	Vice President of FMR, FMRC, and funds advised by FMR.

Ren Y. Cheng	Vice President of FMR, FMRC, and funds advised by FMR; Previously served as Vice President of Strategic Advisers, Inc. (2005).

C. Robert Chow	Vice President of FMR, FMRC, and a fund advised by FMR.

Dwight D. Churchill	Executive Vice President of FMR and FMRC (2005); Vice President of Equity funds advised by FMR; Previously served as Senior Vice President of FMR (2005) and FIMM (2006).

William Carlyle Coash	Vice President of FMR and FMRC (2006).

Timothy Cohen	Vice President of FMR, FMRC (2003), and funds advised by FMR.

Katherine Collins	Senior Vice President of FMR and FMRC (2003); Previously served as Vice President of FMR and FMRC (2003).

Michael Connolly	Vice President of FMR and FMRC.

Brian B. Conroy	Senior Vice President of FMR and FMRC (2006).

Matthew Conti	Vice President of FMR, FMRC (2003), and funds advised by FMR.

William Danoff	Senior Vice President of FMR, FMRC, and Vice President of funds advised by FMR.

Joseph Day	Previously served as Vice President of FMR and FMRC (2006).

Scott E. DeSano	Previously served as Senior Vice President of FMR and FMRC (2005).

Penelope Dobkin	Vice President of FMR, FMRC, and funds advised by FMR.

Julie Donovan	Vice President of FMR and FMRC (2003).

Walter C. Donovan	Executive Vice President of FMR and FMRC (2005); Vice President of High Income funds advised by FMR; Previously served as Senior Vice President of FMR and FMRC (2003).

Bettina Doulton	Senior Vice President of FMR and FMRC; Previously served as Vice President of funds advised by FMR.

Stephen DuFour	Vice President of FMR, FMRC, and funds advised by FMR.
William Eigen	Previously served as Vice President of FMR, FMRC, Strategic Advisers, Inc., and funds advised by FMR (2005).
Michael Elizondo	Previously served as Vice President of FMR and FMRC (2006).

Brian Peter Enyeart	Vice President of FMR and FMRC (2006).

Bahaa Fam	Previously served as Vice President of FMR and FMRC (2006); Vice President of funds advised by FMR.

Jeffrey Feingold	Vice President of FMR, FMRC (2005), and a fund advised by FMR.

Robert Scott Feldman	Previously served as Vice President of FMR and FMRC (2006).

Richard B. Fentin	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Keith Ferguson	Previously served as Vice President of FMR and FMRC (2005).

Karen Firestone	Previously served as Vice President of FMR, FMRC, and funds advised by FMR (2005).

Jay Freedman	Previously served as Assistant Secretary of FMR, FMRC and Fidelity Distributors Corporation (FDC), and Secretary of FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. and FMR Corp. (2006).
Matthey H. Friedman	Vice President of FMR and FMRC (2006).

Matthew Fruhan	Vice President of FMR, FMRC (2006), and funds advised by FMR.

Robert M. Gervis	Vice President of FMR and FMRC (2006).

Christopher J. Goudie	Previously served as Vice President of FMR and FMRC (2006).

Boyce I. Greer	Executive Vice President of FMR and FMRC (2005); Senior Vice President of FIMM (2006); Vice President of the Select, Asset Allocation, Fixed-Income, and Money Market funds advised by FMR.

Robert J. Haber	Previously served as Senior Vice President of FMR and FMRC (2006); Vice President of a fund advised by FMR.

Richard C. Habermann	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

John F. Haley	Previously served as Vice President of FMR and FMRC (2007).

Karen Hammond

Executive Vice President of FMR (2005); Previously served as Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, and FIMM, Vice President of FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc., and Treasurer of Strategic Advisers, Inc. and FMR Corp. (2005).

Brian J. Hanson	Vice President of FMR, FMRC (2004), and funds advised by FMR.
James Harmon	Vice President of FMR, FMRC, and a fund advised by FMR.

Lionel Harris	Previously served as Vice President of FMR and FMRC (2003); Vice President of a fund advised by FMR.

Ian Hart	Vice President of FMR, FMRC and a fund advised by FMR.

Teresa A. Hassara	Vice President of FMR (2005).

Timothy F. Hayes	Previously served as Executive Vice President of FMR (2006).

John Hebble	Vice President of FMR (2003).

Timothy Heffernan	Previously served as Vice President of FMR and FMRC (2006).

Thomas Hense	Previously served as Vice President of FMR and FMRC (2006).

Cesar Hernandez	Previously served as Vice President of FMR and FMRC (2006).

Bruce T. Herring	Senior Vice President of FMR (2006); Vice President of FMRC and of certain Equity funds advised by FMR; Previously served as Vice President of FMR (2006).

Adam Hetnarski	Vice President of FMR, FMRC, and funds advised by FMR.

John J. Hitt	Assistant Secretary of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, and FMR Corp. (2006).

Frederick D. Hoff, Jr.	Vice President of FMR, FMRC, and a fund advised by FMR.

Brian Hogan	Vice President of FMR, FMRC, and funds advised by FMR.

Michael T. Jenkins	Vice President of FMR and FMRC (2004).
David B. Jones	Vice President of FMR.

Sonu Kalra	Vice President of FMR, FMRC (2006), and a fund advised by FMR.

Rajiv Kaul	Previously served as Vice President of FMR and FMRC (2006); Vice President of funds advised by FMR.

Steven Kaye	Previously served as Senior Vice President of FMR and FMRC and Vice President of a fund advised by FMR (2007).
Jonathan Kelly	Vice President of FMR, FMRC (2003), and funds advised by FMR.
William Kennedy	Vice President of FMR, FMRC, and funds advised by FMR.

Francis V. Knox, Jr.	Previously served as Vice President of FMR and Assistant Treasurer of funds advised by FMR (2005).

Karen Korn	Vice President of FMR and FMRC (2006).

Deborah Foye Kuenstner	Senior Vice President of FMR and FMRC (2006).

Harry W. Lange	Vice President of FMR, FMRC, and funds advised by FMR.

Harley Lank	Vice President of FMR, FMRC, and funds advised by FMR.

Thomas P. Lavin	Previously served as Vice President of FMR and FMRC (2006).

Robert A. Lawrence

Senior Vice President of FMR and FMRC (2006); Vice President of High Income funds advised by FMR; Previously served as Director of Geode, President of Fidelity Strategic Investments, and Vice President of FMR Corp. (2005).

Maxime Lemieux	Previously served as Vice President of FMR and FMRC (2006); Vice President of a fund advised by FMR.

Harris Leviton	Previously served as Vice President of FMR, FMRC, and funds advised by FMR (2006).

Douglas Lober	Previously served as Vice President of FMR and FMRC (2006).

James MacDonald	Previously served as Senior Vice President of FMR (2005).

Robert B. MacDonald	Previously served as Vice President of FMR and FMRC (2004); Vice President of Strategic Advisers, Inc. (2004).

Richard R. Mace	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Charles A. Mangum	Senior Vice President of FMR and FMRC (2005); Vice President of funds advised by FMR; Previously served as Vice President of FMR and FMRC (2005).

Darren Maupin	Vice President of FMR, FMRC (2006), and funds advised by FMR.

Kevin McCarey	Previously served as Vice President of FMR, FMRC, and funds advised by FMR (2006).

Christine McConnell	Vice President of FMR, FMRC (2003), and a fund advised by FMR.

John B. McDowell	Senior Vice President of FMR and FMRC and Vice President of certain Equity funds advised by FMR.

Neal P. Miller	Vice President of FMR, FMRC, and a fund advised by FMR.
Peter J. Millington	Previously served as Vice President of FMR and FMRC (2006).

Robert Minicus	Vice President of FMR and FMRC (2006).

Jeffrey Mitchell	Vice President of FMR and FMRC (2003).

Eric M. Mollenhauer	Vice President of FMR and FMRC (2004).

Kimberley Monasterio	President and Treasurer of funds advised by FMR (2007).
Charles S. Morrison	Vice President of FMR and Money Market funds advised by FMR; Senior Vice President of FIMM (2003); Previously served as Vice President of FIMM (2003).

David L. Murphy

Executive Vice President of FMR (2005); Vice President of Fixed-Income and Money Market funds advised by FMR; Senior Vice President of FIMM (2003); Previously served as Vice President of FMR (2005) and FIMM (2003).

Chalres L. Myers	Vice President of FMR, FMRC (2006), and a fund advised by FMR.

Steve Neff	Senior Vice President of FMR (2005).

Mark Notkin	Vice President of FMR, FMRC, and funds advised by FMR.

Scott Offen	Vice President of FMR, FMRC (2003), and a fund advised by FMR.
Fatima Penrose	Previously served as Senior Vice President of FMR (2006) and Vice President of FMR (2005).

Shep Perkins	Vice President of FMR (2006), FMRC (2004), and a fund advised by FMR.

Stephen Petersen	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.
John R. Porter	Vice President of FMR, FMRC (2004), and funds advised by FMR.

Keith Quinton	Vice President of FMR, FMRC, and funds advised by FMR.

Alan Radlo	Previously served as Vice President of FMR and FMRC (2006).

Larry Rakers	Vice President of FMR, FMRC, and funds advised by FMR.
William R. Ralls	Previously served as Vice President of FMR (2005).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2005).

Christine Reynolds	Previously served as Senior Vice President of FMR (2007); President and Treasurer of funds advised by FMR (2007); Vice President of FMR and Anti-Money Laundering Officer (2006).

Kennedy Richardson	Vice President of FMR and FMRC.

Clare S. Richer	Previously served as Senior Vice President of FMR (2005); Chief Financial Officer (2005), Executive Vice President (2005), and Treasurer of FMR Corp. (2006).

Kenneth Robins	Assistant Secretary of FMR (2006).

Graeme Rockett	Vice President of FMR, FMRC (2006), and funds advised by FMR.

Eric D. Roiter

Vice President, General Counsel, and Secretary of FMR and FMRC; Secretary of funds advised by FMR; Assistant Secretary of FMR U.K., FRAC, and FIMM; Previously served as Vice President and Secretary of FDC (2005).

Stephen Rosen	Vice President of FMR, FMRC (2004), and a fund advised by FMR.

Louis Salemy	Previously served as Vice President of FMR, FMRC, and funds advised by FMR (2006).

Lee H. Sandwen	Previously served as Vice President of FMR and FMRC (2006).

Peter Saperstone	Vice President of FMR, FMRC, and funds advised by FMR.

Andy H. Sassine	Vice President of FMR, FMRC (2006), and a fund advised by FMR.

Chrisopher Linden Sharpe	Vice President of FMR, FMRC (2006), and funds advised by FMR.

Jonathan Allen Shelon	Vice President of FMR, FMRC (2006), and funds advised by FMR.

J. Fergus Shiel	Vice President of FMR, FMRC (2006), and funds advised by FMR.

Beso Sikharulidze	Previously served as Vice President of FMR, FMRC, and a fund advised by FMR (2005).

Carol A. Smith-Fachetti	Vice President of FMR and FMRC.

Steven J. Snider	Previously served as Vice President of FMR and FMRC (2006); Vice President of a fund advised by FMR.

Mark P. Snyderman	Vice President of FMR, FMRC (2004), and funds advised by FMR.

Thomas T. Soviero	Senior Vice President of FMR and FMRC (2005); Vice President of funds advised by FMR; Previously served as Vice President of FMR and FMRC (2005).

George Stairs	Vice President of FMR, FMRC (2006), and a fund advised by FMR.

Robert E. Stansky	Senior Vice President of FMR and FMRC; Previously served as a Vice President of a fund advised by FMR.

Nicholas E. Steck

Senior Vice President of FMR (2006); Compliance Officer of FMR (2006), FMRC (2006), FMR U.K., FRAC, FIMM (2006), Strategic Advisers, Inc. (2005), and FMR Corp.; Previously served as Vice President of FMR (2006).

Cynthia C. Strauss	Vice President of FMR and FMRC (2006).

Susan Sturdy

Assistant Secretary of FMR, FMRC, and FDC; Secretary of FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., and FMR Corp. (2006); Previously served as Assistant Secretary of FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., and FMR Corp. (2006).

Yolanda Taylor	Vice President of FMR and FMRC.

Victor Thay	Vice President of FMR, FMRC (2003), and a fund advised by FMR.

Richard S. Thompson	Vice President of FMR, FMRC (2006), and a fund advised by FMR.

Joel C. Tillinghast	Senior Vice President of FMR, FMRC, and Vice President of a fund advised by FMR.
Matthew C. Torrey	Vice President of FMR and FMRC (2004).

Robert Tuckett	Vice President of FMR.

Jennifer Uhrig	Senior Vice President of FMR (2005); Vice President of FMRC and funds advised by FMR; Previously served as Vice President of FMR (2005).

George A. Vanderheiden	Senior Vice President of FMR and FMRC.

Robert B. Von Rekowsky	Vice President of FMR, FMRC (2004), and funds advised by FMR.
Samuel Wald	Vice President of FMR, FMRC (2006), and funds advised by FMR.

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

Jason Weiner	Vice President of FMR, FMRC, and funds advised by FMR.

Eric Wetlaufer	Senior Vice President of FMR and FMRC (2006); President and Director of FMR U.K. and FRAC (2006); Vice President of certain Equity funds advised by FMR.

Ellen Wilson	Previously served as Vice President of FMR (2004); Executive Vice President, Human Resources, of FMR Corp. (2004).

Steven S. Wymer	Senior Vice President of FMR (2005); Vice President of FMRC and a fund advised by FMR; Previously served as Vice President of FMR (2005).

JS Wynant	Vice President of FMR and FMRC; Treasurer of FMR, FMRC, FMR U.K., FRAC, and FIMM.
Derek L. Young	Vice President of FMR, FMRC (2004), and funds advised by FMR.

(2) FMR CO., INC. (FMRC)

FMRC provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d	Chairman of the Board and Director of FMRC, FMR, FRAC, and FIMM ; Chief Executive Officer, Chairman of the Board and Director of FMR Corp.; Trustee of funds advised by FMR.

Abigail P. Johnson

Previously served as President and Director of FMRC, FMR, and FIMM (2005), Senior Vice President of funds advised by FMR (2005), and Trustee of funds advised by FMR (2006). Currently a Director and Vice Chairman (2006) of FMR Corp., President of FESCO (2005), and President and a Director of FIIOC (2005).

Peter S. Lynch	Vice Chairman and Director of FMRC and FMR and member of the Advisory Board of funds advised by FMR (2003). Previously served as Trustee of funds advised by FMR (2003).

Robert L. Reynolds	President and Director of FMRC, FMR, and FIMM (2005); Director, Chief Operating Officer, and Vice Chairman (2006) of FMR Corp.

Thomas Allen	Vice President of FMRC, FMR, and funds advised by FMR.

Paul Antico	Vice President of FMRC, FMR, and a fund advised by FMR.

Ramin Arani	Vice President of FMRC, FMR, and funds advised by FMR.

John Avery	Vice President of FMRC, FMR, and a fund advised by FMR.
David Bagnani	Vice President of FMRC and FMR (2004).

Robert Bertelson	Vice President of FMRC, FMR, and funds advised by FMR.

Stephen Binder	Previously served as Vice President of FMRC, FMR, and a fund advised by FMR (2006).

William Bower	Vice President of FMRC, FMR, and funds advised by FMR.

Philip L. Bullen

Senior Vice President of FMRC and FMR; Vice President of certain Equity Funds advised by FMR; Previously served as President and Director of FRAC and FMR U.K. (2006), and Director of Strategic Advisers, Inc. (2005).

Steve Buller	Vice President of FMRC, FMR, and a fund advised by FMR.

Steven Calhoun	Vice President of FMRC, FMR (2005), and funds advised by FMR.

John H. Carlson	Senior Vice President of FMRC and FMR (2003); Vice President of funds advised by FMR; Previously served as Vice President of FMRC and FMR (2003).

James Catudal	Vice President of FMRC, FMR, and funds advised by FMR.

Ren Y. Cheng	Vice President of FMRC, FMR and funds advised by FMR; Previously served as Vice President of Strategic Advisers, Inc. (2005).

C. Robert Chow	Vice President of FMRC, FMR, and a fund advised by FMR.

Dwight D. Churchill	Executive Vice President of FMRC and FMR (2005); Vice President of Equity funds advised by FMR; Previously served as Senior Vice President of FMR (2005) and FIMM (2006).
William Carlyle Coash	Vice President of FMRC and FMR (2006).

Timothy Cohen	Vice President of FMRC, FMR (2003), and funds advised by FMR.

Katherine Collins	Senior Vice President of FMRC and FMR (2003); Previously served as Vice President of FMRC and FMR (2003).

Michael Connolly	Vice President of FMRC and FMR.

Brian B. Conroy	Senior Vice President of FMRC and FMR (2006).

Matthew Conti	Vice President of FMRC, FMR (2003), and funds advised by FMR.

William Danoff	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Joseph Day	Previously served as Vice President of FMRC and FMR (2006).

Scott E. DeSano	Previously served as Senior Vice President of FMRC and FMR (2005).

Penelope Dobkin	Vice President of FMRC, FMR, and funds advised by FMR.

Julie Donovan	Vice President of FMRC and FMR (2003).

Walter C. Donovan	Executive Vice President of FMRC and FMR (2005); Vice President of High Income funds advised by FMR; Previously served as Senior Vice President of FMRC and FMR (2005).

Bettina Doulton	Senior Vice President of FMRC and FMR; Previously served as Vice President of funds advised by FMR.

Stephen DuFour	Vice President of FMRC, FMR, and funds advised by FMR.

William Eigen	Previously served as Vice President of FMRC, FMR, Strategic Advisers, Inc., and funds advised by FMR (2005).
Michael Elizondo	Previously served as Vice President of FMRC and FMR (2006).

Brian Peter Enyeart	Vice President of FMRC and FMR (2006).

Bahaa Fam	Previously served as Vice President of FMRC and FMR (2006); Vice President of funds advised by FMR.

Jeffrey Feingold	Vice President of FMRC, FMR (2005), and a fund advised by FMR.

Robert Scott Feldman	Previously served as Vice President of FMRC and FMR (2006).

Richard B. Fentin	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Keith Ferguson	Previously served as Vice President of FMRC and FMR (2005).

Karen Firestone	Previously served as Vice President of FMRC, FMR, and funds advised by FMR (2005).

Jay Freedman	Previously served as Assistant Secretary of FMRC, FMR, FDC and Secretary of FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. and FMR Corp. (2006).

Matthey H. Friedman	Vice President of FMRC and FMR (2006).

Matthew Fruhan	Vice President of FMRC, FMR (2006), and funds advised by FMR.

Robert M. Gervis	Vice President of FMRC and FMR (2006).

Christopher J. Goudie	Previously served as Vice President of FMRC and FMR (2006).

Boyce I. Greer	Executive Vice President of FMRC and FMR (2005); Senior Vice President of FIMM (2006); Vice President of the Select, Asset Allocation, Fixed-Income, and Money Market funds advised by FMR.

Robert J. Haber	Previously served as Senior Vice President of FMRC and FMR (2006); Vice President of a fund advised by FMR.

Richard C. Habermann	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

John F. Haley	Previously served as Vice President of FMRC and FMR (2007).

Karen Hammond

Previously served as Assistant Treasurer of FMRC, FMR, FMR U.K., FRAC, and FIMM, Vice President of FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc., and Treasurer of Strategic Advisers, Inc. and FMR Corp.(2005); Executive Vice President of FMR (2005).

Brian J. Hanson	Vice President of FMRC, FMR (2004), and funds advised by FMR.
James Harmon	Vice President of FMRC, FMR, and a fund advised by FMR.

Lionel Harris	Previously served as Vice President of FMRC and FMR (2003); Vice President of a fund advised by FMR.

Ian Hart	Vice President of FMRC, FMR and a fund advised by FMR.

Timothy Heffernan	Previously served as Vice President of FMRC and FMR (2006).

Thomas Hense	Previously served as Vice President of FMRC and FMR (2006).

Cesar Hernandez	Previously served as Vice President of FMRC and FMR (2006).

Bruce T. Herring	Vice President of FMRC and of certain Equity funds advised by FMR; Senior Vice President of FMR (2006); Previously served as Vice President of FMR (2006).

Adam Hetnarski	Vice President of FMRC, FMR, and funds advised by FMR.

John J. Hitt	Assistant Secretary of FMRC, FMR, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, and FMR Corp. (2006).

Frederick D. Hoff, Jr.	Vice President of FMRC, FMR, and a fund advised by FMR.

Brian Hogan	Vice President of FMRC, FMR, and funds advised by FMR.
Michael T. Jenkins	Vice President of FMRC and FMR (2004).

Sonu Kalra	Vice President of FMRC, FMR (2006), and a fund advised by FMR.

Rajiv Kaul	Previously served as Vice President of FMRC and FMR (2006); Vice President of funds advised by FMR.

Steven Kaye	Senior Vice President of FMRC and FMR and Vice President of a fund advised by FMR.

Jonathan Kelly	Vice President of FMRC, FMR (2003), and funds advised by FMR.

William Kennedy	Vice President of FMRC, FMR, and funds advised by FMR.

Karen R. Korn	Vice President of FMRC and FMR (2006).

Deborah Foye Kuenstner	Senior Vice President of FMRC and FMR (2006).

Harry W. Lange	Vice President of FMRC, FMR, and funds advised by FMR.

Harley Lank	Vice President of FMRC, FMR, and funds advised by FMR.

Thomas P. Lavin	Previously served as Vice President of FMRC and FMR (2006).

Robert A. Lawrence

Senior Vice President of FMRC and FMR (2006); Vice President of High Income funds advised by FMR; Previously served as Director of Geode, President of Fidelity Strategic Investments, and Vice President of FMR Corp. (2005).

Maxime Lemieux	Previously served as Vice President of FMRC and FMR (2006); Vice President of a fund advised by FMR.

Harris Leviton	Previously served as Vice President of FMRC, FMR, and funds advised by FMR (2006).

Douglas Lober	Previously served as Vice President of FMRC and FMR (2006).

Robert B. MacDonald	Previously served as Vice President of FMRC and FMR (2004); Vice President of Strategic Advisers, Inc. (2004).

Richard R. Mace	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Charles A. Mangum	Senior Vice President of FMRC and FMR (2005); Vice President of funds advised by FMR; Previously served as Vice President of FMRC and FMR (2005).

Darren Maupin	Vice President of FMRC, FMR (2006), and funds advised by FMR.

Kevin McCarey	Previously served as Vice President of FMRC, FMR, and funds advised by FMR (2006).

Christine McConnell	Vice President of FMRC, FMR (2003), and a fund advised by FMR.

John B. McDowell	Senior Vice President of FMRC and FMR and Vice President of certain Equity funds advised by FMR.

Neal P. Miller	Vice President of FMRC, FMR, and a fund advised by FMR.
Peter J. Millington	Previously served as Vice President of FMRC and FMR (2006).

Robert Minicus	Vice President of FMRC and FMR (2006).

Jeffrey Mitchell	Vice President of FMRC and FMR (2003).

Eric M. Mollenhauer	Vice President of FMRC and FMR (2004).
Charles L. Myers	Vice President of FMRC, FMR (2006), and a fund advised by FMR.

Mark Notkin	Vice President of FMRC, FMR, and funds advised by FMR.
Scott Offen	Vice President of FMRC, FMR (2003), and a fund advised by FMR.

Shep Perkins	Vice President of FMRC (2004), FMR (2006), and a fund advised by FMR.
Stephen Petersen	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

John R. Porter	Vice President of FMRC, FMR (2004), and funds advised by FMR.
Keith Quinton	Vice President of FMRC, FMR, and funds advised by FMR.

Alan Radlo	Previously served as Vice President of FMRC and FMR (2006).

Larry Rakers	Vice President of FMRC, FMR, and funds advised by FMR.

Kenneth A. Rathgeber	Chief Compliance Officer of FMRC, FMR, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2005).

Kennedy Richardson	Vice President of FMRC and FMR.

Graeme Rockett	Vice President of FMRC, FMR (2006), and funds advised by FMR.

Eric D. Roiter

Vice President, General Counsel, and Secretary of FMRC and FMR; Secretary of funds advised by FMR; Assistant Secretary of FMR U.K., FRAC, and FIMM; Previously served as Vice President and Secretary of FDC (2005).

Stephen Rosen	Vice President of FMRC, FMR (2004), and a fund advised by FMR.
Louis Salemy	Previously served as Vice President of FMRC, FMR, and funds advised by FMR (2006).

Lee H. Sandwen	Previously served as Vice President of FMRC and FMR (2006).

Peter Saperstone	Vice President of FMRC, FMR, and funds advised by FMR.

Andy H. Sassine	Vice President of FMRC, FMR (2006), and a fund advised by FMR.

Chrisopher Linden Sharpe	Vice President of FMRC, FMR (2006), and funds advised by FMR.

Jonathan Allen Shelon	Vice President of FMRC, FMR (2006), and funds advised by FMR.

J. Fergus Shiel	Vice President of FMRC, FMR (2006), and funds advised by FMR.

Beso Sikharulidze	Previously served as Vice President of FMRC, FMR, and a fund advised by FMR (2005).

Carol A. Smith-Fachetti	Vice President of FMRC and FMR.

Steven J. Snider	Previously served as Vice President of FMRC, FMR, and a fund advised by FMR (2006).

Mark P. Snyderman	Vice President of FMRC, FMR (2004), and funds advised by FMR.
Thomas T. Soviero	Senior Vice President of FMRC and FMR (2005); Vice President of funds advised by FMR; Previously served as Vice President of FMRC and FMR (2005).

George Stairs	Vice President of FMRC, FMR (2006), and a fund advised by FMR.

Robert E. Stansky	Senior Vice President of FMRC and FMR; Previously served as Vice President of a fund advised by FMR.

Nicholas E. Steck

Compliance Officer of FMRC (2006), FMR (2006), FMR U.K., FRAC, FIMM (2006), Strategic Advisers, Inc. (2005), and FMR Corp.; Senior Vice President of FMR (2006); Previously served as Vice President of FMR (2006).

Cynthia C. Strauss	Vice President of FMRC and FMR (2006).

Susan Sturdy

Assistant Secretary of FMRC, FMR, and FDC; Secretary of FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., and FMR Corp. (2006); Previously served as Assistant Secretary of FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., and FMR Corp. (2006).

Yolanda Taylor	Vice President of FMRC and FMR.

Victor Thay	Vice President of FMRC, FMR (2003), and a fund advised by FMR.

Richard S. Thompson	Vice President of FMRC, FMR (2006), and a fund advised by FMR.

Joel C. Tillinghast	Senior Vice President of FMRC, FMR, and Vice President of a fund advised by FMR.

Matthew C. Torrey	Vice President of FMRC and FMR (2004).
Jennifer Uhrig	Vice President of FMRC and funds advised by FMR; Senior Vice President of FMR (2005); Previously served as Vice President of FMR (2005).

George A. Vanderheiden	Senior Vice President of FMRC and FMR.

Robert B. Von Rekowsky	Vice President of FMRC, FMR (2004), and funds advised by FMR.
Samuel Wald	Vice President of FMRC, FMR (2006), and funds advised by FMR.

J. Gregory Wass	Assistant Treasurer of FMRC, FMR, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

Jason Weiner	Vice President of FMRC, FMR, and funds advised by FMR.

Eric Wetlaufer	Senior Vice President of FMRC and FMR (2006); President and Director of FMR U.K. and FRAC (2006); Vice President of certain Equity funds advised by FMR.

Steven S. Wymer	Vice President of FMRC and a fund advised by FMR; Senior Vice President of FMR (2005); Previously served as Vice President of FMR (2005).

JS Wynant	Vice President of FMRC and FMR; Treasurer of FMRC, FMR, FMR U.K., FRAC, and FIMM.
Derek L. Young	Vice President of FMRC, FMR (2004), and funds advised by FMR.

(3) FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)

FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Simon Fraser

Director, Chairman of the Board, Chief Executive Officer of FMR U.K.; Previously served as Director and President of Fidelity International Investment Advisors (FIIA) (2005), Director and Chief Executive Officer of Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L) (2005), and Senior Vice President of FMR U.K. (2003).

Eric Wetlaufer	President and Director of FMR U.K. and FRAC (2006); Senior Vice President of FMR and FMRC (2006); Vice President of certain Equity funds advised by FMR.

Philip Bullen

Previously served as President and Director of FMR U.K. (2006), FRAC (2006), and Director of Strategic Advisers, Inc. (2005); Senior Vice President of FMR and FMRC; Vice President of certain Equity funds advised by FMR.

Andrew Flaster	Compliance Officer of FMR U.K.
Jay Freedman	Previously served as Secretary of FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., and FMR Corp., and Assistant Secretary of FMR, FMRC, and FDC (2006).

Karen Hammond

Previously served as Assistant Treasurer of FMR U.K., FMR, FMRC, FRAC, and FIMM, Vice President of FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc., and Treasurer of Strategic Advisers, Inc. and FMR Corp. (2005); Executive Vice President of FMR (2005).

John J. Hitt	Assistant Secretary of FMR U.K., FMR, FMRC, FRAC, FIMM, Strategic Advisers, Inc., FDC, and FMR Corp. (2006).
Kenneth A. Rathgeber	Chief Compliance Officer of FMR U.K., FMR, FMRC, FRAC, FIMM, and Strategic Advisers, Inc. (2005).
Eric D. Roiter

Assistant Secretary of FMR U.K., FRAC, and FIMM; Vice President, General Counsel, and Secretary of FMR and FMRC; Secretary of funds advised by FMR; Previously served as Vice President and Secretary of FDC (2005).

Nicholas E. Steck

Compliance Officer of FMR U.K., FMR (2006), FMRC (2006), FRAC, FIMM (2006), Strategic Advisers, Inc. (2005) and FMR Corp.; Senior Vice President of FMR (2006); Previously served as Vice President of FMR (2006).

Susan Sturdy

Secretary of FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., and FMR Corp. (2006); Assistant Secretary of FMR, FMRC, and FDC; Previously served as Assistant Secretary of FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., and FMR Corp. (2006).

J. Gregory Wass	Assistant Treasurer of FMR U.K., FMR, FMRC, FRAC, FIMM, Strategic Advisers, Inc., FDC, and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

JS Wynant	Treasurer of FMR U.K., FMR, FMRC, FRAC, and FIMM; Vice President of FMR and FMRC.

(4) FIDELITY RESEARCH & ANALYSIS COMPANY (FRAC)

FRAC provides investment advisory services to Fidelity Management & Research Company, Fidelity Management Trust Company, FMR Co., Inc., and Fidelity Investments Money Management, Inc. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d	Chairman of the Board and Director of FRAC, FMR, FMRC, and FIMM; Chief Executive Officer, Chairman of the Board and Director of FMR Corp.; Trustee of funds advised by FMR.

Eric Wetlaufer	President and Director of FRAC and FMR U.K. (2006); Senior Vice President of FMR and FMRC (2006); Vice President of certain Equity funds advised by FMR.

Philip Bullen

Previously served as President and Director of FRAC and FMR U.K. (2006) and Director of Strategic Advisers, Inc. (2005); Senior Vice President of FMR and FMRC; Vice President of certain Equity funds advised by FMR.

Jay Freedman	Previously served as Secretary of FRAC, FMR U.K., FIMM, Strategic Advisers, Inc., and FMR Corp., and Assistant Secretary of FMR, FMRC, and FDC (2006).
Karen Hammond

Previously served as Assistant Treasurer of FRAC, FMR, FMRC, FMR U.K., and FIMM, Vice President of FRAC, FMR U.K., FIMM, and Strategic Advisers, Inc., and Treasurer of Strategic Advisers, Inc. and FMR Corp. (2005); Executive Vice President of FMR (2005).

John J. Hitt	Assistant Secretary of FRAC, FMR, FMRC, FMR U.K., FIMM, Strategic Advisers, Inc., FDC, and FMR Corp. (2006).

Kenneth A. Rathgeber	Chief Compliance Officer of FRAC, FMR, FMRC, FMR U.K., FIMM, and Strategic Advisers, Inc. (2005).
Eric D. Roiter

Assistant Secretary of FRAC, FMR U.K., and FIMM; Vice President, General Counsel, and Secretary of FMR and FMRC; Secretary of funds advised by FMR; Previously served as Vice President and Secretary of FDC (2005).

Nicholas E. Steck

Compliance Officer of FRAC, FMR (2006), FMRC (2006), FMR U.K., FIMM (2006), Strategic Advisers, Inc. (2005) and FMR Corp.; Senior Vice President of FMR (2006); Previously served as Vice President of FMR (2006).

Susan Sturdy

Secretary of FRAC, FMR U.K., FIMM, Strategic Advisers, Inc., and FMR Corp. (2006); Assistant Secretary of FMR, FMRC, and FDC; Previously served as Assistant Secretary of FRAC, FMR U.K., FIMM, Strategic Advisers, Inc., and FMR Corp. (2006).

J. Gregory Wass	Assistant Treasurer of FRAC, FMR, FMRC, FMR U.K., FIMM, Strategic Advisers, Inc., FDC, and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

Billy W. Wilder	Previously served as Vice President of FRAC; Representative Director and President of Fidelity Investments Japan Limited (FIJ)(2004).

JS Wynant	Treasurer of FRAC, FMR, FMRC, FMR U.K., and FIMM; Vice President of FMR and FMRC.

(5) FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)

FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d	Chairman of the Board and Director of FIMM, FMR, FMRC, and FRAC; Chief Executive Officer, Chairman of the Board and Director of FMR Corp.; Trustee of funds advised by FMR.

Abigail P. Johnson

Previously served as President and Director of FIMM, FMR, and FMRC (2005), Senior Vice President of funds advised by FMR (2005), and Trustee of funds advised by FMR (2006). Currently a Director and Vice Chairman (2006) of FMR Corp., President of FESCO (2005), and President and a Director of FIIOC (2005).

Robert L. Reynolds	President and Director of FIMM, FMR, and FMRC (2005); Director, Chief Operating Officer, and Vice Chairman (2006) of FMR Corp.

Dwight D. Churchill	Previously served as Senior Vice President of FIMM (2006) and FMR (2005); Executive Vice President of FMR and FMRC (2005); Vice President of Equity funds advised by FMR.

Jay Freedman	Previously served as Secretary of FIMM, FMR U.K., FRAC, Strategic Advisers, Inc., and FMR Corp. and Assistant Secretary of FMR, FMRC, and FDC (2006).

Boyce I. Greer	Senior Vice President of FIMM (2006); Executive Vice President of FMR and FMRC (2005); Vice President of the Select, Asset Allocation, Fixed-Income, and Money Market funds advised by FMR.

Stanley N. Griffith	Previously served as Assistant Secretary of FIMM, and Assistant Vice President of Fixed-Income funds advised by FMR (2003).

Karen Hammond

Previously served as Assistant Treasurer of FIMM, FMR, FMRC, FMR U.K., and FRAC, Vice President of FIMM, FMR U.K., FRAC, and Strategic Advisers, Inc. and Treasurer of Strategic Advisers, Inc. and FMR Corp. (2005); Executive Vice President of FMR (2005).

John J. Hitt	Assistant Secretary of FIMM, FMR, FMRC, FMR U.K., FRAC, Strategic Advisers, Inc., FDC, and FMR Corp. (2006).

Michael Kearney	Assistant Treasurer of FIMM (2005).

Charles S. Morrison	Senior Vice President of FIMM (2003); Vice President of FMR and Money Market funds advised by FMR; Previously served as Vice President of FIMM (2003).

David L. Murphy

Senior Vice President of FIMM (2003); Executive Vice President of FMR (2005); Vice President of Fixed-Income and Money Market funds advised by FMR; Previously served as Vice President of FIMM (2003) and FMR (2005).

Kenneth A. Rathgeber	Chief Compliance Officer of FIMM, FMR, FMRC, FMR U.K., FRAC, and Strategic Advisers, Inc. (2005).

Eric D. Roiter

Assistant Secretary of FIMM, FMR U.K., and FRAC; Vice President, General Counsel, and Secretary of FMR and FMRC; Secretary of funds advised by FMR; Previously served as Vice President and Secretary of FDC (2005).

Thomas J. Silvia	Senior Vice President of FIMM (2005); Vice President of Fixed-Income funds advised by FMR.

Nicholas E. Steck

Compliance Officer of FIMM (2006), FMR (2006), FMRC (2006), FMR U.K., FRAC, Strategic Advisers, Inc. (2005) and FMR Corp.; Senior Vice President of FMR (2006); Previously served as Vice President of FMR (2006).

Susan Sturdy

Secretary of FIMM, FMR U.K., FRAC, Strategic Advisers, Inc., and FMR Corp. (2006); Assistant Secretary of FMR, FMRC, and FDC; Previously served as Assistant Secretary of FIMM, FMR U.K., FRAC, Strategic Advisers, Inc., and FMR Corp. (2006).

J. Gregory Wass	Assistant Treasurer of FIMM, FMR, FMRC, FMR U.K., FRAC, Strategic Advisers, Inc., FDC and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

JS Wynant	Treasurer of FIMM, FMR, FMRC, FMR U. K., and FRAC; Vice President of FMR and FMRC.

(6) FIDELITY INTERNATIONAL INVESTMENT ADVISORS (FIIA)

The directors and officers of FIIA have held, during the past two fiscal years, the following positions of a substantial nature.

Michael Gordon	President (2005) and Director (2002) of FIIA; President, Chief Executive Officer, and Director of FIIA (U.K.)L (2005).

Chris Coombe	Chief Financial Officer of FIIA (2006); Director of FIJ (2006).

Simon Fraser

Previously served as Director and President of FIIA (2005), Director and Chief Executive Officer of FIIA(U.K.)L (2005), and Senior Vice President of FMR U.K. (2003); Director, Chairman of the Board, Chief Executive Officer of FMR U.K.

Brett Goodin	Director of FIIA.

Simon M. Haslam	Director of FIIA; Previously served as Director of FIJ (2007).

Matthew Heath	Previously served as Secretary of FIIA (2004).

David Holland	Previously served as Director and Vice President of FIIA (2006); Director of FIJ (2005).

Kathryn Matthews	Director of FIIA (2005).

Samantha Miller	Previously served as HK Compliance Officer of FIIA (2005).

Frank Mutch	Director of FIIA.

Allan Pelvang	Director and Vice President of FIIA (2006).

Peter Phillips	Previously served as Director of FIIA (2006).

Rosalie Powell	Assistant Secretary of FIIA.

David J. Saul	Director of FIIA.

Graham Seed	Secretary of FIIA (2004).
Andrew Steward	Previously served as Chief Financial Officer of FIIA and Director of FIGEST (2006); Previsously served as Director of FIIA(U.K.)L (2007).
Robert Stewart	Director of FIIA (2004).
Ann Stock	Chief Compliance Officer of FIIA (2005); Director of FIIA(U.K.)L (2003).

Andrew Wells	Director of FIIA (2005).

Nigel White	Previously served as Chief Compliance Officer of FIIA (2005).

(7) FIDELITY INTERNATIONAL INVESTMENT ADVISORS (U.K.) LIMITED (FIIA(U.K.)L)

The directors and officers of FIIA(U.K.)L have held, during the past two fiscal years, the following positions of a substantial nature.

Michael Gordon	President, Chief Executive Officer, and Director of FIIA (U.K.)L (2005); President (2005) and Director (2002) of FIIA.
Simon Fraser

Previously served as Director and Chief Executive Officer of FIIA(U.K.)L (2005), Director and President of FIIA (2005), and Senior Vice President of FMR U.K. (2003); Director, Chairman of the Board, Chief Executive Officer of FMR U.K.

Ian Jones	Chief Compliance Officer of FIIA(U.K.)L (2004).

Nicky Richards	Director of FIIA(U.K.)L (2006)

Andrew Steward	Previously served as Director of FIIA(U.K.)L (2007); Previously served as Chief Financial Officer of FIIA and Director of FIGEST (2006).

Ann Stock	Director of FIIA(U.K.)L (2003); Chief Compliance Officer of FIIA (2005).

Richard Wane	Director of FIIA(U.K.)L (2003).

(8) FIDELITY INVESTMENTS JAPAN LIMITED (FIJ)

The directors and officers of FIJ have held, during the past two fiscal years, the following positions of a substantial nature.

Thomas Balk	Representative Executive Officer and Director of FIJ (2006); Previously served as Director of FIGEST (2006).
Chris Coombe	Director of FIJ (2006); Chief Financial Officer of FIIA (2006).
John Ford	Director and Executive Officer of FIJ (2006).
Simon M. Haslam	Previously served as Director of FIJ (2007); Director of FIIA.
Yoshito Hirata	Previously served as President (2005), Representative Director (2005), Representative Executive Officer (2006), and Head of Compliance and Legal (2004) of FIJ.

David Holland	Director of FIJ (2005); Previously served as Director and Vice President of FIIA (2006).

Yasuo Kuramoto	Previously served as Director and Vice Chairman of FIJ (2005).

Jonathan O'Brien	Director of FIJ (2006).

Takeshi Okazaki	Executive Officer of FIJ (2005); Previously served as Director (2006) and Head of Institutional Sales of FIJ (2005).

Yoshishige Saigusa	Executive Officer of FIJ (2005); Previously served as Director of FIJ (2006).

Billy W. Wilder	Previously served as President and Representative Director of FIJ and Vice President of FRAC (2004).

Hiroshi Yamashita	Previously served as Director (2006) and Counselor of FIJ (2005).

(9) STRATEGIC ADVISERS, INC.

Strategic Advisers, Inc. serves as investment adviser to Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portolio, and Investor Freedom Income Portfolio and provides investment supervisory services to individuals, banks, thrifts, pension and profit sharing plans, trusts, estates, charitable organizations, corporations, and other business organizations, and provides a variety of publications on investment and personal finance. The directors and officers of Strategic Advisers have held, during the past two fiscal years, the following positions of a substantial nature.

Richard A. Spillane Jr.	President of Strategic Advisers, Inc. (2005).

Steven P. Akin	Director of Strategic Advisers, Inc. (2006); President and Director of FDC (2006).

Jeffrey Carney	Previously served as Director of Strategic Advisers, Inc., and President and Director of FDC (2006).

William V. Harlow III	Director of Strategic Advisers, Inc.; Previously served as Chief Investment Officer of Strategic Advisers, Inc. (2005).

Philip Bullen

Previously served as Director of Strategic Advisers, Inc. (2005) and President and Director of FRAC and FMR U.K. (2006); Senior Vice President of FMR and FMRC; Vice President of certain Equity funds advised by FMR.

G. Robert Bristow	Previously served as Senior Vice President of Strategic Advisers, Inc. (2004).

Ren Y. Cheng	Previously served as Vice President of Strategic Advisers, Inc. (2005); Vice President of FMRC, FMR and funds advised by FMR.

William Ebsworth	Senior Vice President of Strategic Advisers, Inc. (2006).
William Eigen	Previously served as Vice President of Strategic Advisers, Inc. (2005); Vice President of FMR, FMRC, and funds advised by FMR.
Jay Freedman	Previously served as Secretary of Strategic Advisers, Inc., FMR U.K., FRAC, FIMM, and FMR Corp., and Assistant Secretary of FMR, FMRC, and FDC (2006).

Howard Galligan	Senior Vice President of Strategic Advisers, Inc. (2006); Previously served as Vice President of Strategic Advisers, Inc. (2006).
Scott B. Kuldell	Vice President of Strategic Advisers, Inc. (2006).
Boyce I. Greer	Previously served as Director and Managing Director of Strategic Advisers, Inc. (2005).

Karen Hammond

Previously served as Vice President of Strategic Advisers, Inc., Treasurer of Strategic Advisers, Inc. and FMR Corp., Vice President of FMR U.K., FRAC, and FIMM and Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, and FIMM (2005); Executive Vice President of FMR (2005).

John J. Hitt	Assistant Secretary of Strategic Advisers, Inc., FMR, FMRC, FMR U.K., FRAC, FIMM, FDC, and FMR Corp. (2006).

Patricia Hurley	Senior Vice President of Strategic Advisers, Inc.

Robert B. MacDonald	Vice President of Strategic Advisers, Inc. (2004); Previously served as Vice President of FMR and FMRC (2004).
Katherine Sikora Nelson	Previously served as Assistant Clerk of Strategic Advisers, Inc. (2003).
Kenneth A. Rathgeber	Chief Compliance Officer of Strategic Advisers, Inc., FMR, FMRC, FMR U.K., FRAC, and FIMM (2005).
Jeffrey P. Resnik	Senior Vice President of Strategic Advisers, Inc.

Roger T. Servison	Director of Strategic Advisers, Inc.

Alan Scheuer	Treasurer of Strategic Advisers, Inc. (2006).

Nicholas E. Steck

Compliance Officer of Strategic Advisers, Inc. (2005), FMR (2006), FMRC (2006), FMR U.K., FRAC, FIMM (2006), and FMR Corp.; Senior Vice President of FMR (2006); Previously served as Vice President of FMR (2006).

Michele A. Stecyk	Vice President of Strategic Advisers, Inc.

Geoff Stein	Senior Vice President of Strategic Advisers, Inc. (2006); Previously served as Vice President of Strategic Advisers, Inc. (2006).

Susan Sturdy

Secretary of Strategic Advisers, Inc., FMR U.K., FRAC, FIMM, and FMR Corp. (2006); Assistant Secretary of FMR, FMRC, and FDC; Previously served as Assistant Secretary of Strategic Advisers, Inc., FMR U.K., FRAC, FIMM, and FMR Corp. (2006).

Robert Vick	Vice President of Strategic Advisers, Inc. (2006).

Erica Von Ahnen	Senior Vice President of Strategic Advisers, Inc. (2006).

J. Gregory Wass	Assistant Treasurer of Strategic Advisers, Inc., FMR, FMRC, FMR U.K., FRAC, FIMM, FDC, and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

Jonathan F. Weed	Senior Vice President of Strategic Advisers, Inc. (2006); Previously served as Vice President of Strategic Advisers, Inc. (2006).

Principal business addresses of the investment adviser, sub-advisers and affiliates.

Fidelity Management & Research Company (FMR)
245 Summer Street
Boston, MA 02210

FMR Co., Inc. (FMRC)
245 Summer Street
Boston, MA 02210

Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
245 Summer Street
Boston, MA 02210

Fidelity Research & Analysis Company (FRAC)
245 Summer Street
Boston, MA 02210

Fidelity Investments Money Management, Inc. (FIMM)
One Spartan Way
Merrimack, NH 03054

Fidelity International Investment Advisors (FIIA)
Pembroke Hall,
42 Crow Lane,
Pembroke HM 19, Bermuda

Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L)
25 Cannon Street
London, England EC4M5TA

Fidelity Investments Japan Limited (FIJ)
Shiroyama Trust Tower
4-3-1, Toranomon, Minato-ku,
Tokyo, Japan 105-6019

Strategic Advisers, Inc.
245 Summer Street
Boston, MA 02210

FMR Corp.
82 Devonshire Street
Boston, MA 02109

Fidelity Distributors Corporation (FDC)
82 Devonshire Street
Boston, MA 02109

Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Steven Akin	Director and President (2006)	None
Susan Boudrot	Chief Compliance Officer (2004)	None
Scott Goebel	Vice President and Secretary (2006)	None
Jane Greene	Treasurer and Controller	None
John J. Hitt	Assistant Secretary (2006)	None
Craig Huntley	Executive Vice President (2006)	None
William F. Loehning	Executive Vice President (2003)	None
Ellyn A. McColgan	Director	None
Nicky Richards	Director	None
Susan Sturdy	Assistant Secretary	None
J. Gregory Wass	Assistant Treasurer	None

* 82 Devonshire Street, Boston, MA

(c) Not applicable.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, The Bank of New York, 110 Washington Street, New York, NY; JPMorgan Chase Bank, 270 Park Avenue, New York, NY; Brown Brothers Harriman & Co., 40 Water Street, Boston, MA; State Street Bank & Trust Company, 1776 Heritage Drive, Quincy, MA; and Mellon Bank, One Mellon Center, 500 Grant Street, Pittsburgh, PA. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Consumer Staples Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Growth Stock Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, International Capital Appreciation Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio, Materials Portfolio, Natural Resources Portfolio (currently Energy Portfolio), Real Estate Portfolio, Strategic Income Portfolio, Telecommunications Portfolio, and Value Leaders Portfolio in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of International Capital Appreciation Portfolio, Value Leaders Portfolio, Consumer Industries Portfolio (currently Consumer Discretionary Portfolio), Consumer Staples Portfolio, Cyclical Industries Portfolio (currently Industrials Portfolio), Financial Services Portfolio, Health Care Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio, Telecommunications & Utilities Growth Portfolio (currently Utilities Portfolio), Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, Growth Stock Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio, Real Estate Portfolio, Strategic Income Portfolio, and Natural Resources Portfolio (currently Energy Portfolio) in connection with repurchase agreement transactions.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 88 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 26th day of April 2007.

Variable Insurance Products Fund IV
	By	/s/Kimberley Monasterio
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Kimberley Monasterio, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Kimberley Monasterio		President and Treasurer	April 26, 2007
Kimberley Monasterio		(Principal Executive Officer)

/s/Joseph B. Hollis		Chief Financial Officer	April 26, 2007
Joseph B. Hollis		(Principal Financial Officer)

/s/Edward C. Johnson 3d	(dagger)	Trustee	April 26, 2007
Edward C. Johnson 3d

/s/Dennis J. Dirks	*	Trustee	April 26, 2007
Dennis J. Dirks

/s/Albert R. Gamper	*	Trustee	April 26, 2007
Albert R. Gamper

/s/George H. Heilmeier	*	Trustee	April 26, 2007
George H. Heilmeier

/s/James H. Keyes	*	Trustee	April 26, 2007
James H. Keyes

/s/Marie L. Knowles	*	Trustee	April 26, 2007
Marie L. Knowles

/s/Ned C. Lautenbach	*	Trustee	April 26, 2007
Ned C. Lautenbach

/s/Robert L. Reynolds	*	Trustee	April 26, 2007
Robert L. Reynolds

/s/Cornelia M. Small	*	Trustee	April 26, 2007
Cornelia M. Small

/s/William S. Stavropoulos	*	Trustee	April 26, 2007
William S. Stavropoulos

/s/Kenneth L. Wolfe	*	Trustee	April 26, 2007
Kenneth L. Wolfe

* Signature affixed by Abigail P. Johnson, pursuant to a power of attorney dated April 1, 2007 and filed herewith.

* By: /s/Joseph R. Fleming
Joseph R. Fleming, pursuant to a power of attorney dated April 1, 2007 and filed herewith.

POWER OF ATTORNEY

I, the undersigned President and Director or Trustee, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Charles Street Trust

Fidelity Colchester Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Newbury Street Trust

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director or Trustee, (collectively, the "Funds"), hereby revoke all previous powers of attorney I have given to sign and otherwise act in my name and behalf in matters involving the Funds and hereby constitute and appoint Abigail P. Johnson my true and lawful attorney-in-fact, with full power of substitution, and with full power to said attorney-in-fact to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-14, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or her substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after April 1, 2007.

WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d	April 1, 2007
Edward C. Johnson 3d

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Charles Street Trust

Fidelity Colchester Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Newbury Street Trust

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

Variable Insurance Products Fund V

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the "Funds"), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving the Funds and hereby constitute and appoint Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm and Anthony H. Zacharski each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-14, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after April 1, 2007.

WITNESS our hands on this First day of April 2007.

/s/Dennis J. Dirks	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	/s/Ned C. Lautenbach
Dennis J. Dirks		Ned C. Lautenbach
/s/Albert R. Gamper		/s/Robert L. Reynolds
Albert R. Gamper		Robert L. Reynolds
/s/George H. Heilmeier		/s/Cornelia M. Small
George H. Heilmeier		Cornelia M. Small
/s/James H. Keyes		/s/William S. Stavropoulos
James H. Keyes		William S. Stavropoulos
/s/Marie L. Knowles		/s/Kenneth L. Wolfe
Marie L. Knowles		Kenneth L. Wolfe